As Filed with the United States Securities and Exchange Commission on February 22, 2021.
1933 Act Registration No. 033-19338
1940 Act Registration No. 811-05426

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 191	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 192	☒

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
Jeffrey H. Kupor, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Name and Address of Agent for Service)

Copy to:
Taylor V. Edwards, Esquire Invesco Advisers, Inc. 225 Liberty Street, 15th FL New York, NY 10281-1087	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
__	immediately upon filing pursuant to paragraph (b)
X	on February 22, 2021 pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)
__	on (date) pursuant to paragraph (a)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
__	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Supplement to the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information
The purpose of this supplement is to provide you with changes to the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information (SAI) for the Funds listed below, as applicable:
Invesco Endeavor Fund
Invesco Greater China Fund
Invesco Main Street Small Cap Fund®
Invesco Pacific Growth Fund
Invesco Select Companies Fund
Invesco Senior Floating Rate Plus Fund
This supplement amends the Summary and Statutory Prospectuses and SAIs of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAIs and retain it for future reference.
At a meeting held on January 22, 2021, the Boards of Trustees of each Target Fund listed below unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which each Target Fund would transfer all or substantially all of its assets and liabilities to the corresponding Acquiring Fund listed next to it in exchange for shares of each Acquiring Fund that would be distributed to Target Fund shareholders.
The reorganizations are expected to be consummated on or about April 23, 2021. Upon closing of each reorganization, shareholders of each Target Fund will receive shares of a class of the corresponding Acquiring Fund that are equal in value to the shares of the corresponding class of the corresponding Target Fund that the shareholders held immediately prior to the closing of the applicable reorganization, and each Target Fund will liquidate and cease operations.
A combined Information Statement/Prospectus will be sent to shareholders of each Target Fund, which will include a full discussion of each reorganization and the factors the Board of Trustees considered in approving the Agreement. Shareholders of the Target Funds do not need to approve the reorganizations.
It is currently anticipated that each Target Fund will close to new investors approximately two business days prior to the closing date of its reorganization to facilitate a smooth transition of Target Fund shareholders to the Acquiring Fund. All investors who are invested in each Target Fund as of the date on which the Target Fund closes to new investors and remain invested in the Target Fund may continue to make additional investments in their existing accounts and may open new accounts in their name. Each Acquiring Fund will remain open for purchase during this period.

Target Funds	Acquiring Funds
Invesco Endeavor Fund	Invesco Main Street Mid Cap Fund®
Invesco Pacific Growth Fund	Invesco Greater China Fund
Invesco Select Companies Fund	Invesco Main Street Small Cap Fund®
Invesco Senior Floating Rate Plus Fund	Invesco Senior Floating Rate Fund
In connection with the reorganizations, the Board of Trustees approved the following changes to certain of the Funds, as specified below, which changes are effective on or about April 23, 2021:
1.
The following reduced fee schedule replaces in its entirety the current advisory fee schedule for Invesco Greater China Fund under the heading “Investment Advisory and Other Services – Investment Adviser” in the SAI:

Fund	Annual Rate/Net Assets Per Advisory Agreement
Invesco Greater China Fund	0.87% of the first $1B 0.82% of the next $1B 0.77% of the next $49B 0.76% of the excess over $51B
2.
The compensation styled Rule 12b-1 plans for the following Fund’s share classes are being replaced with reimbursement styled Rule 12b-1 plans:
MRGR-SUP-022221
1

Fund	Class
Invesco Greater China Fund	Class A
Class C
Accordingly, all references to Invesco Greater China Fund’s Class A shares and Class C shares compensation styled Rule 12b-1 plan in the SAI for the Fund are replaced with references to the reimbursement styled plan.
3.
The following information replaces in its entirety the eleventh paragraph under the heading “Description of the Funds and their Investments and Risks – Fund Policies – Fundamental Restrictions” in the SAI for Invesco Main Street Small Cap Fund®:
Notwithstanding the above restriction related to physical commodities, the Invesco International Diversified Fund, Invesco Main Street Mid Cap Fund, Invesco Main Street Small Cap Fund and Invesco Select Risk: Moderate Investor Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.
4.
The following information is added as a third paragraph to fundamental restriction number (6) under the heading “Description of the Funds and their Investments and Risks - Fund Policies - Fundamental Restrictions” in the SAI for Invesco Endeavor Fund:
Notwithstanding the above restriction related to physical commodities, Invesco Endeavor Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.
MRGR-SUP-022221
2

Prospectus
February 22, 2021
Class: A (ABRZX), C (ABRCX), R (ABRRX), Y (ABRYX), R5 (ABRIX), R6 (ALLFX)

Invesco Balanced-Risk Allocation Fund
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
■
is not FDIC insured;
■
may lose value; and
■
is not guaranteed by a bank.

        Invesco Balanced-Risk Allocation Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.16	0.16	0.16	0.16	0.11	0.03

Acquired Fund Fees and Expenses	0.09	0.09	0.09	0.09	0.09	0.09

Total Annual Fund Operating Expenses	1.39	2.14	1.64	1.14	1.09	1.01

Fee Waiver and/or Expense Reimbursement[2]	0.06	0.06	0.06	0.06	0.06	0.06

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.33	2.08	1.58	1.08	1.03	0.95

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	678$	960$	1,263$	2,122$

Class C	311$	664$	1,144$	2,277$

Class R	161$	511$	886$	1,939$

Class Y	110$	356$	622$	1,381$

Class R5	105$	341$	595$	1,323$

Class R6	97$	316$	552$	1,231$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	678$	960$	1,263$	2,122$

Class C	211$	664$	1,144$	2,277$

Class R	161$	511$	886$	1,939$

Class Y	110$	356$	622$	1,381$

Class R5	105$	341$	595$	1,323$

Class R6	97$	316$	552$	1,231$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives the Fund’s performance. The Fund’s exposure to these three asset classes will be achieved primarily through investments in derivative instruments (generally having aggregate notional exposure exceeding 65% of the Fund’s net assets), including but not limited to futures, options, currency forward contracts and swap agreements.
The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long-term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter-term views of the market. The strategic and tactical processes are intended to adjust the Fund’s portfolio risk in a variety of market conditions.
The portfolio managers implement their investment decisions primarily through the use of derivatives and other investments that create leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposures to the three asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit the Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund may hold long and short positions in derivatives and in investments in each of the three asset classes; however, the Fund will typically maintain net long exposure to each asset class, such that the Fund is expected to benefit from general price appreciation of
1        Invesco Balanced-Risk Allocation Fund

investments in that asset class. The Fund’s use of derivatives and the leveraged investment exposure created by its use of derivatives are expected to be significant and greater than most mutual funds.
The Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide leverage, including futures contracts, options, swaps and commodity-linked notes. Volatility measures the range of returns of a security, fund, index or other investment, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Fund gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves investment selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class selected in the first step to construct a portfolio that they believe is risk-balanced across the three asset classes. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments. Taken together, the first two steps in the process result in the strategic allocation.
In the third step of the investment process, using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether an asset class and investments in that asset class are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on an asset class and related investments. Lastly, the portfolio managers assess the impact of historic price movements for each asset class and related investments on likely future returns.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight positions (incurring additional exposure relative to the strategic allocation) and under-weight positions (incurring less exposure relative to the strategic allocation) for the asset classes and investments. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above.
The Fund’s equity exposure will be achieved through investments in derivatives that track equity indices comprised of shares of companies in developed and/or emerging market countries, including equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, including high dividend, quality, value, growth, low volatility, size (large, mid or small cap) and momentum. In addition, the Fund may invest directly in shares of such companies and in exchange-traded funds (ETFs) that provide equity exposure, including ETFs that track factor-based indices that emphasize the style factors noted above. The Fund may also buy and write (sell) put and call options on equities, equity indices and ETFs, including in combination, to adjust the Fund’s equity exposure or to generate income. Additionally, the Fund can use currency forward contracts to hedge against the risk that the value of the foreign currencies in which its equity investments are denominated will depreciate against the U.S. dollar.
The Fund’s fixed income exposure will be achieved through derivatives that offer exposure to the debt or credit of issuers in developed and/or emerging markets that are rated investment grade or are unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity.
The Fund’s commodity exposure will be achieved through investments in commodity futures and swaps, commodity related ETFs and exchange-traded notes (ETNs) and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund I Ltd., a wholly–owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in commodity futures and swaps, commodity related ETFs and ETNs and commodity-linked notes. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other investments that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary will also hold cash and cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
The Fund generally will maintain a substantial amount of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in nonderivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general
2        Invesco Balanced-Risk Allocation Fund

outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Correlation Risk. Because the Fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, across different countries and investments, to the extent either the asset classes or the selected countries and investments become correlated in a way not anticipated by the Adviser, the Fund’s risk allocation process may result in magnified risks and loss instead of balancing (reducing) the risk of loss.
Commodity Risk. The Fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments or supply and demand disruptions. Because the Fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.
Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. As a result of an announcement by the Internal Revenue Service (IRS), the Fund intends to invest in commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could, among other consequences, limit the Fund’s ability to pursue its investment strategy.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. The SEC has adopted new regulations related to the use of derivatives and related instruments by registered investment companies. These regulations may limit the Fund’s ability to engage in derivatives transactions and may result in increased costs or require the Fund to modify its investment strategies. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other mutual funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
Volatility Risk. Certain of the Fund's investments may appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities
3        Invesco Balanced-Risk Allocation Fund

that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged, which may result in economic leverage, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. The Fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on the Fund’s right to redeem its investment, which is meant to be held until maturity.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Factor-Based Strategy Risk. Although the Fund may have investments that track equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, there is no guarantee that this strategy will be successful.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Updated performance information is available on the Fund's website at www.invesco.com/us.
4        Invesco Balanced-Risk Allocation Fund

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	December 31, 2020	10.48%
Worst Quarter	March 31, 2020	-12.14%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	6/2/2009	3.24%	6.03%	5.31%
Return After Taxes on Distributions		2.73	4.08	3.26
Return After Taxes on Distributions and Sale of Fund Shares		1.91	3.91	3.33

Class C	6/2/2009	7.48	6.44	5.27

Class R	6/2/2009	9.09	6.98	5.65

Class Y	6/2/2009	9.50	7.52	6.17

Class R5	6/2/2009	9.55	7.55	6.21

Class R6	9/24/2012	9.72	7.65	[1]6.24

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		18.40	15.22	13.88

Custom Invesco Balanced-Risk Allocation Style Index (60% MSCI World Index (Net) and 40% Bloomberg Barclays U.S. Aggregrate Bond Index)(reflects no deduction for fees, expenses or taxes)		13.72	9.42	7.73

Lipper Alternative Global Macro Funds Index		12.36	7.01	4.23

1
Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes.
5        Invesco Balanced-Risk Allocation Fund

Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities. The portfolio management team selects the appropriate investments for each asset class, allocates to them based on their proprietary risk management and portfolio construction techniques, and then applies a process of active positioning that seeks to improve expected returns. The Adviser’s investment process is designed to balance risk across equities, fixed income and commodities such that no one asset class drives the Fund’s performance.
The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long-term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter-term views of the market. The strategic and tactical processes are intended to adjust the Fund’s portfolio risk in a variety of market conditions.
The portfolio managers implement their investment decisions primarily through the use of derivatives and other investments that create leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposures to the three asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit the Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund may hold long and short positions in derivatives and in investments in each of the three asset classes; however, the Fund will typically maintain net long exposure to each asset class, such that the Fund is expected to benefit from general price appreciation of investments in that asset class. The Fund’s use of derivatives and the leveraged investment exposure created by its use of derivatives are expected to be significant and greater than most mutual funds.
The Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide leverage, including futures contracts, options, swaps and commodity-linked notes. Volatility measures the range of returns of a security, fund, index or other investment, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Fund gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves investment selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class selected in the first step to construct a portfolio that they believe is risk-balanced across the three asset classes. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments. Taken together, the first two steps in the process result in the strategic allocation.
In the third step of the investment process, using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether an asset class and investments in that asset class are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on an asset class and related investments. Lastly, the portfolio managers assess the impact of historic price movements for each asset class and related investments on likely future returns.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight positions (incurring additional exposure relative to the strategic allocation) and under-weight positions (incurring less exposure relative to the strategic allocation) for the asset classes and investments. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above.
The Fund’s equity exposure will be achieved through investments in derivatives that track equity indices comprised of shares of companies in developed and/or emerging market countries, including equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, including high dividend, quality, value, growth, low volatility, size (large, mid or small cap) and momentum. In addition, the Fund may invest directly in shares of such companies and in exchange-traded funds (ETFs) that provide equity exposure, including ETFs that track factor-based indices that emphasize the style factors noted above. The Fund may also buy and write (sell) put and call options on equities, equity indices and ETFs, including in combination, to adjust the Fund’s equity exposure or to generate income. Additionally, the Fund can use currency forward contracts to hedge against the risk that the value of the foreign currencies in which its equity investments are denominated will depreciate against the U.S. dollar.
The Fund’s fixed income exposure will be achieved through derivatives that offer exposure to the debt or credit of issuers in developed and/or emerging markets that are rated investment grade or are unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity.
The Fund’s commodity exposure will be achieved through investments in commodity futures and swaps, commodity related ETFs and exchange-traded notes (ETNs) and commodity-linked notes, some or all of which will be owned through the Subsidiary. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in commodity futures and swaps, commodity related ETFs and ETNs and commodity-linked notes. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other investments that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary will
6        Invesco Balanced-Risk Allocation Fund

also hold cash and cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
The Fund generally will maintain a substantial amount of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in nonderivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
ETFs are traded on an exchange and generally hold a portfolio of securities, commodities or commodity futures and/or currencies that are designed to replicate an index. Some ETFs are actively managed and instead of replicating an index, they seek to outperform an index.
ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, asset, index, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold an ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, multiplied by a factor that represents the performance of the referenced market, asset, index, benchmark or strategy.
A commodity-linked note is a debt security issued by a bank or other sponsor that pays a return linked to the performance of a commodities index or basket of commodity futures contracts. In some cases, the return will be based on a multiple of the performance of the index or basket and this embedded leverage will magnify the positive return or losses the Fund earns from these notes as compared to the performance of the index or basket.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time, with both the purchaser and the seller equally obligated to complete the transaction at that future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying asset. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
An option is an agreement between two parties that gives the purchaser of the option the right to buy or sell a particular asset (commonly a stock (including a share of an ETF), a bond, an index, a currency or a futures contract) at a later date at an agreed upon price referred to as the “strike” price. A call option gives the purchaser of the option the right (but not the obligation) to buy the underlying asset at the strike price, while a put option gives the purchaser the right (but not the obligation) to sell the underlying asset at the strike price. In either case, the writer (seller) of the option incurs the corresponding obligation to fulfill the transaction if the option is exercised. The price of an option derives from the difference between the strike price and the value of the underlying asset, the expected volatility of that underlying asset and the time remaining until the expiration of the option.
By selling put and call options, the Fund receives a premium from the option buyer, which increases the Fund’s return if the option is closed at a gain or expires out-of-the-money. An option is “out-of-the-money” if the strike price of the option is below (for a put) or above (for a call) the value of the relevant underlying asset. If, however, the strike price of the option is above (for a put) or below (for a call) the value of the relevant underlying asset and/or the option’s price increases above the price at which it was sold, the Fund may (1) if the buyer has not exercised the option, close the option contract at a loss or (2) if the buyer has exercised the option, (i) pay the buyer the difference between the strike price and the value of underlying asset, or (ii) deliver (if a call) or purchase (if a put) the underlying asset, depending on whether the option is cash settled or deliverable.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to the price, value or level of a specified underlying asset, which can be a security, index, reference rate, commodity, currency or other asset, or a basket of any of the foregoing. The notional amount of a swap is based on the nominal or face amount of the reference asset that is used to calculate payments made under that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the price, value or level of the underlying asset to calculate payments between them through the life of the swap.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk . The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Correlation Risk. Changes in the value of the asset classes in which the Fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the Adviser. Because the Fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or
7        Invesco Balanced-Risk Allocation Fund

the selected countries and investments become correlated in a way not anticipated by the Adviser, the Fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Commodity Risk. The Fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions and changes in transportation, handling and storage costs. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because the Fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.
Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities.
The Fund might not receive all or a portion of the interest due on its investment or a return of its principal if there is a loss of value of the commodity, commodity index or other economic variable to which the interest is linked. A liquid secondary market may not exist for certain commodity-linked notes, which may make it difficult for the Fund to sell them at an acceptable time or price or to accurately value them. Commodity-linked notes are also subject to counterparty risk, which is the risk that the issuer of the commodity-linked note will default or become bankrupt and not make timely payment of principal and interest. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, the value of a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (Code). The Fund has received private letter rulings from the Internal Revenue Service (IRS) confirming that income derived from the Fund's investments in the Subsidiary and a form of commodity-linked note constitutes qualifying income to the Fund. However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS's position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) Accordingly, the Fund may invest in certain commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for the Fund than most other mutual funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets
8        Invesco Balanced-Risk Allocation Fund

used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
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Regulatory Risk. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. The SEC has adopted new regulations related to the use of derivatives and related instruments by registered investment companies. These regulations may limit the Fund’s ability to engage in derivatives transactions and may result in increased costs or require the Fund to modify its investment strategies.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
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Options Risk. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Swap Transactions Risk. Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Fund. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Fund faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.
Volatility Risk. Certain of the Fund's investments may appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Short Position Risk. The Fund will incur a loss on a short position if the price of the asset sold short increases from the short sale price. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. Short sales are speculative transactions and involve greater reliance on the investment adviser’s ability to accurately anticipate the future value of an asset or markets in general. Any gain on a short position is decreased, and any loss is increased, by the amount of any payment, dividend, interest or other transaction costs that the Fund may be required to pay with respect to the asset sold short. The counterparty to a short position or market factors, such as a sharp increase in prices, may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, both positions may decline simultaneously, in which case the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Debt Securities Risk . The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit
9        Invesco Balanced-Risk Allocation Fund

analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Government Debt Risk . Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investments, but nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund. When the Fund invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the exchange-traded note. For certain exchange-traded notes, there may be restrictions on the Fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws
10        Invesco Balanced-Risk Allocation Fund

regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging markets countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Emerging markets countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Factor-Based Strategy Risk. Although the Fund may have investments that track equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, there is no guarantee that this strategy will be successful. In addition, there may be periods when a particular style of investing or factor is out of favor and therefore, during such periods, the investment performance of the Fund may suffer.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.83% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2000.
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Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.
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Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1994.
11        Invesco Balanced-Risk Allocation Fund

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Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2000.
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Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1999.
The portfolio managers are assisted by investment professionals from Invesco's Global Asset Allocation Team. Members of the team may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
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Consolidated Financial Highlights
The consolidated financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The consolidated financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s consolidated financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/20	$ 11.33	$ (0.05)	$ 0.01	$ (0.04)	$ (0.67)	$ (0.50)	$ (1.17)	$ 10.12	(0.55)%	$ 831,513	1.24%(d)	1.30%(d)	(0.53)%(d)	81%
Year ended 10/31/19	10.21	0.10	1.02	1.12	—	—	—	11.33	10.97	968,345	1.24	1.29	0.95	11
Year ended 10/31/18	11.28	0.03	(0.40)	(0.37)	—	(0.70)	(0.70)	10.21	(3.57)	1,016,131	1.21	1.27	0.32	116
Year ended 10/31/17	11.34	(0.05)	0.87	0.82	(0.41)	(0.47)	(0.88)	11.28	7.76	1,337,537	1.22	1.28	(0.49)	12
Year ended 10/31/16	11.27	(0.10)	0.88	0.78	(0.29)	(0.42)	(0.71)	11.34	7.59	1,864,271	1.20	1.27	(0.89)	96

Class C
Year ended 10/31/20	10.69	(0.12)	0.00	(0.12)	(0.57)	(0.50)	(1.07)	9.50	(1.36)	349,294	1.99(d)	2.05(d)	(1.28)(d)	81
Year ended 10/31/19	9.70	0.02	0.97	0.99	—	—	—	10.69	10.21	527,251	1.99	2.04	0.20	11
Year ended 10/31/18	10.83	(0.04)	(0.39)	(0.43)	—	(0.70)	(0.70)	9.70	(4.31)	735,308	1.96	2.02	(0.43)	116
Year ended 10/31/17	10.90	(0.12)	0.84	0.72	(0.32)	(0.47)	(0.79)	10.83	7.05	1,051,038	1.97	2.03	(1.24)	12
Year ended 10/31/16	10.85	(0.17)	0.83	0.66	(0.19)	(0.42)	(0.61)	10.90	6.67	1,278,218	1.95	2.02	(1.64)	96

Class R
Year ended 10/31/20	11.10	(0.08)	0.02	(0.06)	(0.64)	(0.50)	(1.14)	9.90	(0.77)	15,202	1.49(d)	1.55(d)	(0.78)(d)	81
Year ended 10/31/19	10.02	0.07	1.01	1.08	—	—	—	11.10	10.78	18,343	1.49	1.54	0.70	11
Year ended 10/31/18	11.11	0.01	(0.40)	(0.39)	—	(0.70)	(0.70)	10.02	(3.82)	19,989	1.46	1.52	0.07	116
Year ended 10/31/17	11.18	(0.07)	0.85	0.78	(0.38)	(0.47)	(0.85)	11.11	7.48	23,518	1.47	1.53	(0.74)	12
Year ended 10/31/16	11.12	(0.12)	0.86	0.74	(0.26)	(0.42)	(0.68)	11.18	7.26	27,359	1.45	1.52	(1.14)	96

Class Y
Year ended 10/31/20	11.55	(0.03)	0.01	(0.02)	(0.70)	(0.50)	(1.20)	10.33	(0.34)	1,000,148	0.99(d)	1.05(d)	(0.28)(d)	81
Year ended 10/31/19	10.37	0.13	1.05	1.18	—	—	—	11.55	11.38	1,431,442	0.99	1.04	1.20	11
Year ended 10/31/18	11.43	0.06	(0.42)	(0.36)	—	(0.70)	(0.70)	10.37	(3.42)	1,718,473	0.96	1.02	0.57	116
Year ended 10/31/17	11.47	(0.02)	0.88	0.86	(0.43)	(0.47)	(0.90)	11.43	8.15	2,147,497	0.97	1.03	(0.24)	12
Year ended 10/31/16	11.41	(0.07)	0.87	0.80	(0.32)	(0.42)	(0.74)	11.47	7.75	1,755,257	0.95	1.02	(0.64)	96

Class R5
Year ended 10/31/20	11.56	(0.03)	0.02	(0.01)	(0.71)	(0.50)	(1.21)	10.34	(0.26)	15,707	0.94(d)	1.00(d)	(0.23)(d)	81
Year ended 10/31/19	10.38	0.14	1.04	1.18	—	—	—	11.56	11.37	45,497	0.92	0.97	1.27	11
Year ended 10/31/18	11.43	0.07	(0.42)	(0.35)	—	(0.70)	(0.70)	10.38	(3.34)	50,691	0.92	0.98	0.61	116
Year ended 10/31/17	11.48	(0.01)	0.87	0.86	(0.44)	(0.47)	(0.91)	11.43	8.12	119,103	0.92	0.98	(0.19)	12
Year ended 10/31/16	11.41	(0.06)	0.88	0.82	(0.33)	(0.42)	(0.75)	11.48	7.88	144,960	0.89	0.96	(0.58)	96

Class R6
Year ended 10/31/20	11.59	(0.02)	0.02	0.00	(0.72)	(0.50)	(1.22)	10.37	(0.21)	159,353	0.86(d)	0.92(d)	(0.15)(d)	81
Year ended 10/31/19	10.40	0.15	1.04	1.19	—	—	—	11.59	11.44	255,753	0.87	0.92	1.32	11
Year ended 10/31/18	11.44	0.07	(0.41)	(0.34)	—	(0.70)	(0.70)	10.40	(3.24)	398,406	0.86	0.92	0.67	116
Year ended 10/31/17	11.49	(0.00)	0.87	0.87	(0.45)	(0.47)	(0.92)	11.44	8.20	320,060	0.85	0.91	(0.12)	12
Year ended 10/31/16	11.43	(0.06)	0.88	0.82	(0.34)	(0.42)	(0.76)	11.49	7.93	286,944	0.82	0.89	(0.51)	96

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
Ratios are based on average daily net assets (000’s omitted) of $871,960, $436,482, $16,140, $1,204,321, $26,448 and $225,243 for Class A, Class C, Class R, Class Y, Class R5 and
Class R6 shares, respectively.

13        Invesco Balanced-Risk Allocation Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■
You invest $10,000 in the Fund and hold it for the entire 10-year period;
■
Your investment has a 5% return before expenses each year;
■
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
■
Hypotheticals both with and without any applicable initial sales charge applied; and
■
There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.33%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(2.03%)	1.50%	5.17%	8.97%	12.90%	16.98%	21.20%	25.57%	30.11%	34.80%
End of Year Balance	$ 9,796.82	$ 10,150.48	$ 10,516.91	$ 10,896.57	$ 11,289.94	$ 11,697.51	$ 12,119.79	$ 12,557.31	$ 13,010.63	$ 13,480.31
Estimated Annual Expenses	$ 677.99	$ 138.63	$ 143.64	$ 148.82	$ 154.20	$ 159.76	$ 165.53	$ 171.51	$ 177.70	$ 184.11

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.33%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.67%	7.41%	11.29%	15.31%	19.47%	23.78%	28.25%	32.88%	37.68%	42.65%
End of Year Balance	$ 10,367.00	$ 10,741.25	$ 11,129.01	$ 11,530.76	$ 11,947.03	$ 12,378.31	$ 12,825.17	$ 13,288.16	$ 13,767.86	$ 14,264.88
Estimated Annual Expenses	$ 135.44	$ 146.70	$ 152.00	$ 157.49	$ 163.17	$ 169.06	$ 175.16	$ 181.49	$ 188.04	$ 194.83

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.08%	2.14%	2.14%	2.14%	2.14%	2.14%	2.14%	2.14%	1.39%	1.39%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.92%	5.86%	8.89%	12.01%	15.21%	18.50%	21.89%	25.38%	29.91%	34.59%
End of Year Balance	$ 10,292.00	$ 10,586.35	$ 10,889.12	$ 11,200.55	$ 11,520.89	$ 11,850.38	$ 12,189.30	$ 12,537.92	$ 12,990.54	$ 13,459.49
Estimated Annual Expenses	$ 211.04	$ 223.40	$ 229.79	$ 236.36	$ 243.12	$ 250.07	$ 257.22	$ 264.58	$ 177.42	$ 183.83

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.58%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.42%	6.89%	10.49%	14.20%	18.04%	22.00%	26.10%	30.34%	34.72%	39.24%
End of Year Balance	$ 10,342.00	$ 10,689.49	$ 11,048.66	$ 11,419.89	$ 11,803.60	$ 12,200.20	$ 12,610.13	$ 13,033.83	$ 13,471.77	$ 13,924.42
Estimated Annual Expenses	$ 160.70	$ 172.46	$ 178.25	$ 184.24	$ 190.43	$ 196.83	$ 203.44	$ 210.28	$ 217.35	$ 224.65

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.08%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.92%	7.93%	12.10%	16.42%	20.92%	25.59%	30.43%	35.47%	40.70%	46.13%
End of Year Balance	$ 10,392.00	$ 10,793.13	$ 11,209.75	$ 11,642.44	$ 12,091.84	$ 12,558.59	$ 13,043.35	$ 13,546.82	$ 14,069.73	$ 14,612.82
Estimated Annual Expenses	$ 110.12	$ 120.76	$ 125.42	$ 130.26	$ 135.29	$ 140.51	$ 145.93	$ 151.56	$ 157.41	$ 163.49

Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.03%	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.97%	8.04%	12.26%	16.65%	21.21%	25.95%	30.87%	35.99%	41.31%	46.83%
End of Year Balance	$ 10,397.00	$ 10,803.52	$ 11,225.94	$ 11,664.87	$ 12,120.97	$ 12,594.90	$ 13,087.36	$ 13,599.08	$ 14,130.80	$ 14,683.32
Estimated Annual Expenses	$ 105.04	$ 115.54	$ 120.06	$ 124.75	$ 129.63	$ 134.70	$ 139.97	$ 145.44	$ 151.13	$ 157.04

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.95%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.05%	8.20%	12.52%	17.01%	21.68%	26.53%	31.58%	36.83%	42.29%	47.97%
End of Year Balance	$ 10,405.00	$ 10,820.16	$ 11,251.88	$ 11,700.83	$ 12,167.70	$ 12,653.19	$ 13,158.05	$ 13,683.06	$ 14,229.01	$ 14,796.75
Estimated Annual Expenses	$ 96.92	$ 107.19	$ 111.46	$ 115.91	$ 120.54	$ 125.35	$ 130.35	$ 135.55	$ 140.96	$ 146.58

1
Your actual expenses may be higher or lower than those shown.
2
The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
14        Invesco Balanced-Risk Allocation Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
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Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
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Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
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Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
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When your redemption proceeds exceed $250,000 per Fund.
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When you request that redemption proceeds be paid to someone other than the registered owner of the account.
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When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
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When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
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Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
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Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
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All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

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Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
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Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
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Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
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Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Balanced-Risk Allocation Fund SEC 1940 Act file number: 811-05426

invesco.com/us	IBRA-PRO-1

Prospectus
February 22, 2021
Class: A (BRCAX), C (BRCCX), R (BRCRX), Y (BRCYX), R5 (BRCNX), R6 (IBRFX)

Invesco Balanced-Risk Commodity Strategy Fund
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco Balanced-Risk Commodity Strategy Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to provide total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund III Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.46	0.46	0.46	0.46	0.26	0.17

Acquired Fund Fees and Expenses	0.09	0.09	0.09	0.09	0.09	0.09

Total Annual Fund Operating Expenses	1.82	2.57	2.07	1.57	1.37	1.28

Fee Waiver and/or Expense Reimbursement[2]	0.42	0.42	0.42	0.42	0.22	0.13

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40	2.15	1.65	1.15	1.15	1.15

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.09% and excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 2.15%, 1.65%, 1.15%, 1.15% and 1.15%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2022 and June 30, 2022, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	685$	1,052$	1,444$	2,537$

Class C	318$	760$	1,328$	2,690$

Class R	168$	608$	1,075$	2,367$

Class Y	117$	455$	815$	1,832$

Class R5	117$	412$	729$	1,627$

Class R6	117$	393$	690$	1,534$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	685$	1,052$	1,444$	2,537$

Class C	218$	760$	1,328$	2,690$

Class R	168$	608$	1,075$	2,367$

Class Y	117$	455$	815$	1,832$

Class R5	117$	412$	729$	1,627$

Class R6	117$	393$	690$	1,534$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 186% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal conditions, in derivatives and other commodity-linked instruments whose performance is expected to correspond to the performance of the underlying commodity, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Fund seeks to achieve its investment objective by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities markets: agricultural/livestock, energy, industrial metals and precious metals, although the Fund will never have absolute short exposure to any of the four commodities sectors.
The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the commodities market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis, and this portion of the Fund holds only long positions in derivatives. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the commodities market. The tactical asset allocation process will result in the Fund having long and short positions within the four sectors of the commodities markets in which the Fund invests. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions primarily through the use of derivatives and other investments that create economic leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposure to commodities. The portfolio
1        Invesco Balanced-Risk Commodity Strategy Fund

managers make these adjustments to balance risk exposure (as part of the strategic process) and to add long or short exposure to commodities (as part of the tactical process) when they believe it will benefit the Fund. Using derivatives allows the portfolio managers to implement their views more efficiently and to gain more exposure to commodities than investing in more traditional assets such as stocks and bonds would allow. The Fund holds long and short positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
The Fund’s net asset value is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value.
The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to commodities and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if Invesco Advisers, Inc. (Invesco or the Adviser) gains exposure to commodities through an instrument that provides leveraged exposure to commodities, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within four commodity sectors (agricultural/livestock, energy, industrial metals and precious metals). The portfolio managers select investments to represent each of the four commodity sectors from a universe of investments in over twenty separate commodities. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk and term structure of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight the investments to construct a portfolio that they believe is both risk-balanced and offers attractive term structure characteristics. Periodically, the management team re-estimates the risk contributed by each investment and rebalances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments. Taken together, the first two steps in the process result in the strategic allocation.
In the third step of the investment process, using a systematic approach based on fundamental principles, the portfolio management team analyzes the investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the investments. Lastly, the portfolio managers assess the impact of historic price movements for the investments on likely future returns.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional investments relative to the strategic allocation) and under-weight (selling investments relative to the strategic allocation) positions for investments across and within the four commodity sectors.
When the tactical position is negative for an investment and its size is larger than the strategic position for that investment, the result is a short derivative position. The size and number of short derivative positions held by the Fund will vary with the market environment. In some cases there will be no short derivative positions in the Fund. The Fund’s long positions in derivative instruments generally will benefit from an increase in the price of the underlying investment. The Fund’s short positions in derivative instruments generally will benefit from a decrease in the price of the underlying investment.
The Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund III Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary).
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
The Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds and U.S. Government securities, as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments in which the Fund will principally invest include but are not limited to futures, options and swap agreements.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Commodity Risk. The Fund will concentrate its investments in commodities markets and will therefore have investment exposure to the commodities markets and one or more sectors of the commodities markets,
2        Invesco Balanced-Risk Commodity Strategy Fund

which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, or supply and demand disruptions. Because the Fund’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.
Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. As a result of an announcement by the Internal Revenue Service (IRS), the Fund intends to invest in commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could, among other consequences, limit the Fund’s ability to pursue its investment strategy.
Correlation Risk. Because the Fund’s investment strategy seeks to balance risk across the four sectors of the commodities market and, within each commodity sector, across different commodities, to the extent either the sectors of the commodities markets or the selected commodities become correlated in a way not anticipated by the Adviser, the Fund’s risk allocation process may result in magnified risks and loss instead of balancing (reducing) the risk of loss.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. The SEC has adopted new regulations related to the use of derivatives and related instruments by registered investment companies. These regulations may limit the Fund’s ability to engage in derivatives transactions and may result in increased costs or require the Fund to modify its investment strategies. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other mutual funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Volatility Risk. Certain of the Fund's investments may appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s
3        Invesco Balanced-Risk Commodity Strategy Fund

shares may be halted by the listing exchange; (4) a passively managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged, which may result in economic leverage, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. The Fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on the Fund’s right to redeem its investment, which is meant to be held until maturity.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based/style-specific securities market benchmark.The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	December 31, 2020	16.41%
Worst Quarter	March 31, 2020	-25.32%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	11/30/2010	1.79%	1.66%	-4.73%
Return After Taxes on Distributions		1.79	1.36	-4.94
Return After Taxes on Distributions and Sale of Fund Shares		1.06	1.14	-3.47

Class C	11/30/2010	5.89	2.04	-4.75

Class R	11/30/2010	7.40	2.57	-4.40

Class Y	11/30/2010	7.89	3.06	-3.93

Class R5	11/30/2010	8.02	3.13	-3.89

Class R6	9/24/2012	8.00	3.19	[1]-3.91

Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)		-3.12	1.03	[2]-6.50

1
Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
2
From the inception date of the oldest share class.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
4        Invesco Balanced-Risk Commodity Strategy Fund

The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to provide total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal conditions, in derivatives and other commodity-linked instruments whose performance is expected to correspond to the performance of the underlying commodity, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Fund seeks to achieve its investment objective by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities markets: agricultural/livestock, energy, industrial metals and precious metals. More than 25% of the Fund’s assets may be allocated to investments in one or more of these commodities market sectors, although the Fund will never have absolute short exposure to any of the four commodities sectors.
The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the commodities market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis, and this portion of the Fund holds only long positions in derivatives. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the commodities market. The tactical asset allocation process will result in the Fund having long and short positions within the four sectors of the commodities markets in which the Fund invests. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions primarily through the use of derivatives and other investments that create economic leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposure to commodities. The portfolio managers make these adjustments to balance risk exposure (as part of the strategic process) and to add long or short exposure to commodities (as part of the tactical process) when they believe it will benefit the Fund. Using derivatives allows the portfolio managers to implement their views more efficiently and to gain more exposure to commodities than investing in more traditional assets such as stocks and bonds would allow. The Fund holds long and short positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
The Fund’s net asset value is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, ETFs and ETNs. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value.
The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to commodities and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to commodities through an instrument that provides leveraged exposure to commodities, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within four commodity sectors (agricultural/livestock, energy, industrial metals and precious metals). The portfolio managers select investments to represent each of the four commodity sectors from a universe of investments in over twenty separate commodities. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews
5        Invesco Balanced-Risk Commodity Strategy Fund

the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk and term structure of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight the investments to construct a portfolio that they believe is both risk-balanced and offers attractive term structure characteristics. Periodically, the management team re-estimates the risk contributed by each investment and rebalances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments. Taken together, the first two steps in the process result in the strategic allocation.
In the third step of the investment process, using a systematic approach based on fundamental principles, the portfolio management team analyzes the investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the investments. Lastly, the portfolio managers assess the impact of historic price movements for the investments on likely future returns.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional investments relative to the strategic allocation) and under-weight (selling investments relative to the strategic allocation) positions for investments across and within the four commodity sectors.
When the tactical position is negative for an investment and its size is larger than the strategic position for that investment, the result is a short derivative position. The size and number of short derivative positions held by the Fund will vary with the market environment. In some cases there will be no short derivative positions in the Fund. The Fund’s long positions in derivative instruments generally will benefit from an increase in the price of the underlying investment. The Fund’s short positions in derivative instruments generally will benefit from a decrease in the price of the underlying investment.
The Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through the Subsidiary. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
ETFs are traded on an exchange and generally hold a portfolio of securities, commodities and/or currencies that are designed to replicate an index. Some ETFs are actively managed and instead of replicating an index, they seek to outperform an index.
ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market, benchmark or strategy factor.
A commodity-linked note is a note issued by a bank or other sponsor that pays a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index and this embedded leverage will magnify the positive return and losses the Fund earns from these notes as compared to the index.
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the
Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
The Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds and U.S. Government securities, as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments in which the Fund will principally invest include but are not limited to futures, options and swap agreements.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. Options will principally be used to gain or limit exposure to equity, debt and currency markets and securities.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk . The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes
6        Invesco Balanced-Risk Commodity Strategy Fund

rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Commodity Risk. The Fund will concentrate its investments in commodities markets and will therefore have investment exposure to the commodities markets and one or more sectors of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions and changes in transportation, handling and storage costs. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because the Fund’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.
Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities.
The Fund might not receive all or a portion of the interest due on its investment or a return of its principal if there is a loss of value of the commodity, commodity index or other economic variable to which the interest is linked. A liquid secondary market may not exist for certain commodity-linked notes, which may make it difficult for the Fund to sell them at an acceptable time or price or to accurately value them.
Commodity-linked notes are also subject to counterparty risk, which is the risk that the issuer of the commodity-linked note will default or become bankrupt and not make timely payment of principal and interest. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, the value of a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (the Code). The Fund has received a private letter ruling from the Internal Revenue Service (IRS) confirming that income derived from the Fund's investment in a form of commodity-linked note constitutes qualifying income to the Fund. However, the portion of such ruling relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked prospectively because of changes in the IRS's position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) Pursuant to this prospective revocation, the Fund may continue to rely on the private letter ruling to treat income from commodity-linked notes it purchases on or before June 30, 2017 as qualifying income. Accordingly, the Fund may invest in certain commodity-linked notes after June 30, 2017: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS.
Correlation Risk. Changes in the value of the asset classes in which the Fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the Adviser. Because the Fund’s investment strategy seeks to balance risk across the four sectors of the commodities market and, within each commodity sector, to balance risk across different commodities, to the extent either the four sectors of the commodities markets or the selected commodities become correlated in a way not anticipated by the Adviser, the Fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency,
7        Invesco Balanced-Risk Commodity Strategy Fund

commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for the Fund than most other mutual funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
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Regulatory Risk. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. The SEC has adopted new regulations related to the use of derivatives and related instruments by registered investment companies. These regulations may limit the Fund’s ability to engage in derivatives transactions and may result in increased costs or require the Fund to modify its investment strategies.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
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Options Risk. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Swap Transactions Risk. Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Fund. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Fund faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.
Short Position Risk. The Fund will incur a loss on a short position if the price of the asset sold short increases from the short sale price. Because the Fund’s potential loss on a short position arises from increases in the
8        Invesco Balanced-Risk Commodity Strategy Fund

value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. Short sales are speculative transactions and involve greater reliance on the investment adviser’s ability to accurately anticipate the future value of an asset or markets in general. Any gain on a short position is decreased, and any loss is increased, by the amount of any payment, dividend, interest or other transaction costs that the Fund may be required to pay with respect to the asset sold short. The counterparty to a short position or market factors, such as a sharp increase in prices, may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, both positions may decline simultaneously, in which case the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Volatility Risk. Certain of the Fund's investments may appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Debt Securities Risk . The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investments, but nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund. When the Fund invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the exchange-traded note. For certain exchange-traded notes, there may be restrictions on the Fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Active Trading Risk . Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term, which are taxed at a higher rate than long term gains.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.
9        Invesco Balanced-Risk Commodity Strategy Fund

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.68% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
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Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.
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Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.
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Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
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Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.
The portfolio managers are assisted by investment professionals from Invesco's Global Asset Allocation Team. Members of the team may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
10        Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Financial Highlights
The consolidated financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The consolidated financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s consolidated financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/20	$ 6.22	$ (0.03)	$ (0.32)	$ (0.35)	$ (0.06)	$ —	$ (0.06)	$ 5.81	(5.75)%	$ 17,291	1.31%(d)	1.73%(d)	(0.51)%(d)	186%
Year ended 10/31/19	6.50	0.05	(0.32)	(0.27)	(0.01)	(0.00)	(0.01)	6.22	(4.15)	24,633	1.31(e)	1.58(e)	0.79(e)	9
Year ended 10/31/18	6.70	0.01	(0.21)	(0.20)	—	—	—	6.50	(2.98)	34,543	1.42	1.51	0.14	96
Year ended 10/31/17	6.84	(0.05)	0.08	0.03	(0.17)	—	(0.17)	6.70	0.47	56,532	1.49	1.56	(0.78)	10
Year ended 10/31/16	6.54	(0.07)	0.37	0.30	—	—	—	6.84	4.59	40,844	1.47	1.56	(1.11)	98

Class C
Year ended 10/31/20	5.87	(0.07)	(0.32)	(0.39)	(0.05)	—	(0.05)	5.43	(6.63)	4,393	2.06(d)	2.48(d)	(1.26)(d)	186
Year ended 10/31/19	6.16	0.00	(0.29)	(0.29)	—	(0.00)	(0.00)	5.87	(4.66)	6,083	2.06(e)	2.33(e)	0.04(e)	9
Year ended 10/31/18	6.40	(0.04)	(0.20)	(0.24)	—	—	—	6.16	(3.75)	9,555	2.17	2.26	(0.61)	96
Year ended 10/31/17	6.57	(0.10)	0.08	(0.02)	(0.15)	—	(0.15)	6.40	(0.34)	7,086	2.24	2.31	(1.53)	10
Year ended 10/31/16	6.33	(0.12)	0.36	0.24	—	—	—	6.57	3.79	5,915	2.22	2.31	(1.86)	98

Class R
Year ended 10/31/20	6.12	(0.04)	(0.33)	(0.37)	(0.05)	—	(0.05)	5.70	(6.03)	1,603	1.56(d)	1.98(d)	(0.76)(d)	186
Year ended 10/31/19	6.40	0.03	(0.30)	(0.27)	(0.01)	(0.00)	(0.01)	6.12	(4.25)	1,404	1.56(e)	1.83(e)	0.54(e)	9
Year ended 10/31/18	6.62	(0.01)	(0.21)	(0.22)	—	—	—	6.40	(3.32)	1,622	1.67	1.76	(0.11)	96
Year ended 10/31/17	6.76	(0.07)	0.09	0.02	(0.16)	—	(0.16)	6.62	0.35	1,683	1.74	1.81	(1.03)	10
Year ended 10/31/16	6.48	(0.09)	0.37	0.28	—	—	—	6.76	4.32	782	1.72	1.81	(1.36)	98

Class Y
Year ended 10/31/20	6.36	(0.01)	(0.35)	(0.36)	(0.06)	—	(0.06)	5.94	(5.74)	316,851	1.06(d)	1.48(d)	(0.26)(d)	186
Year ended 10/31/19	6.63	0.07	(0.33)	(0.26)	(0.01)	(0.00)	(0.01)	6.36	(3.84)	726,446	1.06(e)	1.33(e)	1.04(e)	9
Year ended 10/31/18	6.82	0.03	(0.22)	(0.19)	(0.00)	—	(0.00)	6.63	(2.77)	1,327,952	1.17	1.26	0.39	96
Year ended 10/31/17	6.95	(0.04)	0.10	0.06	(0.19)	—	(0.19)	6.82	0.80	577,236	1.24	1.31	(0.53)	10
Year ended 10/31/16	6.63	(0.06)	0.38	0.32	—	—	—	6.95	4.83	574,878	1.22	1.31	(0.86)	98

Class R5
Year ended 10/31/20	6.38	(0.02)	(0.33)	(0.35)	(0.06)	—	(0.06)	5.97	(5.57)	148,151	1.06(d)	1.28(d)	(0.26)(d)	186
Year ended 10/31/19	6.65	0.07	(0.32)	(0.25)	(0.02)	(0.00)	(0.02)	6.38	(3.79)	140,393	1.06(e)	1.17(e)	1.04(e)	9
Year ended 10/31/18	6.84	0.03	(0.22)	(0.19)	(0.00)	—	(0.00)	6.65	(2.74)	167,687	1.11	1.19	0.45	96
Year ended 10/31/17	6.97	(0.03)	0.09	0.06	(0.19)	—	(0.19)	6.84	0.83	205,568	1.16	1.23	(0.45)	10
Year ended 10/31/16	6.64	(0.05)	0.38	0.33	—	—	—	6.97	4.97	195,777	1.13	1.22	(0.77)	98

Class R6
Year ended 10/31/20	6.40	(0.02)	(0.34)	(0.36)	(0.06)	—	(0.06)	5.98	(5.71)	116,491	1.06(d)	1.19(d)	(0.26)(d)	186
Year ended 10/31/19	6.67	0.07	(0.32)	(0.25)	(0.02)	(0.00)	(0.02)	6.40	(3.72)	119,820	1.01(e)	1.08(e)	1.09(e)	9
Year ended 10/31/18	6.86	0.04	(0.23)	(0.19)	(0.00)	—	(0.00)	6.67	(2.72)	19,244	1.01	1.09	0.55	96
Year ended 10/31/17	6.98	(0.02)	0.09	0.07	(0.19)	—	(0.19)	6.86	1.04	12,293	1.08	1.15	(0.37)	10
Year ended 10/31/16	6.65	(0.04)	0.37	0.33	—	—	—	6.98	4.96	1,971	1.03	1.12	(0.67)	98

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
Ratios are based on average daily net assets (000’s omitted) of $19,466, $4,593, $1,292, $512,838, $139,283 and $95,032 for Class A, Class C, Class R, Class Y, Class R5 and Class R6
shares, respectively.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund's total return. Estimated acquired fund fees from underlying funds were 0.11%.

11        Invesco Balanced-Risk Commodity Strategy Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
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Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
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Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
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Invesco Premier Portfolio, Investor Class shares
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Invesco Premier Tax-Exempt Portfolio, Investor Class shares
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Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
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When your redemption proceeds exceed $250,000 per Fund.
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When you request that redemption proceeds be paid to someone other than the registered owner of the account.
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When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
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When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
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Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
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Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
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All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

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Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
■
Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
■
Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
■
Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Balanced-Risk Commodity Strategy Fund SEC 1940 Act file number: 811-05426

invesco.com/us	BRCS-PRO-1

Prospectus
February 22, 2021
Class: A (OPIGX), C (OPBCX), R (OPBNX), Y (OPBYX), R5 (TRTMX), R6 (OPBIX)

Invesco Core Bond Fund
(Prior to September 30, 2020, the Fund was known as Invesco Oppenheimer Total Return Bond Fund.)
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
■
is not FDIC insured;
■
may lose value; and
■
is not guaranteed by a bank.

        Invesco Core Bond Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%

Distribution and/or Service (12b-1) Fees	0.24	1.00	0.50	None	None	None

Other Expenses	0.22	0.22	0.22	0.22	0.10	0.05

Acquired Fund Fees and Expenses	0.02	0.02	0.02	0.02	0.02	0.02

Total Annual Fund Operating Expenses	0.82	1.58	1.08	0.58	0.46	0.41

Fee Waiver and/or Expense Reimbursement[2]	0.11	0.12	0.12	0.12	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71	1.46	0.96	0.46	0.45	0.40

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.70%, 1.45%, 0.95%, 0.45%, 0.45% and 0.45%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2022 and June 30, 2022, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	494$	665$	850$	1,386$

Class C	249$	487$	849$	1,664$

Class R	98$	332$	584$	1,306$

Class Y	47$	174$	312$	714$

Class R5	46$	147$	257$	578$

Class R6	41$	131$	229$	517$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	494$	665$	850$	1,386$

Class C	149$	487$	849$	1,664$

Class R	98$	332$	584$	1,306$

Class Y	47$	174$	312$	714$

Class R5	46$	147$	257$	578$

Class R6	41$	131$	229$	517$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 397% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in investment-grade debt securities (generally referred to as “bonds”), and in derivatives and other instruments that have economic characteristics similar to such securities. A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due. Debt securities can include:
■
Domestic and foreign corporate debt obligations;
■
Domestic and foreign government debt obligations, including U.S. government securities;
■
Mortgage-related securities;
■
Asset-backed securities; and
■
Other debt obligations.
The portfolio managers’ overall strategy is to build a diversified portfolio of corporate and government bonds. The Fund’s investments in U.S. Government securities may include securities issued or guaranteed by the U.S. Government or its agencies or federally-chartered entities referred to as “instrumentalities.” There is no required allocation of the Fund’s assets among the above classes of securities, but the Fund focuses mainly on U.S. Government securities and investment-grade corporate debt securities. When market conditions change, the portfolio managers might change the Fund’s relative asset allocation.
The Fund invests in securities that are rated investment-grade at the time of purchase. Investment-grade securities are considered to be those instruments that are rated BBB- or higher by S&P Global Ratings (S&P), or Baa3 or higher by Moody’s Investors Service (Moody’s), or the equivalent by another nationally recognized statistical rating organization (NRSRO). The
1        Invesco Core Bond Fund

Fund may also invest in unrated securities, in which case the Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade categories similar to those of NRSROs. There can be no assurance, nor is it intended, that the Adviser’s credit analysis is consistent or comparable with the credit analysis process used by a NRSRO. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. The Fund may also invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium- or long-term maturities. The maturity of a security differs from its effective duration, which attempts to measure the expected volatility of a security’s price to interest rate changes. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decrease about 3%. To try to decrease volatility, the Fund seeks to maintain a weighted average effective portfolio duration within +/- two years of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, measured on a dollar-weighted basis using the effective duration of the securities included in the portfolio and the amount invested in each of those securities. However, the duration of the portfolio might not meet that target due to market events or interest rate changes that cause debt securities to be repaid more rapidly or more slowly than expected.
The Fund may invest a portion of its assets in foreign debt securities, including securities issued by foreign governments or companies in both developed and emerging markets. The Fund may not invest more than 20% of its net assets in foreign debt securities.
The Fund may also use derivatives to seek increased returns or to try to manage investment risks. Futures, swaps, forward contracts and “structured” notes are examples of some of the types of derivatives the Fund can use.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. The Fund may engage in short sales of TBA mortgages, including short sales on TBA mortgages the Fund does not own.
In selecting investments for the Fund, the portfolio managers analyze the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on business cycle analysis and relative values between the corporate and government sectors. The Fund mainly seeks income earnings on the Fund’s investments plus capital appreciation that may arise from decreases in interest rates, from improving credit fundamentals for a particular sector or security or from other investment techniques.
The credit research process utilized by the Fund to implement its investment strategy in pursuit of its investment objective considers factors that include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (ESG) considerations. Credit quality analysis therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer.
The Fund may sell securities that the portfolio managers believe no longer meet the above criteria.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.
2        Invesco Core Bond Fund

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Risks of Restricted Securities. Securities that have limitations on their resale are referred to as “restricted securities” because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers. These types of securities may require special registration and pose valuation difficulties.
Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of “passthrough” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers, such as corporations, banks, savings and loans, mortgage bankers and other non-governmental issuers. Mortgage-related securities may be issued in different series, each having different interest rates and maturities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-backed securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and maybe less liquid than the markets for other types of securities. The liquidity of mortgage-backed securities may change over time.
Asset-Backed Securities . Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor. Neither the Fund nor the investment adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well developed securities markets and exchanges that may be substantially less liquid than those of more developed markets, and investments in such securities markets may be subject to unexpected market closures. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. The ability to bring and enforce actions in developing and emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited. In
3        Invesco Core Bond Fund

addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Other risks may include additional transaction costs and difficulty related to the quality, availability and timeliness of information. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Companies in developing and emerging market countries may also generally be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives are required to be executed on a regulated market and/or cleared through a clearinghouse. Entering into a derivative transaction with a clearinghouse may entail further risks and costs.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject the Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fund’s overall investment exposure and, as a result, its volatility.
TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When the Fund enters into a short sale of a TBA mortgage it does not own, the Fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, the Fund’s exposure is unlimited. The Fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of the Fund’s share price.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations assessed as part of a credit research process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment. The incorporation of ESG factors as part of a credit analysis may affect the Fund’s exposure to certain issuers or industries and may not work as intended. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Money Market Fund Risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund's sponsor has no legal obligation to provide financial support to the money market fund. The credit quality of a money market fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund's share price. A money market fund's share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Total Return Bond Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and additional indices with characteristics relevant to the Fund.
The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund and predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	June 30, 2020	5.74%
Worst Quarter	December 31, 2016	-2.98%
4        Invesco Core Bond Fund

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A
Return Before Taxes	4/15/1988	4.57%	3.95%	4.34%	—%
Return After Taxes on Distributions		1.56	2.36	2.76	—
Return After Taxes on Distributions and Sale of Fund Shares		3.04	2.36	2.68	—

Class C	7/11/1995	7.36	3.98	4.16	—

Class R	3/1/2001	8.76	4.51	4.50	—

Class Y	4/27/1998	9.44	5.14	5.05	—

Class R5	5/24/2019	9.58	[1]4.95	[1]4.85	—

Class R6	4/27/2012	9.63	5.20	—	4.66

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.51	4.44	3.84	—

Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes)		9.35	6.44	5.40	—

FTSE Broad Investment Grade Bond Index (reflects no deduction for fees, expenses or taxes)		7.74	4.52	3.87	—

1
Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Matthew Brill	Portfolio Manager	2020

Michael Hyman	Portfolio Manager	2019

Todd Schomberg	Portfolio Manager	2020

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and
Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may
5        Invesco Core Bond Fund

also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Debt Securities. The Fund may invest in debt securities, including: securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; or foreign sovereigns; and foreign and domestic corporate bonds, notes and debentures. The Fund may select debt securities for their income possibilities, capital appreciation or to help cushion fluctuations in the value of its portfolio.
Debt securities may be subject to the following risks:
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Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. Additionally, when interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise and the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
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Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer’s securities.
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Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
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Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
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Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
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Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
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Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the
6        Invesco Core Bond Fund

Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the Fund’s operations, universe of potential investment options, and return potential.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Credit Quality. The Fund can invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service (Moody’s) or S&P Global Ratings (S&P) (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The Adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an appendix to the SAI.
Unrated Securities. The investment adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
In evaluating the credit quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the investment adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.
Duration. The Fund expects that under normal market conditions it will seek to maintain a weighted average effective portfolio duration within +/- two years of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index. While the Fund seeks to maintain a weighted average effective portfolio duration within +/- two years of the duration of the Bloomberg
7        Invesco Core Bond Fund

Barclays U.S. Aggregate Bond Index, the weighted average maturity of the Fund’s portfolio can differ from its duration target, and the Fund can hold securities having long, medium and short maturities.
Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%.
The “maturity” of a security (the date when its principal repayment is due) differs from its effective duration, which attempts to measure the expected volatility of the security’s price to interest rate changes. The Fund measures the duration of its entire portfolio of securities on a dollar-weighted basis using the effective duration of the securities included in the portfolio and the amount invested in each of those securities, and tries to maintain a weighted average effective duration of its portfolio within +/- two years of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, under normal market conditions (that is, when financial markets are not in an unstable or volatile state). However, duration cannot be relied on as an exact prediction of future volatility. There can be no assurance that the Fund will achieve its targeted portfolio duration.
Duration calculations rely on a number of assumptions and variables based on the historic performance of similar securities. Therefore, duration can be affected by unexpected economic events or conditions relating to a particular security. In the case of mortgage-related securities, duration calculations are based on historic rates of prepayments of underlying mortgages. If the mortgages underlying the Fund’s investments are prepaid more rapidly or more slowly than expected, the duration calculation for that security may not be correct.
Mortgage-Related Government Securities. Mortgage-related government securities include interests in pools of residential or commercial mortgages, in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government or its agencies and instrumentalities. Mortgage-related U.S. government securities may be issued in different series, each having different interest rates and maturities.
Mortgage-related securities that are U.S. government securities have collateral to secure payment of interest and principal. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to prepayment and extension risks.
Mortgage-Related Private Issuer Securities. Primarily these investments include multi-class debt or pass-through certificates secured by mortgage loans, which may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private-issuer mortgage-backed securities may include loans on residential or commercial properties.
Mortgage-related securities, including collateralized mortgage obligations (CMOs), issued by private issuers are not U.S. government securities, which makes them subject to greater credit risks. Private issuer securities are subject to the credit risks of both the issuers and the underlying borrowers, as well as to interest rate risks, although in some cases they may be supported by insurance or guarantees. The prices and yields of private issuer mortgage-related securities are also subject to prepayment and extension risk. The market for private-issuer mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities.
Collateralized Mortgage Obligations. Collateralized mortgage obligations (CMOs) are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:
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pass-through certificates issued or guaranteed by Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac);
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unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs;
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unsecuritized conventional mortgages;
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other mortgage-related securities; or
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any combination of these.
Each class of CMO, referred to as a “tranche,” is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed-rate CMOs or floating rate CMOs.
Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor.
Neither the Fund nor the investment adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.
Foreign Investing. The Fund can buy a variety of securities issued by foreign governments and other foreign issuers, as well as “supra-national” entities, such as the World Bank. The Fund’s foreign investments primarily include bonds, debentures and notes. The Fund’s foreign investments can be denominated in U.S. dollars or in foreign currencies and may be in both developed and emerging markets. Debt securities issued by a foreign government may not be supported by the “full faith and credit” of that government.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
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Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
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Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment
8        Invesco Core Bond Fund

capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
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Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
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Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
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Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
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Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
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Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
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Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in adifferent region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
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Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries. Unexpected market closures may also affect investments in developing or emerging markets.
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Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
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Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities. Developing or emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes.
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Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes and trade conditions. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets, and there may be difficulty related to the quality, availability and timeliness of information. In addition, the taxation systems at the federal, regional and local levels in developing or emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Developing or emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources.
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Less Developed Legal Systems. Developing or emerging market countries may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in developing or emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue.
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Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include
9        Invesco Core Bond Fund

confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
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Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
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Financial Reporting Standards. Companies in developing or emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in developing or emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain developing or emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain developing or emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of developing or emerging market issuers meet PCAOB standards.
U.S. Government Securities. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Some of those securities are directly issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government. “Full faith and credit” means that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security.
Some securities issued by U.S. government agencies, such as Government National Mortgage Association pass-through mortgage obligations (Ginnie Maes), are also backed by the full faith and credit of the U.S. government. Others are supported only by the credit of the agency that issued them (for example, obligations issued by the Federal Home Loan Banks, “Fannie Mae” bonds issued by the Federal National Mortgage Association and “Freddie Mac” obligations issued by the Federal Home Loan Mortgage Corporation). In September 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship.
U.S. Treasury Securities. Treasury securities are backed by the full faith and credit of the U.S. government for payment of interest and repayment of principal and have relatively little credit risk. Some of the securities that are issued directly by the U.S. Treasury are: Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years when issued), Treasury bonds (having maturities of more than ten years when issued) and Treasury Inflation-Protection Securities (TIPS). While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.
Forward Rolls. The Fund can enter into “forward roll” transactions (also referred to as “mortgage dollar rolls”) with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund will bear the risk that the market value of the securities might decline below the price at which the Fund is obligated to repurchase them or that the counterparty might default in its obligations.
A substantial portion of the Fund’s assets may be subject to forward roll transactions at any given time.
Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Futures, swaps and “structured” notes are some of the types of derivatives that the Fund can use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
Interest Rate Futures. The Fund may use interest rate futures to manage exposure to interest rate risk or protect the Fund from fluctuations in the value of securities. An interest rate future is a contract for the future delivery of a debt security for a price based on the current value of the security. An interest rate future obligates the seller to deliver (and the purchaser to take) cash or the specified type of debt security to settle the futures transaction at its maturity. Either party could also enter into an offsetting contract to close out the position. For example, to seek to mitigate the risk that increasing prevailing interest rates may decrease the value of the Fund’s portfolio securities, the Fund might sell a U.S. Treasury bond future obligating it to sell a U.S. Treasury bond on a future date for an amount based on the current value of the bond. If prevailing interest rates rise, the Fund would be expected to be able to enter into an offsetting contract at a gain.
Risks of Interest Rate Futures. Interest rate futures expose the Fund to price fluctuations resulting from interest rate changes. If interest rates rise when the Fund has purchased an interest rate future, the Fund could suffer a loss in its futures positions. If interest rates fall when the Fund has sold an interest rate future, the Fund could similarly suffer a loss. The market value of interest rate futures may not move in concert with the value of the securities the Fund wishes to hedge or intends to purchase. Further, a lack of market liquidity could make it difficult to close out futures positions.
Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument.
Risks of Credit Default Swaps. Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Fund will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or asset or basket of securities or assets or a non-asset reference such as a securities or other type of index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.
Risks of Total Return Swaps. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
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Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange the right to receive interest payments. For example, they might swap the right to receive floating rate payments based on a reference rate for the right to receive fixed rate payments. An interest rate swap enables an investor to buy or sell protection against changes in an interest rate. An interest rate swap may be embedded within a structured note or other derivative instrument.
Risks of Interest Rate Swaps. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference rate does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
“Structured” Notes. “Structured” notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities, a commodity or the financial performance of one or more obligors. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, commodity or obligor.
Risks of “Structured” Notes. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.
In some cases, the Fund may invest in structured notes that pay an amount based on a multiple of the relative change in value of the underlying investment or index. This type of note increases the potential for income but at a greater risk of loss than a typical debt security of the same maturity and credit quality.
Foreign Currency Forwards and Options. Foreign currency forward contracts are used to buy or sell foreign currency for future delivery at a fixed price. They are used to lock in the U.S. dollar price of a security denominated in a foreign currency, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. Options on foreign currencies may be used to try to protect against declines in the U.S. dollar value of foreign securities the Fund owns and against increases in the dollar cost of foreign securities the Fund anticipates buying. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
The Fund may take positions in foreign currency and forward contracts consistent with its investment strategies or for hedging purposes.
Risks of Foreign Currency Forwards. Foreign currency forward contracts are used to buy or sell foreign currency for future delivery at a fixed price. They are used to lock in the U.S. dollar price of a security denominated in a foreign currency, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices.
Risks of Options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the call option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments. Selling (writing) options involves certain risks, which may include risks different from, or possibly greater than, the risks associated with investing directly in the underlying investment. During the option period, a call writer has, in return for the premium received on the option, given up the opportunity to profit from a price increase in the underlying investment above the exercise price. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying investment at the exercise price. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. The Fund may incur transaction costs in connection with closing out options positions. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position. The risk of loss on a written put or call option is potentially unlimited.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. Entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Risks of Leverage. Certain derivatives and other investments of the Fund may involve leverage. Leverage may be created when an investment
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exposes the Fund to a risk of loss that exceeds the amount invested. Certain derivatives and other investments provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested.
Some derivatives and other leveraged investments have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of the Fund and make the Fund’s share price more volatile, a shareholder’s investment in the Fund will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund’s investments.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase the Fund’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has set aside to cover these positions.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing the Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If the Fund sells short TBA mortgages that it does not own and the mortgages increase in value, the Fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities the Fund holds in long positions will decline at the same time that the market value of the mortgage securities the Fund has sold short increases, thereby magnifying any losses. The more the Fund pays to purchase the mortgage securities sold short, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what the Fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus the Fund’s exposure is theoretically unlimited. The Fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. The Fund may not always be able to complete or “close out” the short position by purchasing mortgage securities at a particular time or at an acceptable price. The Fund incurs a loss if the Fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. The Fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions results in a form of leverage. As a result, changes in the value of a Fund’s investments will have a larger effect on its share price than if it did not engage in these transactions.
Money Market Fund Risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund's sponsor has no legal obligation to provide financial support to the money market fund. The credit quality of a money market fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund's share price. A money market fund's share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as “restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will comply with Rule 22e-4 under the Investment Company Act of 1940 in managing its illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations assessed as part of a credit research process to implement the Fund’s investment strategy in pursuit of its investment objective may vary, and not every ESG factor may be identified or evaluated for every investment. The incorporation of ESG factors as part of a credit analysis may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not incorporate ESG factors or that use a different methodology to identify and/or incorporate ESG factors. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the ability to accurately assess credit quality, which could negatively impact the Fund’s performance. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Zero-Coupon and Stripped Securities. Some of the debt securities the Fund may invest in are zero-coupon or stripped securities. They may be issued by the U.S. government or private issuers. Zero-coupon securities pay no interest prior to their maturity date or another specified date in the future but are issued at a discount from their face value. Stripped securities are the separate income or principal components of a debt security. One component might receive all the interest and the other all the principal payments. The securities that are entitled to only the principal payments may be sold at a substantial discount from the market value of the initial security.
Zero-coupon and stripped securities are particularly sensitive to changes in interest rates and may be subject to greater price fluctuations as a result of interest rate changes than interest bearing securities. The Fund
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may be required to pay a dividend of the imputed income on a zero-coupon or principal-only security at a time when it has not actually received the income. The values of interest-only and principal-only securities are also very sensitive to prepayments of underlying obligations. When prepayments tend to fall, the timing of the cash flows to principal-only securities increases, making them more sensitive to interest rates. The market for zero-coupon and stripped securities may be limited, making it difficult for the Fund to value them or dispose of its holdings quickly at an acceptable price.
Common Stock and Other Equity Investments. Equity securities include common stock, preferred stock, rights, warrants and certain securities that are convertible into common stock. Equity investments may be exchange-traded or over-the-counter securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of equity securities generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry) their share values may fluctuate more in response to events affecting the market for that type of security.
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Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.
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Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
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Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
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Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. The market value of a convertible security reflects both its “investment value,” which is its expected income potential, and its “conversion value,” which is its anticipated market value if it were converted. If its conversion value exceeds its investment value, the security will generally behave more like an equity security, in which case its price will tend to fluctuate with the price of the underlying common stock or other security. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, in which case the security’s price will likely increase when interest rates fall and decrease when interest rates rise. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Most convertible securities will vary, to some extent, with changes in the price of the underlying common stock and are therefore subject to the risks of that stock. In addition, convertible securities may be subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. However, credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities. Some convertible preferred stocks have a mandatory conversion feature or a call feature that allows the issuer to redeem the stock on or prior to a mandatory conversion date. Those features could diminish the potential for capital appreciation on the investment.
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term, which are taxed at a higher rate than long term gains.
Additional Investment Information. In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco Advisers, Inc. serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day
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management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.28% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Matthew Brill, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2013.
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Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2013.
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Todd Schomberg, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2016. From 2008 to 2016, he served as a Portfolio Manager and Vice President at Voya Investment Management.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers' investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 4.25% initial sales charge as listed under the heading “Category II Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares dividends from net investment income daily and pays them monthly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
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Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the Fund or predecessor fund or a class of Fund or predecessor fund shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets	Portfolio turnover (d)(e)
Class A
Year ended 10/31/20	$ 7.03	$ 0.14	$ 0.37	$ 0.51	$ (0.15)	$ (0.34)	$ (0.49)	$ 7.05	7.36%(f)	$ 763,731	0.74%(f)(g)	0.80%(f)(g)	1.98%(f)(g)	397%
Ten months ended 10/31/19	6.57	0.17	0.46	0.63	(0.17)	—	(0.17)	7.03	9.73	563,054	0.75(h)	0.81(h)	2.95(h)	86
Year ended 12/31/18	6.86	0.21	(0.29)	(0.08)	(0.21)	—	(0.21)	6.57	(1.12)	478,723	0.75	0.80	3.18	64
Year ended 12/31/17	6.76	0.18	0.11	0.29	(0.19)	—	(0.19)	6.86	4.29	561,713	0.77	0.87	2.62	86
Year ended 12/31/16	6.74	0.17	0.02	0.19	(0.17)	—	(0.17)	6.76	2.75	610,368	0.85	0.94	2.41	80
Year ended 12/31/15	6.92	0.21	(0.17)	0.04	(0.22)	—	(0.22)	6.74	0.51	508,179	0.85	0.95	3.02	85

Class C
Year ended 10/31/20	7.03	0.08	0.37	0.45	(0.09)	(0.34)	(0.43)	7.05	6.51	94,978	1.55(g)	1.56(g)	1.17(g)	397
Ten months ended 10/31/19	6.58	0.12	0.46	0.58	(0.13)	—	(0.13)	7.03	8.85	75,026	1.54(h)	1.56(h)	2.15(h)	86
Year ended 12/31/18	6.87	0.16	(0.29)	(0.13)	(0.16)	—	(0.16)	6.58	(1.90)	91,596	1.55	1.55	2.38	64
Year ended 12/31/17	6.77	0.12	0.11	0.23	(0.13)	—	(0.13)	6.87	3.43	109,888	1.60	1.63	1.79	86
Year ended 12/31/16	6.75	0.11	0.02	0.13	(0.11)	—	(0.11)	6.77	1.92	127,465	1.65	1.69	1.60	80
Year ended 12/31/15	6.93	0.15	(0.17)	(0.02)	(0.16)	—	(0.16)	6.75	(0.30)	123,612	1.65	1.71	2.20	85

Class R
Year ended 10/31/20	7.03	0.12	0.36	0.48	(0.13)	(0.34)	(0.47)	7.04	6.90	78,849	1.04(g)	1.06(g)	1.68(g)	397
Ten months ended 10/31/19	6.57	0.15	0.47	0.62	(0.16)	—	(0.16)	7.03	9.47	58,568	1.05(h)	1.07(h)	2.66(h)	86
Year ended 12/31/18	6.86	0.19	(0.29)	(0.10)	(0.19)	—	(0.19)	6.57	(1.41)	52,539	1.05	1.05	2.88	64
Year ended 12/31/17	6.76	0.16	0.10	0.26	(0.16)	—	(0.16)	6.86	3.95	61,691	1.10	1.12	2.29	86
Year ended 12/31/16	6.74	0.14	0.02	0.16	(0.14)	—	(0.14)	6.76	2.43	63,752	1.15	1.19	2.09	80
Year ended 12/31/15	6.92	0.19	(0.17)	0.02	(0.20)	—	(0.20)	6.74	0.20	46,588	1.15	1.20	2.70	85

Class Y
Year ended 10/31/20	6.99	0.16	0.36	0.52	(0.17)	(0.34)	(0.51)	7.00	7.56	622,504	0.44(g)	0.56(g)	2.28(g)	397
Ten months ended 10/31/19	6.53	0.18	0.47	0.65	(0.19)	—	(0.19)	6.99	10.05	528,791	0.45(h)	0.56(h)	3.25(h)	86
Year ended 12/31/18	6.82	0.23	(0.29)	(0.06)	(0.23)	—	(0.23)	6.53	(0.84)	413,373	0.45	0.55	3.48	64
Year ended 12/31/17	6.72	0.20	0.11	0.31	(0.21)	—	(0.21)	6.82	4.60	343,689	0.48	0.62	2.93	86
Year ended 12/31/16	6.70	0.18	0.02	0.20	(0.18)	—	(0.18)	6.72	3.01	177,047	0.60	0.69	2.64	80
Year ended 12/31/15	6.88	0.22	(0.17)	0.05	(0.23)	—	(0.23)	6.70	0.75	86,801	0.60	0.70	3.25	85

Class R5
Year ended 10/31/20	7.03	0.16	0.37	0.53	(0.17)	(0.34)	(0.51)	7.05	7.71	17	0.43(g)	0.44(g)	2.29(g)	397
Period ended 10/31/19(i)	6.81	0.10	0.21	0.31	(0.09)	—	(0.09)	7.03	4.60	19	0.40(h)	0.41(h)	3.29(h)	86

Class R6
Year ended 10/31/20	7.02	0.17	0.36	0.53	(0.17)	(0.34)	(0.51)	7.04	7.76	263,690	0.38(g)	0.39(g)	2.34(g)	397
Ten months ended 10/31/19	6.57	0.19	0.45	0.64	(0.19)	—	(0.19)	7.02	9.91	968,348	0.38(h)	0.39(h)	3.31(h)	86
Year ended 12/31/18	6.86	0.23	(0.28)	(0.05)	(0.24)	—	(0.24)	6.57	(0.77)	902,457	0.40	0.41	3.53	64
Year ended 12/31/17	6.75	0.20	0.12	0.32	(0.21)	—	(0.21)	6.86	4.81	993,755	0.42	0.43	2.98	86
Year ended 12/31/16	6.74	0.19	0.01	0.20	(0.19)	—	(0.19)	6.75	2.96	614,674	0.49	0.50	2.77	80
Year ended 12/31/15	6.92	0.23	(0.17)	0.06	(0.24)	—	(0.24)	6.74	0.85	598,204	0.50	0.51	3.35	85

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Does not include indirect expenses from affiliated fund fees and expenses of 0.01%, 0.00%, 0.00%, 0.01% and 0.01% for the ten months ended October 31, 2019 and for the years ended
December 31, 2018, 2017, 2016 and 2015, respectively.

(d)
The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $7,090,795,832 and $7,321,457,192, $10,593,719,030 and
$10,775,658,902, $9,083,844,819 and $8,679,566,809, $7,572,160,629 and $7,520,146,688 and $6,548,843,476 and $6,610,174,477 for ten months ended October 31, 2019 and for the years ended December 31, 2018, 2017, 2016 and 2015, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended October 31, 2020.
15        Invesco Core Bond Fund

(g)
Ratios are based on average daily net assets (000’s omitted) of $649,631, $84,110, $66,642, $514,175, $19 and $637,724 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(h)	Annualized.
(i)	Commencement date after the close of business on May 24, 2019.
16        Invesco Core Bond Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
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Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
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Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
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Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
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When your redemption proceeds exceed $250,000 per Fund.
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When you request that redemption proceeds be paid to someone other than the registered owner of the account.
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When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
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When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
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Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
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Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
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All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

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Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
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Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
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Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
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Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Core Bond Fund SEC 1940 Act file number: 811-05426

invesco.com/us	O-TRB-PRO-1

Prospectus
February 22, 2021
Class: A (ODMAX), C (ODVCX), R (ODVNX), Y (ODVYX), R5 (DVMFX), R6 (ODVIX)

Invesco Developing Markets Fund
(Prior to September 30, 2020, the Fund was known as Invesco Oppenheimer Developing Markets Fund.)
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
The Fund has limited public sales of its shares to certain investors.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco Developing Markets Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of the Private Fund (as defined herein), a wholly-owned subsidiary of the Fund, are included in the table.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.21	0.21	0.21	0.21	0.13	0.06

Total Annual Fund Operating Expenses	1.22	1.97	1.47	0.97	0.89	0.82

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	667$	916$	1,183$	1,946$

Class C	300$	618$	1,062$	2,102$

Class R	150$	465$	803$	1,757$

Class Y	99$	309$	536$	1,190$

Class R5	91$	284$	493$	1,096$

Class R6	84$	262$	455$	1,014$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	667$	916$	1,183$	1,946$

Class C	200$	618$	1,062$	2,102$

Class R	150$	465$	803$	1,757$

Class Y	99$	309$	536$	1,190$

Class R5	91$	284$	493$	1,096$

Class R6	84$	262$	455$	1,014$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund mainly invests in common stocks of issuers in developing and emerging markets throughout the world and at times it may invest up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of issuers whose principal activities are in a developing market, i.e. are in a developing market or are economically tied to a developing market country, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund will invest in at least three developing markets. The Fund focuses on companies with above-average earnings growth.
In general, countries may be considered developing or emerging markets if they are included in any one of the Morgan Stanley Capital International (MSCI) emerging markets indices, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries and stock markets with similar characteristics. For purposes of the Fund’s investments, a determination that an issuer is economically tied to a developing market country is based on factors including, but not limited to, geographic location of its primary trading markets, location of its assets, its domicile or its principal offices, or whether it receives revenues from a developing market. Such a determination can also be based, in whole or in part, on inclusion of an issuer or its securities in an index representative of developing or emerging markets.
The Fund may invest directly in certain eligible China A Shares through Stock Connect (a securities trading and clearing program designed to achieve mutual stock market access between the People’s Republic of China (PRC) and Hong Kong), or, for operational efficiency and regulatory considerations, through an investment in a private investment vehicle organized under Delaware law (the “Private Fund”). The Private Fund may invest in companies established or operating in, or with significant exposure to, the PRC or other developing markets countries. The Private Fund’s managing member, OppenheimerFunds, Inc., has full and exclusive discretionary authority to manage the day-to-day operations of the Private Fund and to invest its assets. The Fund’s investment in the Private Fund may vary based on the portfolio manager’s use of different types of investments that provide exposure to Chinese securities (through Stock Connect). Since the Fund may invest a portion of its assets in the Private Fund, the Fund may be considered to be investing indirectly in such securities through the Private Fund.
In selecting investments for the Fund, the portfolio manager evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements,
1        Invesco Developing Markets Fund

management record, and capital structure, operations, product development, and competitive position in its industry. The portfolio manager also looks for newer or established businesses that are entering into a growth cycle, have the potential for accelerating earnings growth or cash flow, and possess reasonable valuations. The portfolio manager considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends and seeks a diverse mix of industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. The portfolio manager may invest in growth companies of different capitalization ranges in any developing market country. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio manager also considers both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understanding an issuer’s fundamentals, and assesses whether any ESG factors pose a material financial risk or opportunity to the issuer and determines whether such risks are appropriately reflected in the issuer’s valuation.  This analysis may involve the use of third-party research as well as proprietary research.  Consideration of ESG factors is just one component of the portfolio manager’s assessment of issuers eligible for investment and the Fund’s portfolio manager may still invest in securities of issuers that may be viewed as having a high ESG risk profile.  The ESG factors considered by the Fund’s portfolio manager may change over time and one or more factors may not be relevant with respect to all issuers eligible for investment.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well developed securities markets and exchanges that may be substantially less liquid than those of more developed markets, and investments in such securities markets may be subject to unexpected market closures. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. The ability to bring and enforce actions in developing and emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Other risks may include additional transaction costs and difficulty related to the quality, availability and timeliness of information. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Companies in developing and emerging market
2        Invesco Developing Markets Fund

countries may also generally be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Unique Economic and Political Risks of Investing in Greater China. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
Risks of Investing Through Stock Connect . The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.
Eurozone Investment Risks. Certain of the regions in which the Fund may invest, including the European Union (EU), currently experience significant financial difficulties. Following the global economic crisis that began in 2008, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets. Additionally, the United Kingdom’s departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
Risks of Growth Investing. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The Fund measures the market capitalization of an issuer at the time of investment.
Industry and Sector Focus. The Fund may from time to time have a significant amount of its assets invested in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund has a significant amount of its assets invested in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
3        Invesco Developing Markets Fund

Risks of Investing in the Private Fund . The Private Fund is not registered under the Investment Company Act of 1940. As an investor in the Private Fund, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Private Fund is controlled by the Fund and managed by OppenheimerFunds, Inc. The Private Fund may invest substantially all of its assets in a limited number of issuers or a single issuer. To the extent that it does so, the Private Fund is more subject to the risks associated with and developments affecting such issuers than a fund that invests more widely.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations assessed as part of the investment process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment. The Fund’s portfolio will not be solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors or that use a different methodology to identify and/or incorporate ESG factors. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic. There is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Developing Markets Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad-based securities market benchmark.
The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund and the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	December 31, 2020	18.92%
Worst Quarter	March 31, 2020	-22.88%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A
Return Before Taxes	11/18/1996	10.77%	11.69%	4.31%	—%
Return After Taxes on Distributions		10.77	11.64	4.16	—
Return After Taxes on Distributions and Sale of Fund Shares		6.38	9.42	3.41	—

Class C	11/18/1996	15.32	12.12	4.29	—

Class R	3/1/2001	16.91	12.68	4.61	—

Class Y	9/7/2005	17.51	13.24	5.19	—

Class R5	5/24/2019	17.59	[1]13.08	[1]4.95	—

Class R6	12/29/2011	17.66	13.43	—	8.32

MSCI Emerging Markets IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		18.31	12.81	3.63	—

1
Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Manager	Title	Length of Service on the Fund
Justin Leverenz, CFA	Portfolio Manager	2019 (predecessor fund 2007)

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
4        Invesco Developing Markets Fund

The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective is fundamental and may not be changed without shareholder approval.
The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
■
COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Foreign Investing. The Fund may buy stocks and other equity securities of companies that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a
5        Invesco Developing Markets Fund

foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States.
The Fund may purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange. ADS and ADRs are subject to some of the special considerations and risks that apply to foreign securities traded and held abroad.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
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Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
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Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
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Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
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Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
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Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
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Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
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Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
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Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in adifferent region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
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Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries. Unexpected market closures may also affect investments in developing or emerging markets.
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Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
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Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities. Developing or emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes.
6        Invesco Developing Markets Fund

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Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes and trade conditions. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets, and there may be difficulty related to the quality, availability and timeliness of information. In addition, the taxation systems at the federal, regional and local levels in developing or emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Developing or emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources.
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Less Developed Legal Systems. Developing or emerging market countries may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in developing or emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue.
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Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
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Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
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Financial Reporting Standards. Companies in developing or emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in developing or emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain developing or emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain developing or emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of developing or emerging market issuers meet PCAOB standards.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability.
Unique Economic and Political Risks of Investing in Greater China. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs or other trade barriers (or the threat thereof), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The ongoing trade dispute and imposition of tariffs between China and the United States continues to introduce uncertainty into the Chinese economy and may result in reductions in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp
7        Invesco Developing Markets Fund

duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
Investing in China A Shares. The portfolio manager may pursue the Fund’s investment objective by investing a portion of the Fund’s assets in China A shares (China A Shares), which are shares of companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai Stock Exchange (SSE) or the Shenzhen Stock Exchange (SZSE). The China A Shares market is an active Chinese market that includes a large number of Chinese equities as well as smaller or emerging Chinese companies that may not list shares elsewhere. The China Securities Regulatory Commission (CSRC) and the Securities and Futures Commission of Hong Kong have approved programs which establish mutual stock market access between the PRC and Hong Kong, via the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect (Stock Connect). Stock Connect is a securities trading and clearing program developed by Hong Kong Exchanges and Clearing Limited, the SSE, the SZSE and China Securities Depository and Clearing Corporation Limited (ChinaClear) designed to achieve mutual stock market access between the PRC and Hong Kong.
The Fund may invest directly in certain eligible China A Shares through Stock Connect or, for operational efficiency and regulatory considerations, through an investment in a private investment vehicle organized under Delaware law (the Private Fund). The Private Fund may invest in companies established or operating in, or with significant exposure to, the PRC or other developing markets countries. The Private Fund’s managing member, OppenheimerFunds, Inc., has full and exclusive discretionary authority to manage the day-to-day operations of the Private Fund and to invest its assets. The Fund’s investment in the Private Fund may vary based on the portfolio manager’s use of different types of investments that provide exposure to Chinese securities, e.g., through Stock Connect. Since the Fund may invest a portion of its assets in the Private Fund, the Fund may be considered to be investing indirectly in such securities through the Private Fund.
Risks of Investing in China A Shares. Investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to developing and emerging market countries described elsewhere in this prospectus.
Risks of Investing Through Stock Connect. Trading on Stock Connect is subject to an aggregated daily quota on purchases that can change without notice, restricting the Fund’s ability to invest in China A Shares on a timely basis. The Stock Exchange of Hong Kong Limited (SEHK), SSE and SZSE may suspend trading of individual securities or more broadly in response to market events, which may adversely affect the Fund’s ability to access the PRC market. Stock Connect only operates on days when both markets are open for trading and banks in both markets are also open on corresponding settlement days, thus the Fund may not be able to trade China A Shares on days when Stock Connect is not trading but normal trading for the PRC market otherwise occurs. Prices may fluctuate on China A Shares on days when Stock Connect is not trading. The Fund’s ability to enter and exit trades via Stock Connect on a timely basis is also restricted by a prohibition on turnaround (day) trading on the China A Share market (i.e., investors cannot purchase and sell the same securities via Stock Connect in the same trading day). Stock Connect relies on the maintenance by relevant market participants of certain information technology, risk management and other requirements. There is no assurance that relevant exchange trading systems and market participants will function properly or continue to adapt to changes. If relevant systems fail to function properly, trading disruptions can occur that adversely affect the Fund’s ability to access the China A Share market. The Fund is also subject to risks related to the clearing and settlement of securities, including for example where a default occurs in connection with the settlement of cross border trades that could cause potential delays in the Fund’s recovery process or its ability to fully recover losses. It is expected that the list of eligible securities on Stock Connect will be subject to review and may change periodically. Hong Kong and overseas investors are subject to a restriction on single foreign investors’ holding no more than 10% of the total issue shares, as well as a restriction that, in the aggregate, foreign investors’ hold no more than 30% of the total issue shares. Therefore, foreign investors could be required to unwind their positions if excessive shareholding restrictions are exceeded.
Regulations and implementation rules applicable to Stock Connect are novel and untested, and it is uncertain as to how they will be applied. There is also general uncertainty regarding changes in government policies, taxation, currency repatriation restrictions, permitted foreign ownership levels and other laws or regulations that impact Stock Connect. Under current PRC and CSRC tax guidance, capital gains realized by the Fund from trading of eligible China A Shares on the SSE under Stock Connect may currently enjoy a temporary exemption from PRC income and business tax. It is not known when such exemption will expire and whether other taxes will be applicable to trading securities under Stock Connect in the future. There is no guarantee that relevant tax regulations and guidance, including the temporary tax exemption with respect to Stock Connect, will continue to apply or will not be repealed and re-imposed retrospectively, or that no new tax regulations and practices relating to Stock Connect will be promulgated in the future, possibly with retroactive effect. Such changes could have a significant adverse effect on the Fund, including reducing returns, reducing the value of the Fund’s investments, and possibly impairing capital invested by the Fund.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).
The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund (IMF), or other governments and institutions to address those issues. Failure by one or more EU member states to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in
8        Invesco Developing Markets Fund

euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, the United Kingdom’s departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
Growth Investing. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. Growth companies can be new companies or established companies that may be entering a growth cycle in their business. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings into research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases.
Risks of Growth Investing. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-capitalization,” “mid-capitalization” or “large-capitalization” company may change over time as well. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio. That might cause the Fund to realize capital gains on an investment and could increase taxable distributions to shareholders. When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Risks of Investing Through the Private Fund. Investments in Class A shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets and may be characterized by relatively low trading volume, which may result in substantially less liquidity and greater price volatility than more developed markets. Some of these risks may be more pronounced for the China A Shares market than for Chinese securities markets generally because the A-share market is subject to greater government restrictions and control. The Private Fund’s China A Shares investment quota may be reduced or revoked by the Chinese government at any time, including if redemptions reduce the amount invested in China A Shares by the Private Fund below the current quota amount. Further, the Private Fund may invest substantially all of its assets in a limited number of issuers or a single issuer. To the extent that it does so, the Private Fund is more subject to the risks associated with and developments affecting such issuers than a fund that invests more widely. In addition, although it is not currently expected to do so, the Private Fund may invest a portion of its assets in certain exchange-traded and over-the-counter financial instruments from countries other than China.
The Fund will deem its investment in the Private Fund to be illiquid and subject to the Fund’s policy regarding investments in illiquid investments. The Fund will comply with Rule 22e-4 in managing its illiquid investments. The Fund currently will invest no more than 10% of its net assets in the Private Fund. Interests in the Private Fund may be redeemed, and net redemption proceeds may be repatriated only once each day. In addition, the Private Fund is subject to a monthly accumulated repatriation limit equal to 20% of the Private Fund’s total investment in China A Shares and other QFII permitted securities as of the end of the previous year. The Fund’s redemption of interests from the Private Fund may be limited accordingly.
The Private Fund is not registered under the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder
9        Invesco Developing Markets Fund

by the SEC. To the extent the Fund invests in the Private Fund, it will not have all of the protections offered to investors by the Investment Company Act of 1940.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations assessed as part of the investment process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of investments and issuers eligible for investment, and not every ESG factor may be identified or evaluated for every investment. The Fund’s portfolio will not be solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors as part of the investment process or that use a different methodology to identify and/or incorporate ESG factors. As investors can differ in their views regarding ESG factors, the Fund may invest in issuers that do not reflect the views with respect to ESG of any particular investor. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the Fund’s ability to accurately assess a company, which could negatively impact the Fund’s performance. There is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Diversification and Concentration. The Fund is a diversified fund. It attempts to reduce its exposure to the risks of individual securities by diversifying its investments across a broad number of different issuers. The Fund will not concentrate its investments in issuers in any one industry. At times, however, the Fund may emphasize investments in some industries or sectors more than others. The prices of securities of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. The Securities and Exchange Commission has taken the position that investment of more than 25% of a fund’s total assets in issuers in the same industry constitutes concentration in that industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. For purposes of compliance with its concentration policy, the Fund will consider portfolio investments held by underlying investment companies in which the Fund invests, to the extent that the Fund has sufficient information about such portfolio investments. The Fund will make reasonable efforts to obtain such information.
Other Equity Securities. In addition to common stocks, the Fund can invest in other equity or “equity equivalents” securities such as preferred stocks, convertible securities, rights or warrants.
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Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
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Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
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A convertible security can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Convertible securities are subject to credit and interest rate risk, however credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities.
Investing in Domestic Securities. The Fund can invest in common and preferred stocks and debt securities of U.S. companies. It can also hold U.S. corporate and government debt securities for defensive and liquidity purposes. Under normal market conditions, the Fund does not expect to invest a significant amount of its assets in securities of U.S. issuers.
Debt Securities. Debt securities can include debt securities of foreign companies and governments, including those in developing countries. However, the Fund does not invest for income and does not expect to invest significant amounts in debt securities, unless they are convertible securities considered to be “equity equivalents,” or debt securities purchased for temporary defensive or liquidity purposes.
Debt securities may be subject to the following risks:
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Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. Additionally, when interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise and the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is
10        Invesco Developing Markets Fund

usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
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Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer’s securities.
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Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
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Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
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Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
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Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
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Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the Fund’s operations, universe of potential investment options, and return potential.
11        Invesco Developing Markets Fund

In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Investing in Special Situations.. At times, the Fund may seek to benefit from what are considered to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the anticipated change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Options, futures and forward contracts are some of the types of derivatives that the Fund can use.. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. Entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as “restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will comply with Rule 22e-4 under the Investment Company Act of 1940 in managing its illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Additional Investment Information. In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco Advisers, Inc. serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
12        Invesco Developing Markets Fund

Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.75% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
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Justin Leverenz, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Leverenz managed the predecessor fund since 2007 and was associated with OppenheimerFunds, a global asset management firm, since 2004.
More information on the portfolio manager may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio manager's investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
About The Private Fund
The Private Fund is a limited liability company organized under the laws of the State of Delaware and is overseen by its managing member (the Managing Member), OppenheimerFunds, Inc.
Under the Private Fund’s limited liability company operating agreement, the Managing Member has full and exclusive discretionary authority and responsibility to manage the day-to-day operations of the Private Fund and to invest and reinvest its assets. The Managing Member does not receive advisory fees from the Private Fund. The Private Fund has also entered into separate contracts for the provision of custody, audit, and legal services, and bears the fees and expenses incurred in connection with such services. The Fund expects that the expenses borne by the Private Fund will not be material in relation to the value of the Fund’s assets. It is further expected that the Fund’s investment in the Private Fund will not result in the Fund’s paying duplicative fees for similar services provided to the Fund and Private Fund.
The Fund applies its investment restrictions and compliance policies and procedures on a look-through basis to the Private Fund, including, without limitation, those restrictions, policies and procedures relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Private Fund’s portfolio investments and interest in the Private Fund. The Fund’s Chief Compliance Officer oversees implementation of the policies and procedures applicable to the Private Fund, and makes periodic reports to the Fund’s Board regarding the Private Fund’s compliance with such restrictions, policies and procedures.
Currently, as a wholly-owned subsidiary of the Fund, the Private Fund’s financial statements are consolidated with those of the Fund in the Fund’s Annual and Semi-Annual Reports provided to shareholders. Copies of the reports are provided without charge upon request as indicated on the back cover of this prospectus. Please refer to the SAI for additional information about the organization and management of the Private Fund.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
the Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
the Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Limited Fund Offering
The Fund is closed to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.
Investors who were invested in the Fund on May 24, 2019, may continue to make additional purchases in their accounts. Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Fund shares and may add new accounts at the plan level that may purchase Fund shares if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan had invested in the Fund as of May 24, 2019. New Employer Sponsored Retirement and Benefit Plans or its affiliated plans authorized prior to May 24, 2019 will have until December 31, 2019 to fund the account. Existing registered investment advisor (RIA) and bank trust firms that have an investment allocation to the Fund in a fee-based, wrap or advisory account, can continue to add new clients, purchase shares, and exchange into the Fund. The Fund will not be available to new RIA and bank trust firms. The Fund may also accept investments by 529 college savings plans managed by the Adviser during this limited offering.
The Fund may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.
13        Invesco Developing Markets Fund

Consolidated Financial Highlights
The consolidated financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The consolidated financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the Fund or predecessor fund or class of Fund or predecessor fund shares, and the two-month period ended October 31, 2019. The consolidated financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s consolidated financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Year ended 10/31/20	$ 44.28	$ 0.04	$ 2.50	$ 2.54	$ (0.11)	$ (0.87)	$ (0.98)	$ 45.84	5.75%	$ 4,130,292	1.22%(e)	1.22%(e)	0.08%(e)	30%
Two months ended 10/31/19	42.05	0.06	2.17	2.23	—	—	—	44.28	5.30	4,881,008	1.24(f)	1.24(f)	0.80(f)	7
Year ended 08/31/19	42.01	0.14	0.01	0.15	(0.11)	—	(0.11)	42.05	0.34	4,686,134	1.27	1.27	0.34	28
Year ended 08/31/18	41.49	0.06	0.59	0.65	(0.13)	—	(0.13)	42.01	1.59	5,277,791	1.29	1.29	0.13	36
Year ended 08/31/17	33.45	0.13	7.98	8.11	(0.07)	—	(0.07)	41.49	24.32	6,350,957	1.32	1.32	0.37	33
Year ended 08/31/16	30.06	0.12	3.40	3.52	(0.13)	—	(0.13)	33.45	11.74	6,574,857	1.32	1.32	0.38	18

Class C
Year ended 10/31/20	40.96	(0.27)	2.29	2.02	—	(0.87)	(0.87)	42.11	4.93	225,906	1.97(e)	1.97(e)	(0.67)(e)	30
Two months ended 10/31/19	38.95	—	2.01	2.01	—	—	—	40.96	5.16	403,027	2.00(f)	2.00(f)	0.03(f)	7
Year ended 08/31/19	39.10	(0.16)	0.01	(0.15)	—	—	—	38.95	(0.41)	493,169	2.02	2.02	(0.42)	28
Year ended 08/31/18	38.79	(0.25)	0.56	0.31	—	—	—	39.10	0.80	826,481	2.05	2.05	(0.62)	36
Year ended 08/31/17	31.44	(0.13)	7.48	7.35	—	—	—	38.79	23.38	973,031	2.07	2.07	(0.39)	33
Year ended 08/31/16	28.35	(0.11)	3.20	3.09	—	—	—	31.44	10.90	1,046,894	2.07	2.07	(0.39)	18

Class R
Year ended 10/31/20	42.48	(0.07)	2.40	2.33	(0.03)	(0.87)	(0.90)	43.91	5.49	387,506	1.47(e)	1.47(e)	(0.17)(e)	30
Two months ended 10/31/19	40.36	0.04	2.08	2.12	—	—	—	42.48	5.25	472,840	1.50(f)	1.50(f)	0.54(f)	7
Year ended 08/31/19	40.32	0.03	0.01	0.04	—	—	—	40.36	0.10	471,206	1.52	1.52	0.08	28
Year ended 08/31/18	39.84	(0.05)	0.58	0.53	(0.05)	—	(0.05)	40.32	1.32	585,385	1.55	1.55	(0.12)	36
Year ended 08/31/17	32.13	0.05	7.66	7.71	—	—	—	39.84	24.01	680,861	1.57	1.57	0.14	33
Year ended 08/31/16	28.88	0.04	3.27	3.31	(0.06)	—	(0.06)	32.13	11.47	634,007	1.57	1.57	0.14	18

Class Y
Year ended 10/31/20	43.70	0.14	2.48	2.62	(0.24)	(0.87)	(1.11)	45.21	6.01	18,432,202	0.97(e)	0.97(e)	0.33(e)	30
Two months ended 10/31/19	41.49	0.07	2.14	2.21	—	—	—	43.70	5.33	19,342,101	1.00(f)	1.00(f)	1.04(f)	7
Year ended 08/31/19	41.48	0.24	0.00	0.24	(0.23)	—	(0.23)	41.49	0.61	18,525,445	1.02	1.02	0.59	28
Year ended 08/31/18	40.98	0.16	0.59	0.75	(0.25)	—	(0.25)	41.48	1.82	17,898,340	1.05	1.05	0.38	36
Year ended 08/31/17	33.06	0.24	7.85	8.09	(0.17)	—	(0.17)	40.98	24.61	17,496,988	1.07	1.07	0.67	33
Year ended 08/31/16	29.73	0.19	3.36	3.55	(0.22)	—	(0.22)	33.06	12.04	13,551,480	1.07	1.07	0.62	18

Class R5
Year ended 10/31/20	44.33	0.17	2.52	2.69	(0.30)	(0.87)	(1.17)	45.85	6.10	13,560	0.89(e)	0.89(e)	0.41(e)	30
Two months ended 10/31/19	42.08	0.08	2.17	2.25	—	—	—	44.33	5.35	6,006	0.88(f)	0.88(f)	1.16(f)	7
Period ended 08/31/19(g)	41.26	0.09	0.73	0.82	—	—	—	42.08	1.99	10	0.87(f)	0.87(f)	0.74(f)	28

Class R6
Year ended 10/31/20	43.75	0.21	2.48	2.69	(0.32)	(0.87)	(1.19)	45.25	6.17	17,009,325	0.82(e)	0.82(e)	0.48(e)	30
Two months ended 10/31/19	41.52	0.09	2.14	2.23	—	—	—	43.75	5.37	17,106,921	0.83(f)	0.83(f)	1.21(f)	7
Year ended 08/31/19	41.52	0.31	(0.01)	0.30	(0.30)	—	(0.30)	41.52	0.77	16,224,242	0.86	0.86	0.75	28
Year ended 08/31/18	41.01	0.23	0.59	0.82	(0.31)	—	(0.31)	41.52	2.00	13,987,540	0.87	0.87	0.55	36
Year ended 08/31/17	33.09	0.31	7.84	8.15	(0.23)	—	(0.23)	41.01	24.84	11,559,582	0.88	0.88	0.87	33
Year ended 08/31/16	29.77	0.26	3.36	3.62	(0.30)	—	(0.30)	33.09	12.22	7,861,500	0.88	0.88	0.87	18

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the two months ended October 31, 2019 and for the years ended August 31, 2019, 2018, 2017 and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
14        Invesco Developing Markets Fund

(e)
Ratios are based on average daily net assets (000’s omitted) of $4,352,337, $313,238, $415,042, $18,331,350, $11,137 and $16,494,206 for Class A, Class C, Class R, Class Y, Class R5 and
Class R6 shares, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.
15        Invesco Developing Markets Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
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Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
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Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
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All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

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Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■
The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Developing Markets Fund SEC 1940 Act file number: 811-05426

invesco.com/us	O-DVM-PRO-1

Prospectus
February 22, 2021
Class: A (OEGAX), C (OEGCX), R (OEGNX), Y (OEGYX), R5 (DMCFX), R6 (OEGIX)

Invesco Discovery Mid Cap Growth Fund
(Prior to September 30, 2020, the Fund was known as Invesco Oppenheimer Discovery Mid Cap Growth Fund.)
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco Discovery Mid Cap Growth Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%

Distribution and/or Service (12b-1) Fees	0.23	1.00	0.50	None	None	None

Other Expenses	0.20	0.20	0.20	0.20	0.09	0.03

Total Annual Fund Operating Expenses	1.05	1.82	1.32	0.82	0.71	0.65

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	651$	866$	1,098$	1,762$

Class C	285$	573$	985$	1,935$

Class R	134$	418$	723$	1,590$

Class Y	84$	262$	455$	1,014$

Class R5	73$	227$	395$	883$

Class R6	66$	208$	362$	810$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	651$	866$	1,098$	1,762$

Class C	185$	573$	985$	1,935$

Class R	134$	418$	723$	1,590$

Class Y	84$	262$	455$	1,014$

Class R5	73$	227$	395$	883$

Class R6	66$	208$	362$	810$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund mainly invests in common stocks of U.S. companies that the portfolio managers expect to have above-average growth rates. The Fund seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by above average growth rates. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of “mid-cap” issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund defines mid-cap issuers as those issuers that are within the range of market capitalizations of the Russell Midcap® Growth Index. This range is subject to change at any time due to market activity or changes in the composition of that index. The range of the Russell Midcap Growth Index is reconstituted annually to preserve its capitalization characteristics. The Fund may invest up to 20% of its net assets in companies in other market capitalization ranges. The Fund measures a company’s capitalization at the time the Fund buys a security, and is not required to sell a security if the issuer’s capitalization moves outside of the Fund’s definition of mid-cap issuers.
The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities.
In selecting investments for the Fund, the portfolio managers look for companies with high growth potential using a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position. The portfolio managers currently focus on high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio managers may vary in particular cases and may change over time.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
1        Invesco Discovery Mid Cap Growth Fund

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Risks of Mid-Cap Companies. Mid-cap companies generally involve greater risk of loss than larger companies. The prices of securities issued by mid-sized companies may be more volatile and their securities may be less liquid and more difficult to sell than those of larger companies. They may have less established markets, fewer customers and product lines, less management depth and more limited access to financial resources. Mid-cap companies may not pay dividends for some time, if at all.
Risks of Growth Investing. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Industry and Sector Focus. The Fund may from time to time have a significant amount of its assets invested in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund has a significant amount of its assets invested in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well developed securities markets and exchanges that may be substantially less liquid than those of more developed markets, and investments in such securities markets may be subject to unexpected market closures. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. The ability to bring and enforce actions in developing and emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Other risks may include additional transaction costs and difficulty related to the quality, availability and timeliness of information. Investments
2        Invesco Discovery Mid Cap Growth Fund

in securities of issuers in developing or emerging market countries may be considered speculative. Companies in developing and emerging market countries may also generally be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies.
Cyclical Opportunities. At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that, if a cyclical event does not have the anticipated effect or when the issuer or industry is out of phase in the business cycle, the value of the Fund’s investment could fall.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Discovery Mid Cap Growth Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad-based securities market benchmark.
The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund and the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	June 30, 2020	31.11%
Worst Quarter	December 31, 2018	-18.76%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A
Return Before Taxes	11/1/2000	32.41%	17.56%	14.67%	—%
Return After Taxes on Distributions		31.28	16.07	13.43	—
Return After Taxes on Distributions and Sale of Fund Shares		19.93	13.79	11.92	—

Class C	11/1/2000	38.22	18.03	14.61	—

Class R	3/1/2001	39.82	18.60	15.01	—

Class Y	11/1/2000	40.51	19.20	15.67	—

Class R5	5/24/2019	40.69	[1]19.05	[1]15.39	—

Class R6	2/28/2013	40.73	19.41	—	17.39

Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)		35.59	18.66	15.04	—

1
Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Ronald J. Zibelli, Jr.	Portfolio Manager (lead)	2019 (predecessor fund 2007)

Justin Livengood	Portfolio Manager	2019 (predecessor fund 2014)

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
3        Invesco Discovery Mid Cap Growth Fund

The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Mid-Cap Companies. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned management teams. While
4        Invesco Discovery Mid Cap Growth Fund

midcap companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements than larger companies. Mid-cap companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of mid-cap companies may be subject to wider price fluctuations and may be less liquid than securities of larger exchange-traded issuers, meaning it might be harder for the Fund to dispose of those holdings at an acceptable price when it wants to sell them. Mid-cap companies may have less established markets for their products or services and may have fewer customers and product lines than larger companies. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of unseasoned companies may be particularly volatile, especially in the short term and in periods of market instability, and may have limited liquidity in a declining market. It may take a substantial period of time to realize a gain on an investment in a mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “mid-cap” company may change over time as well. After the Fund buys their securities, individual companies may grow and no longer fall within the Fund’s definition of a “mid-cap” issuer. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown beyond the Fund’s mid-cap definition, it might sell some of those holdings to try to lower the dollar-weighted median capitalization of its portfolio. That might cause the Fund to realize capital gains on the investment and could increase taxable distributions to shareholders.
When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Growth Investing. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. Growth companies can be new companies or established companies that may be entering a growth cycle in their business. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings into research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases.
Risks of Growth Investing. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Industry and Sector Focus. The Fund may from time to time have a significant amount of its assets invested in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund has a significant amount of its assets invested in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Foreign Investing. The Fund may buy stocks and other equity securities of companies that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depository Receipts (ADRs) or similar depository arrangements. The Fund also can invest in emerging markets, which have greater risks than developed markets. The Fund will hold foreign currency only in connection with buying and selling foreign securities.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
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Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
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Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
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Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that
5        Invesco Discovery Mid Cap Growth Fund

limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
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Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
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Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
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Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
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Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
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Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in adifferent region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative.
Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
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Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries. Unexpected market closures may also affect investments in developing or emerging markets.
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Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
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Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities. Developing or emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes.
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Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes and trade conditions. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets, and there may be difficulty related to the quality, availability and timeliness of information. In addition, the taxation systems at the federal, regional and local levels in developing or emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Developing or emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources.
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Less Developed Legal Systems. Developing or emerging market countries may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in developing or emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue.
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Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
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Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
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Financial Reporting Standards. Companies in developing or emerging market countries generally may be subject to less stringent
6        Invesco Discovery Mid Cap Growth Fund

regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in developing or emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain developing or emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain developing or emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of developing or emerging market issuers meet PCAOB standards.
Cyclical Opportunities. At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that if a cyclical event does not have the anticipated effect, or when the issuer or industry is out of phase in the business cycle, the value of the Fund’s investment could fall.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term, which are taxed at a higher rate than long term gains.
Additional Investment Information. In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Other Equity Securities. In addition to common stocks, the Fund can invest in other equity or “equity equivalents” securities such as preferred stocks, convertible securities, rights or warrants.
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Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
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Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
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A convertible security can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Convertible securities are subject to credit and interest rate risk, however credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities.
Small-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Smaller companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since smaller companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of small, unseasoned companies may be particularly volatile, especially in the short- term, and may have very limited liquidity in a declining market. It may take a substantial period of time to realize a gain on an investment in a small-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a
7        Invesco Discovery Mid Cap Growth Fund

“small-cap,” “mid-cap” or “large-cap” company may change over time as well. After the Fund buys the security of an individual company, that company may expand or contract and no longer fall within the designated capitalization range. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased beyond the Fund’s capitalization-range definition, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio. That might cause the Fund to realize capital gains on an investment and could increase taxable distributions to shareholders.
When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is some- times referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Investing in Special Situations. At times, the Fund may seek to benefit from what are considered to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the anticipated change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Options, futures, and forward contracts are some of the derivatives that the Fund may use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse. Entering into a derivative transaction with a clearinghouse may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as “restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will comply with Rule 22e-4 under the Investment Company Act of 1940 in managing its illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco Advisers, Inc. serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related
8        Invesco Discovery Mid Cap Growth Fund

exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.62% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Ronald J. Zibelli, Jr. (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Zibelli managed the predecessor fund since 2007 and was associated with OppenheimerFunds, a global asset management firm, since 2006.
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Justin Livengood, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Livengood managed the predecessor fund since 2014 and was associated with OppenheimerFunds, a global asset management firm, since 2006.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers' investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
9        Invesco Discovery Mid Cap Growth Fund

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the Fund or predecessor fund or a class of Fund or predecessor fund shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Year ended 10/31/20	$ 22.17	$ (0.13)	$ 5.60	$ 5.47	$ (0.99)	$ 26.65	25.60%(e)	$ 3,787,636	1.05%(e)(f)	1.05%(e)(f)	(0.54)%(e)(f)	131%
Year ended 10/31/19	20.28	(0.08)	3.75	3.67	(1.78)	22.17	20.43	748,190	1.11	1.11	(0.37)	84
Year ended 10/31/18	21.45	(0.12)	0.81	0.69	(1.86)	20.28	3.52	604,414	1.11	1.11	(0.55)	108
Year ended 10/31/17	16.98	(0.09)	4.71	4.62	(0.15)	21.45	27.43	547,963	1.21	1.21	(0.48)	139
Year ended 10/31/16	17.74	(0.09)	0.05	(0.04)	(0.72)	16.98	(0.19)	435,153	1.31	1.31	(0.52)	128

Class C
Year ended 10/31/20	17.65	(0.24)	4.41	4.17	(0.99)	20.83	24.74	190,420	1.82(f)	1.82(f)	(1.31)(f)	131
Year ended 10/31/19	16.65	(0.18)	2.96	2.78	(1.78)	17.65	19.43	138,705	1.87	1.87	(1.12)	84
Year ended 10/31/18	18.06	(0.23)	0.68	0.45	(1.86)	16.65	2.79	153,263	1.86	1.86	(1.30)	108
Year ended 10/31/17	14.43	(0.20)	3.98	3.78	(0.15)	18.06	26.45	138,647	1.96	1.96	(1.24)	139
Year ended 10/31/16	15.30	(0.18)	0.03	(0.15)	(0.72)	14.43	(0.98)	115,201	2.06	2.06	(1.28)	128

Class R
Year ended 10/31/20	20.51	(0.18)	5.17	4.99	(0.99)	24.51	25.31	121,009	1.32(f)	1.32(f)	(0.81)(f)	131
Year ended 10/31/19	18.95	(0.12)	3.46	3.34	(1.78)	20.51	20.09	75,342	1.37	1.37	(0.62)	84
Year ended 10/31/18	20.21	(0.16)	0.76	0.60	(1.86)	18.95	3.27	63,189	1.36	1.36	(0.80)	108
Year ended 10/31/17	16.05	(0.13)	4.44	4.31	(0.15)	20.21	27.09	50,117	1.46	1.46	(0.70)	139
Year ended 10/31/16	16.85	(0.12)	0.04	(0.08)	(0.72)	16.05	(0.45)	36,480	1.56	1.56	(0.77)	128

Class Y
Year ended 10/31/20	25.15	(0.08)	6.40	6.32	(0.99)	30.48	25.95	538,205	0.82(f)	0.82(f)	(0.31)(f)	131
Year ended 10/31/19	22.71	(0.03)	4.25	4.22	(1.78)	25.15	20.68	253,901	0.87	0.87	(0.13)	84
Year ended 10/31/18	23.74	(0.07)	0.90	0.83	(1.86)	22.71	3.79	243,035	0.87	0.87	(0.31)	108
Year ended 10/31/17	18.73	(0.05)	5.21	5.16	(0.15)	23.74	27.75	210,789	0.96	0.96	(0.25)	139
Year ended 10/31/16	19.45	(0.05)	0.05	0.00	(0.72)	18.73	0.04	158,471	1.06	1.06	(0.27)	128

Class R5
Year ended 10/31/20	22.20	(0.05)	5.64	5.59	(0.99)	26.80	26.12	110,206	0.71(f)	0.71(f)	(0.20)(f)	131
Period ended 10/31/19(g)	20.60	0.00	1.60	1.60	—	22.20	7.77	11	0.75(h)	0.75(h)	(0.01)(h)	84

Class R6
Year ended 10/31/20	25.55	(0.04)	6.51	6.47	(0.99)	31.03	26.14	904,245	0.65(f)	0.65(f)	(0.14)(f)	131
Year ended 10/31/19	23.00	0.01	4.32	4.33	(1.78)	25.55	20.92	345,282	0.69	0.69	0.05	84
Year ended 10/31/18	23.98	(0.03)	0.91	0.88	(1.86)	23.00	3.97	199,881	0.70	0.70	(0.14)	108
Year ended 10/31/17	18.89	(0.02)	5.26	5.24	(0.15)	23.98	27.94	68,180	0.77	0.77	(0.07)	139
Year ended 10/31/16	19.57	(0.01)	0.05	0.04	(0.72)	18.89	0.25	33,128	0.87	0.87	(0.07)	128

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended October 31, 2019, 2018, 2017, and 2016, respectively.
(d)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $2,263,197,717 in connection with the acquisition of Invesco Mid Cap Growth Fund into the Fund.

(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the year ended October 31, 2020.
(f)
Ratios are based on average daily net assets (000’s omitted) of $2,277,253, $165,786, $97,357, $389,210, $56,258 and $538,223 for Class A, Class C, Class R, Class Y, Class R5 and
Class R6 shares, respectively.

(g)	Commencement date after the close of business on May 24, 2019.
(h)	Annualized.
10        Invesco Discovery Mid Cap Growth Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■
You invest $10,000 in the Fund and hold it for the entire 10-year period;
■
Your investment has a 5% return before expenses each year;
■
Hypotheticals both with and without any applicable initial sales charge applied; and
■
There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.77%)	2.11%	6.15%	10.34%	14.70%	19.23%	23.94%	28.83%	33.92%	39.21%
End of Year Balance	$ 9,823.28	$ 10,211.29	$ 10,614.64	$ 11,033.92	$ 11,469.76	$ 11,922.81	$ 12,393.77	$ 12,883.32	$ 13,392.21	$ 13,921.20
Estimated Annual Expenses	$ 651.18	$ 105.18	$ 109.34	$ 113.65	$ 118.14	$ 122.81	$ 127.66	$ 132.70	$ 137.95	$ 143.40

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.95%	8.06%	12.32%	16.76%	21.37%	26.17%	31.15%	36.33%	41.72%	47.31%
End of Year Balance	$ 10,395.00	$ 10,805.60	$ 11,232.42	$ 11,676.10	$ 12,137.31	$ 12,616.73	$ 13,115.10	$ 13,633.14	$ 14,171.65	$ 14,731.43
Estimated Annual Expenses	$ 107.07	$ 111.30	$ 115.70	$ 120.27	$ 125.02	$ 129.96	$ 135.09	$ 140.43	$ 145.98	$ 151.74

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%	1.05%	1.05%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.18%	6.46%	9.85%	13.34%	16.94%	20.66%	24.50%	28.46%	33.53%	38.81%
End of Year Balance	$ 10,318.00	$ 10,646.11	$ 10,984.66	$ 11,333.97	$ 11,694.39	$ 12,066.27	$ 12,449.98	$ 12,845.89	$ 13,353.30	$ 13,880.76
Estimated Annual Expenses	$ 184.89	$ 190.77	$ 196.84	$ 203.10	$ 209.56	$ 216.22	$ 223.10	$ 230.19	$ 137.55	$ 142.98

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.68%	7.50%	11.45%	15.55%	19.80%	24.21%	28.78%	33.52%	38.44%	43.53%
End of Year Balance	$ 10,368.00	$ 10,749.54	$ 11,145.13	$ 11,555.27	$ 11,980.50	$ 12,421.38	$ 12,878.49	$ 13,352.42	$ 13,843.79	$ 14,353.24
Estimated Annual Expenses	$ 134.43	$ 139.38	$ 144.50	$ 149.82	$ 155.34	$ 161.05	$ 166.98	$ 173.12	$ 179.49	$ 186.10

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.18%	8.53%	13.07%	17.80%	22.72%	27.85%	33.20%	38.76%	44.56%	50.61%
End of Year Balance	$ 10,418.00	$ 10,853.47	$ 11,307.15	$ 11,779.79	$ 12,272.18	$ 12,785.16	$ 13,319.58	$ 13,876.34	$ 14,456.37	$ 15,060.64
Estimated Annual Expenses	$ 83.71	$ 87.21	$ 90.86	$ 94.66	$ 98.61	$ 102.74	$ 107.03	$ 111.50	$ 116.16	$ 121.02

Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.29%	8.76%	13.43%	18.30%	23.37%	28.66%	34.18%	39.94%	45.94%	52.20%
End of Year Balance	$ 10,429.00	$ 10,876.40	$ 11,343.00	$ 11,829.62	$ 12,337.11	$ 12,866.37	$ 13,418.34	$ 13,993.98	$ 14,594.32	$ 15,220.42
Estimated Annual Expenses	$ 72.52	$ 75.63	$ 78.88	$ 82.26	$ 85.79	$ 89.47	$ 93.31	$ 97.31	$ 101.49	$ 105.84

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.35%	8.89%	13.63%	18.57%	23.73%	29.11%	34.72%	40.59%	46.70%	53.08%
End of Year Balance	$ 10,435.00	$ 10,888.92	$ 11,362.59	$ 11,856.86	$ 12,372.64	$ 12,910.85	$ 13,472.47	$ 14,058.52	$ 14,670.07	$ 15,308.21
Estimated Annual Expenses	$ 66.41	$ 69.30	$ 72.32	$ 75.46	$ 78.75	$ 82.17	$ 85.75	$ 89.48	$ 93.37	$ 97.43

1
Your actual expenses may be higher or lower than those shown.
2
The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
11        Invesco Discovery Mid Cap Growth Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
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Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
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Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
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All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

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Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■
Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
■
Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■
The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■
With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■
With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
■
The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■
The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Discovery Mid Cap Growth Fund SEC 1940 Act file number: 811-05426

invesco.com/us	O-DMCG-PRO-1

Prospectus
February 22, 2021
Class: A (GTDDX), C (GTDCX), Y (GTDYX), R5 (GTDIX), R6 (GTDFX)

Invesco Emerging Markets All Cap Fund
(formerly known as Invesco Developing Markets Fund)
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco Emerging Markets All Cap Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	Y	R5	R6
Management Fees	0.88%	0.88%	0.88%	0.88%	0.88%

Distribution and/or Service (12b-1) Fees	0.25	1.00	None	None	None

Other Expenses	0.25	0.25	0.25	0.18	0.09

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.39	2.14	1.14	1.07	0.98

Fee Waiver and/or Expense Reimbursement[2]	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.38	2.13	1.13	1.06	0.97

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	683$	965$	1,268$	2,126$

Class C	316$	669$	1,148$	2,281$

Class Y	115$	361$	627$	1,385$

Class R5	108$	339$	589$	1,305$

Class R6	99$	311$	541$	1,200$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	683$	965$	1,268$	2,126$

Class C	216$	669$	1,148$	2,281$

Class Y	115$	361$	627$	1,385$

Class R5	108$	339$	589$	1,305$

Class R6	99$	311$	541$	1,200$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund invests primarily in equity securities, including common and preferred stock, and depositary receipts. The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest in the securities of issuers of all capitalization sizes and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers in emerging markets countries.
The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.
The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a
1        Invesco Emerging Markets All Cap Fund

security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends. The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have sustainable earnings growth, efficient capital allocation, and attractive prices.
The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Unique Economic and Political Risks of Investing in Greater China. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a
2        Invesco Emerging Markets All Cap Fund

number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Risks of Growth Investing. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The Fund measures the market capitalization of an issuer at the time of investment.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based/style-specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	June 30, 2020	21.06%
Worst Quarter	March 31, 2020	-25.47%
3        Invesco Emerging Markets All Cap Fund

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	1/11/1994	10.71%	12.78%	3.94%
Return After Taxes on Distributions		9.34	12.45	3.65
Return After Taxes on Distributions and Sale of Fund Shares		7.15	10.36	3.18

Class C	3/1/1999	15.26	13.22	3.91

Class Y	10/3/2008	17.41	14.35	4.79

Class R5	10/25/2005	17.49	14.46	4.92

Class R6	9/24/2012	17.58	14.52	[1]4.89

MSCI Emerging Markets IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		18.31	12.81	3.63

Lipper Emerging Market Funds Index		20.52	13.43	4.23

1
Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Shuxin Cao	Portfolio Manager (lead)	2003

Borge Endresen	Portfolio Manager (lead)	2003

Brent Bates	Portfolio Manager	2014

Mark Jason	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund invests primarily in equity securities, including common and preferred stock, and depositary receipts. The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest in the securities of issuers of all capitalization sizes and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest
4        Invesco Emerging Markets All Cap Fund

and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers in emerging markets countries. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund had invested, as of the date of the reports.
The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.
The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends. The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have sustainable earnings growth, efficient capital allocation, and attractive prices.
The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk . The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
■
COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging markets countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Emerging markets countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication,
5        Invesco Emerging Markets All Cap Fund

creditworthiness and/or resources. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Geographic Focus Risk . The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability.
Unique Economic and Political Risks of Investing in Greater China . Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs or other trade barriers (or the threat thereof), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The ongoing trade dispute and imposition of tariffs between China and the United States continues to introduce uncertainty into the Chinese economy and may result in reductions in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp
6        Invesco Emerging Markets All Cap Fund

duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Preferred Securities Risk . Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Risks of Growth Investing. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-capitalization,” “mid-capitalization” or “large-capitalization” company may change over time as well. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio. That might cause the
Fund to realize capital gains on an investment and could increase taxable distributions to shareholders. When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■
Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
7        Invesco Emerging Markets All Cap Fund

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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Management Risk . The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta,
Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.87% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Shuxin Cao (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1997.
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Borge Endresen (lead manager with respect to the Fund’s investments in Europe, Africa and the Middle East), Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1999.
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Brent Bates, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 1996.
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Mark Jason, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2001.
A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, with respect to a geographic region, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
8        Invesco Emerging Markets All Cap Fund

The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
9        Invesco Emerging Markets All Cap Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/20	$ 36.81	$ 0.27	$ 1.76	$ 2.03	$ (0.57)	$ 38.27	5.54%	$ 552,262	1.37%(d)	1.38%(d)	0.76%(d)	33%
Year ended 10/31/19	30.54	0.55	6.18	6.73	(0.46)	36.81	22.39	583,346	1.37	1.38	1.62	7
Year ended 10/31/18	36.66	0.44	(6.29)	(5.85)	(0.27)	30.54	(16.09)	544,574	1.39	1.40	1.23	20
Year ended 10/31/17	30.67	0.28	5.96	6.24	(0.25)	36.66	20.55	878,910	1.41	1.43	0.86	16
Year ended 10/31/16	25.84	0.27	4.80	5.07	(0.24)	30.67	19.88	824,702	1.40	1.41	1.01	3

Class C
Year ended 10/31/20	35.83	0.00	1.71	1.71	(0.16)	37.38	4.78	16,812	2.12(d)	2.13(d)	0.01(d)	33
Year ended 10/31/19	29.64	0.28	6.05	6.33	(0.14)	35.83	21.48	22,941	2.12	2.13	0.87	7
Year ended 10/31/18	35.59	0.17	(6.12)	(5.95)	(0.00)	29.64	(16.71)	55,823	2.14	2.15	0.48	20
Year ended 10/31/17	29.78	0.03	5.81	5.84	(0.03)	35.59	19.65	88,231	2.16	2.18	0.11	16
Year ended 10/31/16	25.03	0.07	4.68	4.75	—	29.78	18.98	82,513	2.15	2.16	0.26	3

Class Y
Year ended 10/31/20	36.85	0.36	1.78	2.14	(0.67)	38.32	5.82	1,015,412	1.12(d)	1.13(d)	1.01(d)	33
Year ended 10/31/19	30.60	0.63	6.18	6.81	(0.56)	36.85	22.69	968,060	1.12	1.13	1.87	7
Year ended 10/31/18	36.74	0.53	(6.31)	(5.78)	(0.36)	30.60	(15.89)	986,550	1.14	1.15	1.48	20
Year ended 10/31/17	30.74	0.37	5.95	6.32	(0.32)	36.74	20.84	1,575,401	1.16	1.18	1.11	16
Year ended 10/31/16	25.92	0.35	4.79	5.14	(0.32)	30.74	20.18	1,055,132	1.15	1.16	1.26	3

Class R5
Year ended 10/31/20	36.76	0.39	1.77	2.16	(0.70)	38.22	5.90	182,631	1.05(d)	1.06(d)	1.08(d)	33
Year ended 10/31/19	30.55	0.66	6.16	6.82	(0.61)	36.76	22.79	250,287	1.03	1.04	1.96	7
Year ended 10/31/18	36.68	0.56	(6.29)	(5.73)	(0.40)	30.55	(15.80)	287,511	1.04	1.05	1.58	20
Year ended 10/31/17	30.69	0.41	5.94	6.35	(0.36)	36.68	20.97	470,436	1.04	1.06	1.23	16
Year ended 10/31/16	25.90	0.38	4.79	5.17	(0.38)	30.69	20.33	331,079	1.03	1.04	1.38	3

Class R6
Year ended 10/31/20	36.76	0.42	1.76	2.18	(0.72)	38.22	5.96	497,383	0.96(d)	0.97(d)	1.17(d)	33
Year ended 10/31/19	30.55	0.68	6.16	6.84	(0.63)	36.76	22.88	383,400	0.97	0.98	2.02	7
Year ended 10/31/18	36.67	0.57	(6.27)	(5.70)	(0.42)	30.55	(15.74)	365,000	0.99	1.00	1.63	20
Year ended 10/31/17	30.68	0.42	5.94	6.36	(0.37)	36.67	21.04	427,243	1.00	1.02	1.27	16
Year ended 10/31/16	25.90	0.39	4.78	5.17	(0.39)	30.68	20.35	160,816	0.98	0.99	1.43	3

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $546,351, $19,823, $946,325, $205,710 and $414,857 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.
10        Invesco Emerging Markets All Cap Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
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You invest $10,000 in the Fund and hold it for the entire 10-year period;
■
Your investment has a 5% return before expenses each year;
■
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
■
Hypotheticals both with and without any applicable initial sales charge applied; and
■
There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.38%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(2.08%)	1.46%	5.12%	8.91%	12.84%	16.92%	21.14%	25.51%	30.04%	34.74%
End of Year Balance	$ 9,792.09	$ 10,145.58	$ 10,511.84	$ 10,891.32	$ 11,284.49	$ 11,691.86	$ 12,113.94	$ 12,551.25	$ 13,004.35	$ 13,473.81
Estimated Annual Expenses	$ 682.77	$ 138.57	$ 143.57	$ 148.75	$ 154.12	$ 159.69	$ 165.45	$ 171.42	$ 177.61	$ 184.02

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.38%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.62%	7.36%	11.24%	15.25%	19.41%	23.72%	28.19%	32.82%	37.61%	42.58%
End of Year Balance	$ 10,362.00	$ 10,736.07	$ 11,123.64	$ 11,525.20	$ 11,941.26	$ 12,372.34	$ 12,818.98	$ 13,281.75	$ 13,761.22	$ 14,258.00
Estimated Annual Expenses	$ 140.50	$ 146.63	$ 151.92	$ 157.41	$ 163.09	$ 168.98	$ 175.08	$ 181.40	$ 187.95	$ 194.73

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.13%	2.14%	2.14%	2.14%	2.14%	2.14%	2.14%	2.14%	1.39%	1.39%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.87%	5.81%	8.84%	11.95%	15.15%	18.45%	21.83%	25.32%	29.84%	34.53%
End of Year Balance	$ 10,287.00	$ 10,581.21	$ 10,883.83	$ 11,195.11	$ 11,515.29	$ 11,844.63	$ 12,183.38	$ 12,531.83	$ 12,984.23	$ 13,452.96
Estimated Annual Expenses	$ 216.06	$ 223.29	$ 229.68	$ 236.24	$ 243.00	$ 249.95	$ 257.10	$ 264.45	$ 177.34	$ 183.74

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.13%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.87%	7.88%	12.04%	16.37%	20.86%	25.53%	30.37%	35.40%	40.63%	46.06%
End of Year Balance	$ 10,387.00	$ 10,787.94	$ 11,204.35	$ 11,636.84	$ 12,086.02	$ 12,552.54	$ 13,037.07	$ 13,540.30	$ 14,062.96	$ 14,605.79
Estimated Annual Expenses	$ 115.19	$ 120.70	$ 125.36	$ 130.19	$ 135.22	$ 140.44	$ 145.86	$ 151.49	$ 157.34	$ 163.41

Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.06%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.94%	8.02%	12.27%	16.68%	21.27%	26.03%	30.99%	36.13%	41.48%	47.05%
End of Year Balance	$ 10,394.00	$ 10,802.48	$ 11,227.02	$ 11,668.24	$ 12,126.81	$ 12,603.39	$ 13,098.70	$ 13,613.48	$ 14,148.49	$ 14,704.53
Estimated Annual Expenses	$ 108.09	$ 113.40	$ 117.86	$ 122.49	$ 127.30	$ 132.31	$ 137.51	$ 142.91	$ 148.53	$ 154.36

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.97%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.03%	8.21%	12.56%	17.09%	21.79%	26.69%	31.78%	37.08%	42.59%	48.32%
End of Year Balance	$ 10,403.00	$ 10,821.20	$ 11,256.21	$ 11,708.71	$ 12,179.40	$ 12,669.01	$ 13,178.31	$ 13,708.08	$ 14,259.14	$ 14,832.36
Estimated Annual Expenses	$ 98.95	$ 104.00	$ 108.18	$ 112.53	$ 117.05	$ 121.76	$ 126.65	$ 131.74	$ 137.04	$ 142.55

1
Your actual expenses may be higher or lower than those shown.
2
The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
11        Invesco Emerging Markets All Cap Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
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Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
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Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
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All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

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Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■
Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
■
Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■
The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■
With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■
With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
■
The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
■
If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■
The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
■
Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
■
A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Emerging Markets All Cap Fund SEC 1940 Act file number: 811-05426

invesco.com/us	DVM-PRO-1

Prospectus
February 22, 2021
Class: A (EMIAX), C (EMVCX), R (EMIRX), Y (EMIYX), R5 (EMIMX), R6 (EMVIX)

Invesco Emerging Markets Innovators Fund
(Prior to September 30, 2020, the Fund was known as Invesco Oppenheimer Emerging Markets Innovators Fund.)
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco Emerging Markets Innovators Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%

Distribution and/or Service (12b-1) Fees	0.24	1.00	0.50	None	None	None

Other Expenses	0.31	0.31	0.31	0.31	0.13	0.13

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.69	2.45	1.95	1.45	1.27	1.27

Fee Waiver and/or Expense Reimbursement[2]	0.18	0.19	0.19	0.19	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.51	2.26	1.76	1.26	1.26	1.26

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund's average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	695$	1,037$	1,401$	2,424$

Class C	329$	745$	1,288$	2,584$

Class R	179$	594$	1,035$	2,259$

Class Y	128$	440$	774$	1,719$

Class R5	128$	402$	696$	1,533$

Class R6	128$	402$	696$	1,533$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	695$	1,037$	1,401$	2,424$

Class C	229$	745$	1,288$	2,584$

Class R	179$	594$	1,035$	2,259$

Class Y	128$	440$	774$	1,719$

Class R5	128$	402$	696$	1,533$

Class R6	128$	402$	696$	1,533$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund mainly invests in equity securities of issuers in emerging and developing markets throughout the world. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of issuers that are economically tied to an emerging market country, and in derivatives and other instruments that have economic characteristics similar to such securities. For purposes of the 80% investment policy, the Fund considers an “emerging market country” to be one whose economy or markets are generally considered emerging or developing. The Fund typically invests in at least three emerging market countries. At times, the Fund may invest up to 100% of its total assets in securities of issuers in emerging and developing markets.
In general, countries may be considered emerging or developing markets if they are included in any one of the Morgan Stanley Capital International (MSCI) emerging markets indices, classified as an emerging or developing market, or classified under a similar or corresponding classification, by organizations such as the International Monetary Fund, or have economies, industries and stock markets with similar characteristics. For purposes of the 80% investment policy discussed above, a determination that an issuer is economically tied to an emerging market country is based on factors including, but not limited to, geographic location of its primary trading markets, location of its assets, its domicile or its principal offices, or whether it receives revenues or profits from goods produced or sold from, or investments made or services performed in, an emerging or developing market. Such a determination can also be based, in whole or in part, on identification of an issuer’s securities within an index or other listing indicating its location in an emerging or developing market country.
The Fund may also invest in securities of issuers in less-developed emerging market countries that are not included in standard emerging
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market benchmarks or classifications and are traditionally less accessible to investors or in the early stages of capital market or economic development (such countries are commonly referred to as “frontier” market countries). Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging and developing market countries. Investments in issuers in frontier market countries are included in the 80% of the Fund’s assets discussed in the investment policy above.
The Fund seeks its investment objective by focusing on investments in securities of companies in emerging or developing markets that the Adviser believes are innovative in either, or a combination of, their products, services, processes, business models, management, use of technology, or approach to servicing geographic and consumer markets. The Fund invests primarily in common stocks, but can also invest in other equity securities, including preferred stocks, convertible securities, rights and warrants. The Fund may buy securities of issuers of any size, any market capitalization range and any industry or sector. Although the Fund can invest in securities of companies of any size and any market capitalization range, because innovative companies generally tend to have smaller market capitalizations, the Fund anticipates that it will generally have greater exposure to small- and mid-sized companies.
The Fund may invest directly in certain eligible China A Shares through Stock Connect (a securities trading and clearing program designed to achieve mutual stock market access between the People’s Republic of China (PRC) and Hong Kong).
In selecting investments for the Fund, the Adviser evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements, management record, capital structure, operations, product development, and competitive position in its industry. The portfolio manager also looks for newer or established businesses that are entering, or expected to enter, into a growth cycle and have the potential for accelerating earnings growth or cash flow. The portfolio manager considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends and seeks a diverse mix of industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. The portfolio manager takes a broad view that stretches across industries, sectors, companies and a company’s operational functions, when considering whether a company is deemed to be innovative. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security. These factors may vary in particular cases and may change over time.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio manager also considers both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understanding an issuer’s fundamentals, and assesses whether any ESG factors pose a material financial risk or opportunity to the issuer and determines whether such risks are appropriately reflected in the issuer’s valuation.  This analysis may involve the use of third-party research as well as proprietary research.  Consideration of ESG factors is just one component of the portfolio manager’s assessment of issuers eligible for investment and the Fund’s portfolio manager may still invest in securities of issuers that may be viewed as having a high ESG risk profile.  The ESG factors considered by the Fund’s portfolio manager may change over time and one or more factors may not be relevant with respect to all issuers eligible for investment.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
The Fund seeks to invest substantially in the securities of companies that the Adviser believes are positioned for competitive advantage, above-average earnings growth or otherwise benefitting from opportunities in the global economy as a result of the perceived innovative nature of each company with respect to either, or a combination of, its products, services, processes, business models, management, use of technology, or approach to servicing geographic and consumer markets. No assurance can be made that a perceived innovation will result in the competitive advantage or growth anticipated by the Adviser or that such competitive advantage or growth may not be significantly delayed.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s
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net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well developed securities markets and exchanges that may be substantially less liquid than those of more developed markets, and investments in such securities markets may be subject to unexpected market closures. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. The ability to bring and enforce actions in developing and emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Other risks may include additional transaction costs and difficulty related to the quality, availability and timeliness of information. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Companies in developing and emerging market countries may also generally be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies.
Frontier Market Risk. The risks associated with investments in frontier market countries include all the risks associated with investments in developing and emerging markets; however, these risks are magnified for frontier market countries. As a result, investments in companies in frontier market countries are generally subject to a higher risk of loss than investments in companies in traditional emerging and developing market countries due to less developed securities markets, different settlement procedures, greater price volatility, less developed governments and economies, more government restrictions, and the limited ability of foreign entities to participate in certain privatization programs. Investments in companies operating in frontier market countries are highly speculative in nature.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Unique Economic and Political Risks of Investing in Greater China. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
Risks of Investing Through Stock Connect . The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.
Eurozone Investment Risks. Certain of the regions in which the Fund may invest, including the European Union (EU), currently experience significant financial difficulties. Following the global economic crisis that began in 2008, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets. Additionally, the United Kingdom’s departure from the EU, commonly known as “Brexit,” may have significant political and
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financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
Risks of Growth Investing. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The Fund measures the market capitalization of an issuer at the time of investment.
Industry and Sector Focus. The Fund may from time to time have a significant amount of its assets invested in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund has a significant amount of its assets invested in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations assessed as part of the investment process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment. The Fund’s portfolio will not be solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors or that use a different methodology to identify and/or incorporate ESG factors. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic. There is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Emerging Markets Innovators Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad-based securities market benchmark.
The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund and the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	June 30, 2020	35.63%
Worst Quarter	March 31, 2020	-28.07%
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Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	Since Inception
Class A
Return Before Taxes	6/30/2014	16.00%	9.11%	3.99%
Return After Taxes on Distributions		15.15	8.94	3.86
Return After Taxes on Distributions and Sale of Fund Shares		10.03	7.20	3.10

Class C	6/30/2014	20.83	9.48	4.09

Class R	6/30/2014	22.44	10.03	4.62

Class Y	6/30/2014	23.08	10.60	5.16

Class R5	5/24/2019	23.19	[1]10.47	[1]4.99

Class R6	6/30/2014	23.21	10.80	5.36

MSCI Emerging Markets Mid Cap Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		10.49	9.00	3.14

1
Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Manager	Title	Length of Service on the Fund
Justin Leverenz, CFA	Portfolio Manager	2019 (predecessor fund 2014)

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its
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spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Common Stock and Other Equity Investments. Equity securities include common stock, preferred stock, rights, warrants and certain securities that are convertible into common stock. Equity investments may be exchange-traded or over-the-counter securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of equity securities generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry) their share values may fluctuate more in response to events affecting the market for that type of security.
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Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.
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Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
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Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
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Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. The market value of a convertible security reflects both its “investment value,” which is its expected income potential, and its “conversion value,” which is its anticipated market value if it were converted. If its conversion value exceeds its investment value, the security will generally behave more like an equity security, in which case its price will tend to fluctuate with the price of the underlying common stock or other security. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, in which case the security’s price will likely increase when interest rates fall and decrease when interest rates rise. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Most convertible securities will vary, to some extent, with changes in the price of the underlying common stock and are therefore subject to the risks of that stock. In addition, convertible securities may be subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. However, credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities. Some convertible preferred stocks have a mandatory conversion feature or a call feature that allows the issuer to redeem the stock on or prior to a mandatory conversion date. Those features could diminish the potential for capital appreciation on the investment.
Foreign Investing. The Fund may buy stocks and other equity securities of companies that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States.
The Fund may purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange. ADS and ADRs are subject to some of the special considerations and risks that apply to foreign securities traded and held abroad.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
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Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
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Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment
6        Invesco Emerging Markets Innovators Fund

capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
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Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
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Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
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Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
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Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
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Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
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Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in adifferent region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
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Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries. Unexpected market closures may also affect investments in developing or emerging markets.
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Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
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Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities. Developing or emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes.
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Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes and trade conditions. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets, and there may be difficulty related to the quality, availability and timeliness of information. In addition, the taxation systems at the federal, regional and local levels in developing or emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Developing or emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources.
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Less Developed Legal Systems. Developing or emerging market countries may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in developing or emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue.
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Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include
7        Invesco Emerging Markets Innovators Fund

confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
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Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
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Financial Reporting Standards. Companies in developing or emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in developing or emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain developing or emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain developing or emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of developing or emerging market issuers meet PCAOB standards.
Frontier Market Risk. The risks associated with investments in frontier market countries include all the risks associated with investments in developing and emerging markets. These risks are magnified for frontier market countries because frontier market countries generally have smaller economies, even less developed capital markets, and are traditionally less accessible than traditional emerging and developing markets. As a result, investments in companies in frontier market countries are generally subject to a higher risk of loss than investments in companies in traditional emerging and developing market countries due to less developed securities markets, different settlement procedures, greater price volatility, less developed governments and economies, more government restrictions, and the limited ability of foreign entities to participate in certain privatization programs. Investments in companies operating in frontier market countries are highly speculative in nature.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability.
Unique Economic and Political Risks of Investing in Greater China. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs or other trade barriers (or the threat thereof), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The ongoing trade dispute and imposition of tariffs between China and the United States continues to introduce uncertainty into the Chinese economy and may result in reductions in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
Investing in China A Shares. The portfolio manager may pursue the Fund’s investment objective by investing a portion of the Fund’s assets in China A shares (China A Shares), which are shares of companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai Stock Exchange (SSE) or the Shenzhen Stock Exchange (SZSE). The China A Shares market is an active Chinese market that includes a large number of Chinese equities as well as smaller or emerging Chinese companies that may not list shares elsewhere. The China Securities Regulatory Commission (CSRC) and the Securities and Futures Commission of Hong Kong have approved programs which establish mutual stock market access between the PRC and Hong Kong, via the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect (Stock Connect). Stock Connect is a securities trading and clearing program developed by Hong Kong Exchanges and Clearing Limited, the SSE, the SZSE and China Securities Depository and Clearing Corporation Limited
8        Invesco Emerging Markets Innovators Fund

(ChinaClear) designed to achieve mutual stock market access between the PRC and Hong Kong.
The Fund may invest directly in certain eligible China A Shares through Stock Connect.
Risks of Investing in China A Shares. Investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to developing and emerging market countries described elsewhere in this prospectus.
Risks of Investing Through Stock Connect. Trading on Stock Connect is subject to an aggregated daily quota on purchases that can change without notice, restricting the Fund’s ability to invest in China A Shares on a timely basis. The Stock Exchange of Hong Kong Limited (SEHK), SSE and SZSE may suspend trading of individual securities or more broadly in response to market events, which may adversely affect the Fund’s ability to access the PRC market. Stock Connect only operates on days when both markets are open for trading and banks in both markets are also open on corresponding settlement days, thus the Fund may not be able to trade China A Shares on days when Stock Connect is not trading but normal trading for the PRC market otherwise occurs. Prices may fluctuate on China A Shares on days when Stock Connect is not trading. The Fund’s ability to enter and exit trades via Stock Connect on a timely basis is also restricted by a prohibition on turnaround (day) trading on the China A Share market (i.e., investors cannot purchase and sell the same securities via Stock Connect in the same trading day). Stock Connect relies on the maintenance by relevant market participants of certain information technology, risk management and other requirements. There is no assurance that relevant exchange trading systems and market participants will function properly or continue to adapt to changes. If relevant systems fail to function properly, trading disruptions can occur that adversely affect the Fund’s ability to access the China A Share market. The Fund is also subject to risks related to the clearing and settlement of securities, including for example where a default occurs in connection with the settlement of cross border trades that could cause potential delays in the Fund’s recovery process or its ability to fully recover losses. It is expected that the list of eligible securities on Stock Connect will be subject to review and may change periodically. Hong Kong and overseas investors are subject to a restriction on single foreign investors’ holding no more than 10% of the total issue shares, as well as a restriction that, in the aggregate, foreign investors’ hold no more than 30% of the total issue shares. Therefore, foreign investors could be required to unwind their positions if excessive shareholding restrictions are exceeded.
Regulations and implementation rules applicable to Stock Connect are novel and untested, and it is uncertain as to how they will be applied. There is also general uncertainty regarding changes in government policies, taxation, currency repatriation restrictions, permitted foreign ownership levels and other laws or regulations that impact Stock Connect. Under current PRC and CSRC tax guidance, capital gains realized by the Fund from trading of eligible China A Shares on the SSE under Stock Connect may currently enjoy a temporary exemption from PRC income and business tax. It is not known when such exemption will expire and whether other taxes will be applicable to trading securities under Stock Connect in the future. There is no guarantee that relevant tax regulations and guidance, including the temporary tax exemption with respect to Stock Connect, will continue to apply or will not be repealed and re-imposed retrospectively, or that no new tax regulations and practices relating to Stock Connect will be promulgated in the future, possibly with retroactive effect. Such changes could have a significant adverse effect on the Fund, including reducing returns, reducing the value of the Fund’s investments, and possibly impairing capital invested by the Fund.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).
The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund (IMF), or other governments and institutions to address those issues. Failure by one or more EU member states to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, the United Kingdom’s departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
Growth Investing. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. Growth companies can be new companies or established companies that may be entering a growth cycle in their business. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings into research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases.
9        Invesco Emerging Markets Innovators Fund

Risks of Growth Investing. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-capitalization,” “mid-capitalization” or “large-capitalization” company may change over time as well. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio. That might cause the Fund to realize capital gains on an investment and could increase taxable distributions to shareholders. When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations assessed as part of the investment process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of investments and issuers eligible for investment, and not every ESG factor may be identified or evaluated for every investment. The Fund’s portfolio will not be solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors as part of the investment process or that use a different methodology to identify and/or incorporate ESG factors. As investors can differ in their views regarding ESG factors, the Fund may invest in issuers that do not reflect the views with respect to ESG of any particular investor. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the Fund’s ability to accurately assess a company, which could negatively impact the Fund’s performance. There is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Diversification and Concentration. The Fund is a diversified fund. It attempts to reduce its exposure to the risks of individual securities by diversifying its investments across a broad number of different issuers. The Fund will not concentrate its investments in issuers in any one industry. At times, however, the Fund may emphasize investments in some industries or sectors more than others. The prices of securities of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. The Securities and Exchange Commission has taken the position that investment of more than 25% of a fund’s total assets in issuers in the same industry constitutes concentration in that industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. For purposes of compliance with its concentration policy, the Fund will consider portfolio investments held by underlying investment companies in which the Fund invests, to the extent that the Fund has sufficient information about such portfolio investments. The Fund will make reasonable efforts to obtain such information.
Other Equity Securities. In addition to common stocks, the Fund can invest in other equity or “equity equivalents” securities such as preferred stocks, convertible securities, rights or warrants.
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Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the
10        Invesco Emerging Markets Innovators Fund

company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
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Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
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A convertible security can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Convertible securities are subject to credit and interest rate risk, however credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities.
Investing in Domestic Securities. The Fund can invest in common and preferred stocks and debt securities of U.S. companies. It can also hold U.S. corporate and government debt securities for defensive and liquidity purposes. Under normal market conditions, the Fund does not expect to invest a significant amount of its assets in securities of U.S. issuers.
Debt Securities. Debt securities can include debt securities of foreign companies and governments, including those in developing countries. However, the Fund does not invest for income and does not expect to invest significant amounts in debt securities, unless they are convertible securities considered to be “equity equivalents,” or debt securities purchased for temporary defensive or liquidity purposes.
Debt securities may be subject to the following risks:
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Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. Additionally, when interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise and the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
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Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer’s securities.
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Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
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Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
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Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
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Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected
11        Invesco Emerging Markets Innovators Fund

maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
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Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the Fund’s operations, universe of potential investment options, and return potential.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Investing in Special Situations. At times, the Fund may seek to benefit from what are considered to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the anticipated change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Options, futures, forward contracts, swaps and “structured” notes are some of the types of derivatives that the Fund may use.. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse which may result in increased margin requirements and costs for the Fund. Entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their
12        Invesco Emerging Markets Innovators Fund

resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as “restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will comply with Rule 22e-4 under the Investment Company Act of 1940 in managing its illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Additional Investment Information. In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco Advisers, Inc. serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 1.12% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
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Justin Leverenz, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Leverenz managed the predecessor fund since 2014 and was associated with OppenheimerFunds, a global asset management firm, since 2004.
More information on the portfolio manager may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers' investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
13        Invesco Emerging Markets Innovators Fund

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
14        Invesco Emerging Markets Innovators Fund

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the Fund or predecessor fund or class of Fund or predecessor fund shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Year ended 10/31/20	$ 10.41	$ (0.06)	$ 0.82	$ 0.76	$ —	$ 11.17	7.30%(e)	$ 70,918	1.68%(e)(f)	1.68%(e)(f)	(0.62)%(e)(f)	67%
Two months ended 10/31/19	9.85	(0.01)	0.57	0.56	—	10.41	5.69	83,842	1.68(g)	1.68(g)	(0.63)(g)	20
Year ended 08/31/19	10.38	(0.02)	(0.51)	(0.53)	—	9.85	(5.11)	80,454	1.71	1.71	(0.25)	36
Year ended 08/31/18	10.67	(0.02)	(0.25)	(0.27)	(0.02)	10.38	(2.52)	97,641	1.70	1.70	(0.18)	24
Year ended 08/31/17	8.87	(0.03)	1.83	1.80	—	10.67	20.29	84,324	1.77	1.77	(0.35)	23
Year ended 08/31/16	8.22	(0.03)	0.68	0.65	—	8.87	7.91	64,713	1.75	1.75	(0.31)	26

Class C
Year ended 10/31/20	10.02	(0.14)	0.79	0.65	—	10.67	6.49	20,337	2.44(f)	2.44(f)	(1.38)(f)	67
Two months ended 10/31/19	9.49	(0.02)	0.55	0.53	—	10.02	5.58	26,427	2.44(g)	2.44(g)	(1.40)(g)	20
Year ended 08/31/19	10.09	(0.09)	(0.51)	(0.60)	—	9.49	(5.95)	26,661	2.45	2.45	(1.01)	36
Year ended 08/31/18	10.42	(0.10)	(0.23)	(0.33)	—	10.09	(3.17)	38,156	2.46	2.46	(0.94)	24
Year ended 08/31/17	8.74	(0.10)	1.78	1.68	—	10.42	19.22	30,168	2.52	2.52	(1.11)	23
Year ended 08/31/16	8.16	(0.09)	0.67	0.58	—	8.74	7.24	19,616	2.50	2.50	(1.10)	26

Class R
Year ended 10/31/20	10.28	(0.09)	0.82	0.73	—	11.01	7.10	7,741	1.94(f)	1.94(f)	(0.88)(f)	67
Two months ended 10/31/19	9.73	(0.01)	0.56	0.55	—	10.28	5.65	8,012	1.94(g)	1.94(g)	(0.90)(g)	20
Year ended 08/31/19	10.29	(0.05)	(0.51)	(0.56)	—	9.73	(5.44)	7,516	1.95	1.95	(0.51)	36
Year ended 08/31/18	10.59	(0.05)	(0.24)	(0.29)	(0.01)	10.29	(2.77)	6,884	1.97	1.97	(0.45)	24
Year ended 08/31/17	8.83	(0.05)	1.81	1.76	—	10.59	19.93	3,606	2.03	2.03	(0.55)	23
Year ended 08/31/16	8.20	(0.05)	0.68	0.63	—	8.83	7.68	1,692	2.02	2.02	(0.60)	26

Class Y
Year ended 10/31/20	10.52	(0.04)	0.84	0.80	—	11.32	7.60	183,438	1.44(f)	1.44(f)	(0.38)(f)	67
Two months ended 10/31/19	9.95	(0.01)	0.58	0.57	—	10.52	5.73	216,384	1.44(g)	1.44(g)	(0.40)(g)	20
Year ended 08/31/19	10.47	(0.00)	(0.52)	(0.52)	—	9.95	(4.97)	212,530	1.46	1.46	(0.00)	36
Year ended 08/31/18	10.75	0.01	(0.25)	(0.24)	(0.04)	10.47	(2.23)	281,465	1.46	1.46	0.06	24
Year ended 08/31/17	8.92	(0.01)	1.84	1.83	—	10.75	20.52	193,261	1.52	1.52	(0.10)	23
Year ended 08/31/16	8.24	(0.00)	0.68	0.68	—	8.92	8.25	162,599	1.50	1.50	(0.03)	26

Class R5
Year ended 10/31/20	10.42	(0.02)	0.83	0.81	—	11.23	7.77	12	1.27(f)	1.27(f)	(0.21)(f)	67
Two months ended 10/31/19	9.86	(0.00)	0.56	0.56	—	10.42	5.68	11	1.31(g)	1.31(g)	(0.26)(g)	20
Period ended 08/31/19(h)	9.53	0.00	0.33	0.33	—	9.86	3.46	10	1.28(g)	1.28(g)	0.15(g)	36

Class R6
Year ended 10/31/20	10.61	(0.02)	0.85	0.83	—	11.44	7.82	134,269	1.25(f)	1.26(f)	(0.19)(f)	67
Two months ended 10/31/19	10.04	(0.00)	0.57	0.57	—	10.61	5.68	292,944	1.27(g)	1.27(g)	(0.22)(g)	20
Year ended 08/31/19	10.54	0.02	(0.52)	(0.50)	—	10.04	(4.74)	278,033	1.27	1.27	0.18	36
Year ended 08/31/18	10.82	0.03	(0.25)	(0.22)	(0.06)	10.54	(2.06)	105,736	1.29	1.29	0.26	24
Year ended 08/31/17	8.96	0.03	1.83	1.86	—	10.82	20.89	23,879	1.32	1.32	0.30	23
Year ended 08/31/16	8.26	0.06	0.64	0.70	—	8.96	8.35	7,332	1.33	1.33	0.65	26

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.01% for the two months ended October 31, 2019 and the years ended August 31, 2019, 2018, 2017 and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the year ended October 31, 2020.
(f)	Ratios are based on average daily net assets (000’s omitted) of $75,300, $22,942, $7,924, $192,471, $11 and $243,435 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
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(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.
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Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
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Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
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Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
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Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
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Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
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Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
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Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
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All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

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Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
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Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Emerging Markets Innovators Fund SEC 1940 Act file number: 811-05426

invesco.com/us	O-EMI-PRO-1

Prospectus
February 22, 2021
Class: A (OEMAX), C (OEMCX), R (OEMNX), Y (OEMYX), R5 (EMLDX), R6 (OEMIX)

Invesco Emerging Markets Local Debt Fund
(Prior to September 30, 2020, the Fund was known as Invesco Oppenheimer Emerging Markets Local Debt Fund.)
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco Emerging Markets Local Debt Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%

Distribution and/or Service (12b-1) Fees	0.24	1.00	0.50	None	None	None

Other Expenses	0.35	0.35	0.35	0.35	0.24	0.24

Total Annual Fund Operating Expenses	1.28	2.04	1.54	1.04	0.93	0.93

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	550$	814$	1,097$	1,905$

Class C	307$	640$	1,098$	2,174$

Class R	157$	486$	839$	1,834$

Class Y	106$	331$	574$	1,271$

Class R5	95$	296$	515$	1,143$

Class R6	95$	296$	515$	1,143$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	550$	814$	1,097$	1,905$

Class C	207$	640$	1,098$	2,174$

Class R	157$	486$	839$	1,834$

Class Y	106$	331$	574$	1,271$

Class R5	95$	296$	515$	1,143$

Class R6	95$	296$	515$	1,143$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests mainly in debt securities of government and corporate issuers in foreign emerging market countries. A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due. The Fund can invest in various types of debt securities, generally referred to as “bonds,” including government bonds, corporate debt obligations, “structured” notes, participation interests in loans, “zero coupon” or “stripped” securities, certain mortgage-related securities or asset-backed securities and other debt obligations.
Under normal market conditions, determined by the Adviser in its discretion, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in debt securities that are economically tied to emerging market countries and denominated in local (non-U.S.) currencies, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund typically invests in at least three emerging market countries. In general, emerging markets are countries outside of the United States, most of Western Europe, Canada, Japan, Australia and New Zealand. Debt securities that the Fund considers to be economically tied to emerging market countries include debt securities issued by sovereign entities of emerging market countries, or corporations that are organized, headquartered or domiciled, or whose principal activities are in emerging market countries.
The Fund may buy securities of issued by companies of any size or market capitalization range and at times might emphasize securities of issuers in a particular capitalization range. It can invest in debt securities having short, intermediate or long maturities.
The Fund does not limit its investments to a particular credit quality or rating category and can invest without limit in securities rated or that are below investment grade (also referred to as “junk bonds”). “Investment grade” debt securities are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody’s Investors Service (Moody’s) or S&P Global Ratings (S&P). The Fund may also invest in unrated securities, in which case the Adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in categories similar to those of nationally recognized statistical rating organizations.
The Fund also use derivatives to seek increased returns or to try manage investment risks, including, for example, options, forward contracts, futures contracts, swaps and “structured” notes.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
1        Invesco Emerging Markets Local Debt Fund

In selecting securities, the portfolio managers evaluate the overall investment opportunities and risks in individual national economies. The portfolio managers analyze the business cycle, political factors and exchange rates across countries. As part of the Fund’s investment process, to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio managers also consider both quantitative and qualitative environmental, social and governance (“ESG”) factors they believe to be material to understanding an issuers fundamentals and apply a scoring methodology designed to determine which securities are eligible to include in the Fund's portfolio. The Adviser generally seeks to exclude investments with low ESG scores. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio managers’ assessment of issuers eligible for investment and the Fund’s portfolio managers may still invest in securities of issuers with a high ESG risk profile. The ESG factors considered by the Fund’s portfolio managers may change over time and one or more factors may not be relevant with respect to all issuers eligible for investment. The Fund currently focuses on investment opportunities for higher yields than are available in U.S. markets and opportunities in investments denominated in foreign currencies that compare favorably to the U.S. dollar. The portfolio managers seek to actively manage foreign currency exposure both to help reduce risk and to seek to enhance return. These factors may vary in particular cases and, along with the Fund’s investment focus, may change over time.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well developed securities markets and exchanges that may be substantially less liquid than those of more developed markets, and investments in such securities markets may be subject to unexpected market closures. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. The ability to bring and enforce actions in developing and emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Other risks may include additional transaction costs and difficulty related to the quality, availability and timeliness of information. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Companies in developing and emerging market countries may also generally be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies.
Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.
Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values
2        Invesco Emerging Markets Local Debt Fund

of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Risks of Below-Investment-Grade Securities. As compared to investment-grade debt securities, below-investment-grade debt securities (also referred to as “junk” bonds), whether rated or unrated, may be subject to greater price fluctuations and increased credit risk, as the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.
Because the Fund can invest without limit in below-investment-grade securities, the Fund’s credit risks are greater than those of funds that buy only investment-grade securities.  Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations assessed as part of the investment process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment. The Fund’s portfolio will not be solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors or that use a different methodology to identify and/or incorporate ESG factors. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic. There is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance.
Risks of Non-Diversification. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.
LIBOR Transition Risk. The Fund invests in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is currently anticipated that LIBOR will cease to be published after that time, although there are initiatives underway for the discontinuation to be extended beyond 2021 for certain LIBOR rates. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition
3        Invesco Emerging Markets Local Debt Fund

away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.
Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives are required to be executed on a regulated market and/or cleared through a clearinghouse. Entering into a derivative transaction with a clearinghouse may entail further risks and costs.
Risks of Leverage. Leverage may be created when an investment exposes the Fund to a risk of loss that exceeds the amount invested. Certain derivatives and other investments provide the potential for investment gain or loss that may be several times than the value of the underlying security, index or other investment.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Emerging Markets Local Debt Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad-based securities market benchmark.
The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund and predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	June 30, 2020	11.81%
Worst Quarter	March 31, 2020	-15.51%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A
Return Before Taxes	6/30/2010	-0.59%	6.15%	1.49%	—%
Return After Taxes on Distributions		-1.97	4.91	-0.06	—
Return After Taxes on Distributions and Sale of Fund Shares		-0.43	4.21	0.47	—

Class C	6/30/2010	1.90	6.17	1.30	—

Class R	6/30/2010	3.41	6.73	1.64	—

Class Y	6/30/2010	3.98	7.31	2.20	—

Class R5	5/24/2019	3.90	[1]7.12	[1]1.95	—

Class R6	9/28/2012	4.22	7.42	—	1.54

JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index (reflects no deduction for fees, expenses or taxes)		2.69	6.72	1.49	—

1
Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Hemant Baijal	Portfolio Manager	2019 (predecessor fund 2015)

Wim Vandenhoeck	Portfolio Manager	2019 (predecessor fund 2016)

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
4        Invesco Emerging Markets Local Debt Fund

The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Foreign Investing. The Fund may buy debt securities of issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depository Receipts (ADRs) or similar depository arrangements. The Fund’s foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the “full faith and credit” of that government.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
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Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
5        Invesco Emerging Markets Local Debt Fund

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Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
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Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
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Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
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Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
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Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
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Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
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Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in adifferent region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).
The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund (IMF), or other governments and institutions to address those issues. Failure by one or more EU member states to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, the United Kingdom’s departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative.
6        Invesco Emerging Markets Local Debt Fund

Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
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Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries. Unexpected market closures may also affect investments in developing or emerging markets.
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Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
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Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities. Developing or emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes.
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Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes and trade conditions. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets, and there may be difficulty related to the quality, availability and timeliness of information. In addition, the taxation systems at the federal, regional and local levels in developing or emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Developing or emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources.
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Less Developed Legal Systems. Developing or emerging market countries may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in developing or emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue.
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Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
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Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
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Financial Reporting Standards. Companies in developing or emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in developing or emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain developing or emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain developing or emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of developing or emerging market issuers meet PCAOB standards.
Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay, refuse, or otherwise be unable to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay, and there are no bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others. Sovereign debt securities issued by certain “supra-national” entities, such as the World Bank, are subject to the risk that the supra-national entity is unable to repay its borrowings and that the governmental members of such supra-national entity are unable or unwilling to make capital contributions to enable the supra-national entity to do so.
Debt Securities. The Fund can invest in debt securities, including securities issued or guaranteed by foreign sovereigns and foreign corporate bonds, notes and debentures. The Fund may select debt securities for their income possibilities, potential capital appreciation or to help cushion fluctuations in the value of its portfolio.
Debt securities may be subject to the following risks:
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Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. Additionally, when interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise and the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
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Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer’s securities.
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Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
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Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
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Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
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Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
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Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the Fund’s operations, universe of potential investment options, and return potential.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed income securities, are near historic lows relative to market size. Because
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market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Credit Quality. The Fund may invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service (Moody’s) or S&P Global Ratings (S&P) (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned. Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The investment adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an Appendix to the Statement of Additional Information.
Unrated Securities. The investment adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
In evaluating the credit quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the investment adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.
The Fund may invest without limit in securities that are rated below investment-grade and at times may invest substantial amounts of its assets in those securities to seek higher income as part of its investment goal.
Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as “junk bonds”) generally have higher yields than investment-grade securities but also have higher risk profiles. Below-investment-grade securities are considered to be speculative and entail greater risk with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade securities, especially during times of weakening economic conditions or rising interest rates. These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund’s net asset value may be affected by declines in the value of below-investment-grade securities. The major risks of below-investment-grade securities include:
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Prices of below-investment-grade securities may be subject to extreme price fluctuations, even under normal market conditions. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below-investment-grade securities than on the prices of investment-grade securities.
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Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. Issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of investment-grade securities. Issuers of below-investment-grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
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In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of the holders of below-investment-grade securities.
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Below-investment-grade securities may be less liquid than investment-grade securities, even under normal market conditions. There are fewer dealers in the below-investment-grade securities market and there may be significant differences in the prices quoted by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.
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Below-investment-grade securities typically contain redemption provisions that permit the issuer of the securities containing such provisions to redeem the securities at its discretion. If the issuer redeems below-investment-grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.
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Below-investment-grade securities markets may be more susceptible to real or perceived adverse credit, economic, or market conditions than investment-grade securities.
Because the Fund can invest without limit in below-investment-grade securities, the Fund’s credit risks are greater than those of funds that buy only investment-grade securities. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations assessed as part of the investment process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of investments and issuers eligible for investment, and not every ESG factor may be identified or evaluated for every investment. The Fund’s portfolio will not be solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not
9        Invesco Emerging Markets Local Debt Fund

assess an issuer’s ESG factors as part of the investment process or that use a different methodology to identify and/or incorporate ESG factors. As investors can differ in their views regarding ESG factors, the Fund may invest in issuers that do not reflect the views with respect to ESG of any particular investor. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the Fund’s ability to accurately assess a company, which could negatively impact the Fund’s performance. There is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance.
Risks of Non-Diversification. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer or limited number of issuers than a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer or limited number of issuers, the Fund is more subject to the risks associated with and developments affecting that issuer or limited number of issuers than a fund that invests more widely.
LIBOR Transition Risk. The Fund invests in financial instruments that utilize the London Interbank Offered Rate (LIBOR) as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is currently anticipated that LIBOR will cease to be published after that time, although there are initiatives underway for the discontinuation to be extended beyond 2021 for certain LIBOR rates. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate (e.g., the Secured Overnight Financing Rate (SOFR), which is intended to replace the U.S. dollar LIBOR) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; increased difficulty in borrowing or refinancing and diminished effectiveness of any applicable hedging strategies against instruments whose terms currently include LIBOR; and/or costs incurred in connection with temporary borrowings and closing out positions and entering into new agreements. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.
Derivative Investments. The Fund can invest in a number of different types of “derivative” instruments tied to emerging market countries. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks. The Fund’s investments in derivatives may allow the Fund to hold the economic equivalent of an underlying emerging markets security, asset, interest rate, index or currency without holding it directly.
The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Options, futures, forward contracts, swaps and “structured” notes are some of the types of derivatives that the Fund may use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
“Structured” Notes. “Structured” notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index
(such as a currency or securities index), one or more securities, a commodity or the financial performance of one or more obligors. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, commodity or obligor.
Risks of “Structured” Notes. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.
Foreign Currency Forwards and Options. Foreign currency forward contracts are used to buy or sell foreign currency for future delivery at a fixed price. They are used to lock in the U.S. dollar price of a security denominated in a foreign currency, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. Options on foreign currencies may be used to try to protect against declines in the U.S. dollar value of foreign securities the Fund owns and against increases in the dollar cost of foreign securities the Fund anticipates buying. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument.
Risks of Credit Default Swaps. Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Fund will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange the right to receive interest payments. For example, they might swap the right to receive floating rate payments based on a reference rate for the right to receive fixed rate payments. An interest rate swap enables an investor to buy or sell protection against changes in an interest rate. An interest rate swap may be embedded within a structured note or other derivative instrument.
Risks of Interest Rate Swaps. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference rate does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or asset or basket of securities or assets or a non-asset reference such as a securities or other type of index. In return, the other party would make periodic payments
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based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.
Risks of Total Return Swaps. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. Entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Risks of Leverage. Certain derivatives and other investments of the Fund involve a degree of leverage. Generally, leverage may occur when, in return for the potential to realize higher gain, an investment exposes the investor to a risk of loss that exceeds the amount invested. The Fund’s use of an economically leveraged derivative may provide the potential for investment gain or loss that may be several times greater than the change in value of the underlying security, asset, interest rate, index or currency upon which such derivative is based, which may result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. If the Fund uses derivatives for leverage, its share price will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of its investments.
The Fund is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, the Fund must identify liquid assets (sometimes referred to as “asset segregation”) or engage in other measures, with regard to its derivative instruments.
Investments in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds, unit investment trusts and business development companies subject to the limits of the Investment Company Act of 1940. One reason the Fund might do so is to gain exposure to segments of the markets represented by another fund, at times when the Fund might not be able to buy the particular type of securities directly. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses. The Fund does not intend to invest in other investment companies unless it is believed that the potential benefits of the investment justify the expenses. The Fund’s investments in the securities of other investment companies are subject to the limits that apply to those types of investments under the Investment Company Act of 1940.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Risks of Investing in Regulation S Securities. Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act of 1933. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than that originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Rule 144A Securities. Certain securities in which the Fund may invest are Rule 144A Securities. Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers.
Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor.
Neither the Fund nor the investment adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.
Zero-Coupon and Stripped Securities. Some of the debt securities the Fund may invest in are zero-coupon or stripped securities. They may be issued by the U.S. government or private issuers. Zero-coupon securities pay no interest prior to their maturity date or another specified date in the future but are issued at a discount from their face value. Stripped securities are the separate income or principal components of a debt security. One component might receive all the interest and the other all the principal payments. The securities that are entitled to only the principal payments may be sold at a substantial discount from the market value of the initial security. Zero-coupon and stripped securities are particularly sensitive to changes in interest rates and may be subject to greater price fluctuations as
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a result of interest rate changes than interest bearing securities. The Fund may be required to pay a dividend of the imputed income on a zero-coupon or principal-only security at a time when it has not actually received the income. The values of interest-only and principal-only securities are also very sensitive to prepayments of underlying obligations. When prepayments tend to fall, the timing of the cash flows to principal-only securities increases, making them more sensitive to interest rates. The market for zero-coupon and stripped securities may be limited, making it difficult for the Fund to value them or dispose of its holdings quickly at an acceptable price.
Investments in U.S. Securities. The Fund can invest in securities of U.S. companies, mortgage-related securities, corporate debt obligations, commercial paper (which includes short-term corporate debt) and asset-backed securities (which are interests in pools of consumer loans and other trade receivables). Mortgage-related securities and asset-backed securities are subject to additional risks including pre-payment risk and extension risk.
U.S. Treasury Securities. Treasury securities are backed by the full faith and credit of the U.S. government for payment of interest and repayment of principal and have relatively little credit risk. Some of the securities that are issued directly by the U.S. Treasury are: Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years when issued), Treasury bonds (having maturities of more than ten years when issued) and Treasury Inflation-Protection Securities (TIPS). While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.
Special Considerations of Senior Loans and Other Loans. The Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.”
Senior loans typically have higher recoveries than other debt obligations that rank lower in the priority of payments for a particular debtor, because in most instances they take preference over those subordinated debt obligations, with respect to payment of interest and principal, and over stock. However, the Fund is still subject to the risk that the borrower under a loan will default on scheduled interest or principal payments and that the assets of the borrower to which the Fund has recourse will be insufficient to satisfy in full the payment obligations that the borrower has to the Fund. The risk of default will increase in the event of an economic downturn or, in the case of a floating rate loan, a substantial increase in interest rates (because the cost of the borrower’s debt service will increase as the interest rate on its loan is upwardly adjusted). The Fund may own a debt obligation of a borrower that becomes, or is about to become, insolvent. The Fund can also purchase debt obligations that are extended to a bankrupt entity (so called debtor-in-possession or ‘DIP’ financing) or debt obligations that are issued in connection with a restructuring of the borrower under bankruptcy laws.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
How the Fund Invests in Loans. The Fund may invest in loans in one or more of three ways: the Fund may invest directly in a loan by acting as an original lender; the Fund may invest directly in a loan by purchasing a loan by an assignment; or the Fund may invest indirectly in a loan by purchasing a participation interest in a loan. The Fund may also gain exposure to loans indirectly using certain derivative instruments, which is described elsewhere in this prospectus.
Original Lender. The Fund can invest in loans, generally “at par” (a price for the loan equal approximately to 100% of the funded principal amount of the loan, minus any original issue discount) as an original lender. When the Fund is an original lender, it is entitled to receive a return at the full interest rate for the loan.
Loan Assignments. The Fund may also purchase a loan by assignment. In a loan assignment, the Fund typically succeeds to the rights and obligations of the assigning lender under the loan agreement and becomes a “lender” under the loan agreement, entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys an assignment, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the assignment, to the lender selling the assignment. Occasionally, the selling lender pays a fee to the assignee. If the Fund assigns a loan, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to. In addition, the Fund may be required to pay a transfer fee to the lending agent.
Participation Interests. The Fund may invest in participation interests in loans. Participation interests represent an undivided fractional interest in a loan. They are typically purchased from banks or dealers that have made the loan or have become members of the loan syndicate by purchasing the loan by assignment. When the Fund invests in a loan via a participation, the participation seller remains the lender of record under the loan agreement, and the Fund typically becomes the beneficial owner of the loan, and is entitled to receive from the participation seller any payments or other property or distributions received by the participation seller from or on behalf of the borrower of the loan. When the Fund buys a participation, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the participation, to the lender selling the participation. Occasionally, the selling lender pays a fee to the participant. If the Fund sells a participation, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to.
Recourse. When the Fund invests in loans as an original lender it will have direct recourse against the borrower in the event of a failure to pay scheduled principal or interest. When it purchases a loan by assignment, it typically succeeds to whatever rights the assigning lender had under the loan agreement, and will therefore be entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys a participation interest, it assumes the credit risk of the borrower and the counterparty risk of the lender selling the participation interest (and, in certain circumstances, such lender’s credit risk), and the terms of the participation may not entitle the Fund to all rights of a direct lender under the loan (for example, with respect to consent, voting or enforcement rights). Therefore, the Fund’s rights under a participation interest for a particular loan may be more limited than the rights of the original lender or an investor who acquires an assignment of that loan. Where the Fund invests in a loan via a participation, the Fund generally will have no right of direct recourse against the borrower or ability to otherwise directly enforce the terms of the loan agreement.
Investments in Pooled Investment Entities that Invest in Loans. The Fund can also buy interests in trusts and other pooled entities (including other investment companies) that invest primarily or exclusively in loan obligations, including entities sponsored or advised by the Adviser or an affiliate. The Fund will be subject to the pooled entity’s credit risks as well as the credit risks of the underlying loans. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated investment-grade or below-investment-grade or may be unrated. These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the pooled entity that holds the loan obligations.
Interest Rates and Floating or Adjustable Rate Loans. The loans in which the Fund invests typically have floating or adjustable interest rates.
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For that reason, the Adviser expects that when interest rates change, the values of these floating rate loans will fluctuate less than the values of fixed-rate debt securities, and that the net asset values of the Fund’s shares will fluctuate less than the shares of funds that invest mainly in fixed-rate debt obligations. However, the interest rates of some floating rate loans adjust only periodically. Between the times that interest rates on floating rate loans adjust (which is most often quarterly, but may be monthly, every six months, or some other period), the interest rates on those floating rate loans may not correlate to prevailing interest rates. That will affect the value of the loans and may cause the net asset values of the Fund’s shares to fluctuate.
The base rate usually is a benchmark that “floats” or changes to reflect current interest rates, such as the prime rate offered by one or more major U.S. banks (referred to as the “Prime Rate”).
The applicable rate is defined in the loan agreement. Borrowers tend to select the base lending rate that results in the lowest interest cost, and the benchmark selected by a borrower for its loans may change from time to time (but the benchmark selected for a particular loan will remain the same for the life of that loan). If the benchmark interest rate on a floating rate loan changes, the rate payable to lenders under the floating rate loan will, in turn, change at the next scheduled adjustment date. If the benchmark rate increases, the Fund would earn interest at a higher rate on that floating rate loan after the next scheduled adjustment date. If the benchmark rate decreases, the Fund would earn interest at a lower rate on that floating rate loan after the next scheduled adjustment date.
The Fund may use interest rate swap agreements and other hedging practices to mitigate fluctuations in value when the interest rate under the loan is periodically reset.
The Fund may invest in loans having a fixed rate of interest; however, it is unlikely to do so because fixed rate loans are uncommon in the loan market generally.
Prepayment. The Fund has no limits as to the maturity of loans it may purchase. Senior Loans in general have a stated term of between five and seven years, and other types of loans in which the Fund may invest may have shorter or longer maturities. Notwithstanding their stated maturity, loans may be prepaid prior to their stated terms for reasons including, but not limited to, high market demand for loans, refinancing by the borrower, mandatory prepayment requirements or desire of the borrower to repay outstanding debt. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return. However, any prepayment and facility fees the Fund receives may help reduce any adverse impact on the Fund’s yield. Because the interest rates on floating rate loans adjust periodically, the Adviser believes that the Fund should generally be able to reinvest prepayments in floating rate loans that have yields similar to those that have been prepaid.
Subordination. Senior loans typically hold the most senior position in a borrower’s capital structure. They may include loans that hold the most senior position alone, loans that hold an equal ranking with other senior debt, or loans that are, in the judgment of the Adviser, in the category of senior debt of the borrower. Borrowers typically are required contractually to pay the holders of senior loans before they pay the holders of subordinated debt and preferred or common shareholders and give the holders of senior secured loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. Senior loans are subject to the risk that a court could subordinate a senior loan to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.
That senior position in the borrower’s capital structure typically gives the holders of senior loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. This means in the event the assets of the borrower are insufficient in value to satisfy all its creditors, senior debt will be satisfied in priority to debt that is subordinate to senior debt.
Lien Position. Loans that are collateralized may have multiple lenders or other creditors that take different lien positions. While second lien loan positions generally are subject to similar risks as those associated with investments in first lien loan positions, second lien loan positions have the additional risk that if the borrower defaults on its obligations under the loan and the loan creditors enforce their security interest or if the borrower becomes bankrupt, the secured claims of the creditors in the first lien position will be satisfied prior to the secured claims of the creditors in the second lien position. If the cash flow and assets of the borrower are insufficient to satisfy both the first lien loans and the second lien loans in full, the creditors in the second lien position may not be satisfied in full. If a loan has first and second lien positions, typically the Fund will invest in the first lien position; however, it may invest in the second lien position. Second lien positions generally pay a higher margin than first lien positions to compensate second lien creditors for the greater risk they assume.
Collateral. Loans may be fully collateralized with one or more of (1) working capital assets, such as accounts receivable and inventory, (2) tangible fixed assets, such as real property, buildings and equipment, (3) intangible assets such as trademarks or patents, or (4) shares of stock of the borrower or its subsidiaries or affiliates. A loan agreement may or may not require the borrower to pledge additional collateral to secure a loan if the value of the initial collateral declines, or if additional assets are acquired by the borrower. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of those assets would satisfy a borrower’s obligations under a loan in full. A borrower’s subsidiaries, affiliates, shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. However, the value of the collateral may decline after the Fund invests in the loan, particularly if the collateral consists of equity securities of the borrower or its subsidiaries or affiliates.
If a borrower defaults, insolvency laws may limit the Fund’s access to the collateral, or the lenders may be unable to liquidate the collateral. A bankruptcy court might find that the lenders’ security interest or their enforcement of their security under the loan to be invalid, or a bankruptcy court may require the borrower to use the collateral to pay other outstanding obligations prior to satisfying the lenders in full. If the collateral consists of stock of the borrower or its subsidiaries, the stock may lose all of its value in the event of a bankruptcy, which would leave the Fund exposed to greater potential loss. In addition, in the event of a borrower default on a collateralized loan, the Fund may receive assets other than cash or securities in full or partial satisfaction of the borrower’s obligation under the loan. Those assets may be illiquid, and the Fund might not be able to realize the benefit of the assets for legal, practical or other reasons. The Fund might hold those assets until the Adviser determines it is appropriate to dispose of them. If the collateral becomes illiquid or loses some or all of its value, the collateral may not be sufficient in value to compensate the Fund in full in the event of a default of scheduled interest or principal payments.
The Fund can invest in loans that are not secured by any specific collateral of the borrower. If the borrower is unable to pay interest or defaults in the payment of principal, there will be no collateral on which the Fund can foreclose. Therefore, these loans present greater risks than collateralized loans because the recourse of the Fund to the borrower’s assets in the case of a default would be as a general unsecured creditor.
Highly Leveraged Transactions and Insolvent Borrowers. The Fund can invest in loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit risks than other loans. Highly leveraged loans and loans in default also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
The Fund can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had
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involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to the Fund.
Restrictive Loan Covenants. Borrowers must comply with various restrictive covenants typically contained in loan agreements. They may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. They may include requirements that the borrower prepay the loan with any free cash flow. A break of a covenant that is not waived by the agent bank (or the lenders) is normally an event of default that provides the agent bank or the lenders the right to call the outstanding amount on the loan. If a lender accelerates the repayment of a loan because of the borrower’s violation of a restrictive covenant under the loan agreement, the borrower might default in payment of the loan.
Limited Secondary Market for Loans. Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans, some loans are not as easily purchased or sold as publicly-traded securities. As a result, some loans are illiquid, which means that the Fund may be limited in its ability to sell those loans at an acceptable price when it wants to in order to generate cash, avoid losses or to meet repurchase requests. The market for illiquid financial assets is more volatile than the market for liquid investments and it may be more difficult to obtain accurate valuations for the Fund’s investments.
Possible Limited Availability of Loans. Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. The limited availability may be due to a number of factors. Direct lenders may allocate only a small number of loans to new investors, including the Fund. There may be fewer loans available for investment that meet the Fund’s credit standards, particularly in times of economic downturns. Also, lenders or agents may have an incentive to market the less desirable loans to investors such as the Fund while retaining attractive loans for themselves. This would reduce the amount of attractive investments for the Fund. If market demand for loans increases, the interest paid by loans that the Fund holds may decrease.
Delayed Settlement. Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This is partly due to the nature of loans, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, dealers frequently insist on matching their purchases and sales, which can lead to delays in the Fund’s settlement of a purchase or sale in circumstances where the dealer’s corresponding transaction with another party is delayed. Dealers will also sometimes sell loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner, as well as the Fund’s performance, may be adversely affected.
Credit Quality Standards for Loans. Rating organizations, such as S&P or Moody’s, rate debt obligations by rating the issuer, after evaluating the issuer’s financial soundness. Generally, the lower the investment rating, the more risky the investment. Debt securities rated below “BBB-” by S&P or “Baa3” by Moody’s are commonly referred to as “high risk” securities or, in the case of bonds, “junk bonds.” Loans rated “B” are below investment grade and are regarded by rating organizations as predominantly speculative with respect to the borrower’s ability to repay interest and principal when due over a long period. While securities rated Baa by Moody’s or BBB by S&P are considered to be “investment grade,” they have some speculative characteristics. The Fund may invest in loans that are rated both investment grade and below-investment grade by different rating organizations. An appendix to the Fund’s Statement of Additional Information includes the definitions of the rating categories of the principal rating organizations.
Many loans are not rated by rating organizations. The lack of a rating does not necessarily imply that a loan is of lesser investment quality.
While the Fund expects to have access to financial and other information regarding the borrower that has been made available to the lenders under a loan, it may not have such information in connection with participation interests and certain loan assignments. Additionally, the amount of public information available with respect to loans generally will be less extensive than what is available for exchange-listed or otherwise registered securities.
The Adviser will normally seek to avoid receiving material, non-public information about the issuers of loans being considered for acquisition by the Fund or held in the Fund’s portfolio. The Adviser’s decision not to receive material, non-public information under normal circumstances may place the Fund at a disadvantage relative to other investors in loans, and could adversely affect the Fund’s investment performance. In certain cases, the Adviser may nevertheless receive material, non-public information regarding loans, and its ability to trade in such loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Adviser’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.
When-Issued and Delayed-Delivery Transactions. The Fund may purchase securities on a “when-issued” basis and may purchase or sell such securities on a “delayed-delivery” basis. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction, with payment and delivery of the security made at a later date. When purchasing securities in this manner, during the period between purchase and settlement, the Fund makes no payment to the issuer (or seller) of the security and no interest accrues to the Fund from the investment.
The securities are subject to changes in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the Fund paid. The Fund may lose money if the value of the security has declined below the purchase price.
Common Stock and Other Equity Investments. Equity securities include common stock, preferred stock, rights, warrants and certain securities that are convertible into common stock. Equity investments may be exchange-traded or over-the-counter securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of equity securities generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the
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company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry) their share values may fluctuate more in response to events affecting the market for that type of security.
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Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.
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Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
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Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
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Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. The market value of a convertible security reflects both its “investment value,” which is its expected income potential, and its “conversion value,” which is its anticipated market value if it were converted. If its conversion value exceeds its investment value, the security will generally behave more like an equity security, in which case its price will tend to fluctuate with the price of the underlying common stock or other security. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, in which case the security’s price will likely increase when interest rates fall and decrease when interest rates rise. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Most convertible securities will vary, to some extent, with changes in the price of the underlying common stock and are therefore subject to the risks of that stock. In addition, convertible securities may be subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. However, credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities. Some convertible preferred stocks have a mandatory conversion feature or a call feature that allows the issuer to redeem the stock on or prior to a mandatory conversion date. Those features could diminish the potential for capital appreciation on the investment.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as “restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will comply with Rule 22e-4 under the Investment Company Act of 1940 in managing its illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Additional Investment Information. In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco Advisers, Inc. serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or
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replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.58% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Hemant Baijal, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Baijal managed the predecessor fund since 2015 and was associated with OppenheimerFunds, a global asset management firm, since 2011.
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Wim Vandenhoeck, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019.Prior to the commencement of the Fund’s operations, Mr. Vandenhoeck managed the predecessor fund since 2016 and was associated with OppenheimerFunds, a global asset management firm, since 2015. Prior to joining OppenheimerFunds, Mr. Vandenhoeck served as Partner at APQ Partners LLP, London from 2013 to 2015.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers' investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 4.25% initial sales charge as listed under the heading “Category II Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC).
For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, monthly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
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Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the Fund or predecessor fund or a class of Fund or predecessor fund shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Year ended 10/31/20	$ 6.99	$ 0.24	$ (0.45)	$ (0.21)	$ (0.07)	$ (0.18)	$ (0.25)	$ 6.53	(3.01)%(e)	$ 36,680	1.15%(e)(f)	1.28%(e)(f)	3.57%(e)(f)	50%
Five months ended 10/31/19	6.68	0.16	0.30	0.46	(0.09)	(0.06)	(0.15)	6.99	6.99	48,921	5.66(g)	1.32(g)	1.15(g)	21
Year ended 05/31/19	7.02	0.39	(0.34)	0.05	(0.18)	(0.21)	(0.39)	6.68	0.85	44,188	5.82	1.27	1.16	67
Year ended 05/31/18	7.38	0.42	(0.36)	0.06	(0.40)	(0.02)	(0.42)	7.02	0.62	55,015	5.60	1.29	1.15	48
Year ended 05/31/17	7.17	0.44	0.45	0.89	—	(0.68)	(0.68)	7.38	13.03	44,710	6.03	1.44	1.24	87
Year ended 05/31/16	7.80	0.53	(0.65)	(0.12)	—	(0.51)	(0.51)	7.17	(1.29)	47,515	7.37	1.51	1.25	108

Class C
Year ended 10/31/20	6.99	0.18	(0.45)	(0.27)	(0.05)	(0.14)	(0.19)	6.53	(3.83)	11,457	2.00(f)	2.04(f)	2.72(f)	50
Five months ended 10/31/19	6.68	0.14	0.30	0.44	(0.08)	(0.05)	(0.13)	6.99	6.61	15,332	4.81(g)	2.08(g)	2.00(g)	21
Year ended 05/31/19	7.02	0.33	(0.34)	(0.01)	(0.15)	(0.18)	(0.33)	6.68	(0.14)	16,488	4.97	2.04	2.01	67
Year ended 05/31/18	7.38	0.36	(0.36)	—	(0.34)	(0.02)	(0.36)	7.02	(0.09)	19,932	4.75	2.05	2.00	48
Year ended 05/31/17	7.17	0.38	0.46	0.84	—	(0.63)	(0.63)	7.38	12.18	13,633	5.27	2.24	2.00	87
Year ended 05/31/16	7.80	0.46	(0.63)	(0.17)	—	(0.46)	(0.46)	7.17	(2.03)	8,183	6.38	2.38	2.00	108

Class R
Year ended 10/31/20	6.99	0.21	(0.45)	(0.24)	(0.06)	(0.16)	(0.22)	6.53	(3.35)	2,195	1.50(f)	1.54(f)	3.22(f)	50
Five months ended 10/31/19	6.68	0.15	0.30	0.45	(0.09)	(0.05)	(0.14)	6.99	6.84	2,588	5.31(g)	1.58(g)	1.50(g)	21
Year ended 05/31/19	7.02	0.36	(0.34)	0.02	(0.17)	(0.19)	(0.36)	6.68	0.50	2,603	5.47	1.54	1.51	67
Year ended 05/31/18	7.38	0.39	(0.36)	0.03	(0.37)	(0.02)	(0.39)	7.02	0.27	2,935	5.25	1.55	1.50	48
Year ended 05/31/17	7.17	0.42	0.45	0.87	—	(0.66)	(0.66)	7.38	12.74	2,023	5.77	1.73	1.50	87
Year ended 05/31/16	7.80	0.51	(0.65)	(0.14)	—	(0.49)	(0.49)	7.17	(1.54)	1,550	7.01	1.87	1.50	108

Class Y
Year ended 10/31/20	7.00	0.25	(0.45)	(0.20)	(0.07)	(0.19)	(0.26)	6.54	(2.80)	92,205	0.95(f)	1.04(f)	3.77(f)	50
Five months ended 10/31/19	6.68	0.17	0.31	0.48	(0.10)	(0.06)	(0.16)	7.00	7.24	162,754	5.86(g)	1.08(g)	0.95(g)	21
Year ended 05/31/19	7.03	—	(0.35)	0.05	(0.19)	(0.21)	(0.40)	6.68	0.91	143,684	6.02	1.03	0.96	67
Year ended 05/31/18	7.38	0.44	(0.35)	0.09	(0.41)	(0.03)	(0.44)	7.03	0.96	162,875	5.80	1.04	0.95	48
Year ended 05/31/17	7.17	0.46	0.45	0.91	—	(0.70)	(0.70)	7.38	13.35	50,516	6.33	1.22	0.95	87
Year ended 05/31/16	7.79	0.54	(0.63)	(0.09)	—	(0.53)	(0.53)	7.17	(0.87)	3,437	7.48	1.35	0.95	108

Class R5
Year ended 10/31/20	6.99	0.25	(0.45)	(0.20)	(0.07)	(0.19)	(0.26)	6.53	(2.74)	10	0.90(f)	0.93(f)	3.82(f)	50
Five months ended 10/31/19	6.67	0.17	0.31	0.48	(0.10)	(0.06)	(0.16)	6.99	7.27	11	5.91(g)	1.00(g)	0.90(g)	21
Period ended 05/31/19(h)	6.63	0.00(i)	0.04	0.04	(0.00)(i)	(0.00)(i)	(0.00)(i)	6.67	0.64	10	6.13(g)	0.85(g)	0.85(g)	67

Class R6
Year ended 10/31/20	6.99	0.26	(0.45)	(0.19)	(0.07)	(0.20)	(0.27)	6.53	(2.72)	4,222	0.85(f)	0.93(f)	3.87(f)	50
Five months ended 10/31/19	6.67	0.17	0.31	0.48	(0.10)	(0.06)	(0.16)	6.99	7.29	22,887	5.96(g)	0.95(g)	0.85(g)	21
Year ended 05/31/19	7.02	0.41	(0.35)	0.06	(0.19)	(0.22)	(0.41)	6.67	1.01	8,604	6.12	0.91	0.86	67
Year ended 05/31/18	7.37	0.44	(0.35)	0.09	(0.41)	(0.03)	(0.44)	7.02	1.05	7,601	5.90	0.87	0.85	48
Year ended 05/31/17	7.16	0.46	0.46	0.92	—	(0.71)	(0.71)	7.37	13.47	8,089	6.42	1.03	0.85	87
Year ended 05/31/16	7.79	0.54	(0.63)	(0.09)	—	(0.54)	(0.54)	7.16	(0.91)	2,325	7.57	1.11	0.85	108

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the five months ended October 31, 2019 and the years ended May 31, 2019, 2018, 2017, and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended October 31, 2020.
(f)	Ratios are based on average daily net assets (000’s omitted) of $43,061, $13,561, $2,298, $123,093, $10 and $17,669 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
17        Invesco Emerging Markets Local Debt Fund

(g)	Annualized.
(h)	For the period from after the close of business on May 24, 2019 (inception of offering) to May 31, 2019.
(i)	Amount represents less than 0.005%.
18        Invesco Emerging Markets Local Debt Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
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Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
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Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
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with assets of at least $1 million; or
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with at least 100 employees eligible to participate in the plan; or
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that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
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Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
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Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
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Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
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Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
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Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
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Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
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Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
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Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
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Shares purchased through a Merrill Lynch affiliated investment advisory program;
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Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
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Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
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Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
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Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
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Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
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Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
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Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
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Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
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Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
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Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
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Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
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Front-end sales load waivers on Class A shares available at Raymond James
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Shares purchased in an investment advisory program.
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Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
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Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
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A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
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CDSC Waivers on Classes A and C shares available at Raymond James
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Death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
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Return of excess contributions from an IRA Account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
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Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
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Shares acquired through a right of reinstatement.
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Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
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Breakpoints as described in this prospectus.
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Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
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Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
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Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
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Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
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A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
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Death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
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Return of excess contributions from an IRA Account.
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Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
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Shares acquired through a right of reinstatement.
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Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
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Breakpoints as described in this prospectus.
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Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
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Front-end sales charge waivers on Class A shares available at Janney
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
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Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
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Shares acquired through a right of reinstatement.
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Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
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CDSC waivers on Class A and C shares available at Janney
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Shares sold upon the death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
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Shares purchased in connection with a return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
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Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
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Shares acquired through a right of reinstatement.
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Shares exchanged into the same share class of a different fund.
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Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
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Breakpoints as described in the fund’s Prospectus.
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Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
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Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
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Shares purchased by or through a 529 Plan
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Shares purchased through an OPCO affiliated investment advisory program
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
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A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
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Employees and registered representatives of OPCO or its affiliates and their family members
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Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
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CDSC Waivers on A and C Shares available at OPCO
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Death or disability of the shareholder
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Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
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Return of excess contributions from an IRA Account
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
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Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
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Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
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Breakpoints as described in this prospectus.
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Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
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Front-End Sales Charge Waivers on Class A-shares Available at Baird
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
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Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

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A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
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Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
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CDSC Waivers on Classes A and C shares Available at Baird
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Shares sold due to death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
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Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
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Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
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Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
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Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
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Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
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When your redemption proceeds exceed $250,000 per Fund.
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When you request that redemption proceeds be paid to someone other than the registered owner of the account.
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When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
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When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
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Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
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Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
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All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

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Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
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Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
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Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
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Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Emerging Markets Local Debt Fund SEC 1940 Act file number: 811-05426

invesco.com/us	O-EMLD-PRO-1

Prospectus
February 22, 2021
Class: A (IEMAX), C (IEMCX), R (IEMRX), Y (IEMYX), R5 (IEMIX), R6 (EMEFX)

Invesco Emerging Markets Select Equity Fund
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco Emerging Markets Select Equity Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.94%	0.94%	0.94%	0.93%	0.94%	0.94%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.53	0.53	0.53	0.54	0.32	0.32

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.73	2.48	1.98	1.48	1.27	1.27

Fee Waiver and/or Expense Reimbursement[2]	0.39	0.39	0.39	0.39	0.18	0.18

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.34	2.09	1.59	1.09	1.09	1.09

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.33%, 2.08%, 1.58%, 1.08%, 1.08% and 1.08%, respectively, of the Fund's average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	679$	1,029$	1,402$	2,448$

Class C	312$	735$	1,286$	2,602$

Class R	162$	584$	1,032$	2,275$

Class Y	111$	430$	771$	1,735$

Class R5	111$	385$	680$	1,518$

Class R6	111$	385$	680$	1,518$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	679$	1,029$	1,402$	2,448$

Class C	212$	735$	1,286$	2,602$

Class R	162$	584$	1,032$	2,275$

Class Y	111$	430$	771$	1,735$

Class R5	111$	385$	680$	1,518$

Class R6	111$	385$	680$	1,518$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, and in other instruments that have economic characteristics similar to such securities.
The Fund invests primarily in equity securities and depositary receipts. The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
The Fund invests primarily in the securities of large-capitalization issuers and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
To achieve the Fund’s objectives, the portfolio management team applies a rigorous bottom-up fundamental investment approach to analyze the quality and value of individual companies to determine whether or not to invest in them. There is no attempt to mirror the composition of the Fund’s benchmark index. The portfolio management team looks for companies:
■
That meet strict business quality criteria
■
That meet standards of management quality
■
That are believed to be attractively priced in relation to their intrinsic value
As part of a comprehensive assessment of a company’s intrinsic value, the team uses a variety of valuation methods and will typically review a company’s financial information, competitive position and its future
1        Invesco Emerging Markets Select Equity Fund

prospects. The team may also meet with the company’s management and take into account general industry and economic trends. The team will then compare the intrinsic value that it has placed on the company against its current market price, and will consider investing where the market price is sufficiently lower than the value that the team has determined.
The portfolio management team will typically sell a security under the following conditions: (1) where the price of the security increases to a level that the team considers to be at or near its intrinsic value, (2) where there are more attractive opportunities, or (3) where the original investment thesis for a company is no longer valid.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Unique Economic and Political Risks of Investing in Greater China. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a
2        Invesco Emerging Markets Select Equity Fund

number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The Fund measures the market capitalization of an issuer at the time of investment.
Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	June 30, 2020	21.64%
Worst Quarter	March 31, 2020	-20.52%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	Since Inception
Class A
Return Before Taxes	5/31/2011	19.37%	14.65%	2.72%
Return After Taxes on Distributions		19.24	14.16	2.40
Return After Taxes on Distributions and Sale of Fund Shares		11.56	11.65	2.02

Class C	5/31/2011	24.47	15.10	2.69

Class R	5/31/2011	26.08	15.66	3.06

Class Y	5/31/2011	26.73	16.30	3.57

Class R5	5/31/2011	26.73	16.26	3.57

Class R6	9/24/2012	26.76	16.24	[1]3.53

MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		7.82	7.45	[2]5.08

MSCI Emerging Markets IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		18.31	12.81	[2]3.53

Lipper Emerging Market Funds Index		20.52	13.43	[2]4.23

1
Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
2
From the inception date of the oldest share class.
3        Invesco Emerging Markets Select Equity Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Investment Sub-Adviser: Invesco Hong Kong Limited

Portfolio Manager	Title	Length of Service on the Fund
Jeff Feng	Portfolio Manager	2018

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, and in other instruments that have economic characteristics similar to such securities.
The Fund invests primarily in equity securities and depositary receipts. The principal types of equity securities in which the Fund invests are common and preferred stock. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
The Fund invests primarily in the securities of large-capitalization issuers and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund had invested, as of the date of the reports.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
To achieve the Fund’s objectives, the portfolio management team applies a rigorous bottom-up fundamental investment approach to analyze the quality and value of individual companies to determine whether or not to invest in them. There is no attempt to mirror the composition of the Fund’s benchmark index. The portfolio management team looks for companies:
■
That meet strict business quality criteria
■
That meet standards of management quality
■
That are believed to be attractively priced in relation to their intrinsic value
4        Invesco Emerging Markets Select Equity Fund

As part of a comprehensive assessment of a company’s intrinsic value, the team uses a variety of valuation methods and will typically review a company’s financial information, competitive position and its future prospects. The team may also meet with the company’s management and take into account general industry and economic trends. The team will then compare the intrinsic value that it has placed on the company against its current market price, and will consider investing where the market price is sufficiently lower than the value that the team has determined.
The portfolio management team will typically sell a security under the following conditions: (1) where the price of the security increases to a level that the team considers to be at or near its intrinsic value, (2) where there are more attractive opportunities, or (3) where the original investment thesis for a company is no longer valid.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk . The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
■
COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging markets countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Emerging markets countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always
5        Invesco Emerging Markets Select Equity Fund

successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Geographic Focus Risk . The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability.
Unique Economic and Political Risks of Investing in Greater China . Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs or other trade barriers (or the threat thereof), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The ongoing trade dispute and imposition of tariffs between China and the United States continues to introduce uncertainty into the Chinese economy and may result in reductions in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Fund more than would occur in a diversified fund.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Preferred Securities Risk . Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value
6        Invesco Emerging Markets Select Equity Fund

of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Small- and Mid-Capitalization Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-capitalization,” “mid-capitalization” or “large-capitalization” company may change over time as well. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio. That might cause the Fund to realize capital gains on an investment and could increase taxable distributions to shareholders. When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.
Management Risk . The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Hong Kong Limited (Invesco Hong Kong) serves as the Fund's investment sub-adviser. Invesco Hong Kong, an affiliate of the Adviser, incorporated in 1972, is located at 41/F, Champion Tower, Three Garden Road, Central, Hong Kong. Invesco Hong Kong is an investment adviser which offers funds encompassing equity, bond, balanced and money market vehicles, to retail investors. The funds are distributed through most of the major financial institutions, including retail and private banks, and insurance companies. Apart from the retail business, Invesco Hong Kong manages assets for institutions ranging from public funds and pension funds to institutional working capital, according to the mandates’ investment objectives and guidelines. Invesco Hong Kong provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.55% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Manager
Investment management decisions for the Fund are made by the investment management team at Invesco Hong Kong.
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
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Jeff Feng, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco Canada and/or its affiliates from 2009 to 2015 and Invesco Hong Kong and/or its affiliates since 2015.
The portfolio manager is assisted and supported by the Invesco Global Select Equities Team. Members of the team may change from time to time.
More information on the portfolio manager may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
7        Invesco Emerging Markets Select Equity Fund

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
8        Invesco Emerging Markets Select Equity Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/20	$ 9.10	$ 0.04	$ 1.67	$ 1.71	$ (0.23)	$ —	$ (0.23)	$ 10.58	19.11%	$ 39,446	1.33%(d)	1.72%(d)	0.45%(d)	42%
Year ended 10/31/19	7.67	0.23(e)	1.60	1.83	(0.03)	(0.37)	(0.40)	9.10	25.14	34,665	1.33	1.89	2.81(e)	45
Year ended 10/31/18	9.30	0.07	(1.69)	(1.62)	(0.01)	—	(0.01)	7.67	(17.45)	27,580	1.33	2.03	0.73	104
Year ended 10/31/17	7.13	0.03	2.15	2.18	(0.01)	—	(0.01)	9.30	30.57	24,297	1.36	2.45	0.30	57
Year ended 10/31/16	6.53	0.02	0.58	0.60	—	—	—	7.13	9.19	11,855	1.66	2.59	0.33	47

Class C
Year ended 10/31/20	8.74	(0.03)	1.60	1.57	(0.15)	—	(0.15)	10.16	18.17	6,882	2.08(d)	2.47(d)	(0.30)(d)	42
Year ended 10/31/19	7.41	0.16(e)	1.54	1.70	—	(0.37)	(0.37)	8.74	24.09	6,550	2.08	2.64	2.06(e)	45
Year ended 10/31/18	9.04	(0.00)	(1.63)	(1.63)	—	—	—	7.41	(18.03)	7,296	2.08	2.78	(0.02)	104
Year ended 10/31/17	6.97	(0.03)	2.10	2.07	—	—	—	9.04	29.70	6,793	2.11	3.20	(0.45)	57
Year ended 10/31/16	6.43	(0.03)	0.57	0.54	—	—	—	6.97	8.40	3,149	2.41	3.34	(0.42)	47

Class R
Year ended 10/31/20	8.99	0.02	1.65	1.67	(0.20)	—	(0.20)	10.46	18.90	3,514	1.58(d)	1.97(d)	0.20(d)	42
Year ended 10/31/19	7.59	0.21(e)	1.57	1.78	(0.01)	(0.37)	(0.38)	8.99	24.62	2,795	1.58	2.14	2.56(e)	45
Year ended 10/31/18	9.21	0.05	(1.67)	(1.62)	—	—	—	7.59	(17.59)	2,077	1.58	2.28	0.48	104
Year ended 10/31/17	7.07	0.00	2.14	2.14	—	—	—	9.21	30.27	2,190	1.61	2.70	0.05	57
Year ended 10/31/16	6.50	0.01	0.56	0.57	—	—	—	7.07	8.77	1,263	1.91	2.84	0.08	47

Class Y
Year ended 10/31/20	9.13	0.07	1.67	1.74	(0.25)	—	(0.25)	10.62	19.48	34,678	1.08(d)	1.47(d)	0.70(d)	42
Year ended 10/31/19	7.71	0.26(e)	1.59	1.85	(0.06)	(0.37)	(0.43)	9.13	25.27	23,550	1.08	1.64	3.06(e)	45
Year ended 10/31/18	9.33	0.09	(1.69)	(1.60)	(0.02)	—	(0.02)	7.71	(17.17)	16,697	1.08	1.78	0.98	104
Year ended 10/31/17	7.15	0.04	2.16	2.20	(0.02)	—	(0.02)	9.33	30.94	7,111	1.11	2.20	0.55	57
Year ended 10/31/16	6.53	0.04	0.58	0.62	—	—	—	7.15	9.49	4,858	1.41	2.34	0.58	47

Class R5
Year ended 10/31/20	9.13	0.07	1.67	1.74	(0.25)	—	(0.25)	10.62	19.48	2,428	1.08(d)	1.26(d)	0.70(d)	42
Year ended 10/31/19	7.71	0.26(e)	1.59	1.85	(0.06)	(0.37)	(0.43)	9.13	25.27	2,033	1.08	1.39	3.06(e)	45
Year ended 10/31/18	9.33	0.09	(1.69)	(1.60)	(0.02)	—	(0.02)	7.71	(17.16)	1,623	1.08	1.55	0.98	104
Year ended 10/31/17	7.15	0.04	2.16	2.20	(0.02)	—	(0.02)	9.33	30.94	1,960	1.10	1.91	0.56	57
Year ended 10/31/16	6.53	0.04	0.58	0.62	—	—	—	7.15	9.49	1,497	1.41	1.99	0.58	47

Class R6
Year ended 10/31/20	9.12	0.07	1.67	1.74	(0.25)	—	(0.25)	10.61	19.50	1,161	1.08(d)	1.26(d)	0.70(d)	42
Year ended 10/31/19	7.70	0.26(e)	1.59	1.85	(0.06)	(0.37)	(0.43)	9.12	25.31	629	1.08	1.39	3.06(e)	45
Year ended 10/31/18	9.32	0.09	(1.69)	(1.60)	(0.02)	—	(0.02)	7.70	(17.18)	227	1.08	1.55	0.98	104
Year ended 10/31/17	7.15	0.04	2.15	2.19	(0.02)	—	(0.02)	9.32	30.80	12	1.10	1.91	0.56	57
Year ended 10/31/16	6.54	0.04	0.57	0.61	—	—	—	7.15	9.33	6,604	1.41	1.99	0.58	47

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $36,124, $6,685, $2,924, $29,439, $2,152 and $907 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31, 2019. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.07 and 0.95%, $0.00 and 0.20%, $0.05 and
0.70%, $0.10 and 1.20%, $0.10 and 1.20% and $0.10 and 1.20% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

9        Invesco Emerging Markets Select Equity Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
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Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
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Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
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Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
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Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
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Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
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Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
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All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

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Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
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Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Emerging Markets Select Equity Fund SEC 1940 Act file number: 811-05426

invesco.com/us	EME-PRO-1

Prospectus
February 22, 2021
Class: A (ATDAX), C (ATDCX), R (ATDRX), Y (ATDYX), R5 (ATDIX), R6 (ATDFX)

Invesco Endeavor Fund
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco Endeavor Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.41	0.41	0.41	0.41	0.27	0.26

Total Annual Fund Operating Expenses	1.40	2.15	1.65	1.15	1.01	1.00

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	685$	969$	1,274$	2,137$

Class C	318$	673$	1,154$	2,292$

Class R	168$	520$	897$	1,955$

Class Y	117$	365$	633$	1,398$

Class R5	103$	322$	558$	1,236$

Class R6	102$	318$	552$	1,225$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	685$	969$	1,274$	2,137$

Class C	218$	673$	1,154$	2,292$

Class R	168$	520$	897$	1,955$

Class Y	117$	365$	633$	1,398$

Class R5	103$	322$	558$	1,236$

Class R6	102$	318$	552$	1,225$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities of mid-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.
The Fund may invest up to 10% of its net assets in fixed-income securities such as investment-grade debt securities and longer-term U.S. Government securities. The Fund may invest up to 25% of its net assets in securities of foreign issuers, including equity securities of such issuers.
The Fund invests in securities that the portfolio manager believes are undervalued based on various valuation measures. In selecting securities, the portfolio manager seeks to identify issuers that are both attractively priced relative to their prospective earnings and free cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio manager emphasizes several factors such as the quality of the issuer’s management team, their competitive advantage, and the issuer’s sustainable growth potential.
The portfolio manager typically considers whether to sell a security in any of three circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, or 3) there has been a fundamental negative change in the management strategy of the issuer impacting the portfolio management team’s investment thesis.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
1        Invesco Endeavor Fund

Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The Fund measures the market capitalization of an issuer at the time of investment.
Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a broad-based securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
2        Invesco Endeavor Fund

Class A shares	Period Ending	Returns
Best Quarter	June 30, 2020	24.15%
Worst Quarter	March 31, 2020	-34.82%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	11/4/2003	-5.82%	6.17%	6.76%
Return After Taxes on Distributions		-7.23	4.60	5.04
Return After Taxes on Distributions and Sale of Fund Shares		-2.47	4.71	5.15

Class C	11/4/2003	-1.97	6.58	6.73

Class R	4/30/2004	-0.58	7.11	7.10

Class Y	10/3/2008	-0.10	7.65	7.63

Class R5	4/30/2004	0.06	7.79	7.78

Class R6	9/24/2012	0.06	7.85	[1]7.76

Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)		17.10	13.40	12.41

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		18.40	15.22	13.88

Lipper Mid-Cap Core Funds Index		11.73	11.17	10.20

1
Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Manager	Title	Length of Service on the Fund
Belinda Cavazos	Portfolio Manager	2020

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests primarily in equity securities of mid-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.
3        Invesco Endeavor Fund

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap® Index measures the performance of the 800 smallest issuers in the Russell 1000® Index. The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3000 largest U.S. issuers based on total market capitalization. The issuers in the Russell Midcap® Index are considered representative of medium-sized companies.
The Fund may invest up to 10% of its net assets in fixed-income securities such as investment-grade debt securities and longer-term U.S. Government securities. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings; or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. The Fund may invest up to 25% of its net assets in securities of foreign issuers, including equity securities of such issuers.
The Fund invests in securities that the portfolio managers believe are undervalued based on various valuation measures. In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and free cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their competitive advantage, and the issuer’s sustainable growth potential.
The portfolio managers typically consider whether to sell a security in any of three circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, or 3) there has been a fundamental negative change in the management strategy of the issuer impacting the portfolio management team’s investment thesis.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk . The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Small- and Mid-Capitalization Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their
4        Invesco Endeavor Fund

business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-capitalization,” “mid-capitalization” or “large-capitalization” company may change over time as well. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio. That might cause the Fund to realize capital gains on an investment and could increase taxable distributions to shareholders. When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Debt Securities Risk . The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Management Risk . The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
5        Invesco Endeavor Fund

Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.74% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
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Belinda Cavazos, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2020. Prior to joining Invesco, Ms. Cavazos was employed by Boston Trust Walden from 2013 to 2020, where she served as a Managing Director and Portfolio Manager.
More information on the portfolio manager may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of this prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
6        Invesco Endeavor Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/20	$ 18.22	$ 0.04	$ (1.77)	$ (1.73)	$ (0.04)	$ (1.04)	$ (1.08)	$ 15.41	(10.32)%	$ 77,615	1.40%(d)	1.40%(d)	0.22%(d)	81%
Year ended 10/31/19	18.42	0.06	0.78	0.84	—	(1.04)	(1.04)	18.22	5.28	109,032	1.37	1.38	0.32	19
Year ended 10/31/18	19.81	0.03	(0.88)	(0.85)	—	(0.54)	(0.54)	18.42	(4.48)	116,080	1.32	1.34	0.14	34
Year ended 10/31/17	17.19	(0.03)	4.57	4.54	—	(1.92)	(1.92)	19.81	27.44	132,670	1.34	1.36	(0.13)	19
Year ended 10/31/16	19.30	(0.02)	0.21	0.19	—	(2.30)	(2.30)	17.19	2.08	115,588	1.34	1.36	(0.12)	28

Class C
Year ended 10/31/20	15.37	(0.07)	(1.47)	(1.54)	—	(1.04)	(1.04)	12.79	(11.01)	7,765	2.15(d)	2.15(d)	(0.53)(d)	81
Year ended 10/31/19	15.83	(0.07)	0.65	0.58	—	(1.04)	(1.04)	15.37	4.45	12,559	2.12	2.13	(0.43)	19
Year ended 10/31/18	17.22	(0.11)	(0.74)	(0.85)	—	(0.54)	(0.54)	15.83	(5.18)	23,490	2.07	2.09	(0.61)	34
Year ended 10/31/17	15.26	(0.15)	4.03	3.88	—	(1.92)	(1.92)	17.22	26.52	31,548	2.09	2.11	(0.88)	19
Year ended 10/31/16	17.53	(0.13)	0.16	0.03	—	(2.30)	(2.30)	15.26	1.27	30,857	2.09	2.11	(0.87)	28

Class R
Year ended 10/31/20	17.35	(0.00)	(1.68)	(1.68)	—	(1.04)	(1.04)	14.63	(10.53)	4,976	1.65(d)	1.65(d)	(0.03)(d)	81
Year ended 10/31/19	17.64	0.01	0.74	0.75	—	(1.04)	(1.04)	17.35	4.98	7,386	1.62	1.63	0.07	19
Year ended 10/31/18	19.04	(0.02)	(0.84)	(0.86)	—	(0.54)	(0.54)	17.64	(4.72)	10,070	1.57	1.59	(0.11)	34
Year ended 10/31/17	16.62	(0.07)	4.41	4.34	—	(1.92)	(1.92)	19.04	27.16	14,449	1.59	1.61	(0.38)	19
Year ended 10/31/16	18.78	(0.06)	0.20	0.14	—	(2.30)	(2.30)	16.62	1.83	17,469	1.59	1.61	(0.37)	28

Class Y
Year ended 10/31/20	18.90	0.08	(1.83)	(1.75)	(0.09)	(1.04)	(1.13)	16.02	(10.08)	8,005	1.15(d)	1.15(d)	0.47(d)	81
Year ended 10/31/19	19.03	0.10	0.81	0.91	—	(1.04)	(1.04)	18.90	5.48	19,952	1.12	1.13	0.57	19
Year ended 10/31/18	20.40	0.08	(0.91)	(0.83)	—	(0.54)	(0.54)	19.03	(4.25)	30,604	1.07	1.09	0.39	34
Year ended 10/31/17	17.61	0.02	4.69	4.71	—	(1.92)	(1.92)	20.40	27.77	37,034	1.09	1.11	0.12	19
Year ended 10/31/16	19.66	0.02	0.23	0.25	—	(2.30)	(2.30)	17.61	2.37	19,938	1.09	1.11	0.13	28

Class R5
Year ended 10/31/20	19.56	0.11	(1.90)	(1.79)	(0.12)	(1.04)	(1.16)	16.61	(9.97)	3,036	1.01(d)	1.01(d)	0.61(d)	81
Year ended 10/31/19	19.63	0.13	0.84	0.97	—	(1.04)	(1.04)	19.56	5.63	4,391	0.98	0.99	0.71	19
Year ended 10/31/18	21.00	0.10	(0.93)	(0.83)	—	(0.54)	(0.54)	19.63	(4.13)	6,762	0.97	0.99	0.49	34
Year ended 10/31/17	18.06	0.05	4.81	4.86	—	(1.92)	(1.92)	21.00	27.92	22,158	0.96	0.98	0.25	19
Year ended 10/31/16	20.08	0.05	0.23	0.28	—	(2.30)	(2.30)	18.06	2.49	21,192	0.94	0.96	0.28	28

Class R6
Year ended 10/31/20	19.69	0.11	(1.91)	(1.80)	(0.12)	(1.04)	(1.16)	16.73	(9.94)	989	1.00(d)	1.00(d)	0.62(d)	81
Year ended 10/31/19	19.75	0.14	0.84	0.98	—	(1.04)	(1.04)	19.69	5.65	1,158	0.96	0.97	0.73	19
Year ended 10/31/18	21.11	0.12	(0.94)	(0.82)	—	(0.54)	(0.54)	19.75	(4.06)	1,526	0.89	0.91	0.57	34
Year ended 10/31/17	18.13	0.07	4.83	4.90	—	(1.92)	(1.92)	21.11	28.04	2,038	0.88	0.90	0.33	19
Year ended 10/31/16	20.13	0.06	0.24	0.30	—	(2.30)	(2.30)	18.13	2.59	50,645	0.85	0.87	0.37	28

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $89,285, $9,945, $6,011, $14,053, $3,406 and $1,063 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
7        Invesco Endeavor Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
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You invest $10,000 in the Fund and hold it for the entire 10-year period;
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Your investment has a 5% return before expenses each year;
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Hypotheticals both with and without any applicable initial sales charge applied; and
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There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(2.10%)	1.43%	5.08%	8.86%	12.78%	16.84%	21.05%	25.40%	29.92%	34.60%
End of Year Balance	$ 9,790.20	$ 10,142.65	$ 10,507.78	$ 10,886.06	$ 11,277.96	$ 11,683.97	$ 12,104.59	$ 12,540.36	$ 12,991.81	$ 13,459.51
Estimated Annual Expenses	$ 684.68	$ 139.53	$ 144.55	$ 149.76	$ 155.15	$ 160.73	$ 166.52	$ 172.51	$ 178.73	$ 185.16

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.60%	7.33%	11.19%	15.20%	19.34%	23.64%	28.09%	32.70%	37.48%	42.43%
End of Year Balance	$ 10,360.00	$ 10,732.96	$ 11,119.35	$ 11,519.64	$ 11,934.35	$ 12,363.99	$ 12,809.09	$ 13,270.22	$ 13,747.95	$ 14,242.87
Estimated Annual Expenses	$ 142.52	$ 147.65	$ 152.97	$ 158.47	$ 164.18	$ 170.09	$ 176.21	$ 182.56	$ 189.13	$ 195.94

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	1.40%	1.40%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.85%	5.78%	8.80%	11.90%	15.09%	18.37%	21.74%	25.21%	29.72%	34.39%
End of Year Balance	$ 10,285.00	$ 10,578.12	$ 10,879.60	$ 11,189.67	$ 11,508.57	$ 11,836.57	$ 12,173.91	$ 12,520.87	$ 12,971.62	$ 13,438.60
Estimated Annual Expenses	$ 218.06	$ 224.28	$ 230.67	$ 237.24	$ 244.01	$ 250.96	$ 258.11	$ 265.47	$ 178.45	$ 184.87

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.35%	6.81%	10.39%	14.09%	17.91%	21.86%	25.94%	30.16%	34.52%	39.03%
End of Year Balance	$ 10,335.00	$ 10,681.22	$ 11,039.04	$ 11,408.85	$ 11,791.05	$ 12,186.05	$ 12,594.28	$ 13,016.19	$ 13,452.23	$ 13,902.88
Estimated Annual Expenses	$ 167.76	$ 173.38	$ 179.19	$ 185.20	$ 191.40	$ 197.81	$ 204.44	$ 211.29	$ 218.36	$ 225.68

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.85%	7.85%	12.00%	16.31%	20.79%	25.44%	30.27%	35.29%	40.49%	45.90%
End of Year Balance	$ 10,385.00	$ 10,784.82	$ 11,200.04	$ 11,631.24	$ 12,079.04	$ 12,544.09	$ 13,027.03	$ 13,528.57	$ 14,049.42	$ 14,590.33
Estimated Annual Expenses	$ 117.21	$ 121.73	$ 126.41	$ 131.28	$ 136.33	$ 141.58	$ 147.03	$ 152.69	$ 158.57	$ 164.68

Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.99%	8.14%	12.45%	16.94%	21.61%	26.46%	31.50%	36.75%	42.21%	47.88%
End of Year Balance	$ 10,399.00	$ 10,813.92	$ 11,245.40	$ 11,694.09	$ 12,160.68	$ 12,645.89	$ 13,150.46	$ 13,675.17	$ 14,220.81	$ 14,788.22
Estimated Annual Expenses	$ 103.01	$ 107.13	$ 111.40	$ 115.84	$ 120.47	$ 125.27	$ 130.27	$ 135.47	$ 140.87	$ 146.50

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.00%	8.16%	12.49%	16.99%	21.67%	26.53%	31.59%	36.86%	42.33%	48.02%
End of Year Balance	$ 10,400.00	$ 10,816.00	$ 11,248.64	$ 11,698.59	$ 12,166.53	$ 12,653.19	$ 13,159.32	$ 13,685.69	$ 14,233.12	$ 14,802.44
Estimated Annual Expenses	$ 102.00	$ 106.08	$ 110.32	$ 114.74	$ 119.33	$ 124.10	$ 129.06	$ 134.23	$ 139.59	$ 145.18

1
Your actual expenses may be higher or lower than those shown.
2
The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
8        Invesco Endeavor Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
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Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
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Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
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Invesco Premier Portfolio, Investor Class shares
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Invesco Premier Tax-Exempt Portfolio, Investor Class shares
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Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
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When your redemption proceeds exceed $250,000 per Fund.
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When you request that redemption proceeds be paid to someone other than the registered owner of the account.
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When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
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When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
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Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
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Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
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All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

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Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
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Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Endeavor Fund SEC 1940 Act file number: 811-05426

invesco.com/us	END-PRO-1

Prospectus
February 22, 2021
Class: A (QVOPX), C (QOPCX), R (QOPNX), Y (QOPYX), R5 (FDATX), R6 (QOPIX)

Invesco Fundamental Alternatives Fund
(Prior to September 30, 2020, the Fund was known as Invesco Oppenheimer Fundamental Alternatives Fund.)
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco Fundamental Alternatives Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary) are included in the table.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.28	0.28	0.28	0.28	0.08	0.08

Acquired Fund Fees and Expenses	0.02	0.02	0.02	0.02	0.02	0.02

Total Annual Fund Operating Expenses	1.39	2.14	1.64	1.14	0.94	0.94

Fee Waiver and/or Expense Reimbursement[2]	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.38	2.13	1.63	1.13	0.93	0.93

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	683$	965$	1,268$	2,126$

Class C	316$	669$	1,148$	2,281$

Class R	166$	516$	891$	1,943$

Class Y	115$	361$	627$	1,385$

Class R5	95$	299$	519$	1,154$

Class R6	95$	299$	519$	1,154$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	683$	965$	1,268$	2,126$

Class C	216$	669$	1,148$	2,281$

Class R	166$	516$	891$	1,943$

Class Y	115$	361$	627$	1,385$

Class R5	95$	299$	519$	1,154$

Class R6	95$	299$	519$	1,154$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 223% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund’s Adviser exercises a flexible strategy in selecting its investments. The flexibility of the Fund’s overall strategy derives from its use of multiple alternative investment strategies to build a portfolio that seeks total return over the long term by investing in instruments believed to have strong risk-adjusted return potential across asset classes. These multiple alternative investment strategies are currently organized into three distinct strategies, described below, with the allocation based on the portfolio managers’ view of the attractiveness of the various strategies and their risks to the Fund, at any given point in time. The Fund’s long and short exposure within each of the strategies may change depending on the portfolio managers’ view of the opportunities available. The Fund will limit its total short sale positions to no more than 40% of its net assets. Derivative instruments that provide short market exposure such as options, futures, swaps or forward foreign currency contracts are not deemed to constitute short sale positions for purposes of this limitation. The Fund currently intends to implement its market exposure through derivatives, rather than actual short sale positions.
■ Long/Short Equity. Long/Short Equity strategies can include long and short positions in equities, equity-sensitive convertibles and derivatives, including options, futures, swaps, and structured notes.
■ Long/Short Credit. Long/Short Credit strategies can include long and short positions in a variety of fixed-income securities, including loans, asset-backed securities, event-linked bonds (also referred to as catastrophe bonds), credit-sensitive convertibles, investment-grade, below-investment-grade and distressed credit, sovereign debt, and derivatives, including options, futures, swaps, and structured notes.
■ Long/Short Macro. Long/Short Macro strategies can include long and short positions that provide exposure to interest rates, credit spreads,
1        Invesco Fundamental Alternatives Fund

sovereign debt, currencies, commodities, volatility, equities and equity indices, and derivatives, including options, futures, swaps, and structured notes.
The Fund’s long and short exposure within each strategy may change depending on the portfolio managers’ view of the opportunities available. The Fund’s overall long or short positioning can vary based on market conditions and the Fund may take both long and short positions simultaneously.
To implement the multiple strategies described above, the Fund may hold long and short positions in a variety of instruments, which include:
■ Equity Securities. The Fund may invest in common stocks of U.S. and foreign companies without regard to the issuer’s location, size, market capitalization or industry sector. The Fund may hold short positions in equity securities of any investment style, including value, core, and growth investing styles.
■ Fixed Income Securities. The Fund may invest in fixed-income securities, including bonds and notes or other debt securities issued by U.S. and foreign companies and governments, money market instruments, corporate bonds, and convertible bonds. The Fund can invest in investment-grade or below-investment-grade debt securities (commonly referred to as “junk bonds”). The Fund may invest without limit in securities that are rated below-investment-grade and at times may invest substantial amounts of its assets in those securities. Investment-grade debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service or S&P Global Ratings. The Fund may also invest in unrated securities, in which case the Fund’s Adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The Fund may also invest in other fixed income securities, including event-linked bonds, asset-backed securities, mortgage-backed securities, participation interests in loans, and pooled investment entities that invest in loans. The Fund may also invest in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.” Senior Loans may be collateralized or uncollateralized. They typically pay interest at rates that are reset periodically based on a reference benchmark that reflects current interest rates, plus a margin or premium.
■ Derivatives and Other Assets. The Fund may invest in derivative instruments and other assets, including options, futures, forward contracts, swaps (including on equity and fixed-income securities and indices, commodities, interest rates, currencies and volatility), “structured” notes, mortgage-related securities, equity-linked debt securities, commodity-linked derivatives, and currency derivatives.
The Fund may invest a substantial portion of its assets in foreign securities, including companies in developed and emerging market countries and has no limit on the amount it can invest in such securities.
The portfolio managers place an emphasis on diversifying assets and strategies in seeking return opportunities from within and across each of the three sleeves – Long/Short Equity, Long/Short Credit, and Long/Short Macro. The portfolio managers may also seek to identify defensive investments and strategies, which focus on mitigation of downside risk and have the potential for investment returns that have low correlation to traditional equity securities. With respect to the Long/Short Equity and Long/Short Credit strategies, the portfolio managers generally select securities based upon a factor-based analysis of the underlying companies, industries and indices, along with a top-down macroeconomic overlay. The factors on which the portfolio managers base their analysis are those that are deemed to drive investment returns, such as momentum, value, quality, carry, and low volatility. With respect to the Long/Short Macro strategies, the portfolio managers generally select securities and asset classes based on a top-down analysis of macroeconomic variables and the expected impact on the securities and asset classes the Fund may invest in.
The portfolio managers typically attempt to allocate in a way that generally provides strong risk-adjusted return potential. In response to changing market, economic, company, and industry-specific conditions and/or valuations and risk allocation fluctuations, the portfolio managers may change the Fund’s allocation to a particular strategy and may also implement new strategies or reduce the Fund’s allocation to any strategy to zero.
The short positions in each strategy currently employed can be obtained through short sales of securities, or through derivative positions. Such short positions can be held for various purposes, including to express views in a particular area of the market, to hedge the Fund’s overall risk, or to hedge a specific position held by the Fund.
The above criteria may vary in particular cases and may change over time. The Fund may sell securities that the portfolio managers believe no longer meet these criteria but is not required to do so.
The Fund may invest up to 25% of its total assets in a Cayman Islands exempted company that is wholly owned and controlled by the Fund (the Subsidiary). The Subsidiary invests in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds and other exchange-traded products related to gold or other special minerals (Gold ETFs). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. The Fund’s investment in the Subsidiary may vary based on the portfolio managers’ use of different types of commodity-linked derivatives, fixed-income securities, Gold ETFs, and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When
2        Invesco Fundamental Alternatives Fund

markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The Fund measures the market capitalization of an issuer at the time of investment.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well developed securities markets and exchanges that may be substantially less liquid than those of more developed markets, and investments in such securities markets may be subject to unexpected market closures. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. The ability to bring and enforce actions in developing and emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Other risks may include additional transaction costs and difficulty related to the quality, availability and timeliness of information. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Companies in developing and emerging market countries may also generally be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies.
Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to
3        Invesco Fundamental Alternatives Fund

pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Risks of Below-Investment-Grade Securities. As compared to investment-grade debt securities, below-investment-grade debt securities (also referred to as “junk” bonds), whether rated or unrated, may be subject to greater price fluctuations and increased credit risk, as the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.
Because the Fund can invest without limit in below-investment-grade securities, the Fund’s credit risks are greater than those of funds that buy only investment-grade securities.
Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.
Risks of Senior Loans and Other Loans. The Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.” Loans may be collateralized or uncollateralized. They typically pay interest at rates that are reset periodically based on a reference benchmark that reflects current interest rates, plus a margin or premium. In addition to the risks typically associated with debt securities, such as credit and interest rate risk, senior loans are also subject to the risk that a court could subordinate a senior loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.
Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, the lenders’ security interest or their enforcement of their security under the loan agreement may be found by a court to be invalid or the collateral may be used to pay other outstanding obligations of the borrower. The Fund’s access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the Fund has purchased. As a result, a collateralized loan may not be fully collateralized and can decline significantly in value.
Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These
4        Invesco Fundamental Alternatives Fund

obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy.
Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans including, for example, the lack of publicly-available information, some loans are not as easily purchased or sold as publicly-traded securities. Some loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when it wants to. The market price of investments in floating rate loans are expected to be less affected by changes in interest rates than fixed-rate investments because floating rate loans pay a floating rate of interest that will fluctuate as market interests rates do and therefore should more closely track market movements in interest rates.
Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences.
To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner may be adversely affected, as well as the Fund’s performance.
If the Fund invests in a loan via a participation, the Fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity’s credit risk), in addition to the exposure the Fund has to the creditworthiness of the borrower.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
Risks of Event-Linked Securities. Event-linked securities (including “catastrophe” bonds and other insurance-linked securities) are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a trigger event, such as a hurricane, earthquake, or other catastrophe or series of catastrophe events that leads to physical or economic loss(es). If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal and additional interest. Event-linked securities may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences.
Asset-Backed Securities Risk. The Fund can buy asset-backed securities, which are fractional interests in pools of loans and are collateralized by the loans, other assets or receivables. They are typically issued by trusts and special purpose corporations that pass the income from the underlying pool to the purchasers. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, and to interest rate and prepayment risks.
Risks of Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. Mortgage-related securities issued by private issuers are not U.S. government securities, and are subject to greater credit risks than mortgage-related securities that are U.S. government securities.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. Entering into a derivative transaction with a clearinghouse may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Risks of Long/Short Holdings. Under certain conditions, even if the value of the Fund’s long positions are rising, this could be offset by declining values of the Fund’s short positions. Conversely, it is possible that rising values of the Fund’s short positions could be offset by declining values of the Fund’s long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund’s long and short positions are declining, the Fund may experience substantial losses.
Risks of Short Sales. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund closes the short position. A short sale of a security creates the risk of an unlimited loss, since the price of the security sold short could theoretically increase without limit. Purchasing securities previously sold short to close out a short position can itself cause the price of the securities to rise further, thereby increasing the loss. Further, there is no assurance that a security the Fund needs to buy to cover a short position will be available for purchase at a reasonable price. Short sales may cause a higher portfolio turnover rate and increase the Fund’s brokerage and other transaction expenses. Short selling is considered a speculative investment practice.
The Fund will limit the market value of its total short sale positions to not more than 40% of its net assets at the time a short sale is entered into. Derivative instruments that provide short market exposure such as options, futures, swaps or forward foreign currency contracts are not deemed to constitute short sale positions for purposes of this limitation.
Risks of Hedging. The Fund may engage in “hedging” strategies, including short sales futures and other derivatives in an effort to protect assets from losses due to declines in the value of the Fund’s portfolio. There are risks in the use of these investment and trading strategies. There can be no assurance that the hedging strategies used will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions. If the Fund uses a hedging strategy at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund’s return. In some cases, derivatives or other investments may be unavailable, or the investment adviser may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Fund. No assurance can be given that the
5        Invesco Fundamental Alternatives Fund

investment adviser will employ hedging strategies with respect to all or any portion of the Fund’s assets.
Risks of Money Market Instruments. The Fund may invest in money market instruments. Money market instruments are short-term, US dollar- denominated debt instruments issued or guaranteed by domestic and foreign corporations and financial institutions, the U.S. government, its agencies and instrumentalities and other entities. Money market instruments include certificates of deposit, commercial paper, repurchase agreements, treasury bills, certain asset-backed securities and other short term debt obligations that have a final maturity, as defined under rules under the Investment Company Act of 1940, of 397 days or less. They may have fixed, variable or floating interest rates. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund’s investments to fall.
Risks of Commodity-Linked Investments. Commodity-linked investments are considered speculative and have substantial risks, including the risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including for example agricultural, economic and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments. The tax treatment of commodity-linked investments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level.
Risks of Investments In the Fund’s Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Adviser. Therefore, the Fund’s ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands (where the Subsidiary is incorporated) could result in the inability of the Fund and/ or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or the Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.
Asset Allocation Risk. Because the Fund typically invests in a combination of securities, the Fund’s ability to achieve its investment objective depends largely upon selecting the best mix of investments. There is the risk that the portfolio managers’ evaluations and assumptions regarding market conditions may be incorrect. During periods of rapidly rising stock prices, the Fund might not achieve growth in its share prices to the same degree as funds focusing only on stocks. The Fund’s investments in stocks may make it more difficult to preserve principal during periods of stock market volatility. The Fund’s use of a particular investment style might not be successful when that style is out of favor and the Fund’s performance may be adversely affected by the asset allocation decisions.
Industry and Sector Focus. The Fund may from time to time have a significant amount of its assets invested in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund has a significant amount of its assets invested in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Fundamental Alternatives Fund Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations.The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad-based securities market benchmark.
The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund and the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	December 31, 2013	5.05%
Worst Quarter	September 30, 2011	-8.36%
6        Invesco Fundamental Alternatives Fund

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A
Return Before Taxes	1/3/1989	-4.12%	0.52%	1.50%	—%
Return After Taxes on Distributions		-4.69	0.12	1.03	—
Return After Taxes on Distributions and Sale of Fund Shares		-2.28	0.35	1.09	—

Class C	9/1/1993	-0.30	0.89	1.46	—

Class R	3/1/2001	1.25	1.40	1.80	—

Class Y	12/16/1996	1.72	1.91	2.32	—

Class R5	5/24/2019	1.93	[1]1.81	[1]2.14	—

Class R6	2/28/2013	1.91	2.09	—	3.25

HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)		6.81	3.29	1.27	—

1
Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Chris Devine	Portfolio Manager	2020

Tarun Gupta	Portfolio Manager	2020

Scott Hixon	Portfolio Manager	2020

Jay Raol	Portfolio Manager	2020

Scott Wolle	Portfolio Manager	2020

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well,
7        Invesco Fundamental Alternatives Fund

there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Common Stock and Other Equity Investments. Equity securities include common stock, preferred stock, rights, warrants and certain securities that are convertible into common stock. Equity investments may be exchange-traded or over-the-counter securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of equity securities generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry) their share values may fluctuate more in response to events affecting the market for that type of security.
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Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.
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Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
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Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
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Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. The market value of a convertible security reflects both its “investment value,” which is its expected income potential, and its “conversion value,” which is its anticipated market value if it were converted. If its conversion value exceeds its investment value, the security will generally behave more like an equity security, in which case its price will tend to fluctuate with the price of the underlying common stock or other security. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, in which case the security’s price will likely increase when interest rates fall and decrease when interest rates rise. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Most convertible securities will vary, to some extent, with changes in the price of the underlying common stock and are therefore subject to the risks of that stock. In addition, convertible securities may be subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. However, credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities. Some convertible preferred stocks have a mandatory conversion feature or a call feature that allows the issuer to redeem the stock on or prior to a mandatory conversion date. Those features could diminish the potential for capital appreciation on the investment.
Small- and Mid-Capitalization Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-capitalization,” “mid-capitalization” or “large-capitalization” company may change over time as well. Although the Fund is not required to sell the
8        Invesco Fundamental Alternatives Fund

securities of companies whose market capitalizations have grown or decreased, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio. That might cause the Fund to realize capital gains on an investment and could increase taxable distributions to shareholders. When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Foreign Investing. The Fund can buy securities issued by companies or governments in any country, including in developing or emerging market countries. While there is no limit on the Fund’s foreign investments, the Fund does not currently plan to invest a significant amount of its assets in securities of foreign issuers but may do so in the future.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
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Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
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Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
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Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
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Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
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Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
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Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
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Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
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Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in adifferent region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
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Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries. Unexpected market closures may also affect investments in developing or emerging markets.
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Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner.
9        Invesco Fundamental Alternatives Fund

As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
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Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities. Developing or emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes.
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Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes and trade conditions. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets, and there may be difficulty related to the quality, availability and timeliness of information. In addition, the taxation systems at the federal, regional and local levels in developing or emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Developing or emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources.
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Less Developed Legal Systems. Developing or emerging market countries may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in developing or emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue.
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Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
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Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
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Financial Reporting Standards. Companies in developing or emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in developing or emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain developing or emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain developing or emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of developing or emerging market issuers meet PCAOB standards.
Debt Securities. The Fund may invest in debt securities, including: investment grade U.S. foreign corporate fixed income securities, U.S. government securities and mortgage related securities.
Debt securities may be subject to the following risks:
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Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. Additionally, when interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise and the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
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Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer’s securities.
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Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not
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have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
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Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
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Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
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Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
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Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or the realization of capital gain allocated to shareholders, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time.
The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the Fund’s operations, universe of potential investment options, and return potential.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
High-Yield, Below-Investment-Grade Debt Securities. The Fund can invest in high-yield, below-investment-grade fixed-income securities of U.S. and foreign issuers. Those securities may include, among others: bonds, debentures, notes, preferred stock, loan participation interests, “structured” notes, commercial mortgage-backed securities, and asset-backed securities. There are no limits on the amount of the Fund’s assets that can be invested in securities rated below-investment-grade. These securities are generally considered speculative.
Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as “junk bonds”) generally have higher yields than investment-grade securities but also have higher risk profiles. Below-investment-grade securities are considered to be speculative and entail greater risk with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade securities, especially during times of weakening economic conditions or rising interest rates. These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund’s net asset value may be affected by declines in the value of below-investment-grade securities. The major risks of below-investment-grade securities include:
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Prices of below-investment-grade securities may be subject to extreme price fluctuations, even under normal market conditions. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below-investment-grade securities than on the prices of investment-grade securities.
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Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than
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investment-grade securities. Issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of investment-grade securities. Issuers of below-investment-grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
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In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of the holders of below-investment-grade securities.
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Below-investment-grade securities may be less liquid than investment-grade securities, even under normal market conditions. There are fewer dealers in the below-investment-grade securities market and there may be significant differences in the prices quoted by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.
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Below-investment-grade securities typically contain redemption provisions that permit the issuer of the securities containing such provisions to redeem the securities at its discretion. If the issuer redeems below-investment-grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.
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Below-investment-grade securities markets may be more susceptible to real or perceived adverse credit, economic, or market conditions than investment-grade securities.
Unrated Securities. The investment adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
In evaluating the credit quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the investment adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.
The Fund may invest without limit in securities that are rated below investment-grade and at times may invest substantial amounts of its assets in those securities to seek higher income as part of its investment goal.
Distressed Debt Securities. The Fund may invest in debt securities issued by companies that are involved in reorganizations, financial restructurings or bankruptcy. Such distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in below-investment-grade debt securities. The Fund will generally not receive interest payments on the distressed securities and may also incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Credit Quality. The Fund may invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service (Moody’s) or S&P Global Ratings (S&P) (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned. Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The investment adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an Appendix to the Statement of Additional Information.
Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay, refuse, or otherwise be unable to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay, and there are no bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others. Sovereign debt securities issued by certain “supra-national” entities, such as the World Bank, are subject to the risk that the supra-national entity is unable to repay its borrowings and that the governmental members of such supra-national entity are unable or unwilling to make capital contributions to enable the supra-national entity to do so.
Special Considerations of Senior Loans and Other Loans. The Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under
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normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.”
Senior loans typically have higher recoveries than other debt obligations that rank lower in the priority of payments for a particular debtor, because in most instances they take preference over those subordinated debt obligations, with respect to payment of interest and principal, and over stock. However, the Fund is still subject to the risk that the borrower under a loan will default on scheduled interest or principal payments and that the assets of the borrower to which the Fund has recourse will be insufficient to satisfy in full the payment obligations that the borrower has to the Fund. The risk of default will increase in the event of an economic downturn or, in the case of a floating rate loan, a substantial increase in interest rates (because the cost of the borrower’s debt service will increase as the interest rate on its loan is upwardly adjusted). The Fund may own a debt obligation of a borrower that becomes, or is about to become, insolvent. The Fund can also purchase debt obligations that are extended to a bankrupt entity (so called debtor-in-possession or ‘DIP’ financing) or debt obligations that are issued in connection with a restructuring of the borrower under bankruptcy laws.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
How the Fund Invests in Loans. The Fund may invest in loans in one or more of three ways: the Fund may invest directly in a loan by acting as an original lender; the Fund may invest directly in a loan by purchasing a loan by an assignment; or the Fund may invest indirectly in a loan by purchasing a participation interest in a loan. The Fund may also gain exposure to loans indirectly using certain derivative instruments, which is described elsewhere in this prospectus.
Original Lender. The Fund can invest in loans, generally “at par” (a price for the loan equal approximately to 100% of the funded principal amount of the loan, minus any original issue discount) as an original lender. When the Fund is an original lender, it is entitled to receive a return at the full interest rate for the loan.
Loan Assignments. The Fund may also purchase a loan by assignment. In a loan assignment, the Fund typically succeeds to the rights and obligations of the assigning lender under the loan agreement and becomes a “lender” under the loan agreement, entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys an assignment, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the assignment, to the lender selling the assignment. Occasionally, the selling lender pays a fee to the assignee. If the Fund assigns a loan, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to. In addition, the Fund may be required to pay a transfer fee to the lending agent.
Participation Interests. The Fund may invest in participation interests in loans. Participation interests represent an undivided fractional interest in a loan. They are typically purchased from banks or dealers that have made the loan or have become members of the loan syndicate by purchasing the loan by assignment. When the Fund invests in a loan via a participation, the participation seller remains the lender of record under the loan agreement, and the Fund typically becomes the beneficial owner of the loan, and is entitled to receive from the participation seller any payments or other property or distributions received by the participation seller from or on behalf of the borrower of the loan. When the Fund buys a participation, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the participation, to the lender selling the participation. Occasionally, the selling lender pays a fee to the participant. If the Fund sells a participation, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to.
Recourse. When the Fund invests in loans as an original lender it will have direct recourse against the borrower in the event of a failure to pay scheduled principal or interest. When it purchases a loan by assignment, it typically succeeds to whatever rights the assigning lender had under the loan agreement, and will therefore be entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys a participation interest, it assumes the credit risk of the borrower and the counterparty risk of the lender selling the participation interest (and, in certain circumstances, such lender’s credit risk), and the terms of the participation may not entitle the Fund to all rights of a direct lender under the loan (for example, with respect to consent, voting or enforcement rights). Therefore, the Fund’s rights under a participation interest for a particular loan may be more limited than the rights of the original lender or an investor who acquires an assignment of that loan. Where the Fund invests in a loan via a participation, the Fund generally will have no right of direct recourse against the borrower or ability to otherwise directly enforce the terms of the loan agreement.
Investments in Pooled Investment Entities that Invest in Loans. The Fund can also buy interests in trusts and other pooled entities (including other investment companies) that invest primarily or exclusively in loan obligations, including entities sponsored or advised by the Adviser or an affiliate. The Fund will be subject to the pooled entity’s credit risks as well as the credit risks of the underlying loans. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated investment-grade or below-investment-grade or may be unrated. These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the pooled entity that holds the loan obligations.
Interest Rates and Floating or Adjustable Rate Loans. The loans in which the Fund invests typically have floating or adjustable interest rates. For that reason, the Adviser expects that when interest rates change, the values of these floating rate loans will fluctuate less than the values of fixed-rate debt securities, and that the net asset values of the Fund’s shares will fluctuate less than the shares of funds that invest mainly in fixed-rate debt obligations. However, the interest rates of some floating rate loans adjust only periodically. Between the times that interest rates on floating rate loans adjust (which is most often quarterly, but may be monthly, every six months, or some other period), the interest rates on those floating rate loans may not correlate to prevailing interest rates. That will affect the value of the loans and may cause the net asset values of the Fund’s shares to fluctuate.
The base rate usually is a benchmark that “floats” or changes to reflect current interest rates, such as the prime rate offered by one or more major U.S. banks (referred to as the “Prime Rate”).
The applicable rate is defined in the loan agreement. Borrowers tend to select the base lending rate that results in the lowest interest cost, and the benchmark selected by a borrower for its loans may change from time to time (but the benchmark selected for a particular loan will remain the same for the life of that loan). If the benchmark interest rate on a floating rate loan changes, the rate payable to lenders under the floating rate loan will, in turn, change at the next scheduled adjustment date. If the benchmark rate increases, the Fund would earn interest at a higher rate on that floating rate loan after the next scheduled adjustment date. If the benchmark rate decreases, the Fund would earn interest at a lower rate on that floating rate loan after the next scheduled adjustment date.
The Fund may use interest rate swap agreements and other hedging practices to mitigate fluctuations in value when the interest rate under the loan is periodically reset.
The Fund may invest in loans having a fixed rate of interest; however, it is unlikely to do so because fixed rate loans are uncommon in the loan market generally.
Prepayment. The Fund has no limits as to the maturity of loans it may purchase. Senior Loans in general have a stated term of between five and
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seven years, and other types of loans in which the Fund may invest may have shorter or longer maturities. Notwithstanding their stated maturity, loans may be prepaid prior to their stated terms for reasons including, but not limited to, high market demand for loans, refinancing by the borrower, mandatory prepayment requirements or desire of the borrower to repay outstanding debt. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return. However, any prepayment and facility fees the Fund receives may help reduce any adverse impact on the Fund’s yield. Because the interest rates on floating rate loans adjust periodically, the Adviser believes that the Fund should generally be able to reinvest prepayments in floating rate loans that have yields similar to those that have been prepaid.
Subordination. Senior loans typically hold the most senior position in a borrower’s capital structure. They may include loans that hold the most senior position alone, loans that hold an equal ranking with other senior debt, or loans that are, in the judgment of the Adviser, in the category of senior debt of the borrower. Borrowers typically are required contractually to pay the holders of senior loans before they pay the holders of subordinated debt and preferred or common shareholders and give the holders of senior secured loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. Senior loans are subject to the risk that a court could subordinate a senior loan to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.
That senior position in the borrower’s capital structure typically gives the holders of senior loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. This means in the event the assets of the borrower are insufficient in value to satisfy all its creditors, senior debt will be satisfied in priority to debt that is subordinate to senior debt.
Lien Position. Loans that are collateralized may have multiple lenders or other creditors that take different lien positions. While second lien loan positions generally are subject to similar risks as those associated with investments in first lien loan positions, second lien loan positions have the additional risk that if the borrower defaults on its obligations under the loan and the loan creditors enforce their security interest or if the borrower becomes bankrupt, the secured claims of the creditors in the first lien position will be satisfied prior to the secured claims of the creditors in the second lien position. If the cash flow and assets of the borrower are insufficient to satisfy both the first lien loans and the second lien loans in full, the creditors in the second lien position may not be satisfied in full. If a loan has first and second lien positions, typically the Fund will invest in the first lien position; however, it may invest in the second lien position. Second lien positions generally pay a higher margin than first lien positions to compensate second lien creditors for the greater risk they assume.
Collateral. Loans may be fully collateralized with one or more of (1) working capital assets, such as accounts receivable and inventory, (2) tangible fixed assets, such as real property, buildings and equipment, (3) intangible assets such as trademarks or patents, or (4) shares of stock of the borrower or its subsidiaries or affiliates. A loan agreement may or may not require the borrower to pledge additional collateral to secure a loan if the value of the initial collateral declines, or if additional assets are acquired by the borrower. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of those assets would satisfy a borrower’s obligations under a loan in full. A borrower’s subsidiaries, affiliates, shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. However, the value of the collateral may decline after the Fund invests in the loan, particularly if the collateral consists of equity securities of the borrower or its subsidiaries or affiliates.
If a borrower defaults, insolvency laws may limit the Fund’s access to the collateral, or the lenders may be unable to liquidate the collateral. A bankruptcy court might find that the lenders’ security interest or their enforcement of their security under the loan to be invalid, or a bankruptcy court may require the borrower to use the collateral to pay other outstanding obligations prior to satisfying the lenders in full. If the collateral consists of stock of the borrower or its subsidiaries, the stock may lose all of its value in the event of a bankruptcy, which would leave the Fund exposed to greater potential loss. In addition, in the event of a borrower default on a collateralized loan, the Fund may receive assets other than cash or securities in full or partial satisfaction of the borrower’s obligation under the loan. Those assets may be illiquid, and the Fund might not be able to realize the benefit of the assets for legal, practical or other reasons. The Fund might hold those assets until the Adviser determines it is appropriate to dispose of them. If the collateral becomes illiquid or loses some or all of its value, the collateral may not be sufficient in value to compensate the Fund in full in the event of a default of scheduled interest or principal payments.
The Fund can invest in loans that are not secured by any specific collateral of the borrower. If the borrower is unable to pay interest or defaults in the payment of principal, there will be no collateral on which the Fund can foreclose. Therefore, these loans present greater risks than collateralized loans because the recourse of the Fund to the borrower’s assets in the case of a default would be as a general unsecured creditor.
Highly Leveraged Transactions and Insolvent Borrowers. The Fund can invest in loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit risks than other loans. Highly leveraged loans and loans in default also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
The Fund can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to the Fund.
Restrictive Loan Covenants. Borrowers must comply with various restrictive covenants typically contained in loan agreements. They may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. They may include requirements that the borrower prepay the loan with any free cash flow. A break of a covenant that is not waived by the agent bank (or the lenders) is normally an event of default that provides the agent bank or the lenders the right to call the outstanding amount on the loan. If a lender accelerates the repayment of a loan because of the borrower’s violation of a restrictive covenant under the loan agreement, the borrower might default in payment of the loan.
Limited Secondary Market for Loans. Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans, some loans are not as easily purchased or sold as publicly-traded securities. As a result, some loans are illiquid, which means that the Fund may be limited in its ability to sell those loans at an acceptable price when it wants to in order to generate cash, avoid losses or to meet repurchase requests. The market for illiquid financial assets is more volatile than the market for liquid investments and it may be more difficult to obtain accurate valuations for the Fund’s investments.
Possible Limited Availability of Loans. Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. The limited availability may be due to a number of factors. Direct lenders may allocate only a small number of loans to new investors, including the Fund. There may be fewer loans
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available for investment that meet the Fund’s credit standards, particularly in times of economic downturns. Also, lenders or agents may have an incentive to market the less desirable loans to investors such as the Fund while retaining attractive loans for themselves. This would reduce the amount of attractive investments for the Fund. If market demand for loans increases, the interest paid by loans that the Fund holds may decrease.
Delayed Settlement. Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This is partly due to the nature of loans, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, dealers frequently insist on matching their purchases and sales, which can lead to delays in the Fund’s settlement of a purchase or sale in circumstances where the dealer’s corresponding transaction with another party is delayed. Dealers will also sometimes sell loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner, as well as the Fund’s performance, may be adversely affected.
Credit Quality Standards for Loans. Rating organizations, such as S&P or Moody’s, rate debt obligations by rating the issuer, after evaluating the issuer’s financial soundness. Generally, the lower the investment rating, the more risky the investment. Debt securities rated below “BBB-” by S&P or “Baa3” by Moody’s are commonly referred to as “high risk” securities or, in the case of bonds, “junk bonds.” Loans rated “B” are below investment grade and are regarded by rating organizations as predominantly speculative with respect to the borrower’s ability to repay interest and principal when due over a long period. While securities rated Baa by Moody’s or BBB by S&P are considered to be “investment grade,” they have some speculative characteristics. The Fund may invest in loans that are rated both investment grade and below-investment grade by different rating organizations. An appendix to the Fund’s Statement of Additional Information includes the definitions of the rating categories of the principal rating organizations.
Many loans are not rated by rating organizations. The lack of a rating does not necessarily imply that a loan is of lesser investment quality.
While the Fund expects to have access to financial and other information regarding the borrower that has been made available to the lenders under a loan, it may not have such information in connection with participation interests and certain loan assignments. Additionally, the amount of public information available with respect to loans generally will be less extensive than what is available for exchange-listed or otherwise registered securities.
The Adviser will normally seek to avoid receiving material, non-public information about the issuers of loans being considered for acquisition by the Fund or held in the Fund’s portfolio. The Adviser’s decision not to receive material, non-public information under normal circumstances may place the Fund at a disadvantage relative to other investors in loans, and could adversely affect the Fund’s investment performance. In certain cases, the Adviser may nevertheless receive material, non-public information regarding loans, and its ability to trade in such loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Adviser’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Event-Linked Securities. The Fund may invest in “event-linked” securities (including “catastrophe” bonds and other insurance-linked securities) or in interests in trusts and other pooled entities that invest primarily or exclusively in event-linked securities, including entities sponsored and/or advised by the investment adviser or an affiliate. Event-linked securities are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. In some cases, the trigger event will not be deemed to have occurred unless it is of a certain magnitude (based on scientific readings) or causes a certain measurable amount of loss to the issuer, a particular industry group, or a reference index. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal and additional interest.
Event-linked securities may be issued by government agencies, insurance companies, reinsurers, and financial institutions, among other issuers, or special purpose vehicles associated with the foregoing. Often event-linked securities provide for extensions of maturity in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred. An extension of maturity may increase a bond’s volatility.
Event-linked securities may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. Lack of a liquid market may result in higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked securities are typically rated by one or more nationally recognized statistical rating organizations and the Fund will only invest in event-linked securities that meet the credit quality requirements for the Fund.
Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor.
Neither the Fund nor the investment adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.
Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers, such as corporations, banks, savings and loans, mortgage bankers and other non-governmental issuers. Mortgage-related securities may be issued in different series, each having different interest rates and maturities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-backed securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. The liquidity of mortgage-backed securities may change over time.
Mortgage-Related Government Securities. Mortgage-related securities that are U.S. government securities have collateral to secure payment of interest and principal. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.
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Mortgage-Related Private Issuer Securities. Primarily these investments include multi-class debt or pass-through certificates secured by mortgage loans, which may be issued by private issuers. Private-issuer mortgage-backed securities may include loans on residential or commercial properties. Mortgage-related securities, including collateralized mortgage obligations (CMOs), issued by private issuers are not U.S. government securities, making them subject to greater credit risks than U.S. government securities. Private issuer securities are subject to the credit risks of both the issuers and the underlying borrowers, although in some cases they may be supported by insurance or guarantees.
Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Options, futures, and forward contracts are some of the derivatives that the Fund may use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
Put and Call Options. The Fund may buy and sell call and put options on futures contracts (including commodity futures contracts), commodity indices, financial indices, securities indices, currencies, financial futures, swaps and securities. A call option gives the buyer the right, but not the obligation, to purchase an underlying asset at a specified (strike) price. A put option gives the buyer the right, but not the obligation, to sell an underlying asset at a specified price. Options may be traded on a securities or futures exchange or over-the-counter. Options on commodity futures contracts are traded on the same exchange on which the underlying futures contract is listed. The Fund may purchase and sell options on commodity futures listed on U.S. and foreign futures exchanges.
The Fund may sell call options if they are “covered.” That means that while the call option is outstanding, the Fund must either own the security subject to the call, or, for certain types of call options, identify liquid assets on its books that would enable it to fulfill its obligations if the option were exercised. The Fund may also sell put options. The Fund must identify liquid assets to cover any put options it sells.
Risks of Options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the call option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
Futures Contracts. The Fund can buy and sell futures contracts, including financial futures contracts, currency futures contracts and commodities futures contacts. Futures contracts are agreements in which one party agrees to buy an asset from the other party at a later date at a price and quantity agreed-upon when the contract is made. Futures contracts are traded on futures exchanges, which offer a central marketplace in which to originate futures contracts and clear trades in a secondary market. Futures exchanges also provide standardization of expiration dates and contract sizes. Buyers of futures contracts do not own the underlying asset or commodity unless they decide to accept delivery at the expiration of the contract. Delivery of the underlying commodity to satisfy a commodity futures contract rarely occurs and buyers typically close-out their positions before expiration. Financial futures contracts are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price, and may be settled in cash or through delivery of the underlying instrument. The Fund’s investments in futures contracts may involve substantial risks.
Interest Rate Futures. The Fund may use interest rate futures to manage exposure to interest rate risk or protect the Fund from fluctuations in the value of securities. An interest rate future is a contract for the future delivery of a debt security for a price based on the current value of the security. An interest rate future obligates the seller to deliver (and the purchaser to take) cash or the specified type of debt security to settle the futures transaction at its maturity. Either party could also enter into an offsetting contract to close out the position. For example, to seek to mitigate the risk that increasing prevailing interest rates may decrease the value of the Fund’s portfolio securities, the Fund might sell a U.S. Treasury bond future obligating it to sell a U.S. Treasury bond on a future date for an amount based on the current value of the bond. If prevailing interest rates rise, the Fund would be expected to be able to enter into an offsetting contract at a gain.
Risks of Interest Rate Futures. Interest rate futures expose the Fund to price fluctuations resulting from interest rate changes. If interest rates rise when the Fund has purchased an interest rate future, the Fund could suffer a loss in its futures positions. If interest rates fall when the Fund has sold an interest rate future, the Fund could similarly suffer a loss. The market value of interest rate futures may not move in concert with the value of the securities the Fund wishes to hedge or intends to purchase. Further, a lack of market liquidity could make it difficult to close out futures positions.
“Structured” Notes. “Structured” notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities, a commodity or the financial performance of one or more obligors. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, commodity or obligor.
Risks of “Structured” Notes. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.
Swap Transactions. Pursuant to rules implemented under financial reform legislation, certain types of swaps are required to be executed on a regulated market and/or cleared through a clearinghouse, which may affect counterparty risk and other risks faced by the Fund, and could result in increased margin requirements and costs for the Fund. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a clearing house, and the Fund faces the clearinghouse by means of an account with a futures commission merchant that is a member of the clearinghouse. Because the regulations regarding centrally cleared swaps are new and evolving, the scope of potential risks, including risks relating to the use of clearinghouses and futures commission merchants, is unclear.
Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange the right to receive interest payments. For example, they might swap the right to receive floating rate payments based on a reference rate for the right to receive fixed rate payments. An interest rate swap enables an investor to buy or sell protection against changes in an interest rate. An interest rate swap may be embedded within a structured note or other derivative instrument.
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Risks of Interest Rate Swaps. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference rate does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument.
Risks of Credit Default Swaps. Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Fund will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or asset or basket of securities or assets or a non-asset reference such as a securities or other type of index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.
Risks of Total Return Swaps. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Volatility Swap Contracts. Volatility is a measure of the magnitude of fluctuations in the value of a security, currency, index or other financial instrument over a specified period of time. The Fund may enter into types of volatility swaps to hedge the volatility of a particular security, currency, index or other financial instrument, or to seek to increase its investment return. In volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period. For example, to hedge the risk that the value of an asset held by the Fund may fluctuate significantly over the Fund’s period of investment, the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of the asset over a specified time period is greater than a volatility rate agreed at the outset of the swap. Alternatively, if the investment adviser believes that a particular security, currency, index or other financial instrument will demonstrate more (or less) volatility over a period than the market’s general expectation, to seek to increase investment return the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of that underlying instrument over the period is more (or less) than the volatility rate agreed at the outset of the swap.
Risks of Volatility Swaps. Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the investment adviser is incorrect in its forecast of volatility for the underlying security, currency, index or other financial instrument that is the subject of the swap. If the investment adviser is incorrect in its forecast, the Fund would likely be required to make a payment to the counterparty under the swap. Volatility swaps can have the potential for unlimited losses.
Commodity-Linked Derivatives. A commodity-linked derivative is a derivative instrument whose value is linked to the price movement of a commodity, commodity index, or commodity option or futures contract. The value of some commodity-linked derivatives may be based on a multiple of those price movements. The Fund is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments.
Commodity-Linked Notes. A commodity-linked note is a derivative instrument that has characteristics of both a debt security and a commodity-linked derivative. It typically makes interest payments like a debt security and at maturity the principal payment is linked to the price movement of a commodity, commodity index, or commodity option or futures contract. Commodity-linked notes are typically issued by a bank, other financial institution or a commodity producer, and the Fund negotiates with the issuer to obtain specific terms and features that are tailored to the Fund’s investment needs.
Commodity-linked notes may be principal-protected, partially-protected, or offer no principal protection. A principal-protected commodity-linked note means that the issuer will pay, at a minimum, the par value of the note at maturity. With a partially-protected or no-principal-protection commodity-linked note, the Fund may receive at maturity an amount less than the note’s par value if the commodity, index or other economic variable value to which the note is linked declines over the term of the note.
Risks of Commodity-Linked Investments. Investments linked to the prices of commodities are considered speculative. The commodity-linked instruments in which the Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including: changes in supply and demand relationships, weather, agriculture, fiscal and exchange control programs, disease, pestilence, and international economic, political, military and regulatory developments. These events might have less impact on the values of stocks and bonds and can make commodity-linked investments more volatile than other types of investments. Commodity-linked investments entail the risk that the Fund might not qualify as a “regulated investment company” under the Internal Revenue Code and its income might become subject to income taxes, reducing returns to shareholders.
Commodity markets are also subject to temporary distortions and other disruptions due to lack of liquidity, the participation of speculators, and government regulation, among other factors. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in futures contract prices that may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices may have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices and could adversely affect the value of commodity-linked investments.
The tax treatment of commodity-linked investments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level.  If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at the corporate income tax rate, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. The Fund could be required to pay substantial taxes, penalties and interest and to make substantial distributions, in order to re-qualify for such special treatment.
Long/Short Holdings. The Fund will generally take long positions in investments that the Adviser believes to be undervalued and if fundamentals are improving, and short positions in investments that the Adviser believes to be overvalued or in which fundamentals are eroding. The Fund’s overall long or short positioning can vary based on market conditions, and the Fund
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may take both long and short positions simultaneously. Under certain conditions, even if the value of the Fund’s long positions are rising, this could be offset by declining values of the Fund’s short positions. Conversely, it is possible that rising values of the Fund’s short positions could be offset by declining values of the Fund’s long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund’s long and short positions are declining, the Fund may experience substantial losses.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.
Short Sales. The Fund may make short sales of securities, either as a hedge against the potential decline in value of a security that the Fund owns (a “covered short”) or to realize appreciation when a security that the Fund does not own declines in value (a “naked short”). To effect a short sale, the Fund will borrow the security that it desires to short from a broker and then sell the security. While the Fund is borrowing the security, it will generally pay a fee to the lending broker and reimburse the broker for any dividends or other income paid on the security. Additionally, regulations require that the Fund provide collateral to the lending broker to secure its obligation to return the borrowed security. The Fund is obligated to purchase the security at a later date in order to return it to the lending broker. The Fund would realize a gain on the transaction if the price at which it sold the security short was higher than the price at which it repurchased the security plus the costs of borrowing the security and any other transaction costs.
Risks of Short Sales. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund closes the short position. A naked short sale of a security creates the risk of an unlimited loss, since the price of the security sold short could theoretically increase without limit. Purchasing securities previously sold short to close out a short position can itself cause the price of the securities to rise further, thereby increasing the loss. Further, there is no assurance that a security the Fund needs to buy to cover a short position will be available for purchase at a reasonable price. Short sales may cause a higher portfolio turnover rate and increase the Fund’s brokerage and other transaction expenses. Short selling is considered a speculative investment practice.
The Fund will limit the market value of its total short sale positions to not more than 40% of its net assets at the time a short sale is entered into. This means that no securities will be sold short if, after giving effect to any such short sale, the total market value of all securities sold short by the Fund would exceed 40% of the Fund’s net assets. Derivative instruments that provide short market exposure such as options, futures, swaps or forward foreign currency contracts are not deemed to constitute short sale positions for purposes of this limitation.
Investments in the Fund’s Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions.
Investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code (Subchapter M). Subchapter M requires, among other things, that at least 90% of the Fund’s gross income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). Income from certain of the commodity-linked derivatives in which the Fund invests may not be treated as “qualifying income” for purposes of the 90% income requirement. The tax treatment of commodity-related investments and income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. Should the IRS take action that adversely affects the tax treatment of investing in commodity-linked notes or the Subsidiary, it could limit the Fund’s ability to invest in commodity-related investments, and the Fund may incur transaction and other costs to comply with any new or additional guidance from the IRS.
If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at the corporate income tax rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. The Fund could be required to pay substantial taxes, penalties and interest and to make substantial distributions, in order to re-qualify for such special treatment.
Risks of Leverage. Certain derivatives and other investments of the Fund involve a degree of leverage. Generally, leverage may occur when, in return for the potential to realize higher gain, an investment exposes the investor to a risk of loss that exceeds the amount invested. The Fund’s use of an economically leveraged derivative may provide the potential for investment gain or loss that may be several times greater than the change in value of the underlying security, asset, interest rate, index or currency upon which such derivative is based, which may result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. If the Fund uses derivatives for leverage, its share price will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of its investments.
U.S. Government Securities. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Some of those securities are directly issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government. “Full faith and credit” means that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security.
Some securities issued by U.S. government agencies, such as Government National Mortgage Association pass-through mortgage obligations (Ginnie Maes), are also backed by the full faith and credit of the U.S. government. Others are supported only by the credit of the agency that issued them (for example, obligations issued by the Federal Home Loan Banks, “Fannie Mae” bonds issued by the Federal National Mortgage Association and “Freddie Mac” obligations issued by the Federal Home Loan Mortgage Corporation). In September 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship.
U.S. Treasury Securities. Treasury securities are backed by the full faith and credit of the U.S. government for payment of interest and repayment of principal and have relatively little credit risk. Some of the securities that are issued directly by the U.S. Treasury are: Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years when issued), Treasury bonds (having maturities of more than ten years when issued) and Treasury Inflation-Protection Securities (TIPS). While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.
Money Market Instruments. The Fund may invest in money market instruments. Money market instruments are short-term, US dollar-denominated debt instruments issued or guaranteed by domestic and foreign corporations and financial institutions, the U.S. government, its agencies and instrumentalities and other entities. Money market instruments include certificates of deposit, commercial paper, repurchase agreements, treasury bills, certain asset-backed securities and other short term debt obligations that have a final maturity, as defined under rules under the Investment Company Act of 1940 of 397 days or less. They may
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have fixed, variable or floating interest rates. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund’s investments to fall.
Asset Allocation Risk. Because the Fund typically invests in a combination of securities, the Fund’s ability to achieve its investment objective depends largely upon selecting the best mix of investments. There is the risk that the portfolio managers’ evaluations and assumptions regarding market conditions may be incorrect. During periods of rapidly rising stock prices, the Fund might not achieve growth in its share prices to the same degree as funds focusing only on stocks. The Fund’s investments in stocks may make it more difficult to preserve principal during periods of stock market volatility. The Fund’s use of a particular investment style might not be successful when that style is out of favor and the Fund’s performance may be adversely affected by the asset allocation decisions.
Industry and Sector Focus. The Fund may from time to time have a significant amount of its assets invested in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund has a significant amount of its assets invested in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Portfolio Turnover. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees, dealer mark-ups or other transaction costs, which can adversely affect performance. The Financial Highlights tables at the end of this prospectus show the predecessor fund’s portfolio turnover rates during past fiscal years.
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term, which are taxed at a higher rate than long term gains.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Additional Investment Information. In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
When-Issued or Delayed-Delivery Transactions.The Fund may purchase securities on a “when-issued” basis and may purchase or sell such securities on a “delayed-delivery” basis. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction, with payment and delivery of the security made at a later date. When purchasing securities in this manner, during the period between purchase and settlement, the Fund makes no payment to the issuer (or seller) of the security and no interest accrues to the Fund from the investment.
The securities are subject to changes in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the Fund paid. The Fund may lose money if the value of the security declines below the purchase price.
The Fund will not commit more than 15% of its net assets under these transactions.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as “restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will comply with Rule 22e-4 under the Investment Company Act of 1940 in managing its illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Investments in Mining Securities and Metal Investments. The Fund may invest directly in, or indirectly through the Subsidiary or by means of derivative instruments, securities issued by companies that are involved in mining or processing or dealing in gold or other metals or minerals. These securities are described as “Mining Securities.” The Fund may also invest up to 10% of its total assets in gold or silver bullion, in other precious metals, in metals naturally occurring with precious metals, in certificates representing an ownership interest in those metals, and in gold or silver coins. These investments are referred to as “Metal Investments.”
Risks of Investments in Mining Securities and Metal Investments. Investments in Mining Securities and Metal Investments involve additional risks and considerations not typically associated with other types of investments: (1) the risk of substantial price fluctuations of gold and precious metals; (2) the concentration of gold supply is mainly in five territories (South Africa, Australia, the Commonwealth of Independent States (the former Soviet Union), Canada and the United States), and the prevailing economic and political conditions of these countries may have a direct effect on the production and marketing of gold and sales of central bank gold holdings; (3) unpredictable international monetary policies, economic and political conditions; (4) possible U.S. governmental regulation of Metal Investments, as well as foreign regulation of such investments; and (5) possible adverse tax consequences for the Fund in making Metal Investments, if it fails to qualify as a “regulated investment company” under the Internal Revenue Code.
To the extent the Fund invests in gold or silver bullion, it will earn no income. However, the Fund may realize gains as a result of the sale of those investments after an appreciation in the market price and such investments may incur higher storage and custody costs as compared to purchasing, holding and selling more traditional investments.
Investments in metals entail the risk that the Fund might not qualify as a “regulated investment company,” under the Internal Revenue Code because any gains from the sale of those investments would not constitute “qualifying income” under Subchapter M of the Code. As explained under
19        Invesco Fundamental Alternatives Fund

“Investments in the Fund’s Wholly-Owned Subsidiary” in this prospectus, Subchapter M requires, among other things, that at least 90% of the Fund’s gross income be derived from qualifying sources. The “Taxes” section in this prospectus and “Distributions and Taxes” section in the Statement of Additional Information provides additional information about the Fund’s tax implications.
Investing in Gold ETFs. Shares of Gold ETFs generally represent units of fractional undivided beneficial interests in a trust. The shares are intended to reflect the performance of the price of gold bullion. Because a Gold ETF has operating expenses and transaction and other costs (including storage and insurance costs) while the price of gold bullion does not, a Gold ETF will sell gold from time to time to pay expenses. This will reduce the amount of gold represented by each Gold ETF share, irrespective of whether the trading price of the shares rises or falls in response to changes in the price of gold. An investment in a Gold ETF is subject to all of the risks of investing directly in gold bullion, including tax risks. In addition, the market value of the shares of the Gold ETF may differ from its net asset value because the supply and demand in the market for shares of the Gold ETF at any point in time is not always identical to the supply and demand in the market for the underlying assets. Gold ETFs also have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of those costs. Under certain circumstances, a Gold ETF could be terminated. Should termination occur, the Gold ETF could have to liquidate its holdings at a time when the price of gold is falling.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco Advisers, Inc. serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.80% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■
Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 1998.
■
Tarun Gupta, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2012 to 2019, he was employed by AQR Capital Management where he served as a Managing Director and a Vice President.
■
Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 1994.
■
Jay Raol, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2010.
■
Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 1999.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers' investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of The Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC).
20        Invesco Fundamental Alternatives Fund

For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
21        Invesco Fundamental Alternatives Fund

Consolidated Financial Highlights
The consolidated financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The consolidated financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the Fund or predecessor fund or class of Fund or predecessor fund shares . The consolidated financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s consolidated financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Year ended 10/31/20	$ 26.83	$ 0.28	$ (0.07)	$ 0.21	$ (0.54)	$ 26.50	0.77%	$ 386,680	1.56%(e)	1.61%(e)	1.52%(e)	1.07%(e)	223%
Year ended 10/31/19	27.42	0.69	(0.82)	(0.13)	(0.46)	26.83	(0.45)	441,060	1.64	1.71	1.38	2.59	289
Year ended 10/31/18	27.21	0.45	0.19	0.64	(0.43)	27.42	2.34	477,683	1.96	1.99	1.35	1.67	155
Year ended 10/31/17	26.81	0.38	0.09	0.47	(0.07)	27.21	1.79	560,359	1.72	1.76	1.36	1.39	168
Year ended 10/31/16	27.00	0.27	(0.32)	(0.05)	(0.14)	26.81	(0.18)	675,558	1.99	2.03	1.35	1.02	131

Class C
Year ended 10/31/20	23.60	0.07	(0.07)	0.00	(0.24)	23.36	0.00	27,495	2.33(e)	2.35(e)	2.28(e)	0.30(e)	223
Year ended 10/31/19	24.17	0.43	(0.74)	(0.31)	(0.26)	23.60	(1.25)	38,860	2.42	2.47	2.14	1.81	289
Year ended 10/31/18	24.03	0.22	0.16	0.38	(0.24)	24.17	1.59	89,319	2.72	2.75	2.11	0.90	155
Year ended 10/31/17	23.85	0.15	0.08	0.23	(0.05)	24.03	0.96	110,630	2.49	2.53	2.13	0.62	168
Year ended 10/31/16	24.15	0.06	(0.28)	(0.22)	(0.08)	23.85	(0.91)	139,374	2.75	2.79	2.11	0.25	131

Class R
Year ended 10/31/20	25.60	0.21	(0.07)	0.14	(0.45)	25.29	0.51	13,867	1.82(e)	1.86(e)	1.78(e)	0.81(e)	223
Year ended 10/31/19	26.18	0.59	(0.78)	(0.19)	(0.39)	25.60	(0.70)	16,296	1.91	1.97	1.64	2.33	289
Year ended 10/31/18	26.02	0.36	0.17	0.53	(0.37)	26.18	2.07	19,426	2.23	2.26	1.62	1.40	155
Year ended 10/31/17	25.69	0.29	0.10	0.39	(0.06)	26.02	1.51	21,058	1.98	2.02	1.62	1.12	168
Year ended 10/31/16	25.89	0.19	(0.30)	(0.11)	(0.09)	25.69	(0.44)	20,567	2.26	2.30	1.62	0.75	131

Class Y
Year ended 10/31/20	27.47	0.36	(0.08)	0.28	(0.61)	27.14	1.00	165,217	1.31(e)	1.35(e)	1.27(e)	1.32(e)	223
Year ended 10/31/19	28.07	0.77	(0.84)	(0.07)	(0.53)	27.47	(0.22)	266,741	1.41	1.47	1.14	2.82	289
Year ended 10/31/18	27.86	0.52	0.19	0.71	(0.50)	28.07	2.59	352,559	1.73	1.76	1.12	1.90	155
Year ended 10/31/17	27.47	0.45	0.09	0.54	(0.15)	27.86	1.98	405,224	1.49	1.53	1.13	1.61	168
Year ended 10/31/16	27.68	0.32	(0.29)	0.03	(0.24)	27.47	0.08	398,708	1.81	1.85	1.17	1.16	131

Class R5
Year ended 10/31/20	26.87	0.39	(0.05)	0.34	(0.66)	26.55	1.23	10	1.14(e)	1.15(e)	1.10(e)	1.49(e)	223
Period ended 10/31/19(f)	26.56	0.35	(0.04)	0.31	—	26.87	1.17	10	1.25(g)	1.35(g)	1.02(g)	2.97(g)	289

Class R6
Year ended 10/31/20	27.60	0.41	(0.08)	0.33	(0.66)	27.27	1.19	215,374	1.12(e)	1.14(e)	1.08(e)	1.51(e)	223
Year ended 10/31/19	28.21	0.82	(0.86)	(0.04)	(0.57)	27.60	(0.08)	175,917	1.23	1.29	0.96	3.00	289
Year ended 10/31/18	28.00	0.57	0.19	0.76	(0.55)	28.21	2.77	211,904	1.58	1.61	0.97	2.05	155
Year ended 10/31/17	27.60	0.50	0.10	0.60	(0.20)	28.00	2.18	151,697	1.29	1.32	0.92	1.80	168
Year ended 10/31/16	27.79	0.37	(0.29)	0.08	(0.27)	27.60	0.29	130,790	1.61	1.65	0.97	1.35	131

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.02%, 0.01%, 0.00%, 0.00%, and 0.02% for the years ended October 31, 2020, 2019, 2018, 2017 and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)
Ratios are based on average daily net assets (000’s omitted) of $412,057, $32,656, $15,053, $208,642, $10 and $179,971 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Commencement date after the close of business on May 24, 2019.
(g)	Annualized.
22        Invesco Fundamental Alternatives Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
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Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
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Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
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Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
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Invesco Limited Term Municipal Income Fund, Class A2 shares.
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Invesco Government Money Market Fund, Investor Class shares.
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Invesco Premier Portfolio, Investor Class shares.
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Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
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Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
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All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
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Class A shares: 0.25%
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Class C shares: 1.00%
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Class P shares: 0.10%
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Class R shares: 0.50%
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Class S shares: 0.15%
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Invesco Cash Reserve Shares: 0.15%
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Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
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Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
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Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
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with assets of at least $1 million; or
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with at least 100 employees eligible to participate in the plan; or
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that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
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Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
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Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
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Funds of funds or other pooled investment vehicles.
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Insurance company separate accounts.
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Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
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Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
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Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
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Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
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Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
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reinvesting dividends and distributions;
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exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
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purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
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purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
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Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
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Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
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Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
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Shares purchased through a Merrill Lynch affiliated investment advisory program;
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Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
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Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
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Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
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Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
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Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
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Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
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Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
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CDSC Waivers on A and C Shares available at Merrill Lynch
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Death or disability of the shareholder;
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Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
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Return of excess contributions from an IRA Account;
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Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
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Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
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Shares acquired through a right of reinstatement;
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Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
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Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
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Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
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Breakpoints as described in this prospectus;
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Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
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Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
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Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
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Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
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Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
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Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
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Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
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Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
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Shares purchased through a Morgan Stanley self-directed brokerage account;
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Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
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Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
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Front-end sales load waivers on Class A shares available at Raymond James
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Shares purchased in an investment advisory program.
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Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
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Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
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A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
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CDSC Waivers on Classes A and C shares available at Raymond James
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Death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
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Return of excess contributions from an IRA Account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
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Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
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Shares acquired through a right of reinstatement.
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Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
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Breakpoints as described in this prospectus.
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Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
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Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
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Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
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Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
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A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
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CDSC Waivers on Classes A and C shares available at D.A. Davidson
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Death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
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Return of excess contributions from an IRA Account.
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Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
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Shares acquired through a right of reinstatement.
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Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
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Breakpoints as described in this prospectus.
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Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
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Front-end sales charge waivers on Class A shares available at Janney
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
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Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
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Shares acquired through a right of reinstatement.
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Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
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CDSC waivers on Class A and C shares available at Janney
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Shares sold upon the death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
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Shares purchased in connection with a return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
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Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
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Shares acquired through a right of reinstatement.
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Shares exchanged into the same share class of a different fund.
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Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
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Breakpoints as described in the fund’s Prospectus.
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Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
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Front-end Sales Load Waivers on Class A Shares available at OPCO
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Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
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Shares purchased by or through a 529 Plan
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Shares purchased through an OPCO affiliated investment advisory program
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
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A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
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Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■
Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
■
Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

■
Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■
Conversions into Class A from Class A2 of the same Fund.
■
Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■
Reject or cancel all or any part of any purchase or exchange order.
■
Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
■
Modify or terminate any sales charge waivers or exceptions.
■
Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■
Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Fundamental Alternatives Fund SEC 1940 Act file number: 811-05426

invesco.com/us	O-FALT-PRO-1

Prospectus
February 22, 2021
Class: A (QVGIX), C (QGRCX), R (QGRNX), Y (QGRYX), R5 (GLALX), R6 (QGRIX)

Invesco Global Allocation Fund
(Prior to September 30, 2020, the Fund was known as Invesco Oppenheimer Global Allocation Fund.)
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
■
is not FDIC insured;
■
may lose value; and
■
is not guaranteed by a bank.

        Invesco Global Allocation Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary) are included in the table.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.29	0.29	0.29	0.29	0.09	0.09

Acquired Fund Fees and Expenses	0.14	0.14	0.14	0.14	0.14	0.14

Total Annual Fund Operating Expenses	1.46	2.21	1.71	1.21	1.01	1.01

Fee Waiver and/or Expense Reimbursement[2,3]	0.11	0.11	0.11	0.11	0.11	0.11

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35	2.10	1.60	1.10	0.90	0.90

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
"Fee Waiver and/or Expense Reimbursement” have been restated to reflect current fees.
3
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	680$	976$	1,294$	2,191$

Class C	313$	681$	1,175$	2,346$

Class R	163$	528$	918$	2,010$

Class Y	112$	373$	654$	1,456$

Class R5	92$	311$	547$	1,226$

Class R6	92$	311$	547$	1,226$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	680$	976$	1,294$	2,191$

Class C	213$	681$	1,175$	2,346$

Class R	163$	528$	918$	2,010$

Class Y	112$	373$	654$	1,456$

Class R5	92$	311$	547$	1,226$

Class R6	92$	311$	547$	1,226$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by allocating its assets among equity securities, fixed-income securities, and various other types of investments, from all over the world. The Fund will attempt to take advantage of long- and short-term fluctuations in the global markets by allocating its assets across a variety of asset classes. Such allocations may vary significantly from time to time. The Fund may invest in any market that the portfolio manager believes may offer an attractive investment opportunity. This investment flexibility is intended to allow the Fund to respond to, and seek to benefit from, changes in the global economic, political, and social landscape. The portfolio manager will analyze the overall investment opportunities and risks in the global markets and across asset classes in making investment decisions.
Generally, there are no geographic restrictions on where the Fund may invest and no restrictions on the amount of the Fund’s assets that can be invested in either U.S. or foreign securities, including securities of issuers in developing and emerging markets. Generally, during normal market conditions, the Fund will include a mix of equity securities, fixed-income securities, and various other types of investments. At any given time, however, the Fund may emphasize fixed-income securities, equity securities or other types of investments.
The Fund may invest in all types of equity securities, including common stock, preferred stock, convertible securities, rights and warrants, and other securities or instruments whose prices are linked to the value of common stock. The Fund does not limit its investments to issuers in a particular market capitalization range and at times may invest a substantial portion of its assets in one or more particular market capitalization ranges.
The Fund may invest in debt securities of any kind and of varying duration and maturities. Examples include, but are not limited to, securities that pay a fixed or fluctuating rate of interest, securities convertible into equity securities, securities issued or guaranteed by the U.S. federal and
1        Invesco Global Allocation Fund

state governments or by their agencies and instrumentalities, securities issued or guaranteed by foreign governments, international agencies or supranational entities, securities issued or guaranteed by domestic or foreign private issuers, mortgage-backed or other asset-backed securities, inflation-indexed bonds, structured notes, loan assignments and loan participations.
The Fund may invest in below-investment-grade debt securities (commonly referred to as “junk bonds”), including distressed securities. Investment-grade debt securities are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody’s Investors Service (Moody’s) or S&P Global Ratings (S&P). The Fund may also invest in unrated securities, in which case the Fund’s investment adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.
The Fund may also invest in certain restricted securities including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (referred to as Rule 144A Securities).
The portfolio manager may seek to adjust exposures, enhance investment returns, and hedge market risks through the use of short sales and a variety of derivative instruments including, but not limited to, futures, options, forward contracts and swaps. The Fund may invest in the securities of other investment companies, including exchange-traded funds (ETFs), as well as other entities sponsored and/or advised by the investment adviser or an affiliate, subject to the limits of the Investment Company Act of 1940 or any exemptive relief therefrom. In addition, the Fund may invest in other types of investments including, but not limited to, commodity futures, event-linked securities, currency-related investments, real estate-related investments and precious metals-related investments.
The Fund may invest up to 25% of its total assets in a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the Subsidiary). The Subsidiary invests in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange traded funds and other exchange-traded products related to gold or other special minerals (Gold ETFs). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund. The Fund’s investment in the Subsidiary may vary based on the portfolio manager’s use of different types of commodity-linked derivatives, fixed-income securities, Gold ETFs, and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.
The Fund’s holdings may at times differ significantly from the weightings of the indices comprising its custom index (the Custom Index). The Fund’s Custom Index is a customized weighted index currently comprised of the following underlying broad-based security indices: 60% of the MSCI All Country World Index and 40% of the Bloomberg Barclays Global Aggregate Bond Index, Hedged. The Fund is not managed to be invested in the same percentages as those indices comprising the Reference Index.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Asset Allocation Risk. Because the Fund typically invests in a combination of securities, the Fund’s ability to achieve its investment objective depends largely upon selecting the best mix of investments. There is the risk that the portfolio managers’ evaluations and assumptions regarding market conditions may be incorrect. During periods of rapidly rising stock prices, the Fund might not achieve growth in its share prices to the same degree as funds focusing only on stocks. The Fund’s investments in stocks may make it more difficult to preserve principal during periods of stock market volatility. The Fund’s use of a particular investment style might not be successful when that style is out of favor and the Fund’s performance may be adversely affected by the asset allocation decisions.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Risks of Other Equity Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and
2        Invesco Global Allocation Fund

assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
Industry and Sector Focus. The Fund may from time to time have a significant amount of its assets invested in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund has a significant amount of its assets invested in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The Fund measures the market capitalization of an issuer at the time of investment.
Risks of Investments in Other Investment Companies. As an investor in another investment company, the Fund would be subject to the risks of that investment company’s portfolio. Investing in another investment company may also involve paying a premium above the value of that investment company’s portfolio securities and is subject to a ratable share of that investment company’s expenses, including its advisory and administration expenses. The Fund does not intend to invest in other investment companies unless it is believed that the potential benefits of the investment justify the payment of any premiums, expenses or sales charges. The Investment Company Act of 1940 also imposes limitations on mutual funds’ investments in other investment companies.
The Fund may also invest in exchange-traded funds (ETFs), which are subject to all the risks of investing in investment companies as described above. Because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, shares of ETFs potentially may trade at a discount or a premium to their net asset value. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged, which may result in economic leverage, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.
Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be
3        Invesco Global Allocation Fund

able to readily sell bonds at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Risks of Below-Investment-Grade Securities. As compared to investment-grade debt securities, below-investment-grade debt securities (also referred to as “junk” bonds), whether rated or unrated, may be subject to greater price fluctuations and increased credit risk, as the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.
Because the Fund can invest without limit in below-investment-grade securities, the Fund’s credit risks are greater than those of funds that buy only investment-grade securities.
LIBOR Transition Risk. The Fund invests in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is currently anticipated that LIBOR will cease to be published after that time, although there are initiatives underway for the discontinuation to be extended beyond 2021 for certain LIBOR rates. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well developed securities markets and exchanges that may be substantially less liquid than those of more developed markets, and investments in such securities markets may be subject to unexpected market closures. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. The ability to bring and enforce actions in developing and emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Other risks may include additional transaction costs and difficulty related to the quality, availability and timeliness of information. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Companies in developing and emerging market countries may also generally be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies.
4        Invesco Global Allocation Fund

Eurozone Investment Risks. Certain of the regions in which the Fund may invest, including the European Union (EU), currently experience significant financial difficulties. Following the global economic crisis that began in 2008, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets. Additionally, the United Kingdom’s departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.
Rule 144A Securities. Certain securities in which the Fund may invest are Rule 144A Securities. Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers.
Risks of Alternative Investment Strategies . The Fund utilizes alternative investment strategies, which are strategies that the portfolio manager expects to result in investment performance that does not correlate with the performance of traditional asset classes, such as equity and fixed-income investments. The Fund also seeks to utilize a diverse mix of alternative investment strategies, in the hope that individual strategies yield low performance correlation to other alternative investment strategies used by the Fund. However, alternative investments may be more volatile or illiquid, particularly during periods of market instability, and the Fund cannot guarantee that diverse alternative investment strategies will yield uncorrelated performance under all market conditions. In addition, the particular mix of alternative investments in the Fund’s portfolio may not be sufficiently diversified. The Fund is subject to the risk that its alternative investments may undergo a correlation shift, resulting in returns that are correlated with the broader market and/or with the Fund’s other alternative investments.
Risks of Event-Linked Securities. Event-linked securities (including “catastrophe” bonds and other insurance-linked securities) are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a trigger event, such as a hurricane, earthquake, or other catastrophe or series of catastrophe events that leads to physical or economic loss(es). If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal and additional interest. Event-linked securities may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences.
Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives are required to be executed on a regulated market and/or cleared through a clearinghouse. Entering into a derivative transaction with a clearinghouse may entail further risks and costs.
Risks of Hedging. The Fund may engage in “hedging” strategies, including short sales, futures and other derivatives in an effort to protect assets from losses due to declines in the value of the Fund’s portfolio. There are risks in the use of these investment and trading strategies. There can be no assurance that the hedging strategies used will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions. If the Fund uses a hedging strategy at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund’s return. In some cases, derivatives or other investments may be unavailable, or the investment adviser may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Fund. No assurance can be given that the investment adviser will employ hedging strategies with respect to all or any portion of the Fund’s assets.
Risks of Commodity-Linked Investments. Commodity-linked investments are considered speculative and have substantial risks, including the risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including for example agricultural, economic and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments. The tax treatment of commodity-linked investments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level.
Risks of Investments in the Fund’s Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Adviser. Therefore, the Fund’s ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders.
In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/ or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or the Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative,
5        Invesco Global Allocation Fund

regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Allocation Fund (the predecessor fund) as the result of a reorganization of the predecessor Fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and additional indices with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund and the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	December 31, 2020	14.42%
Worst Quarter	March 31, 2020	-13.58%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A
Return Before Taxes	11/1/1991	8.14%	6.44%	5.09%	—%
Return After Taxes on Distributions		8.14	5.70	4.41	—
Return After Taxes on Distributions and Sale of Fund Shares		4.82	4.80	3.78	—

Class C	9/1/1993	12.54	6.85	5.06	—

Class R	3/1/2001	14.17	7.39	5.43	—

Class Y	5/1/2000	14.75	7.93	5.98	—

Class R5	5/24/2019	14.99	[1]7.80	[1]5.76	—

Class R6	2/28/2012	14.94	8.12	—	6.95

MSCI All Country World Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		16.25	12.26	9.13	—

Bloomberg Barclays Global Aggregate Bond Index, Hedged (reflects no deduction for fees, expenses or taxes)		5.58	4.49	4.18	—

Custom Invesco Global Allocation Index (60% MCSI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index Hedged) (reflects no deduction for fees, expenses or taxes)		12.94	9.43	7.43	—

1
Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Alessio de Longis	Portfolio Manager	2019 (predecessor fund 2015)

Duy Nguyen	Portfolio Manager	2020

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

6        Invesco Global Allocation Fund

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry.
In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Asset Allocation Risk. Because the Fund typically invests in a combination of securities, the Fund’s ability to achieve its investment objective depends largely upon selecting the best mix of investments. There is the risk that the portfolio managers’ evaluations and assumptions regarding market conditions may be incorrect. During periods of rapidly rising stock prices, the Fund might not achieve growth in its share prices to the same degree as funds focusing only on stocks. The Fund’s investments in stocks may make it more difficult to preserve principal during periods of stock market volatility. The Fund’s use of a particular investment style might not be successful when that style is out of favor and the Fund’s performance may be adversely affected by the asset allocation decisions.
Common Stock and Other Equity Investments. Equity securities include common stock, preferred stock, rights, warrants and certain securities that are convertible into common stock. Equity investments may be exchange-traded or over-the-counter securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of equity securities generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry) their share values may fluctuate more in response to events affecting the market for that type of security.
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Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.
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Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of
7        Invesco Global Allocation Fund

debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
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Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
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Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. The market value of a convertible security reflects both its “investment value,” which is its expected income potential, and its “conversion value,” which is its anticipated market value if it were converted. If its conversion value exceeds its investment value, the security will generally behave more like an equity security, in which case its price will tend to fluctuate with the price of the underlying common stock or other security. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, in which case the security’s price will likely increase when interest rates fall and decrease when interest rates rise. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Most convertible securities will vary, to some extent, with changes in the price of the underlying common stock and are therefore subject to the risks of that stock. In addition, convertible securities may be subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. However, credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities. Some convertible preferred stocks have a mandatory conversion feature or a call feature that allows the issuer to redeem the stock on or prior to a mandatory conversion date. Those features could diminish the potential for capital appreciation on the investment.
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The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore may invest in securities of large-, mid- and small-sized issuers. At times, the Fund may focus its equity investments in securities of one or more capitalization ranges, based on the Manager’s judgment of where the best market opportunities are and whether the market favors or disfavors securities of issuers of a particular capitalization range.
Small- and Mid-Capitalization Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-capitalization,” “mid-capitalization” or “large-capitalization” company may change over time as well. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio. That might cause the Fund to realize capital gains on an investment and could increase taxable distributions to shareholders. When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Growth Investing. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. Growth companies can be new companies or established companies that may be entering a growth cycle in their business. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings into research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases.
Risks of Growth Investing. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or
8        Invesco Global Allocation Fund

when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Value Investing. Value investing seeks stocks that are priced below their intrinsic or prospective worth. Value investing uses fundamental analysis and research to seek to identify issuers whose securities are undervalued in the marketplace in relation to factors such as their earnings potential, assets, industry position, management strength and cash flows. Undervalued companies may have lower stock prices because the market is not aware of their intrinsic value or does not yet fully recognize their future potential. The price of those securities may increase if other investors recognize a company’s current or potential worth.
Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.
Industry and Sector Focus. The Fund may from time to time have a significant amount of its assets invested in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund has a significant amount of its assets invested in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Investments in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds, unit investment trusts and business development companies subject to the limits of the Investment Company Act of 1940. One reason the Fund might do so is to gain exposure to segments of the markets represented by another fund, at times when the Fund might not be able to buy the particular type of securities directly. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses. The Fund does not intend to invest in other investment companies unless it is believed that the potential benefits of the investment justify the expenses. The Fund’s investments in the securities of other investment companies are subject to the limits that apply to those types of investments under the Investment Company Act of 1940.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investments, but nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.
Debt Securities. The Fund may invest in debt securities, including, but not limited to: U.S. and foreign government bonds and notes, collateralized mortgage obligations and other mortgage-related securities, asset-backed securities, participation interests in loans, investments in pooled investment entities (including those that invest in loans), “structured” notes, corporate debt obligations, including below-investment-grade, high-yield domestic and foreign corporate debt obligations, and zero-coupon and stripped securities.
Debt securities may be subject to the following risks:
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Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. Additionally, when interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise and the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
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Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer’s securities.
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Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market
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expects lower grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
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Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
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Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
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Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
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Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or the realization of capital gain allocated to shareholders, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the Fund’s operations, universe of potential investment options, and return potential.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Credit Quality. The Fund may invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service (Moody’s) or S&P Global Ratings (S&P) (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned. Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The investment adviser also may use its own research and analysis to assess those risks. If a bond is insured,
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it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an Appendix to the Statement of Additional Information.
Unrated Securities. The investment adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
In evaluating the credit quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the investment adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.
High-Yield, Below-Investment-Grade Debt Securities. The Fund can invest in high-yield, below-investment-grade fixed-income securities of U.S. and foreign issuers. Those securities may include, among others: bonds, debentures, notes, preferred stock, loan participation interests, “structured” notes, commercial mortgage-backed securities, and asset-backed securities. There are no limits on the amount of the Fund’s assets that can be invested in securities rated below-investment-grade. These securities are generally considered speculative.
Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as “junk bonds”) generally have higher yields than investment-grade securities but also have higher risk profiles. Below-investment-grade securities are considered to be speculative and entail greater risk with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade securities, especially during times of weakening economic conditions or rising interest rates. These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund’s net asset value may be affected by declines in the value of below-investment-grade securities. The major risks of below-investment-grade securities include:
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Prices of below-investment-grade securities may be subject to extreme price fluctuations, even under normal market conditions. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below-investment-grade securities than on the prices of investment-grade securities.
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Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. Issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of investment-grade securities. Issuers of below-investment-grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
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In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of the holders of below-investment-grade securities.
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Below-investment-grade securities may be less liquid than investment-grade securities, even under normal market conditions. There are fewer dealers in the below-investment-grade securities market and there may be significant differences in the prices quoted by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.
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Below-investment-grade securities typically contain redemption provisions that permit the issuer of the securities containing such provisions to redeem the securities at its discretion. If the issuer redeems below-investment-grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.
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Below-investment-grade securities markets may be more susceptible to real or perceived adverse credit, economic, or market conditions than investment-grade securities.
Distressed Debt Securities. The Fund may invest in debt securities issued by companies that are involved in reorganizations, financial restructurings or bankruptcy. Such distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in below-investment-grade debt securities. The Fund will generally not receive interest payments on the distressed securities and may also incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Price Arbitrage. Because the Fund can invest in below-investment-grade bonds that may trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
LIBOR Transition Risk. The Fund invests in financial instruments that utilize the London Interbank Offered Rate (LIBOR) as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is currently anticipated that LIBOR will cease to be published after that time, although there are initiatives underway for the discontinuation to be extended beyond 2021 for certain LIBOR rates. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate (e.g., the Secured Overnight Financing Rate (SOFR), which is intended to replace the U.S. dollar LIBOR) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to
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increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; increased difficulty in borrowing or refinancing and diminished effectiveness of any applicable hedging strategies against instruments whose terms currently include LIBOR; and/or costs incurred in connection with temporary borrowings and closing out positions and entering into new agreements. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.
Foreign Investing. The Fund may buy stocks and other equity securities of companies that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
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Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
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Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
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Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
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Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
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Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
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Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
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Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
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Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in adifferent region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
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Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries. Unexpected market closures may also affect investments in developing or emerging markets.
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Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
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Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities. Developing or emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes.
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Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes and trade conditions. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets, and there may be difficulty related to the quality, availability and timeliness of information. In addition, the taxation systems at the federal, regional and local levels in developing or emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Developing or emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources.
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Less Developed Legal Systems. Developing or emerging market countries may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in developing or emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue.
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Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
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Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
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Financial Reporting Standards. Companies in developing or emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in developing or emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain developing or emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain developing or emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of developing or emerging market issuers meet PCAOB standards.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).
The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund (IMF), or other governments and institutions to address those issues. Failure by one or more EU member states to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, the United Kingdom’s departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
U.S. Government Securities. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Some of those securities are directly issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government. “Full faith and credit” means that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security.
Some securities issued by U.S. government agencies, such as Government National Mortgage Association pass-through mortgage obligations (Ginnie Maes), are also backed by the full faith and credit of the U.S. government. Others are supported only by the credit of the agency that issued them (for example, obligations issued by the Federal Home Loan Banks, “Fannie Mae” bonds issued by the Federal National Mortgage Association and “Freddie Mac” obligations issued by the Federal Home Loan Mortgage Corporation). In September 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship.
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U.S. Treasury Securities. Treasury securities are backed by the full faith and credit of the U.S. government for payment of interest and repayment of principal and have relatively little credit risk. Some of the securities that are issued directly by the U.S. Treasury are: Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years when issued), Treasury bonds (having maturities of more than ten years when issued) and Treasury Inflation-Protection Securities (TIPS). While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.
Treasury inflation-protection securities (TIPS) are U.S. Treasury securities designed to protect against inflation. The interest rate paid on TIPS is fixed. The principal value rises or falls semi-annually based on published changes to the Consumer Price Index. If inflation occurs, the principal amount will be adjusted upwards, resulting in increased interest payments. If deflation occurs, the principal amount will be adjusted downwards, resulting in lower interest payments. The principal amount payable at maturity will be the greater of the adjusted principal amount and the original principal amount. While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.
Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers, such as corporations, banks, savings and loans, mortgage bankers and other non-governmental issuers. Mortgage-related securities may be issued in different series, each having different interest rates and maturities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-backed securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. The liquidity of mortgage-backed securities may change over time.
Mortgage-Related Government Securities. Mortgage-related securities that are U.S. government securities have collateral to secure payment of interest and principal. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.
Mortgage-Related Private Issuer Securities. Primarily these investments include multi-class debt or pass-through certificates secured by mortgage loans, which may be issued by private issuers. Private-issuer mortgage-backed securities may include loans on residential or commercial properties. Mortgage-related securities, including collateralized mortgage obligations (CMOs), issued by private issuers are not U.S. government securities, making them subject to greater credit risks than U.S. government securities. Private issuer securities are subject to the credit risks of both the issuers and the underlying borrowers, although in some cases they may be supported by insurance or guarantees.
Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor.
Neither the Fund nor the investment adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.
Forward Rolls. The Fund can enter into “forward roll” transactions (also referred to as “mortgage dollar rolls”) with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund will bear the risk that the market value of the securities might decline below the price at which the Fund is obligated to repurchase them or that the counterparty might default in its obligations.
Money Market Instruments. The Fund may invest in money market instruments. Money market instruments are short-term, US dollar-denominated debt instruments issued or guaranteed by domestic and foreign corporations and financial institutions, the U.S. government, its agencies and instrumentalities and other entities. Money market instruments include certificates of deposit, commercial paper, repurchase agreements, treasury bills, certain asset-backed securities and other short term debt obligations that have a final maturity, as defined under rules under the Investment Company Act of 1940 of 397 days or less. They may have fixed, variable or floating interest rates. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund’s investments to fall.
Bank Obligations. Bank obligations include time deposits, certificates of deposit, bankers’ acceptances and other bank obligations that are fully insured by the Federal Deposit Insurance Corporation (FDIC). The FDIC currently insures the deposits of member banks up to $250,000 per account. Bank obligations also include obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or obligations of a foreign bank with total assets of at least U.S. $1 billion. Those banks may include commercial banks, savings banks, and savings and loan associations that may or may not be members of the FDIC.
Bank obligations may have a limited market and may be deemed “illiquid” unless the obligation, including principal amount plus accrued interest, is payable within seven days after demand. Time deposits that are subject to withdrawal notices and penalties, other than those maturing in seven days or less, are also considered illiquid investments.
Commercial Paper. The Fund can invest in commercial paper if it is rated within the top two rating categories of S&P Global Ratings (S&P), and Moody’s Investors Service (Moody’s). If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least “AA” by S&P or “Aa” by Moody’s. The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.
Repurchase Agreements. In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.
Reverse Repurchase Agreements. The Fund buys may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of an underlying debt obligation and the simultaneous agreement to repurchase it at an agreed upon price and date. These transactions involve
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the risk that the market value of the securities sold under a reverse repurchase agreement could decline below the cost of the obligation to repurchase them. The Fund will identify liquid assets on its books to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.
Floating Rate and Variable Rate Obligations. Some fixed-income securities have variable or floating interest rates. The interest rate on a floating rate note is adjusted automatically according to a stated prevailing market rate, such as a bank’s prime rate, the 91-day U.S. Treasury Bill rate, or some other standard. The instrument’s rate is adjusted automatically each time the base rate is adjusted. The interest rates on variable rate obligations are adjusted at stated periodic intervals. Generally, the changes in the interest rate on floating and variable rate obligations reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. A floating rate or variable rate obligation may meet the required credit quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.
Zero-Coupon and Stripped Securities. Some of the debt securities the Fund may invest in are zero-coupon or stripped securities. They may be issued by the U.S. government or private issuers. Zero-coupon securities pay no interest prior to their maturity date or another specified date in the future but are issued at a discount from their face value. Stripped securities are the separate income or principal components of a debt security. One component might receive all the interest and the other all the principal payments. The securities that are entitled to only the principal payments may be sold at a substantial discount from the market value of the initial security. Zero-coupon and stripped securities are particularly sensitive to changes in interest rates and may be subject to greater price fluctuations as a result of interest rate changes than interest bearing securities. The Fund may be required to pay a dividend of the imputed income on a zero-coupon or principal-only security at a time when it has not actually received the income. The values of interest-only and principal-only securities are also very sensitive to prepayments of underlying obligations. When prepayments tend to fall, the timing of the cash flows to principal-only securities increases, making them more sensitive to interest rates. The market for zero-coupon and stripped securities may be limited, making it difficult for the Fund to value them or dispose of its holdings quickly at an acceptable price.
Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay, refuse, or otherwise be unable to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay, and there are no bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others. Sovereign debt securities issued by certain “supra-national” entities, such as the World Bank, are subject to the risk that the supra-national entity is unable to repay its borrowings and that the governmental members of such supra-national entity are unable or unwilling to make capital contributions to enable the supra-national entity to do so.
Rule 144A Securities. Certain securities in which the Fund may invest are Rule 144A Securities. Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers.
Risks of Alternative Investment Strategies. The Fund utilizes alternative investment strategies, which are strategies that the portfolio manager expects to result in investment performance that does not correlate with the performance of traditional asset classes, such as equity and fixed-income investments. The Fund also seeks to utilize a diverse mix of alternative investment strategies, in the hope that individual strategies yield low performance correlation to other alternative investment strategies used by the Fund. However, alternative investments may be more volatile or illiquid, particularly during periods of market instability, and the Fund cannot guarantee that diverse alternative investment strategies will yield uncorrelated performance under all market conditions. In addition, the particular mix of alternative investments in the Fund’s portfolio may not be sufficiently diversified. The Fund is subject to the risk that its alternative investments may undergo a correlation shift, resulting in returns that are correlated with the broader market and/or with the Fund’s other alternative investments.
Event-Linked Securities. The Fund may invest in “event-linked” securities (including “catastrophe” bonds and other insurance-linked securities) or in interests in trusts and other pooled entities that invest primarily or exclusively in event-linked securities, including entities sponsored and/or advised by the investment adviser or an affiliate. Event-linked securities are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. In some cases, the trigger event will not be deemed to have occurred unless it is of a certain magnitude (based on scientific readings) or causes a certain measurable amount of loss to the issuer, a particular industry group, or a reference index. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal and additional interest.
Event-linked securities may be issued by government agencies, insurance companies, reinsurers, and financial institutions, among other issuers, or special purpose vehicles associated with the foregoing. Often event-linked securities provide for extensions of maturity in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred. An extension of maturity may increase a bond’s volatility.
Event-linked securities may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. Lack of a liquid market may result in higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked securities are typically rated by one or more nationally recognized statistical rating organizations and the Fund will only invest in event-linked securities that meet the credit quality requirements for the Fund.
Investing in Special Situations. At times, the Fund may seek to benefit from what are considered to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the anticipated change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
Cyclical Opportunities. At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that if a cyclical event does not have the anticipated effect, or when the issuer or industry is out of phase in the business cycle, the value of the Fund’s investment could fall.
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Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Option, futures, forward contracts, swaps and “structured” notes are some types of derivatives that the Fund may use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. Entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Risks of Leverage. Certain derivatives and other investments of the Fund involve a degree of leverage. Generally, leverage may occur when, in return for the potential to realize higher gain, an investment exposes the investor to a risk of loss that exceeds the amount invested. The Fund’s use of an economically leveraged derivative may provide the potential for investment gain or loss that may be several times greater than the change in value of the underlying security, asset, interest rate, index or currency upon which such derivative is based, which may result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. If the Fund uses derivatives for leverage, its share price will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of its investments.
The Fund is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, the Fund must identify liquid assets (sometimes referred to as “asset segregation”) or engage in other measures, with regard to its derivative instruments.
“Structured” Notes. “Structured” notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities, a commodity or the financial performance of one or more obligors. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, commodity or obligor.
Risks of “Structured” Notes. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.
In some cases, the Fund may invest in structured notes that pay an amount based on a multiple of the relative change in value of the underlying investment or index. This type of note increases the potential for income but at a greater risk of loss than a typical debt security of the same maturity and credit quality.
Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument.
Risks of Credit Default Swaps. Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Fund will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange the right to receive interest payments. For example, they might swap the right to receive floating rate payments based on a reference rate for the right to receive fixed rate payments. An interest rate swap enables an investor to buy or sell protection against changes in an interest rate. An interest rate swap may be embedded within a structured note or other derivative instrument.
Risks of Interest Rate Swaps. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference rate does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or asset or basket of securities or assets or a non-asset reference such as a securities or other type of index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.
Risks of Total Return Swaps. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Swaption Transactions. The Fund may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the “premium”) of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses
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on swaptions are reflected in investment assets and investment liabilities in the Fund’s statement of financial condition.
Volatility Swap Contracts. Volatility is a measure of the magnitude of fluctuations in the value of a security, currency, index or other financial instrument over a specified period of time. The Fund may enter into types of volatility swaps to hedge the volatility of a particular security, currency, index or other financial instrument, or to seek to increase its investment return. In volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period. For example, to hedge the risk that the value of an asset held by the Fund may fluctuate significantly over the Fund’s period of investment, the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of the asset over a specified time period is greater than a volatility rate agreed at the outset of the swap. Alternatively, if the investment adviser believes that a particular security, currency, index or other financial instrument will demonstrate more (or less) volatility over a period than the market’s general expectation, to seek to increase investment return the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of that underlying instrument over the period is more (or less) than the volatility rate agreed at the outset of the swap.
Risks of Volatility Swaps. Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the investment adviser is incorrect in its forecast of volatility for the underlying security, currency, index or other financial instrument that is the subject of the swap. If the investment adviser is incorrect in its forecast, the Fund would likely be required to make a payment to the counterparty under the swap. Volatility swaps can have the potential for unlimited losses.
Put and Call Options. The Fund may buy and sell call and put options on futures contracts (including commodity futures contracts), commodity indices, financial indices, securities indices, currencies, financial futures, swaps and securities. A call option gives the buyer the right, but not the obligation, to purchase an underlying asset at a specified (strike) price. A put option gives the buyer the right, but not the obligation, to sell an underlying asset at a specified price. Options may be traded on a securities or futures exchange or over-the-counter. Options on commodity futures contracts are traded on the same exchange on which the underlying futures contract is listed. The Fund may purchase and sell options on commodity futures listed on U.S. and foreign futures exchanges.
The Fund may sell call options if they are “covered.” That means that while the call option is outstanding, the Fund must either own the security subject to the call, or, for certain types of call options, identify liquid assets on its books that would enable it to fulfill its obligations if the option were exercised. The Fund may also sell put options. The Fund must identify liquid assets to cover any put options it sells.
Risks of Options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the call option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
Forward Contracts. Forward contracts are foreign currency exchange contracts that are used to buy or sell foreign currency for future delivery at a fixed price. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may use forward contracts to try to protect against declines in the U.S. dollar value of foreign securities that it owns and against increases in the dollar cost of foreign securities it anticipates buying. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases. Forward contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.
Risks of Forward Contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. Investments in forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transaction costs.
Futures Contracts. The Fund can buy and sell futures contracts, including financial futures contracts, currency futures contracts and commodities futures contacts. Futures contracts are agreements in which one party agrees to buy an asset from the other party at a later date at a price and quantity agreed-upon when the contract is made. Futures contracts are traded on futures exchanges, which offer a central marketplace in which to originate futures contracts and clear trades in a secondary market. Futures exchanges also provide standardization of expiration dates and contract sizes. Buyers of futures contracts do not own the underlying asset or commodity unless they decide to accept delivery at the expiration of the contract. Delivery of the underlying commodity to satisfy a commodity futures contract rarely occurs and buyers typically close-out their positions before expiration. Financial futures contracts are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price, and may be settled in cash or through delivery of the underlying instrument. The Fund’s investments in futures contracts may involve substantial risks.
Risks of Futures Contracts. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. Positions in futures contracts involve the posting of margin by the Fund in order to initiate futures contracts trading. Futures positions are also marked to market each day, requiring variation margin payments to be paid to or by the Fund. If the Fund has insufficient cash, it may have to sell securities from its portfolio in order to meet margin requirements, and at times when it is disadvantageous to do so. The risk of a position in a futures contract may be very large compared to the relatively low level of margin the Fund is required to deposit, such that futures contracts entail substantial leverage risk. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
Volatility Index Futures. Volatility index futures are contracts in which parties buy and sell the expectation of future volatility in the value of an index of equity securities (such as the S&P 500). A volatility index future references a particular market volatility index, which measures market expectations of near-term volatility in the value of a specified equity index conveyed by prices of options on that equity index.
Risks of Volatility Index Futures. Volatility index futures are subject to the risk that the Adviser is incorrect in its forecast of volatility for the underlying index, resulting in the Fund having to make a cash payment to settle the futures contract, and in certain instances, have the potential for unlimited loss.
Commodity-Linked Derivatives. A commodity-linked derivative is a derivative instrument whose value is linked to the price movement of a
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commodity, commodity index, or commodity option or futures contract. The value of some commodity-linked derivatives may be based on a multiple of those price movements. The Fund is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments.
Commodity-Linked Notes. A commodity-linked note is a derivative instrument that has characteristics of both a debt security and a commodity-linked derivative. It typically makes interest payments like a debt security and at maturity the principal payment is linked to the price movement of a commodity, commodity index, or commodity option or futures contract. Commodity-linked notes are typically issued by a bank, other financial institution or a commodity producer, and the Fund negotiates with the issuer to obtain specific terms and features that are tailored to the Fund’s investment needs. Commodity-linked notes may be principal-protected, partially-protected, or offer no principal protection. A principal protected commodity-linked note means that the issuer will pay, at a minimum, the par value of the note at maturity. With a partially-protected or no-principal-protection commodity-linked note, the Fund may receive at maturity an amount less than the note’s par value if the commodity, index or other economic variable value to which the note is linked declines over the term of the note.
Risks of Commodity-Linked Investments. Investments linked to the prices of commodities are considered speculative. The commodity-linked instruments in which the Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including: changes in supply and demand relationships, weather, agriculture, fiscal and exchange control programs, disease, pestilence, and international economic, political, military and regulatory developments. These events might have less impact on the values of stocks and bonds and can make commodity-linked investments more volatile than other types of investments. Commodity-linked investments entail the risk that the Fund might not qualify as a “regulated investment company” under the Internal Revenue Code and its income might become subject to income taxes, reducing returns to shareholders.
Commodity markets are also subject to temporary distortions and other disruptions due to lack of liquidity, the participation of speculators, and government regulation, among other factors. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in futures contract prices that may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices may have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices and could adversely affect the value of commodity-linked investments.
The tax treatment of commodity-linked investments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level.
Investments in the Fund’s Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions.
Investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code (Subchapter M). Subchapter M requires, among other things, that at least 90% of the
Fund’s gross income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). Income from certain of the commodity-linked derivatives in which the Fund invests may not be treated as “qualifying income” for purposes of the 90% income requirement. The tax treatment of commodity-related investments and income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. Should the IRS take action that adversely affects the tax treatment of investing in commodity-linked notes or the Subsidiary, it could limit the Fund’s ability to invest in commodity-related investments, and the Fund may incur transaction and other costs to comply with any new or additional guidance from the IRS.
If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at the corporate income tax rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. The Fund could be required to pay substantial taxes, penalties and interest and to make substantial distributions, in order to re-qualify for such special treatment.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as “restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will comply with Rule 22e-4 under the Investment Company Act of 1940 in managing its illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
When-Issued and Delayed-Delivery Transactions. The Fund may purchase securities on a “when-issued” basis and may purchase or sell such securities on a “delayed-delivery” basis. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction, with payment and delivery of the security made at a later date. When purchasing securities in this manner, during the period between purchase and settlement, the Fund makes no payment to the issuer (or seller) of the security and no interest accrues to the Fund from the investment.
The securities are subject to changes in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the Fund paid. The Fund may lose money if the value of the security has declined below the purchase price.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Additional Investment Information. In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
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The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Short Sales. The Fund may make short sales of securities, either as a hedge against the potential decline in value of a security that the Fund owns or to realize appreciation when a security that the Fund does not own declines in value. The Fund may also use derivative instruments to create a position that is economically similar to a short sale. A short sale involves selling a security that the Fund does not own and borrowing that security for delivery to the purchaser. The Fund would then be obligated to purchase the security at a later date in order to return it to the security’s lender. The Fund would realize a gain on the transaction if the price at which it sold the security was higher than the price at which it repurchased the security plus the costs of borrowing the security and any other transaction costs. The Fund will limit short sales to not more than 33 1/3% of its total assets.
Risks of Short Sales. There is no assurance that a security the Fund needs to buy to cover a short position will be available for purchase at a reasonable price. A short sale of a security creates the risk of an unlimited loss, since the price of the security could theoretically increase without limit. Purchasing securities to close out a short position can itself cause the price of the securities to rise further, thereby increasing the loss. Short sales may cause a higher portfolio turnover rate and increase the Fund’s brokerage and other transaction expenses. Short selling is considered a speculative investment practice.
Real Estate Investment Trusts. The Fund may invest in shares of real estate investment trusts, which are referred to as REITs. REITs pool investors’ funds for investment primarily in income-producing real estate or real estate related loans or interests. REITs can generally be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs are companies that primarily invest in real property and derive income mainly from the collection of rents. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are generally not taxed on distributed income if substantially all of its taxable income (other than net capital gains) is distributed to shareholders each year. As a result, REITs tend to pay higher dividends than other types of companies.
Real Estate Operating Companies. A REOC is similar to a REIT in that both may own and operate commercial and other real estate properties or make other real estate investments. A REOC has not elected to be taxed as a REIT, however. As a result, a REOC has fewer restrictions on its investments and does not typically pay any specific level of income. A REOC may reinvest all of its cash flow from operations back into the company which allows it to, for example, finance acquisitions and development projects to grow its business. REOCs do not benefit from the favorable tax treatment that is accorded to REITs, however.
Risks of Investments in REITS and Other Real Estate Related Securities. The performance of the Fund’s investment in REIT shares and other real estate related securities is closely linked to the performance of the real estate markets. Property values or revenues from real estate investments may fall due to many different factors, including but not limited to disruptions in real estate sales markets, increased vacancies or declining rents, increased property taxes and other operating costs, low demand and oversupply, the failure of borrowers to repay loans in a timely manner, changes in tax and regulatory requirements, changes in interest rates or rates of inflation, negative economic developments affecting businesses or individuals, obsolescence, competition, uninsured casualty losses, condemnation losses, environmental liabilities, lack of available credit or changes in federal or state taxation policies affecting real estate. The price of a real estate company’s securities may also drop because of dividend reductions, lowered credit ratings, poor company management, or other factors that affect companies in general. Mortgage REITs are particularly subject to interest rate risks.
REITs are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, REITs are subject to failure to qualify for pass-through of income under applicable tax laws. REITs and other real estate market securities whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. REIT and other real estate related securities tend to be small-to mid-cap stocks and are subject to risks of investing in small-to mid-cap stocks. Some of the REIT securities in which the Fund invests may be preferred stock. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.
Investments in Mining Securities and Metal Investments. The Fund may invest directly in, or indirectly through the Subsidiary or by means of derivative instruments, securities issued by companies that are involved in mining or processing or dealing in gold or other metals or minerals. These securities are described as “Mining Securities.” The Fund may also invest up to 10% of its total assets in gold or silver bullion, in other precious metals, in metals naturally occurring with precious metals, in certificates representing an ownership interest in those metals, and in gold or silver coins. These investments are referred to as “Metal Investments.”
Risks of Investments in Mining Securities and Metal Investments. Investments in Mining Securities and Metal Investments involve additional risks and considerations not typically associated with other types of investments: (1) the risk of substantial price fluctuations of gold and precious metals; (2) the concentration of gold supply is mainly in five territories (South Africa, Australia, the Commonwealth of Independent States (the former Soviet Union), Canada and the United States), and the prevailing economic and political conditions of these countries may have a direct effect on the production and marketing of gold and sales of central bank gold holdings; (3) unpredictable international monetary policies, economic and political conditions; (4) possible U.S. governmental regulation of Metal Investments, as well as foreign regulation of such investments; and (5) possible adverse tax consequences for the Fund in making Metal Investments, if it fails to qualify as a “regulated investment company” under the Internal Revenue Code.
To the extent the Fund invests in gold or silver bullion, it will earn no income. However, the Fund may realize gains as a result of the sale of those investments after an appreciation in the market price and such investments may incur higher storage and custody costs as compared to purchasing, holding and selling more traditional investments.
Investments in metals entail the risk that the Fund might not qualify as a “regulated investment company,” under the Internal Revenue Code because any gains from the sale of those investments would not constitute “qualifying income” under Subchapter M of the Code. As explained under “Investments in the Fund’s Wholly-Owned Subsidiary” in this prospectus, Subchapter M requires, among other things, that at least 90% of the Fund’s gross income be derived from qualifying sources. The “Taxes” section in this prospectus and “Distributions and Taxes” section in the Statement of Additional Information provides additional information about the Fund’s tax implications.
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Investing in Gold ETFs. Shares of Gold ETFs generally represent units of fractional undivided beneficial interests in a trust. The shares are intended to reflect the performance of the price of gold bullion. Because a Gold ETF has operating expenses and transaction and other costs (including storage and insurance costs) while the price of gold bullion does not, a Gold ETF will sell gold from time to time to pay expenses. This will reduce the amount of gold represented by each Gold ETF share, irrespective of whether the trading price of the shares rises or falls in response to changes in the price of gold. An investment in a Gold ETF is subject to all of the risks of investing directly in gold bullion, including tax risks. In addition, the market value of the shares of the Gold ETF may differ from its net asset value because the supply and demand in the market for shares of the Gold ETF at any point in time is not always identical to the supply and demand in the market for the underlying assets. Gold ETFs also have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of those costs. Under certain circumstances, a Gold ETF could be terminated. Should termination occur, the Gold ETF could have to liquidate its holdings at a time when the price of gold is falling.
Municipal Securities. The Fund may invest in municipal securities. Municipal securities are fixed-income securities primarily issued by states, cities, counties and other governmental entities in the United States to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects, or financing public facilities. The interest received from most municipal bonds is exempt from federal, state or local income taxes in the municipalities where the bonds are issued, however the Fund can invest in municipal securities because the investment adviser believes they offer attractive yields relative to the yields and risks of other debt securities, rather than to seek tax-exempt interest income for distribution to shareholders.
Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk and credit risk. The value of the Fund’s investment in municipal securities will be highly sensitive to events affecting the fiscal stability of the states, municipalities, agencies, authorities and other instrumentalities that issue the municipal securities. In particular, economic, legislative, regulatory or political developments affecting the ability of a state’s issuers to pay interest or repay principal may significantly affect the value of the Fund’s investments in these securities. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, or changes in the credit ratings assigned to the state’s municipal issuers. Other occurrences, such as catastrophic natural disasters, can also adversely affect a state’s fiscal stability. National economic crises, such as occurred in the latter half of 2008 and early 2009, may cause deterioration in the economies of many states, resulting in an adverse impact on states’ spending, revenues and state budgets that can cause many states to operate under significant financial stress.
Special Considerations of Senior Loans and Other Loans. The Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.”
Senior loans typically have higher recoveries than other debt obligations that rank lower in the priority of payments for a particular debtor, because in most instances they take preference over those subordinated debt obligations, with respect to payment of interest and principal, and over stock. However, the Fund is still subject to the risk that the borrower under a loan will default on scheduled interest or principal payments and that the assets of the borrower to which the Fund has recourse will be insufficient to satisfy in full the payment obligations that the borrower has to the Fund. The risk of default will increase in the event of an economic downturn or, in the case of a floating rate loan, a substantial increase in interest rates (because the cost of the borrower’s debt service will increase as the interest rate on its loan is upwardly adjusted). The Fund may own a debt obligation of a borrower that becomes, or is about to become, insolvent. The Fund can also purchase debt obligations that are extended to a bankrupt entity (so called debtor-in-possession or ‘DIP’ financing) or debt obligations that are issued in connection with a restructuring of the borrower under bankruptcy laws.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
How the Fund Invests in Loans. The Fund may invest in loans in one or more of three ways: the Fund may invest directly in a loan by acting as an original lender; the Fund may invest directly in a loan by purchasing a loan by an assignment; or the Fund may invest indirectly in a loan by purchasing a participation interest in a loan. The Fund may also gain exposure to loans indirectly using certain derivative instruments, which is described elsewhere in this prospectus.
Original Lender. The Fund can invest in loans, generally “at par” (a price for the loan equal approximately to 100% of the funded principal amount of the loan, minus any original issue discount) as an original lender. When the Fund is an original lender, it is entitled to receive a return at the full interest rate for the loan.
Loan Assignments. The Fund may also purchase a loan by assignment. In a loan assignment, the Fund typically succeeds to the rights and obligations of the assigning lender under the loan agreement and becomes a “lender” under the loan agreement, entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys an assignment, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the assignment, to the lender selling the assignment. Occasionally, the selling lender pays a fee to the assignee. If the Fund assigns a loan, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to. In addition, the Fund may be required to pay a transfer fee to the lending agent.
Participation Interests. The Fund may invest in participation interests in loans. Participation interests represent an undivided fractional interest in a loan. They are typically purchased from banks or dealers that have made the loan or have become members of the loan syndicate by purchasing the loan by assignment. When the Fund invests in a loan via a participation, the participation seller remains the lender of record under the loan agreement, and the Fund typically becomes the beneficial owner of the loan, and is entitled to receive from the participation seller any payments or other property or distributions received by the participation seller from or on behalf of the borrower of the loan. When the Fund buys a participation, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the participation, to the lender selling the participation. Occasionally, the selling lender pays a fee to the participant. If the Fund sells a participation, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to.
Recourse. When the Fund invests in loans as an original lender it will have direct recourse against the borrower in the event of a failure to pay scheduled principal or interest. When it purchases a loan by assignment, it typically succeeds to whatever rights the assigning lender had under the loan agreement, and will therefore be entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys a participation interest, it assumes the credit risk of the borrower and the counterparty risk of the lender selling the participation interest (and, in certain circumstances, such lender’s credit risk), and the terms of the participation may not entitle the Fund to all rights of a direct lender under the loan (for example, with respect to consent,
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voting or enforcement rights). Therefore, the Fund’s rights under a participation interest for a particular loan may be more limited than the rights of the original lender or an investor who acquires an assignment of that loan. Where the Fund invests in a loan via a participation, the Fund generally will have no right of direct recourse against the borrower or ability to otherwise directly enforce the terms of the loan agreement.
Investments in Pooled Investment Entities that Invest in Loans. The Fund can also buy interests in trusts and other pooled entities (including other investment companies) that invest primarily or exclusively in loan obligations, including entities sponsored or advised by the Adviser or an affiliate. The Fund will be subject to the pooled entity’s credit risks as well as the credit risks of the underlying loans. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated investment-grade or below-investment-grade or may be unrated. These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the pooled entity that holds the loan obligations.
Interest Rates and Floating or Adjustable Rate Loans. The loans in which the Fund invests typically have floating or adjustable interest rates. For that reason, the Adviser expects that when interest rates change, the values of these floating rate loans will fluctuate less than the values of fixed-rate debt securities, and that the net asset values of the Fund’s shares will fluctuate less than the shares of funds that invest mainly in fixed-rate debt obligations. However, the interest rates of some floating rate loans adjust only periodically. Between the times that interest rates on floating rate loans adjust (which is most often quarterly, but may be monthly, every six months, or some other period), the interest rates on those floating rate loans may not correlate to prevailing interest rates. That will affect the value of the loans and may cause the net asset values of the Fund’s shares to fluctuate.
The base rate usually is a benchmark that “floats” or changes to reflect current interest rates, such as the prime rate offered by one or more major U.S. banks (referred to as the “Prime Rate”).
The applicable rate is defined in the loan agreement. Borrowers tend to select the base lending rate that results in the lowest interest cost, and the benchmark selected by a borrower for its loans may change from time to time (but the benchmark selected for a particular loan will remain the same for the life of that loan). If the benchmark interest rate on a floating rate loan changes, the rate payable to lenders under the floating rate loan will, in turn, change at the next scheduled adjustment date. If the benchmark rate increases, the Fund would earn interest at a higher rate on that floating rate loan after the next scheduled adjustment date. If the benchmark rate decreases, the Fund would earn interest at a lower rate on that floating rate loan after the next scheduled adjustment date.
The Fund may use interest rate swap agreements and other hedging practices to mitigate fluctuations in value when the interest rate under the loan is periodically reset.
The Fund may invest in loans having a fixed rate of interest; however, it is unlikely to do so because fixed rate loans are uncommon in the loan market generally.
Prepayment. The Fund has no limits as to the maturity of loans it may purchase. Senior Loans in general have a stated term of between five and seven years, and other types of loans in which the Fund may invest may have shorter or longer maturities. Notwithstanding their stated maturity, loans may be prepaid prior to their stated terms for reasons including, but not limited to, high market demand for loans, refinancing by the borrower, mandatory prepayment requirements or desire of the borrower to repay outstanding debt. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return. However, any prepayment and facility fees the Fund receives may help reduce any adverse impact on the Fund’s yield. Because the interest rates on floating rate loans adjust periodically, the Adviser believes that the Fund should generally be able to reinvest prepayments in floating rate loans that have yields similar to those that have been prepaid.
Subordination. Senior loans typically hold the most senior position in a borrower’s capital structure. They may include loans that hold the most senior position alone, loans that hold an equal ranking with other senior debt, or loans that are, in the judgment of the Adviser, in the category of senior debt of the borrower. Borrowers typically are required contractually to pay the holders of senior loans before they pay the holders of subordinated debt and preferred or common shareholders and give the holders of senior secured loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. Senior loans are subject to the risk that a court could subordinate a senior loan to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.
That senior position in the borrower’s capital structure typically gives the holders of senior loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. This means in the event the assets of the borrower are insufficient in value to satisfy all its creditors, senior debt will be satisfied in priority to debt that is subordinate to senior debt.
Lien Position. Loans that are collateralized may have multiple lenders or other creditors that take different lien positions. While second lien loan positions generally are subject to similar risks as those associated with investments in first lien loan positions, second lien loan positions have the additional risk that if the borrower defaults on its obligations under the loan and the loan creditors enforce their security interest or if the borrower becomes bankrupt, the secured claims of the creditors in the first lien position will be satisfied prior to the secured claims of the creditors in the second lien position. If the cash flow and assets of the borrower are insufficient to satisfy both the first lien loans and the second lien loans in full, the creditors in the second lien position may not be satisfied in full. If a loan has first and second lien positions, typically the Fund will invest in the first lien position; however, it may invest in the second lien position. Second lien positions generally pay a higher margin than first lien positions to compensate second lien creditors for the greater risk they assume.
Collateral. Loans may be fully collateralized with one or more of (1) working capital assets, such as accounts receivable and inventory, (2) tangible fixed assets, such as real property, buildings and equipment, (3) intangible assets such as trademarks or patents, or (4) shares of stock of the borrower or its subsidiaries or affiliates. A loan agreement may or may not require the borrower to pledge additional collateral to secure a loan if the value of the initial collateral declines, or if additional assets are acquired by the borrower. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of those assets would satisfy a borrower’s obligations under a loan in full. A borrower’s subsidiaries, affiliates, shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. However, the value of the collateral may decline after the Fund invests in the loan, particularly if the collateral consists of equity securities of the borrower or its subsidiaries or affiliates.
If a borrower defaults, insolvency laws may limit the Fund’s access to the collateral, or the lenders may be unable to liquidate the collateral. A bankruptcy court might find that the lenders’ security interest or their enforcement of their security under the loan to be invalid, or a bankruptcy court may require the borrower to use the collateral to pay other outstanding obligations prior to satisfying the lenders in full. If the collateral consists of stock of the borrower or its subsidiaries, the stock may lose all of its value in the event of a bankruptcy, which would leave the Fund exposed to greater potential loss. In addition, in the event of a borrower default on a collateralized loan, the Fund may receive assets other than cash or securities in full or partial satisfaction of the borrower’s obligation under the loan. Those assets may be illiquid, and the Fund might not be able to realize the benefit of the assets for legal, practical or other reasons. The Fund might hold those assets until the Adviser determines it is appropriate to
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dispose of them. If the collateral becomes illiquid or loses some or all of its value, the collateral may not be sufficient in value to compensate the Fund in full in the event of a default of scheduled interest or principal payments.
The Fund can invest in loans that are not secured by any specific collateral of the borrower. If the borrower is unable to pay interest or defaults in the payment of principal, there will be no collateral on which the Fund can foreclose. Therefore, these loans present greater risks than collateralized loans because the recourse of the Fund to the borrower’s assets in the case of a default would be as a general unsecured creditor.
Highly Leveraged Transactions and Insolvent Borrowers. The Fund can invest in loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit risks than other loans. Highly leveraged loans and loans in default also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
The Fund can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to the Fund.
Restrictive Loan Covenants. Borrowers must comply with various restrictive covenants typically contained in loan agreements. They may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. They may include requirements that the borrower prepay the loan with any free cash flow. A break of a covenant that is not waived by the agent bank (or the lenders) is normally an event of default that provides the agent bank or the lenders the right to call the outstanding amount on the loan. If a lender accelerates the repayment of a loan because of the borrower’s violation of a restrictive covenant under the loan agreement, the borrower might default in payment of the loan.
Limited Secondary Market for Loans. Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans, some loans are not as easily purchased or sold as publicly-traded securities. As a result, some loans are illiquid, which means that the Fund may be limited in its ability to sell those loans at an acceptable price when it wants to in order to generate cash, avoid losses or to meet repurchase requests. The market for illiquid financial assets is more volatile than the market for liquid investments and it may be more difficult to obtain accurate valuations for the Fund’s investments.
Possible Limited Availability of Loans. Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. The limited availability may be due to a number of factors. Direct lenders may allocate only a small number of loans to new investors, including the Fund. There may be fewer loans available for investment that meet the Fund’s credit standards, particularly in times of economic downturns. Also, lenders or agents may have an incentive to market the less desirable loans to investors such as the Fund while retaining attractive loans for themselves. This would reduce the amount of attractive investments for the Fund. If market demand for loans increases, the interest paid by loans that the Fund holds may decrease.
Delayed Settlement. Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This is partly due to the nature of loans, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, dealers frequently insist on matching their purchases and sales, which can lead to delays in the Fund’s settlement of a purchase or sale in circumstances where the dealer’s corresponding transaction with another party is delayed. Dealers will also sometimes sell loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner, as well as the Fund’s performance, may be adversely affected.
Credit Quality Standards for Loans. Rating organizations, such as S&P or Moody’s, rate debt obligations by rating the issuer, after evaluating the issuer’s financial soundness. Generally, the lower the investment rating, the more risky the investment. Debt securities rated below “BBB-” by S&P or “Baa3” by Moody’s are commonly referred to as “high risk” securities or, in the case of bonds, “junk bonds.” Loans rated “B” are below investment grade and are regarded by rating organizations as predominantly speculative with respect to the borrower’s ability to repay interest and principal when due over a long period. While securities rated Baa by Moody’s or BBB by S&P are considered to be “investment grade,” they have some speculative characteristics. The Fund may invest in loans that are rated both investment grade and below-investment grade by different rating organizations. An appendix to the Fund’s Statement of Additional Information includes the definitions of the rating categories of the principal rating organizations.
Many loans are not rated by rating organizations. The lack of a rating does not necessarily imply that a loan is of lesser investment quality.
While the Fund expects to have access to financial and other information regarding the borrower that has been made available to the lenders under a loan, it may not have such information in connection with participation interests and certain loan assignments. Additionally, the amount of public information available with respect to loans generally will be less extensive than what is available for exchange-listed or otherwise registered securities.
The Adviser will normally seek to avoid receiving material, non-public information about the issuers of loans being considered for acquisition by the Fund or held in the Fund’s portfolio. The Adviser’s decision not to receive material, non-public information under normal circumstances may place the Fund at a disadvantage relative to other investors in loans, and could adversely affect the Fund’s investment performance. In certain cases, the Adviser may nevertheless receive material, non-public information regarding loans, and its ability to trade in such loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Adviser’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Master Limited Partnerships. The Fund may invest in publicly traded limited partnerships known as “master limited partnerships” or MLPs. MLPs issue units that are registered with the Securities and Exchange Commission and are freely tradable on a securities exchange or in the over-the-counter market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder
22        Invesco Global Allocation Fund

of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.
Portfolio Turnover. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees, dealer mark-ups or other transaction costs, which can adversely affect performance. The Financial Highlights tables at the end of this prospectus show the predecessor fund’s portfolio turnover rates during past fiscal years.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco Advisers, Inc. serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.66% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■
Alessio de Longis, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund's operations, Mr. de Longis managed the predecessor fund since 2015 and was associated with Oppenheimerfunds, a global asset management firm, since 2004.
■
Duy Nguyen, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2000.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers' investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of The Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
23        Invesco Global Allocation Fund

Consolidated Financial Highlights
The consolidated financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the Fund or predecessor fund or class of Fund or predecessor fund shares. The consolidated financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s consolidated financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Year ended 10/31/20	$ 18.21	$ 0.15	$ 0.39	$ 0.54	$ —	$ —	$ —	$ 18.75	2.97%	$ 999,336	1.20%(e)	1.32%(e)	0.85%(e)	82%
Year ended 10/31/19	18.48	0.13	1.16	1.29	(0.39)	(1.17)	(1.56)	18.21	8.05	1,093,027	1.21	1.31	0.75	52
Year ended 10/31/18	19.48	0.21	(1.21)	(1.00)	(0.00)	—	(0.00)	18.48	(5.12)	1,050,082	1.25	1.32	1.06	151
Year ended 10/31/17	17.77	0.28	1.94	2.22	(0.51)	—	(0.51)	19.48	12.84	1,193,012	1.27	1.34	1.51	40
Year ended 10/31/16	17.58	0.23	0.23	0.46	(0.27)	—	(0.27)	17.77	2.72	1,139,315	1.28	1.34	1.33	84

Class C
Year ended 10/31/20	17.28	0.02	0.36	0.38	—	—	—	17.66	2.20	77,710	1.95(e)	2.07(e)	0.10(e)	82
Year ended 10/31/19	17.59	0.00	1.10	1.10	(0.24)	(1.17)	(1.41)	17.28	7.22	92,142	1.96	2.06	0.00	52
Year ended 10/31/18	18.67	0.06	(1.14)	(1.08)	—	—	—	17.59	(5.84)	209,903	2.01	2.08	0.31	151
Year ended 10/31/17	17.13	0.14	1.85	1.99	(0.45)	—	(0.45)	18.67	11.99	237,072	2.02	2.09	0.77	40
Year ended 10/31/16	17.00	0.10	0.23	0.33	(0.20)	—	(0.20)	17.13	1.97	238,771	2.03	2.09	0.58	84

Class R
Year ended 10/31/20	17.79	0.11	0.38	0.49	—	—	—	18.28	2.75	34,012	1.45(e)	1.57(e)	0.60(e)	82
Year ended 10/31/19	18.10	0.09	1.11	1.20	(0.34)	(1.17)	(1.51)	17.79	7.68	38,552	1.46	1.56	0.50	52
Year ended 10/31/18	19.12	0.16	(1.18)	(1.02)	—	—	—	18.10	5.34	39,909	1.50	1.57	0.82	151
Year ended 10/31/17	17.47	0.23	1.90	2.13	(0.48)	—	(0.48)	19.12	12.55	42,854	1.52	1.59	1.26	40
Year ended 10/31/16	17.29	0.18	0.24	0.42	(0.24)	—	(0.24)	17.47	2.51	37,321	1.53	1.59	1.09	84

Class Y
Year ended 10/31/20	18.21	0.20	0.38	0.58	(0.01)	—	(0.01)	18.78	3.27	65,397	0.95(e)	1.07(e)	1.10(e)	82
Year ended 10/31/19	18.49	0.18	1.14	1.32	(0.43)	(1.17)	(1.60)	18.21	8.27	74,260	0.96	1.06	0.99	52
Year ended 10/31/18	19.47	0.26	(1.21)	(0.95)	(0.03)	—	(0.03)	18.49	(4.88)	114,493	1.01	1.08	1.31	151
Year ended 10/31/17	17.75	0.32	1.94	2.26	(0.54)	—	(0.54)	19.47	13.13	121,039	1.03	1.10	1.72	40
Year ended 10/31/16	17.56	0.28	0.23	0.51	(0.32)	—	(0.32)	17.75	2.97	60,771	1.03	1.09	1.63	84

Class R5
Year ended 10/31/20	18.24	0.24	0.39	0.63	(0.02)	—	(0.02)	18.85	3.45	11	0.76(e)	0.87(e)	1.29(e)	82
Period ended 10/31/19(f)	17.36	0.09	0.79	0.88	—	—	—	18.24	5.07	11	0.85(g)	0.93(g)	1.11(g)	52

Class R6
Year ended 10/31/20	18.22	0.24	0.39	0.63	(0.02)	—	(0.02)	18.83	3.46	36,260	0.76(e)	0.87(e)	1.29(e)	82
Year ended 10/31/19	18.51	0.21	1.14	1.35	(0.47)	(1.17)	(1.64)	18.22	8.48	37,741	0.79	0.88	1.17	52
Year ended 10/31/18	19.48	0.29	(1.21)	(0.92)	(0.05)	—	(0.05)	18.51	(4.75)	33,300	0.84	0.91	1.48	151
Year ended 10/31/17	17.75	0.36	1.93	2.29	(0.56)	—	(0.56)	19.48	13.33	28,163	0.84	0.90	1.93	40
Year ended 10/31/16	17.56	0.29	0.25	0.54	(0.35)	—	(0.35)	17.75	3.18	23,444	0.79	0.85	1.66	84

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.14%, 0.08%, 0.02%, 0.02% and 0.01% for the years ended October 31, 2020, 2019, 2018, 2017 and 2016 respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)
Ratios are based on average daily net assets (000’s omitted) of $1,040,697, $85,411, $36,043, $69,126, $11 and $37,131 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Commencement date after the close of business on May 24, 2019.
(g)	Annualized.
24        Invesco Global Allocation Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■
Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
■
Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

■
Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■
Conversions into Class A from Class A2 of the same Fund.
■
Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■
Reject or cancel all or any part of any purchase or exchange order.
■
Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
■
Modify or terminate any sales charge waivers or exceptions.
■
Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■
Trade activity monitoring.
■
Discretion to reject orders.
■
Purchase blocking.
■
The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■
The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Global Allocation Fund SEC 1940 Act file number: 811-05426

invesco.com/us	O-GLAL-PRO-1

Prospectus
February 22, 2021
Class: A (GIZAX), C (GIZCX), R (GIZRX), Y (GIZYX), R5 (GIZFX), R6 (GIZSX)

Invesco Global Infrastructure Fund
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
■
is not FDIC insured;
■
may lose value; and
■
is not guaranteed by a bank.

        Invesco Global Infrastructure Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is total return through growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.49	0.49	0.49	0.49	0.31	0.31

Total Annual Fund Operating Expenses	1.58	2.33	1.83	1.33	1.15	1.15

Fee Waiver and/or Expense Reimbursement[2]	0.33	0.33	0.33	0.33	0.15	0.15

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25	2.00	1.50	1.00	1.00	1.00

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.25%, 2.00%, 1.50%, 1.00%, 1.00% and 1.00%, respectively, of the Fund's average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	670$	991$	1,334$	2,299$

Class C	303$	696$	1,215$	2,453$

Class R	153$	544$	960$	2,121$

Class Y	102$	389$	697$	1,573$

Class R5	102$	350$	618$	1,384$

Class R6	102$	350$	618$	1,384$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	670$	991$	1,334$	2,299$

Class C	203$	696$	1,215$	2,453$

Class R	153$	544$	960$	2,121$

Class Y	102$	389$	697$	1,573$

Class R5	102$	350$	618$	1,384$

Class R6	102$	350$	618$	1,384$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 244% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. and non-U.S. infrastructure-related companies and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund considers a company to be an infrastructure-related company if it derives at least 50% of its revenue or profits from the ownership or operation of infrastructure assets, which include the physical structures, networks and systems of transportation, energy, water and sewage, and communication. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, airports and seaports), utility assets (such as generating stations, gas and electric lines, water and sewer facilities, and communications networks) and social assets (such as hospitals, schools, and subsidized housing). The principal type of equity security in which the Fund invests is common stock.
The Fund may also invest in infrastructure-related companies organized as master limited partnerships (MLPs), including up to 20% of its net assets in MLPs that are not taxed as regular corporations for U.S. federal income tax purposes. The MLPs in which the Fund invests are publicly traded partnerships or limited liability companies engaged, among other things, in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. Under normal circumstances, at least 40%, unless market conditions are not deemed favorable, in which case at least 30%, of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S, including depositary receipts. The Fund may invest up to 25% of its net assets in securities of issuers located in
1        Invesco Global Infrastructure Fund

emerging markets countries, i.e., those that are in the early stages of their industrial cycles.
The Fund may invest in securities of issuers of all capitalization sizes.
The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
The Fund can use futures contracts, including currency futures, to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.
The portfolio managers’ investment process incorporates both fundamental and securities analysis. The investment process includes a bottom-up stock selection methodology that evaluates and ranks potential investments according to relative value using earnings data and other fundamental variables. This analysis generally favors those companies with characteristics such as more consistent cash flow growth, positive earnings revisions, relatively attractive multiples to cash flow and assets to price, sustainable dividends, and favorable investor reception relative to peers.
The investment process also incorporates macro level risk control and attempts to predict the potential effects that variables such as country/currency exposure, regional economic expectations, population growth, and demand trends have on the asset holdings of each individual company. This macro component seeks to identify infrastructure-related companies offering the best expected relative fundamentals. Individual stocks are then selected based upon expected excess return within defined risk constraints that include beta, tracking error to the benchmark, geographic region, asset type and liquidity.
The portfolio managers seek to limit risk through various controls, such as diversifying the portfolio sectors and geographic areas as well as by considering the relative liquidity of each security and limiting the size of any one holding.
The portfolio managers will consider selling a security if, among other things, (1) relative valuation falls below the desired levels; (2) a change in fundamentals occurs, either company specific or industry wide; (3) the risk-return relationship changes significantly; or (4) a more attractive investment opportunity is identified.
In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Infrastructure-Related Companies Risk. The Fund will concentrate its investments in the infrastructure industry. Infrastructure-related companies are subject to a variety of risk factors, including costs associated with environmental, governmental and other regulations, high interest costs for capital construction programs, high leverage, the effects of economic slowdowns, surplus capacity, increased competition, fluctuations of fuel prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies, environmental damage, difficulty in raising capital, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The Fund measures the market capitalization of an issuer at the time of investment.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign
2        Invesco Global Infrastructure Fund

securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the recent exit of the United Kingdom (UK), could place its currency and banking system in jeopardy. The exit by other member states could likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Fund’s investments.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
MLP Risk. The Fund invests in securities of MLPs, which are subject to the following risks:
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Limited Partner Risk. An MLP is a public limited partnership or limited liability company taxed as a partnership under the Internal Revenue Code of 1986, as amended (the Code). Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP.
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Liquidity Risk. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities and, therefore, more difficult to trade at desirable times and/or prices.
■
Interest Rate Risk. MLPs generally are considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
■
General Partner Risk. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.
Additionally, if the Fund were to invest more than 25% of its total assets in MLPs that are taxed as partnerships this could cause the Fund to lose its status as regulated investment company under Subchapter M of the Code.
MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. A change in current tax law, or a change in the underlying business mix of a given MLP, however, could result in an MLP being classified as a corporation for U.S. federal income tax purposes, which would have the effect of reducing the amount of cash available for distribution by the MLP and, as a result, could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income. Each year, the Fund will send you an annual tax statement (Form 1099) to assist you in completing your federal, state and local tax returns. If an MLP in which the Fund invests amends its partnership tax return, the Fund will, when necessary, send you a corrected Form 1099, which could, in turn, require you to amend your federal, state or local tax returns.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small
3        Invesco Global Infrastructure Fund

number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a broad-based securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	March 31, 2019	15.55%
Worst Quarter	March 31, 2020	-18.16%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	Since Inception
Class A
Return Before Taxes	5/2/2014	-10.11%	6.73%	3.25%
Return After Taxes on Distributions		-10.46	6.04	2.62
Return After Taxes on Distributions and Sale of Fund Shares		-5.75	5.21	2.45

Class C	5/2/2014	-6.56	7.11	3.33

Class R	5/2/2014	-5.19	7.67	3.85

Class Y	5/2/2014	-4.76	8.19	4.37

Class R5	5/2/2014	-4.67	8.21	4.38

Class R6	5/2/2014	-4.73	8.19	4.37

Dow Jones Brookfield Global Infrastructure Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		-6.97	7.52	4.25

MSCI World IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		15.90	12.19	9.28

Lipper GIobal Infrastructure Funds Classification Average		0.79	8.10	4.91

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund
Joe Rodriguez, Jr.	Portfolio Manager (co-lead)	2014

Darin Turner	Portfolio Manager (co-lead)	2014

Mark Blackburn	Portfolio Manager	2014

James Cowen	Portfolio Manager	2014

Paul Curbo	Portfolio Manager	2014

Grant Jackson	Portfolio Manager	2018

Ping-Ying Wang	Portfolio Manager	2014

Effective on or about April 1, 2021, Paul Curbo will no longer serve as Portfolio Manager to the Fund.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through
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a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is total return through growth of capital and current income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. and non-U.S. infrastructure-related companies and in derivatives and other instruments that have economic characteristics similar to such securities.
This policy may be changed by the Board, but no change is anticipated. If the Fund’s policy changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change.
The Fund considers a company to be an infrastructure-related company if it derives at least 50% of its revenue or profits from the ownership or operation of infrastructure assets, which include the physical structures, networks and systems of transportation, energy, water and sewage, and communication. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, airports and seaports), utility assets (such as generating stations, gas and electric lines, water and sewer facilities, and communications networks) and social assets (such as hospitals, schools, and subsidized housing). The principal type of equity security in which the Fund invests is common stock.
The Fund may also invest in infrastructure-related companies organized as master limited partnerships (MLPs), including up to 20% of its net assets in MLPs that are not taxed as regular corporations for U.S. federal income tax purposes. The MLPs in which the Fund invests are publicly traded partnerships or limited liability companies engaged, among other things, in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. MLPs are partnerships the interests of which are registered with the Securities and Exchange Commission and are able to trade on public securities exchanges like shares of a corporation.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. Under normal circumstances, at least 40%, unless market conditions are not deemed favorable, in which case at least 30%, of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S, including depositary receipts. The Fund may invest up to 25% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the early stages of their industrial cycles.
The Fund may invest in securities of issuers of all capitalization sizes.
The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including currency futures, to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.
The portfolio managers’ investment process incorporates both fundamental and securities analysis. The investment process includes a bottom-up stock selection methodology that evaluates and ranks potential investments according to relative value using earnings data and other fundamental variables. This analysis generally favors those companies with characteristics such as more consistent cash flow growth, positive earnings revisions, relatively attractive multiples to cash flow and assets to price, sustainable dividends, and favorable investor reception relative to peers.
The investment process also incorporates macro level risk control and attempts to predict the potential effects that variables such as country/currency exposure, regional economic expectations, population growth, and demand trends have on the asset holdings of each individual company. This macro component seeks to identify infrastructure-related companies offering the best expected relative fundamentals. Individual stocks are then selected based upon expected excess return within defined risk constraints that include beta, tracking error to the benchmark, geographic region, asset type and liquidity.
The portfolio managers seek to limit risk through various controls, such as diversifying the portfolio sectors and geographic areas as well as by considering the relative liquidity of each security and limiting the size of any one holding.
The portfolio managers will consider selling a security if, among other things, (1) relative valuation falls below the desired levels; (2) a change in fundamentals occurs, either company specific or industry wide; (3) the risk-return relationship changes significantly; or (4) a more attractive investment opportunity is identified.
In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
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Market Risk . The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Infrastructure-Related Companies Risk. The Fund will concentrate its investments in the infrastructure industry. Infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations, including costs associated with environmental, governmental and other regulations, high interest costs in connection with capital construction programs, high leverage, the effects of economic slowdowns, surplus capacity, increased competition, fluctuations of fuel prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies, and other factors. Infrastructure-related companies are also affected by environmental damage due to a company’s operations or an accident, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Small- and Mid-Capitalization Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-capitalization,” “mid-capitalization” or “large-capitalization” company may change over time as well. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio. That might cause the Fund to realize capital gains on an investment and could increase taxable distributions to shareholders. When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate
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those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Separately, the European Union faces issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of a new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by tight fiscal and monetary controls that the union may seek to impose on its members.
Continuing uncertainty as to the status of the Euro and the European Union and the potential for certain countries to withdraw from the union has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the European Union could have significant adverse effects on currency and financial markets, and on the value of the Fund’s investments. On January 31, 2020, the UK left the European Union (known as “Brexit”). Although its long-term effects remain uncertain, Brexit’s impact on the UK and European economies and the broader global economy could be significant and result in increased volatility, illiquidity and potentially lower economic growth in markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments. Brexit also may spark additional member states to contemplate departing the European Union, furthering economic and political instability in the region.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging markets countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Emerging markets countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk . The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
MLP Risk. The Fund invests in securities of MLPs, which are subject to the following risks:
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Limited Partner Risk. An MLP is a public limited partnership or a limited liability company taxed as a partnership under the Code. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP.
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Equity Securities Risk. Investment in MLPs involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, dilution risks and cash flow risks. MLP common units can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. Prices of common units of individual MLPs and
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other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. In the event of liquidation, common unit holders are intended to have a preference to the remaining assets of the issuer over holders of subordinated units. Subordinated units generally do not provide arrearage rights.
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Liquidity Risk. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid or trade less frequently than conventional publicly traded securities, and therefore more difficult to trade at desirable times and/or prices. Where certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times and it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. This may affect adversely the Fund’s ability to make dividend distributions.
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Interest Rate Risk. MLPs generally are considered interest-rate sensitive investments and, accordingly, during periods of interest rate volatility these investments may not provide attractive returns.
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General Partner Risk. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.
Additionally, if the Fund were to invest more than 25% of its total assets in MLPs that are taxed as partnerships this could cause the Fund to lose its status as a regulated investment company under Subchapter M of the Code.
MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being classified as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. This classification would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.
MLPs taxed as partnerships file a partnership tax return for U.S. federal, state and local income tax purposes and communicate to each investor in such MLP the investor’s allocable share of the MLP’s income, gains, losses, deductions and expenses via a “Schedule K-1.” Each year, the Fund will send you an annual tax statement (Form 1099) to assist you in completing your federal, state and local tax returns. An MLP might need to amend its partnership tax return and, in turn, send amended Schedules K-1 to investors in the MLP, such as the Fund. When necessary, the Fund will send you a corrected Form 1099 to reflect Schedule K-1 information reclassified by an MLP, which could, in turn, require you to amend your federal, state or local tax returns.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or
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require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Fund more than would occur in a diversified fund.
Active Trading Risk . Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term, which are taxed at a higher rate than long term gains.
Management Risk . The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. Invesco Asset Management has been managing assets on behalf of consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain other affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.62% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■
Joe Rodriguez, Jr. (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 1990.
■
Darin Turner (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2005.
■
Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 1998.
9        Invesco Global Infrastructure Fund

■
James Cowen, Portfolio Manager, who has been responsible for the Fund since 2014. He has been associated with Invesco Asset Management and/or its affiliates since 2001.
■
Paul Curbo, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 1998.
■
Grant Jackson, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2005.
■
Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 1998.
Effective on or about April 1, 2021, Paul Curbo will no longer serve as Portfolio Manager to the Fund.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
10        Invesco Global Infrastructure Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/20	$ 11.88	$ 0.19	$ (1.38)	$ (1.19)	$ (0.20)	$ (0.26)	$ —	$ (0.46)	$ 10.23	(10.28)%	$ 12,198	1.28%(d)	1.58%(d)	1.77%(d)	244%
Year ended 10/31/19	10.01	0.19	1.85	2.04	(0.17)	—	—	(0.17)	11.88	20.55	8,918	1.28	2.35	1.77	106
Year ended 10/31/18	10.74	0.18	(0.45)	(0.27)	(0.19)	(0.25)	(0.02)	(0.46)	10.01	(2.65)	8,098	1.28	2.56	1.76	114
Year ended 10/31/17	9.62	0.25(e)	1.06	1.31	(0.19)	—	—	(0.19)	10.74	13.74	8,899	1.29	2.87	2.40(e)	99
Year ended 10/31/16	9.50	0.17	0.11	0.28	(0.16)	—	—	(0.16)	9.62	3.01	4,194	1.40	4.29	1.76	85

Class C
Year ended 10/31/20	11.85	0.11	(1.37)	(1.26)	(0.12)	(0.26)	—	(0.38)	10.21	(10.94)	2,130	2.03(d)	2.33(d)	1.02(d)	244
Year ended 10/31/19	9.99	0.11	1.84	1.95	(0.09)	—	—	(0.09)	11.85	19.60	1,191	2.03	3.10	1.02	106
Year ended 10/31/18	10.72	0.10	(0.44)	(0.34)	(0.13)	(0.25)	(0.01)	(0.39)	9.99	(3.39)	1,579	2.03	3.31	1.01	114
Year ended 10/31/17	9.60	0.17(e)	1.06	1.23	(0.11)	—	—	(0.11)	10.72	12.92	2,016	2.04	3.62	1.65(e)	99
Year ended 10/31/16	9.48	0.10	0.11	0.21	(0.09)	—	—	(0.09)	9.60	2.24	428	2.15	5.04	1.01	85

Class R
Year ended 10/31/20	11.87	0.16	(1.37)	(1.21)	(0.18)	(0.26)	—	(0.44)	10.22	(10.53)	3,326	1.53(d)	1.83(d)	1.52(d)	244
Year ended 10/31/19	10.01	0.17	1.84	2.01	(0.15)	—	—	(0.15)	11.87	20.15	495	1.53	2.60	1.52	106
Year ended 10/31/18	10.73	0.16	(0.44)	(0.28)	(0.18)	(0.25)	(0.01)	(0.44)	10.01	(2.80)	351	1.53	2.81	1.51	114
Year ended 10/31/17	9.61	0.22(e)	1.06	1.28	(0.16)	—	—	(0.16)	10.73	13.47	296	1.54	3.12	2.15(e)	99
Year ended 10/31/16	9.49	0.14	0.11	0.25	(0.13)	—	—	(0.13)	9.61	2.76	69	1.65	4.54	1.51	85

Class Y
Year ended 10/31/20	11.89	0.22	(1.39)	(1.17)	(0.23)	(0.26)	—	(0.49)	10.23	(10.11)	11,910	1.03(d)	1.33(d)	2.02(d)	244
Year ended 10/31/19	10.02	0.22	1.85	2.07	(0.20)	—	—	(0.20)	11.89	20.82	11,108	1.03	2.10	2.02	106
Year ended 10/31/18	10.74	0.21	(0.44)	(0.23)	(0.22)	(0.25)	(0.02)	(0.49)	10.02	(2.31)	9,775	1.03	2.31	2.01	114
Year ended 10/31/17	9.62	0.27(e)	1.06	1.33	(0.21)	—	—	(0.21)	10.74	14.02	10,685	1.04	2.62	2.65(e)	99
Year ended 10/31/16	9.50	0.19	0.11	0.30	(0.18)	—	—	(0.18)	9.62	3.27	5,177	1.15	4.04	2.01	85

Class R5
Year ended 10/31/20	11.89	0.22	(1.39)	(1.17)	(0.22)	(0.26)	—	(0.48)	10.24	(10.11)	10	1.03(d)	1.15(d)	2.02(d)	244
Year ended 10/31/19	10.02	0.22	1.85	2.07	(0.20)	—	—	(0.20)	11.89	20.82	12	1.03	2.00	2.02	106
Year ended 10/31/18	10.74	0.21	(0.44)	(0.23)	(0.22)	(0.25)	(0.02)	(0.49)	10.02	(2.31)	10	1.03	2.19	2.01	114
Year ended 10/31/17	9.62	0.27(e)	1.06	1.33	(0.21)	—	—	(0.21)	10.74	14.02	11	1.04	2.54	2.65(e)	99
Year ended 10/31/16	9.50	0.19	0.11	0.30	(0.18)	—	—	(0.18)	9.62	3.27	10	1.15	4.02	2.01	85

Class R6
Year ended 10/31/20	11.89	0.22	(1.39)	(1.17)	(0.22)	(0.26)	—	(0.48)	10.24	(10.10)	48,033	1.00(d)	1.15(d)	2.05(d)	244
Year ended 10/31/19	10.02	0.22	1.85	2.07	(0.20)	—	—	(0.20)	11.89	20.82	12	1.03	2.00	2.02	106
Year ended 10/31/18	10.74	0.21	(0.44)	(0.23)	(0.22)	(0.25)	(0.02)	(0.49)	10.02	(2.31)	229	1.03	2.19	2.01	114
Year ended 10/31/17	9.62	0.27(e)	1.06	1.33	(0.21)	—	—	(0.21)	10.74	14.02	194	1.04	2.54	2.65(e)	99
Year ended 10/31/16	9.50	0.19	0.11	0.30	(0.18)	—	—	(0.18)	9.62	3.27	114	1.15	4.02	2.01	85

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $109,495,771 and sold of $26,558,548 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Oppenheimer Global
Infrastructure Fund into the Fund.

(d)	Ratios are based on average daily net assets (000’s omitted) of $12,318, $1,818, $2,184, $12,300, $16 and $35,394 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)
Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.20 and 1.88%, $0.12 and 1.13%, $0.17 and 1.63%, $0.22 and 2.13%, $0.22 and 2.13% and
$0.22 and 2.13% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

11        Invesco Global Infrastructure Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■
Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
■
Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

■
Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■
Conversions into Class A from Class A2 of the same Fund.
■
Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■
Reject or cancel all or any part of any purchase or exchange order.
■
Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
■
Modify or terminate any sales charge waivers or exceptions.
■
Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■
Trade activity monitoring.
■
Discretion to reject orders.
■
Purchase blocking.
■
The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■
The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■
With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■
With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
■
The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
■
The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Global Infrastructure Fund SEC 1940 Act file number: 811-05426

invesco.com/us	GBLI-PRO-1

Prospectus
February 22, 2021
Class: A (OPSIX), C (OSICX), R (OSINX), Y (OSIYX), R5 (GLSSX), R6 (OSIIX)

Invesco Global Strategic Income Fund
(Prior to September 30, 2020, the Fund was known as Invesco Oppenheimer Global Strategic Income Fund.)
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
■
is not FDIC insured;
■
may lose value; and
■
is not guaranteed by a bank.

        Invesco Global Strategic Income Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary) are included in the table.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%

Distribution and/or Service (12b-1) Fees	0.24	1.00	0.50	None	None	None

Other Expenses	0.16	0.16	0.16	0.16	0.05	0.05

Acquired Fund Fees and Expenses	0.02	0.02	0.02	0.02	0.02	0.02

Total Annual Fund Operating Expenses	0.97	1.73	1.23	0.73	0.62	0.62

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	519$	720$	938$	1,563$

Class C	275$	544$	938$	1,839$

Class R	124$	389$	675$	1,488$

Class Y	74$	232$	405$	906$

Class R5	62$	198$	345$	773$

Class R6	62$	198$	345$	773$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	519$	720$	938$	1,563$

Class C	175$	544$	938$	1,839$

Class R	124$	389$	675$	1,488$

Class Y	74$	232$	405$	906$

Class R5	62$	198$	345$	773$

Class R6	62$	198$	345$	773$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 273% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests mainly in debt securities in three market sectors: Foreign governments and issuers, U.S. government securities, and lower-grade, high-yield securities of U.S. and foreign issuers (commonly referred to as “junk bonds”). A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due.
Under normal market conditions, the Fund invests in each of the three market sectors. However, it is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary. The Fund can invest up to 100% of its assets in any one sector at any time, which means that it may have 100% of its assets invested in junk bonds. Under normal market conditions, the Fund will invest a substantial portion of its assets in a number of different countries, including the U.S. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may also invest in securities outside of these three market sectors, as further described in the prospectus and the Fund’s SAI. The Fund’s foreign investments may include debt securities of issuers in both developed and emerging markets. The Fund has no limitations regarding the range of maturities of the debt securities it can buy or the market capitalization of the issuers of those securities.
The Fund’s investments typically include foreign and U.S. government bonds and notes, collateralized mortgage obligations (CMOs), other mortgage-related securities, corporate debt obligations, including lower-grade, high-yield domestic and foreign corporate debt obligations, “structured” notes, participation interests in loans, investments in pooled investment entities (including those that invest in loans), asset-backed securities and “zero coupon” and “stripped” securities.
The Fund can invest in investment grade or lower-grade, high-yield debt securities. “Investment grade” debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service or S&P Global Ratings (S&P). The Fund may also invest in unrated securities, in which case the investment adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser‘s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Although the Fund normally invests a substantial portion of its assets in lower-grade, high-yield debt securities, it can buy investment-grade debt securities without limit. The Fund may also invest in certain restricted securities including securities that are only eligible for
1        Invesco Global Strategic Income Fund

resale pursuant to Rule 144A under the Securities Act of 1933 (referred to as Rule 144A Securities).
The Fund may also use derivatives for investment purposes or hedging, including options, futures, forward contracts, swaps and “structured” notes. The Fund actively manages foreign currency exposure, both to reduce risk and to seek to enhance return. To do so, the Fund may invest in foreign exchange derivatives, including forwards and options that reference foreign currencies, including currencies of developing and emerging market countries.
The portfolio managers analyze the overall investment opportunities and risks among the three market sectors in which the Fund invests and seek to moderate the special risks of investing in lower-grade, high-yield debt instruments and foreign securities by building a broadly diversified portfolio. The Fund’s diversification strategies are intended to help reduce share price volatility while seeking current income. The portfolio managers currently focus on securities offering a balance of income and total return, securities whose market prices tend to move in different directions (to seek overall portfolio diversification), and relative values among the three market sectors in which the Fund invests. These factors may vary in particular cases and may change over time. The Fund may sell securities that the portfolio managers believe are no longer favorable with regard to these factors.
The Fund may invest up to 25% of its total assets in a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the Subsidiary). The Subsidiary invests in Regulation S securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission pursuant to Regulation S under the Securities Act of 1933. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns
2        Invesco Global Strategic Income Fund

about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Risks of Below-Investment-Grade Securities. As compared to investment-grade debt securities, below-investment-grade debt securities (also referred to as “junk” bonds), whether rated or unrated, may be subject to greater price fluctuations and increased credit risk, as the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.
Because the Fund can invest without limit in below-investment-grade securities, the Fund’s credit risks are greater than those of funds that buy only investment-grade securities. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk.
U.S. Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or other Government Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.
Risks of Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-related securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. The liquidity of mortgage-backed securities may change over time. Mortgage-related securities issued by private issuers are not U.S. government securities, and are subject to greater credit risks than mortgage-related securities that are U.S. government securities. In addition, a substantial portion of the Fund’s assets may be subject to “forward roll” transactions (also referred to as “mortgage dollar rolls”) at any given time, which subject the Fund to the risk that market value of the mortgage-related securities involved might decline, and that the counterparty might default in its obligations.
Sector Allocation Risk. In allocating investments among its three principal market sectors, the Fund seeks to take advantage of the potential lack of performance correlation between those sectors. There is the risk that the evaluations regarding the sectors’ relative performance may be incorrect and those sectors may all perform in a similar manner under certain market conditions.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well developed securities markets and exchanges that may be substantially less liquid than those of more developed markets, and investments in such securities markets may be subject to unexpected market closures. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. The ability to bring and enforce
3        Invesco Global Strategic Income Fund

actions in developing and emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Other risks may include additional transaction costs and difficulty related to the quality, availability and timeliness of information. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Companies in developing and emerging market countries may also generally be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies.
Eurozone Investment Risks. Certain of the regions in which the Fund may invest, including the European Union (EU), currently experience significant financial difficulties. Following the global economic crisis that began in 2008, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets. Additionally, the United Kingdom’s departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
LIBOR Transition Risk. The Fund invests in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is currently anticipated that LIBOR will cease to be published after that time, although there are initiatives underway for the discontinuation to be extended beyond 2021 for certain LIBOR rates. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.
Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives are required to be executed on a regulated market and/or cleared through a clearinghouse. Entering into a derivative transaction with a clearinghouse may entail further risks and costs.
Risks of Investments in the Fund’s Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Adviser. Therefore, the Fund’s ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders.
In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/ or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or the Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.
Risks of Investing in Regulation S Securities. Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Rule of 144A Securities. Certain securities in which the Fund may invest are Rule 144A Securities. Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers.
Risks of Senior Loans and Other Loans. The Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.” Loans may be collateralized or uncollateralized. They typically pay interest at rates that are reset periodically based on a reference benchmark that reflects current interest rates, plus a margin or premium. In addition to the risks typically associated with debt securities, such as credit and interest rate risk, senior loans are also subject to the risk that a court could subordinate a senior loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.
Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, the lenders’ security interest or their enforcement of their security under the loan agreement may be found by a court to be invalid or the collateral may be used to pay other outstanding obligations of the borrower. The Fund’s access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the Fund has purchased. As a result, a collateralized loan may not be fully collateralized and can decline significantly in value.
Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These
4        Invesco Global Strategic Income Fund

obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy.
Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans including, for example, the lack of publicly-available information, some loans are not as easily purchased or sold as publicly-traded securities. Some loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when it wants to. The market price of investments in floating rate loans are expected to be less affected by changes in interest rates than fixed-rate investments because floating rate loans pay a floating rate of interest that will fluctuate as market interests rates do and therefore should more closely track market movements in interest rates.
Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences.
To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner may be adversely affected, as well as the Fund’s performance.
If the Fund invests in a loan via a participation, the Fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity’s credit risk), in addition to the exposure the Fund has to the creditworthiness of the borrower.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Strategic Income Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations.The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad-based securities market benchmark.
The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund and predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	June 30, 2020	15.04%
Worst Quarter	March 31, 2020	-17.13%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A
Return Before Taxes	10/16/1989	-0.95%	3.36%	3.04%	—%
Return After Taxes on Distributions		-2.12	1.85	1.28	—
Return After Taxes on Distributions and Sale of Fund Shares		-0.62	1.90	1.55	—

Class C	5/26/1995	1.73	3.48	2.89	—

Class R	3/1/2001	3.24	4.06	3.21	—

Class Y	1/26/1998	3.76	4.52	3.75	—

Class R5	5/24/2019	3.92	[1]4.44	[1]3.57	—

Class R6	1/27/2012	3.88	4.68	—	3.83

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.51	4.44	3.84	—

1
Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Hemant Baijal	Portfolio Manager (lead)	2019 (predecessor fund 2018)

Christopher (Chris) Kelly	Portfolio Manager	2019 (predecessor fund 2017)

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be
5        Invesco Global Strategic Income Fund

purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Debt Securities. The Fund may invest in debt securities, including, but not limited to: U.S. and foreign government bonds and notes, collateralized mortgage obligations and other mortgage-related securities, asset-backed securities, participation interests in loans, investments in pooled investment entities (including those that invest in loans), “structured” notes, corporate debt obligations, including below-investment-grade, high-yield domestic and foreign corporate debt obligations, and zero-coupon and stripped securities.
Debt securities may be subject to the following risks:
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Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. Additionally, when interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise and the Fund’s investments in new securities may be at lower yields
6        Invesco Global Strategic Income Fund

and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
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Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer’s securities.
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Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
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Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
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Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
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Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
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Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
7        Invesco Global Strategic Income Fund

Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the Fund’s operations, universe of potential investment options, and return potential.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Credit Quality. The Fund can invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service (Moody’s) or S&P Global Ratings (S&P) (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The Adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an appendix to the SAI.
Unrated Securities. The investment adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. The Adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
In evaluating the credit quality of a particular security, whether rated or unrated, the Adviser will normally take into consideration a number of factors including, but not limited to, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the Adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.
Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay, refuse, or otherwise be unable to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay, and there are no bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others. Sovereign debt securities issued by certain “supra-national” entities, such as the World Bank, are subject to the risk that the supra-national entity is unable to repay its borrowings and that the governmental members of such supra-national entity are unable or unwilling to make capital contributions to enable the supra-national entity to do so.
High-Yield, Below-Investment-Grade Debt Securities. The Fund can invest in high-yield, below-investment-grade fixed-income securities of U.S. and foreign issuers. Those securities may include, among others: bonds, debentures, notes, preferred stock, loan participation interests, “structured” notes, commercial mortgage-backed securities, and asset-backed securities. There are no limits on the amount of the Fund’s assets that can be invested in securities rated below-investment-grade. These securities are generally considered speculative.
Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as “junk bonds”) generally have higher yields than investment-grade securities but also have higher risk profiles. Below-investment-grade securities are considered to be speculative and entail greater risk with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade securities, especially during times of weakening economic conditions or rising interest rates. These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund’s net asset value may be affected by declines in the value of below-investment-grade securities. The major risks of below-investment-grade securities include:
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Prices of below-investment-grade securities may be subject to extreme price fluctuations, even under normal market conditions. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below-investment-grade securities than on the prices of investment-grade securities.
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Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. Issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of investment-grade securities. Issuers of below-investment-grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
8        Invesco Global Strategic Income Fund

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In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of the holders of below-investment-grade securities.
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Below-investment-grade securities may be less liquid than investment-grade securities, even under normal market conditions. There are fewer dealers in the below-investment-grade securities market and there may be significant differences in the prices quoted by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.
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Below-investment-grade securities typically contain redemption provisions that permit the issuer of the securities containing such provisions to redeem the securities at its discretion. If the issuer redeems below-investment-grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.
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Below-investment-grade securities markets may be more susceptible to real or perceived adverse credit, economic, or market conditions than investment-grade securities.
U.S. Government Securities. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Some of those securities are directly issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government. “Full faith and credit” means that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security.
Some securities issued by U.S. government agencies, such as Government National Mortgage Association pass-through mortgage obligations (Ginnie Maes), are also backed by the full faith and credit of the U.S. government. Others are supported only by the credit of the agency that issued them (for example, obligations issued by the Federal Home Loan Banks, “Fannie Mae” bonds issued by the Federal National Mortgage Association and “Freddie Mac” obligations issued by the Federal Home Loan Mortgage Corporation). In September 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship.
U.S. Treasury Securities. Treasury securities are backed by the full faith and credit of the U.S. government for payment of interest and repayment of principal and have relatively little credit risk. Some of the securities that are issued directly by the U.S. Treasury are: Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years when issued), Treasury bonds (having maturities of more than ten years when issued) and Treasury Inflation-Protection Securities (TIPS). While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.
Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers, such as corporations, banks, savings and loans, mortgage bankers and other non-governmental issuers. Mortgage-related securities may be issued in different series, each having different interest rates and maturities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-backed securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. The liquidity of mortgage-backed securities may change over time.
Mortgage-Related Government Securities. Mortgage-related securities that are U.S. government securities have collateral to secure payment of interest and principal. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.
Mortgage-Related Private Issuer Securities. Primarily these investments include multi-class debt or pass-through certificates secured by mortgage loans, which may be issued by private issuers. Private-issuer mortgage-backed securities may include loans on residential or commercial properties. Mortgage-related securities, including collateralized mortgage obligations (CMOs), issued by private issuers are not U.S. government securities, making them subject to greater credit risks than U.S. government securities. Private issuer securities are subject to the credit risks of both the issuers and the underlying borrowers, although in some cases they may be supported by insurance or guarantees.
Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor.
Neither the Fund nor the investment adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.
Forward Rolls. The Fund can enter into “forward roll” transactions (also referred to as “mortgage dollar rolls”) with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund will bear the risk that the market value of the securities might decline below the price at which the Fund is obligated to repurchase them or that the counterparty might default in its obligations.
A substantial portion of the Fund’s assets may be subject to forward roll transactions at any given time.
Zero-Coupon and Stripped Securities. Some of the debt securities the Fund may invest in are zero-coupon or stripped securities. They may be issued by the U.S. government or private issuers. Zero-coupon securities pay no interest prior to their maturity date or another specified date in the future but are issued at a discount from their face value. Stripped securities are the separate income or principal components of a debt security. One component might receive all the interest and the other all the principal payments. The securities that are entitled to only the principal payments may be sold at a substantial discount from the market value of the initial security.
Zero-coupon and stripped securities are particularly sensitive to changes in interest rates and may be subject to greater price fluctuations as a result of interest rate changes than interest bearing securities. The Fund may be required to pay a dividend of the imputed income on a zero-coupon or principal-only security at a time when it has not actually received the income. The values of interest-only and principal-only securities are also very sensitive to prepayments of underlying obligations. When prepayments tend to fall, the timing of the cash flows to principal-only securities increases, making them more sensitive to interest rates. The market for zero-coupon and stripped securities may be limited, making it difficult for the Fund to value them or dispose of its holdings quickly at an acceptable price.
Price Arbitrage. Because the Fund can invest in below-investment-grade bonds that may trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity
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requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Event-Linked Securities. The Fund may invest in “event-linked” securities (including “catastrophe” bonds and other insurance-linked securities) or in interests in trusts and other pooled entities that invest primarily or exclusively in event-linked securities, including entities sponsored and/or advised by the investment adviser or an affiliate. Event-linked securities are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. In some cases, the trigger event will not be deemed to have occurred unless it is of a certain magnitude (based on scientific readings) or causes a certain measurable amount of loss to the issuer, a particular industry group, or a reference index. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal and additional interest.
Event-linked securities may be issued by government agencies, insurance companies, reinsurers, and financial institutions, among other issuers, or special purpose vehicles associated with the foregoing. Often event-linked securities provide for extensions of maturity in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred. An extension of maturity may increase a bond’s volatility.
Event-linked securities may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. Lack of a liquid market may result in higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked securities are typically rated by one or more nationally recognized statistical rating organizations and the Fund will only invest in event-linked securities that meet the credit quality requirements for the Fund.
Sector Allocation Risk. In allocating investments among its three principal market sectors, the Fund seeks to take advantage of the potential lack of performance correlation between those sectors. There is the risk that the evaluations regarding the sectors’ relative performance may be incorrect and those sectors may all perform in a similar manner under certain market conditions.
Foreign Investing. The Fund may buy debt securities of issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depository Receipts (ADRs) or similar depository arrangements. The Fund’s foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the “full faith and credit” of that government.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
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Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
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Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
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Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
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Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
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Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
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Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
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Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
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Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in adifferent region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
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Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries. Unexpected market closures may also affect investments in developing or emerging markets.
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Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
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Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities. Developing or emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes.
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Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes and trade conditions. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets, and there may be difficulty related to the quality, availability and timeliness of information. In addition, the taxation systems at the federal, regional and local levels in developing or emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Developing or emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources.
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Less Developed Legal Systems. Developing or emerging market countries may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in developing or emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue.
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Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
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Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
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Financial Reporting Standards. Companies in developing or emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in developing or emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain developing or emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain developing or emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of developing or emerging market issuers meet PCAOB standards.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).
The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund (IMF), or other governments and institutions to address those issues. Failure by one or more EU member states to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of
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Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, the United Kingdom’s departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
LIBOR Transition Risk. The Fund invests in financial instruments that utilize the London Interbank Offered Rate (LIBOR) as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is currently anticipated that LIBOR will cease to be published after that time, although there are initiatives underway for the discontinuation to be extended beyond 2021 for certain LIBOR rates. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate (e.g., the Secured Overnight Financing Rate (SOFR), which is intended to replace the U.S. dollar LIBOR) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; increased difficulty in borrowing or refinancing and diminished effectiveness of any applicable hedging strategies against instruments whose terms currently include LIBOR; and/or costs incurred in connection with temporary borrowings and closing out positions and entering into new agreements. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.
Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Options, futures, forward contracts, swaps and “structured” notes are some of the types of derivatives that the Fund may use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
“Structured” Notes. “Structured” notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities, a commodity or the financial performance of one or more obligors. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, commodity or obligor.
Risks of “Structured” Notes. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.
In some cases, the Fund may invest in structured notes that pay an amount based on a multiple of the relative change in value of the underlying investment or index. This type of note increases the potential for income but at a greater risk of loss than a typical debt security of the same maturity and credit quality.
Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument.
Risks of Credit Default Swaps. Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Fund will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange the right to receive interest payments. For example, they might swap the right to receive floating rate payments based on a reference rate for the right to receive fixed rate payments. An interest rate swap enables an investor to buy or sell protection against changes in an interest rate. An interest rate swap may be embedded within a structured note or other derivative instrument.
Risks of Interest Rate Swaps. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference rate does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or asset or basket of securities or assets or a non-asset reference such as a securities or other type of index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.
Risks of Total Return Swaps. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Volatility Swap Contracts. Volatility is a measure of the magnitude of fluctuations in the value of a security, currency, index or other financial instrument over a specified period of time. The Fund may enter into types of volatility swaps to hedge the volatility of a particular security, currency, index or other financial instrument, or to seek to increase its investment return. In volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period. For example, to hedge the risk that the value of an asset held by the Fund may fluctuate significantly over the Fund’s period of investment, the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of the asset over a specified time period is greater than a volatility rate agreed at the outset of the swap. Alternatively, if the investment adviser believes that a particular security, currency, index or other financial instrument will
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demonstrate more (or less) volatility over a period than the market’s general expectation, to seek to increase investment return the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of that underlying instrument over the period is more (or less) than the volatility rate agreed at the outset of the swap.
Risks of Volatility Swaps. Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the investment adviser is incorrect in its forecast of volatility for the underlying security, currency, index or other financial instrument that is the subject of the swap. If the investment adviser is incorrect in its forecast, the Fund would likely be required to make a payment to the counterparty under the swap. Volatility swaps can have the potential for unlimited losses.
Currency Swaps. In a currency swap, the Fund and another party agree to exchange different currencies at contract inception that are equivalent to a notional value, or agree to exchange periodic payments that are based on interest rates available in the respective currencies at contract inception. In an agreement to exchange currencies at contract inception, the contract also includes an agreement to reverse the exchange of the same notional values of those currencies at contract termination. Other currency swap contracts may not provide for exchanging the different currencies at all, and only for exchanging interest cash flows based on the notional value in the contract.
Risks of Currency Swaps. Currency swaps entail both credit risk and liquidity risk. A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. It may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in losses to the Fund.
Swap Transactions. Pursuant to rules implemented under financial reform legislation, certain types of swaps are required to be executed on a regulated market and/or cleared through a clearinghouse, which may affect counterparty risk and other risks faced by the Fund, and could result in increased margin requirements and costs for the Fund. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a clearing house, and the Fund faces the clearinghouse by means of an account with a futures commission merchant that is a member of the clearinghouse.
Foreign Currency Forwards and Options. Foreign currency forward contracts are used to buy or sell foreign currency for future delivery at a fixed price. They are used to lock in the U.S. dollar price of a security denominated in a foreign currency, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. Options on foreign currencies may be used to try to protect against declines in the U.S. dollar value of foreign securities the Fund owns and against increases in the dollar cost of foreign securities the Fund anticipates buying. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the
Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. Entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.
Investments in the Fund’s Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests in Regulation S securities.
Investment in the Subsidiary is expected to provide the Fund with exposure to Regulation S securities. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or the Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease. The Fund has received a private letter ruling from the Internal Revenue Service confirming that income from the Fund’s investment in the Subsidiary constitutes “qualifying income” for purposes of qualifying as a regulated investment company under Subchapter M.
If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at the corporate income tax rate, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. The Fund could be required to pay substantial taxes, penalties and interest and to make substantial distributions, in order to re-qualify for such special treatment.
Special Considerations of Senior Loans and Other Loans. The Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.”
Senior loans typically have higher recoveries than other debt obligations that rank lower in the priority of payments for a particular debtor, because in
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most instances they take preference over those subordinated debt obligations, with respect to payment of interest and principal, and over stock. However, the Fund is still subject to the risk that the borrower under a loan will default on scheduled interest or principal payments and that the assets of the borrower to which the Fund has recourse will be insufficient to satisfy in full the payment obligations that the borrower has to the Fund. The risk of default will increase in the event of an economic downturn or, in the case of a floating rate loan, a substantial increase in interest rates (because the cost of the borrower’s debt service will increase as the interest rate on its loan is upwardly adjusted). The Fund may own a debt obligation of a borrower that becomes, or is about to become, insolvent. The Fund can also purchase debt obligations that are extended to a bankrupt entity (so called debtor-in-possession or ‘DIP’ financing) or debt obligations that are issued in connection with a restructuring of the borrower under bankruptcy laws.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
How the Fund Invests in Loans. The Fund may invest in loans in one or more of three ways: the Fund may invest directly in a loan by acting as an original lender; the Fund may invest directly in a loan by purchasing a loan by an assignment; or the Fund may invest indirectly in a loan by purchasing a participation interest in a loan. The Fund may also gain exposure to loans indirectly using certain derivative instruments, which is described elsewhere in this prospectus.
Original Lender. The Fund can invest in loans, generally “at par” (a price for the loan equal approximately to 100% of the funded principal amount of the loan, minus any original issue discount) as an original lender. When the Fund is an original lender, it is entitled to receive a return at the full interest rate for the loan.
Loan Assignments. The Fund may also purchase a loan by assignment. In a loan assignment, the Fund typically succeeds to the rights and obligations of the assigning lender under the loan agreement and becomes a “lender” under the loan agreement, entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys an assignment, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the assignment, to the lender selling the assignment. Occasionally, the selling lender pays a fee to the assignee. If the Fund assigns a loan, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to. In addition, the Fund may be required to pay a transfer fee to the lending agent.
Participation Interests. The Fund may invest in participation interests in loans. Participation interests represent an undivided fractional interest in a loan. They are typically purchased from banks or dealers that have made the loan or have become members of the loan syndicate by purchasing the loan by assignment. When the Fund invests in a loan via a participation, the participation seller remains the lender of record under the loan agreement, and the Fund typically becomes the beneficial owner of the loan, and is entitled to receive from the participation seller any payments or other property or distributions received by the participation seller from or on behalf of the borrower of the loan. When the Fund buys a participation, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the participation, to the lender selling the participation. Occasionally, the selling lender pays a fee to the participant. If the Fund sells a participation, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to.
Recourse. When the Fund invests in loans as an original lender it will have direct recourse against the borrower in the event of a failure to pay scheduled principal or interest. When it purchases a loan by assignment, it typically succeeds to whatever rights the assigning lender had under the loan agreement, and will therefore be entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys a participation interest, it assumes the credit risk of the borrower and the counterparty risk of the lender selling the participation interest (and, in certain circumstances, such lender’s credit risk), and the terms of the participation may not entitle the Fund to all rights of a direct lender under the loan (for example, with respect to consent, voting or enforcement rights). Therefore, the Fund’s rights under a participation interest for a particular loan may be more limited than the rights of the original lender or an investor who acquires an assignment of that loan. Where the Fund invests in a loan via a participation, the Fund generally will have no right of direct recourse against the borrower or ability to otherwise directly enforce the terms of the loan agreement.
Investments in Pooled Investment Entities that Invest in Loans. The Fund can also buy interests in trusts and other pooled entities (including other investment companies) that invest primarily or exclusively in loan obligations, including entities sponsored or advised by the Adviser or an affiliate. The Fund will be subject to the pooled entity’s credit risks as well as the credit risks of the underlying loans. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated investment-grade or below-investment-grade or may be unrated. These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the pooled entity that holds the loan obligations.
Interest Rates and Floating or Adjustable Rate Loans. The loans in which the Fund invests typically have floating or adjustable interest rates. For that reason, the Adviser expects that when interest rates change, the values of these floating rate loans will fluctuate less than the values of fixed-rate debt securities, and that the net asset values of the Fund’s shares will fluctuate less than the shares of funds that invest mainly in fixed-rate debt obligations. However, the interest rates of some floating rate loans adjust only periodically. Between the times that interest rates on floating rate loans adjust (which is most often quarterly, but may be monthly, every six months, or some other period), the interest rates on those floating rate loans may not correlate to prevailing interest rates. That will affect the value of the loans and may cause the net asset values of the Fund’s shares to fluctuate.
The base rate usually is a benchmark that “floats” or changes to reflect current interest rates, such as the prime rate offered by one or more major U.S. banks (referred to as the “Prime Rate”).
The applicable rate is defined in the loan agreement. Borrowers tend to select the base lending rate that results in the lowest interest cost, and the benchmark selected by a borrower for its loans may change from time to time (but the benchmark selected for a particular loan will remain the same for the life of that loan). If the benchmark interest rate on a floating rate loan changes, the rate payable to lenders under the floating rate loan will, in turn, change at the next scheduled adjustment date. If the benchmark rate increases, the Fund would earn interest at a higher rate on that floating rate loan after the next scheduled adjustment date. If the benchmark rate decreases, the Fund would earn interest at a lower rate on that floating rate loan after the next scheduled adjustment date.
The Fund may use interest rate swap agreements and other hedging practices to mitigate fluctuations in value when the interest rate under the loan is periodically reset.
The Fund may invest in loans having a fixed rate of interest; however, it is unlikely to do so because fixed rate loans are uncommon in the loan market generally.
Prepayment. The Fund has no limits as to the maturity of loans it may purchase. Senior Loans in general have a stated term of between five and seven years, and other types of loans in which the Fund may invest may have shorter or longer maturities. Notwithstanding their stated maturity, loans may be prepaid prior to their stated terms for reasons including, but not limited to, high market demand for loans, refinancing by the borrower, mandatory prepayment requirements or desire of the borrower to repay outstanding debt. If a borrower prepays a loan, the Fund will have to reinvest
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the proceeds in other loans or financial assets that may pay lower rates of return. However, any prepayment and facility fees the Fund receives may help reduce any adverse impact on the Fund’s yield. Because the interest rates on floating rate loans adjust periodically, the Adviser believes that the Fund should generally be able to reinvest prepayments in floating rate loans that have yields similar to those that have been prepaid.
Subordination. Senior loans typically hold the most senior position in a borrower’s capital structure. They may include loans that hold the most senior position alone, loans that hold an equal ranking with other senior debt, or loans that are, in the judgment of the Adviser, in the category of senior debt of the borrower. Borrowers typically are required contractually to pay the holders of senior loans before they pay the holders of subordinated debt and preferred or common shareholders and give the holders of senior secured loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. Senior loans are subject to the risk that a court could subordinate a senior loan to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.
That senior position in the borrower’s capital structure typically gives the holders of senior loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. This means in the event the assets of the borrower are insufficient in value to satisfy all its creditors, senior debt will be satisfied in priority to debt that is subordinate to senior debt.
Lien Position. Loans that are collateralized may have multiple lenders or other creditors that take different lien positions. While second lien loan positions generally are subject to similar risks as those associated with investments in first lien loan positions, second lien loan positions have the additional risk that if the borrower defaults on its obligations under the loan and the loan creditors enforce their security interest or if the borrower becomes bankrupt, the secured claims of the creditors in the first lien position will be satisfied prior to the secured claims of the creditors in the second lien position. If the cash flow and assets of the borrower are insufficient to satisfy both the first lien loans and the second lien loans in full, the creditors in the second lien position may not be satisfied in full. If a loan has first and second lien positions, typically the Fund will invest in the first lien position; however, it may invest in the second lien position. Second lien positions generally pay a higher margin than first lien positions to compensate second lien creditors for the greater risk they assume.
Collateral. Loans may be fully collateralized with one or more of (1) working capital assets, such as accounts receivable and inventory, (2) tangible fixed assets, such as real property, buildings and equipment, (3) intangible assets such as trademarks or patents, or (4) shares of stock of the borrower or its subsidiaries or affiliates. A loan agreement may or may not require the borrower to pledge additional collateral to secure a loan if the value of the initial collateral declines, or if additional assets are acquired by the borrower. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of those assets would satisfy a borrower’s obligations under a loan in full. A borrower’s subsidiaries, affiliates, shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. However, the value of the collateral may decline after the Fund invests in the loan, particularly if the collateral consists of equity securities of the borrower or its subsidiaries or affiliates.
If a borrower defaults, insolvency laws may limit the Fund’s access to the collateral, or the lenders may be unable to liquidate the collateral. A bankruptcy court might find that the lenders’ security interest or their enforcement of their security under the loan to be invalid, or a bankruptcy court may require the borrower to use the collateral to pay other outstanding obligations prior to satisfying the lenders in full. If the collateral consists of stock of the borrower or its subsidiaries, the stock may lose all of its value in the event of a bankruptcy, which would leave the Fund exposed to greater potential loss. In addition, in the event of a borrower default on a collateralized loan, the Fund may receive assets other than cash or securities in full or partial satisfaction of the borrower’s obligation under the loan. Those assets may be illiquid, and the Fund might not be able to realize the benefit of the assets for legal, practical or other reasons. The Fund might hold those assets until the Adviser determines it is appropriate to dispose of them. If the collateral becomes illiquid or loses some or all of its value, the collateral may not be sufficient in value to compensate the Fund in full in the event of a default of scheduled interest or principal payments.
The Fund can invest in loans that are not secured by any specific collateral of the borrower. If the borrower is unable to pay interest or defaults in the payment of principal, there will be no collateral on which the Fund can foreclose. Therefore, these loans present greater risks than collateralized loans because the recourse of the Fund to the borrower’s assets in the case of a default would be as a general unsecured creditor.
Highly Leveraged Transactions and Insolvent Borrowers. The Fund can invest in loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit risks than other loans. Highly leveraged loans and loans in default also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
The Fund can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to the Fund.
Restrictive Loan Covenants. Borrowers must comply with various restrictive covenants typically contained in loan agreements. They may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. They may include requirements that the borrower prepay the loan with any free cash flow. A break of a covenant that is not waived by the agent bank (or the lenders) is normally an event of default that provides the agent bank or the lenders the right to call the outstanding amount on the loan. If a lender accelerates the repayment of a loan because of the borrower’s violation of a restrictive covenant under the loan agreement, the borrower might default in payment of the loan.
Limited Secondary Market for Loans. Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans, some loans are not as easily purchased or sold as publicly-traded securities. As a result, some loans are illiquid, which means that the Fund may be limited in its ability to sell those loans at an acceptable price when it wants to in order to generate cash, avoid losses or to meet repurchase requests. The market for illiquid financial assets is more volatile than the market for liquid investments and it may be more difficult to obtain accurate valuations for the Fund’s investments.
Possible Limited Availability of Loans. Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. The limited availability may be due to a number of factors. Direct lenders may allocate only a small number of loans to new investors, including the Fund. There may be fewer loans available for investment that meet the Fund’s credit standards, particularly in times of economic downturns. Also, lenders or agents may have an incentive to market the less desirable loans to investors such as the Fund while retaining attractive loans for themselves. This would reduce the amount of attractive investments for the Fund. If market demand for loans increases, the interest paid by loans that the Fund holds may decrease.
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Delayed Settlement. Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This is partly due to the nature of loans, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, dealers frequently insist on matching their purchases and sales, which can lead to delays in the Fund’s settlement of a purchase or sale in circumstances where the dealer’s corresponding transaction with another party is delayed. Dealers will also sometimes sell loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner, as well as the Fund’s performance, may be adversely affected.
Credit Quality Standards for Loans. Rating organizations, such as S&P or Moody’s, rate debt obligations by rating the issuer, after evaluating the issuer’s financial soundness. Generally, the lower the investment rating, the more risky the investment. Debt securities rated below “BBB-” by S&P or “Baa3” by Moody’s are commonly referred to as “high risk” securities or, in the case of bonds, “junk bonds.” Loans rated “B” are below investment grade and are regarded by rating organizations as predominantly speculative with respect to the borrower’s ability to repay interest and principal when due over a long period. While securities rated Baa by Moody’s or BBB by S&P are considered to be “investment grade,” they have some speculative characteristics. The Fund may invest in loans that are rated both investment grade and below-investment grade by different rating organizations. An appendix to the Fund’s Statement of Additional Information includes the definitions of the rating categories of the principal rating organizations.
Many loans are not rated by rating organizations. The lack of a rating does not necessarily imply that a loan is of lesser investment quality.
While the Fund expects to have access to financial and other information regarding the borrower that has been made available to the lenders under a loan, it may not have such information in connection with participation interests and certain loan assignments. Additionally, the amount of public information available with respect to loans generally will be less extensive than what is available for exchange-listed or otherwise registered securities.
The Adviser will normally seek to avoid receiving material, non-public information about the issuers of loans being considered for acquisition by the Fund or held in the Fund’s portfolio. The Adviser’s decision not to receive material, non-public information under normal circumstances may place the Fund at a disadvantage relative to other investors in loans, and could adversely affect the Fund’s investment performance. In certain cases, the Adviser may nevertheless receive material, non-public information regarding loans, and its ability to trade in such loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Adviser’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term, which are taxed at a higher rate than long term gains.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as “restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will comply with Rule 22e-4 under the Investment Company Act of 1940 in managing its illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Investments in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds, unit investment trusts and business development companies subject to the limits of the Investment Company Act of 1940. One reason the Fund might do so is to gain exposure to segments of the markets represented by another fund, at times when the Fund might not be able to buy the particular type of securities directly. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses. The Fund does not intend to invest in other investment companies unless it is believed that the potential benefits of the investment justify the expenses. The Fund’s investments in the securities of other investment companies are subject to the limits that apply to those types of investments under the Investment Company Act of 1940.
These investments are subject to limits set forth in the Investment Company Act and the following additional limitation: the Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of Section 12(d)(1) of the Investment Company Act.
Risks of Investing in Regulation S Securities. Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act of 1933. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than that originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Rule 144A Securities. Certain securities in which the Fund may invest are Rule 144A Securities. Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
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Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Common Stock and Other Equity Investments. Equity securities include common stock, preferred stock, rights, warrants and certain securities that are convertible into common stock. Equity investments may be exchange-traded or over-the-counter securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of equity securities generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry) their share values may fluctuate more in response to events affecting the market for that type of security.
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Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.
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Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
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Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
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Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. The market value of a convertible security reflects both its “investment value,” which is its expected income potential, and its “conversion value,” which is its anticipated market value if it were converted. If its conversion value exceeds its investment value, the security will generally behave more like an equity security, in which case its price will tend to fluctuate with the price of the underlying common stock or other security. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, in which case the security’s price will likely increase when interest rates fall and decrease when interest rates rise. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Most convertible securities will vary, to some extent, with changes in the price of the underlying common stock and are therefore subject to the risks of that stock. In addition, convertible securities may be subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. However, credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities. Some convertible preferred stocks have a mandatory conversion feature or a call feature that allows the issuer to redeem the stock on or prior to a mandatory conversion date. Those features could diminish the potential for capital appreciation on the investment.
Municipal Securities. The Fund may invest in municipal securities. Municipal securities are fixed-income securities primarily issued by states, cities, counties and other governmental entities in the United States to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects, or financing public facilities. The interest received from most municipal bonds is exempt from federal, state or local income taxes in the municipalities where the bonds are issued, however the Fund can invest in municipal securities because the investment adviser believes they offer attractive yields relative to the yields and risks of other debt securities, rather than to seek tax-exempt interest income for distribution to shareholders.
Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk and credit risk. The value of the Fund’s investment in municipal securities will be highly sensitive to events affecting the fiscal stability of the states, municipalities, agencies, authorities and other instrumentalities that issue the municipal securities. In particular, economic, legislative, regulatory or political developments affecting the ability of a state’s issuers to pay interest or repay principal may significantly affect the value of the Fund’s investments in these securities. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, or changes in the credit ratings assigned to the state’s municipal issuers. Other occurrences, such as catastrophic natural disasters, can also adversely affect a state’s fiscal stability. National economic crises, such as occurred in the latter half of 2008 and early 2009, may cause deterioration in the economies of many states, resulting in an adverse impact on states’ spending, revenues and state budgets that can cause many states to operate under significant financial stress.
When-Issued and Delayed-Delivery Transactions. The Fund may purchase securities on a “when-issued” basis and may purchase or sell such securities on a “delayed-delivery” basis. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction, with payment and delivery of the security made at a later date. When purchasing securities in this manner, during the period between
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purchase and settlement, the Fund makes no payment to the issuer (or seller) of the security and no interest accrues to the Fund from the investment.
The securities are subject to changes in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the Fund paid. The Fund may lose money if the value of the security has declined below the purchase price.
Repurchase Agreements. In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.
Distressed Debt Securities. The Fund may invest in debt securities issued by companies that are involved in reorganizations, financial restructurings or bankruptcy. Such distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in below-investment-grade debt securities. The Fund will generally not receive interest payments on the distressed securities and may also incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Defaulted Securities. The Fund may purchase defaulted securities if the investment adviser believes that there is potential for resumption of income payments or realization of income on the sale of the securities or the collateral or other advantageous developments appear likely in the near future. Notwithstanding the investment adviser’s belief about the resumption of income payments or realization of income, the purchase of defaulted securities is highly speculative and involves a high degree of risk, including the risk of a substantial or complete loss of the Fund’s investment. Defaulted securities are subject to the Fund’s limitation, if any, on holding below-investment-grade securities. The investment adviser does not expect that this will be a significant investment strategy of the Fund.
Subordinated Debt Obligations. The Fund can purchase fixed-rate and adjustable-rate subordinated debt obligations issued by U.S. or foreign entities. The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities. The Fund can invest a variable amount of its net assets in investments, including subordinated debt obligations, rated below “B.” See “Credit Quality Standards for Senior Loans” above. Subordinated debt obligations do not have the same level of priority as Senior Loans and accordingly involve more risk than Senior Loans. If a borrower becomes insolvent, the borrower’s assets may be insufficient to meet its obligations to the holders of its subordinated debt.
Exchange-Traded Funds (ETFs). The Fund can invest in ETFs, which are typically open-end funds or unit investment trusts listed on a stock exchange and traded like stocks. The Fund might do so as a way of gaining exposure to securities represented by the ETF’s portfolio at times when the
Fund may not be able to buy those securities directly, or it might do so in order to equitize cash positions. As a shareholder of an ETF, the Fund would be subject to its ratable share of that ETF’s expenses, including its advisory and administration expenses. At the same time, the Fund would bear its own management fees and expenses. Similar to a mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF. Because ETFs are listed on national stock exchanges and traded like stocks listed on an exchange, shares of ETFs potentially may trade at a discount or a premium to their net asset value. An active market for the ETF may not develop. Additionally, market trading in the ETF may be halted under certain circumstances. Furthermore, investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The Fund’s investments in the shares of ETFs are subject to the limits that apply to investments in investment companies under the Investment Company Act of 1940 or any exemptive relief therefrom. The Fund does not intend to invest in ETFs unless the investment adviser believes that the potential benefits of the investment justify the expenses.
Additional Investment Information. In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco Advisers, Inc. serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the
18        Invesco Global Strategic Income Fund

Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.54% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■
Hemant Baijal (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Baijal managed the predecessor fund since 2018 and was associated with OppenheimerFunds, a global asset management firm, since 2011.
■
Christopher (Chris) Kelly, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Kelly managed the predecessor fund since 2017 and was associated with OppenheimerFunds, a global asset management firm, since 2015. Prior to joining OppenheimerFunds, Mr. Kelly was at BlackRock Inc., where he was Deputy Head of Emerging Markets Fixed Income from 2012 to 2015.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers' investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 4.25% initial sales charge as listed under the heading “Category II Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, monthly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
19        Invesco Global Strategic Income Fund

Consolidated Financial Highlights
The consolidated financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The consolidated financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the Fund or predecessor fund or a class of Fund or predecessor fund shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s consolidated financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (d)(e)
Class A
Year ended 10/31/20	$ 3.75	$ 0.10	$ (0.16)	$ (0.06)	$ (0.05)	$ (0.06)	$ (0.11)	$ 3.58	(1.47)%(f)	$ 2,236,548	0.98%(f)(g)	0.99%(f)(g)	2.70%(f)(g)	273%
One month ended 10/31/19	3.72	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.75	(1.11)	2,669,175	0.96(h)	1.00(h)	3.80(h)	25
Year ended 09/30/19	3.73	0.19	(0.01)	0.18	(0.13)	(0.06)	(0.19)	3.72	5.08	2,671,046	0.95	1.00	5.25	114
Year ended 09/30/18	3.96	0.18	(0.23)	(0.05)	(0.18)	—	(0.18)	3.73	(1.49)	2,699,688	1.00	1.07	4.79	67
Year ended 09/30/17	3.95	0.16	0.01	0.17	(0.11)	(0.05)	(0.16)	3.96	4.45	3,124,887	1.01	1.08	4.13	69
Year ended 09/30/16	3.87	0.15	0.08	0.23	(0.14)	(0.01)	(0.15)	3.95	6.07	3,607,387	1.02	1.06	3.87	78

Class C
Year ended 10/31/20	3.74	0.07	(0.16)	(0.09)	(0.03)	(0.05)	(0.08)	3.57	(2.23)	154,642	1.74(g)	1.75(g)	1.94(g)	273
One month ended 10/31/19	3.71	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.74	1.04	220,077	1.72(h)	1.76(h)	3.03(h)	25
Year ended 09/30/19	3.72	0.17	(0.02)	0.15	(0.11)	(0.05)	(0.16)	3.71	4.28	224,035	1.71	1.76	4.49	114
Year ended 09/30/18	3.95	0.16	(0.24)	(0.08)	(0.15)	—	(0.15)	3.72	(2.26)	540,465	1.76	1.83	4.03	67
Year ended 09/30/17	3.94	0.13	0.01	0.14	(0.09)	(0.04)	(0.13)	3.95	3.67	696,936	1.77	1.84	3.37	69
Year ended 09/30/16	3.87	0.12	0.07	0.19	(0.11)	(0.01)	(0.12)	3.94	5.01	850,319	1.77	1.81	3.12	78

Class R
Year ended 10/31/20	3.75	0.09	(0.15)	(0.06)	(0.04)	(0.06)	(0.10)	3.59	(1.45)	79,116	1.24(g)	1.25(g)	2.44(g)	273
One month ended 10/31/19	3.72	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.75	1.09	99,920	1.22(h)	1.26(h)	3.53(h)	25
Year ended 09/30/19	3.73	0.18	(0.01)	0.17	(0.12)	(0.06)	(0.18)	3.72	4.81	100,112	1.21	1.26	4.99	114
Year ended 09/30/18	3.96	0.17	(0.23)	(0.06)	(0.17)	—	(0.17)	3.73	(1.75)	111,816	1.26	1.33	4.53	67
Year ended 09/30/17	3.95	0.15	0.01	0.16	(0.10)	(0.05)	(0.15)	3.96	4.19	123,825	1.27	1.34	3.87	69
Year ended 09/30/16	3.88	0.14	0.07	0.21	(0.13)	(0.01)	(0.14)	3.95	5.53	149,098	1.27	1.31	3.61	78

Class Y
Year ended 10/31/20	3.75	0.11	(0.16)	(0.05)	(0.05)	(0.07)	(0.12)	3.58	(1.24)	201,675	0.74(g)	0.75(g)	2.94(g)	273
One month ended 10/31/19	3.71	0.01	0.04	0.05	(0.00)	(0.01)	(0.01)	3.75	1.40	335,775	0.72(h)	0.77(h)	4.03(h)	25
Year ended 09/30/19	3.73	0.20	(0.02)	0.18	(0.13)	(0.07)	(0.20)	3.71	5.05	329,963	0.72	0.77	5.49	114
Year ended 09/30/18	3.96	0.19	(0.23)	(0.04)	(0.19)	—	(0.19)	3.73	(1.26)	371,434	0.76	0.83	5.03	67
Year ended 09/30/17	3.95	0.17	0.01	0.18	(0.11)	(0.06)	(0.17)	3.96	4.70	494,017	0.77	0.84	4.43	69
Year ended 09/30/16	3.87	0.16	0.08	0.24	(0.15)	(0.01)	(0.16)	3.95	6.33	369,088	0.77	0.81	4.11	78

Class R5
Year ended 10/31/20	3.75	0.11	(0.14)	(0.03)	(0.06)	(0.07)	(0.13)	3.59	(0.81)	10	0.64(g)	0.64(g)	3.04(g)	273
One month ended 10/31/19	3.72	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.75	1.14	10	0.70(h)	0.72(h)	4.05(h)	25
Period ended 09/30/19(i)	3.69	0.07	0.02	0.09	(0.04)	(0.02)	(0.06)	3.72	2.40	10	0.63(h)	0.68(h)	5.58(h)	114

Class R6
Year ended 10/31/20	3.73	0.11	(0.15)	(0.04)	(0.05)	(0.07)	(0.12)	3.57	(0.86)	20,939	0.63(g)	0.63(g)	3.05(g)	273
One month ended 10/31/19	3.70	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.73	1.14	36,634	0.57(h)	0.62(h)	4.18(h)	25
Year ended 09/30/19	3.71	0.21	(0.01)	0.20	(0.14)	(0.07)	(0.21)	3.70	5.49	36,479	0.57	0.62	5.63	114
Year ended 09/30/18	3.94	0.20	(0.23)	(0.03)	(0.20)	—	(0.20)	3.71	(1.15)	41,461	0.61	0.68	5.18	67
Year ended 09/30/17	3.93	0.18	0.01	0.19	(0.12)	(0.06)	(0.18)	3.94	4.89	47,348	0.59	0.65	4.57	69
Year ended 09/30/16	3.86	0.16	0.07	0.23	(0.15)	(0.01)	(0.16)	3.93	6.27	45,840	0.58	0.62	4.30	78

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Does not include indirect expenses from affiliated fund fees and expenses of 0.04%, 0.04%, 0.01%, 0.01% and 0.01% for the one month ended October 31, 2019 and the years ended
September 30, 2019, 2018, 2017 and 2016, respectively.

(d)
The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $$364,949,527 and $405,130,315, $5,760,311,794 and
$5,754,174,138, $6,366,360,171 and $6,415,700,475, $5,559,676,349 and $5,415,035,851 and $4,468,857,111 and $4,304,402,600 for the one month ended October 31, 2019 and the years ended September 30, 2019, 2018, 2017 and 2016, respectively.

20        Invesco Global Strategic Income Fund

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the year ended ended October 31, 2020.
(g)
Ratios are based on average daily net assets (000’s omitted) of $2,382,070, $183,534, $85,924, $291,928, $10 and $23,627 for Class A, Class C, Class R, Class Y, Class R5 and Class R6
shares, respectively.

(h)	Annualized.
(i)	Commencement date after the close of business on May 24, 2019.
21        Invesco Global Strategic Income Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■
Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
■
Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

■
Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■
Conversions into Class A from Class A2 of the same Fund.
■
Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■
Reject or cancel all or any part of any purchase or exchange order.
■
Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
■
Modify or terminate any sales charge waivers or exceptions.
■
Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■
Trade activity monitoring.
■
Discretion to reject orders.
■
Purchase blocking.
■
The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■
The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Global Strategic Income Fund SEC 1940 Act file number: 811-05426

invesco.com/us	O-GLSI-PRO-1

Prospectus
February 22, 2021
Class: A (GLTAX), C (GLTCX), R (GLTRX), Y (GLTYX), R5 (GLTFX), R6 (GLTSX)

Invesco Global Targeted Returns Fund
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
■
is not FDIC insured;
■
may lose value; and
■
is not guaranteed by a bank.

        Invesco Global Targeted Returns Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is to seek a positive total return over the long term in all market environments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund VII Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	1.25	1.25	1.25	1.25	1.15	1.15

Acquired Fund Fees and Expenses	0.04	0.04	0.04	0.04	0.04	0.04

Total Annual Fund Operating Expenses	2.64	3.39	2.89	2.39	2.29	2.29

Fee Waiver and/or Expense Reimbursement[2]	1.20	1.20	1.20	1.20	1.10	1.10

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.44	2.19	1.69	1.19	1.19	1.19

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.04% and excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.44%, 2.19%, 1.69%, 1.19%, 1.19% and 1.19%, respectively, of the Fund's average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2022 and June 30, 2022. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	689$	1,217$	1,772$	3,276$

Class C	322$	930$	1,662$	3,425$

Class R	172$	782$	1,417$	3,128$

Class Y	121$	631$	1,167$	2,634$

Class R5	121$	610$	1,125$	2,540$

Class R6	121$	610$	1,125$	2,540$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	689$	1,217$	1,772$	3,276$

Class C	222$	930$	1,662$	3,425$

Class R	172$	782$	1,417$	3,128$

Class Y	121$	631$	1,167$	2,634$

Class R5	121$	610$	1,125$	2,540$

Class R6	121$	610$	1,125$	2,540$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund aims to achieve its objective through an unconstrained approach to generating investment ideas and through robust risk management. Ideas are generated from discussion around investment themes, fundamental economic analysis and valuation/qualitative modeling and may result in investments across a wide array of asset classes, geographies, sectors and currencies. Asset classes may include equities, debt securities (including investment grade and non-investment grade debt securities issued by companies, governments and/or supranational institutions without regard to maturity), commodities, currencies and money market instruments. The Fund’s exposure to these asset classes will be achieved through direct investments, including derivative instruments, as well as through affiliated and unaffiliated open-end mutual funds and exchange-traded funds.
In addition to investments in other funds and pooled investment vehicles, physical securities and currencies, the Fund’s investment strategies and techniques will make significant use of derivative instruments to obtain exposure to long and short positions. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund may invest in derivatives either directly or, in certain instances, indirectly through Invesco Cayman Commodity Fund VII Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The Fund may purchase and sell (write) various types of derivatives including but not limited to derivatives on currencies, interest rates, volatility, inflation, variance and/or total return of reference
1        Invesco Global Targeted Returns Fund

assets, credit, commodity indices and equities, which may be traded on an exchange or over-the-counter (OTC). Such derivative usage can be for the purposes of hedging, speculation or to allow the portfolio managers to implement the Fund’s investment strategies more efficiently than investing directly in reference assets. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than for most mutual funds. The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives that create a leveraging effect. The Fund generally will maintain a portion of its total assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, which could be used as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The Fund’s exposure to physical commodities will be achieved through investments in exchange-traded funds, commodity futures and swaps, some or all of which will be owned through the Subsidiary. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked and other derivatives and other securities that may provide leveraged and nonleveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
The Fund’s investments may include issuers of small-, medium- or large-sized companies. Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. Under normal circumstances, at least 40%, unless market conditions are not deemed favorable, in which case at least 30%, of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S., including emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund targets a gross return of 5% per annum above the U.S. 3 month Treasury Bill over a rolling 3 year period and aims to achieve this with less than half the volatility of global equities, as represented by the MSCI World 100% Hedged to USD Index, over the same rolling 3 year period. There is no guarantee that the Fund will achieve a positive return or its target return and an investor may lose money by investing in the Fund.
Investment ideas are analyzed and selected for inclusion based on expected returns. Each idea is judged against its ability to outperform the U.S. 3 month Treasury Bill over a rolling 3 year period. Each idea is also reviewed based on the independent risk of the idea as well as the diversification benefit to the Fund as a whole. Ideas can result in long or short positions on a core market or market segment as well as positions that implement the portfolio managers’ view on the attractiveness of one market or market segment over another.
In addition to the asset classes above, the Fund may make opportunistic investments in inflation-indexed and inflation-protected securities.
As part of the Fund's investment process to implement its investment strategy in pursuit of its investment objective, the Fund's portfolio managers also consider both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understanding an issuer's fundamentals, and assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer's valuation or creditworthiness. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio managers' assessment of issuers eligible for investment and the Fund's portfolio managers may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund's portfolio managers may change over time and one or more factors may not be relevant with respect to all issuers eligible for investment.
The Fund may invest directly in certain eligible China A Shares through Stock Connect (a securities trading and clearing program designed to achieve mutual stock market access between the People's Republic of China (PRC) and Hong Kong).
The Fund may invest directly in China onshore bonds traded on the China Interbank Bond Market (“CIBM”) through the China-Hong Kong Bond Connect program (“Bond Connect”).
The Fund may invest in real estate investment trusts (REITs).
The derivative instruments in which the Fund will principally invest will include but are not limited to futures contracts, options, forward foreign currency contracts, and swap agreements, such as total return swaps, volatility swaps, variance swaps, interest rate swaps, inflation swaps and credit default swaps.
Futures contracts will primarily be used to gain or limit exposure to equity, debt, commodities or currencies. Options will principally be used to gain or limit exposure to equity, debt and currency markets and securities.
Swap contracts will be used in a variety of different investment strategies, including to gain exposure to equity, debt, commodities and currencies and to seek to expand or limit the Fund’s volatility (and risk) to particular markets.
The Fund can use forward foreign currency contracts for speculative purposes or to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund’s portfolio managers consider selling a security or other investment, or covering a short position, (1) for risk control purposes or (2) when it no longer represents an attractive investment relative to other possible investments.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up
2        Invesco Global Targeted Returns Fund

and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Foreign Currency Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund’s business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or other action.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. The SEC has adopted new regulations related to the use of derivatives and related instruments by registered investment companies. These regulations may limit the Fund’s ability to engage in derivatives transactions and may result in increased costs or require the Fund to modify its investment strategies. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other mutual funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
Commodity Risk. The Fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments or supply and demand disruptions. Because the Fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. As a result of an announcement by the Internal Revenue Service (IRS), the Fund intends to invest in commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b)
3        Invesco Global Targeted Returns Fund

indirectly through the Subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could, among other consequences, limit the Fund’s ability to pursue its investment strategy.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The Fund measures the market capitalization of an issuer at the time of investment.
Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose the Fund to the risks of owning the underlying investments that the other investment company holds.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged, which may result in economic leverage, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Inflation-Indexed Securities Risk. The values of inflation-indexed securities generally fluctuate in response to changes in real interest rates, and the Fund's income from its investments in these securities is likely to fluctuate considerably more than the income distributions of its investments in more traditional fixed-income securities.
Inflation-Indexed Securities Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Fund may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital.
Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Unique Economic and Political Risks of Investing in Greater China. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund,
4        Invesco Global Targeted Returns Fund

directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
LIBOR Transition Risk. The Fund invests in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is currently anticipated that LIBOR will cease to be published after that time, although there are initiatives underway for the discontinuation to be extended beyond 2021 for certain LIBOR rates. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the recent exit of the United Kingdom (UK), could place its currency and banking system in jeopardy. The exit by other member states could likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Fund’s investments.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Volatility Risk. Although the Fund's investment strategy targets a specific volatility level, certain of the Fund's investments may appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations assessed as part of the investment process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment. The Fund’s portfolio will not be solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors or that use a different methodology to identify and/or incorporate ESG factors. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic. There is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based/style-specific securities market benchmark.The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
5        Invesco Global Targeted Returns Fund

Class A shares	Period Ending	Returns
Best Quarter	December 31, 2014	2.64%
Worst Quarter	June 30, 2015	-2.00%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	Since Inception
Class A
Return Before Taxes	12/19/2013	-6.47%	-0.39%	0.28%
Return After Taxes on Distributions		-6.47	-1.08	-0.36
Return After Taxes on Distributions and Sale of Fund Shares		-3.83	-0.51	0.04

Class C	12/19/2013	-2.91	-0.03	0.33

Class R	12/19/2013	-1.38	0.49	0.83

Class Y	12/19/2013	-0.84	1.00	1.34

Class R5	12/19/2013	-0.84	1.00	1.34

Class R6	12/19/2013	-0.74	1.00	1.35

FTSE US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)		0.58	1.16	0.83

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund
David Millar	Portfolio Manager (lead)	2013

Richard Batty	Portfolio Manager	2013

Sebastian Mackay	Portfolio Manager	2020

Gwilym Satchell	Portfolio Manager	2018

Danielle Singer	Portfolio Manager	2018

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek a positive return over the long term in all market environments. The Fund’s investment objective may be changed by the Board without shareholder approval.
Under normal market conditions, the Fund aims to achieve its objective through an unconstrained approach to generating investment ideas and through robust risk management. Ideas are generated from discussion
6        Invesco Global Targeted Returns Fund

around investment themes, fundamental economic analysis and valuation/qualitative modeling and may result in investments across a wide array of asset classes, geographies, sectors and currencies. Asset classes may include equities, debt securities (including investment grade and non-investment grade debt securities issued by companies, governments and/or supranational institutions without regard to maturity), commodities, currencies and money market instruments. The Fund’s exposure to these asset classes will be achieved through direct investments, including derivative instruments, as well as through affiliated and unaffiliated open-end mutual funds and exchange-traded funds.
In addition to investments in other funds and pooled investment vehicles, physical securities and currencies, the Fund’s investment strategies and techniques will make significant use of derivative instruments to obtain exposure to long and short positions. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund may invest in derivatives either directly or, in certain instances, indirectly through Invesco Cayman Commodity Fund VII Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The Fund may purchase and sell (write) various types of derivatives including but not limited to derivatives on currencies, interest rates, volatility, inflation, variance and/or total return of reference assets, credit, commodity indices and equities, which may be traded on an exchange or over-the-counter (OTC). Such derivative usage can be for the purposes of hedging, speculation or to allow the portfolio managers to implement the Fund’s investment strategies more efficiently than investing directly in reference assets. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than for most mutual funds. The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives that create a leveraging effect. The Fund generally will maintain a portion of its total assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, which could be used as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The Fund’s exposure to physical commodities will be achieved through investments in exchange-traded funds, commodity futures and swaps, some or all of which will be owned through the Subsidiary. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked and other derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
The Fund’s investments may include issuers of small-, medium- or large-sized companies. Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. Under normal circumstances, at least 40%, unless market conditions are not deemed favorable, in which case at least 30%, of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S., including emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund targets a gross return of 5% per annum above the U.S. 3 month Treasury Bill over a rolling 3 year period and aims to achieve this with less than half the volatility of global equities, as represented by the MSCI World 100% Hedged to USD Index, over the same rolling 3 year period.
There is no guarantee that the Fund will achieve a positive return or its target return and an investor may lose money by investing in the Fund.
Investment ideas are analyzed and selected for inclusion based on expected returns. Each idea is judged against its ability to outperform the U.S. 3 month Treasury Bill over a rolling 3 year period. Each idea is also reviewed based on the independent risk of the idea as well as the diversification benefit to the Fund as a whole. Ideas can result in long or short positions on a core market or market segment as well as positions that implement the portfolio managers’ view on the attractiveness of one market or market segment over another.
In addition to the asset classes above, the Fund may make opportunistic investments in inflation-indexed and inflation-protected securities. Inflation-indexed and inflation-protected securities are fixed income securities that are structured to provide protection against inflation and whose principal value or coupon (interest payment) is periodically adjusted according to the rate of inflation.
As part of the Fund's investment process to implement its investment strategy in pursuit of its investment objective, the Fund's portfolio managers also consider both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understanding an issuer's fundamentals, and assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer's valuation or creditworthiness. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio managers' assessment of issuers eligible for investment and the Fund's portfolio managers may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund's portfolio managers may change over time and one or more factors may not be relevant with respect to all issuers eligible for investment.
The Fund may invest directly in certain eligible China A Shares through Stock Connect (a securities trading and clearing program designed to achieve mutual stock market access between the People's Republic of China (PRC) and Hong Kong).
The Fund may invest directly in China onshore bonds traded on the China Interbank Bond Market (“CIBM”) through the China-Hong Kong Bond Connect program (“Bond Connect”).
The Fund may invest in REITs. REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein.
The derivative instruments in which the Fund will principally invest will include but are not limited to futures contracts, options, forward foreign currency contracts, and swap agreements, such as total return swaps, volatility swaps, variance swaps, interest rate swaps, inflation swaps and credit default swaps.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of a futures contract tends to increase and decrease with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. Futures contracts will primarily be used to gain or limit exposure to equity, debt, commodities or currencies.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a
7        Invesco Global Targeted Returns Fund

premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. Options will principally be used to gain or limit exposure to equity, debt and currency markets and securities.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap. Swap contracts will be used in a variety of different investment strategies, including to gain exposure to equity, debt, commodities and currencies and to seek to expand or limit the Fund’s volatility (and risk) to particular markets.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts for speculative purposes or to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund’s portfolio managers consider selling a security or other investment, or covering a short position, (1) for risk control purposes or (2) when it no longer represents an attractive investment relative to other possible investments.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk . The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
■
COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over
8        Invesco Global Targeted Returns Fund

short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Foreign Currency Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code. The Fund treats foreign currency gains as qualifying income. You should be aware, however, that the U.S. Treasury Department has statutory authority to issue regulations excluding from the definition of qualifying income foreign currency gains not directly related to the Fund’s business of investing in securities (e.g., for purposes other than hedging the Fund’s exposure to foreign currencies). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, may result in the Fund being unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or other action. Additionally, the Internal Revenue Service (IRS) has not issued any guidance on how to apply the asset diversification test to foreign currency positions. Any determination by the IRS as to how to do so might differ from that of the Fund and may result in the Fund paying additional tax or the Fund’s failure to qualify as a regulated investment company. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The lack of guidance provided by the IRS may be taken into account in determining whether any such failure is due to reasonable cause and not willful neglect. For more information, please see the “Dividends, Distributions and Tax Matters — Tax Matters— Tax Treatment of Portfolio Transactions—Foreign currency transactions” section in the Fund’s SAI.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging markets countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Emerging markets countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Debt Securities Risk . The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for the Fund than most other mutual funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid
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assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
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Regulatory Risk. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. The SEC has adopted new regulations related to the use of derivatives and related instruments by registered investment companies. These regulations may limit the Fund’s ability to engage in derivatives transactions and may result in increased costs or require the Fund to modify its investment strategies.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Commodity Risk. The Fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions and changes in transportation, handling and storage costs. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because the Fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (the Code). The Internal Revenue Service (IRS) has issued a number of private letter rulings to other mutual funds, including to another Invesco fund (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity-linked notes and a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS's position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) Accordingly, the Fund may invest in certain commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS.
Small- and Mid-Capitalization Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more
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sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-capitalization,” “mid-capitalization” or “large-capitalization” company may change over time as well. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio. That might cause the Fund to realize capital gains on an investment and could increase taxable distributions to shareholders. When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Investment Companies Risk. When the Fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, which could result in the duplication of certain fees, including management and administrative fees. The risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investments, but nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Inflation-Indexed Securities Risk. Inflation-indexed securities typically provide principal and interest payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. The values of inflation-indexed securities generally fluctuate in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities. Conversely, if inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. The Fund's income from its investments in inflation-indexed securities is likely to fluctuate considerably more than the income distributions of its investments in more traditional fixed-income securities.
Inflation-Indexed Securities Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Fund may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital.
Short Position Risk. The Fund will incur a loss on a short position if the price of the asset sold short increases from the short sale price. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. Short sales are speculative transactions and involve greater reliance on the investment adviser’s ability to accurately anticipate the future value of an asset or markets in general. Any gain on a short position is decreased, and any loss is increased, by the amount of any payment, dividend, interest or other transaction costs that the Fund may be required to pay with respect to the asset sold short. The counterparty to a short position or market factors, such as a sharp increase in prices, may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, both positions may decline simultaneously, in which case the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Unique Economic and Political Risks of Investing in Greater China . Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing
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countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs or other trade barriers (or the threat thereof), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The ongoing trade dispute and imposition of tariffs between China and the United States continues to introduce uncertainty into the Chinese economy and may result in reductions in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
LIBOR Transition Risk . The Fund invests in financial instruments that utilize the London Interbank Offered Rate (LIBOR) as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is currently anticipated that LIBOR will cease to be published after that time, although there are initiatives underway for the discontinuation to be extended beyond 2021 for certain LIBOR rates. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate (e.g., the Secured Overnight Financing Rate (SOFR), which is intended to replace the U.S. dollar LIBOR) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; increased difficulty in borrowing or refinancing and diminished effectiveness of any applicable hedging strategies against instruments whose terms currently include LIBOR; and/or costs incurred in connection with temporary borrowings and closing out positions and entering into new agreements. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Separately, the European Union faces issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of a new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by tight fiscal and monetary controls that the union may seek to impose on its members.
Continuing uncertainty as to the status of the Euro and the European Union and the potential for certain countries to withdraw from the union has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the European Union could have significant adverse effects on currency and financial markets, and on the value of the Fund’s investments. On January 31, 2020, the UK left the European Union (known as “Brexit”). Although its long-term effects remain uncertain, Brexit’s impact on the UK and European economies and the broader global economy could be significant and result in increased volatility, illiquidity and potentially lower economic growth in markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments. Brexit also may spark additional member states to contemplate departing the European Union, furthering economic and political instability in the region.
High Yield Debt Securities (Junk Bond) Risk. The Fund’s investments in high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.
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Foreign Government Debt Risk . Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors.
Volatility Risk. Although the Fund's investment strategy targets a specific volatility level, certain of the Fund's investments may appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations assessed as part of the investment process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of investments and issuers eligible for investment, and not every ESG factor may be identified or evaluated for every investment. The Fund’s portfolio will not be solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors as part of the investment process or that use a different methodology to identify and/or incorporate ESG factors. As investors can differ in their views regarding ESG factors, the Fund may invest in issuers that do not reflect the views with respect to ESG of any particular investor. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the Fund’s ability to accurately assess a company, which could negatively impact the Fund’s performance. There is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Active Trading Risk . Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term, which are taxed at a higher rate than long term gains.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. Invesco Asset Management has been managing assets on behalf of consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreement with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate
13        Invesco Global Targeted Returns Fund

responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser’s obligations under the investment advisory agreement, including the Adviser’s responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser did not receive any compensation from the Fund, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■
David Millar (lead manager), Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Asset Management and/or its affiliates since 2013.
■
Richard Batty, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Asset Management and/or its affiliates since 2013.
■
Sebastian Mackay, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Asset Management and/or its affiliates since 2016. Prior to August 2016, he was employed by Standard Life Investments, where he was an investment director for the Fixed Income team, before joining the Multi-Asset investing team in 2014.
■
Gwilym Satchell, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco Asset Management and/or its affiliates since 2013.
■
Danielle Singer, Portfolio Manager, who has been responsible for the Fund since 2018, and has been associated with Invesco and/or its affiliates since 2014.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
14        Invesco Global Targeted Returns Fund

Consolidated Financial Highlights
The consolidated financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The consolidated financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s consolidated financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/20	$ 9.76	$ 0.11	$ (0.34)	$ (0.23)	$ (0.39)	$ —	$ —	$ (0.39)	$ 9.14	(2.47)%	$ 11,403	1.40%(d)	2.60%(d)	1.20%(d)	145%
Year ended 10/31/19	9.64	0.17	0.13	0.30	(0.18)	—	—	(0.18)	9.76	3.14	11,566	1.39	2.52	1.77	77
Year ended 10/31/18	10.00	0.13	(0.49)	(0.36)	—	—	—	—	9.64	(3.60)	11,416	1.40	2.69	1.26	67
Year ended 10/31/17	10.32	0.12	0.00	0.12	(0.12)	(0.31)	(0.01)	(0.44)	10.00	1.32	19,360	1.29	2.16	1.24	121
Year ended 10/31/16	10.33	0.05	0.14	0.19	(0.06)	(0.14)	—	(0.20)	10.32	1.90	29,309	1.31(e)	2.35	0.51	23

Class C
Year ended 10/31/20	9.52	0.04	(0.32)	(0.28)	(0.29)	—	—	(0.29)	8.95	(3.11)	3,166	2.15(d)	3.35(d)	0.45(d)	145
Year ended 10/31/19	9.38	0.10	0.12	0.22	(0.08)	—	—	(0.08)	9.52	2.38	4,388	2.14	3.27	1.02	77
Year ended 10/31/18	9.80	0.05	(0.47)	(0.42)	—	—	—	—	9.38	(4.29)	7,351	2.15	3.44	0.51	67
Year ended 10/31/17	10.13	0.05	(0.01)	0.04	(0.06)	(0.31)	(0.00)	(0.37)	9.80	0.52	12,263	2.04	2.91	0.49	121
Year ended 10/31/16	10.19	(0.02)	0.14	0.12	(0.04)	(0.14)	—	(0.18)	10.13	1.17	16,428	2.06(e)	3.10	(0.24)	23

Class R
Year ended 10/31/20	9.69	0.09	(0.34)	(0.25)	(0.36)	—	—	(0.36)	9.08	(2.74)	51	1.65(d)	2.85(d)	0.95(d)	145
Year ended 10/31/19	9.56	0.15	0.12	0.27	(0.14)	—	—	(0.14)	9.69	2.92	35	1.64	2.77	1.52	77
Year ended 10/31/18	9.94	0.10	(0.48)	(0.38)	—	—	—	—	9.56	(3.82)	20	1.65	2.94	1.01	67
Year ended 10/31/17	10.27	0.10	(0.01)	0.09	(0.10)	(0.31)	(0.01)	(0.42)	9.94	0.99	26	1.54	2.41	0.99	121
Year ended 10/31/16	10.29	0.03	0.14	0.17	(0.05)	(0.14)	—	(0.19)	10.27	1.65	17	1.56(e)	2.60	0.26	23

Class Y
Year ended 10/31/20	9.82	0.14	(0.34)	(0.20)	(0.42)	—	—	(0.42)	9.20	(2.16)	27,023	1.15(d)	2.35(d)	1.45(d)	145
Year ended 10/31/19	9.70	0.20	0.13	0.33	(0.21)	—	—	(0.21)	9.82	3.48	39,571	1.14	2.27	2.02	77
Year ended 10/31/18	10.04	0.15	(0.49)	(0.34)	—	—	—	—	9.70	(3.39)	70,488	1.15	2.44	1.51	67
Year ended 10/31/17	10.37	0.15	(0.01)	0.14	(0.15)	(0.31)	(0.01)	(0.47)	10.04	1.48	108,068	1.04	1.91	1.49	121
Year ended 10/31/16	10.37	0.08	0.15	0.23	(0.09)	(0.14)	—	(0.23)	10.37	2.24	175,284	1.06(e)	2.10	0.76	23

Class R5
Year ended 10/31/20	9.83	0.14	(0.35)	(0.21)	(0.42)	—	—	(0.42)	9.20	(2.25)	9	1.15(d)	2.25(d)	1.45(d)	145
Year ended 10/31/19	9.71	0.20	0.13	0.33	(0.21)	—	—	(0.21)	9.83	3.47	10	1.13	2.17	2.03	77
Year ended 10/31/18	10.05	0.15	(0.49)	(0.34)	—	—	—	—	9.71	(3.38)	10	1.15	2.35	1.51	67
Year ended 10/31/17	10.37	0.15	0.00	0.15	(0.15)	(0.31)	(0.01)	(0.47)	10.05	1.58	10	1.04	1.87	1.49	121
Year ended 10/31/16	10.38	0.08	0.14	0.22	(0.09)	(0.14)	—	(0.23)	10.37	2.15	63	1.06(e)	2.09	0.76	23

Class R6
Year ended 10/31/20	9.82	0.14	(0.33)	(0.19)	(0.42)	—	—	(0.42)	9.21	(2.04)	1,163	1.15(d)	2.25(d)	1.45(d)	145
Year ended 10/31/19	9.70	0.20	0.13	0.33	(0.21)	—	—	(0.21)	9.82	3.48	11,826	1.13	2.17	2.03	77
Year ended 10/31/18	10.04	0.15	(0.49)	(0.34)	—	—	—	—	9.70	(3.39)	10,839	1.15	2.35	1.51	67
Year ended 10/31/17	10.36	0.15	0.00	0.15	(0.15)	(0.31)	(0.01)	(0.47)	10.04	1.59	8,626	1.04	1.81	1.49	121
Year ended 10/31/16	10.37	0.08	0.14	0.22	(0.09)	(0.14)	—	(0.23)	10.36	2.14	10	1.06(e)	2.00	0.76	23

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $11,768, $3,808, $43, $32,255, $10 and $9,120 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)
In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds was 0.44% for the year ended October 31, 2016.

15        Invesco Global Targeted Returns Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■
Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
■
Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

■
Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■
Conversions into Class A from Class A2 of the same Fund.
■
Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■
Reject or cancel all or any part of any purchase or exchange order.
■
Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
■
Modify or terminate any sales charge waivers or exceptions.
■
Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■
Trade activity monitoring.
■
Discretion to reject orders.
■
Purchase blocking.
■
The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■
The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Global Targeted Returns Fund SEC 1940 Act file number: 811-05426

invesco.com/us	GTR-PRO-1

Prospectus
February 22, 2021
Class: A (AACFX), C (CACFX), R (IGCRX), Y (AMCYX), R5 (IACFX), R6 (CACSX)

Invesco Greater China Fund
Class R shares of the Fund are closed to new investors.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
■
is not FDIC insured;
■
may lose value; and
■
is not guaranteed by a bank.

        Invesco Greater China Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.48	0.48	[2]0.48	0.48	0.33	0.32

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.68	2.43	1.93	1.43	1.28	1.27

Fee Waiver and/or Expense Reimbursement[3]	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.67	2.42	1.92	1.42	1.27	1.26

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
"Other Expenses” are based on estimated amounts for the current fiscal year.
3
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	710$	1,050$	1,411$	2,427$

Class C	345$	757$	1,295$	2,580$

Class R	195$	605$	1,041$	2,253$

Class Y	145$	451$	781$	1,712$

Class R5	129$	405$	701$	1,544$

Class R6	128$	402$	696$	1,533$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	710$	1,050$	1,411$	2,427$

Class C	245$	757$	1,295$	2,580$

Class R	195$	605$	1,041$	2,253$

Class Y	145$	451$	781$	1,712$

Class R5	129$	405$	701$	1,544$

Class R6	128$	402$	696$	1,533$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity or equity-related instruments issued by companies located or operating in Greater China and in other instruments that have economic characteristics similar to such securities. For this purpose, Greater China currently includes mainland China, Hong Kong, Macau and Taiwan. Up to 20% of the Fund’s net assets may be invested in equity and equity-related instruments issued by companies or entities not meeting the above requirement or debt securities (including convertible debt) of issuers worldwide.
Companies located or operating in Greater China include (i) companies and other entities having their registered office in Greater China, their governments or any of their respective agencies or instrumentalities or any local government, (ii) companies and other entities located outside Greater China carrying out their business activities principally (50% or more by revenue, profit, assets or production) in Greater China, or (iii) holding companies, the interests of which are principally invested in subsidiary companies with a registered office in Greater China.
The Fund invests primarily in equity securities, including depositary receipts, common stock, preferred stock, convertible securities and participation notes. The Fund also invests in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
The Fund may invest in the securities of issuers of all capitalization sizes and may hold a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the early stages of their industrial cycles.
1        Invesco Greater China Fund

The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
In selecting securities to buy and sell, the Fund’s portfolio manager will apply an actively managed bottom-up fundamental analysis with a ‘sustainable value’ investment style. This means that the portfolio manager focuses on acquiring companies the portfolio manager believes have sustainable leadership positions and competitive advantages when they trade at a discount to their fair value. In the security selection process, the portfolio manager will consider three main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), and earnings growth.
The portfolio manager will consider whether to sell a particular security when the portfolio manager loses confidence in the issuer’s management, or the issuer shows an inability to sustain clear industry leadership or competitive advantages (market share, technology, scale, etc.) or potential to become a leader in the industry.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Unique Economic and Political Risks of Investing in Greater China. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
2        Invesco Greater China Fund

The Fund will not engage in short sales of A-shares of Chinese companies unless and until such short sales are permitted by Chinese regulations. A Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s total assets.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Participation Notes Risk. Investments in participation notes involve the same risks associated with a direct investment in the underlying security, currency or market they seek to replicate, and, in addition, subject the Fund to the creditworthiness of the bank or broker-dealer that issued the participation notes.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The Fund measures the market capitalization of an issuer at the time of investment.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Issuer Focus Risk. Although the Fund is a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund's exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund's shares.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
3        Invesco Greater China Fund

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).
The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.Class R shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s Class A shares. Although the Class R shares are invested in the same portfolio of securities, Class R shares’ returns of the Fund will be different from Class A returns of the Fund as they have different expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	June 30, 2020	23.55%
Worst Quarter	September 30, 2011	-27.63%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	3/31/2006	17.61%	11.85%	5.52%
Return After Taxes on Distributions		17.46	10.65	4.90
Return After Taxes on Distributions and Sale of Fund Shares		10.52	9.07	4.24

Class C	3/31/2006	22.51	12.28	5.48

Class R1	2/28/2021	24.46	13.12	6.11

Class Y	10/3/2008	24.73	13.40	6.38

Class R5	3/31/2006	24.92	13.60	6.59

Class R6[1]	4/4/2017	24.94	13.46	6.27

MSCI China Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		29.49	15.05	7.61

MSCI China All Shares Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		33.41	11.19	7.23

Lipper China Region Funds Index		36.61	16.78	7.76

1
Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Investment Sub-Adviser: Invesco Hong Kong Limited

Portfolio Manager	Title	Length of Service on the Fund
Mike Shiao	Portfolio Manager	2015

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
Class R shares of the Fund are closed to new investors. The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your
4        Invesco Greater China Fund

salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity or equity-related instruments issued by companies located or operating in Greater China and in other instruments that have economic characteristics similar to such securities. For this purpose, Greater China currently includes mainland China, Hong Kong, Macau and Taiwan. Up to 20% of the Fund’s net assets may be invested in equity and equity-related instruments issued by companies or entities not meeting the above requirement or debt securities (including convertible debt) of issuers worldwide.
Companies located or operating in Greater China include (i) companies and other entities having their registered office in Greater China, their governments or any of their respective agencies or instrumentalities or any local government, (ii) companies and other entities located outside Greater China carrying out their business activities principally (50% or more by revenue, profit, assets or production) in Greater China, or (iii) holding companies, the interests of which are principally invested in subsidiary companies with a registered office in Greater China.
The Fund invests primarily in equity securities, depositary receipts, and participation notes. The principal types of equity securities in which the Fund invests are common and preferred stock and convertible securities. The Fund also invests in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. Participation notes are notes issued by banks or broker-dealers that are designed to offer a return linked to a particular underlying security, currency or market. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula.
The Fund may invest in the securities of issuers of all capitalization sizes and may hold a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the early stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund had invested, as of the date of the reports. The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
In selecting securities to buy and sell, the Fund’s portfolio manager will apply an actively managed bottom-up fundamental analysis with a ‘sustainable value’ investment style. This means that the portfolio manager focuses on acquiring companies the portfolio manager believes have sustainable leadership positions and competitive advantages when they trade at a discount to their fair value. In the security selection process, the portfolio manager will consider three main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), and earnings growth.
The portfolio manager will consider whether to sell a particular security when the portfolio manager loses confidence in the issuer’s management, or the issuer shows an inability to sustain clear industry leadership or competitive advantages (market share, technology, scale, etc.) or potential to become a leader in the industry.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk . The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
5        Invesco Greater China Fund

Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Unique Economic and Political Risks of Investing in Greater China . Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs or other trade barriers (or the threat thereof), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The ongoing trade dispute and imposition of tariffs between China and the United States continues to introduce uncertainty into the Chinese economy and may result in reductions in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
6        Invesco Greater China Fund

Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging markets countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Emerging markets countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk . The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade.
Participation Notes Risk. Investments in participation notes involve the same risks associated with a direct investment in the underlying security, currency or market they seek to replicate. In addition, the Fund has no rights under participation notes against the issuer of the underlying security and is subject to the creditworthiness of the bank or broker-dealer that issued the participation notes.
Small- and Mid-Capitalization Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-capitalization,” “mid-capitalization” or “large-capitalization” company may change over time as well. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio. That might cause the Fund to realize capital gains on an investment and could increase taxable distributions to shareholders. When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Preferred Securities Risk . Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Foreign Government Debt Risk . Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay
7        Invesco Greater China Fund

principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Issuer Focus Risk. Although the Fund is a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund's exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund's shares.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Debt Securities Risk . The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk . The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Hong Kong Limited (Invesco Hong Kong) serves as the Fund's investment sub-adviser. Invesco Hong Kong, an affiliate of the Adviser, incorporated in 1972, is located at 41/F, Champion Tower, Three Garden Road, Central, Hong Kong. Invesco Hong Kong is an investment adviser which offers funds encompassing equity, bond, balanced and money market vehicles, to retail investors. The funds are distributed through most of the major financial institutions, including retail and private banks, and insurance companies. Apart from the retail business, Invesco Hong Kong manages assets for institutions ranging from public funds and pension funds to institutional working capital, according to the mandates’ investment objectives and guidelines. Invesco Hong Kong provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.92% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Manager
Investment management decisions for the Fund are made by the investment management team at Invesco Hong Kong.
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
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Mike Shiao, Portfolio Manager, who has been responsible for the Fund since 2015, and has been associated with Invesco Hong Kong and/or its affiliates since 2002.
More information on the portfolio manager may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
8        Invesco Greater China Fund

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
9        Invesco Greater China Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Class R shares had not commenced operations prior to the Fund’s most recent fiscal year end.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/20	$ 23.24	$ 0.00 (d)	$ 6.42	$ 6.42	$ (0.25)	$ —	$ (0.25)	$ 29.41	27.92%	$ 68,875	1.66%(e)	1.67%(e)	0.02%(d)(e)	59%
Year ended 10/31/19	25.52	0.20(d)	1.77	1.97	(0.21)	(4.04)	(4.25)	23.24	9.33	62,869	1.76	1.76	0.86(d)	59
Year ended 10/31/18	29.40	0.34(d)	(4.06)(f)	(3.72)	(0.16)	—	(0.16)	25.52	(12.71)(f)	59,615	1.79	1.80	1.15(d)	45
Year ended 10/31/17	22.23	0.05	7.27	7.32	(0.15)	—	(0.15)	29.40	33.19	69,843	1.93	1.93	0.22	56
Year ended 10/31/16	21.10	0.15	1.20	1.35	(0.22)	—	(0.22)	22.23	6.51	52,479	1.93	1.93	0.74	52

Class C
Year ended 10/31/20	22.35	(0.18)(d)	6.21	6.03	(0.01)	—	(0.01)	28.37	26.98	3,647	2.41(e)	2.42(e)	(0.73)(d)(e)	59
Year ended 10/31/19	24.65	0.02(d)	1.72	1.74	—	(4.04)	(4.04)	22.35	8.51	5,198	2.51	2.51	0.11(d)	59
Year ended 10/31/18	28.45	0.11(d)	(3.91)(f)	(3.80)	—	—	—	24.65	(13.36)(f)	10,155	2.54	2.55	0.40(d)	45
Year ended 10/31/17	21.52	(0.13)	7.06	6.93	—	—	—	28.45	32.20	13,422	2.68	2.68	(0.53)	56
Year ended 10/31/16	20.39	(0.00)	1.16	1.16	(0.03)	—	(0.03)	21.52	5.73	11,879	2.68	2.68	(0.01)	52

Class Y
Year ended 10/31/20	23.26	0.06(d)	6.43	6.49	(0.31)	—	(0.31)	29.44	28.26	7,754	1.41(e)	1.42(e)	0.27(d)(e)	59
Year ended 10/31/19	25.57	0.26(d)	1.76	2.02	(0.29)	(4.04)	(4.33)	23.26	9.56	9,339	1.51	1.51	1.11(d)	59
Year ended 10/31/18	29.44	0.42(d)	(4.07)(f)	(3.65)	(0.22)	—	(0.22)	25.57	(12.48)(f)	7,801	1.54	1.55	1.40(d)	45
Year ended 10/31/17	22.26	0.12	7.27	7.39	(0.21)	—	(0.21)	29.44	33.53	11,444	1.68	1.68	0.47	56
Year ended 10/31/16	21.14	0.21	1.19	1.40	(0.28)	—	(0.28)	22.26	6.77	5,216	1.68	1.68	0.99	52

Class R5
Year ended 10/31/20	23.27	0.11(d)	6.43	6.54	(0.36)	—	(0.36)	29.45	28.49	32	1.26(e)	1.27(e)	0.42(d)(e)	59
Year ended 10/31/19	25.58	0.30(d)	1.77	2.07	(0.34)	(4.04)	(4.38)	23.27	9.79	23	1.33	1.33	1.29(d)	59
Year ended 10/31/18	29.46	0.46(d)	(4.08)(f)	(3.62)	(0.26)	—	(0.26)	25.58	(12.38)(f)	25	1.40	1.40	1.54(d)	45
Year ended 10/31/17	22.28	0.16	7.28	7.44	(0.26)	—	(0.26)	29.46	33.80	72	1.50	1.50	0.65	56
Year ended 10/31/16	21.17	0.25	1.19	1.44	(0.33)	—	(0.33)	22.28	7.00	54	1.45	1.45	1.22	52

Class R6
Year ended 10/31/20	23.26	0.11(d)	6.42	6.53	(0.36)	—	(0.36)	29.43	28.46	867	1.25(e)	1.26(e)	0.43(d)(e)	59
Year ended 10/31/19	25.57	0.30(d)	1.77	2.07	(0.34)	(4.04)	(4.38)	23.26	9.79	642	1.33	1.33	1.29(d)	59
Year ended 10/31/18	29.45	0.46(d)	(4.07)(f)	(3.61)	(0.27)	—	(0.27)	25.57	(12.36)(f)	629	1.40	1.40	1.54(d)	45
Year ended 10/31/17(g)	23.28	0.25	5.92	6.17	—	—	—	29.45	26.50	107	1.47(h)	1.47(h)	0.68(h)	56

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31, 2020. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.05) and (0.17)%, $(0.23) and (0.92)%, $0.01
and 0.08%, $0.06 and 0.23% and $0.06 and 0.24% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31, 2019. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.05 and 0.20%, $(0.13) and (0.55)%, $0.11 and 0.45%, $0.15 and 0.63% and $0.15 and 0.63% for
Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31, 2018. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.18 and 0.60%, $(0.05) and (0.15)%, $0.26 and 0.85%, $0.30 and 0.99% and $0.30 and 0.99% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Ratios are based on average daily net assets (000’s omitted) of $64,634, $4,054, $8,102, $24 and $729 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)
Includes litigation proceeds received during the year. Had these litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been
$(4.16), $(4.01), $(4.17), $(4.18) and $(4.17) for Class A, Class C, Class Y, Class R5, and Class R6 shares, respectively. Total returns would have been lower.

(g)	Commencement date of April 4, 2017.
(h)	Annualized.
10        Invesco Greater China Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■
You invest $10,000 in the Fund and hold it for the entire 10-year period;
■
Your investment has a 5% return before expenses each year;
■
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
■
Hypotheticals both with and without any applicable initial sales charge applied; and
■
There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.67%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(2.35%)	0.89%	4.24%	7.70%	11.27%	14.97%	18.79%	22.73%	26.80%	31.01%
End of Year Balance	$ 9,764.69	$ 10,088.87	$ 10,423.82	$ 10,769.89	$ 11,127.45	$ 11,496.89	$ 11,878.58	$ 12,272.95	$ 12,680.41	$ 13,101.40
Estimated Annual Expenses	$ 710.44	$ 166.77	$ 172.31	$ 178.03	$ 183.94	$ 190.04	$ 196.35	$ 202.87	$ 209.61	$ 216.57

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.67%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.33%	6.76%	10.31%	13.97%	17.75%	21.66%	25.70%	29.87%	34.18%	38.64%
End of Year Balance	$ 10,333.00	$ 10,676.06	$ 11,030.50	$ 11,396.71	$ 11,775.08	$ 12,166.02	$ 12,569.93	$ 12,987.25	$ 13,418.43	$ 13,863.92
Estimated Annual Expenses	$ 169.78	$ 176.48	$ 182.34	$ 188.39	$ 194.64	$ 201.11	$ 207.78	$ 214.68	$ 221.81	$ 229.17

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.42%	2.43%	2.43%	2.43%	2.43%	2.43%	2.43%	2.43%	1.68%	1.68%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.58%	5.22%	7.92%	10.69%	13.54%	16.46%	19.45%	22.52%	26.59%	30.79%
End of Year Balance	$ 10,258.00	$ 10,521.63	$ 10,792.04	$ 11,069.39	$ 11,353.88	$ 11,645.67	$ 11,944.96	$ 12,251.95	$ 12,658.71	$ 13,078.98
Estimated Annual Expenses	$ 245.12	$ 252.47	$ 258.96	$ 265.62	$ 272.44	$ 279.44	$ 286.63	$ 293.99	$ 209.25	$ 216.20

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.92%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.08%	6.24%	9.51%	12.87%	16.33%	19.90%	23.59%	27.38%	31.29%	35.32%
End of Year Balance	$ 10,308.00	$ 10,624.46	$ 10,950.63	$ 11,286.81	$ 11,633.32	$ 11,990.46	$ 12,358.57	$ 12,737.97	$ 13,129.03	$ 13,532.09
Estimated Annual Expenses	$ 194.96	$ 202.00	$ 208.20	$ 214.59	$ 221.18	$ 227.97	$ 234.97	$ 242.18	$ 249.62	$ 257.28

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.42%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.58%	7.28%	11.11%	15.07%	19.18%	23.44%	27.84%	32.41%	37.13%	42.03%
End of Year Balance	$ 10,358.00	$ 10,727.78	$ 11,110.76	$ 11,507.42	$ 11,918.23	$ 12,343.71	$ 12,784.38	$ 13,240.79	$ 13,713.48	$ 14,203.05
Estimated Annual Expenses	$ 144.54	$ 150.76	$ 156.15	$ 161.72	$ 167.49	$ 173.47	$ 179.67	$ 186.08	$ 192.72	$ 199.60

Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.27%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.73%	7.59%	11.59%	15.74%	20.05%	24.51%	29.15%	33.95%	38.93%	44.10%
End of Year Balance	$ 10,373.00	$ 10,758.88	$ 11,159.11	$ 11,574.22	$ 12,004.79	$ 12,451.36	$ 12,914.55	$ 13,394.98	$ 13,893.27	$ 14,410.10
Estimated Annual Expenses	$ 129.37	$ 135.24	$ 140.28	$ 145.49	$ 150.91	$ 156.52	$ 162.34	$ 168.38	$ 174.64	$ 181.14

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.26%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.74%	7.61%	11.62%	15.79%	20.11%	24.59%	29.23%	34.05%	39.05%	44.24%
End of Year Balance	$ 10,374.00	$ 10,760.95	$ 11,162.33	$ 11,578.69	$ 12,010.57	$ 12,458.57	$ 12,923.27	$ 13,405.31	$ 13,905.33	$ 14,424.00
Estimated Annual Expenses	$ 128.36	$ 134.21	$ 139.21	$ 144.41	$ 149.79	$ 155.38	$ 161.17	$ 167.19	$ 173.42	$ 179.89

1
Your actual expenses may be higher or lower than those shown.
2
The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
11        Invesco Greater China Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■
Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
■
Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

■
Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■
Conversions into Class A from Class A2 of the same Fund.
■
Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■
Reject or cancel all or any part of any purchase or exchange order.
■
Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
■
Modify or terminate any sales charge waivers or exceptions.
■
Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■
Trade activity monitoring.
■
Discretion to reject orders.
■
Purchase blocking.
■
The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■
The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Greater China Fund SEC 1940 Act file number: 811-05426

invesco.com/us	CHI-PRO-1

Prospectus
February 22, 2021
Class: A (GGHCX), C (GTHCX), Investor (GTHIX), Y (GGHYX), R6 (GGHSX)

Invesco Health Care Fund
Investor Class shares offered by this prospectus are offered only to grandfathered investors.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
■
is not FDIC insured;
■
may lose value; and
■
is not guaranteed by a bank.

        Invesco Health Care Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	Y	Investor	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	Y	Investor	R6
Management Fees	0.62%	0.62%	0.62%	0.62%	0.62%

Distribution and/or Service (12b-1) Fees	0.25	1.00	None	0.25	None

Other Expenses	0.19	0.19	0.19	0.19	0.15

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.07	1.82	0.82	1.07	0.78

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	653$	872$	1,108$	1,784$

Class C	285$	573$	985$	1,940$

Class Y	84$	262$	455$	1,014$

Investor Class	109$	340$	590$	1,306$

Class R6	80$	249$	433$	966$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	653$	872$	1,108$	1,784$

Class C	185$	573$	985$	1,940$

Class Y	84$	262$	455$	1,014$

Investor Class	109$	340$	590$	1,306$

Class R6	80$	249$	433$	966$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged primarily in health care-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund uses various criteria to determine whether an issuer is engaged in health care-related industries, including whether (1) it derives 50% or more of its gross income or its net sales from activities in the health care industry; (2) it devotes 50% or more of its assets to producing revenues from the health care industry; or (3) based on other available information, the Fund’s portfolio managers determine that its primary business is within the health care industry. Issuers engaged in health care-related industries include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical issuers, biotechnology research firms, companies that sell medical products, and companies that own or operate health care facilities).
The Fund invests primarily in equity securities, including common and preferred stock, and depositary receipts, and securities convertible into equity securities.
The Fund may invest in the securities of issuers of all capitalization sizes and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments, including forward foreign currency contracts. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for the Fund, the portfolio managers first screen the global investment universe. Securities of issuers with a minimum market capitalization threshold are considered for further evaluation if they are identified as having attractive growth prospects relative to their current valuations. The portfolio managers use a research-oriented bottom-up investment approach, focusing on issuer fundamentals in an effort to uncover future growth prospects that are not yet appreciated by the market.
In analyzing specific industries, the portfolio managers ordinarily look for above-average growth and demand; below-average reimbursement risk; and high barriers to entry. In analyzing specific issuers, the portfolio managers ordinarily look for leading issuers with defensible franchises; issuers with a solid 18- to 24-month outlook; value-added and/or niche-oriented products and/or services; potential to expand margins and improve profitability; superior earnings-per-share growth; a strong balance
1        Invesco Health Care Fund

sheet and moderate financial leverage; a capable management team; and potential for downside business risks.
Security selection is then further refined by valuation analysis. In general, the portfolio managers target securities trading at attractive valuations based upon one or more of the following parameters: price-to-earnings (P/E); P/E ratio versus expected earnings per share growth rate; enterprise value to earnings before interest depreciation and taxes (EBITDA); discounted cash flow analysis; sum of parts analysis and asset/scarcity value. Additionally, the position is sized to manage risk-adjusted returns.
The portfolio managers will consider selling the security of an issuer if, among other things, (1) the security’s price reaches its valuation target; (2) the issuer’s fundamentals deteriorate; or (3) if more compelling opportunities exist.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Health Care Sector Risk. The Fund will concentrate its investments in the securities of domestic and foreign issuers in the health care sector. The health care sector is subject to significant government regulations, increases or decreases in the cost of medical products and services, and competitive forces that could negatively impact a health care company’s profitability. The health care sector may also be affected by government health care programs.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The Fund measures the market capitalization of an issuer at the time of investment.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure,
2        Invesco Health Care Fund

financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	December 31, 2019	19.62%
Worst Quarter	March 31, 2020	-16.50%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	8/7/1989	8.16%	7.89%	12.50%
Return After Taxes on Distributions		6.56	6.54	10.77
Return After Taxes on Distributions and Sale of Fund Shares		5.92	5.95	9.99

Class C	3/1/1999	12.58	8.30	12.47

Class Y	10/3/2008	14.71	9.39	13.43

Investor Class	7/15/2005	14.44	9.12	13.14

Class R6	4/4/2017	14.81	[1]9.37	[1]13.27

MSCI World IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		15.90	12.19	9.87

MSCI World Health Care Index(Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		13.52	9.87	13.45

Lipper Global Health/Biotechnology Funds Index		15.33	9.01	14.09

1
Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Henry Wu	Portfolio Manager	2017

Justin Livengood	Portfolio Manager	2020

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
3        Invesco Health Care Fund

The minimum investments for Class A, C, Y and Investor Class shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R6 shares, the minimum initial investment is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged primarily in health care-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund uses various criteria to determine whether an issuer is engaged in health care-related industries, including whether (1) it derives 50% or more of its gross income or its net sales from activities in the health care industry; (2) it devotes 50% or more of its assets to producing revenues from the health care industry; or (3) based on other available information, the Fund’s portfolio managers determine that its primary business is within the health care industry. Issuers engaged in health care-related industries include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical issuers, biotechnology research firms, companies that sell medical products, and companies that own or operate health care facilities).
The Fund invests primarily in equity securities, including common and preferred stock, and depositary receipts, and securities convertible into equity securities. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula.
The Fund may invest in the securities of issuers of all capitalization sizes and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on the month-end data) plus the most recent data during the current month.
The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund had historically invested, as of the date of the reports.
The Fund can invest in derivative instruments, including forward foreign currency contracts. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for the Fund, the portfolio managers first screen the global investment universe. Securities of issuers with a minimum market capitalization threshold are considered for further evaluation if they are identified as having attractive growth prospects relative to their current valuations. The portfolio managers use a research-oriented bottom-up investment approach, focusing on issuer fundamentals in an effort to uncover future growth prospects that are not yet appreciated by the market.
In analyzing specific industries, the portfolio managers ordinarily look for above-average growth and demand; below-average reimbursement risk; and high barriers to entry. In analyzing specific issuers, the portfolio managers ordinarily look for leading issuers with defensible franchises; issuers with a solid 18- to 24-month outlook; value-added and/or niche-oriented products and/or services; potential to expand margins and improve profitability; superior earnings-per-share growth; a strong balance sheet and moderate financial leverage; a capable management team; and potential for business downside risks.
4        Invesco Health Care Fund

Security selection is then further refined by valuation analysis. In general, the portfolio managers target securities trading at attractive valuations based upon one or more of the following parameters: P/E; P/E ratio versus expected earnings per share growth rate; enterprise value to EBITDA; discounted cash flow analysis; sum of parts analysis and asset/scarcity value. Additionally, the position is sized to manage risk-adjusted returns.
The portfolio managers will consider selling the security of an issuer if, among other things, (1) the security’s price reaches its valuation target; (2) the issuer’s fundamentals deteriorate; or (3) if more compelling opportunities exist.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk . The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Health Care Sector Risk. The Fund will concentrate its investments in the securities of domestic and foreign issuers in the health care sector. The health care sector is subject to significant government regulations and may be affected by government health care programs, as well as increases or decreases in the cost of medical products and services. Companies in the health care sector are heavily dependent on patent protection. Health care companies are also subject to competitive forces that may make it difficult to raise prices, which could negatively impact their profitability. Health care companies may also be thinly capitalized and susceptible to product obsolescence.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Preferred Securities Risk . Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade.
Small- and Mid-Capitalization Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less
5        Invesco Health Care Fund

liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-capitalization,” “mid-capitalization” or “large-capitalization” company may change over time as well. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio. That might cause the Fund to realize capital gains on an investment and could increase taxable distributions to shareholders. When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging markets countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Emerging markets countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk . The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In
6        Invesco Health Care Fund

addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Management Risk . The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has
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neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.62%% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Henry Wu, Portfolio Manager, who has been responsible for the Fund since 2017 and has been associated with Invesco and/or its affiliates since 2014 (and was previously associated with Invesco and/or its affiliates from 2006 to 2010).
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Justin Livengood, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Livengood was associated with OppenheimerFunds, a global asset management firm.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
8        Invesco Health Care Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/20	$ 38.59	$ 0.03	$ 4.67	$ 4.70	$ (0.10)	$ (1.37)	$ (1.47)	$ 41.82	12.32%	$ 740,884	1.06%(d)	1.06%(d)	0.08%(d)	17%
Year ended 10/31/19	37.89	0.08	3.52	3.60	—	(2.90)	(2.90)	38.59	10.46	700,483	1.08	1.08	0.22	11
Year ended 10/31/18	37.84	(0.02)	2.52	2.50	—	(2.45)	(2.45)	37.89	7.03	687,513	1.09	1.09	(0.06)	36
Year ended 10/31/17	32.93	(0.05)	5.77	5.72	(0.07)	(0.74)	(0.81)	37.84	17.73	722,643	1.12	1.12	(0.12)	36
Year ended 10/31/16	43.70	0.08	(5.09)	(5.01)	—	(5.76)	(5.76)	32.93	(12.87)	725,053	1.09	1.09	0.23	21

Class C
Year ended 10/31/20	25.48	(0.18)	3.06	2.88	—	(1.37)	(1.37)	26.99	11.46	27,720	1.81(d)	1.81(d)	(0.67)(d)	17
Year ended 10/31/19	26.20	(0.13)	2.31	2.18	—	(2.90)	(2.90)	25.48	9.62	24,570	1.83	1.83	(0.53)	11
Year ended 10/31/18	27.10	(0.21)	1.76	1.55	—	(2.45)	(2.45)	26.20	6.24	45,895	1.84	1.84	(0.81)	36
Year ended 10/31/17	23.91	(0.22)	4.15	3.93	—	(0.74)	(0.74)	27.10	16.84	56,741	1.87	1.87	(0.87)	36
Year ended 10/31/16	33.56	(0.14)	(3.75)	(3.89)	—	(5.76)	(5.76)	23.91	(13.53)	66,699	1.84	1.84	(0.52)	21

Class Y
Year ended 10/31/20	39.54	0.14	4.79	4.93	(0.20)	(1.37)	(1.57)	42.90	12.62	43,816	0.81(d)	0.81(d)	0.33(d)	17
Year ended 10/31/19	38.67	0.18	3.59	3.77	—	(2.90)	(2.90)	39.54	10.70	38,519	0.83	0.83	0.47	11
Year ended 10/31/18	38.47	0.07	2.58	2.65	—	(2.45)	(2.45)	38.67	7.32	36,930	0.84	0.84	0.19	36
Year ended 10/31/17	33.48	0.05	5.85	5.90	(0.17)	(0.74)	(0.91)	38.47	18.01	35,924	0.87	0.87	0.13	36
Year ended 10/31/16	44.24	0.17	(5.17)	(5.00)	—	(5.76)	(5.76)	33.48	(12.67)	22,548	0.84	0.84	0.48	21

Investor Class
Year ended 10/31/20	38.60	0.03	4.67	4.70	(0.10)	(1.37)	(1.47)	41.83	12.33	618,818	1.06(d)	1.06(d)	0.08(d)	17
Year ended 10/31/19	37.90	0.08	3.52	3.60	—	(2.90)	(2.90)	38.60	10.45	597,301	1.08	1.08	0.22	11
Year ended 10/31/18	37.85	(0.02)	2.52	2.50	—	(2.45)	(2.45)	37.90	7.03	583,069	1.09	1.09	(0.06)	36
Year ended 10/31/17	32.94	(0.04)	5.76	5.72	(0.07)	(0.74)	(0.81)	37.85	17.72	595,801	1.12	1.12	(0.12)	36
Year ended 10/31/16	43.71	0.08	(5.09)	(5.01)	—	(5.76)	(5.76)	32.94	(12.87)	563,411	1.09	1.09	0.23	21

Class R6
Year ended 10/31/20	39.61	0.16	4.79	4.95	(0.22)	(1.37)	(1.59)	42.97	12.65	374	0.77(d)	0.77(d)	0.37(d)	17
Year ended 10/31/19	38.71	0.20	3.60	3.80	—	(2.90)	(2.90)	39.61	10.77	52	0.77	0.77	0.53	11
Year ended 10/31/18	38.49	0.09	2.58	2.67	—	(2.45)	(2.45)	38.71	7.37	41	0.79	0.79	0.24	36
Period ended 10/31/17(e)	36.35	0.05	2.09	2.14	—	—	—	38.49	5.89	14	0.78(f)	0.78(f)	0.22(f)	36

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $738,272, $26,528, $43,772, $623,830 and $111 for Class A, Class C, Class Y, Investor Class and Class R6 shares, respectively.
(e)	Commencement date of April 04, 2017.
(f)	Annualized.
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Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
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You invest $10,000 in the Fund and hold it for the entire 10-year period;
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Your investment has a 5% return before expenses each year;
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Hypotheticals both with and without any applicable initial sales charge applied; and
■
There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.79%)	2.07%	6.09%	10.25%	14.59%	19.09%	23.77%	28.64%	33.69%	38.94%
End of Year Balance	$ 9,821.39	$ 10,207.37	$ 10,608.51	$ 11,025.43	$ 11,458.73	$ 11,909.06	$ 12,377.08	$ 12,863.50	$ 13,369.04	$ 13,894.44
Estimated Annual Expenses	$ 653.10	$ 107.15	$ 111.36	$ 115.74	$ 120.29	$ 125.02	$ 129.93	$ 135.04	$ 140.34	$ 145.86

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.93%	8.01%	12.26%	16.67%	21.26%	26.02%	30.97%	36.12%	41.47%	47.03%
End of Year Balance	$ 10,393.00	$ 10,801.44	$ 11,225.94	$ 11,667.12	$ 12,125.64	$ 12,602.18	$ 13,097.44	$ 13,612.17	$ 14,147.13	$ 14,703.11
Estimated Annual Expenses	$ 109.10	$ 113.39	$ 117.85	$ 122.48	$ 127.29	$ 132.29	$ 137.49	$ 142.90	$ 148.51	$ 154.35

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%	1.07%	1.07%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.18%	6.46%	9.85%	13.34%	16.94%	20.66%	24.50%	28.46%	33.51%	38.75%
End of Year Balance	$ 10,318.00	$ 10,646.11	$ 10,984.66	$ 11,333.97	$ 11,694.39	$ 12,066.27	$ 12,449.98	$ 12,845.89	$ 13,350.73	$ 13,875.42
Estimated Annual Expenses	$ 184.89	$ 190.77	$ 196.84	$ 203.10	$ 209.56	$ 216.22	$ 223.10	$ 230.19	$ 140.15	$ 145.66

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.18%	8.53%	13.07%	17.80%	22.72%	27.85%	33.20%	38.76%	44.56%	50.61%
End of Year Balance	$ 10,418.00	$ 10,853.47	$ 11,307.15	$ 11,779.79	$ 12,272.18	$ 12,785.16	$ 13,319.58	$ 13,876.34	$ 14,456.37	$ 15,060.64
Estimated Annual Expenses	$ 83.71	$ 87.21	$ 90.86	$ 94.66	$ 98.61	$ 102.74	$ 107.03	$ 111.50	$ 116.16	$ 121.02

Investor Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.93%	8.01%	12.26%	16.67%	21.26%	26.02%	30.97%	36.12%	41.47%	47.03%
End of Year Balance	$ 10,393.00	$ 10,801.44	$ 11,225.94	$ 11,667.12	$ 12,125.64	$ 12,602.18	$ 13,097.44	$ 13,612.17	$ 14,147.13	$ 14,703.11
Estimated Annual Expenses	$ 109.10	$ 113.39	$ 117.85	$ 122.48	$ 127.29	$ 132.29	$ 137.49	$ 142.90	$ 148.51	$ 154.35

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.22%	8.62%	13.20%	17.98%	22.96%	28.15%	33.55%	39.19%	45.06%	51.19%
End of Year Balance	$ 10,422.00	$ 10,861.81	$ 11,320.18	$ 11,797.89	$ 12,295.76	$ 12,814.64	$ 13,355.42	$ 13,919.02	$ 14,506.40	$ 15,118.57
Estimated Annual Expenses	$ 79.65	$ 83.01	$ 86.51	$ 90.16	$ 93.97	$ 97.93	$ 102.06	$ 106.37	$ 110.86	$ 115.54

1
Your actual expenses may be higher or lower than those shown.
2
The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
10        Invesco Health Care Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
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Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
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Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
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Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
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When your redemption proceeds exceed $250,000 per Fund.
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When you request that redemption proceeds be paid to someone other than the registered owner of the account.
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When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
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When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
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Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
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Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
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All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

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Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
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Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Health Care Fund SEC 1940 Act file number: 811-05426

invesco.com/us	GHC-PRO-1

Prospectus
February 22, 2021
Class: A (OIBAX), C (OIBCX), R (OIBNX), Y (OIBYX), R5 (INBQX), R6 (OIBIX)

Invesco International Bond Fund
(Prior to September 30, 2020, the Fund was known as Invesco Oppenheimer International Bond Fund.)
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco International Bond Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary) are included in the table.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.25	0.25	0.25	0.25	0.08	0.08

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.05	1.80	1.30	0.80	0.63	0.63

Fee Waiver and/or Expense Reimbursement[2]	0.04	0.04	0.04	0.04	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01	1.76	1.26	0.76	0.62	0.62

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.01%, 1.76%, 1.26%, 0.76%, 0.76% and 0.76%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2022 and June 30, 2022, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	524$	741$	976$	1,650$

Class C	279$	563$	971$	1,915$

Class R	128$	408$	709$	1,564$

Class Y	78$	251$	440$	986$

Class R5	63$	201$	350$	785$

Class R6	63$	201$	350$	785$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	524$	741$	976$	1,650$

Class C	179$	563$	971$	1,915$

Class R	128$	408$	709$	1,564$

Class Y	78$	251$	440$	986$

Class R5	63$	201$	350$	785$

Class R6	63$	201$	350$	785$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 162% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests mainly in debt securities of foreign government and corporate issuers. A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due. The Fund can invest in various types of debt securities, generally referred to as “bonds,” including government bonds, corporate debt obligations, “structured” notes, participation interests in loans, “zero coupon” or “stripped” securities, certain mortgage-related securities or asset-backed securities and other debt obligations.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in debt securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund typically invests in at least three countries other than the United States. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world.
The Fund may buy securities issued by companies of any size or market capitalization range and at times might emphasize securities of issuers in a particular capitalization range. It can invest in debt securities having short, intermediate or long maturities.
The Fund does not limit its investments to a particular credit quality or rating category and can invest without limit in securities rated below investment grade (commonly called “junk bonds”). “Investment grade” debt securities are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody’s Investors Service or S&P Global Ratings (S&P). The Fund may also invest in unrated securities in which case the Fund’s investment adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in
1        Invesco International Bond Fund

investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The Fund may also invest in certain restricted securities including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (referred to as Rule 144A Securities).
The Fund may also use derivatives to seek increased returns or to try to manage investment risks, including, for example, options, forward contracts, futures contracts, swaps, and “structured” notes. The Fund actively manages foreign currency exposure, both to reduce risk and to seek to enhance return. To do so, the Fund may invest in foreign exchange derivatives, including forwards and options that reference foreign currencies, including currencies of developing and emerging market countries.
In selecting securities, the portfolio managers evaluate the overall investment opportunities and risks in individual national economies. The portfolio managers analyze the business cycle, political and macroeconomic factors that affect exchange rates and interest rates in both emerging market and developing countries. The portfolio managers currently focus on investment opportunities for higher yields than are available in U.S. markets and opportunities in investments denominated in foreign currencies that compare favorably to the U.S. dollar. These factors may vary in particular cases and may change over time.
The Fund’s holdings may at times differ significantly from the weightings of the indices comprising its style-specific benchmark (the Custom Invesco International Bond Index). The Fund’s Custom Invesco International Bond Index is a customized weighted index currently comprised of 50% of the FTSE Non-U.S. Dollar World Government Bond Index, 30% of the JPMorgan Government Bond Index—Emerging Markets (GBI-EM) Global Diversified Index, and 20% of the JPMorgan Emerging Markets Bond Index Global Diversified Index. The Fund is not managed to be invested in the same percentages as those indices comprising the Custom Invesco International Bond Index.
The Fund may invest up to 25% of its total assets in a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the Subsidiary). The Subsidiary invests in Regulation S securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. The Fund’s investment in the Subsidiary may vary based on the portfolio managers’ use of different types of foreign securities and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well developed securities markets and exchanges that may be substantially less liquid than those of more developed markets, and investments in such securities markets may be subject to unexpected market closures. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few
2        Invesco International Bond Fund

industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. The ability to bring and enforce actions in developing and emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Other risks may include additional transaction costs and difficulty related to the quality, availability and timeliness of information. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Companies in developing and emerging market countries may also generally be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies.
Eurozone Investment Risks. Certain of the regions in which the Fund may invest, including the European Union (EU), currently experience significant financial difficulties. Following the global economic crisis that began in 2008, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets. Additionally, the United Kingdom’s departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Risks of Below-Investment-Grade Securities. As compared to investment-grade debt securities, below-investment-grade debt securities (also referred to as “junk” bonds), whether rated or unrated, may be subject
3        Invesco International Bond Fund

to greater price fluctuations and increased credit risk, as the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.
Because the Fund can invest without limit in below-investment-grade securities, the Fund’s credit risks are greater than those of funds that buy only investment-grade securities.  Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The Fund measures the market capitalization of an issuer at the time of investment.
Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives are required to be executed on a regulated market and/or cleared through a clearinghouse. Entering into a derivative transaction with a clearinghouse may entail further risks and costs.
LIBOR Transition Risk. The Fund invests in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is currently anticipated that LIBOR will cease to be published after that time, although there are initiatives underway for the discontinuation to be extended beyond 2021 for certain LIBOR rates. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.
Risks of Non-Diversification. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.
Risks of Investing in Regulation S Securities. Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Rule of 144A Securities. Certain securities in which the Fund may invest are Rule 144A Securities. Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers.
Risks of Investments in the Fund’s Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Adviser. Therefore, the Fund’s ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands (where the Subsidiary is incorporated) could result in the inability of the Fund and/ or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or the Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer International Bond Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31.
4        Invesco International Bond Fund

The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and additional indices with characteristics relevant to the Fund.
The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. The returns for Class R5 shares shown for periods ending on or prior to May 24, 2019 are those of the Class A shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund and predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	June 30, 2020	15.69%
Worst Quarter	March 31, 2020	-16.89%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A
Return Before Taxes	6/15/1995	3.59%	4.64%	2.53%	—%
Return After Taxes on Distributions		2.25	3.75	1.45	—
Return After Taxes on Distributions and Sale of Fund Shares		2.03	3.17	1.47	—

Class C	6/15/1995	6.45	4.79	2.38	—

Class R	3/1/2001	7.78	5.31	2.67	—

Class Y	9/27/2004	8.49	5.83	3.24	—

Class R5	5/24/2019	8.63	[1]5.67	[1]3.02	—

Class R6	1/27/2012	8.47	6.00	—	3.48

FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses or taxes)		10.78	5.17	1.88	—

JP Morgan Government Bond Index— Emerging Markets (GBI-EM) Global Diversified Index (reflects no deduction for fees, expenses or taxes)		2.69	6.72	1.49	—

JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)		5.26	7.08	6.22	—

Custom Invesco International Bond Index (50% FTSE Non-U.S. Dollar World Government Bond Index, 30% JP Morgan Government Bond Index-Emerging Markets Global Diversified and 20% JP Morgan Emerging Markets Bond Index Global Diversified) (reflects no deduction for fees, expenses or taxes)		7.39	6.13	2.77	—

1
Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Hemant Baijal	Portfolio Manager	2019 (predecessor fund 2013)

Christopher (Chris) Kelly	Portfolio Manager	2019 (predecessor fund 2015)

Wim Vandenhoeck	Portfolio Manager	2019 (predecessor fund 2018)

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
5        Invesco International Bond Fund

The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay, refuse, or otherwise be unable to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay, and there are no bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others. Sovereign debt securities issued by certain “supra-national” entities, such as the World Bank, are subject to the risk that the supra-national entity is unable to repay its borrowings and that the governmental members of such supra-national entity are unable or unwilling to make capital contributions to enable the supra-national entity to do so.
Foreign Investing. The Fund may buy debt securities of issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depository Receipts (ADRs) or similar depository arrangements. The Fund’s foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign
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government may not be supported by the “full faith and credit” of that government.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
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Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
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Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
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Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
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Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
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Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
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Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
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Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
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Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in adifferent region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
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Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries. Unexpected market closures may also affect investments in developing or emerging markets.
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Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
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Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities. Developing or emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes.
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Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes and trade conditions. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the
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currencies of countries with more mature markets, and there may be difficulty related to the quality, availability and timeliness of information. In addition, the taxation systems at the federal, regional and local levels in developing or emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Developing or emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources.
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Less Developed Legal Systems. Developing or emerging market countries may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in developing or emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue.
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Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
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Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
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Financial Reporting Standards. Companies in developing or emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in developing or emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain developing or emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain developing or emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of developing or emerging market issuers meet PCAOB standards.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).
The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund (IMF), or other governments and institutions to address those issues. Failure by one or more EU member states to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, the United Kingdom’s departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
Risks of Investing in Regulation S Securities. Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act of 1933. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than that originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Investments in the Fund’s Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in Regulation S securities. Investments in the Subsidiary are expected to provide the Fund with exposure to Regulation S securities. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or the Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.
If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at the corporate income tax rate, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders
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as ordinary income. The Fund could be required to pay substantial taxes, penalties and interest and to make substantial distributions, in order to re-qualify for such special treatment.
Debt Securities. The Fund’s investments in debt securities can include bonds, debentures, notes, including “structured” notes, mortgage-related securities, asset-backed securities and commercial paper.
Debt securities may be subject to the following risks:
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Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. Additionally, when interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise and the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
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Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer’s securities.
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Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
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Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
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Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
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Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
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Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as
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well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the Fund’s operations, universe of potential investment options, and return potential.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Credit Quality. The Fund can invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service (Moody’s) or S&P Global Ratings (S&P) (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The investment adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an Appendix to the SAI.
Unrated Securities. The investment adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
In evaluating the credit quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the investment adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.
Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as “junk bonds”) generally have higher yields than investment-grade securities but also have higher risk profiles. Below-investment-grade securities are considered to be speculative and entail greater risk with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade securities, especially during times of weakening economic conditions or rising interest rates. These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund’s net asset value may be affected by declines in the value of below-investment-grade securities. The major risks of below-investment-grade securities include:
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Prices of below-investment-grade securities may be subject to extreme price fluctuations, even under normal market conditions. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below-investment-grade securities than on the prices of investment-grade securities.
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Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. Issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of investment-grade securities. Issuers of below-investment-grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
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In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of the holders of below-investment-grade securities.
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Below-investment-grade securities may be less liquid than investment-grade securities, even under normal market conditions. There are fewer dealers in the below-investment-grade securities market and there may be significant differences in the prices quoted by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.
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Below-investment-grade securities typically contain redemption provisions that permit the issuer of the securities containing such
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provisions to redeem the securities at its discretion. If the issuer redeems below-investment-grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.
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Below-investment-grade securities markets may be more susceptible to real or perceived adverse credit, economic, or market conditions than investment-grade securities.
Because the Fund can invest without limit in below-investment-grade securities, the Fund’s credit risks are greater than those of funds that buy only investment-grade securities. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk.
Investments in U.S. Securities. The Fund can invest up to 35% of its total assets in securities of U.S. companies, the U.S government or U.S. government agencies or instrumentalities. Those investments can include U.S. Treasury securities, mortgage-related securities, corporate debt obligations, commercial paper (which includes short-term corporate debt) and asset-backed securities (which are interests in pools of consumer loans and other trade receivables). Mortgage related securities and asset backed securities are subject to additional risks including pre-payment risk and extension risk.
Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers, such as corporations, banks, savings and loans, mortgage bankers and other non-governmental issuers. Mortgage-related securities may be issued in different series, each having different interest rates and maturities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-backed securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities.
Mortgage-Related Government Securities. Mortgage-related securities that are U.S. government securities have collateral to secure payment of interest and principal. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.
Mortgage-Related Private Issuer Securities. Primarily these investments include multi-class debt or pass-through certificates secured by mortgage loans, which may be issued by private issuers. Private-issuer mortgage-backed securities may include loans on residential or commercial properties. Mortgage-related securities, including collateralized mortgage obligations (CMOs), issued by private issuers are not U.S. government securities, making them subject to greater credit risks than U.S. government securities. Private issuer securities are subject to the credit risks of both the issuers and the underlying borrowers, although in some cases they may be supported by insurance or guarantees.
Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor.
Neither the Fund nor the investment adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.
LIBOR Transition Risk. The Fund invests in financial instruments that utilize the London Interbank Offered Rate (LIBOR) as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is currently anticipated that LIBOR will cease to be published after that time, although there are initiatives underway for the discontinuation to be extended beyond 2021 for certain LIBOR rates. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate (e.g., the Secured Overnight Financing Rate (SOFR), which is intended to replace the U.S. dollar LIBOR) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; increased difficulty in borrowing or refinancing and diminished effectiveness of any applicable hedging strategies against instruments whose terms currently include LIBOR; and/or costs incurred in connection with temporary borrowings and closing out positions and entering into new agreements. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.
Risks of Non-Diversification. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer or limited number of issuers than a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer or limited number of issuers, the Fund is more subject to the risks associated with and developments affecting that issuer or limited number of issuers than a fund that invests more widely.
Small- and Mid-Capitalization Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-capitalization,” “mid-capitalization” or “large-capitalization” company may change over time as well. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio. That might cause the
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Fund to realize capital gains on an investment and could increase taxable distributions to shareholders. When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Options, futures, forward contracts, swaps, and “structured” notes are some of the types of derivatives that the Fund may use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. Entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
“Structured” Notes. “Structured” notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities, a commodity or the financial performance of one or more obligors. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, commodity or obligor.
Risks of “Structured” Notes. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.
Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument.
Risks of Credit Default Swaps. Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Fund will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange the right to receive interest payments. For example, they might swap the right to receive floating rate payments based on a reference rate for the right to receive fixed rate payments. An interest rate swap enables an investor to buy or sell protection against changes in an interest rate. An interest rate swap may be embedded within a structured note or other derivative instrument.
Risks of Interest Rate Swaps. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference rate does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or asset or basket of securities or assets or a non-asset reference such as a securities or other type of index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.
Risks of Total Return Swaps. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Volatility Swap Contracts. Volatility is a measure of the magnitude of fluctuations in the value of a security, currency, index or other financial instrument over a specified period of time. The Fund may enter into types of volatility swaps to hedge the volatility of a particular security, currency, index or other financial instrument, or to seek to increase its investment return. In volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period. For example, to hedge the risk that the value of an asset held by the Fund may fluctuate significantly over the Fund’s period of investment, the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of the asset over a specified time period is greater than a volatility rate agreed at the outset of the swap. Alternatively, if the investment adviser believes that a particular security, currency, index or other financial instrument will demonstrate more (or less) volatility over a period than the market’s general expectation, to seek to increase investment return the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of that underlying instrument over the period is more (or less) than the volatility rate agreed at the outset of the swap.
Risks of Volatility Swaps. Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the
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investment adviser is incorrect in its forecast of volatility for the underlying security, currency, index or other financial instrument that is the subject of the swap. If the investment adviser is incorrect in its forecast, the Fund would likely be required to make a payment to the counterparty under the swap. Volatility swaps can have the potential for unlimited losses.
Currency Swaps. In a currency swap, the Fund and another party agree to exchange different currencies at contract inception that are equivalent to a notional value, or agree to exchange periodic payments that are based on interest rates available in the respective currencies at contract inception. In an agreement to exchange currencies at contract inception, the contract also includes an agreement to reverse the exchange of the same notional values of those currencies at contract termination. Other currency swap contracts may not provide for exchanging the different currencies at all, and only for exchanging interest cash flows based on the notional value in the contract.
Risks of Currency Swaps. Currency swaps entail both credit risk and liquidity risk. A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. It may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in losses to the Fund.
Swap Transactions. Pursuant to rules implemented under financial reform legislation, certain types of swaps are required to be executed on a regulated market and/or cleared through a clearinghouse, which may affect counterparty risk and other risks faced by the Fund, and could result in increased margin requirements and costs for the Fund. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a clearing house, and the Fund faces the clearinghouse by means of an account with a futures commission merchant that is a member of the clearinghouse.
Foreign Currency Forwards and Options. Foreign currency forward contracts are used to buy or sell foreign currency for future delivery at a fixed price. They are used to lock in the U.S. dollar price of a security denominated in a foreign currency, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. Options on foreign currencies may be used to try to protect against declines in the U.S. dollar value of foreign securities the Fund owns and against increases in the dollar cost of foreign securities the Fund anticipates buying. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.
Zero-Coupon and Stripped Securities. Some of the debt securities the Fund may invest in are zero-coupon or stripped securities. They may be issued by the U.S. government or private issuers. Zero-coupon securities pay no interest prior to their maturity date or another specified date in the future but are issued at a discount from their face value. Stripped securities are the separate income or principal components of a debt security. One component might receive all the interest and the other all the principal payments. The securities that are entitled to only the principal payments may be sold at a substantial discount from the market value of the initial security.
Zero-coupon and stripped securities are particularly sensitive to changes in interest rates and may be subject to greater price fluctuations as a result of interest rate changes than interest bearing securities. The Fund may be required to pay a dividend of the imputed income on a zero-coupon or principal-only security at a time when it has not actually received the income. The values of interest-only and principal-only securities are also very sensitive to prepayments of underlying obligations. When prepayments tend to fall, the timing of the cash flows to principal-only securities increases, making them more sensitive to interest rates. The market for zero-coupon and stripped securities may be limited, making it difficult for the Fund to value them or dispose of its holdings quickly at an acceptable price.
Special Considerations of Senior Loans and Other Loans. The Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.”
Senior loans typically have higher recoveries than other debt obligations that rank lower in the priority of payments for a particular debtor, because in most instances they take preference over those subordinated debt obligations, with respect to payment of interest and principal, and over stock. However, the Fund is still subject to the risk that the borrower under a loan will default on scheduled interest or principal payments and that the assets of the borrower to which the Fund has recourse will be insufficient to satisfy in full the payment obligations that the borrower has to the Fund. The risk of default will increase in the event of an economic downturn or, in the case of a floating rate loan, a substantial increase in interest rates (because the cost of the borrower’s debt service will increase as the interest rate on its loan is upwardly adjusted). The Fund may own a debt obligation of a borrower that becomes, or is about to become, insolvent. The Fund can also purchase debt obligations that are extended to a bankrupt entity (so called debtor-in-possession or ‘DIP’ financing) or debt obligations that are issued in connection with a restructuring of the borrower under bankruptcy laws.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
How the Fund Invests in Loans. The Fund may invest in loans in one or more of three ways: the Fund may invest directly in a loan by acting as an original lender; the Fund may invest directly in a loan by purchasing a loan by an assignment; or the Fund may invest indirectly in a loan by purchasing a participation interest in a loan. The Fund may also gain exposure to loans indirectly using certain derivative instruments, which is described elsewhere in this prospectus.
Original Lender. The Fund can invest in loans, generally “at par” (a price for the loan equal approximately to 100% of the funded principal amount of the loan, minus any original issue discount) as an original lender. When the Fund is an original lender, it is entitled to receive a return at the full interest rate for the loan.
Loan Assignments. The Fund may also purchase a loan by assignment. In a loan assignment, the Fund typically succeeds to the rights and obligations of the assigning lender under the loan agreement and becomes a “lender” under the loan agreement, entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys an assignment, it may be required
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to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the assignment, to the lender selling the assignment. Occasionally, the selling lender pays a fee to the assignee. If the Fund assigns a loan, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to. In addition, the Fund may be required to pay a transfer fee to the lending agent.
Participation Interests. The Fund may invest in participation interests in loans. Participation interests represent an undivided fractional interest in a loan. They are typically purchased from banks or dealers that have made the loan or have become members of the loan syndicate by purchasing the loan by assignment. When the Fund invests in a loan via a participation, the participation seller remains the lender of record under the loan agreement, and the Fund typically becomes the beneficial owner of the loan, and is entitled to receive from the participation seller any payments or other property or distributions received by the participation seller from or on behalf of the borrower of the loan. When the Fund buys a participation, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the participation, to the lender selling the participation. Occasionally, the selling lender pays a fee to the participant. If the Fund sells a participation, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to.
Recourse. When the Fund invests in loans as an original lender it will have direct recourse against the borrower in the event of a failure to pay scheduled principal or interest. When it purchases a loan by assignment, it typically succeeds to whatever rights the assigning lender had under the loan agreement, and will therefore be entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys a participation interest, it assumes the credit risk of the borrower and the counterparty risk of the lender selling the participation interest (and, in certain circumstances, such lender’s credit risk), and the terms of the participation may not entitle the Fund to all rights of a direct lender under the loan (for example, with respect to consent, voting or enforcement rights). Therefore, the Fund’s rights under a participation interest for a particular loan may be more limited than the rights of the original lender or an investor who acquires an assignment of that loan. Where the Fund invests in a loan via a participation, the Fund generally will have no right of direct recourse against the borrower or ability to otherwise directly enforce the terms of the loan agreement.
Investments in Pooled Investment Entities that Invest in Loans. The Fund can also buy interests in trusts and other pooled entities (including other investment companies) that invest primarily or exclusively in loan obligations, including entities sponsored or advised by the Adviser or an affiliate. The Fund will be subject to the pooled entity’s credit risks as well as the credit risks of the underlying loans. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated investment-grade or below-investment-grade or may be unrated. These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the pooled entity that holds the loan obligations.
Interest Rates and Floating or Adjustable Rate Loans. The loans in which the Fund invests typically have floating or adjustable interest rates. For that reason, the adviser expects that when interest rates change, the values of these floating rate loans will fluctuate less than the values of fixed-rate debt securities, and that the net asset values of the Fund’s shares will fluctuate less than the shares of funds that invest mainly in fixed-rate debt obligations. However, the interest rates of some floating rate loans adjust only periodically. Between the times that interest rates on floating rate loans adjust (which is most often quarterly, but may be monthly, every six months, or some other period), the interest rates on those floating rate loans may not correlate to prevailing interest rates. That will affect the value of the loans and may cause the net asset values of the Fund’s shares to fluctuate.
The base rate usually is a benchmark that “floats” or changes to reflect current interest rates, such as:
■
the prime rate offered by one or more major U.S. banks (referred to as the Prime Rate), or
■
LIBOR.
The applicable rate is defined in the loan agreement. Borrowers tend to select the base lending rate that results in the lowest interest cost, and the benchmark selected by a borrower for its loans may change from time to time (but the benchmark selected for a particular loan will remain the same for the life of that loan). If the benchmark interest rate on a floating rate loan changes, the rate payable to lenders under the floating rate loan will, in turn, change at the next scheduled adjustment date. If the benchmark rate increases, the Fund would earn interest at a higher rate on that floating rate loan after the next scheduled adjustment date. If the benchmark rate decreases, the Fund would earn interest at a lower rate on that floating rate loan after the next scheduled adjustment date.
The Fund may use interest rate swap agreements and other hedging practices to mitigate fluctuations in value when the interest rate under the loan is periodically reset.
The Fund may invest in loans having a fixed rate of interest; however, it is unlikely to do so because fixed rate loans are uncommon in the loan market generally.
Prepayment. The Fund has no limits as to the maturity of loans it may purchase. Senior Loans in general have a stated term of between five and seven years, and other types of loans in which the Fund may invest may have shorter or longer maturities. Notwithstanding their stated maturity, loans may be prepaid prior to their stated terms for reasons including, but not limited to, high market demand for loans, refinancing by the borrower, mandatory prepayment requirements or desire of the borrower to repay outstanding debt. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return. However, any prepayment and facility fees the Fund receives may help reduce any adverse impact on the Fund’s yield. Because the interest rates on floating rate loans adjust periodically, the adviser believes that the Fund should generally be able to reinvest prepayments in floating rate loans that have yields similar to those that have been prepaid.
Subordination. Senior loans typically hold the most senior position in a borrower’s capital structure. They may include loans that hold the most senior position alone, loans that hold an equal ranking with other senior debt, or loans that are, in the judgment of the adviser, in the category of senior debt of the borrower. Borrowers typically are required contractually to pay the holders of senior loans before they pay the holders of subordinated debt and preferred or common shareholders and give the holders of senior secured loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. Senior loans are subject to the risk that a court could subordinate a senior loan to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.
That senior position in the borrower’s capital structure typically gives the holders of senior loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. This means in the event the assets of the borrower are insufficient in value to satisfy all its creditors, senior debt will be satisfied in priority to debt that is subordinate to senior debt.
Lien Position. Loans that are collateralized may have multiple lenders or other creditors that take different lien positions. While second lien loan positions generally are subject to similar risks as those associated with investments in first lien loan positions, second lien loan positions have the additional risk that if the borrower defaults on its obligations under the loan and the loan creditors enforce their security interest or if the borrower becomes bankrupt, the secured claims of the creditors in the first lien position will be satisfied prior to the secured claims of the creditors in the second lien position. If the cash flow and assets of the borrower are insufficient to satisfy both the first lien loans and the second lien loans in
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full, the creditors in the second lien position may not be satisfied in full. If a loan has first and second lien positions, typically the Fund will invest in the first lien position; however, it may invest in the second lien position. Second lien positions generally pay a higher margin than first lien positions to compensate second lien creditors for the greater risk they assume.
Collateral. Loans may be fully collateralized with one or more of (1) working capital assets, such as accounts receivable and inventory, (2) tangible fixed assets, such as real property, buildings and equipment, (3) intangible assets such as trademarks or patents, or (4) shares of stock of the borrower or its subsidiaries or affiliates. A loan agreement may or may not require the borrower to pledge additional collateral to secure a loan if the value of the initial collateral declines, or if additional assets are acquired by the borrower. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of those assets would satisfy a borrower’s obligations under a loan in full. A borrower’s subsidiaries, affiliates, shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. However, the value of the collateral may decline after the Fund invests in the loan, particularly if the collateral consists of equity securities of the borrower or its subsidiaries or affiliates.
If a borrower defaults, insolvency laws may limit the Fund’s access to the collateral, or the lenders may be unable to liquidate the collateral. A bankruptcy court might find that the lenders’ security interest or their enforcement of their security under the loan to be invalid, or a bankruptcy court may require the borrower to use the collateral to pay other outstanding obligations prior to satisfying the lenders in full. If the collateral consists of stock of the borrower or its subsidiaries, the stock may lose all of its value in the event of a bankruptcy, which would leave the Fund exposed to greater potential loss. In addition, in the event of a borrower default on a collateralized loan, the Fund may receive assets other than cash or securities in full or partial satisfaction of the borrower’s obligation under the loan. Those assets may be illiquid, and the Fund might not be able to realize the benefit of the assets for legal, practical or other reasons. The Fund might hold those assets until the adviser determines it is appropriate to dispose of them. If the collateral becomes illiquid or loses some or all of its value, the collateral may not be sufficient in value to compensate the Fund in full in the event of a default of scheduled interest or principal payments.
The Fund can invest in loans that are not secured by any specific collateral of the borrower. If the borrower is unable to pay interest or defaults in the payment of principal, there will be no collateral on which the Fund can foreclose. Therefore, these loans present greater risks than collateralized loans because the recourse of the Fund to the borrower’s assets in the case of a default would be as a general unsecured creditor.
Highly Leveraged Transactions and Insolvent Borrowers. The Fund can invest in loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit risks than other loans. Highly leveraged loans and loans in default also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
The Fund can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to the Fund.
Restrictive Loan Covenants. Borrowers must comply with various restrictive covenants typically contained in loan agreements. They may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. They may include requirements that the borrower prepay the loan with any free cash flow. A break of a covenant that is not waived by the agent bank (or the lenders) is normally an event of default that provides the agent bank or the lenders the right to call the outstanding amount on the loan. If a lender accelerates the repayment of a loan because of the borrower’s violation of a restrictive covenant under the loan agreement, the borrower might default in payment of the loan.
Limited Secondary Market for Loans. Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans, some loans are not as easily purchased or sold as publicly-traded securities. As a result, some loans are illiquid, which means that the Fund may be limited in its ability to sell those loans at an acceptable price when it wants to in order to generate cash, avoid losses or to meet repurchase requests. The market for illiquid financial assets is more volatile than the market for liquid investments and it may be more difficult to obtain accurate valuations for the Fund’s investments.
Possible Limited Availability of Loans. Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. The limited availability may be due to a number of factors. Direct lenders may allocate only a small number of loans to new investors, including the Fund. There may be fewer loans available for investment that meet the Fund’s credit standards, particularly in times of economic downturns. Also, lenders or agents may have an incentive to market the less desirable loans to investors such as the Fund while retaining attractive loans for themselves. This would reduce the amount of attractive investments for the Fund. If market demand for loans increases, the interest paid by loans that the Fund holds may decrease.
Delayed Settlement. Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This is partly due to the nature of loans, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, dealers frequently insist on matching their purchases and sales, which can lead to delays in the Fund’s settlement of a purchase or sale in circumstances where the dealer’s corresponding transaction with another party is delayed. Dealers will also sometimes sell loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner, as well as the Fund’s performance, may be adversely affected.
Credit Quality Standards for Loans. Rating organizations, such as S&P or Moody’s, rate debt obligations by rating the issuer, after evaluating the issuer’s financial soundness. Generally, the lower the investment rating, the more risky the investment. Debt securities rated below “BBB-” by S&P or “Baa3” by Moody’s are commonly referred to as “high risk” securities or, in the case of bonds, “junk bonds.” Loans rated “B” are below investment grade and are regarded by rating organizations as predominantly speculative with respect to the borrower’s ability to repay interest and principal when due over a long period. While securities rated Baa by Moody’s or BBB by S&P are considered to be “investment grade,” they have some speculative characteristics. The Fund may invest in loans that are rated both investment grade and below-investment grade by different rating
15        Invesco International Bond Fund

organizations. An appendix to the Fund’s SAI includes the definitions of the rating categories of the principal rating organizations.
Many loans are not rated by rating organizations. The lack of a rating does not necessarily imply that a loan is of lesser investment quality. While the Fund expects to have access to financial and other information regarding the borrower that has been made available to the lenders under a loan, it may not have such information in connection with participation interests and certain loan assignments. Additionally, the amount of public information available with respect to loans generally will be less extensive than what is available for exchange-listed or otherwise registered securities.
The Adviser will normally seek to avoid receiving material, non-public information about the issuers of loans being considered for acquisition by the Fund or held in the Fund’s portfolio. The Adviser’s decision not to receive material, non-public information under normal circumstances may place the Fund at a disadvantage relative to other investors in loans, and could adversely affect the Fund’s investment performance. In certain cases, the Adviser may nevertheless receive material, non-public information regarding loans, and its ability to trade in such loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Adviser’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.
U.S. Treasury Securities. Treasury securities are backed by the full faith and credit of the U.S. government for payment of interest and repayment of principal and have relatively little credit risk. Some of the securities that are issued directly by the U.S. Treasury are: Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years when issued), Treasury bonds (having maturities of more than ten years when issued) and Treasury Inflation-Protection Securities (TIPS). While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as “restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will comply with Rule 22e-4 under the Investment Company Act of 1940 in managing its illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
When-Issued and Delayed-Delivery Transactions. The Fund may purchase securities on a “when-issued” basis and may purchase or sell such securities on a “delayed-delivery” basis. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction, with payment and delivery of the security made at a later date. When purchasing securities in this manner, during the period between purchase and settlement, the Fund makes no payment to the issuer (or seller) of the security and no interest accrues to the Fund from the investment.
The securities are subject to changes in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the Fund paid. The Fund may lose money if the value of the security declines below the purchase price.
Common Stock and Other Equity Investments. Equity securities include common stock, preferred stock, rights, warrants and certain securities that are convertible into common stock. Equity investments may be exchange-traded or over-the-counter securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of equity securities generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry) their share values may fluctuate more in response to events affecting the market for that type of security.
■
Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.
■
Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
■
Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
■
Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered
16        Invesco International Bond Fund

“equity equivalents” because of the feature that makes them convertible into common stock. The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. The market value of a convertible security reflects both its “investment value,” which is its expected income potential, and its “conversion value,” which is its anticipated market value if it were converted. If its conversion value exceeds its investment value, the security will generally behave more like an equity security, in which case its price will tend to fluctuate with the price of the underlying common stock or other security. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, in which case the security’s price will likely increase when interest rates fall and decrease when interest rates rise. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Most convertible securities will vary, to some extent, with changes in the price of the underlying common stock and are therefore subject to the risks of that stock. In addition, convertible securities may be subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. However, credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities. Some convertible preferred stocks have a mandatory conversion feature or a call feature that allows the issuer to redeem the stock on or prior to a mandatory conversion date. Those features could diminish the potential for capital appreciation on the investment.
Portfolio Turnover. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees, dealer mark-ups or other transaction costs, which can adversely affect performance. The Financial Highlights tables at the end of this prospectus show the predecessor fund’s portfolio turnover rates during past fiscal years.
Additional Investment Information. In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco Advisers, Inc. serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.52% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■
Hemant Baijal, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Baijal managed the predecessor fund since 2013 and was associated with OppenheimerFunds, a global asset management firm, since 2011.
■
Christopher (Chris) Kelly, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its
17        Invesco International Bond Fund

affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Kelly managed the predecessor fund since 2015 and was associated with OppenheimerFunds, a global asset management firm, since 2015. Prior to joining OppenheimerFunds, Mr. Kelly was at BlackRock Inc., where he was Deputy Head of Emerging Markets Fixed Income from June 2012 to January 2015.
■
Wim Vandenhoeck, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Vandenhoeck managed the predecessor fund since 2018 and was associated with OppenheimerFunds, a global asset management firm, since 2015. Prior to joining OppenheimerFunds, Mr. Vandenhoeck served as Partner at APQ Partners LLP, London from 2013 to 2015.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers' investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 4.25% initial sales charge as listed under the heading “Category II Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, monthly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
18        Invesco International Bond Fund

Consolidated Financial Highlights
The consolidated financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The consolidated financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the Fund or the predecessor fund or a class of Fund or predecessor fund shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Year ended 10/31/20	$ 5.53	$ 0.17	$ (0.10)	$ 0.07	$ (0.12)	$ (0.07)	$ (0.19)	$ 5.41	1.35%	$ 894,798	1.00%(e)	1.04%(e)	3.17%(e)	162%
One month ended 10/31/19	5.41	0.02	0.12	0.14	—	(0.02)	(0.02)	5.53	2.60	1,043,265	1.01(f)	1.03(f)	4.60(f)	7
Year ended 09/30/19	5.47	0.28	(0.06)	0.22	—	(0.28)	(0.28)	5.41	4.15	1,039,683	0.99	1.02	5.15	105
Year ended 09/30/18	5.95	0.25	(0.48)	(0.23)	(0.13)	(0.12)	(0.25)	5.47	(4.20)	1,082,539	0.99	1.01	4.31	115
Year ended 09/30/17	5.95	0.23	0.03	0.26	(0.10)	(0.16)	(0.26)	5.95	4.67	1,280,770	1.02	1.05	3.94	96
Year ended 09/30/16	5.62	0.22	0.33	0.55	(0.10)	(0.12)	(0.22)	5.95	9.95	1,611,584	1.03	1.05	3.78	128

Class C
Year ended 10/31/20	5.51	0.13	(0.10)	0.03	(0.09)	(0.06)	(0.15)	5.39	0.58	64,440	1.75(e)	1.79(e)	2.42(e)	162
One month ended 10/31/19	5.39	0.02	0.12	0.14	—	(0.02)	(0.02)	5.51	2.55	113,329	1.77(f)	1.79(f)	3.84(f)	7
Year ended 09/30/19	5.45	0.24	(0.06)	0.18	—	(0.24)	(0.24)	5.39	3.36	116,134	1.74	1.77	4.39	105
Year ended 09/30/18	5.93	0.21	(0.48)	(0.27)	(0.11)	(0.10)	(0.21)	5.45	(4.79)	291,793	1.74	1.76	3.56	115
Year ended 09/30/17	5.92	0.18	0.05	0.23	(0.08)	(0.14)	(0.22)	5.93	3.89	369,679	1.77	1.80	3.20	96
Year ended 09/30/16	5.60	0.17	0.32	0.49	(0.07)	(0.10)	(0.17)	5.92	8.97	493,319	1.78	1.80	3.04	128

Class R
Year ended 10/31/20	5.51	0.15	(0.10)	0.05	(0.10)	(0.07)	(0.17)	5.39	1.09	79,763	1.25(e)	1.29(e)	2.92(e)	162
One month ended 10/31/19	5.39	0.02	0.12	0.14	—	(0.02)	(0.02)	5.51	2.59	99,080	1.27(f)	1.29(f)	4.34(f)	7
Year ended 09/30/19	5.45	0.27	(0.06)	0.21	—	(0.27)	(0.27)	5.39	3.88	98,380	1.24	1.27	4.90	105
Year ended 09/30/18	5.93	0.24	(0.49)	(0.25)	(0.12)	(0.11)	(0.23)	5.45	(4.47)	117,668	1.23	1.25	4.06	115
Year ended 09/30/17	5.93	0.21	0.04	0.25	(0.09)	(0.16)	(0.25)	5.93	4.41	131,112	1.27	1.30	3.67	96
Year ended 09/30/16	5.60	0.20	0.33	0.53	(0.09)	(0.11)	(0.20)	5.93	9.70	146,479	1.27	1.29	3.54	128

Class Y
Year ended 10/31/20	5.53	0.18	(0.11)	0.07	(0.12)	(0.08)	(0.20)	5.40	1.41	1,105,508	0.75(e)	0.79(e)	3.42(e)	162
One month ended 10/31/19	5.41	0.02	0.12	0.14	—	(0.02)	(0.02)	5.53	2.62	1,623,640	0.77(f)	0.79(f)	4.84(f)	7
Year ended 09/30/19	5.47	0.29	(0.05)	0.24	—	(0.30)	(0.30)	5.41	4.40	1,611,797	0.74	0.77	5.39	105
Year ended 09/30/18	5.95	0.26	(0.48)	(0.22)	(0.14)	(0.12)	(0.26)	5.47	(3.80)	2,597,821	0.74	0.76	4.56	115
Year ended 09/30/17	5.95	0.24	0.04	0.28	(0.11)	(0.17)	(0.28)	5.95	4.75	2,345,993	0.77	0.80	4.13	96
Year ended 09/30/16	5.61	0.23	0.34	0.57	(0.10)	(0.13)	(0.23)	5.95	10.42	2,072,160	0.78	0.80	4.03	128

Class R5
Year ended 10/31/20	5.53	0.19	(0.11)	0.08	(0.12)	(0.08)	(0.20)	5.41	1.71	10	0.61(e)	0.62(e)	3.56(e)	162
One month ended 10/31/19	5.41	0.02	0.12	0.14	—	(0.02)	(0.02)	5.53	2.62	10	0.68(f)	0.68(f)	4.93(f)	7
Period ended 09/30/19(g)	5.41	0.11	(0.01)	0.10	—	(0.10)	(0.10)	5.41	1.74	10	0.65(f)	0.67	5.48	105

Class R6
Year ended 10/31/20	5.52	0.19	(0.10)	0.09	(0.13)	(0.08)	(0.21)	5.40	1.75	574,695	0.61(e)	0.62(e)	3.56(e)	162
One month ended 10/31/19	5.40	0.02	0.12	0.14	—	(0.02)	(0.02)	5.52	2.64	878,616	0.60(f)	0.62(f)	5.01(f)	7
Year ended 09/30/19	5.46	0.30	(0.06)	0.24	—	(0.30)	(0.30)	5.40	4.55	857,498	0.60	0.62	5.53	105
Year ended 09/30/18	5.94	0.27	(0.48)	(0.21)	(0.14)	(0.13)	(0.27)	5.46	(3.83)	1,404,290	0.58	0.60	4.71	115
Year ended 09/30/17	5.94	0.25	0.04	0.29	(0.11)	(0.18)	(0.29)	5.94	5.12	1,194,372	0.59	0.61	4.37	96
Year ended 09/30/16	5.61	0.24	0.33	0.57	(0.10)	(0.14)	(0.24)	5.94	10.45	1,631,480	0.58	0.60	4.28	128

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Does not include estimated acquired fund fees from underlying funds of 0.01%, 0.01%, 0.01%, 0.01% and 0.00% for the one month ended October 31, 2019 and the years ended
September 30, 2019, 2018, 2017 and 2016 respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)
Ratios are based on average daily net assets (000’s omitted) of $933,018, $85,000, $85,812, $1,316,177, $10 and $709,855 for Class A, Class C, Class R, Class Y, Class R5 and Class R6
shares, respectively.

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(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.
20        Invesco International Bond Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
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Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
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Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
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Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
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Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
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Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
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Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
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Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
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All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

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Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■
The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco International Bond Fund SEC 1940 Act file number: 811-05426

invesco.com/us	O-IBD-PRO-1

Prospectus
February 22, 2021
Class: A (GMSDX), C (GMSEX), R (GMSJX), Y (GMSHX), R5 (GMSKX), R6 (GMSLX)

Invesco Macro Allocation Strategy Fund
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco Macro Allocation Strategy Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is to seek a positive absolute return over a complete economic and market cycle.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund V Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.50	0.50	0.50	0.50	0.48	0.48

Acquired Fund Fees and Expenses	0.08	0.08	0.08	0.08	0.08	0.08

Total Annual Fund Operating Expenses	1.93	2.68	2.18	1.68	1.66	1.66

Fee Waiver and/or Expense Reimbursement[2]	0.47	0.47	0.47	0.47	0.45	0.45

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.46	2.21	1.71	1.21	1.21	1.21

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.44%, 2.19%, 1.69%, 1.19%, 1.19% and 1.19%, respectively, of the Fund's average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022 and June 30, 2022, respectively. During their terms, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	690$	1,080$	1,493$	2,644$

Class C	324$	788$	1,378$	2,796$

Class R	174$	637$	1,127$	2,477$

Class Y	123$	484$	868$	1,948$

Class R5	123$	479$	860$	1,928$

Class R6	123$	479$	860$	1,928$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	690$	1,080$	1,493$	2,644$

Class C	224$	788$	1,378$	2,796$

Class R	174$	637$	1,127$	2,477$

Class Y	123$	484$	868$	1,948$

Class R5	123$	479$	860$	1,928$

Class R6	123$	479$	860$	1,928$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund’s investment strategy is designed to provide capital loss protection during down markets. Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives the Fund’s performance. The Fund’s exposure to these three asset classes will be achieved substantially through investments in derivative instruments including but not limited to futures, options, currency forward contracts and swap agreements.
The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 20% of the Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis, and this portion of the Fund holds only long positions in derivatives. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The tactical asset allocation process will result in the Fund having long and short positions within or among one or more of the three asset classes (equities, fixed income and commodities). The tactical asset allocation process likely will account for the majority of the Fund’s volatility and performance. The strategic and tactical processes are intended to adjust the Fund’s portfolio risk in a variety of market conditions.
The portfolio managers implement their investment decisions primarily through the use of derivatives and other investments that create leverage. In addition, the Fund may invest directly in common stock. The Fund uses derivatives and other leveraged instruments to create and adjust exposures
1        Invesco Macro Allocation Strategy Fund

to the three asset classes. The portfolio managers make these adjustments to balance risk exposure (as part of the strategic process) and to add long or short exposure to the asset classes (as part of the tactical process) when they believe it will benefit the Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund holds long and short positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
The Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide leverage including futures contracts, options, swaps and commodity-linked notes. Volatility measures the range of returns of a security, fund, index or other investment, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Fund’s investment strategy seeks to achieve a positive absolute return over a complete economic and market cycle, notwithstanding the expected short and intermediate term volatility in the net asset value of the Fund.
The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Fund gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves investment selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class selected in the first step to construct a portfolio that they believe is risk-balanced. Periodically, the management team re-estimates the risk contributed by each asset class and investment and rebalances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments. Taken together, the first two steps in the process result in the strategic allocation.
In the third step of the investment process, using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether an asset class and investments in that asset class are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on an asset class and related investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments.
When the tactical position is negative for an investment and its size is larger than the strategic position for that investment, the result is a short derivative position. The size and number of short derivative positions held by the Fund will vary with the market environment. In some cases there will be no short derivative positions in the Fund. In other cases the net short derivative exposure of the Fund (the amount by which short positions exceed long positions) could be 50% of net asset value or higher. The Fund’s long positions in derivative instruments generally will benefit from an increase in the price of the underlying investment. The Fund’s short positions in derivative instruments generally will benefit from a decrease in the price of the underlying investment.
The Fund’s equity exposure will be achieved through investments in derivatives that track equity indices comprised of shares of companies in developed and/or emerging market countries, including equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, including high dividend, quality, value, growth, low volatility, size (large, mid or small cap) and momentum. In addition, the Fund may invest directly in shares of such companies and in ETFs that provide equity exposure, including ETFs that track factor-based indices that emphasize the style factors noted above. The Fund may also buy and write (sell) put and call options on equities, equity indices and ETFs, including in combination, to adjust the Fund’s equity exposure or to generate income. Additionally, the Fund can use currency forward contracts to hedge against the risk that the value of the foreign currencies in which its equity investments are denominated will depreciate against the U.S. dollar. The Fund’s fixed income exposure will be achieved through derivatives that offer exposure to the debt or credit of issuers in developed and/or emerging markets that are rated investment grade or are unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. The Fund’s commodity exposure will be achieved through investments in commodity-related ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund V Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in commodity futures and swaps, commodity-linked notes, commodity-related ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
The Fund generally will maintain a substantial portion of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral
2        Invesco Macro Allocation Strategy Fund

for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.
Commodity Risk. The Fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments or supply and demand disruptions. Because the Fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. As a result of an announcement by the Internal Revenue Service (IRS), the Fund intends to invest in commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could, among other consequences, limit the Fund’s ability to pursue its investment strategy.
Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater
3        Invesco Macro Allocation Strategy Fund

volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. The SEC has adopted new regulations related to the use of derivatives and related instruments by registered investment companies. These regulations may limit the Fund’s ability to engage in derivatives transactions and may result in increased costs or require the Fund to modify its investment strategies. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other mutual funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged, which may result in economic leverage, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.
Factor-Based Strategy Risk. Although the Fund may have investments that track equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, there is no guarantee that this strategy will be successful.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. The Fund will bear its
4        Invesco Macro Allocation Strategy Fund

proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on the Fund’s right to redeem its investment, which is meant to be held until maturity.
Correlation Risk. Because the Fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, across different countries and investments, to the extent either the asset classes or the selected countries and investments become correlated in a way not anticipated by the Adviser, the Fund’s risk allocation process may result in magnified risks and loss instead of balancing (reducing) the risk of loss.
Volatility Risk. Certain of the Fund's investments may appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based/style-specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns

Class Y shares	Period Ending	Returns
Best Quarter	December 31, 2020	8.97%
Worst Quarter	March 31, 2020	-8.52%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	Since Inception
Class Y
Return Before Taxes	9/26/2012	3.52%	4.10%	[1]3.60%
Return After Taxes on Distributions		3.52	2.01	1.77
Return After Taxes on Distributions and Sale of Fund Shares		2.09	2.25	2.01

Class A	8/28/2013	-2.38	2.66	[2]2.63

Class C	8/28/2013	1.53	3.05	[2]2.57

Class R	8/28/2013	3.09	3.58	[2]3.10

Class R5	8/28/2013	3.64	4.10	[3]3.61

Class R6	8/28/2013	3.64	4.08	[3]3.59

Bloomberg Barclays 3-Month Treasury Bellwether Index (reflects no deduction for fees, expenses or taxes)		0.67	1.21	[4]0.76

Lipper Absolute Return Funds Index		1.26	2.63	[4]1.99

1
On August 28, 2013, Class H1 shares converted to Class Y shares.
2
Performance shown prior to the inception date is that of the Fund’s Class Y shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class A, Class C or Class R shares, as applicable. Class Y shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
3
Performance shown prior to the inception date is that of the Fund’s Class Y shares at net asset value. Class Y shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
4
From the inception date of the oldest share class.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Scott Wolle	Portfolio Manager (lead)	2012

Mark Ahnrud	Portfolio Manager	2012

Chris Devine	Portfolio Manager	2012

Scott Hixon	Portfolio Manager	2012

Christian Ulrich	Portfolio Manager	2012

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans
5        Invesco Macro Allocation Strategy Fund

investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek a positive absolute return over a complete economic and market cycle. A complete economic and market cycle would include both a meaningful slow down and a recession, as well as an expansion phase. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund’s investment strategy is designed to provide capital loss protection during down markets. Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities. The portfolio management team selects investments to represent each asset class, allocates to them based on their proprietary risk management and portfolio construction techniques, and then applies a process of active positioning that seeks to improve expected returns. The Adviser’s investment process is designed to balance risk across equities, fixed income and commodities such that no one asset class drives the Fund’s performance. The Fund’s exposure to these three asset classes will be achieved substantially through investments in derivative instruments including but not limited to futures, options and swap agreements.
The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 20% of the
Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis, and this portion of the Fund holds only long positions in derivatives. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The tactical asset allocation process will result in the Fund having long and short positions within or among one or more of the three asset classes (equities, fixed income and commodities). The tactical asset allocation process likely will account for the majority of the Fund’s volatility and performance. The strategic and tactical processes are intended to adjust the Fund’s portfolio risk in a variety of market conditions.
The portfolio managers implement their investment decisions primarily through the use of derivatives and other investments that create leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposures to the three asset classes. The portfolio managers make these adjustments to balance risk exposure (as part of the strategic process) and to add long or short exposure to the asset classes (as part of the tactical process) when they believe it will benefit the Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund holds long and short positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund’s use of derivatives and the leveraged investment exposure created by its use of derivatives are expected to be significant and greater than most mutual funds.
The Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide leverage including futures contracts, options, swaps and commodity-linked notes. Volatility measures the range of returns of a security, fund, index or other investment, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Fund’s investment strategy seeks to achieve a positive absolute return over a complete economic and market cycle, notwithstanding the expected short and intermediate term volatility in the net asset value of the Fund.
The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Fund gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves investment selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each
6        Invesco Macro Allocation Strategy Fund

asset class selected in the first step to construct a portfolio that they believe is risk-balanced. Periodically, the management team re-estimates the risk contributed by each asset class and investment and rebalances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments. Taken together, the first two steps in the process result in the strategic allocation.
In the third step of the investment process, using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether an asset class and investments in that asset class are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on an asset class and related investments. Lastly, the portfolio managers assess the impact of historic price movements for each asset class and related investments on likely future returns.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight positions (incurring additional exposure relative to the strategic allocation) and under-weight positions (incurring less exposure relative to the strategic allocation) for the asset classes and investments.
When the tactical position is negative for an investment and its size is larger than the strategic position for that investment, the result is a short derivative position. The size and number of short derivative positions held by the Fund will vary with the market environment. In some cases there will be no short derivative positions in the Fund. In other cases the net short derivative exposure of the Fund (the amount by which short positions exceed long positions) could be 50% of net asset value or higher. The Fund’s long positions in derivative instruments generally will benefit from an increase in the price of the underlying investment. The Fund’s short positions in derivative instruments generally will benefit from a decrease in the price of the underlying investment.
The Fund’s equity exposure will be achieved through investments in derivatives that track equity indices comprised of shares of companies in developed and/or emerging market countries, including equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, including high dividend, quality, value, growth, low volatility, size (large, mid or small cap) and momentum. In addition, the Fund may invest directly in shares of such companies and in exchange-traded funds (ETFs) that provide equity exposure, including ETFs that track factor-based indices that emphasize the style factors noted above. The Fund may also buy and write (sell) put and call options on equities, equity indices and ETFs, including in combination, to adjust the Fund’s equity exposure or to generate income. Additionally, the Fund can use currency forward contracts to hedge against the risk that the value of the foreign currencies in which its equity investments are denominated will depreciate against the U.S. dollar. The Fund’s fixed income exposure will be achieved through derivatives that offer exposure to the debt or credit of issuers in developed and/or emerging markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. The Fund’s commodity exposure will be achieved through investments in commodity-related ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through the Subsidiary. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in commodity futures and swaps, commodity-linked notes, commodity-related ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other investments that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary will also hold cash and cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
The Fund generally will maintain a substantial portion of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
ETFs are traded on an exchange and generally hold a portfolio of securities, commodities or commodity futures and/or currencies that are designed to replicate an index. Some ETFs are actively managed and instead of replicating an index, they seek to outperform an index.
ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, asset, index, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold an ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, multiplied by a factor that represents the performance of the referenced market, asset, index, subject to the day’s market, benchmark or strategy factor.
A commodity-linked note is a debt security issued by a bank or other sponsor that pay a return linked to the performance of a commodities index or basket of commodity futures contracts. In some cases, the return will be based on a multiple of the performance of the index or basket and this embedded leverage will magnify the positive return or losses the Fund earns from these notes as compared to the index.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specific future time. The value of a futures contract tends to increase and decrease with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. Options will principally be used to gain or limit exposure to equity, debt and currency markets and securities.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap.
7        Invesco Macro Allocation Strategy Fund

In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk . The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Debt Securities Risk . The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Government Debt Risk . Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income
8        Invesco Macro Allocation Strategy Fund

markets. As a result, the value of the Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Commodity Risk. The Fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions and changes in transportation, handling and storage costs. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because the Fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (the Code). The Internal Revenue Service (IRS) has issued a number of private letter rulings to other mutual funds, including to another Invesco fund (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity-linked notes and a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS's position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) Accordingly, the Fund may invest in certain commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS.
Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities.
The Fund might not receive all or a portion of the interest due on its investment or a return of its principal if there is a loss of value of the commodity, commodity index or other economic variable to which the interest is linked. A liquid secondary market may not exist for certain commodity-linked notes, which may make it difficult for the Fund to sell them at an acceptable time or price or to accurately value them. Commodity-linked notes are also subject to counterparty risk, which is the risk that the issuer of the commodity-linked note will default or become bankrupt and not make timely payment of principal and interest. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, the value of a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for the Fund than most other mutual funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds
9        Invesco Macro Allocation Strategy Fund

instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
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Regulatory Risk. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. The SEC has adopted new regulations related to the use of derivatives and related instruments by registered investment companies. These regulations may limit the Fund’s ability to engage in derivatives transactions and may result in increased costs or require the Fund to modify its investment strategies.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
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Options Risk. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Swap Transactions Risk. Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Fund. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Fund faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.
Short Position Risk. The Fund will incur a loss on a short position if the price of the asset sold short increases from the short sale price. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. Short sales are speculative transactions and involve greater reliance on the investment adviser’s ability to accurately anticipate the future value of an asset or markets in general. Any gain on a short position is decreased, and any loss is increased, by the amount of any payment, dividend, interest or other transaction costs that the Fund may be required to pay with respect to the asset sold short. The counterparty to a short position or market factors, such as a sharp increase in prices, may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, both positions may decline simultaneously, in which case the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
10        Invesco Macro Allocation Strategy Fund

Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging markets countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Emerging markets countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investments, but nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.
Factor-Based Strategy Risk. Although the Fund may have investments that track equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, there is no guarantee that this strategy will be successful. In addition, there may be periods when a particular style of investing or factor is out of favor and therefore, during such periods, the investment performance of the Fund may suffer.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund. When the Fund invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the exchange-traded note. For certain exchange-traded notes, there may be restrictions on the Fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Correlation Risk. Changes in the value of the asset classes in which the Fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the Adviser. Because the Fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or the selected countries and investments become correlated in a way not anticipated by the Adviser, the Fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Volatility Risk. Certain of the Fund's investments may appreciate or decrease significantly in value over short periods of time. This may cause
11        Invesco Macro Allocation Strategy Fund

the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Active Trading Risk . Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term, which are taxed at a higher rate than long term gains.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.64% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■
Scott Wolle (lead manager), Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 1999.
■
Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2000.
■
Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 1998.
■
Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 1994.
■
Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2000.
The portfolio managers are assisted by investment professionals from Invesco's Global Asset Allocation Team. Members of the team may change from time to time.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital
12        Invesco Macro Allocation Strategy Fund

gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
13        Invesco Macro Allocation Strategy Fund

Consolidated Financial Highlights
The consolidated financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The consolidated financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s consolidated financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/20	$ 9.47	$ (0.06)	$ (0.56)	$ (0.62)	$ (0.67)	$ —	$ (0.67)	$ 8.18	(7.02)%	$ 2,111	1.38%(d)	1.85%(d)	(0.75)%(d)	120%
Year ended 10/31/19	8.81	0.08	0.60	0.68	(0.02)	—	(0.02)	9.47	7.67	4,982	1.37(e)	2.12(e)	0.87(e)	0
Year ended 10/31/18	9.60	0.03	(0.40)	(0.37)	—	(0.42)	(0.42)	8.81	(4.03)	4,491	1.36	2.12	0.29	94
Year ended 10/31/17	10.26	(0.06)	0.68	0.62	(1.28)	—	(1.28)	9.60	6.55	4,645	1.41	2.30	(0.66)	25
Year ended 10/31/16	9.70	(0.13)	0.91	0.78	(0.22)	—	(0.22)	10.26	8.21	5,865	1.63	2.19	(1.31)	75

Class C
Year ended 10/31/20	9.30	(0.13)	(0.54)	(0.67)	(0.55)	—	(0.55)	8.08	(7.61)	828	2.13(d)	2.60(d)	(1.50)(d)	120
Year ended 10/31/19	8.71	0.01	0.58	0.59	(0.00)	—	(0.00)	9.30	6.82	3,329	2.12(e)	2.87(e)	0.12(e)	0
Year ended 10/31/18	9.57	(0.04)	(0.40)	(0.44)	—	(0.42)	(0.42)	8.71	(4.80)	6,167	2.11	2.87	(0.46)	94
Year ended 10/31/17	10.20	(0.13)	0.69	0.56	(1.19)	—	(1.19)	9.57	5.90	7,398	2.16	3.05	(1.41)	25
Year ended 10/31/16	9.62	(0.20)	0.90	0.70	(0.12)	—	(0.12)	10.20	7.41	7,540	2.38	2.94	(2.06)	75

Class R
Year ended 10/31/20	9.44	(0.08)	(0.56)	(0.64)	(0.63)	—	(0.63)	8.17	(7.22)	98	1.63(d)	2.10(d)	(1.00)(d)	120
Year ended 10/31/19	8.80	0.06	0.59	0.65	(0.01)	—	(0.01)	9.44	7.41	128	1.62(e)	2.37(e)	0.62(e)	0
Year ended 10/31/18	9.61	0.00	(0.39)	(0.39)	—	(0.42)	(0.42)	8.80	(4.24)	100	1.61	2.37	0.04	94
Year ended 10/31/17	10.25	(0.09)	0.70	0.61	(1.25)	—	(1.25)	9.61	6.42	54	1.66	2.55	(0.91)	25
Year ended 10/31/16	9.69	(0.15)	0.90	0.75	(0.19)	—	(0.19)	10.25	7.86	42	1.88	2.44	(1.56)	75

Class Y
Year ended 10/31/20	9.54	(0.04)	(0.55)	(0.59)	(0.70)	—	(0.70)	8.25	(6.66)	10,377	1.13(d)	1.60(d)	(0.50)(d)	120
Year ended 10/31/19	8.87	0.10	0.60	0.70	(0.03)	—	(0.03)	9.54	7.88	17,768	1.12(e)	1.87(e)	1.12(e)	0
Year ended 10/31/18	9.64	0.05	(0.40)	(0.35)	—	(0.42)	(0.42)	8.87	(3.80)	30,581	1.11	1.87	0.54	94
Year ended 10/31/17	10.29	(0.04)	0.70	0.66	(1.31)	—	(1.31)	9.64	6.93	30,657	1.16	2.05	(0.41)	25
Year ended 10/31/16	9.73	(0.10)	0.91	0.81	(0.25)	—	(0.25)	10.29	8.51	38,019	1.38	1.94	(1.06)	75

Class R5
Year ended 10/31/20	9.54	(0.04)	(0.54)	(0.58)	(0.70)	—	(0.70)	8.26	(6.55)	8	1.13(d)	1.58(d)	(0.50)(d)	120
Year ended 10/31/19	8.88	0.11	0.58	0.69	(0.03)	—	(0.03)	9.54	7.76	9	1.12(e)	1.83(e)	1.12(e)	0
Year ended 10/31/18	9.65	0.05	(0.40)	(0.35)	—	(0.42)	(0.42)	8.88	(3.79)	8	1.11	1.82	0.54	94
Year ended 10/31/17	10.30	(0.04)	0.70	0.66	(1.31)	—	(1.31)	9.65	6.93	9	1.15	1.97	(0.40)	25
Year ended 10/31/16	9.74	(0.10)	0.91	0.81	(0.25)	—	(0.25)	10.30	8.50	10	1.38	1.83	(1.06)	75

Class R6
Year ended 10/31/20	9.53	(0.04)	(0.56)	(0.60)	(0.70)	—	(0.70)	8.23	(6.77)	169,884	1.13(d)	1.58(d)	(0.50)(d)	120
Year ended 10/31/19	8.86	0.10	0.60	0.70	(0.03)	—	(0.03)	9.53	7.89	244	1.12(e)	1.83(e)	1.12(e)	0
Year ended 10/31/18	9.63	0.05	(0.40)	(0.35)	—	(0.42)	(0.42)	8.86	(3.80)	440	1.11	1.82	0.54	94
Year ended 10/31/17	10.29	(0.04)	0.69	0.65	(1.31)	—	(1.31)	9.63	6.83	345	1.15	1.97	(0.40)	25
Year ended 10/31/16	9.73	(0.10)	0.91	0.81	(0.25)	—	(0.25)	10.29	8.51	234	1.38	1.83	(1.06)	75

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $3,068, $1,870, $108, $13,519, $8 and $45,119 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests.
Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds was 0.11% for the years ended October 31, 2019.

14        Invesco Macro Allocation Strategy Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■
Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
■
Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

■
Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■
Conversions into Class A from Class A2 of the same Fund.
■
Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■
Reject or cancel all or any part of any purchase or exchange order.
■
Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
■
Modify or terminate any sales charge waivers or exceptions.
■
Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■
Trade activity monitoring.
■
Discretion to reject orders.
■
Purchase blocking.
■
The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■
The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Macro Allocation Strategy Fund SEC 1940 Act file number: 811-05426

invesco.com/us	MAS-PRO-1

Prospectus
February 22, 2021
Class: A (PIAFX), C (PICFX), R (PIRFX), Y (PIYFX), R5 (IPNFX), R6 (PIFFX)

Invesco Multi-Asset Income Fund
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
■
is not FDIC insured;
■
may lose value; and
■
is not guaranteed by a bank.

        Invesco Multi-Asset Income Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.23	1.00	0.50	None	None	None

Other Expenses	0.24	0.24	0.24	0.24	0.18	0.09

Acquired Fund Fees and Expenses	0.03	0.03	0.03	0.03	0.03	0.03

Total Annual Fund Operating Expenses	0.95	1.72	1.22	0.72	0.66	0.57

Fee Waiver and/or Expense Reimbursement[2]	0.10	0.10	0.10	0.10	0.04	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85	1.62	1.12	0.62	0.62	0.56

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.85%, 1.60%, 1.10%, 0.60%, 0.60% and 0.60%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2022 and June 30, 2022, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	632$	827$	1,037$	1,644$

Class C	265$	532$	924$	1,818$

Class R	114$	377$	661$	1,468$

Class Y	63$	220$	391$	885$

Class R5	63$	207$	364$	819$

Class R6	57$	182$	317$	713$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	632$	827$	1,037$	1,644$

Class C	165$	532$	924$	1,818$

Class R	114$	377$	661$	1,468$

Class Y	63$	220$	391$	885$

Class R5	63$	207$	364$	819$

Class R6	57$	182$	317$	713$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by actively allocating assets across multiple income producing asset classes and strategies. The Adviser’s Global Asset Allocation (GAA) Team employs risk balancing strategies intended to manage interest rate, equity and credit risk to seek to create a balanced risk profile for the Fund. The GAA Team implements the Fund’s investment strategy and tactically adjusts the Fund’s portfolio through direct investments, including derivative and hybrid derivative-type instruments, as well as through affiliated and unaffiliated open-end investment companies, including exchange-traded funds (ETFs), and closed-end investment companies. Invesco Advisers, Inc. (Invesco or the Adviser) expects this strategy to provide protection during periods of economic stress while seeking to meet the Fund’s investment objective.
The Fund invests in high income producing asset classes and government bonds. The high income producing asset classes in which the Fund invests are those that are expected to provide income and which the GAA Team believes will increase in value during periods of economic strength. These asset classes include non-investment grade (high yield or “junk”) debt, emerging markets debt, dividend producing equities, securities of real estate and real estate-related issuers (including mortgage real estate investment trusts (REITs), equity REITs, and equity securities of global companies principally engaged in the real estate industry), preferred equities, master limited partnerships (MLPs) and floating rate debt securities and loans. The Fund may also obtain exposure to the foregoing asset classes through equity-linked notes (ELNs), including through ELNs on ETFs. The Fund also invests in government bonds that are expected to provide income and which the GAA Team believes will increase in value during periods of economic stress. The GAA Team determines how to allocate the
1        Invesco Multi-Asset Income Fund

portfolio among the different asset classes based on yield, liquidity, risk, correlation and tax treatment.
The Fund’s high yield debt investments primarily consist of debt securities of U.S. issuers that are determined to be below investment grade quality. These types of securities are commonly known as “junk bonds.” Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. The Fund invests principally in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the Adviser. The Fund may also invest in debt securities of foreign issuers that are determined to be below investment grade quality. The Fund can use derivative instruments, such as credit default swaps, credit default index swaps and ELNs, to manage its exposure to high yield debt investments. The Fund also may invest in Rule 144A private placement securities. There is no requirement with respect to the maturity or duration of high yield debt securities in which the Fund may invest.
The Fund’s emerging market debt exposure may include investments in U.S. dollar-denominated government bonds that comprise the DBIQ Emerging Markets USD Liquid Balanced Index (EM Index). The Fund may also obtain exposure to emerging market debt by investing in sovereign, quasi-sovereign, corporate and supranational bonds that are not included in the EM Index. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or whose majority investor is a foreign government. Supranational bonds are bonds issued by an international organization designated or supported by two or more governmental entities and designed to promote economic reconstruction, development or international banking institutions. When utilizing an indexing approach, the Fund will generally invest in all of the securities in the EM Index in their approximate weightings. However, where it may not be possible or practicable to purchase all of those securities in those same weightings, the Fund may utilize a “sampling” methodology to seek to track the performance of the EM Index. The EM Index measures potential returns of a theoretical portfolio of liquid emerging market U.S. dollar-denominated government bonds.  Although the Fund may utilize an indexing approach, there is no requirement with respect to the maturity or duration of the emerging markets debt securities in which the Fund may invest. The Fund can also invest in credit linked notes, ELNs and derivative instruments such as credit default index swaps to manage its exposure to emerging markets debt investments.
The Fund’s preferred equity exposure may include investments in fixed rate U.S. dollar-denominated preferred securities that comprise The ICE BofA Core Fixed Rate Preferred Securities Index (Preferred Equity Index).  When utilizing an indexing approach, the Fund will generally invest in all of the securities in the Preferred Equity Index in their approximate weightings.  However, where it may not be possible or practicable to purchase all of those securities in those same weightings, the Fund may utilize a “sampling” methodology to seek to track the performance of the Preferred Equity Index. The Preferred Equity Index is a market capitalization-weighted index designed to reflect the total return performance of the fixed rate U.S. dollar-denominated preferred securities market. The Preferred Equity Index includes traditional preferred securities and other preferred securities, including those issued by foreign companies in the form of American Depositary Shares/Receipts. Securities qualifying for the Preferred Equity Index must have an investment grade rating (based on an average of Moody’s, S&P and Fitch Ratings, Inc. (Fitch)) and must have an investment grade rated country of risk (based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings) at the time of rebalancing. Securities must also be issued as public securities or Rule
144A securities to be eligible for inclusion in the Preferred Equity Index. The Fund may also invest in floating rate U.S. dollar-denominated preferred securities.
The Fund’s exposure to real estate and real estate-related issuers may include investments in equity securities of global companies principally engaged in the real estate industry, and mortgage REITs and equity REITs. The Fund may also obtain exposure to real estate and real estate-related issuers through ELNs. The Fund may also invest in mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years.
The Fund also can make investments in the securities of MLPs. The MLPs in which the Fund invests are publicly traded partnerships or limited liability companies engaged, among other things, in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund may invest in securities of MLPs of all capitalization sizes. The Fund may also invest in exchange-traded notes (ETNs) and ELNs that provide exposure to MLPs.
The Fund also can make investments in (i) senior secured floating rate loans made by banks and other lending institutions, (ii) senior secured floating rate debt instruments, (iii) unsecured bank loans, and (iv) secured and unsecured notes and bonds. The floating rate loans and floating rate debt securities may be rated below investment grade. Some of the floating rate loans and debt securities in which the Fund may invest will be considered illiquid.
The Fund’s government bond exposure includes investments in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. These securities include: (1) U.S. Treasury obligations (including the principal components or the interest components issued by the U.S. Government under the Separate Trading of Registered Interest and Principal Securities program (i.e. STRIPS)); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The Fund also may invest in securities issued by foreign governments.  The Fund also may use treasury futures (including U.S. Government and foreign government bond futures) and options on treasury futures (including U.S. Government and foreign government bond futures) to adjust the duration of the portfolio of government bonds.
The Fund may invest in securities or loans of issuers located in foreign countries, all of which may be securities or loans of issuers located in emerging markets countries, i.e., those that are in the early stages of their industrial cycles.
The Fund can use derivative instruments for risk management, portfolio management, earning income, managing (increasing or decreasing) target duration, gaining or reducing exposure to a particular asset class or hedging its exposure to non-U.S. currencies.  The Fund’s use of derivatives will involve the purchase and sale of treasury futures (including U.S. Government and foreign government bond futures), equity index futures, options on treasury futures, options (including equity options), interest rate swaps, credit default index swaps, credit default swaps, forward foreign currency contracts and other related instruments and techniques. The Fund’s investments in certain derivatives may create leveraged exposure to certain fixed income markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund holds long and short positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset.
2        Invesco Multi-Asset Income Fund

The Fund may hold significant levels of cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivatives transactions.
The Fund’s portfolio managers consider selling a security or other investment, or covering a short position, (1) for risk control purposes, (2) when its income or potential for return deteriorates or (3) when it otherwise no longer meets Invesco’s investment selection criteria.
In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and, in some cases, foreign currency risk. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security. Credit linked notes may be less liquid than other investments and therefore harder to dispose of at the desired time and price. In addition, credit linked notes may be leveraged and, as a result, small changes in the value of the underlying reference obligation may produce disproportionate losses to the Fund.
Bank Loan Risk. There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.
Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates. The interest income generated by a portfolio of senior loans is often determined by a fixed credit spread over the London Interbank Offered Rate (LIBOR).
Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of such companies and the capital resources available for such companies’ dividend payments may affect the Fund.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.
LIBOR Transition Risk. The Fund invests in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is currently anticipated that LIBOR will cease to be published after that time, although there are initiatives underway for the discontinuation to be extended beyond 2021 for certain LIBOR rates. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
3        Invesco Multi-Asset Income Fund

Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.
Equity Linked Notes Risk. ELNs may not perform as anticipated and could cause the Fund to realize significant losses including its entire principal investment. Other risks include those of underlying securities, as well as counterparty risk, liquidity risk and imperfect correlation between ELNs and the underlying securities.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. The SEC has proposed new regulations related to the use of derivatives and related instruments by registered investment companies. These regulations may limit the Fund’s ability to engage in derivatives transactions and may result in increased costs or require the Fund to modify its investment strategies. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than mutual funds that do not use derivative instruments or that use derivative instruments to a lesser extent than the Fund to implement their investment strategies.
Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Currency Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund’s business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or other action.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged, which may result in economic leverage, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.
4        Invesco Multi-Asset Income Fund

Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. The Fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on the Fund’s right to redeem its investment, which is meant to be held until maturity.
Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose the Fund to the risks of owning the underlying investments that the other investment company holds.
Indexing Risk. Certain portions of the Fund’s assets are managed pursuant to an indexing approach (Indexed Assets) and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the Indexed Assets. Ordinarily, the Fund will not sell portfolio securities of the Indexed Assets except to reflect additions or deletions of the securities that comprise the index the Fund seeks to track with respect to the Indexed Assets (Underlying Index), or as may be necessary to raise cash to pay Fund shareholders who redeem Fund shares. As such, the Indexed Assets, and therefore the Fund, will be negatively affected by declines in the securities represented by the Underlying Index. Also, there is no guarantee that the Fund will be able to correlate the performance of the Indexed Assets with that of the Underlying Index.
Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Financial services companies are subject to extensive government regulation and are disproportionately affected by unstable interest rates, each of which could adversely affect the profitability of such companies. Financial services companies may also have concentrated portfolios, which makes them especially vulnerable to unstable economic conditions.
Non-Correlation Risk. The return of the Fund’s assets managed pursuant to an indexing approach (Indexed Assets) may not match the return of the index the Fund seeks to track with respect to the Indexed Assets (Underlying Index) for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing securities holdings to reflect changes in the Underlying Index. In addition, the performance of the Indexed Assets and the Underlying Index may vary due to asset valuation differences and differences between the Indexed Assets and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Sampling Risk. The Fund’s use of a sampling methodology with respect to assets managed pursuant to an indexing approach (Indexed Assets) may result in the Indexed Assets including a smaller number of securities than are in the index the Fund seeks to track with respect to the Indexed Assets (Underlying Index), and in the Indexed Assets including securities that are not included in the Underlying Index. As a result, an adverse development to an issuer of securities included in the Indexed Assets could result in a greater decline in the Fund’s NAV than would be the case if all of the securities in the Underlying Index were included in the Indexed Assets. The Fund’s use of a sampling methodology may also include the risk that the Indexed Assets may not track the return of the Underlying Index as well as they would have if the Indexed Assets included all of the securities in the Underlying Index. To the extent the assets in the Indexed Assets are smaller, these risks will be greater.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately-issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Depositary Receipts. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
MLP Risk. The Fund invests in securities of MLPs, which are subject to the following risks:
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Limited Partner Risk. An MLP is a public limited partnership or limited liability company taxed as a partnership under the Internal Revenue Code of 1986, as amended (the Code). Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP.
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Liquidity Risk. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities and, therefore, more difficult to trade at desirable times and/or prices.
5        Invesco Multi-Asset Income Fund

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Interest Rate Risk. MLPs generally are considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
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General Partner Risk. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.
Additionally, if the Fund were to invest more than 25% of its total assets in MLPs that are taxed as partnerships this could cause the Fund to lose its status as regulated investment company under Subchapter M of the Code.
MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. A change in current tax law, or a change in the underlying business mix of a given MLP, however, could result in an MLP being classified as a corporation for U.S. federal income tax purposes, which would have the effect of reducing the amount of cash available for distribution by the MLP and, as a result, could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income. Each year, the Fund will send you an annual tax statement (Form 1099) to assist you in completing your federal, state and local tax returns. If an MLP in which the Fund invests amends its partnership tax return, the Fund will, when necessary, send you a corrected Form 1099, which could, in turn, require you to amend your federal, state or local tax returns.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Management Risk. Certain portions of the Fund’s assets are actively managed and depend heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	March 31, 2019	8.90%
Worst Quarter	March 31, 2020	-20.02%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	Since Inception
Class A
Return Before Taxes	12/14/2011	-9.88%	4.27%	4.51%
Return After Taxes on Distributions		-11.96	2.09	2.33
Return After Taxes on Distributions and Sale of Fund Shares		-5.83	2.36	2.54

Class C	12/14/2011	-6.29	4.65	4.46

Class R	12/14/2011	-4.81	5.22	4.92

Class Y	12/14/2011	-4.32	5.72	5.44

Class R5	12/14/2011	-4.49	5.71	5.43

Class R6	9/24/2012	-4.25	5.74	[1]5.43

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.51	4.44	3.41

Custom Invesco Multi-Asset Income Index (60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% MSCI World IndexSM (Net)) (reflects no deduction for fees, expenses or taxes)		11.62	7.78	7.06

Lipper Mixed-Asset Target Allocation Conservative Funds Index		9.01	6.61	5.86

1
Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Scott Wolle	Portfolio Manager (lead)	2011

Mark Ahnrud	Portfolio Manager	2011

John Burrello	Portfolio Manager	2020

Chris Devine	Portfolio Manager	2011

Scott Hixon	Portfolio Manager	2011

Christian Ulrich	Portfolio Manager	2011

Portfolio Manager	Title	Length of Service on the Fund
Peter Hubbard	Portfolio Manager	2011

The Sub-Adviser supports the indexing approach described in this Prospectus.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
6        Invesco Multi-Asset Income Fund

Shares of the Fund, other than Class R5 or Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 or Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to provide current income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund seeks to achieve its investment objective by actively allocating assets across multiple income producing asset classes and strategies. The Adviser’s GAA Team employs risk balancing strategies intended to manage interest rate, equity and credit risk to seek to create a balanced risk profile for the Fund. The GAA Team implements the Fund’s investment strategy and tactically adjusts the Fund’s portfolio through direct investments, including derivative and hybrid derivative-type instruments, as well as through affiliated and unaffiliated open-end investment companies, including ETFs, and closed-end investment companies. The Adviser expects this strategy to provide protection during periods of economic stress while seeking to meet the Fund’s investment objective.
The Fund invests in high income producing asset classes and government bonds. The high income producing asset classes in which the Fund invests are those that are expected to provide income and which the GAA Team believes will increase in value during periods of economic strength. These asset classes include non-investment grade (high yield or “junk”) debt, emerging markets debt, dividend producing equities, securities of real estate and real estate-related issuers (including mortgage REITs, equity REITs, and equity securities of global companies principally engaged in the real estate industry), preferred equities, MLPs and floating rate debt securities and loans. The Fund may also obtain exposure to the foregoing asset classes through ELNs, including through ELNs on ETFs. ELNs are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities and a related equity derivative, such as a put or call option, in a single note form. The Fund may engage in all types of ELNs, including those that: (1) provide for protection of the Fund’s principal in exchange for limited participation in the appreciation of the underlying securities, and (2) do not provide for such protection and subject the Fund to the risk of loss of the Fund’s principal investment. ELNs can provide the Fund with an efficient investment tool that may be less expensive than investing directly in the underlying securities and the related equity derivative. The Fund also invests in government bonds that are expected to provide income and which the GAA Team believes will increase in value during periods of economic stress. The GAA Team determines how to allocate the portfolio among the different asset classes based on yield, liquidity, risk, correlation and tax treatment.
The Fund’s high yield debt investments primarily consist of debt securities of U.S. issuers that are determined to be below investment grade quality. These types of securities are commonly known as “junk bonds.” Investment grade securities are: (i) securities rated BBB- or higher by S&P or Baa3 or higher by Moody’s or an equivalent rating by another NRSRO, (ii)securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. The Fund invests principally in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the Adviser. The Fund may also invest in debt securities of foreign issuers that are determined to be below investment grade quality. The Fund can use derivative instruments, such as credit default swaps, credit default index swaps and ELNs, to manage its exposure to high yield debt investments. The Fund also may invest in Rule 144A private placement securities. There is no requirement with respect to the maturity or duration of high yield debt securities in which the Fund may invest.
The Fund’s emerging market debt exposure may include investments in U.S. dollar-denominated government bonds that comprise the EM Index. The Fund may also obtain exposure to emerging market debt by investing in sovereign, quasi-sovereign, corporate and supranational bonds that are not
7        Invesco Multi-Asset Income Fund

included in the EM Index. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or whose majority investor is a foreign government. Supranational bonds are bonds issued by an international organization designated or supported by two or more governmental entities and designed to promote economic reconstruction, development or international banking institutions. When utilizing an indexing approach, the Fund will generally invest in all of the securities in the EM Index in their approximate weightings. However, where it may not be possible or practicable to purchase all of those securities in those same weightings, the Fund may utilize a “sampling” methodology to seek to track the performance of the EM Index. The EM Index measures potential returns of a theoretical portfolio of liquid emerging market U.S. dollar-denominated government bonds. The EM Index is primarily comprised of securities from each of the emerging market countries set forth below that (i) are denominated in U.S. dollars, (ii) are sovereign bonds, (iii) have a least three years to maturity at the time of rebalancing, (iv) have an outstanding float of at least $500 million or greater at the time of rebalancing; and (v) have a fixed coupon bond. As of December 31, 2020, the EM Index has determined the following to be emerging market countries: Angola, Argentina, Bahrain, Brazil, Chile, China, Colombia, Costa Rica, Croatia, Dominican Republic, Ecuador, Egypt, El Salvador, Hungary, India, Indonesia, Jordan, Kazakhstan, Kenya, Lebanon, Lithuania, Malaysia, Mexico, Mongolia, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, the Philippines, Poland, Qatar, Romania, Russia, Saudi Arabia, South Africa, Sri Lanka, Turkey, Ukraine and the United Arab Emirates; however, this universe of countries may change in accordance with Deutsche Bank Securities Inc.’s determination of eligible emerging market countries and there is no assurance that a particular country will be represented in the EM Index at any given time. Although the Fund may utilize an indexing approach, there is no requirement with respect to the maturity or duration of the emerging markets debt securities in which the Fund may invest. The Fund can also invest in credit linked notes, ELNs and derivative instruments such as credit default index swaps to manage its exposure to emerging markets debt investments. The Fund is not required to invest in the securities comprising the EM Index, and may change the index it seeks to track with respect to its emerging markets debt investments, if any, in the future.
The Fund’s preferred equity exposure may include investments in fixed rate U.S. dollar-denominated preferred securities that comprise the Preferred Equity Index. When utilizing an indexing approach, the Fund will generally invest in all of the securities in the Preferred Equity Index in their approximate weightings. However, where it may not be possible or practicable to purchase all of those securities in those same weightings, the Fund may utilize a “sampling” methodology to seek to track the performance of the Preferred Equity Index. The Preferred Equity Index is a market capitalization-weighted index designed to reflect the total return performance of the fixed rate U.S. dollar-denominated preferred securities market. The Preferred Equity Index includes traditional preferred securities and other preferred securities, including those issued by foreign companies in the form of American Depositary Shares/Receipts. Securities qualifying for the Preferred Equity Index must have an investment grade rating (based on an average of Moody’s, S&P and Fitch Ratings, Inc. (Fitch)) and must have an investment grade rated country of risk (based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings) at the time of rebalancing. Securities must also be issued as public securities or Rule 144A securities, must have a fixed coupon or dividend schedule, and must have a minimum $100 million outstanding to be eligible for inclusion in the Preferred Equity Index. The Fund may also invest in floating rate U.S. dollar-denominated preferred securities. The Fund is not required to invest in the securities comprising the Preferred Equity Index, and may change the index it seeks to track with respect to its preferred equity investments, if any, in the future.
A “sampling” methodology means that the portfolio management team uses a quantitative analysis to select securities from the EM Index or Preferred Equity Index universe, as applicable, to obtain a representative sample of securities that have, in the aggregate, investment characteristics similar to such index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration, industry weightings, market capitalization, return variability, earnings valuation, yield and other financial characteristics of securities. When employing a sampling methodology, the portfolio management team bases the quantity of holdings in the Indexed Assets on a number of factors, including asset size of the Indexed Assets, and generally expects the Indexed Assets to hold less than the total number of securities in the relevant index. However, when utilizing an indexing approach, the portfolio management team reserves the right to invest the Indexed Assets in as many securities as it believes necessary to achieve the Fund’s investment objective. There also may be instances when utilizing an indexing approach in which the portfolio management team may choose to (i) overweight or underweight a component of the EM Index or Preferred Equity Index, as applicable, (ii) purchase securities not contained in the EM Index or Preferred Equity Index that the portfolio management team believes are appropriate to substitute for certain components of such index, or (iii) utilize various combinations of other available investment techniques in seeking to track the EM Index or Preferred Equity Index. The Fund may sell securities included in an index in anticipation of their removal from the index, or purchase securities not included in an index in anticipation of their addition to the index.
The Fund’s exposure to real estate and real estate-related issuers may include investments in equity securities of global companies principally engaged in the real estate industry, and mortgage REITs and equity REITs. The Fund may also obtain exposure to real estate and real estate-related issuers through ELNs. The Fund may also invest in mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years.
The Fund also can make investments in the securities of MLPs. The MLPs in which the Fund invests are publicly traded partnerships or limited liability companies engaged, among other things, in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. MLPs are partnerships the interests of which are registered with the Securities and Exchange Commission and are able to trade on public securities exchanges like shares of a corporation. The Fund may invest in securities of MLPs of all capitalization sizes. The Fund may also invest in ETNs and ELNs that provide exposure to MLPs. ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market, benchmark or strategy factor.
The Fund also can make investments in (i) senior secured floating rate loans made by banks and other lending institutions, (ii) senior secured floating rate debt instruments, (iii) unsecured bank loans, and (iv) secured and unsecured notes and bonds. The floating rate loans and floating rate debt securities may be rated below investment grade. Some of the floating rate loans and debt securities in which the Fund may invest will be considered illiquid.
The Fund’s government bond exposure includes investments in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. These securities include: (1) U.S. Treasury obligations (including the principal components or the interest components issued by the U.S. Government under the i.e. STRIPS); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The Fund also may invest in securities issued by foreign governments. The Fund also may use treasury futures (including U.S. Government and foreign government bond futures) and options on treasury futures (including U.S. Government and foreign
8        Invesco Multi-Asset Income Fund

government bond futures) to adjust the duration of the portfolio of government bonds.
The Fund may invest in securities or loans of issuers located in foreign countries, all of which may be securities or loans of issuers located in emerging markets countries, i.e., those that are in the early stages of their industrial cycles. The Fund’s securities can be denominated in either U.S. dollars or foreign currencies. The Fund uses the following criteria to determine whether an issuer is in an emerging markets country: (1) it is organized under the laws of an emerging markets country; (2) it has a principal office in an emerging markets country; (3) it derives 50% or more of its total revenues from business in an emerging markets country; or (4) its securities are trading principally on a security exchange, or in an over-the-counter market, in an emerging markets country.
The Fund can use derivative instruments for risk management, portfolio management, earning income, managing (increasing or decreasing) target duration, gaining or reducing exposure to a particular asset class or hedging its exposure to non-U.S. currencies. The Fund’s use of derivatives will involve the purchase and sale of treasury futures (including U.S. Government and foreign government bond futures), equity index futures, options on treasury futures, options (including equity options), interest rate swaps, credit default index swaps, credit default swaps, forward foreign currency contracts and other related instruments and techniques. The Fund’s investments in certain derivatives may create leveraged exposure to certain fixed income markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund holds long and short positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset.
The Fund may hold significant levels of cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivatives transactions.
The Fund’s portfolio managers consider selling a security or other investment, or covering a short position, (1) for risk control purposes, (2) when its income or potential for return deteriorates or (3) when it otherwise no longer meets Invesco’s investment selection criteria.
In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. Similarly, the portions of the Fund’s assets that are managed pursuant to an indexing approach and the portions of the Fund’s assets that are actively managed also vary from time to time. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Fund and Its Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk . The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Debt Securities Risk . The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
High Yield Debt Securities (Junk Bond) Risk. The Fund’s investments in high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.
Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and, in some cases, foreign currency risk. In the case of a credit linked note that is “funded,” the par amount of the security will represent the maximum loss that could be
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incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security. Credit linked notes may be less liquid than other investments and therefore harder to dispose of at the desired time and price. In addition, credit linked notes may be leveraged and, as a result, small changes in the value of the underlying reference obligation may produce disproportionate losses to the Fund.
Bank Loan Risk. There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.
The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. If the borrower defaults on its obligation to pay, there is the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.
Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates. The interest income generated by a portfolio of senior loans is often determined by a fixed credit spread over the London Interbank Offered Rate (LIBOR).
Dividend Paying Security Risk. As a group, securities that pay high dividends can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of such companies and the capital resources available for such companies' dividend payments may affect the Fund. In addition, the value of dividend-paying common stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors. This risk may be greater to the current period of historically low interest rates.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Fund’s transaction costs and potentially lower the Fund’s performance returns.
LIBOR Transition Risk. . The Fund invests in financial instruments that utilize the London Interbank Offered Rate (LIBOR) as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is currently anticipated that LIBOR will cease to be published after that time, although there are initiatives underway for the discontinuation to be extended beyond 2021 for certain LIBOR rates. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate (e.g., the Secured Overnight Financing Rate (SOFR), which is intended to replace the U.S. dollar LIBOR) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; increased difficulty in borrowing or refinancing and diminished effectiveness of any applicable hedging strategies against instruments whose terms currently include LIBOR; and/or costs incurred in connection with temporary borrowings and closing out positions and entering into new agreements. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.
Preferred Securities Risk . Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Restricted Securities Risk . Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Fund may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.
Equity Linked Notes Risk. Investments in ELNs are susceptible to the risks of their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund's entire principal investment. An ELN investment is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund may not be repaid the principal amount of, or income from, its investment. ELNs may also be less liquid than more traditional investments and the Fund may be unable to sell ELNs at a desirable time or price. In addition, the price of ELNs may not correlate with the underlying securities or a fixed income investment.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for the Fund than mutual funds that do not use derivative instruments or that use derivative instruments to a lesser extent than the Fund to implement their investment strategies.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties
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are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
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Regulatory Risk. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. The SEC has adopted new regulations related to the use of derivatives and related instruments by registered investment companies. These regulations may limit the Fund’s ability to engage in derivatives transactions and may result in increased costs or require the Fund to modify its investment strategies.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Short Position Risk. The Fund will incur a loss on a short position if the price of the asset sold short increases from the short sale price. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. Short sales are speculative transactions and involve greater reliance on the investment adviser’s ability to accurately anticipate the future value of an asset or markets in general. Any gain on a short position is decreased, and any loss is increased, by the amount of any payment, dividend, interest or other transaction costs that the Fund may be required to pay with respect to the asset sold short. The counterparty to a short position or market factors, such as a sharp increase in prices, may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, both positions may decline simultaneously, in which case the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
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Foreign Government Debt Risk . Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Currency Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code. The Fund treats foreign currency gains as qualifying income. You should be aware, however, that the U.S. Treasury Department has statutory authority to issue regulations excluding from the definition of qualifying income foreign currency gains not directly related to the Fund’s business of investing in securities (e.g., for purposes other than hedging the Fund’s exposure to foreign currencies). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, may result in the Fund being unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or other action. Additionally, the Internal Revenue Service (IRS) has not issued any guidance on how to apply the asset diversification test to foreign currency positions. Any determination by the IRS as to how to do so might differ from that of the Fund and may result in the Fund paying additional tax or the Fund’s failure to qualify as a regulated investment company. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The lack of guidance provided by the IRS may be taken into account in determining whether any such failure is due to reasonable cause and not willful neglect. For more information, please see the “Dividends, Distributions and Tax Matters — Tax Matters— Tax Treatment of Portfolio Transactions—Foreign currency transactions” section in the Fund’s SAI.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries have material limitations on
Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging markets countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Emerging markets countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investments, but nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund. When the Fund invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the exchange-traded note. For certain exchange-traded notes, there may be restrictions on the Fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Investment Companies Risk. When the Fund invests in other investment companies, it will bear additional expenses based on its pro rata share of
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the other investment company’s operating expenses, which could result in the duplication of certain fees, including management and administrative fees. The risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds.
Indexing Risk. Certain portions of the Fund’s assets are managed pursuant to an indexing approach (Indexed Assets) and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the Indexed Assets. Ordinarily, the Fund will not sell portfolio securities of the Indexed Assets except to reflect additions or deletions of the securities that comprise the index the Fund seeks to track with respect to the Indexed Assets (Underlying Index), or as may be necessary to raise cash to pay Fund shareholders who redeem Fund shares. As such, the Indexed Assets, and therefore the Fund, will be negatively affected by declines in the securities represented by the Underlying Index.
There is no guarantee, however, that the Fund will be able to correlate the performance of the Indexed Assets with that of the Underlying Index because the Fund’s ability to correlate performance of the Indexed Assets, before expenses, may be affected by many factors, including, but not limited to, the manner in which the Underlying Index is calculated; the differences between the securities held in the Indexed Assets and those included in the Underlying Index; transaction costs; pricing differences; fees and expenses incurred by the Fund, but are not incurred by the Underlying Index; and the Fund’s holding of cash. This risk may be heightened during times of market volatility or other unusual market conditions.
Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on companies in the financial services sector which could adversely affect the profitability of such companies. Financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them especially vulnerable to unstable economic conditions.
Non-Correlation Risk. The return of the Fund’s assets managed pursuant to an indexing approach (Indexed Assets) may not match the return of the index the Fund seeks to track with respect to the Indexed Assets (Underlying Index) for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing securities holdings to reflect changes in the Underlying Index. In addition, the performance of the Indexed Assets and the Underlying Index may vary due to asset valuation differences and differences between the Indexed Assets and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Sampling Risk. The Fund’s use of a sampling methodology with respect to assets managed pursuant to an indexing approach (Indexed Assets) may result in the Indexed Assets including a smaller number of securities than are in the index the Fund seeks to track with respect to the Indexed Assets (Underlying Index), and in the Indexed Assets including securities that are not included in the Underlying Index. As a result, an adverse development to an issuer of securities included in the Indexed Assets could result in a greater decline in the Fund’s NAV than would be the case if all of the securities in the Underlying Index were included in the Indexed Assets. The Fund’s use of a sampling methodology may also include the risk that the Indexed Assets may not track the return of the Underlying Index as well as they would have if the Indexed Assets included all of the securities in the Underlying Index. To the extent the assets in the Indexed Assets are smaller, these risks will be greater.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the mortgage- and asset-backed securities, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall and would make the mortgage- and asset-backed securities more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately-issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
MLP Risk. The Fund invests in securities of MLPs, which are subject to the following risks:
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Limited Partner Risk. An MLP is a public limited partnership or a limited liability company taxed as a partnership under the Code. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder
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of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP.
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Equity Securities Risk. Investment in MLPs involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, dilution risks and cash flow risks. MLP common units can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. In the event of liquidation, common unit holders are intended to have a preference to the remaining assets of the issuer over holders of subordinated units. Subordinated units generally do not provide arrearage rights.
■
Liquidity Risk. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid or trade less frequently than conventional publicly traded securities, and therefore more difficult to trade at desirable times and/or prices. Where certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times and it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. This may affect adversely the Fund’s ability to make dividend distributions.
■
Interest Rate Risk. MLPs generally are considered interest-rate sensitive investments and, accordingly, during periods of interest rate volatility these investments may not provide attractive returns.
■
General Partner Risk. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.
Additionally, if the Fund were to invest more than 25% of its total assets in MLPs that are taxed as partnerships this could cause the Fund to lose its status as a regulated investment company under Subchapter M of the Code.
MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being classified as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. This classification would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.
MLPs taxed as partnerships file a partnership tax return for U.S. federal, state and local income tax purposes and communicate to each investor in such MLP the investor’s allocable share of the MLP’s income, gains, losses, deductions and expenses via a “Schedule K-1.” Each year, the Fund will send you an annual tax statement (Form 1099) to assist you in completing your federal, state and local tax returns. An MLP might need to amend its partnership tax return and, in turn, send amended Schedules K-1 to investors in the MLP, such as the Fund. When necessary, the Fund will send you a corrected Form 1099 to reflect Schedule K-1 information reclassified by an MLP, which could, in turn, require you to amend your federal, state or local tax returns.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Active Trading Risk . Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term, which are taxed at a higher rate than long term gains.
Management Risk. Certain portions of the Fund’s assets are actively managed and depend heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers: Invesco Capital Management LLC (Invesco Capital) serves as the Fund’s investment sub-adviser and supports the indexing approach described in this Prospectus. Invesco Capital, an affiliate of the Adviser, incorporated in 2003, is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. Invesco Capital is a registered investment adviser that serves as the investment adviser to the Invesco family of ETFs, with combined assets under management of more than $136.6 billion as of December 31, 2020. Invesco Capital is responsible for day-to-day management of a portion of the Fund’s assets, including investment
14        Invesco Multi-Asset Income Fund

decisions and the execution of securities transactions with respect to that portion of the Fund’s assets.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.35% of the Fund's average daily net assets, after fee waivers and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Capital.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■
Scott Wolle (lead manager), Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1999.
■
Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.
■
John Burrello, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2012.
■
Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1998.
■
Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1994.
■
Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.
The following individual is responsible for the day-to-day management of a portion of the Fund’s assets.
■
Peter Hubbard, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco Capital and/or its affiliates since 2005.
The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, asset class allocations and other portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, monthly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Disclaimers
ICE BofA Core Fixed Rate Preferred Securities Index
Source ICE Data Indices, LLC is used with permission. ICE® is a trademark of ICE Data Indices, LLC or its affiliates, and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”) and may not be used without BofAML’s prior written approval. These trademarks have been licensed, along with the ICE BofA Core Fixed Rate Preferred Securities IndexSM for use by Invesco Advisers, Inc. on behalf of the Invesco Multi-Asset Income Fund which is not issued, sponsored, endorsed or promoted by ICE Data Indices, LLC, its affiliates, nor their third-party suppliers (together, “ICE Data”).
ICE DATA MAKE NO REPRESENTATION, EXPRESS OR IMPLIED, REGARDING THE ADVISABLITY OF INVESTING IN THE INVESCO MULTI-ASSET INCOME FUND OR THE ICE DATA CORE FIXED RATE PREFERRED SECURITIES INDEXSM AND DO NOT GUARANTEE THE QUALITY,
15        Invesco Multi-Asset Income Fund

ACCURACY TIMELINESS AND/OR COMPLETENESS OF THE ICE DATA CORE FIXED RATE PREFERRED SECURITIES INDEXSM, INDEX VALUES OR ANY INDEX RELATED DATA INCLUDED HEREIN PROVIDED HEREWITH OR DERIVED THEREFROM AND ASSUME NO LIABILITY IN CONNECTION WITH THEM OR THEIR USE.
As the index provider, ICE Data is licensing certain trademarks, the ICE Data Core Fixed Rate Preferred Securities IndexSM and trade names which are composed by ICE Data without regard to Invesco Advisers, Inc., the Invesco Multi-Asset Income Fund or any investor. ICE Data and its affiliates do not provide investment advice to Invesco Advisers, Inc. or the Invesco Multi-Asset Income Fund and are not responsible for the performance of Invesco Multi-Asset Income Fund.
DBIQ Emerging Markets USD Liquid Balanced Index
“Deutsche Bank” and “DBIQ Emerging Markets USD Liquid Balanced IndexSM” are reprinted with permission. © Copyright 2015 Deutsche Bank AG. All rights reserved. “Deutsche Bank” and “DBIQ Emerging Markets USD Liquid Balanced IndexSM” are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by Invesco Multi-Asset Income Fund. The product is not sponsored, endorsed, sold or promoted by Deutsche Bank AG or any of its affiliates or subsidiaries. Deutsche Bank AG and Deutsche Bank Securities Inc., as Index Provider, make no representation, express or implied, regarding the advisability of investing in this product. As the Index Provider, Deutsche Bank AG and Deutsche Bank Securities Inc. are licensing certain trademarks, the underlying Index and trade names which are composed by Deutsche Bank AG and Deutsche Bank Securities Inc. without regard to this Index, this product or any investor.
16        Invesco Multi-Asset Income Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/20	$ 10.79	$ 0.58	$ (1.55)	$ (0.97)	$ (0.56)	$ —	$ (0.56)	$ 9.26	(8.97)%(d)	$ 1,209,154	0.82%(d)(e)	0.92%(d)(e)	6.13%(d)(e)	117%
Year ended 10/31/19	10.07	0.55	0.74	1.29	(0.57)	—	(0.57)	10.79	13.18	188,655	0.84	0.97	5.21	76
Year ended 10/31/18	11.01	0.51	(0.84)	(0.33)	(0.52)	(0.09)	(0.61)	10.07	(3.13)	131,971	0.85	1.00	4.76	59
Year ended 10/31/17	10.51	0.49	0.50	0.99	(0.49)	—	(0.49)	11.01	9.64	191,395	0.86	1.06	4.53	40
Year ended 10/31/16	10.09	0.47	0.45	0.92	(0.50)	—	(0.50)	10.51	9.44	91,585	1.04	1.28	4.60	101

Class C
Year ended 10/31/20	10.78	0.51	(1.54)	(1.03)	(0.49)	—	(0.49)	9.26	(9.58)	210,967	1.59(e)	1.69(e)	5.36(e)	117
Year ended 10/31/19	10.06	0.47	0.74	1.21	(0.49)	—	(0.49)	10.78	12.35	118,619	1.59	1.72	4.46	76
Year ended 10/31/18	11.00	0.43	(0.84)	(0.41)	(0.44)	(0.09)	(0.53)	10.06	(3.87)	85,370	1.60	1.75	4.01	59
Year ended 10/31/17	10.50	0.41	0.50	0.91	(0.41)	—	(0.41)	11.00	8.83	74,211	1.61	1.81	3.78	40
Year ended 10/31/16	10.08	0.39	0.45	0.84	(0.42)	—	(0.42)	10.50	8.62	24,238	1.79	2.03	3.85	101

Class R
Year ended 10/31/20	10.78	0.55	(1.52)	(0.97)	(0.54)	—	(0.54)	9.27	(9.02)	55,930	1.09(e)	1.19(e)	5.86(e)	117
Year ended 10/31/19	10.07	0.52	0.74	1.26	(0.55)	—	(0.55)	10.78	12.80	5,202	1.09	1.22	4.96	76
Year ended 10/31/18	11.01	0.48	(0.84)	(0.36)	(0.49)	(0.09)	(0.58)	10.07	(3.38)	2,220	1.10	1.25	4.51	59
Year ended 10/31/17	10.51	0.46	0.50	0.96	(0.46)	—	(0.46)	11.01	9.37	1,608	1.11	1.31	4.28	40
Year ended 10/31/16	10.08	0.44	0.46	0.90	(0.47)	—	(0.47)	10.51	9.28	538	1.29	1.53	4.35	101

Class Y
Year ended 10/31/20	10.79	0.62	(1.55)	(0.93)	(0.59)	—	(0.59)	9.27	(8.65)	360,565	0.59(e)	0.69(e)	6.36(e)	117
Year ended 10/31/19	10.07	0.57	0.75	1.32	(0.60)	—	(0.60)	10.79	13.47	397,303	0.59	0.72	5.46	76
Year ended 10/31/18	11.01	0.53	(0.83)	(0.30)	(0.55)	(0.09)	(0.64)	10.07	(2.89)	288,116	0.60	0.75	5.01	59
Year ended 10/31/17	10.51	0.52	0.50	1.02	(0.52)	—	(0.52)	11.01	9.91	328,798	0.61	0.81	4.78	40
Year ended 10/31/16	10.09	0.50	0.44	0.94	(0.52)	—	(0.52)	10.51	9.71	31,049	0.79	1.03	4.85	101

Class R5
Year ended 10/31/20	10.79	0.62	(1.55)	(0.93)	(0.59)	—	(0.59)	9.27	(8.63)	85	0.59(e)	0.63(e)	6.36(e)	117
Year ended 10/31/19	10.08	0.57	0.74	1.31	(0.60)	—	(0.60)	10.79	13.35	104	0.59	0.68	5.46	76
Year ended 10/31/18	11.01	0.53	(0.82)	(0.29)	(0.55)	(0.09)	(0.64)	10.08	(2.79)	150	0.60	0.69	5.01	59
Year ended 10/31/17	10.52	0.52	0.49	1.01	(0.52)	—	(0.52)	11.01	9.81	30	0.61	0.72	4.78	40
Year ended 10/31/16	10.09	0.50	0.45	0.95	(0.52)	—	(0.52)	10.52	9.82	19	0.79	0.90	4.85	101

Class R6
Year ended 10/31/20	10.79	0.62	(1.55)	(0.93)	(0.59)	—	(0.59)	9.27	(8.59)	65,618	0.53(e)	0.54(e)	6.42(e)	117
Year ended 10/31/19	10.07	0.57	0.75	1.32	(0.60)	—	(0.60)	10.79	13.47	59,569	0.59	0.60	5.46	76
Year ended 10/31/18	11.01	0.53	(0.83)	(0.30)	(0.55)	(0.09)	(0.64)	10.07	(2.89)	53,904	0.60	0.63	5.01	59
Year ended 10/31/17	10.51	0.52	0.50	1.02	(0.52)	—	(0.52)	11.01	9.91	61,077	0.61	0.69	4.78	40
Year ended 10/31/16	10.09	0.49	0.45	0.94	(0.52)	—	(0.52)	10.51	9.71	49,388	0.79	0.90	4.85	101

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $1,279,950,104 in connection with the acquisition of Invesco Oppenheimer Capital Income Fund and Invesco Oppenheimer Global Multi-Asset Income Fund
into the Fund.

(d)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% for Class A for the year ended October 31, 2020.
(e)
Ratios are based on average daily net assets (000’s omitted) of $760,084, $183,670, $33,313, $421,957, $84 and $65,634 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

17        Invesco Multi-Asset Income Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■
Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
■
Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

■
Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
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Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Multi-Asset Income Fund SEC 1940 Act file number: 811-05426

invesco.com/us	MAIN-PRO-1

Prospectus
February 22, 2021
Class: A (TGRAX), C (TGRCX), R (TGRRX), Y (TGRDX), R5 (TGRSX), R6 (TGRUX)

Invesco Pacific Growth Fund
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
■
is not FDIC insured;
■
may lose value; and
■
is not guaranteed by a bank.

        Invesco Pacific Growth Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%

Distribution and/or Service (12b-1) Fees	0.25	0.89	0.50	None	None	None

Other Expenses	0.41	0.41	0.41	0.41	0.39	0.39

Total Annual Fund Operating Expenses	1.53	2.17	1.78	1.28	1.26	1.26

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	697$	1,007$	1,338$	2,273$

Class C	320$	679$	1,164$	2,341$

Class R	181$	560$	964$	2,095$

Class Y	130$	406$	702$	1,545$

Class R5	128$	400$	692$	1,523$

Class R6	128$	400$	692$	1,523$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	697$	1,007$	1,338$	2,273$

Class C	220$	679$	1,164$	2,341$

Class R	181$	560$	964$	2,095$

Class Y	130$	406$	702$	1,545$

Class R5	128$	400$	692$	1,523$

Class R6	128$	400$	692$	1,523$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers in the Pacific region excluding Japan, and in other instruments that have economic characteristics similar to such securities. The Fund uses various criteria to determine whether an issuer is in the Pacific region, including whether (1) it is organized under the laws of a country in the Pacific region, (2) it has a principal office in a country in the Pacific region, (3) it derives 50% or more of its total revenues from business in the Pacific region, or (4) its securities are trading principally on a security exchange, or in an over-the-counter market, in a country in the Pacific region.
The Fund invests primarily in equity securities and depositary receipts. The principal types of equity securities in which the Fund invests are common and preferred stocks. The Fund's common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
The Fund may invest in the securities of issuers of all capitalization sizes and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund may also invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments including forward foreign currency contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
In selecting securities to buy and sell, the Fund’s portfolio manager will apply an actively managed bottom-up fundamental analysis with a ‘sustainable value’ investment style. This means that the portfolio manager focuses on acquiring companies the portfolio manager believes have sustainable leadership positions and competitive advantages when they trade at a discount to their fair value. In the security selection process, the portfolio manager will consider three main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), and earnings growth.
The portfolio manager will consider whether to sell a particular security when the portfolio manager loses confidence in the issuer’s management, or the issuer shows an inability to sustain clear industry leadership or competitive advantages (market share, technology, scale, etc.) or potential to become a leader in the industry.
1        Invesco Pacific Growth Fund

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Asia Pacific Region Risk (ex-Japan). The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility.
Investments in companies located or operating in China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of China; and
China’s dependency on the economies of other Asian countries, many of which are developing countries. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations, and clearing and settlement risks. The inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than
2        Invesco Pacific Growth Fund

customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The Fund measures the market capitalization of an issuer at the time of investment.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Issuer Focus Risk. Although the Fund is a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund's exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund's shares.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market/style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
The returns for Class R5 shares shown prior to May 20, 2011 are those of the Class A shares of the Fund. The returns for Class R6 shares shown prior to April 4, 2017 are those of the Class A shares of the Fund. Class R5 and Class R6 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	June 30, 2020	23.13%
Worst Quarter	September 30, 2011	-20.33%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	7/28/1997	23.08%	11.31%	6.30%
Return After Taxes on Distributions		22.79	10.41	5.85
Return After Taxes on Distributions and Sale of Fund Shares		14.03	8.82	5.01

Class C	7/28/1997	28.40	11.78	6.29

Class R	3/31/2008	29.88	12.30	6.64

Class Y	7/28/1997	30.55	12.86	7.18

Class R5	5/23/2011	30.57	12.93	[1]7.27

Class R6	4/4/2017	30.62	[1]12.83	[1]7.03

MSCI All Country Asia ex Japan Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		25.02	13.58	6.50

Lipper Pacific ex-Japan Funds Index		37.38	14.06	7.33

1
Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
3        Invesco Pacific Growth Fund

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Investment Sub-Adviser: Invesco Hong Kong Limited

Portfolio Manager	Title	Length of Service on the Fund
Mike Shiao	Portfolio Manager	2019

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers in the Pacific region excluding Japan, and in other instruments that have economic characteristics similar to such securities. The Fund uses various criteria to determine whether an issuer is in the Pacific region, including whether (1) it is organized under the laws of a country in the Pacific region, (2) it has a principal office in a country in the Pacific region, (3) it derives 50% or more of its total revenues from business in the Pacific region, or (4) its securities are trading principally on a security exchange, or in an over-the-counter market, in a country in the Pacific region.
The Fund invests primarily in equity securities and depositary receipts. The principal types of equity securities in which the Fund invests are common and preferred stocks. The Fund's common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund may invest in the securities of issuers of all capitalization sizes and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
The Fund may also invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund had invested, as of the date of the reports.
The Fund can invest in derivative instruments including forward foreign currency contracts.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
In selecting securities to buy and sell, the Fund’s portfolio manager will apply an actively managed bottom-up fundamental analysis with a ‘sustainable value’ investment style. This means that the portfolio manager focuses on acquiring companies the portfolio manager believes have sustainable leadership positions and competitive advantages when they trade at a discount to their fair value. In the security selection process, the portfolio manager will consider three main factors, including valuation,
4        Invesco Pacific Growth Fund

management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), and earnings growth.
The portfolio manager will consider whether to sell a particular security when the portfolio manager loses confidence in the issuer’s management, or the issuer shows an inability to sustain clear industry leadership or competitive advantages (market share, technology, scale, etc.) or potential to become a leader in the industry.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk . The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Geographic Focus Risk . The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability.
Asia Pacific Region Risk (ex-Japan). The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. In addition, the risks of expropriation and/or nationalization of assets, confiscatory taxation, and armed conflict as a result of religious, ethnic, socio-economic and/or political unrest may adversely affect the value of the Fund’s Asia Pacific investments.
Investments in companies located or operating in China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of China; and China’s dependency on the economies of other Asian countries, many of which are developing countries. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations, and clearing and settlement risks. The inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their
5        Invesco Pacific Growth Fund

equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the United States, as each country has recently imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging markets countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Emerging markets countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Small- and Mid-Capitalization Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
6        Invesco Pacific Growth Fund

The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-capitalization,” “mid-capitalization” or “large-capitalization” company may change over time as well. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio. That might cause the Fund to realize capital gains on an investment and could increase taxable distributions to shareholders. When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Preferred Securities Risk . Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Issuer Focus Risk. Although the Fund is a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund's exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund's shares.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Management Risk . The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available
7        Invesco Pacific Growth Fund

to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers: Invesco Hong Kong Limited (Invesco Hong Kong) serves as an investment sub-adviser of the Fund. Invesco Hong Kong, an affiliate of the Adviser, incorporated in 1972, is located at 41/F, Champion Tower, Three Garden Road, Central, Hong Kong. Invesco Hong Kong is an investment adviser which offers funds encompassing equity, bond, balanced and money market vehicles to retail investors. The funds are distributed through most of the major financial institutions, including retail and private banks and insurance companies. Apart from the retail business, Invesco Hong Kong manages assets for institutions ranging from public funds and pension funds to institutional working capital. Invesco Hong Kong provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.87% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Manager
Investment management decisions for the Fund are made by the investment management team at Invesco Hong Kong.
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
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Mike Shiao, Portfolio Manager, who has been responsible for the Fund since 2019, and has been associated with Invesco Hong Kong and/or its affiliates since 2002.
More information on the portfolio manager may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a Contingent Deferred Sales Charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
8        Invesco Pacific Growth Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/20	$ 29.26	$ 0.02	$ 8.10	$ 8.12	$ —	$ (2.41)	$ (2.41)	$ 34.97	29.77%	$ 70,782	1.53%(d)	1.53%(d)	0.08%(d)	61%
Year ended 10/31/19	29.27	0.04	2.13	2.17	(0.22)	(1.96)	(2.18)	29.26	8.20	61,484	1.58	1.58	0.14	116
Year ended 10/31/18	33.63	0.28(e)	(4.64)	(4.36)	—	—	—	29.27	(12.97)(f)	65,057	1.54(f)	1.54(f)	0.82(e)(f)	54
Year ended 10/31/17	26.31	(0.09)	7.46	7.37	(0.05)	—	(0.05)	33.63	28.09	80,319	1.75	1.75	(0.32)	59
Year ended 10/31/16	24.03	0.04	2.24	2.28	—	—	—	26.31	9.49	65,107	1.64	1.64	0.17	31

Class C
Year ended 10/31/20	26.69	(0.15)	7.32	7.17	—	(2.41)	(2.41)	31.45	29.02(g)	3,358	2.17(d)(g)	2.17(d)(g)	(0.56)(d)(g)	61
Year ended 10/31/19	26.86	(0.16)	1.95	1.79	—	(1.96)	(1.96)	26.69	7.38(g)	2,949	2.28(g)	2.28(g)	(0.56)(g)	116
Year ended 10/31/18	31.09	0.02(e)	(4.25)	(4.23)	—	—	—	26.86	(13.60)	6,080	2.30	2.30	0.06(e)	54
Year ended 10/31/17	24.46	(0.28)	6.91	6.63	—	—	—	31.09	27.11(g)	5,535	2.49(g)	2.49(g)	(1.06)(g)	59
Year ended 10/31/16	22.50	(0.13)	2.09	1.96	—	—	—	24.46	8.71(g)	4,477	2.37(g)	2.37(g)	(0.56)(g)	31

Class R
Year ended 10/31/20	28.83	(0.05)	7.95	7.90	—	(2.41)	(2.41)	34.32	29.43	760	1.78(d)	1.78(d)	(0.17)(d)	61
Year ended 10/31/19	28.86	(0.03)	2.10	2.07	(0.14)	(1.96)	(2.10)	28.83	7.95	424	1.84	1.84	(0.12)	116
Year ended 10/31/18	33.24	0.19(e)	(4.57)	(4.38)	—	—	—	28.86	(13.18)	409	1.80	1.80	0.56(e)	54
Year ended 10/31/17	26.02	(0.16)	7.38	7.22	—	—	—	33.24	27.75	283	2.00	2.00	(0.57)	59
Year ended 10/31/16	23.82	(0.02)	2.22	2.20	—	—	—	26.02	9.24	242	1.89	1.89	(0.08)	31

Class Y
Year ended 10/31/20	29.88	0.10	8.29	8.39	—	(2.41)	(2.41)	35.86	30.08	14,546	1.28(d)	1.28(d)	0.33(d)	61
Year ended 10/31/19	29.88	0.11	2.16	2.27	(0.31)	(1.96)	(2.27)	29.88	8.42	8,228	1.34	1.34	0.38	116
Year ended 10/31/18	34.24	0.37(e)	(4.73)	(4.36)	—	—	—	29.88	(12.73)	13,911	1.30	1.30	1.06(e)	54
Year ended 10/31/17	26.79	(0.02)	7.59	7.57	(0.12)	—	(0.12)	34.24	28.43	18,505	1.50	1.50	(0.07)	59
Year ended 10/31/16	24.41	0.11	2.27	2.38	—	—	—	26.79	9.75	10,501	1.39	1.39	0.42	31

Class R5
Year ended 10/31/20	29.94	0.11	8.29	8.40	—	(2.41)	(2.41)	35.93	30.05	19	1.26(d)	1.26(d)	0.35(d)	61
Year ended 10/31/19	29.94	0.13	2.17	2.30	(0.34)	(1.96)	(2.30)	29.94	8.52	16	1.27	1.27	0.45	116
Year ended 10/31/18	34.29	0.40(e)	(4.75)	(4.35)	—	—	—	29.94	(12.69)	16	1.22	1.22	1.14(e)	54
Year ended 10/31/17	26.84	0.00	7.60	7.60	(0.15)	—	(0.15)	34.29	28.53	18	1.42	1.42	0.01	59
Year ended 10/31/16	24.42	0.13	2.29	2.42	—	—	—	26.84	9.91	14	1.28	1.28	0.53	31

Class R6
Year ended 10/31/20	29.93	0.11	8.31	8.42	—	(2.41)	(2.41)	35.94	30.13	729	1.26(d)	1.26(d)	0.35(d)	61
Year ended 10/31/19	29.94	0.13	2.16	2.29	(0.34)	(1.96)	(2.30)	29.93	8.48	1,174	1.27	1.27	0.45	116
Year ended 10/31/18	34.29	0.39(e)	(4.74)	(4.35)	—	—	—	29.94	(12.69)	5,091	1.22	1.22	1.14(e)	54
Period ended 10/31/17(h)	27.48	0.00	6.81	6.81	—	—	—	34.29	24.78	12	1.39(i)	1.39(i)	0.04(i)	59

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $63,627, $3,021, $600, $9,661, $16 and $801 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during year ended October 31, 2018. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.04 and 0.11%, $(0.22) and (0.65)%, $(0.05) and
(0.15)%, $0.13 and 0.35%, $0.16 and 0.43%, and $0.15 and 0.43% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended October 31, 2018.
(g)
The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.89%, 0.95%, 0.99% and 0.98% for the years ended October 31, 2020, 2019, 2017 and 2016, respectively.

(h)	Commencement date of April 04, 2017.
(i)	Annualized.
9        Invesco Pacific Growth Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■
You invest $10,000 in the Fund and hold it for the entire 10-year period;
■
Your investment has a 5% return before expenses each year;
■
Hypotheticals both with and without any applicable initial sales charge applied; and
■
There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(2.22%)	1.17%	4.68%	8.32%	12.07%	15.96%	19.99%	24.15%	28.46%	32.92%
End of Year Balance	$ 9,777.92	$ 10,117.21	$ 10,468.28	$ 10,831.52	$ 11,207.38	$ 11,596.27	$ 11,998.67	$ 12,415.02	$ 12,845.82	$ 13,291.57
Estimated Annual Expenses	$ 697.09	$ 152.20	$ 157.48	$ 162.94	$ 168.60	$ 174.45	$ 180.50	$ 186.76	$ 193.25	$ 199.95

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.47%	7.06%	10.78%	14.62%	18.60%	22.71%	26.97%	31.38%	35.93%	40.65%
End of Year Balance	$ 10,347.00	$ 10,706.04	$ 11,077.54	$ 11,461.93	$ 11,859.66	$ 12,271.19	$ 12,697.00	$ 13,137.59	$ 13,593.46	$ 14,065.15
Estimated Annual Expenses	$ 155.65	$ 161.06	$ 166.64	$ 172.43	$ 178.41	$ 184.60	$ 191.01	$ 197.63	$ 204.49	$ 211.59

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	1.53%	1.53%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.83%	5.74%	8.73%	11.81%	14.97%	18.23%	21.57%	25.01%	29.35%	33.84%
End of Year Balance	$ 10,283.00	$ 10,574.01	$ 10,873.25	$ 11,180.97	$ 11,497.39	$ 11,822.76	$ 12,157.35	$ 12,501.40	$ 12,935.20	$ 13,384.05
Estimated Annual Expenses	$ 220.07	$ 226.30	$ 232.70	$ 239.29	$ 246.06	$ 253.02	$ 260.18	$ 267.55	$ 194.59	$ 201.34

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.22%	6.54%	9.97%	13.52%	17.17%	20.94%	24.84%	28.86%	33.01%	37.29%
End of Year Balance	$ 10,322.00	$ 10,654.37	$ 10,997.44	$ 11,351.56	$ 11,717.08	$ 12,094.37	$ 12,483.81	$ 12,885.78	$ 13,300.71	$ 13,728.99
Estimated Annual Expenses	$ 180.87	$ 186.69	$ 192.70	$ 198.91	$ 205.31	$ 211.92	$ 218.75	$ 225.79	$ 233.06	$ 240.56

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.72%	7.58%	11.58%	15.73%	20.04%	24.50%	29.13%	33.94%	38.92%	44.09%
End of Year Balance	$ 10,372.00	$ 10,757.84	$ 11,158.03	$ 11,573.11	$ 12,003.63	$ 12,450.16	$ 12,913.31	$ 13,393.68	$ 13,891.93	$ 14,408.71
Estimated Annual Expenses	$ 130.38	$ 135.23	$ 140.26	$ 145.48	$ 150.89	$ 156.50	$ 162.33	$ 168.36	$ 174.63	$ 181.12

Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.74%	7.62%	11.64%	15.82%	20.15%	24.65%	29.31%	34.14%	39.16%	44.37%
End of Year Balance	$ 10,374.00	$ 10,761.99	$ 11,164.49	$ 11,582.04	$ 12,015.21	$ 12,464.57	$ 12,930.75	$ 13,414.36	$ 13,916.06	$ 14,436.52
Estimated Annual Expenses	$ 128.36	$ 133.16	$ 138.14	$ 143.30	$ 148.66	$ 154.22	$ 159.99	$ 165.97	$ 172.18	$ 178.62

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.74%	7.62%	11.64%	15.82%	20.15%	24.65%	29.31%	34.14%	39.16%	44.37%
End of Year Balance	$ 10,374.00	$ 10,761.99	$ 11,164.49	$ 11,582.04	$ 12,015.21	$ 12,464.57	$ 12,930.75	$ 13,414.36	$ 13,916.06	$ 14,436.52
Estimated Annual Expenses	$ 128.36	$ 133.16	$ 138.14	$ 143.30	$ 148.66	$ 154.22	$ 159.99	$ 165.97	$ 172.18	$ 178.62

1
Your actual expenses may be higher or lower than those shown.
2
The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
10        Invesco Pacific Growth Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■
Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
■
Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

■
Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■
Conversions into Class A from Class A2 of the same Fund.
■
Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■
Reject or cancel all or any part of any purchase or exchange order.
■
Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
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Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Pacific Growth Fund SEC 1940 Act file number: 811-05426

invesco.com/us	MS-PGRO-PRO-1

Prospectus
February 22, 2021
Class: A (ATIAX), C (ATICX), R (ATIRX), Y (ATIYX), R5 (ATIIX), R6 (ATISX)

Invesco Select Companies Fund
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
■
is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco Select Companies Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.29	0.29	0.29	0.29	0.19	0.12

Total Annual Fund Operating Expenses	1.28	2.03	1.53	1.03	0.93	0.86

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	673$	934$	1,214$	2,010$

Class C	306$	637$	1,093$	2,166$

Class R	156$	483$	834$	1,824$

Class Y	105$	328$	569$	1,259$

Class R5	95$	296$	515$	1,143$

Class R6	88$	274$	477$	1,061$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	673$	934$	1,214$	2,010$

Class C	206$	637$	1,093$	2,166$

Class R	156$	483$	834$	1,824$

Class Y	105$	328$	569$	1,259$

Class R5	95$	296$	515$	1,143$

Class R6	88$	274$	477$	1,061$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund generally invests in equity securities of small-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.
The Fund may invest up to 10% of its net assets in fixed-income securities such as investment-grade debt securities and longer-term U.S. Government securities.
The Fund may invest up to 25% of its net assets in foreign securities.
In selecting securities, the portfolio managers seek to identify issuers that they believe are undervalued based on various valuation measures and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.
The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in the management strategy of the issuer, or 4) there has been a fundamental negative change in the competitive environment.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When
1        Invesco Select Companies Fund

markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The Fund measures the market capitalization of an issuer at the time of investment.
Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a broad-based securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

2        Invesco Select Companies Fund

Class A shares	Period Ending	Returns
Best Quarter	June 30, 2020	25.11%
Worst Quarter	March 31, 2020	-35.21%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	11/4/2003	0.28%	9.30%	8.19%
Return After Taxes on Distributions		-6.85	6.18	5.55
Return After Taxes on Distributions and Sale of Fund Shares		3.57	6.96	6.17

Class C	11/4/2003	4.59	9.71	8.15

Class R	4/30/2004	5.85	10.26	8.53

Class Y	10/3/2008	6.44	10.82	9.08

Class R5	4/30/2004	6.50	10.92	9.18

Class R6	4/4/2017	6.54	[1]10.88	[1]8.97

Russell 2000® Index (reflects no deduction for fees, expenses or taxes)		19.96	13.26	11.20

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		18.40	15.22	13.88

Lipper Small-Cap Core Funds Index		10.69	11.37	10.00

1
Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Matthew P. Ziehl	Portfolio Manager (co-lead)	2020

Adam Weiner	Portfolio Manager (co-lead)	2020

Joy Budzinski	Portfolio Manager	2020

Kristin Ketner Pak	Portfolio Manager	2020

Magnus Krantz	Portfolio Manager	2020

Raman Vardharaj	Portfolio Manager	2020

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund generally invests in equity securities of small-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000® Index is a widely recognized, unmanaged index of common securities that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The companies within the Russell 2000® Index are considered representative of small-sized companies.
The Fund may invest up to 10% of its net assets in fixed-income securities such as investment-grade debt securities and longer-term U.S. Government securities. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s
3        Invesco Select Companies Fund

Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings; or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase.
The Fund may invest up to 25% of its net assets in foreign securities.
In selecting securities, the portfolio managers seek to identify issuers that they believe are undervalued based on various valuation measures and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.
The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in the management strategy of the issuer, or 4) there has been a fundamental negative change in the competitive environment.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk . The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Small- and Mid-Capitalization Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-capitalization,” “mid-capitalization” or “large-capitalization” company may change over time as well. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio. That might cause the Fund to realize capital gains on an investment and could increase taxable distributions to shareholders. When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund
4        Invesco Select Companies Fund

shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Debt Securities Risk . The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Active Trading Risk . Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term, which are taxed at a higher rate than long term gains.
Management Risk . The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser received compensation of 0.74% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Matthew P. Ziehl (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Ziehl was associated with OppenheimerFunds, a global asset management firm.
■
Adam Weiner (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with
5        Invesco Select Companies Fund

Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Weiner was associated with OppenheimerFunds, a global asset management firm.
■
Joy Budzinski, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Ms. Budzinski was associated with OppenheimerFunds, a global asset management firm.
■
Kristin Ketner Pak, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Ms. Pak was associated with OppenheimerFunds, a global asset management firm.
■
Magnus Krantz, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Krantz was associated with OppenheimerFunds, a global asset management firm.
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Raman Vardharaj, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Vardharaj was associated with OppenheimerFunds, a global asset management firm.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
6        Invesco Select Companies Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/20	$ 17.57	$ (0.14)	$ (1.21)	$ (1.35)	$ (1.30)	$ 14.92	(8.58)%	$ 157,146	1.28%(d)	1.28%(d)	(0.89)%(d)	102%
Year ended 10/31/19	18.20	(0.06)	0.46	0.40	(1.03)	17.57	2.95	211,481	1.27	1.27	(0.34)	26
Year ended 10/31/18	20.30	(0.04)	0.61	0.57	(2.67)	18.20	2.76	220,107	1.24	1.25	(0.19)	12
Year ended 10/31/17	16.72	(0.07)	4.29	4.22	(0.64)	20.30	25.71	250,619	1.27	1.28	(0.39)	16
Year ended 10/31/16	20.44	(0.08)	0.56	0.48	(4.20)	16.72	5.22	305,003	1.24	1.25	(0.53)	20

Class C
Year ended 10/31/20	14.41	(0.20)	(0.97)	(1.17)	(1.30)	11.94	(9.27)	9,168	2.03(d)	2.03(d)	(1.64)(d)	102
Year ended 10/31/19	15.25	(0.15)	0.34	0.19	(1.03)	14.41	2.08	17,772	2.02	2.02	(1.09)	26
Year ended 10/31/18	17.54	(0.15)	0.53	0.38	(2.67)	15.25	2.01	49,959	1.99	2.00	(0.94)	12
Year ended 10/31/17	14.63	(0.19)	3.74	3.55	(0.64)	17.54	24.77	95,457	2.02	2.03	(1.14)	16
Year ended 10/31/16	18.57	(0.18)	0.44	0.26	(4.20)	14.63	4.39	99,413	1.99	2.00	(1.28)	20

Class R
Year ended 10/31/20	16.56	(0.16)	(1.14)	(1.30)	(1.30)	13.96	(8.82)	8,806	1.53(d)	1.53(d)	(1.14)(d)	102
Year ended 10/31/19	17.27	(0.10)	0.42	0.32	(1.03)	16.56	2.62	13,053	1.52	1.52	(0.59)	26
Year ended 10/31/18	19.43	(0.08)	0.59	0.51	(2.67)	17.27	2.55	16,427	1.49	1.50	(0.44)	12
Year ended 10/31/17	16.06	(0.11)	4.12	4.01	(0.64)	19.43	25.45	22,747	1.52	1.53	(0.64)	16
Year ended 10/31/16	19.86	(0.12)	0.52	0.40	(4.20)	16.06	4.90	29,623	1.49	1.50	(0.78)	20

Class Y
Year ended 10/31/20	18.14	(0.10)	(1.26)	(1.36)	(1.30)	15.48	(8.36)	68,562	1.03(d)	1.03(d)	(0.64)(d)	102
Year ended 10/31/19	18.72	(0.02)	0.47	0.45	(1.03)	18.14	3.14	91,297	1.02	1.02	(0.09)	26
Year ended 10/31/18	20.75	0.01	0.63	0.64	(2.67)	18.72	3.07	95,958	0.99	1.00	0.06	12
Year ended 10/31/17	17.04	(0.01)	4.36	4.35	(0.64)	20.75	26.00	80,572	1.02	1.03	(0.14)	16
Year ended 10/31/16	20.71	(0.04)	0.57	0.53	(4.20)	17.04	5.44	81,269	0.99	1.00	(0.28)	20

Class R5
Year ended 10/31/20	19.10	(0.09)	(1.34)	(1.43)	(1.30)	16.37	(8.30)	11,890	0.93(d)	0.93(d)	(0.54)(d)	102
Year ended 10/31/19	19.62	0.00	0.51	0.51	(1.03)	19.10	3.31	20,905	0.91	0.91	0.02	26
Year ended 10/31/18	21.62	0.03	0.64	0.67	(2.67)	19.62	3.09	23,088	0.92	0.93	0.13	12
Year ended 10/31/17	17.71	(0.01)	4.56	4.55	(0.64)	21.62	26.15	26,943	0.92	0.93	(0.04)	16
Year ended 10/31/16	21.33	(0.03)	0.61	0.58	(4.20)	17.71	5.54	32,996	0.89	0.90	(0.18)	20

Class R6
Year ended 10/31/20	19.14	(0.08)	(1.34)	(1.42)	(1.30)	16.42	(8.22)	1,513	0.86(d)	0.86(d)	(0.47)(d)	102
Year ended 10/31/19	19.65	0.02	0.50	0.52	(1.03)	19.14	3.36	1,859	0.84	0.84	0.09	26
Year ended 10/31/18	21.63	0.04	0.65	0.69	(2.67)	19.65	3.19	772	0.84	0.85	0.21	12
Year ended 10/31/17(e)	20.05	0.01	1.57	1.58	—	21.63	7.88	11	0.84(f)	0.85(f)	0.04(f)	16

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
Ratios are based on average daily net assets (000’s omitted) of $179,170, $12,834, $10,574, $92,027, $15,103 and $1,852 for Class A, Class C, Class R, Class Y, Class R5 and Class R6
shares, respectively.

(e)	Commencement date of April 4, 2017.
(f)	Annualized.
7        Invesco Select Companies Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■
You invest $10,000 in the Fund and hold it for the entire 10-year period;
■
Your investment has a 5% return before expenses each year;
■
Hypotheticals both with and without any applicable initial sales charge applied; and
■
There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.98%)	1.66%	5.44%	9.37%	13.43%	17.65%	22.03%	26.57%	31.28%	36.16%
End of Year Balance	$ 9,801.54	$ 10,166.16	$ 10,544.34	$ 10,936.59	$ 11,343.43	$ 11,765.40	$ 12,203.08	$ 12,657.03	$ 13,127.87	$ 13,616.23
Estimated Annual Expenses	$ 673.21	$ 127.79	$ 132.55	$ 137.48	$ 142.59	$ 147.90	$ 153.40	$ 159.10	$ 165.02	$ 171.16

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.72%	7.58%	11.58%	15.73%	20.04%	24.50%	29.13%	33.94%	38.92%	44.09%
End of Year Balance	$ 10,372.00	$ 10,757.84	$ 11,158.03	$ 11,573.11	$ 12,003.63	$ 12,450.16	$ 12,913.31	$ 13,393.68	$ 13,891.93	$ 14,408.71
Estimated Annual Expenses	$ 130.38	$ 135.23	$ 140.26	$ 145.48	$ 150.89	$ 156.50	$ 162.33	$ 168.36	$ 174.63	$ 181.12

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	1.28%	1.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.97%	6.03%	9.18%	12.42%	15.76%	19.20%	22.74%	26.38%	31.08%	35.96%
End of Year Balance	$ 10,297.00	$ 10,602.82	$ 10,917.72	$ 11,241.98	$ 11,575.87	$ 11,919.67	$ 12,273.69	$ 12,638.21	$ 13,108.36	$ 13,595.99
Estimated Annual Expenses	$ 206.01	$ 212.13	$ 218.43	$ 224.92	$ 231.60	$ 238.48	$ 245.56	$ 252.86	$ 164.78	$ 170.91

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.47%	7.06%	10.78%	14.62%	18.60%	22.71%	26.97%	31.38%	35.93%	40.65%
End of Year Balance	$ 10,347.00	$ 10,706.04	$ 11,077.54	$ 11,461.93	$ 11,859.66	$ 12,271.19	$ 12,697.00	$ 13,137.59	$ 13,593.46	$ 14,065.15
Estimated Annual Expenses	$ 155.65	$ 161.06	$ 166.64	$ 172.43	$ 178.41	$ 184.60	$ 191.01	$ 197.63	$ 204.49	$ 211.59

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.97%	8.10%	12.39%	16.85%	21.49%	26.31%	31.33%	36.54%	41.96%	47.60%
End of Year Balance	$ 10,397.00	$ 10,809.76	$ 11,238.91	$ 11,685.09	$ 12,148.99	$ 12,631.31	$ 13,132.77	$ 13,654.14	$ 14,196.21	$ 14,759.80
Estimated Annual Expenses	$ 105.04	$ 109.21	$ 113.55	$ 118.06	$ 122.75	$ 127.62	$ 132.68	$ 137.95	$ 143.43	$ 149.12

Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.07%	8.31%	12.71%	17.30%	22.08%	27.04%	32.21%	37.60%	43.20%	49.02%
End of Year Balance	$ 10,407.00	$ 10,830.56	$ 11,271.37	$ 11,730.11	$ 12,207.53	$ 12,704.38	$ 13,221.44	$ 13,759.56	$ 14,319.57	$ 14,902.38
Estimated Annual Expenses	$ 94.89	$ 98.75	$ 102.77	$ 106.96	$ 111.31	$ 115.84	$ 120.56	$ 125.46	$ 130.57	$ 135.88

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.14%	8.45%	12.94%	17.62%	22.49%	27.56%	32.84%	38.34%	44.06%	50.03%
End of Year Balance	$ 10,414.00	$ 10,845.14	$ 11,294.13	$ 11,761.71	$ 12,248.64	$ 12,755.73	$ 13,283.82	$ 13,833.77	$ 14,406.49	$ 15,002.92
Estimated Annual Expenses	$ 87.78	$ 91.41	$ 95.20	$ 99.14	$ 103.24	$ 107.52	$ 111.97	$ 116.61	$ 121.43	$ 126.46

1
Your actual expenses may be higher or lower than those shown.
2
The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
8        Invesco Select Companies Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
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Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
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Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
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All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

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Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
■
Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
■
Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■
The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■
With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
■
The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Select Companies Fund SEC 1940 Act file number: 811-05426

invesco.com/us	SCO-PRO-1

Prospectus
February 22, 2021
Class: R6 (USMVX)

Invesco U.S. Managed Volatility Fund
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco U.S. Managed Volatility Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek to provide capital appreciation while managing portfolio volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the Example below.

Shareholder Fees (fees paid directly from your investment)
Class:	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R6
Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	1.02

Total Annual Fund Operating Expenses	1.12

Fee Waiver and/or Expense Reimbursement[1]	0.97

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.15

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class R6 shares to 0.15% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	15$	259$	523$	1,276$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S.
issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from goods produced, sales made, or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in, the U.S. The Fund invests primarily in equity securities of U.S. large capitalization (“large cap”) companies. The principal type of equity security in which the Fund invests is common stock. The Fund will also invest in derivatives that Invesco Advisers, Inc. (Invesco or the Adviser) believes will decrease the volatility level of the Fund’s annual returns.
Although the Fund is actively managed, the Fund’s equity exposure may include investments in U.S. large cap securities that comprise the Invesco U.S. Large Cap Index. When utilizing an indexing approach, the Fund will generally invest in all of the securities in the Invesco U.S. Large Cap Index in their approximate weightings. Where it may not be possible or practicable to purchase all of those securities in those same weightings, however, the Fund may utilize a “sampling” methodology to seek to track the performance of the Invesco U.S. Large Cap Index. The Invesco U.S. Large Cap Index is a broad-based benchmark of U.S. large cap equities measuring the aggregate performance of the largest companies in the U.S. where each stock is weighted proportionally to its market capitalization. The Invesco U.S. Large Cap Index is sponsored by Invesco Indexing LLC, which is affiliated with the Adviser. Currently, the Invesco U.S. Large Cap Index includes 385 separate stocks as of October 31, 2020; however, this number is subject to change. The Invesco U.S. Large Cap Index is reconstituted annually with maintenance rebalances quarterly.
Buy and sell decisions for the Fund’s U.S. large cap equity investments are generally a function of changes in the Invesco U.S. Large Cap Index, rather than independent decisions made by the investment team. The Adviser also employs a volatility management strategy that is intended to manage the volatility level of the Fund’s annual returns. The volatility management strategy seeks to stabilize the volatility of the Fund and to reduce the downside risk of the Fund during periods of significant and sustained market declines. To implement this strategy, the Adviser will sell short exchange-traded futures contracts in periods of high market volatility when the forecasted annualized volatility level of the Fund’s returns is expected to exceed a target volatility level (the threshold volatility level). The Adviser may sell short futures contracts as often as daily to lower the Fund’s expected volatility level but does not expect to sell short futures contracts when the Fund’s volatility level is below the threshold volatility level. In addition, the Adviser may seek to reduce exposure to certain downside risk by buying and selling exchange-traded equity index options in an effort to mitigate the Fund’s exposure to volatility that could adversely impact the Fund’s returns. Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level.
The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.
The Fund may hold significant levels of cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s exposure to derivative instruments such as futures and options contracts.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund
1        Invesco U.S. Managed Volatility Fund

can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Indexing Risk. Certain portions of the Fund’s assets are managed pursuant to an indexing approach (Indexed Assets) and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the Indexed Assets. Ordinarily, the Fund will not sell portfolio securities of the Indexed Assets except to reflect additions or deletions of the securities that comprise the index the Fund seeks to track with respect to the Indexed Assets (Underlying Index), or as may be necessary to raise cash to pay Fund shareholders who redeem Fund shares. As such, the Indexed Assets, and therefore the Fund, will be negatively affected by declines in the securities represented by the Underlying Index. Also, there is no guarantee that the Fund will be able to correlate the performance of the Indexed Assets with that of the Underlying Index.
Non-Correlation Risk. The return of the Fund’s assets managed pursuant to an indexing approach (Indexed Assets) may not match the return of the index the Fund seeks to track with respect to the Indexed Assets (Underlying Index) for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing securities holdings to reflect changes in the Underlying Index. In addition, the performance of the Indexed Assets and the Underlying Index may vary due to asset valuation differences and differences between the Indexed Assets and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Sampling Risk. The Fund’s use of a sampling methodology with respect to assets managed pursuant to an indexing approach (Indexed Assets) may result in the Indexed Assets including a smaller number of securities than are in the index the Fund seeks to track with respect to the Indexed Assets (Underlying Index), and in the Indexed Assets including securities that are not included in the Underlying Index. As a result, an adverse development to an issuer of securities included in the Indexed Assets could result in a greater decline in the Fund’s NAV than would be the case if all of the securities in the Underlying Index were included in the Indexed Assets. The Fund’s use of a sampling methodology may also include the risk that the Indexed Assets may not track the return of the Underlying Index as well as they would have if the Indexed Assets included all of the securities in the Underlying Index. To the extent the assets in the Indexed Assets are smaller, these risks will be greater.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Volatility Risk. Although the Fund’s investment strategy seeks to not exceed a target volatility level (the threshold volatility level), certain of the Fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Volatility Management Risk. The Adviser’s strategy for managing portfolio volatility may not produce the desired result and there can be no guarantee that the Fund will stay below a target volatility level (the threshold volatility level). Additionally, maintenance of the threshold volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s managed volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage the Fund’s volatility could limit the Fund’s gains in rising markets and may expose the Fund to costs to which it would otherwise not have been exposed. The Adviser uses a combination of proprietary and third-party systems and risk models to help it estimate the Fund’s expected volatility, which may perform differently than expected and may negatively affect performance and the ability of the Fund to maintain its volatility at or below its threshold volatility level.
Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both
2        Invesco U.S. Managed Volatility Fund

long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There is no guarantee that the portfolio manager’s stock selection process will produce lower volatility than the broader markets in which the Fund invests. In addition, the Fund’s investment strategy to seek lower volatility over a full market cycle may cause the Fund to underperform the broader markets in which the Fund invests during market rallies. Such underperformance could be significant during sudden or significant market rallies. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns

Class R6 shares	Period Ending	Returns
Best Quarter	March 31, 2019	11.80%
Worst Quarter	December 31, 2018	-14.00%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	Since Inception
Class R6
Return Before Taxes	12/18/2017	20.90%	12.82%
Return After Taxes on Distributions		16.73	10.82
Return After Taxes on Distributions and Sale of Fund Shares		13.74	9.38

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		18.40	13.79

Invesco U.S. Large Cap Index (reflects no deduction for fees, expenses or taxes)		21.69	14.98

Lipper S&P 500 Fund Index		17.95	13.44

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2017

Jacob Borbidge	Portfolio Manager	2017

Alessio de Longis	Portfolio Manager	2021

David Hemming	Portfolio Manager	2017

Theodore Samulowitz	Portfolio Manager	2017

Investment Sub-Adviser: Invesco Capital Management LLC

Portfolio Managers	Title	Length of Service on the Fund
David Hemming	Portfolio Manager	2017

Theodore Samulowitz	Portfolio Manager	2017

The Sub-Adviser supports the indexing approach described in this Prospectus.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
3        Invesco U.S. Managed Volatility Fund

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek to provide capital appreciation while managing portfolio volatility. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval. This policy may be changed by the Board, but no change is anticipated. If the Fund’s policy changes, the Fund will notify shareholders at least 60 days prior to implementation of the change.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from goods produced, sales made, or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in, the U.S. The Fund invests primarily in equity securities of U.S. large capitalization (“large cap”) companies. The principal type of equity security in which the Fund invests is common stock. The Fund will also invest in derivatives that the Adviser believes will decrease the volatility level of the Fund’s annual returns.
Although the Fund is actively managed, the Fund’s equity exposure may include investments in U.S. large cap securities that comprise the Invesco U.S. Large Cap Index (the “Index”). When utilizing an indexing approach, the Fund will generally invest in all of the securities in the Invesco U.S. Large Cap Index in their approximate weightings. Where it may not be possible or practicable to purchase all of those securities in those same weightings, however, the Fund may utilize a “sampling” methodology to seek to track the performance of the Invesco U.S. Large Cap Index. A “sampling” methodology means that the portfolio managers use a quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that have, in the aggregate, investment characteristics similar to the Index in terms of key risk factors, performance attributes and other characteristics. These can include for example, among other characteristics, industry weightings, market capitalization and earnings valuation. When employing a sampling methodology, the portfolio managers base the quantity of holdings in the Fund on a number of factors, including asset size of the Fund, and generally expects the Fund to hold less than the total number of securities in the Index. However, the portfolio managers reserve the right to invest the Fund in as many securities as they believe necessary to achieve the Fund’s investment objective. There also may be instances in which the Adviser may choose to (i) overweight or underweight a security in the Index, (ii) purchase securities not contained in the Index that the Adviser believes are appropriate to substitute for certain securities in the Index, or (iii) utilize various combinations of other available investment techniques in seeking to track the Index. The Invesco U.S. Large Cap Index is a broad-based benchmark of U.S. large cap equities measuring the aggregate performance of the largest companies in the U.S. where each stock is weighted proportionally to its market capitalization. The Invesco U.S. Large Cap Index is sponsored by Invesco Indexing LLC, which is affiliated with the Adviser. Currently, the Invesco U.S. Large Cap Index includes 385 separate stocks as of October 31, 2020; however, this number is subject to change. The Invesco U.S. Large Cap Index is reconstituted annually with maintenance rebalances quarterly.
Buy and sell decisions for the Fund’s U.S. large cap equity investments are generally a function of changes in the Invesco U.S. Large Cap Index, rather than independent decisions made by the investment team. The Adviser also employs a volatility management strategy that is intended to manage the volatility level of the Fund’s annual returns. The volatility management strategy seeks to stabilize the volatility of the Fund and to reduce the downside risk of the Fund during periods of significant and sustained market declines. To implement this strategy, the Adviser will sell short exchange-traded futures contracts in periods of high market volatility when the forecasted annualized volatility level of the Fund’s returns is expected to exceed a target volatility level (the threshold volatility level). The Adviser may sell short futures contracts as often as daily to lower the Fund’s expected volatility level but does not expect to sell short futures contracts when the Fund’s volatility level is below the threshold volatility level. In addition, the Adviser may seek to reduce exposure to certain downside risk by buying and selling exchange-traded equity index options in an effort to mitigate the Fund’s exposure to volatility that could adversely impact the Fund’s returns. Volatility is a statistical measure of the magnitude of changes in the Fund’s returns without regard to the direction of those changes. Volatility is not a measure of investment performance. Volatility may result from rapid or dramatic price swings. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Fund could experience high levels of volatility in both rising and falling markets. Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level.
The Fund’s threshold volatility level is not a total return performance target. The Fund does not expect its total return performance to be within any specified targeted range. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying of a cash settlement amount on the settlement date.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset.
The Fund may hold significant levels of cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s exposure to derivative instruments such as futures and options contracts.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers
4        Invesco U.S. Managed Volatility Fund

do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. Similarly, the portions of the Fund’s assets that are managed pursuant to an indexing approach and the portions of the Fund’s assets that are actively managed also vary from time to time. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Fund and Its Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk . The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Indexing Risk. Certain portions of the Fund’s assets are managed pursuant to an indexing approach (Indexed Assets) and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the Indexed Assets. Ordinarily, the Fund will not sell portfolio securities of the Indexed Assets except to reflect additions or deletions of the securities that comprise the index the Fund seeks to track with respect to the Indexed Assets (Underlying Index), or as may be necessary to raise cash to pay Fund shareholders who redeem Fund shares. As such, the Indexed Assets, and therefore the Fund, will be negatively affected by declines in the securities represented by the Underlying Index.
There is no guarantee, however, that the Fund will be able to correlate the performance of the Indexed Assets with that of the Underlying Index because the Fund’s ability to correlate performance of the Indexed Assets, before expenses, may be affected by many factors, including, but not limited to, the manner in which the Underlying Index is calculated; the differences between the securities held in the Indexed Assets and those included in the Underlying Index; transaction costs; pricing differences; fees and expenses incurred by the Fund, but are not incurred by the Underlying Index; and the Fund’s holding of cash. This risk may be heightened during times of market volatility or other unusual market conditions.
Non-Correlation Risk. The return of the Fund’s assets managed pursuant to an indexing approach (Indexed Assets) may not match the return of the index the Fund seeks to track with respect to the Indexed Assets (Underlying Index) for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing securities holdings to reflect changes in the Underlying Index. In addition, the performance of the Indexed Assets and the Underlying Index may vary due to asset valuation differences and differences between the Indexed Assets and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Sampling Risk. The Fund’s use of a sampling methodology with respect to assets managed pursuant to an indexing approach (Indexed Assets) may result in the Indexed Assets including a smaller number of securities than are in the index the Fund seeks to track with respect to the Indexed Assets (Underlying Index), and in the Indexed Assets including securities that are not included in the Underlying Index. As a result, an adverse development to an issuer of securities included in the Indexed Assets could result in a greater decline in the Fund’s NAV than would be the case if all of the securities in the Underlying Index were included in the Indexed Assets. The Fund’s use of a sampling methodology may also include the risk that the Indexed Assets may not track the return of the Underlying Index as well as they would have if the Indexed Assets included all of the securities in the Underlying Index. To the extent the assets in the Indexed Assets are smaller, these risks will be greater.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty.
5        Invesco U.S. Managed Volatility Fund

When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Volatility Risk. Although the Fund’s investment strategy seeks to not exceed a target volatility level (the threshold volatility level), certain of the Fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Volatility Management Risk. Volatility management risk is a risk that the Adviser’s strategy for managing portfolio volatility may not produce the desired result or that the Adviser is unable to trade certain derivatives effectively or in a timely manner. There can be no guarantee that the Fund will stay below a target volatility level (the threshold volatility level). Additionally, maintenance of the threshold volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s managed volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage the Fund’s volatility could limit the Fund’s gains in rising markets and may expose the Fund to costs to which it would otherwise not have been exposed. The Fund’s managed volatility strategy may result in the Fund underperforming the general securities market during periods of positive market performance. The gains and losses of the Fund’s futures and options positions may not correlate with the Fund’s direct investments in equity securities; as a result, these futures and options contracts may decline in value at the same time as the Fund’s direct investments in equity securities decline in value. The Adviser uses a combination of proprietary and third-party systems to help it estimate the Fund’s expected volatility. Based on those estimates, the Adviser may adjust the Fund’s exposure to certain markets by selling exchange-traded futures contracts and buying and selling exchange-traded options contracts in an attempt to manage the Fund’s expected volatility. The proprietary and third-party risk models used by the Adviser may perform differently than expected and may negatively affect performance and the ability of the Fund to maintain its volatility at or below its threshold volatility level for various reasons, including errors in using or building the models, technical issues implementing the models and various non-quantitative factors (such as, market or trading system dysfunctions, and investor fear or over-reaction).
Short Position Risk. The Fund will incur a loss on a short position if the price of the asset sold short increases from the short sale price. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. Short sales are speculative transactions and involve greater reliance on the investment adviser’s ability to accurately anticipate the future value of an asset or markets in general. Any gain on a short position is decreased, and any loss is increased, by the amount of any payment, dividend, interest or other transaction costs that the Fund may be required to pay with respect to the asset sold short. The counterparty to a short position or market factors, such as a sharp increase in prices, may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in
6        Invesco U.S. Managed Volatility Fund

shorting. If the Fund holds both long and short positions, both positions may decline simultaneously, in which case the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. In particular, there is no guarantee that the portfolio manager’s stock selection process will produce lower volatility than the broader markets in which the Fund invests. In addition, the Fund’s investment strategy to seek lower volatility over a full market cycle may cause the Fund to underperform the broader markets in which the Fund invests during market rallies. Such underperformance could be significant during sudden or significant market rallies. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers: Invesco Capital Management LLC (Invesco Capital) serves as the Fund’s investment sub-adviser and supports the indexing approach described in this Prospectus. Invesco Capital, an affiliate of the Adviser, incorporated in 2003, is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. Invesco Capital is a registered investment adviser that serves as the investment adviser to the Invesco family of ETFs, with combined assets under management of more than $136.6 billion as of December 31, 2020. Invesco Capital is responsible for day-to-day management of a portion of the Fund’s assets, including investment decisions and the execution of securities transactions with respect to that portion of the Fund’s assets.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser’s obligations under the investment advisory agreement, including the Adviser’s responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund's SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser did not receive any compensation from the Fund, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Capital.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■
Duy Nguyen, Portfolio Manager, who has been responsible for the Fund since 2017 and has been associated with Invesco and/or its affiliates since 2000.
■
Jacob Borbidge, Portfolio Manager, who has been responsible for the Fund since 2017 and has been associated with Invesco and/or its affiliates since 2004.
■
Alessio de Longis, Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco and/or its affiliates since 2019. Prior to joining Invesco, Mr. de Longis was associated with Oppenheimerfunds, a global asset management firm, since 2004.
■
David Hemming, Portfolio Manager, who has supported the management of the Fund since 2017 and has been associated with Invesco Capital and/or its affiliates since 2016.
■
Theodore Samulowitz, Portfolio Manager, who has supported the management of the Fund since 2017 and has been associated with Invesco Capital and/or its affiliates since 2012.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
7        Invesco U.S. Managed Volatility Fund

The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Dividends and Distributions
The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
8        Invesco U.S. Managed Volatility Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class R6
Year ended 10/31/20	$ 10.90	$ 0.19	$ 1.50	$ 1.69	$ (0.17)	$ (0.15)	$ (0.32)	$ 12.27	15.78%	$ 13,665	0.15%(d)	1.12%(d)	1.63%(d)	23%
Year ended 10/31/19	10.14	0.19	0.81	1.00	(0.19)	(0.05)	(0.24)	10.90	10.13	8,203	0.15	2.10	1.89	7
Period ended 10/31/18(e)	10.00	0.16	(0.02)	0.14	—	—	—	10.14	1.40	5,910	0.15(f)	3.40(f)	1.74(f)	9

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $10,750 for Class R6.
(e)	Commencement date of December 18, 2017.
(f)	Annualized.
9        Invesco U.S. Managed Volatility Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
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Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
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Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
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Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
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Invesco Premier Portfolio, Investor Class shares
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Invesco Premier Tax-Exempt Portfolio, Investor Class shares
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Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
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When your redemption proceeds exceed $250,000 per Fund.
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When you request that redemption proceeds be paid to someone other than the registered owner of the account.
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When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
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When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
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Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
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Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
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All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

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Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
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Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078, Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco U.S. Managed Volatility Fund SEC 1940 Act file number: 811-05426

invesco.com/us	USMGV-PRO-2

Prospectus
February 22, 2021
Class: A (AUBAX), C (AUBCX), Y (AUBYX), R5 (AUBIX), R6 (AUBFX)

Invesco World Bond Factor Fund
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco World Bond Factor Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]None	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	Y	R5	R6
Management Fees[2]	0.27%	0.27%	0.27%	0.27%	0.27%

Distribution and/or Service (12b-1) Fees	0.25	1.00	None	None	None

Other Expenses	0.87	0.87	0.87	0.74	0.74

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.40	2.15	1.15	1.02	1.02

Fee Waiver and/or Expense Reimbursement[3]	0.86	0.86	0.86	0.73	0.73

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.54	1.29	0.29	0.29	0.29

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
"Management Fees” have been restated to reflect current fees.
3
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 0.54%, 1.29%, 0.29%, 0.29% and 0.29%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2022 and June 30, 2022, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	478$	768$	1,080$	1,962$

Class C	231$	590$	1,075$	2,223$

Class Y	30$	280$	550$	1,321$

Class R5	30$	252$	492$	1,182$

Class R6	30$	252$	492$	1,182$

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	478$	768$	1,080$	1,962$

Class C	131$	590$	1,075$	2,223$

Class Y	30$	280$	550$	1,321$

Class R5	30$	252$	492$	1,182$

Class R6	30$	252$	492$	1,182$

Portfolio Turnover.The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 191% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowing for investment purposes) in fixed income securities and in derivatives and other instruments that have economic characteristics similar to such securities. Fixed income securities that the Fund may invest in include U.S. and foreign government, corporate or agency securities of varying maturities, including securitized securities, such as asset-backed and mortgage-backed securities. The Fund’s debt investments may include certain restricted securities, including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (Securities Act) (such securities being referred to as “Rule 144A Securities”).
The Fund will invest in securities of U.S. and foreign issuers, including securities of issuers located in developing and emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles. Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three countries, including the United States; but the Fund is permitted to invest substantially all of its assets in securities of foreign issuers, including securities of issuers located in developing and emerging markets countries.
The Fund may invest in below-investment grade securities (also referred to as “junk” bonds). Below-investment grade securities are those rated below “BBB-” or below “Baa3” by S&P Global Ratings (S&P) or Moody’s Investors Service (Moody’s), respectively, or that have comparable ratings from other nationally recognized statistical rating organizations (NRSROs). The Fund may also invest in unrated securities, in which case the Adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in categories similar to those of NRSROs. There can be no assurance, nor is it intended, that the Adviser’s credit analysis is consistent or comparable with the credit analysis process used by an NRSRO.
1        Invesco World Bond Factor Fund

The Fund is managed by Invesco’s Fixed Income Factor Team (FIF). In selecting securities for the portfolio, the Fund’s portfolio managers and FIF analysts utilize a factor-based strategy that involves systematically targeting securities exhibiting quantifiable issuer characteristics (or “factors”) that FIF believes will have higher returns than other fixed income securities with comparable characteristics over market cycles. Securities no longer exhibiting these factors will typically be sold. In practice, this means the Fund may have higher allocations to value bonds (bonds that have high spreads relative to other securities of similar credit quality and/or sector), low volatility bonds (bonds that have lower levels of price volatility), and high carry bonds (bonds with higher absolute yield or spread). The portfolio managers expect to include additional factors or modify the factors used to build the Fund’s portfolio as they deem appropriate. The portfolio managers will also seek to minimize some of the residual risks associated with the higher allocations to the types of bonds mentioned above (such as duration and sector concentration), including through the use of derivatives, as described below.
The Fund may purchase mortgage-backed and asset-backed securities, which may include privately issued and U.S. agency securities. The Fund may invest in U.S. and foreign agency mortgage pass-through securities and may seek to obtain such exposure primarily through the use of standardized agreements for forward or future delivery in which the actual mortgage pools to be delivered are not specified until shortly prior to settlement (to be announced (“TBA”) transactions).
Additionally, the Fund may invest up to 15% of its net assets in certain collateralized debt obligations (CDOs), including collateralized mortgage obligations (CMOs) and collateralized loan obligations (CLOs), of any rating.
The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
For purposes of the percentage investment limitations described above, the Adviser applies such rules to the Fund’s portfolio at the time of purchasing a security. Accordingly, the Fund’s portfolio may deviate from such limits due to market movement.
The Fund may invest in various derivative instruments for purposes of pursuing its investment goals, for risk management, portfolio management, earning income, managing target duration, gaining exposure to a particular asset class or hedging its exposure to particular investments or non-U.S. currencies. Such derivatives may include, among others, credit-related derivatives, such as credit default swaps, credit default index swaps, total return swaps and credit default swap options; interest rate-related derivatives, such as interest rate swaps and futures, options on bond or interest rate futures and swaptions (options on swaps); currency-related derivatives, such as currency futures, options and forward foreign currency contracts; and treasury futures. The Fund’s investments in derivatives may create leveraged exposure to certain fixed income markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested.
The Fund can engage in foreign currency transactions either on a spot basis (i.e., for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to gain or mitigate the risk of foreign currency exposure.
The Fund may invest in securities of any maturity or duration. The average maturity of securities in the Fund’s portfolio will fluctuate based on the factors used.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time the Fund enters into the commitment. No income accrues on such securities until the date the Fund actually takes delivery of the securities.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.
Factor-Based Investing Risk. Although the Adviser uses a proprietary factor-based investment strategy designed to target securities exhibiting certain factor characteristics, there is no guarantee the factor-based investment strategy will produce the desired outcomes. To the extent the factor-based investment strategy or the information and data included therein are incorrect or incomplete, the decisions made by the Adviser in reliance thereon will expose the Fund to potential risks and could lead to the Fund incurring losses on its investments. In addition, there may be periods when a particular factor is out of favor and therefore, during such periods, the Fund may incur losses.
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High Carry Factor. Securities exhibiting a high carry factor are subject to the risk that changes in interest rates, exchange rates or their term will affect their value.
2        Invesco World Bond Factor Fund

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Low Volatility Factor. Low volatility securities are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility securities may not produce investment exposure that has lower variability to changes in such securities’ price levels. Low volatility securities may also underperform the broader market during periods of rapidly rising security prices.
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Value Factor. Value securities are subject to the risk that valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately-issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
3        Invesco World Bond Factor Fund

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Foreign Currency Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund’s business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or other action.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject the Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fund’s overall investment exposure and, as a result, its volatility.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. For periods prior to February 28, 2020, performance shown is that of the Fund using its previous investment strategy. Therefore, the past performance shown for periods prior to February 28, 2020 may have differed had the Fund’s current investment strategy been in effect. The performance table compares the Fund's performance to that of a broad-based/style-specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that
order).The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares	Period Ending	Returns
Best Quarter	March 31, 2016	7.51%
Worst Quarter	December 31, 2016	-7.95%

Average Annual Total Returns (for the periods ended December 31, 2020)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	3/31/2006	4.71%	4.91%	2.46%
Return After Taxes on Distributions		3.66	4.28	1.73
Return After Taxes on Distributions and Sale of Fund Shares		2.86	3.54	1.60

Class C	3/31/2006	7.63	5.04	2.28

Class Y	10/3/2008	9.63	6.10	3.17

Class R5	3/31/2006	9.37	5.97	3.09

Class R6	9/24/2012	9.62	6.12	[1]3.12

Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses or taxes)		9.20	4.79	2.83

Lipper Global Income Funds Index		8.30	5.09	3.51

1
Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Noelle Corum	Portfolio Manager	2020

James Ong	Portfolio Manager	2020

Jay Raol	Portfolio Manager	2020

Sash Sarangi	Portfolio Manager	2020

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
4        Invesco World Bond Factor Fund

The minimum investments for Class A, C and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowing for investment purposes) in fixed income securities and in derivatives and other instruments that have economic characteristics similar to such securities. This policy may be changed by the Board, but no change is anticipated. If the Fund's policy changes, the Fund will notify shareholders at least 60 days prior to implementation of the change.
Fixed income securities that the Fund may invest in include U.S. and foreign government, corporate or agency securities of varying maturities, including securitized securities, such as asset-backed and mortgage-backed securities. The Fund’s debt investments may include certain restricted securities, including Rule 144A Securities.
The Fund will invest in securities of U.S. and foreign issuers, including securities of issuers located in developing and emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund considers developing and emerging markets countries to be those countries that are (i) generally recognized to be an emerging market country by the international financial community, including the World Bank, or (ii) determined by the Adviser to be an emerging market country. Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three countries, including the United States; but the Fund is permitted to invest substantially all of its assets in securities of foreign issuers, including securities of issuers located in developing and emerging markets countries. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund had invested, as of the date of the reports.
The Fund may invest in below-investment grade securities (also referred to as “junk” bonds). Below-investment grade securities are those rated below “BBB-” or below “Baa3” by S&P or Moody’s, respectively, or that have comparable ratings from other NRSROs. The Fund may also invest in unrated securities, in which case the Adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in categories similar to those of NRSROs. There can be no assurance, nor is it intended, that the Adviser’s credit analysis is consistent or comparable with the credit analysis process used by an NRSRO.
The Fund is managed by Invesco’s Fixed Income Factor Team (FIF). In selecting securities for the portfolio, the Fund’s portfolio managers and FIF analysts utilize a factor-based strategy that involves systematically targeting securities exhibiting quantifiable issuer characteristics (or “factors”) that FIF believes will have higher returns than other fixed income securities with comparable characteristics over market cycles. Securities no longer exhibiting these factors will typically be sold. In practice, this means the Fund may have higher allocations to value bonds (bonds that have high spreads relative to other securities of similar credit quality and/or sector), low volatility bonds (bonds that have lower levels of price volatility), and high carry bonds (bonds with higher absolute yield or spread). The portfolio managers expect to include additional factors or modify the factors used to build the Fund’s portfolio as they deem appropriate. The portfolio managers will also seek to minimize some of the residual risks associated with the higher allocations to the types of bonds mentioned above (such as duration and sector concentration), including through the use of derivatives, as described below.
The Fund may purchase mortgage-backed and asset-backed securities, which may include privately issued and U.S. agency securities. The Fund may invest in U.S. and foreign agency mortgage pass-through securities and may seek to obtain such exposure primarily through the use of standardized agreements for forward or future delivery in which the actual mortgage pools to be delivered are not specified until shortly prior to settlement (to be announced (“TBA”) transactions). Additionally, the Fund may invest up to 15% of its net assets in certain CDOs, including CMOs and CLOs, of any rating.
The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest.
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Payment-in-kind securities are debt securities that pay interest through the issuance of additional securities.
For purposes of the percentage investment limitations described above, the Adviser applies such rules to the Fund’s portfolio at the time of purchasing a security. Accordingly, the Fund’s portfolio may deviate from such limits due to market movement.
The Fund may invest in various derivative instruments, including, among others, credit-related derivatives, such as credit default swaps, credit default index swaps, total return swaps and credit default swap options; interest rate-related derivatives, such as interest rate swaps and futures, options on bond or interest rate futures and swaptions (options on swaps); currency-related derivatives, such as currency futures, options and forward foreign currency contracts; and treasury futures. The Fund’s investments in derivatives may create leveraged exposure to certain fixed income markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps to create long or short exposure to corporate or sovereign debt securities. The Fund can further use credit default index swaps to hedge credit risk or take a position on a basket of credit entities; total return swaps to gain exposure to a reference asset; and swaps on ETFs to manage interest rate, credit and other exposures.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options, including currency options, to seek alpha (return on investments in excess of the benchmark index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; options on bond or interest rate futures to manage interest rate exposure; and options on ETFs to manage interest rate, credit and other exposures.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes. The Fund can also use currency futures to increase or decrease its exposure to foreign currencies. The Fund can further use treasury futures to adjust the duration of its portfolio.
The Fund can engage in foreign currency transactions either on a spot basis or through forward foreign currency contracts to gain or mitigate the risk of foreign currency exposure. Spot contracts allow for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency.
The Fund may invest in securities of any maturity and duration. The average maturity of securities in the Fund’s portfolio will fluctuate based on the factors used. Maturity is the date at which the security’s issuer legally agrees to repay the principal. The average maturity of securities in the Fund’s portfolio will fluctuate based on the portfolio managers’ view of economic, market and political conditions. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change. For example, the value of a fixed income security with a duration of five years would be expected to decrease by 5% for every 1% increase in interest rates.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time the Fund enters into the commitment. No income accrues on such securities until the date the Fund actually takes delivery of the securities.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk . The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its
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spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Debt Securities Risk . The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Factor-Based Investing Risk. Although the Adviser uses a proprietary factor-based investment strategy designed to target securities exhibiting certain factor characteristics, there is no guarantee the factor-based investment strategy will produce the desired outcomes. To the extent the factor-based investment strategy or the information and data included therein are incorrect or incomplete, the decisions made by the Adviser in reliance thereon will expose the Fund to potential risks and could lead to the Fund incurring losses on its investments. In addition, there may be periods when a particular factor is out of favor and therefore, during such periods, the Fund may incur losses.
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High Carry Factor. Securities exhibiting a high carry factor are subject to the risk that changes in interest rates, exchange rates or their term will affect their value.
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Low Volatility Factor. Low volatility securities are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility securities may not produce investment exposure that has lower variability to changes in such securities’ price levels. Low volatility securities may also underperform the broader market during periods of rapidly rising security prices.
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Value Factor. Value securities are subject to the risk that valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Foreign Government Debt Risk . Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Restricted Securities Risk . Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Fund may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
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Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging markets countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Emerging markets countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
High Yield Debt Securities (Junk Bond) Risk. The Fund’s investments in high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the mortgage- and asset-backed securities, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall and would make the mortgage- and asset-backed securities more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately-issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Foreign Currency Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code. The Fund treats foreign currency gains as qualifying income. You should be aware, however, that the U.S. Treasury Department has statutory authority to issue regulations excluding from the definition of qualifying income foreign currency gains not directly related to the Fund’s business of investing in securities (e.g., for purposes other than hedging the Fund’s exposure to foreign currencies). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, may result in the Fund being unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or other action. Additionally, the Internal Revenue Service (IRS) has not issued any guidance on how to apply the asset diversification test to foreign currency positions. Any determination by the IRS as to how to do so might differ from that of the Fund and may result in the Fund paying additional tax or the Fund’s failure to qualify as a regulated investment company. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The lack of guidance provided by the IRS may be taken into account in determining whether any such failure is due to reasonable cause and not willful neglect. For more information, please see the “Dividends, Distributions and Tax Matters — Tax Matters— Tax Treatment of Portfolio Transactions—Foreign currency transactions” section in the Fund’s SAI.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase the Fund’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has set aside to cover these positions.
Management Risk . The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax
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developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Active Trading Risk . Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term, which are taxed at a higher rate than long term gains.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended October 31, 2020, the Adviser did not receive any compensation from the Fund, after fee waiver and/or expense reimbursement, if any.
Effective February 28, 2020, the Adviser receives a fee from the Fund calculated at the annual rate of 0.27% of the first $2 billion and 0.25% of the amount over $2 billion of average daily net assets.
Prior to February 28, 2020, the Adviser received a fee from the Fund calculated at the annual rate of 0.650% of the first $250 million, 0.590% of the next $250 million, 0.565% of the next $500 million, 0.540% of the next $1.5 billion, 0.515% of the next $2.5 billion, 0.490% of the next $5 billion and 0.465% of the amount over $10 billion of average daily net assets.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■
Noelle Corum, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2010.
■
James Ong, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2014.
■
Jay Raol, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2010.
■
Sash Sarangi, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2018. From 2010 to 2018, he was a Portfolio Manager and Researcher at FDO Partners, an asset management firm.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 4.25% initial sales charge as listed under the heading “Category II Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of this prospectus. Purchases of Class C shares are subject to a Contingent Deferred Sales Charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSC)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, monthly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
10        Invesco World Bond Factor Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/20	$ 10.61	$ 0.13	$ 0.45	$ 0.58	$ (0.18)	$ —	$ (0.18)	$ 11.01	5.56%	$ 26,165	0.64%(d)	1.49%(d)	1.21%(d)	191%
Year ended 10/31/19	9.66	0.30	0.92	1.22	(0.11)	(0.16)	(0.27)	10.61	12.83	20,458	0.94	2.08	2.97	177
Year ended 10/31/18	10.43	0.33	(0.83)	(0.50)	(0.21)	(0.06)	(0.27)	9.66	(4.89)	18,347	0.93	2.21	3.25	131
Year ended 10/31/17	10.44	0.33	(0.07)	0.26	(0.04)	(0.23)	(0.27)	10.43	2.63	22,150	0.95	2.21	3.22	245
Year ended 10/31/16	9.81	0.25	0.54	0.79	(0.08)	(0.08)	(0.16)	10.44	8.02	28,870	1.10	1.84	2.36	246

Class C
Year ended 10/31/20	10.59	0.05	0.45	0.50	(0.11)	—	(0.11)	10.98	4.74	2,482	1.39(d)	2.24(d)	0.46(d)	191
Year ended 10/31/19	9.64	0.22	0.93	1.15	(0.08)	(0.12)	(0.20)	10.59	12.01	2,046	1.69	2.83	2.22	177
Year ended 10/31/18	10.41	0.26	(0.84)	(0.58)	(0.15)	(0.04)	(0.19)	9.64	(5.62)	3,591	1.68	2.96	2.50	131
Year ended 10/31/17	10.42	0.25	(0.07)	0.18	(0.03)	(0.16)	(0.19)	10.41	1.80	4,147	1.70	2.96	2.47	245
Year ended 10/31/16	9.79	0.17	0.54	0.71	(0.05)	(0.03)	(0.08)	10.42	7.24	5,121	1.85	2.59	1.61	246

Class Y
Year ended 10/31/20	10.61	0.16	0.44	0.60	(0.20)	—	(0.20)	11.01	5.81	11,717	0.39(d)	1.24(d)	1.46(d)	191
Year ended 10/31/19	9.65	0.33	0.93	1.26	(0.12)	(0.18)	(0.30)	10.61	13.23	2,783	0.69	1.83	3.22	177
Year ended 10/31/18	10.42	0.36	(0.83)	(0.47)	(0.23)	(0.07)	(0.30)	9.65	(4.66)	2,903	0.68	1.96	3.50	131
Year ended 10/31/17	10.44	0.35	(0.07)	0.28	(0.04)	(0.26)	(0.30)	10.42	2.81	5,797	0.70	1.96	3.47	245
Year ended 10/31/16	9.80	0.27	0.55	0.82	(0.07)	(0.11)	(0.18)	10.44	8.40	10,509	0.85	1.59	2.61	246

Class R5
Year ended 10/31/20	10.56	0.15	0.43	0.58	(0.20)	—	(0.20)	10.94	5.64	1	0.39(d)	1.11(d)	1.46(d)	191
Year ended 10/31/19	9.64	0.33	0.89	1.22	(0.12)	(0.18)	(0.30)	10.56	12.81	1	0.69	1.60	3.22	177
Year ended 10/31/18	10.42	0.36	(0.84)	(0.48)	(0.23)	(0.07)	(0.30)	9.64	(4.75)	1	0.68	1.73	3.50	131
Year ended 10/31/17	10.44	0.36	(0.08)	0.28	(0.04)	(0.26)	(0.30)	10.42	2.81	1	0.70	1.77	3.47	245
Year ended 10/31/16	9.81	0.27	0.54	0.81	(0.07)	(0.11)	(0.18)	10.44	8.29	1	0.85	1.30	2.61	246

Class R6
Year ended 10/31/20	10.62	0.15	0.46	0.61	(0.21)	—	(0.21)	11.02	5.81	286	0.39(d)	1.11(d)	1.46(d)	191
Year ended 10/31/19	9.66	0.33	0.93	1.26	(0.12)	(0.18)	(0.30)	10.62	13.21	138	0.69	1.60	3.22	177
Year ended 10/31/18	10.43	0.35	(0.82)	(0.47)	(0.23)	(0.07)	(0.30)	9.66	(4.65)	106	0.68	1.73	3.50	131
Year ended 10/31/17	10.44	0.36	(0.07)	0.29	(0.04)	(0.26)	(0.30)	10.43	2.91	11	0.70	1.77	3.47	245
Year ended 10/31/16	9.81	0.25	0.56	0.81	(0.07)	(0.11)	(0.18)	10.44	8.29	11	0.85	1.30	2.61	246

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $21,480, $2,068, $5,747, $1 and $172 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.
11        Invesco World Bond Factor Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■
You invest $10,000 in the Fund and hold it for the entire 10-year period;
■
Your investment has a 5% return before expenses each year;
■
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
■
Hypotheticals both with and without any applicable initial sales charge applied; and
■
There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.54%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	0.02%	3.62%	7.35%	11.22%	15.22%	19.37%	23.67%	28.12%	32.73%	37.51%
End of Year Balance	$ 10,002.05	$ 10,362.12	$ 10,735.15	$ 11,121.62	$ 11,522.00	$ 11,936.79	$ 12,366.52	$ 12,811.71	$ 13,272.93	$ 13,750.76
Estimated Annual Expenses	$ 477.86	$ 142.55	$ 147.68	$ 153.00	$ 158.51	$ 164.21	$ 170.12	$ 176.25	$ 182.59	$ 189.17

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.54%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.46%	8.22%	12.12%	16.15%	20.33%	24.67%	29.15%	33.80%	38.62%	43.61%
End of Year Balance	$ 10,446.00	$ 10,822.06	$ 11,211.65	$ 11,615.27	$ 12,033.42	$ 12,466.62	$ 12,915.42	$ 13,380.38	$ 13,862.07	$ 14,361.10
Estimated Annual Expenses	$ 55.20	$ 148.88	$ 154.24	$ 159.79	$ 165.54	$ 171.50	$ 177.67	$ 184.07	$ 190.70	$ 197.56

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.29%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	1.40%	1.40%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.71%	6.67%	9.71%	12.83%	16.05%	19.36%	22.76%	26.26%	30.80%	35.51%
End of Year Balance	$ 10,371.00	$ 10,666.57	$ 10,970.57	$ 11,283.23	$ 11,604.80	$ 11,935.54	$ 12,275.70	$ 12,625.56	$ 13,080.08	$ 13,550.96
Estimated Annual Expenses	$ 131.39	$ 226.15	$ 232.60	$ 239.23	$ 246.05	$ 253.06	$ 260.27	$ 267.69	$ 179.94	$ 186.42

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.29%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.71%	8.74%	12.93%	17.28%	21.79%	26.48%	31.35%	36.41%	41.66%	47.11%
End of Year Balance	$ 10,471.00	$ 10,874.13	$ 11,292.79	$ 11,727.56	$ 12,179.07	$ 12,647.97	$ 13,134.91	$ 13,640.61	$ 14,165.77	$ 14,711.15
Estimated Annual Expenses	$ 29.68	$ 122.73	$ 127.46	$ 132.37	$ 137.46	$ 142.76	$ 148.25	$ 153.96	$ 159.89	$ 166.04

Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.29%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.71%	8.88%	13.21%	17.72%	22.40%	27.27%	32.34%	37.61%	43.08%	48.78%
End of Year Balance	$ 10,471.00	$ 10,887.75	$ 11,321.08	$ 11,771.66	$ 12,240.17	$ 12,727.33	$ 13,233.88	$ 13,760.58	$ 14,308.25	$ 14,877.72
Estimated Annual Expenses	$ 29.68	$ 108.93	$ 113.27	$ 117.77	$ 122.46	$ 127.33	$ 132.40	$ 137.67	$ 143.15	$ 148.85

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.29%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.71%	8.88%	13.21%	17.72%	22.40%	27.27%	32.34%	37.61%	43.08%	48.78%
End of Year Balance	$ 10,471.00	$ 10,887.75	$ 11,321.08	$ 11,771.66	$ 12,240.17	$ 12,727.33	$ 13,233.88	$ 13,760.58	$ 14,308.25	$ 14,877.72
Estimated Annual Expenses	$ 29.68	$ 108.93	$ 113.27	$ 117.77	$ 122.46	$ 127.33	$ 132.40	$ 137.67	$ 143.15	$ 148.85

1
Your actual expenses may be higher or lower than those shown.
2
The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
12        Invesco World Bond Factor Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds and their share classes that have different fees and expenses.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account access,” then click on “Account Access” under “Accounts & Services.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year[3]	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[4]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/21

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Purchase maximums apply	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds (except for the Invesco Master Loan Fund) are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust
A-2        The Invesco Funds

funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
The Invesco Master Loan Fund is only available for purchase by other Funds in the Invesco fund family and other Invesco pooled investment vehicles.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$ 1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$ 1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$ 1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	2.50%	2.56%

$100,000 but less than	$ 250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	3.25%	3.36%

$100,000 but less than	$ 250,000	2.75	2.83

$250,000 but less than	$ 500,000	1.75	1.78

$500,000 but less than	$ 1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
A-4        The Invesco Funds

Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■
Shares purchased by a 529 Plan (does not include 529 Plan unit or 529-specific share classes or equivalents);
■
Shares purchased through a Merrill Lynch affiliated investment advisory program;
■
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
■
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
■
CDSC Waivers on A and C Shares available at Merrill Lynch
■
Death or disability of the shareholder;
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■
Return of excess contributions from an IRA Account;
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■
Shares acquired through a right of reinstatement;
■
Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only); and
■
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal
A-5        The Invesco Funds

descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

D.A. Davidson &. Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s
A-6        The Invesco Funds

household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
A-7        The Invesco Funds

■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares through the Edward Jones commission and fee-based platforms will be eligible for the following load waivers (front- end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or statement of additional information (“SAI”). In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Front-end sales load waivers on Class A shares available at Edward Jones
■
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
CDSC Waivers on Classes A and C shares available at Edward Jones
■
Death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
■
Front-end load discounts available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitles the shareholder to the applicable sales charge on a purchase of Class A shares will be determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letters of Intent (“LOI”) allow shareholders to receive sales charge and breakpoint discounts for purchases shareholders intend to make over a 13- month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-8        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○
A fee-based account held on an Edward Jones platform
○
A 529 account held on an Edward Jones platform
○
An account with an active systematic investment plan or letter of intent (LOI)
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Stifel, Nicolaus & Company (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at Stifel: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus;
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Stifel, over a 13-month period of time (if applicable).
■
Shares converted from Class C (i.e. level-load) shares of the same fund pursuant to Stifel policies relating to sales load discounts and waivers.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
Shareholders purchasing Fund shares through PFSI are eligible only for the following share classes:
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and other account types unless expressly provided for below.
■
Class R shares: only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
Class C shares: only in accounts with existing Class C share holdings.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of
A-9        The Invesco Funds

the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class C shares of Invesco Short Term Bond Fund
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures
A-10        The Invesco Funds

reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-11        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

A-12        The Invesco Funds

How to Redeem Shares
By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate ESG Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other
A-13        The Invesco Funds

means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic
Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large
A-14        The Invesco Funds

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance (Available for all classes except Class R5 and R6 shares)
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class RX	Class R, RX

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*

* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end interval fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio) or Class C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■
Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
■
Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
A-15        The Invesco Funds

■
Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
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Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds,
A-16        The Invesco Funds

Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
A-17        The Invesco Funds

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio,Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
A-18        The Invesco Funds

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Gold & Special Minerals Fund, Invesco High Yield Bond Factor Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
A-19        The Invesco Funds

Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds and Invesco Master Loan Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For
A-20        The Invesco Funds

tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future
A-21        The Invesco Funds

legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
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Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Because the Invesco Premier Tax-Exempt Portfolio is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes,penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Recently released Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend
A-22        The Invesco Funds

to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
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The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a
A-23        The Invesco Funds

tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
A-24        The Invesco Funds

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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Federal Income Taxes (applicable to Invesco Master Loan Fund only)
United States taxes
The Fund is classified as a partnership and will not be a regulated investment company for US federal income tax purposes. As a partnership, the Fund is not a taxable entity for federal income tax purposes and, subject to the application of the partnership audit rules described below, incurs no federal income tax liability. Each Investor is required to take into account its proportionate share of items of income, gain, loss and deduction of the partnership in computing its federal income tax liability regardless of whether or not cash or property distributions are then made by the Fund. Following the close of the Fund’s taxable year end, Investors will receive a tax statement entitled Schedule K-1 Partner’s Share of Income, Deductions, Credits, etc., which reports the tax status of their distributive share of the Fund’s items for the previous year.
Taxation of distributions, sales and exchanges
In general, distributions of money by the Fund to an Investor will represent a non-taxable return of capital up to the amount of an Investor’s adjusted tax basis in its shares. An Investor will recognize gain to the extent that any money distributed by the Fund exceeds the Investor’s adjusted tax basis in its shares. In the case of a non-taxable return of capital by the Fund to an Investor, other than in liquidation of the Investor’s interest in the Fund, the tax basis of his shares will be reduced (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Investor on the later sale of its shares. A distribution in partial or complete redemption of your shares in the Fund is taxable as a sale or exchange only to the extent the amount of money received exceeds the tax basis of your entire interest in the Fund. Any loss may be recognized only if you redeem your entire interest in the Fund for money.
When you sell shares of the Fund, you may have a capital gain or loss.
Derivatives
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, allocations of which are taxable to individual Investors at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit the Fund from using certain types of derivative instruments as part of its investment strategy.
Risk of audit of the Fund
Under the partnership audit rules, which are generally applicable to tax years beginning after December 31, 2017, the Internal Revenue Service (“IRS”) may collect any taxes resulting from audit adjustments to the Fund’s income tax returns (including any applicable penalties and interest) directly from the Fund. In that case, current Investors would bear some or all of the tax liability resulting from such audit adjustment, even if they did not own interests in the Fund during the tax year under audit. The Fund may have the ability to shift any such tax liability to the Investors in accordance with their interests in the Fund during the year under audit, but there can be no assurance that the Fund will be able to do so under all circumstances. For taxable years not subject to the new audit rules, items of Fund income, gain, loss, deduction and credit will be determined at the Fund level in a unified audit. NO REPRESENTATION OR WARRANTY OF ANY KIND IS MADE WITH RESPECT TO THE TAXATION, DEDUCTIBILITY OR CAPITALIZATION OF ANY ITEM BY THE FUND OR INVESTOR. In addition, the “partnership representative” (tax matters partner, for taxable years before the partnership audit rules become effective) will have the sole authority to act on the Fund’s behalf for purposes of, among other things, federal income tax audits and judicial review of administrative adjustments by the IRS, and any such actions will be binding on the Fund and all of the Investors.
Unrelated business taxable income
An allocable share of a tax-exempt Investor’s income will be “unrelated business taxable income” (“UBTI”) to the extent that the Fund borrows money to acquire property or invests in assets that produce UBTI.
Medicare tax
An additional 3.8% Medicare tax is imposed on certain net investment income of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. “Net investment income,” for these purposes, means investment income (including (i) net gains from the taxable disposition of shares of a Fund to the extent the net gain would be taken into account by the Investor if the Fund sold all of its property for fair market value immediately before the disposition of the shares of the Fund, and (ii) an allocable share of a Fund’s interest, dividends and net gains) reduced by the deductions properly allocable to such income. This Medicare tax, if applicable, is reported by Investors on, and paid with, the Investor’s federal income tax return.
State, local and non-US tax matters
An Investor’s distributive share of the Fund’s income, and gains from the sale or exchange of an Investor’s Fund shares, generally are subject to state and local taxes in the jurisdiction in which the Investor resides or is otherwise subject to tax.
Prospective investors should consider their individual state and local tax consequences of an investment in the Fund.
Tax considerations for non-US investors
If, as anticipated, the Fund is not deemed to be engaged in a US trade or business, the Fund generally will be required to withhold tax on the distributive share of certain items of gross income from US sources allocated to non-US Investors at a 30% (or lower treaty) rate. Certain categories of income, including portfolio interest, are not subject to US withholding tax. Capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the non-US Investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. If, on the other hand, the Fund derives income which is effectively connected with a US trade or business carried on by the Fund, this 30% tax will not apply to such effectively connected income of the Fund, and the Fund generally will be required to withhold tax from the amount of effectively connected income allocable to non-US Investors at the highest rate of tax applicable to US residents, and non-US Investors generally would
A-25        The Invesco Funds

be required to file US income tax returns and be subject to US income tax on a net basis. Gain or loss on a sale of shares will be treated as effectively connected with a U.S. trade or business to the extent that a foreign corporation or foreign individual that owns the shares (whether directly or indirectly through other partnerships) would have had effectively connected gain or loss had the partnership sold its underlying assets and applicable US withholding tax will apply. Non-US Investors may be subject to US estate tax and are subject to special US tax certification requirements.
Other reporting and withholding requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold at a 30% rate on certain US source payments (such as interest and dividends) to certain Investors if the Investor fails to provide the Fund with the information which identifies its direct and indirect US ownership. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from an Investor to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is an Investor fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
For a more complete discussion of the federal income tax consequences of investing in the Fund, see the Statement of Additional Information.
This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, Investors should consult their tax professional about federal, state, local and foreign tax consequences before making an investment in the Fund.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-26        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco World Bond Factor Fund SEC 1940 Act file number: 811-05426

invesco.com/us	WBD-PRO-1

STATEMENT OF ADDITIONAL INFORMATION
Dated February 22, 2021
AIM Investment Funds (Invesco Investment Funds)
This Statement of Additional Information (the SAI) relates to each portfolio (each a Fund, collectively the Funds) of AIM Investment Funds (Invesco Investment Funds) (the Trust)  listed below. Each Fund offers separate classes of shares as follows:

Fund	A	C	R	Y	Investor	Class R5	Class R6	Prospectus Date
Invesco Balanced-Risk Allocation Fund	ABRZX	ABRCX	ABRRX	ABRYX	N/A	ABRIX	ALLFX	February 22, 2021
Invesco Balanced-Risk Commodity Strategy Fund	BRCAX	BRCCX	BRCRX	BRCYX	N/A	BRCNX	IBRFX	February 22, 2021
Invesco Core Bond Fund (formerly known as Invesco Oppenheimer Total Return Bond Fund)	OPIGX	OPBCX	OPBNX	OPBYX	N/A	TRTMX	OPBIX	February 22, 2021
Invesco Developing Markets Fund (formerly known as Invesco Oppenheimer Developing Markets Fund)	ODMAX	ODVCX	ODVNX	ODVYX	N/A	DVMFX	ODVIX	February 22, 2021
Invesco Discovery Mid Cap Growth Fund (formerly known as Invesco Oppenheimer Discovery Mid Cap Growth Fund)	OEGAX	OEGCX	OEGNX	OEGYX	N/A	DMCFX	OEGIX	February 22, 2021
Invesco Emerging Markets All Cap Fund (formerly known as Invesco Developing Markets Fund)	GTDDX	GTDCX	N/A	GTDYX	N/A	GTDIX	GTDFX	February 22, 2021
Invesco Emerging Markets Innovators Fund (formerly known as Invesco Oppenheimer Emerging Markets Innovators Fund)	EMIAX	EMVCX	EMIRX	EMIYX	N/A	EMIMX	EMVIX	February 22, 2021
Invesco Emerging Markets Local Debt Fund (formerly known as Invesco Oppenheimer Emerging Markets Local Debt Fund)	OEMAX	OEMCX	OEMNX	OEMYX	N/A	EMLDX	OEMIX	February 22, 2021
Invesco Emerging Markets Select Equity Fund	IEMAX	IEMCX	IEMRX	IEMYX	N/A	IEMIX	EMEFX	February 22, 2021
Invesco Endeavor Fund	ATDAX	ATDCX	ATDRX	ATDYX	N/A	ATDIX	ATDFX	February 22, 2021
Invesco Fundamental Alternatives Fund (formerly known as Invesco Oppenheimer Fundamental Alternatives Fund)	QVOPX	QOPCX	QOPNX	QOPYX	N/A	FDATX	QOPIX	February 22, 2021
Invesco Global Allocation Fund (formerly known as Invesco Oppenheimer Global Allocation Fund)	QVGIX	QGRCX	QGRNX	QGRYX	N/A	GLALX	QGRIX	February 22, 2021
Invesco Global Infrastructure Fund	GIZAX	GIZCX	GIZRX	GIZYX	N/A	GIZFX	GIZSX	February 22, 2021
Invesco Global Strategic Income Fund (formerly known as Invesco Oppenheimer Global Strategic Income Fund)	OPSIX	OSICX	OSINX	OSIYX	N/A	GLSSX	OSIIX	February 22, 2021
Invesco Global Targeted Returns Fund	GLTAX	GLTCX	GLTRX	GLTYX	N/A	GLTFX	GLTSX	February 22, 2021
Invesco Greater China Fund	AACFX	CACFX	IGCRX	AMCYX	N/A	IACFX	CACSX	February 22, 2021
Invesco Health Care Fund	GGHCX	GTHCX	N/A	GGHYX	GTHIX	N/A	GGHSX	February 22, 2021
Invesco International Bond Fund (formerly known as Invesco Oppenheimer International Bond Fund)	OIBAX	OIBCX	OIBNX	OIBYX	N/A	INBQX	OIBIX	February 22, 2021
Invesco Macro Allocation Strategy Fund	GMSDX	GMSEX	GMSJX	GMSHX	N/A	GMSKX	GMSLX	February 22, 2021
Invesco Multi-Asset Income Fund	PIAFX	PICFX	PIRFX	PIYFX	N/A	IPNFX	PIFFX	February 22, 2021
Invesco Pacific Growth Fund	TGRAX	TGRCX	TGRRX	TGRDX	N/A	TGRSX	TGRUX	February 22, 2021
Invesco Select Companies Fund	ATIAX	ATICX	ATIRX	ATIYX	N/A	ATIIX	ATISX	February 22, 2021
Invesco U.S. Managed Volatility Fund	N/A	N/A	N/A	N/A	N/A	N/A	USMVX	February 22, 2021
Invesco World Bond Factor Fund	AUBAX	AUBCX	N/A	AUBYX	N/A	AUBIX	AUBFX	February 22, 2021
This SAI is not a Prospectus, and it should be read in conjunction with the Prospectuses for the Funds listed above. Invesco Core Bond Fund, Invesco Developing Markets Fund, Invesco Discovery Mid Cap Growth Fund, Invesco Emerging Markets Innovators Fund, Invesco Emerging Markets Local Debt Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund and Invesco International Bond Fund were organized on May 24, 2019, for the purpose of acquiring the assets and liabilities of its corresponding predecessor funds (as defined below). Portions of the Funds’ financial statements are incorporated into this SAI by reference to the Funds’ most recent Annual Report to shareholders, as follows:
The Fund’s fiscal year ended October 31, 2020.

You may obtain, without charge, a copy of any Prospectus and/or Annual Report for any Fund listed above from an authorized dealer or by writing to:
Invesco Investment Services, Inc.
P.O. Box 219078
Kansas City, MO 64121-9078
or by calling (800) 959-4246
or on the Internet: http://www.invesco.com/us
The Trust has established other funds which are offered by one or more separate prospectuses and SAIs. Any reference to the term “Fund” or “Funds” throughout this SAI refers to each Fund named above unless otherwise indicated.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

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ii

GENERAL INFORMATION ABOUT THE TRUST
Fund History
AIM Investment Funds (Invesco Investment Funds) (the Trust) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end series management investment company. The Trust was originally organized as a Maryland corporation on October 29, 1987 and re-organized as a Delaware statutory trust on May 7, 1998. Under the Trust's Agreement and Declaration of Trust, as amended (the Trust Agreement), the Board of Trustees of the Trust (the Board) is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.
Prior to April 30, 2010, the Trust was known as AIM Investment Funds.
The following table shows each Fund’s current name and Fund history:
Fund Name	Fund History
Invesco Balanced-Risk Allocation Fund	Prior to April 30, 2010, Invesco Balanced-Risk Allocation Fund was known as Invesco AIM Balanced-Risk Allocation Fund.

Invesco Core Bond Fund*
Prior to September 30, 2020, Invesco Core Bond Fund was
known as Invesco Oppenheimer Total Return Bond Fund. On
May 24, 2019, Invesco Oppenheimer Total Return Bond Fund
assumed the assets and liabilities of its predecessor fund
Oppenheimer Total Return Bond Fund.

Invesco Developing Markets Fund*
Prior to September 30, 2020, Invesco Developing Markets Fund
was known as Invesco Oppenheimer Developing Markets Fund.
On May 24, 2019, Invesco Oppenheimer Developing Markets
Fund assumed the assets and liabilities of its predecessor fund
Oppenheimer Developing Markets Fund.

Invesco Discovery Mid Cap Growth Fund*
Prior to September 30, 2020, Invesco Discovery Mid Cap
Growth Fund was known as Invesco Oppenheimer Discovery
Mid Cap Growth Fund. On May 24, 2019, Invesco Oppenheimer
Discovery Mid Cap Growth Fund assumed the assets and
liabilities of its predecessor fund Oppenheimer Discovery Mid
Cap Growth Fund.

Invesco Emerging Markets All Cap Fund
Prior to September 30, 2020, Invesco Emerging Markets All Cap
Fund was known as Invesco Developing Markets Fund. Prior to
April 30, 2010, Invesco Developing Markets Fund was known as
AIM Developing Markets Fund.

Invesco Emerging Markets Innovators Fund*
Prior to September 30, 2020, Invesco Emerging Markets
Innovators Fund was known as Invesco Oppenheimer Emerging
Markets Innovators Fund. On May 24, 2019, Invesco
Oppenheimer Emerging Markets Innovators Fund assumed the
assets and liabilities of its predecessor fund Oppenheimer
Emerging Markets Innovators Fund.

Invesco Emerging Markets Local Debt Fund*
Prior to September 30, 2020, Invesco Emerging Markets Local
Debt Fund was known as Invesco Oppenheimer Emerging
Markets Local Debt Fund. On May 24, 2019, Invesco
Oppenheimer Emerging Markets Local Debt Fund assumed the
assets and liabilities of its predecessor fund Oppenheimer
Emerging Markets Local Debt Fund.

Invesco Emerging Markets Select Equity Fund	Prior to November 1, 2018, Invesco Emerging Markets Select Equity Fund was known as Invesco Emerging Markets Equity Fund.
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Fund Name	Fund History

Invesco Endeavor Fund	Prior to April 30, 2010, Invesco Endeavor Fund was known as AIM Trimark Endeavor Fund.

Invesco Fundamental Alternatives Fund*
Prior to September 30, 2020, Invesco Fundamental Alternatives
Fund was known as Invesco Oppenheimer Fundamental
Alternatives Fund. On May 24, 2019, Invesco Oppenheimer
Fundamental Alternatives Fund assumed the assets and
liabilities of its predecessor fund Oppenheimer Fundamental
Alternatives Fund.

Invesco Global Allocation Fund*
Prior to September 30, 2020, Invesco Global Allocation Fund
was known as Invesco Oppenheimer Global Allocation Fund. On
May 24, 2019, Invesco Oppenheimer Global Allocation Fund
assumed the assets and liabilities of its predecessor fund
Oppenheimer Global Allocation Fund.

Invesco Global Strategic Income Fund*
Prior to September 30, 2020, Invesco Global Strategic Income
Fund was known as Invesco Oppenheimer Global Strategic
Fund. On May 24, 2019, Invesco Oppenheimer Global Strategic
Income Fund assumed the assets and liabilities of its
predecessor fund Oppenheimer Global Strategic Income Fund.

Invesco Greater China Fund	Prior to June 15, 2015, Invesco Greater China Fund was known as Invesco China Fund. Prior to April 30, 2010, Invesco China Fund was known as AIM China Fund.

Invesco Health Care Fund	Prior to April 30, 2018, Invesco Health Care Fund was known as Invesco Global Health Care Fund. Prior to April 30, 2010, Invesco Global Health Care Fund was known as AIM Global Health Care Fund.

Invesco International Bond Fund*
Prior to September 30, 2020, Invesco International Bond Fund
was known as Invesco Oppenheimer International Bond Fund.
On May 24, 2019, Invesco Oppenheimer International Bond
Fund assumed the assets and liabilities of its predecessor fund
Oppenheimer International Bond Fund.

Invesco Macro Allocation Strategy Fund	Prior to July 27, 2016, Invesco Macro Allocation Strategy Fund was known as Invesco Global Markets Strategy Fund.

Invesco Multi-Asset Income Fund	Prior to July 27, 2016, Invesco Multi-Asset Income Fund was known as Invesco Premium Income Fund.

Invesco Pacific Growth Fund	On June 1, 2010, Invesco Pacific Growth Fund assumed the assets and liabilities of Morgan Stanley Pacific Growth Fund Inc.

Invesco Select Companies Fund	Prior to August 1, 2012, Invesco Select Companies Fund was known as Invesco Small Companies Fund. Prior to April 30, 2010, Invesco Small Companies Fund was known as AIM Trimark Small Companies Fund.

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Fund Name	Fund History
Invesco World Bond Factor Fund
Prior to February 28, 2020, Invesco World Bond Factor Fund
was known as Invesco World Bond Fund. Prior to December 1,
2016, Invesco World Bond Fund was known as Invesco
International Total Return Fund.

* All historical financial information and other information contained in this Statement of Additional Information (SAI) relating to each Fund (or any classes thereof) for periods ending on or prior to May 24, 2019 is that of the predecessor fund (or the corresponding classes thereof).
Shares of Beneficial Interest
Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust, in accordance with any applicable provisions of the Trust Agreement and applicable law, subject in certain circumstances  to a contingent deferred sales charge.
The Trust allocates cash and property it receives from the issue or sale of shares, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits and proceeds thereof, to the appropriate Fund, subject only to the rights of creditors of that Fund. These assets constitute the assets belonging to each Fund, are segregated on the Trust’s books, and are charged with the liabilities and expenses of such Fund and its respective classes. The Trust allocates any general liabilities and expenses of the Trust not readily identifiable as belonging to a particular Fund primarily on the basis of relative net assets or other relevant factors, subject to oversight by the Board.
Each share of each Fund represents an equal pro rata interest in that Fund with each other share and is entitled to dividends and other distributions with respect to the Fund, which may be from income, capital gains or capital, as declared by the Board.
Each class of shares of a Fund represents a proportionate undivided interest in the net assets belonging to that Fund.  Differing sales charges and expenses will result in differing net asset values and dividends and distributions.  Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of, or reasonable provision for, the outstanding liabilities of the Fund allocable to such class.
The Trust Agreement provides that each shareholder, by virtue of having become a shareholder of the Trust, is bound by terms of the Trust Agreement and the Trust’s Bylaws. Ownership of shares does not make shareholders third party beneficiaries of any contract entered into by the Trust.
The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or class will be held for any purpose determined by the Board, including from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.
The Trust Agreement provides that the Board may authorize (i) a merger, consolidation or sale of assets (including, but not limited to, mergers, consolidations or sales of assets between two Funds, or between a Fund and a series of any other registered investment company), and (ii) the combination of two or more classes of shares of a Fund into a single class, each without shareholder approval but subject to applicable requirements under the 1940 Act and state law.
Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses.  Only shareholders of a specific class may vote on matters relating to that class’s distribution plan.
Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of the Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a
3

matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with Invesco Advisers, Inc. (the Adviser or Invesco).
When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. There are no automatic conversion rights but each Fund may offer voluntary rights to convert between certain share classes, as described in each Fund’s prospectus. Shares do not have cumulative voting rights in connection with the election of Trustees or on any other matter.
Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of private for-profit corporations organized under Delaware law. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state, which does not recognize such limited liability, were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder personal liability for the debts, liabilities, obligations and expenses of the Trust and requires that every undertaking of the Trust or the Board relating to the Trust or any Fund include a recitation limiting such obligation to the Trust and its assets or to the Funds and the assets belonging thereto. The Trust Agreement provides for indemnification out of the property of a Fund (or Class, as applicable) for all losses and expenses of any shareholder of such Fund held personally liable solely on account of being or having been a shareholder.
The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust or applicable Fund (Disabling Conduct). The Trust’s Bylaws generally provide for indemnification by the Trust of the trustees, officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers with Fund assets. The Trust’s Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of expenses would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.
The Trust Agreement provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or an expert on any topic or in any area (including an audit committee financial expert), or in any other special appointment will not be subject to any greater standard of care or liability because of such position.
The Trust Agreement provides a detailed process for the bringing of derivative actions by shareholders. A shareholder may only bring a derivative action on behalf of the Trust if certain conditions are met. Among other things, such conditions: (i) require shareholder(s) to make a pre-suit demand on the Trustees (unless such effort is not likely to succeed because a majority of the Board or the committee established to consider the merits of such action are not independent Trustees under Delaware law); (ii) require 10% of the beneficial owners to join in the pre-suit demand; and (iii) afford the Trustees a reasonable amount of time to consider the request and investigate the basis of the claims (including designating a committee to consider the demand and hiring counsel or other advisers). These conditions generally are intended to provide the Trustees with the ability to pursue a claim if they believe doing so would be in the best interests of the Trust and its shareholders and to preclude the pursuit of claims that the Trustees determine to be without merit or otherwise not in the Trust’s best interest to pursue.
The Trust Agreement also generally requires that actions by shareholders in connection with or against the Trust or a Fund be brought only in certain Delaware courts and that the right to jury trial be waived to the fullest extent permitted by law.
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Share Certificates
Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued. Any certificates previously issued with respect to any shares are deemed to be cancelled without any requirement for surrender to the Trust.
DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
Classification
The Trust is an open-end management investment company. The following Funds are classified as “diversified” for purposes of the 1940 Act: Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Core Bond Fund, Invesco Developing Markets Fund, Invesco Discovery Mid Cap Growth Fund, Invesco Emerging Markets All Cap Fund, Invesco Emerging Markets Innovators Fund, Invesco Endeavor Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Greater China Fund, Invesco Health Care Fund, Invesco Macro Allocation Strategy Fund, Invesco Multi-Asset Income Fund, Invesco Pacific Growth Fund, Invesco Select Companies Fund, Invesco U.S. Managed Volatility Fund and Invesco World Bond Fund. Invesco Emerging Markets Select Equity Fund, Invesco Emerging Markets Local Debt Fund, Invesco Global Infrastructure Fund and Invesco International Bond Fund are classified as “non-diversified” for purposes of the 1940 Act, which means the Funds can invest a greater percentage of their assets in a small number of issuers or any one issuer than a diversified fund can.
Investment Strategies and Risks
Set forth below are detailed descriptions of the various types of securities and investment techniques that Invesco and/or the Sub-Advisers (as defined herein) may use in managing the Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in each Fund's Prospectus. Where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.
A Fund may invest in all of the following types of investments. A Fund might not invest in all of these types of securities or use all of these techniques at any one time. Invesco and/or the Sub-Advisers may invest in other types of securities and may use other investment techniques in managing the Funds, including those described below for Funds not specifically mentioned as investing in the security or using the investment technique, as well as securities and techniques not described. A Fund's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this SAI, as well as the federal securities laws.
Any percentage limitations relating to the composition of a Fund’s portfolio identified in the Fund’s Prospectus or this SAI apply at the time the Fund acquires an investment. Subsequent changes that result from market fluctuations generally will not require a Fund to sell any portfolio security. However, a Fund may sell its illiquid investments holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Macro Allocation Strategy Fund and Invesco Global Targeted Returns Fund will seek to gain exposure to the commodity market primarily through investments in the Invesco Cayman Commodity Fund I Ltd., Invesco Cayman Commodity Fund III Ltd., Invesco Cayman Commodity Fund V Ltd., and Invesco Cayman Commodity Fund VII Ltd., respectively, wholly owned subsidiaries of Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Macro Allocation Strategy Fund and Invesco Global Targeted Returns Fund, respectively, organized under the laws of the Cayman Islands (the Subsidiaries). Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund,
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Invesco Macro Allocation Strategy Fund and Invesco Global Targeted Returns Fund may each invest up to 25% of their total assets in their respective Subsidiaries.
Invesco Global Allocation Fund and Invesco Fundamental Alternatives Fund will seek to gain exposure to commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds and other exchange-traded products related to gold or other special minerals (“Gold ETFs”) through investments in wholly-owned subsidiaries of the Funds organized under the laws of the Cayman Islands (the Subsidiaries). The Fund may invest up to 25% of its total assets in their respective Subsidiary.
Invesco Global Strategic Income Fund and Invesco International Bond Fund will seek to gain exposure to Regulation S securities through investments in wholly-owned subsidiaries of the Funds organized under the laws of the Cayman Islands (the Subsidiaries). The Funds may each invest up to 25% of their total assets in their respective Subsidiary.
The Funds' investment objectives, policies, strategies and practices described below are non-fundamental and may be changed without approval of the holders of the Funds’ voting securities unless otherwise indicated.
Senior Loans and Other Loans. These investments are referred to as “Senior Loans” in this SAI. Loans typically are arranged through private negotiations between a borrower and one or more financial institutions (Lenders). Usually the Lenders are represented by an agent (Agent), which usually is one of the Lenders. The borrowers may use the proceeds of loans to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings, or for other purposes.
Agents typically are commercial or investment banks that originate loans and invite other parties to join the lending syndicate. In larger transactions, it is common to have several Agents. However, only one Agent usually has primary responsibility for documentation and administration of the loan. Agents are normally paid fees by the borrower for their services. While a Fund can serve as the Agent or co-agent for a loan, a Fund currently does not intend to act as an Agent or co-Agent. Agents, acting on behalf of the Lenders, generally are primarily responsible for negotiating the loan agreement, which establishes the terms and conditions of the loan and the rights of the borrower and the Lenders. A Fund will rely on Agents to collect payments of principal and interest on a loan. A Fund also will rely in part on Agents to monitor compliance by the borrower with the restrictive covenants in the loan agreement and to notify a Fund (or the Lender from whom a Fund has purchased a participation) of any adverse change in the borrower’s financial condition.
Loans may be secured or unsecured. Where a loan is secured, Agents usually monitor the adequacy of assets that collateralize loans. In reliance upon the opinions of their legal counsel, Agents generally are also responsible for determining that the Lenders have obtained a perfected security interest in the collateral securing loans, if any.
Financial difficulties of Agents can pose a risk to a Fund. If an Agent for a particular loan becomes insolvent, a Fund could incur losses in connection with its investment in that loan. An Agent could declare bankruptcy, and a regulatory authority could appoint a receiver or conservator. Should this occur, the assets that the Agent holds under the loan agreement, if any, should continue to be available to the Lenders, including a Fund. A regulator or a court, however, might determine that any such assets are subject to the claims of the Agent’s general or secured creditors. If that occurs, a Fund might incur costs and delays in realizing final payment on a loan, or a Fund might suffer a loss of principal or interest. A Fund may be subject to similar risks when it buys a participation interest in a loan. Most participations purchased by a Fund are structured to be “true sales” of the underlying loan, in which case the loan should not be included in the bankruptcy estate of the participation seller. However, a court might determine that the participation was not in fact a “true sale”, in which case a Fund would be a general unsecured creditor of the participation seller.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases,
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lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
How a Fund Invests in Loans. A Fund may invest in loans in one or more of three ways: a Fund may invest directly in a loan by acting as an original Lender; a Fund may invest directly in a loan by purchasing a loan by an assignment (an “Assignment”) from the Agent or other Lender; or a Fund may invest indirectly in a loan by purchasing a participation interest in a loan (Participation Interest) from an Agent or other Lender. A Fund may also gain exposure to loans indirectly using certain derivative instruments, which is discussed elsewhere in this SAI.
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Original Lender. A Fund can invest in loans, generally “at par” (a price for the loan equal approximately to 100% of a Funded principal amount of the loan, minus any original issue discount) as an original lender. When a Fund is an original lender, it is entitled to receive a return at the full interest rate for the loan. When a Fund is an original lender, it will have a direct contractual relationship with the borrower and will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal or interest.
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Assignments. A Fund may also purchase a loan by assignment. When a Fund purchases a loan by assignment, it typically succeeds to whatever rights and obligations the assigning lender had under the loan agreement and becomes a “lender” under the loan agreement, entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally.
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Participation Interests. These investments represent an undivided, indirect interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan, or are members of the loan syndicate. The participation seller remains as lender of record, and continues to face the borrower, the agent, and the other parties to the loan agreement, while a Fund generally acquires beneficial ownership of the loan. Participation interests are subject to the ongoing counterparty risk of the participation seller as well as the credit risk of the borrower.
While a Fund expects to have access to financial and other information regarding the borrower that has been made available to the lenders under a loan, it may not have such information in connection with participation interests and certain loan assignments. Additionally, the amount of public information available with respect to loans generally will be less extensive than what is available for exchange-listed or otherwise registered securities.
Participation interests involve risks for a Fund. Participation interests are primarily dependent upon the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan. In buying a participation interest, however, a Fund assumes both the credit risk of the borrower and the counterparty risk of the Lender selling the participation interest. As with an assignment or a loan originated by a Fund, there is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, a Fund’s income may be reduced and the value of the investment in the participation interest might also decline. Further, the seller of the participation interest will have no obligation to a Fund other than to pay a Fund the proportionate amount of the principal and interest payments it receives from the borrower. In addition, if the seller of the participation interest fails to perform its obligations, purchasers might incur costs and delays in realizing payment and suffer a loss of principal and/or interest, including in cases where the borrower may have performed its obligation to the Lender that issued the participation (e.g., if the participation seller fails to pass along to a Fund payments received from the borrower). Although most participation interests purchased by a Fund are structured to cause a Fund to become beneficial owner of the relevant loans, and therefore avoid this outcome, if a Lender that sells a Fund a participation interest becomes insolvent, a Fund may be treated as a general creditor of the Lender. As a general creditor, a Fund will have to share the proceeds of the loan with any other creditors of the Lender. A Fund will acquire a participation interest only if the investment adviser determines that the Lender (or other intermediary Participant) selling the participation interest is creditworthy.
A Fund’s rights under a participation interest with respect to a particular loan may be more limited than the rights of original Lenders or of investors who acquire an assignment of that loan. A Fund has the right to
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receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the participation interest and only when the Lender receives the payments from the borrower. In purchasing participation interests, a Fund will usually have a contractual relationship only with the selling institution and not the underlying borrower. A Fund generally will have no right directly to enforce compliance by the borrower with the terms of the related loan agreement, nor will a Fund necessarily have the right to object to certain changes to the loan agreement agreed to by the selling institution.
If a Fund buys a participation interest in a loan, a Fund may be subject to any rights of set-off the borrower has against the selling institution (although recourse to the selling institution may be available in the event of any such set-off). In the event of bankruptcy or insolvency of the borrower, the obligation of the borrower to repay the loan may be subject to certain defenses that can be asserted by the borrower as a result of any improper conduct of the Lender selling the participation (although recourse to the Lender may be available). As a result, a Fund may be subject to delays, expenses and risks that are greater than those that exist when a Fund is an original Lender or assignee, and therefore a participation may be relatively illiquid as compared to a direct investment in a loan because of a smaller universe of investors who are willing to assume these additional risks present in a participation.
Fees. A Fund may be required to pay and may receive various fees and commissions in connection with purchasing, selling and holding interests in loans. Borrowers typically pay three kinds of fees to Lenders: facility fees (which may be structured as original issue discount) when a loan is originated; commitment fees on an ongoing basis based on the unused portion of a loan commitment; and prepayment penalties when a borrower prepays a loan.
A Fund receives these fees directly from the borrower if a Fund is an original Lender or, in the case of commitment fees and prepayment penalties, if a Fund acquires an assignment. Whether a Fund receives a facility fee in the case of an assignment or participation interest depends on negotiations between a Fund and the Lender selling the interests.
When a Fund buys an assignment or a participation, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the assignment, to the lender selling the assignment or the participant. Occasionally, the selling lender pays a fee to the assignee or the participant. If a Fund assigns a loan or sells a participation, it may be required to pass along to a buyer a portion of any interest and fees that a Fund would otherwise be entitled to. In addition, in the case of an assignment, a Fund may be required to pay a transfer fee to the lending agent. If a Fund sells a participation Interest, a Fund may be required to pay a transfer fee to the Lender that holds the nominal interest in the loan.
Highly Leveraged Transactions and Insolvent Borrowers. A Fund can invest in loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit risks than other loans. Highly leveraged loans and loans in default also may be less liquid than other loans. If a Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
A Fund can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, a Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding against a borrower could delay or limit the ability of a Fund to collect the principal and interest payments on that borrower’s loans. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to a Fund. For example:
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Other creditors might convince the court to set aside a loan or the collateralization of the loan as a “fraudulent conveyance” or “preferential transfer.” In that event, the court could recover from a Fund the interest and principal payments that the borrower made before becoming insolvent. There can be no assurance that a Fund would be able to prevent that recapture.
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A bankruptcy court may restructure the payment obligations under the loan so as to reduce the amount to which a Fund would be entitled.
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The court might discharge the amount of the loan that exceeds the value of the collateral or assets to which the lenders have recourse.
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The court could subordinate a Fund’s rights to the rights of other creditors of the borrower under applicable law.
Borrower Covenants and Lender Rights. Loan agreements generally have contractual terms designed to protect Lenders. Loan agreements often include restrictive covenants that limit the activities of the borrower. A restrictive covenant is a promise by the borrower not to take certain actions that might impair the rights of Lenders. Those covenants typically require the scheduled payment of interest and principal and may include restrictions on dividend payments and other distributions to the borrower’s shareholders, provisions requiring the borrower to maintain specific financial ratios or relationships and limits on the borrower’s total debt. In addition, a covenant may require the borrower to prepay the loan or debt obligation with any excess cash flow, proceeds of asset sales or casualty insurance, or other available cash. Excess cash flow generally includes net cash flow after scheduled debt service payments and permitted capital expenditures, among other things, as well as the proceeds from asset dispositions or sales of securities. A breach of a covenant (after the expiration of any cure period) in a loan agreement that is not waived by the Agent and the Lenders normally is an event of default, permitting acceleration of the loan. This means that the Agent has the right to demand immediate repayment in full of the outstanding loan. If a loan is not paid when due, or if upon acceleration of a loan, the borrower fails to repay principal and accrued (but unpaid) interest in full, this failure may result in a reduction in value of the loan (and possibly a Fund’s net asset value).
Lenders typically have certain voting and consent rights under a loan agreement. Action subject to a Lender vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of a loan. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a loan, or releasing collateral for the loan, frequently requires the unanimous vote or consent of all Lenders affected.
If a Fund is not a direct lender under the loan because it has invested via a participation, derivative or other indirect means, a Fund may not be entitled to exercise some or all of the Lender rights described in this section.
Delayed Draw Loans. A Fund may have obligations under a loan agreement to make disbursements of loans after the initial disbursement in certain circumstances, for example if the loan was partially “unfunded” at the time a Fund invested or if there otherwise is an ongoing commitment from the lenders to disburse further loans. A Fund intends to establish a reserve against such contingent obligations by identifying on its books cash or other liquid assets. A Fund will not purchase a loan that would require a Fund to make additional loans if as a result of that purchase all of a Fund’s additional loan commitments in the aggregate would cause a Fund to fail to meet any applicable asset segregation requirements.
Delayed Settlement. Compared to securities and to certain other types of financial assets, purchases and sales of loans, including via participation, take relatively longer to settle. This is partly due to the nature of loans, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, dealers frequently insist on matching their purchases and sales, which can lead to delays in a Fund’s settlement of a purchase or sale in circumstances where the dealer’s corresponding transaction with another party is delayed. Dealers will also sometimes sell loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase.
This extended settlement process can (i) increase the counterparty credit risk borne by a Fund; (ii) leave a Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay a Fund from realizing the proceeds of a sale of a loan; (iv) inhibit a Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving a Fund more exposed to price fluctuations); (v) prevent a
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Fund from timely collecting principal and interest payments; and (vi) expose a Fund to adverse tax or regulatory consequences.
The Loan Syndications and Trading Association (the “LSTA”) has promulgated a “delay compensation” provision in its standard loan documentation that mitigates the direct risk of permanently losing interest payments as a result of delayed settlement by causing interest to begin to accrue for the buyer’s account after the seventh business day following the trade date (for distressed trades, the twentieth business day). However, this does not mitigate the other risks of delayed settlement. In addition, the mechanism itself can result in opportunistic behavior: A seller, having locked in its trade, might delay closing for seven business days in order to maximize its interest collections, even if it could have closed earlier, while a buyer may no longer feel any pressure to close at all, since interest is accruing for its benefit, and may choose to use its cash elsewhere. The LSTA has further attempted to put an outer limit on long, unjustified settlement delays by promulgating “buy-in/sell-out” provisions that allow a party to enter into a “cover” trade if the other party refuses to close. However, these provisions are complicated, time-consuming, and little-used, and are in any event not triggered until the fifteenth business day after the trade date (for distressed trades, the fiftieth business day). To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, a Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.
Equity Investments
Each Fund may invest in all of the following types of equity investments:
Common Stock. Common stock is issued by a company principally to raise cash for business purposes and represents an equity or ownership interest in the issuing company. Common stockholders are typically entitled to vote on important matters of the issuing company, including the selection of directors, and may receive dividends on their holdings. A Fund participates in the success or failure of any company in which it holds common stock. In the event a company is liquidated or declares bankruptcy, the claims of bondholders, other debt holders, owners of preferred stock and general creditors take precedence over the claims of those who own common stock.
The prices of common stocks change in response to many factors including the historical and prospective earnings of the issuing company, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Developing Markets Fund and Invesco Emerging Markets Innovators Fund have no limit on the amount of their respective net assets that may be invested in small, unseasoned companies.
Preferred Stock. Preferred stock, unlike common stock, often offers a specified dividend rate payable from a company’s earnings. Preferred stock also generally has a preference over common stock on the distribution of a company’s assets in the event the company is liquidated or declares bankruptcy; however, the rights of preferred stockholders on the distribution of a company’s assets in the event of a liquidation or bankruptcy are generally subordinate to the rights of the company’s debt holders and general creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
Some fixed rate preferred stock may have mandatory sinking fund provisions which provide for the stock to be retired or redeemed on a predetermined schedule, as well as call/redemption provisions prior to maturity, which can limit the benefit of any decline in interest rates that might positively affect the price of preferred stocks. Preferred stock dividends may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals.
Equity-Linked Securities. Equity-linked securities are instruments whose value is based upon the value of one or more underlying equity securities, a reference rate or an index. Equity-linked securities come in
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many forms and may include features, among others, such as the following: (i) may be issued by the issuer of the underlying equity security or by a company other than the one to which the instrument is linked (usually an investment bank), (ii) may convert into equity securities, such as common stock, within a stated period from the issue date or may be redeemed for cash or some combination of cash and the linked security at a value based upon the value of the underlying equity security within a stated period from the issue date, (iii) may have various conversion features prior to maturity at the option of the holder or the issuer or both, (iv) may limit the appreciation value with caps or collars of the value of the underlying equity security and (v) may have fixed, variable or no interest payments during the life of the security which reflect the actual or a structured return relative to the underlying dividends of the linked equity security. Investments in equity-linked securities may subject a Fund to additional risks not ordinarily associated with investments in other equity securities. Because equity-linked securities are sometimes issued by a third party other than the issuer of the linked security, a Fund is subject to risks if the underlying equity security, reference rate or index underperforms or if the issuer defaults on the payment of the dividend or the common stock at maturity. In addition, the trading market for particular equity-linked securities may be less liquid, making it difficult for a Fund to dispose of a particular security when necessary and reduced liquidity in the secondary market for any such securities may make it more difficult to obtain market quotations for valuing the Fund’s portfolio.
Convertible Securities. Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.
A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference or priority on an issuer’s balance sheet. To the extent that a Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.
Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.
The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion
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value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.
If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund’s financial reporting, credit rating and investment limitation purposes.
Contingent Convertible Securities (CoCos). CoCos (also referred to as contingent capital securities) are a form of hybrid fixed income security typically issued by non-U.S. banks that may either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage upon the occurrence of a “trigger” event, such as if (a) the issuer’s capital ratio falls below a specified level or (b) certain regulatory events, such as a change in regulatory capital requirements, affect the issuer’s continued viability. Unlike traditional convertible securities, the conversion is not voluntary and the equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements.
CoCos are subject to credit, interest rate and market risks associated with fixed income and equity securities generally, along with risks typically applicable to convertible securities. CoCos are also subject to loss absorption risk because coupon payments can potentially be cancelled or deferred at the issuer’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses. Additionally, certain call provisions permit an issuer to repurchase CoCos if the regulatory environment or tax treatment of the security (e.g., tax deductibility of interest payments) changes. This may result in a potential loss to the Fund if the price at which the issuer calls or repurchases the CoCos is lower than the initial purchase price by the Fund.
CoCos are subordinate in rank to traditional convertible securities and other debt obligations of an issuer in the issuer’s capital structure, and therefore, CoCos entail more risk than an issuer’s other debt obligations.
CoCos are generally speculative and their market value may fluctuate based on a number of unpredictable factors, including, but not limited to, the creditworthiness of the issuer and/or fluctuations in the issuer’s capital ratios, supply and demand for CoCos, general market conditions and available liquidity, and economic, financial and political events affecting the particular issuer or markets in general.
Enhanced Convertible Securities. “Enhanced” convertible securities are equity-linked hybrid securities that automatically convert to equity securities on a specified date. Enhanced convertibles have been designed with a variety of payoff structures, and are known by a variety of different names. Three features common to enhanced convertible securities are (i) conversion to equity securities at the maturity of the convertible (as opposed to conversion at the option of the security holder in the case of ordinary convertibles); (ii) capped or limited appreciation potential relative to the underlying common stock; and (iii) dividend yields that are typically higher than that on the underlying common stock. Thus, enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock. Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security’s term or at maturity.
Synthetic Convertible Securities. A synthetic convertible security is a derivative position composed of two or more distinct securities whose investment characteristics, taken together, resemble those of traditional convertible securities, i.e., fixed income and the right to acquire the underlying equity security. For example, a
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Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a security or index.
Synthetic convertibles are typically offered by financial institutions in private placement transactions and are typically sold back to the offering institution. Upon conversion, the holder generally receives from the offering institution an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security. Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security, including the ability to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the Adviser determines that such a combination would better further a Fund’s investment goals. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately.
The holder of a synthetic convertible faces the risk that the price of the stock or the level of the market index underlying the convertibility component will decline. In addition, in purchasing a synthetic convertible security, a Fund may have counterparty risk with respect to the financial institution or investment bank that offers the instrument.
Alternative Entity Securities. The Funds may invest in alternative entity securities. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.
Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, exchange-traded fund, exchange-traded note, or an index or basket of securities (underlying securities)) and a related equity derivative, such as a put or call option. Generally, when purchasing an ELN, a Fund pays the counterparty the current value of the underlying securities plus a commission. Upon the maturity of the note, the Fund generally receives the par value of the note plus a return based on the appreciation of the underlying securities. If the underlying securities have depreciated in value or if their price fluctuates outside of a preset range, depending on the type of ELN, the Fund may receive only the principal amount of the note, or may lose the entire principal invested in the ELN. ELNs are available with an assortment of features, including periodic coupon payments; limitations on participation in the appreciation of the underlying securities; and different protection levels on the Fund’s principal investment. ELNs are generally in two types: (1) those that provide for protection of a Fund’s principal in exchange for limited participation in the appreciation of the underlying securities, and (2) those that do not provide for such protection and subject a Fund to the risk of loss of its principal investment.
Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. A downgrade or impairment to the credit rating of the issuer may also negatively impact the price of the ELN. The Fund may also experience liquidity issues when investing in ELNs, as ELNs are generally designed for the over-the-counter institutional investment market. The secondary market for ELNs may be limited, and the lack of liquidity may make ELNs difficult to sell at a desirable time and price and value. The price of an ELN may not correlate with the price of the underlying securities or a fixed-income investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends. The Adviser’s ability to accurately forecast movements in the underlying securities will determine the success of the Fund’s ELNs investments. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment.
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Foreign Investments
Foreign Securities. Each Fund may invest in foreign securities. Invesco Balanced-Risk Allocation Fund, Invesco Greater China Fund, Invesco Developing Markets Fund, Invesco Emerging Markets Select Equity Fund, Invesco Macro Allocation Strategy Fund, Invesco Multi-Asset Income Fund and Invesco Pacific Growth Fund may invest up to 100% of their net assets in foreign securities. Invesco Health Care Fund and Invesco World Bond Factor Fund may invest substantially all of their assets in foreign securities. Invesco Endeavor Fund and Invesco Select Companies Fund may each invest up to 25% of its net assets in foreign securities. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying securities of foreign issuers (foreign securities). ADRs are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. ADRs are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. GDRs are bank certificates issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. GDRs trade as domestic shares but are offered for sale globally through the various bank branches. GDRs are typically used by private markets to raise capital and are denominated in either U.S. dollars or foreign currencies. EDRs are similar to ADRs and GDRs, except they are typically issued by European banks or trust companies, denominated in foreign currencies and designed for use outside the U.S. securities markets. ADRs, EDRs and GDRs entitle the holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs, EDRs or GDRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs, EDRs or GDRs that are “sponsored” are those where the foreign corporation whose shares are represented by the ADR, EDR or GDR is actively involved in the issuance of the ADR, EDR or GDR and generally provides material information about the corporation to the U.S. market. An “unsponsored” ADR, EDR or GDR program is one where the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR, EDR or GDR may not reflect important facts known only to the foreign company.
Foreign debt securities include corporate debt securities of foreign issuers, certain foreign bank obligations (see “Bank Instruments”) and U.S. dollar or foreign currency denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities (see “Foreign Government Obligations”), international agencies and supranational entities.
The Funds consider various factors when determining whether a company is in a particular country or in a particular region/continent, including whether (1) it is organized under the laws of a country or in a country in a particular region/continent; (2) it has a principal office in a country or in a country in a particular region/continent; (3) it derives 50% or more of its total revenues from businesses in a country or in a country in a particular region/continent; and/or (4) its securities are traded principally on a security exchange, or in an over-the-counter (OTC) market, in a particular country or in a country in a particular region/continent.
Investments by a Fund in foreign securities, including ADRs, EDRs and GDRs, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below in addition to those accompanying an investment in issuers in the United States.
Currency Risk. The value in U.S. dollars of a Fund’s non-dollar-denominated foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.
Political and Economic Risk. The economies of many of the countries in which the Fund may invest may not be as developed as that of the United States’ economy and may be subject to significantly different forces. Political, economic or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.
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Regulatory Risk. Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls and disclosure requirements imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to Funds' shareholders.
There is generally less government supervision and regulation of securities exchanges, brokers, dealers, and listed companies in foreign countries than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets may also have different clearance and settlement procedures. If a Fund experiences settlement problems, it may result in temporary periods when a portion of the Fund’s assets are uninvested and could cause the Fund to miss attractive investment opportunities or a potential liability to the Fund arising out of the Fund’s inability to fulfill a contract to sell such securities.
Market Risk. Investing in foreign markets generally involves certain risks not typically associated with investing in the United States. The securities markets in many foreign countries will have substantially lower trading volume than the U.S. markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Obtaining and/or enforcing judgments in foreign countries may be more difficult, and there is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, each of which may make it more difficult to enforce contractual obligations. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may also be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.
Invesco Developing Markets Fund, Invesco Discovery Mid Cap Growth Fund and Invesco Emerging Markets Innovators Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.
Risks of Developing/Emerging Markets Countries. The Funds may invest in securities of companies located in developing and emerging markets countries. Each of Invesco Greater China Fund, Invesco Developing Markets Fund, Invesco Emerging Markets Select Equity Fund and Invesco Pacific Growth Fund may invest up to 100% of its net assets in securities of companies located in developing and emerging market countries. Invesco World Bond Factor Fund may invest substantially all of its net assets in securities of companies located in developing and emerging countries. Invesco Global Infrastructure Fund may invest up to 25%, Invesco Health Care Fund may invest up to 20%, Invesco Endeavor Fund may invest up to 15% and Invesco Select Companies Fund may invest up to 5%, of their respective net assets in securities of companies located in developing and emerging markets countries. Unless a Fund’s prospectus includes a different definition, the Fund considers developing and emerging markets countries to be those countries that are (i) generally recognized to be an emerging market country by the international financial community, including the World Bank, or (ii) determined by the Adviser to be an emerging market country. As of the date of this SAI, the Adviser considers “emerging markets countries” to generally include every country in the world except those countries included in the MSCI World Index. The Adviser has broad discretion to identify countries that it considers to be emerging markets countries and may consider various factors in determining whether to classify a country as an emerging market country, including a country’s relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors the Adviser believes to be relevant. Because emerging markets equity and emerging markets debt are distinct asset classes, a country may be deemed an emerging market country with respect to its equity only, its debt only, both its equity and debt, or neither.
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Investments in developing and emerging markets countries present risks in addition to, or greater than, those presented by investments in foreign issuers generally, and may include the following risks:
i. Restriction, to varying degrees, on foreign investment in stocks;
ii. Repatriation of investment income, capital, and the proceeds of sales in foreign countries may require foreign governmental registration and/or approval;
iii. Greater risk of fluctuation in the value of foreign investments due to changes in currency exchange rates, currency control regulations or currency devaluation. In addition, there may be higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes;
iv. Inflation and rapid fluctuations in inflation rates may have negative effects on the economies and securities markets of certain developing and emerging markets countries;
v. Many of the developing and emerging markets countries’ securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility;
vi. There is a risk in developing and emerging markets countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies;
vii. Investments in such securities markets may be subject to unexpected market closures;
viii. The taxation systems at the federal, regional and local levels in developing or emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Developing or emerging market countries may also have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources;
ix. Less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in developing or emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue; and
x. Less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in developing or emerging markets may be limited which can impede the Fund's ability to evaluate such companies. In addition, certain developing or emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain developing or emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of developing or emerging market issuers meet PCAOB standards.
Frontier Markets. The risks associated with investments in frontier market countries include all the risks associated with investments in developing and emerging markets. These risks are magnified for frontier market countries because frontier markets countries generally have smaller economies, even less developed capital markets, and are traditionally less accessible than traditional emerging and developing markets. As a result, investments in companies in frontier markets countries are generally subject to a higher risk of loss than investments in companies in traditional emerging and developing market countries due to less developed securities markets, different settlement procedures, greater price volatility, less developed governments and economies, more government restrictions, and the limited ability of foreign entities to participate in certain privatization programs. Investments in companies operating in frontier market countries are highly speculative in nature.
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Investment in the Private Fund. The Invesco Developing Markets Fund may invest up to 10% of its net assets in a private investment vehicle organized under Delaware law (the “Private Fund”). The Private Fund seeks long term capital appreciation by investing primarily in companies established or operating in the People’s Republic of China. It is expected that the Private Fund will invest a significant portion of its assets in class A-shares of Chinese companies (“China A Shares”) and other securities available to investors holding a Qualified Foreign Institutional Investor (“QFII”) license in order to be classified and regulated as an “open-end Private Fund” for purposes of Chinese regulations. The Private Fund may also invest in shares or other financial instruments listed, quoted or traded on any China or Hong Kong stock exchange which have a significant proportion of their ownership, assets or other interests in China, or other investments. Such other financial instruments may include, without limitation, class B-shares of Chinese companies listed in China and shares of Hong Kong-listed companies with a Chinese parent. In addition, although it is not currently expected to do so, the Private Fund may invest a portion of its assets in certain exchanged-traded and over-the-counter financial instruments from countries other than China.
Because the Invesco Developing Markets Fund may invest a portion of its assets in the Private Fund, which may hold certain of the investments described in the Fund’s prospectus and this SAI, the Fund may be considered to be investing indirectly in those investments through the Private Fund. Therefore, references in each Fund’s prospectus and in this SAI to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Private Fund.
The Private Fund is not registered under the 1940 Act and is not subject to its investor protections, except as noted in each Fund’s prospectus or this SAI. The Fund, as a shareholder of the Private Fund, does not have all of the protections offered by the 1940 Act. However, the Private Fund is controlled by Invesco Developing Markets Fund and managed by its managing member (the “Managing Member”), OppenheimerFunds, Inc., which also serves as each Fund’s Sub-Adviser. Therefore, Invesco Developing Markets Fund’s ownership of the Private Fund make it unlikely that the Private Fund would take action contrary to the interests of the Fund or its shareholders.
The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its expected investment in the Private Fund, and the Fund’s role as a shareholder of the Private Fund. The Fund applies its investment restrictions and compliance policies and procedures on a look-through basis to the Private Fund, including, without limitation, those restrictions, policies and procedures relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Private Fund’s portfolio investments and interests in the Private Fund.
Investing in securities of Chinese companies involves certain risks and considerations not typically associated with investing in securities of U.S. issuers. The heavy concentration of market capitalization and trading volume in a small number of Chinese companies representing a limited number of industries may result in fewer investment opportunities. The small size of the market for Chinese securities and a low volume of trading for certain issues could also result in a lack of liquidity and in price volatility. Investments in Chinese securities are subject to currency devaluations and other currency exchange rate fluctuations, and there may be an insufficient market to engage in hedging transactions to minimize renminbi foreign exchange risk. The nature and extent of intervention by the Chinese government in the Chinese securities markets may have an adverse impact on investments in Chinese securities. Further, limitations on the use of brokers, higher rates of inflation, greater political, economic and social uncertainty, governmental restrictions on potential investment opportunities, custody requirements, and investment and repatriation restrictions may pose risks to investments in Chinese securities. In addition, accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made. Less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. There is also generally less governmental regulation of the securities industry in China, and less enforcement of regulatory provisions relating thereto, than in the United States. Moreover, it may be more difficult to obtain a judgment in a court outside the United States. Investments in Chinese securities may be subject to withholding taxes, as well as currency repatriation restrictions imposed by the government of China from time to time. The Chinese system of taxation is not as well settled as that of non-emerging market countries and changes in the Chinese tax system may have
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retroactive effects. The inability of the PCAOB to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Further, the Private Fund may invest substantially all of its assets in a limited number of issuers or a single issuer. To the extent that it does so, the value of its investments may be affected to a greater extent by adverse conditions affecting such issuers.
Risks of Investments in China A-shares through the Stock Connect Program. The Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect program (both programs collectively referred to as the Connect Program) are securities trading and clearing programs through which the Funds can trade eligible listed China A-shares. The Connect Program is subject to quota limitations and an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through the Connect Program and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Connect Program. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Connect Program. Because the Connect Program is in its early stages, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Connect Program is subject to regulations promulgated by regulatory authorities for the Shanghai Stock Exchange, the Stock Exchange of Hong Kong Limited, and the Shenzhen Stock Exchange, and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that all three exchanges will continue to support the Connect Program in the future.
Investments in China A-shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of the Shanghai Stock Exchange and the Shenzhen Stock Exchange defaulted, a Fund may not be able to recover fully its losses from the depositary or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Connect Program in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, the Funds investing through the Connect Program must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. The existence of a liquid trading market for China A-shares may depend on whether there is supply of, and demand for, such China A-shares. Market volatility and settlement difficulties in the China A-shares markets may also result in significant fluctuations in the prices of the securities traded on such markets.
China A-shares purchased through the Connect Program are held in nominee name and not the Fund’s name as the beneficial owner. It is possible, therefore, that a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a Fund may not be able to participate in corporate actions affecting China A-shares held through the Connect Program due to time constraints or for other operational reasons.
Trades on the Connect Program are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a Fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a Fund may use to execute trades. If an investor holds 5% or more of the total shares issued by a China A-share issuer, whether or not such shares were acquired through the Stock Connect Program, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If a Fund holds 5% or more of the total shares of a China A-share issuer through its Connect Program investments, its profits may be subject to these limitations. All accounts managed by the Adviser and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund's profits may be subject to these limitations.
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Unique Economic and Political Risks of Investing in Greater China. Investments in companies located or operating in Greater China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with the mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions, quota limitations, and clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the United States, as each country has recently imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund. The inability of the PCAOB to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Risks of Investments in the China Interbank Bond Market through the Bond Connect Program. Certain Funds may invest in China onshore bonds traded on the China Interbank Bond Market (“CIBM”) through the China – Hong Kong Bond Connect Program (“Bond Connect”). In China, the Hong Kong Monetary Authority Central Moneymarkets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Funds) in accounts maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). This recordkeeping system subjects a Fund to various risks, including the risks of settlement delays and counterparty default of the China custodian and Hong Kong custody agent. In addition, the Fund may have a limited ability to enforce rights as a bondholder because enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experience in applying the concept of beneficial ownership.
Bond Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in Hong Kong. As a result, prices of securities purchased through Bond Connect may
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fluctuate at times when the Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through Bond Connect at any time. If Bond Connect securities lose their eligibility for trading through Bond Connect, they may be sold but can no longer be purchased through Bond Connect.
Because Bond Connect trades are settled in RMB, the Funds investing through Bond Connect must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds on the CIBM may result in prices of such bonds fluctuating significantly, exposing a Fund to liquidity and volatility risks. The bid-ask spreads of the prices of such securities may be large, and a Fund may therefore incur significant costs and may suffer losses when selling such investments. Bonds traded on the CIBM may be difficult or impossible to sell, which may impact a Fund’s ability to acquire or dispose of such securities at their expected prices.
Bond Connect is relatively new and its effects on the Chinese interbank bond market are uncertain. Trading through Bond Connect is performed through newly developed trading platforms and operational systems, and in the event of systems malfunctions or extreme market conditions, trading via Bond Connect could be disrupted. There can be no assurance as to Bond Connect’s continued existence or whether future developments regarding Bond Connect (including further interpretation and guidance provided by regulators in Hong Kong and China) may restrict or adversely affect the Fund’s investments or returns. Finally, uncertainties in China tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for a Fund.
Foreign Government Obligations. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above under “Foreign Securities”. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as “Brady Bonds.” The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor’s ability or willingness to service its debts.
Passive Foreign Investment Companies. Under U.S. tax laws, passive foreign investment companies (PFICs) are those foreign corporations which generate primarily “passive” income. Passive income is defined as any income that is considered foreign personal holding company income under the Internal Revenue Code. For federal tax purposes, a foreign corporation is deemed to be a PFIC if 75% or more of its gross income during a taxable year is passive income or if 50% or more of its assets during a taxable year are assets that produce, or are held to produce, passive income.
Foreign mutual funds are generally deemed to be PFICs, since nearly all of the income of a mutual fund is passive income. Foreign mutual funds investments may be used to gain exposure to the securities of companies in countries that limit or prohibit direct foreign investment; however, investments in foreign mutual funds by a Fund are subject to limits under the Investment Company Act.
Other types of foreign corporations may also be considered PFICs if their percentage of passive income or passive assets exceeds the limits described above. Unless a Fund makes an election with respect to its investment in a PFIC, which election may not always be possible, income from the disposition of a PFIC investment and from certain PFIC distributions may be subject to adverse tax treatment. The application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund to tax on certain
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income from PFIC shares. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Although every effort is made to ensure compliance with federal tax reporting requirements for these investments, foreign corporations that are PFICs for federal tax purposes may not always be recognized as such or may not provide a Fund with all information required to report, or make an election with respect to, such investment.
A foreign issuer will not be treated as a PFIC with respect to a shareholder if such issuer is a controlled foreign corporation for U.S. federal income tax purposes (CFC) and the shareholder holds (directly, indirectly, or constructively) 10% or more of the voting interests in or total value of such issuer. In such a case, the shareholder generally would be required to include in gross income each year, as ordinary income, its share of certain amounts of a CFC’s income, whether or not the CFC distributes such shareholder’s share of such amounts to it. Under proposed regulations, such income will be considered “qualifying income” for purposes of a shareholder’s qualification as a regulated investment company only to the extent such income is timely distributed to that shareholder.
Additional risks of investing in other investment companies are described under “Other Investment Companies.”
Foreign Exchange Transactions. Each Fund that may invest in foreign currency-denominated securities and has the authority to purchase and sell put and call options on foreign currencies (foreign currency options), foreign currency futures contracts and related options, and currency-related swaps and may engage in foreign currency transactions either on a spot (i.e., for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts (see “Forward Foreign Currency Contracts”). The use of these instruments may result in a loss to a Fund if the counterparty to the transaction (particularly with respect to OTC derivatives, as discussed further below) does not perform as promised, including because of such counterparty’s bankruptcy or insolvency.
The Funds will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion. In addition, dealers may realize a profit based on the difference between the prices at which they buy and sell various currencies in the spot and forward markets.
A Fund will generally engage in these foreign exchange transactions in order to complete a purchase or sale of foreign currency denominated securities. The Funds may also use foreign currency options, forward foreign currency contracts, foreign currency futures contracts and currency-related swap contracts to increase or reduce exposure to a foreign currency, to shift exposure from one foreign currency to another in a cross currency hedge  or to enhance returns. These transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currencies; however, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Open positions in forward foreign currency contracts used for non-hedging purposes will be covered by the segregation of a sufficient amount of liquid assets.
A Fund may purchase and sell foreign currency futures contracts and purchase and write foreign currency options to increase or decrease its exposure to different foreign currencies. A Fund may also purchase and write foreign currency options in connection with foreign currency futures contracts or forward foreign currency contracts. Foreign currency futures contracts are traded on exchanges and have standard contract sizes and delivery dates. Most foreign currency futures contracts call for payment or delivery in U.S. dollars. The uses and risks of foreign currency futures contracts are similar to those of futures contracts relating to securities or indices (see “Futures Contracts”). Foreign currency futures contracts’ values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the Fund’s investments.
Whether or not any hedging strategy will be successful is highly uncertain, and use of hedging strategies may leave a Fund in a less advantageous position than if a hedge had not been established. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward foreign currency contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Invesco’s or the Sub-Advisers’ predictions regarding the movement of foreign currency or securities markets prove inaccurate.
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Certain Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Foreign exchange transactions may involve some of the risks of investments in foreign securities. For a discussion of tax considerations relating to foreign currency transactions, see “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Foreign currency transactions.”
Under definitions adopted by the Commodity Futures Trading Commission (CFTC) and the U.S. Securities and Exchange Commission (SEC), non-deliverable foreign exchange forwards and OTC foreign exchange options are considered “swaps.” These instruments are therefore included in the definition of “commodity interests” for purposes of determining whether the Funds' service providers qualify for certain exemptions and exclusions from regulation by the CFTC. Although forward foreign currency contracts have historically been traded in the OTC market, as swaps they may in the future be regulated to be centrally cleared and traded on public facilities. For more information, see “Forward Foreign Currency Contracts” and “Swaps.”
Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers. Invesco U.S. Managed Volatility Fund may invest in floating rate loans that are made to and floating rate debt securities that are issued by non-U.S. borrowers, provided that the loans are U.S. dollar-denominated or otherwise provide for payment in U.S. dollars, and any such borrower meets the credit quality standards established by Invesco and the Sub-Advisers for U.S. borrowers. The Fund similarly may invest in floating rate loans and floating rate debt securities made to and issued by U.S. borrowers with significant non-U.S. dollar-denominated revenue, provided that the loans are U.S. dollar-denominated or otherwise provide for payment to the Fund in U.S. dollars. In cases where the floating rate loans or floating rate debt securities are not denominated in U.S. dollars, provisions will be made for payments to the lenders, including the Funds, in U.S. dollars pursuant to foreign currency swapsor the currency risk of the transaction will be hedged using forward foreign currency contracts.
Foreign Bank Obligations. Foreign bank obligations include certificates of deposit, banker’s acceptances and fixed time deposits and other obligations (a) denominated in U.S. dollars and issued by a foreign branch of a domestic bank (Eurodollar Obligations), (b) denominated in U.S. dollars and issued by a domestic branch of a foreign bank (Yankee dollar Obligations), or (c) issued by foreign branches of foreign banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
Exchange-Traded Funds
Exchange-Traded Funds (ETFs). Each Fund may purchase shares of ETFs. Most ETFs are registered under the 1940 Act as investment companies, although others may not be registered as investment companies and are registered as commodity pools. Therefore, a Fund’s purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed under “Other Investment Companies.” ETFs have management fees, which increase their cost. The Fund may invest in ETFs advised by unaffiliated advisers as well as ETFs advised by Invesco Capital Management LLC (Invesco Capital). Invesco, the Sub-Advisers and Invesco Capital are affiliates of each other as they are all indirect wholly-owned subsidiaries of Invesco Ltd.
Generally, ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the performance of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. Furthermore, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index. Some ETFs are actively managed and instead of replicating a particular index they seek to outperform it, or outperform a basket of securities or price of a commodity or currency.
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Only Authorized Participants (APs) may engage in creation or redemption transactions directly with ETFs. ETF shares are sold to and redeemed by APs at net asset value only in large blocks called creation units and redemption units, respectively. Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for ETF shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an ETF and no other AP is able to step forward to create or redeem units of an ETF, an ETF’s shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts and/or delisting. ETF shares may be purchased and sold by all other investors in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Exchange-Traded Notes
Exchange-Traded Notes (ETNs). ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs (directly or through its respective Subsidiary) it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by a Fund or its respective Subsidiary to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.
ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (IRS) will accept, or a court will uphold, how a Fund or its respective Subsidiary characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.
An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.
The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.
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Debt Investments
U.S. Government Obligations. U.S. Government obligations are obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and include, bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations.
U.S. Government obligations may be, (i) supported by the full faith and credit of the U.S. Treasury, (ii) supported by the right of the issuer to borrow from the U.S. Treasury, (iii) supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a Fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has provided financial support to Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of FNMA, FHLMC and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest. Any downgrade of the credit rating of the securities issued by the U.S. Government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.
Event-Linked Bonds. The Funds may invest in “event-linked” bonds or interests in trusts and other pooled entities that invest primarily or exclusively in event-linked bonds, including entities sponsored and/or advised by Invesco or its affiliates.
Event-linked bonds, including “catastrophe” bonds and other insurance-linked securities, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. In some cases, the trigger event will not be deemed to have occurred unless the event is of a certain magnitude (based on, for example, scientific readings) or causes a certain measurable amount of loss to the issuer, a particular industry group or a reference index. If the trigger event occurs prior to maturity, a Fund may lose all or a portion of its principal and additional interest. A Fund may also invest in similar bonds where the Fund may lose all or a portion of its principal and additional interest if the mortality rate in a geographic area exceeds a stated threshold prior to maturity whether or not a particular catastrophic event has occurred. Event-linked bonds include the universe of insurance-linked securities, including privately-placed event-linked securities including sidecards, collateralized reinsurance and industry loss warranties. Some of these investments are illiquid but they are event-linked in that they default as a result of an event or series of events.
Event-linked bonds may be issued by government agencies, insurance companies, reinsurers, and financial institutions, among other issuers, or special purpose vehicles associated with the foregoing. Often event-links bonds provide for extensions of maturity in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred. An extension of maturity may increase a bond’s volatility.
Event-linked bonds may expose a Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. Lack of a liquid market may result in higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated by one or more nationally recognized statistical rating organizations and a Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.
The issuers of the event-linked bonds in which a Fund will invest are generally treated as PFICs for U.S. income tax purposes. For more information about PFICs, see “Passive Investment Foreign Corporations.”
Inflation-Indexed Bonds . Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and
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some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (CPI) accruals as part of a semiannual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semiannual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Temporary Investments. Each Fund may invest a portion of its assets in affiliated money market funds or in other types of money market instruments in which those funds would invest or other short-term U.S. Government securities for cash management purposes. Each Fund may invest up to 100% of its assets in investments that may be inconsistent with the Fund’s principal investment strategies for temporary defensive purposes in anticipation of or in response to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. As a result, the Fund may not achieve its investment objective.
Mortgage-Backed and Asset-Backed Securities. Mortgage-backed and asset-backed securities include commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (RMBS).   Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its
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agencies and instrumentalities, or issued by non-government entities, such as commercial banks and other private lenders. Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as the Government National Mortgage Association (GNMA) and government-related organizations such as FNMA and the FHLMC, as well as by non-government issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.
In addition, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as Ginnie Maes) which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly-owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as Fannie Maes) and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity (GSE) wholly-owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as Freddie Macs) and are guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a GSE wholly-owned by public stockholders.
Another type of mortgage-related security issued by GSEs, such as FNMA and FHLMC, is credit risk transfer securities. GSE credit risk transfer securities are unguaranteed and unsecured fixed or floating rate general obligations issued by GSEs, which are typically issued at par and have stated final maturities. In addition, GSE credit risk transfer securities are structured so that: (i) interest is paid directly by the issuing GSE; and (ii) principal is paid by the issuing GSE in accordance with the principal payments and default performance of a pool of residential mortgage loans acquired by the GSE. The issuing GSE selects the pool of mortgage loans based on that GSE’s eligibility criteria, and the performance of the credit risk transfer securities will be directly affected by the selection of such underlying mortgage loans.
GSE credit risk transfer securities are not directly linked to or backed by the underlying mortgage loans. Thus, although the payment of principal and interest on such securities is tied to the performance of the pool of underlying mortgage loans, in no circumstances will the actual cash flow from the underlying mortgage loans be paid or otherwise made available to the holders of the securities and the holders of the securities will have no interest in the underlying mortgage loans. As a result, in the event that a GSE fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities will have no direct recourse to the underlying mortgage loans. Such holders will receive recovery on par with other unsecured note holders (agency debentures) in such a scenario.
GSE credit risk transfer securities are issued in multiple tranches, which are allocated certain principal repayments and credit losses corresponding to the seniority of the particular tranche. Each tranche will have credit exposure to the underlying mortgage loans and the yield to maturity will be directly related to the amount and timing of certain defined credit events on the underlying mortgage loans, any prepayments by borrowers and any removals of a mortgage loan from the pool. Because credit risk exposure is allocated in accordance with the seniority of the particular tranche, principal losses will be first allocated to the most junior or subordinate tranches, thus making the most subordinate tranches subject to increased sensitivity to dramatic housing downturns. In addition, many credit risk transfer securities have collateral performance
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triggers (such as those based on credit enhancement, delinquencies or defaults) that could shut off principal payments to subordinate tranches.
The risks associated with an investment in GSE credit risk transfer securities will be different than the risks associated with an investment in mortgage-backed securities issued by GSEs, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans in credit risk transfer securities is transferred to investors, such as the Fund. As a result, investors in GSE credit risk transfer securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Funds may also invest in credit risk transfer securities issued by private entities, such as banks or other financial institutions. Credit risk transfer securities issued by private entities are structured similarly to those issued by GSEs, and are generally subject to the same types of risks, including credit, prepayment, extension, interest rate and market risks.
On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (FHFA) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FHLMC’s assets and property and putting FNMA and FHLMC in a sound and solvent position. Under the conservatorship, the management of FNMA and FHLMC was replaced.
Since 2009, both FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of the entities’ mortgage-backed securities.
In February 2011, the Obama Administration produced a report to Congress outlining proposals to wind down FNMA and FHLMC and reduce the government’s role in the mortgage market. Discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the entities is in question as the U.S. Government considers multiple options regarding the future of FNMA and FHLMC.
Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property.  Regular payments received on asset-backed securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.
If a Fund purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.
CMBS and RMBS generally offer a higher rate of interest than government and government-related mortgage-backed securities because there are no direct or indirect government or government agency
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guarantees of payment. The risk of loss due to default on CMBS and RMBS is historically higher because neither the U.S. Government nor an agency or instrumentality have guaranteed them. CMBS and RMBS whose underlying assets are neither U.S. Government securities nor U.S. Government insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, may also be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of property owners to make payments of principal and interest on the underlying mortgages. Non-government mortgage-backed securities are generally subject to greater price volatility than those issued, guaranteed or sponsored by government entities because of the greater risk of default in adverse market conditions. Where a guarantee is provided by a private guarantor, the Fund is subject to the credit risk of such guarantor, especially when the guarantor doubles as the originator.
Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. A CMO is a type of mortgage-backed security that creates separate classes with varying maturities and interest rates, called tranches. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured into multiple classes, each bearing a different fixed or floating interest rate and stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
In a typical CMO transaction, a corporation (issuer) issues multiple series (i.e., Series A, B, C and Z) of CMO bonds (Bonds). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (Collateral). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the following order: Series A, B, C and Z. The Series A, B, and C Bonds all bear current interest. Interest on a Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond is currently being paid off. Only after the Series A, B, and C Bonds are paid in full does the Series Z Bond begin to receive payment. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.
CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Funds' diversification tests.
FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the FHLMC CMOs are made semiannually. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the FHLMC CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the FHLMC CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the FHLMC CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including
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prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet the FHLMC CMO’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.
Classes of CMOs may also include interest only securities (IOs) and principal only securities (POs). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.
CMOs are generally subject to the same risks as mortgage-backed securities. In addition, CMOs may be subject to credit risk because the issuer or credit enhancer has defaulted on its obligations and a Fund may not receive all or part of its principal. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. Although GNMA guarantees timely payment of GNMA certificates even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.
Real Estate Mortgage Investment Conduits (REMICs). REMICs are pools of mortgage loans in which the interest and principal payments from mortgages are structured into separately traded securities. REMICs meet certain qualifications under the Internal Revenue Code that allow them to be exempt from taxation at the entity level, although the income from a REMIC is taxable to investors. REMICs may invest only in “qualified mortgages” and “permitted investments.” Qualified mortgages include single family or multifamily mortgages, commercial mortgages, second mortgages, second mortgages, mortgage participations, and federal agency pass-through securities. Permitted investments include cash flow investments, qualified reserve assets, and foreclosure property. If a REMIC loses its exempt tax status, it is permanently lost.
REMICs issue pass-through certificates, multiclass bonds or other securities to investors. The different classes of interests in a REMIC may have different maturities and different risks. REMIC interests are structured in classes of “regular interests” and a single “residual interest” class. REMICs may have any number of classes of regular interests with different servicing priorities and varying maturity dates. The different classes are assigned a coupon (fixed, floating, or zero interest rate) and include other terms regarding payments to the investors.
REMICs are subject to the market risks of mortgage related securities. In addition, the allowable activities for REMICs are generally limited to holding a fixed pool of mortgages and distributing payments currently to investors and transactions that are considered to be prohibited activities are subject to a penalty tax of 100%. REMICs have no minimum equity requirements and REMICs may sell all of their assets without retaining any to meet collateralization requirements.
Collateralized Debt Obligations (CDOs). A CDO is a security backed by a pool of bonds, loans and other debt obligations. CDOs are not limited to investing in one type of debt and accordingly, a CDO may own corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities, and emerging market debt. The CDO’s securities are typically divided into several classes, or bond tranches, that have differing levels of investment grade or credit tolerances. Most CDO issues are structured in a way that enables the senior bond classes and mezzanine classes to receive investment-grade credit ratings. Credit risk is shifted to the most junior class of securities. If any defaults occur in the assets backing a CDO, the senior bond classes are first in line to receive principal and interest payments, followed by the mezzanine classes and finally by the lowest rated (or non-rated) class, which is known as the equity tranche. Similar in structure to a collateralized mortgage obligation (described above) CDOs are unique in that they represent different types of debt and credit risk.
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Collateralized Loan Obligations (CLOs). CLOs are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which a Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by a Fund as illiquid investments; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default a Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Credit Linked Notes (CLNs). A CLN is a security structured and issued by an issuer, which may be a bank, broker or special purpose vehicle. If a CLN is issued by a special purpose vehicle, the special purpose vehicle will typically be collateralized by AAA-rated securities, but some CLNs are not collateralized. The performance and payment of principal and interest is tied to that of a reference obligation which may be a particular security, basket of securities, credit default swap, basket of credit default swaps, or index. The reference obligation may be denominated in foreign currencies. Risks of CLNs include those risks associated with the underlying reference obligation including, but not limited to, market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a CLN created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a CLN also bears counterparty risk or the risk that the issuer of the CLN will default or become bankrupt and not make timely payments of principal and interest on the structured security. Should the issuer default or declare bankruptcy, the CLN holder may not receive any compensation. In return for these risks, the CLN holder receives a higher yield. As with most derivative instruments, valuation of a CLN may be difficult due to the complexity of the security.
Bank Instruments. Bank instruments are unsecured interest bearing bank deposits. Bank instruments include, but are not limited to, certificates of deposit, time deposits, and banker’s acceptances from U.S. or foreign banks, as well as Eurodollar certificates of deposit (Eurodollar CDs) and Eurodollar time deposits of foreign branches of domestic banks. Some certificates of deposit are negotiable interest-bearing instruments with a specific maturity issued by banks and savings and loan institutions in exchange for the deposit of funds, and can typically be traded in the secondary market prior to maturity. Other certificates of deposit, like time deposits, are non-negotiable receipts issued by a bank in exchange for the deposit of funds which earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A banker’s acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.
An investment in Eurodollar CDs or Eurodollar time deposits may involve some of the same risks that are described for Foreign Securities.
Foreign Bank Obligations. Foreign bank obligations include certificates of deposit, banker’s acceptances and fixed time deposits and other obligations (a) denominated in U.S. dollars and issued by a foreign branch of a domestic bank (Eurodollar Obligations), (b) denominated in U.S. dollars and issued by a domestic branch of a foreign bank (Yankee dollar Obligations), or (c) issued by foreign branches of foreign banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
Commercial Instruments. Commercial instruments include commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars or foreign currencies.
Commercial instruments are a type of instrument issued by large banks and corporations to raise money to meet their short-term debt obligations, and are only backed by the issuing bank or corporation’s promise to pay the face amount on the maturity date specified on the note. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at
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varying rates of interest pursuant to arrangements with issuers who meet certain credit quality criteria. The interest rate on a master note may fluctuate based on changes in specified interest rates or may be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore typically subject to the Funds' percentage limitations for investments in illiquid securities. Commercial instruments may not be registered with the SEC.
Invesco Global Allocation Fund and Invesco Fundamental Alternatives Fund do not currently intend to invest more than 5% of its total assets in master notes. The Funds have no limitations on the type of issuer from whom these notes will be purchased.
Commercial Paper. Commercial paper is short-term unsecured, promissory notes of domestic or foreign companies that is rated in the three top rating categories of a nationally recognized statistical rating organization.
Synthetic Municipal Instruments. Synthetic municipal instruments are instruments, the value of and return on which are derived from underlying securities.  Synthetic municipal instruments in which the Funds may invest include tender option bonds, and fixed and variable rate trust certificates. These types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes (Underlying Bonds), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders fixed rates or short-term floating or variable interest rates which are reset periodically. A “tender option bond” provides a certificate holder with the conditional right to sell its certificate to the sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "fixed rate trust certificate" evidences an interest in a trust entitling a certificate holder to future interest and/or principal payments on the Underlying Bonds. A “variable rate trust certificate” evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically provides the certificate holder with the conditional demand feature (the right to tender its certificate at par value plus accrued interest under certain conditions).
All synthetic municipal instruments must meet the minimum quality standards for the Funds' investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Funds, Invesco considers the creditworthiness of the issuer of the Underlying Bond, the sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature).
Typically, a certificate holder cannot exercise the demand feature until the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the IRS has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Funds on certain synthetic municipal instruments would be deemed to be taxable. The Funds rely on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.
Municipal Securities. Municipal Securities are typically debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuers of such securities, is, at the time of issuance, exempt from federal income tax. The issuers of municipal securities obtain funds for various public purposes, including the construction of a wide range of public facilities such as
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airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.
Certain types of municipal securities are issued to obtain funding for privately operated facilities. The credit and quality of private activity debt securities are dependent on the private facility or user, who is responsible for the interest payment and principal repayment.
The two major classifications of Municipal Securities are bonds and notes. Municipal bonds are municipal debt obligations in which the issuer is obligated to repay the original (or “principal”) payment amount on a certain maturity date along with interest. A municipal bond’s maturity date (the date when the issuer of the bond repays the principal) may be years in the future. Short-term bonds mature in one to three years, while long-term bonds usually do not mature for more than a decade. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal notes also include tax, revenue notes and revenue and bond anticipation notes (discussed more fully below) of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes.
    Some bonds may be “callable,” allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in investments that pay a lower rate of return, which could reduce the Fund’s yield.
Municipal debt securities may also be classified as general obligation or revenue obligations (or "special delegation securities"). General obligation securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.
Revenue debt obligations, such as revenue bonds and revenue notes, are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax.
Another type of revenue obligations is pre-refunded bonds, which are typically issued to refinance debt. In other words, pre-refunded bonds result from the advance refunding of bonds that are not currently redeemable. The proceeds from the issue of the lower yield and/or longer maturing pre-refunding bond will usually be used to purchase U.S. Government obligations, such as U.S. Treasury securities, which are held in an escrow account and used to pay interest and principal payments until the scheduled call date of the original bond issue occurs. Like other fixed income securities, pre-refunded bonds are subject to interest rate, market, credit, and reinvestment risks. However, because pre-refunded bonds are generally collateralized with U.S. Government obligations, such pre-refunded bonds have essentially the same risks of default as an AAA-rated security. The Fund will treat such pre-refunded securities as investment-grade securities, notwithstanding the fact that the issuer of such securities may have a lower rating (such as a below-investment-grade rating) from one or more rating agencies.
Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including but not limited to, fixed and variable rate securities, variable rate demand notes,
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municipal leases, custodial receipts, participation certificates, inverse floating rate securities, and derivative municipal securities.
Inverse Floating Rate Obligations. Inverse floating rate obligations are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases. The inverse floating rate obligations in which a Fund may invest include derivative instruments such as residual interest bonds, tender option bonds (TOBs) or municipal bond trust certificates. Such instruments are typically created by a special purpose trust (the TOB Trust) that holds long-term fixed rate bonds, which are contributed by a Fund (the “underlying security”), and sells two classes of beneficial interests: short-term floating rate interests, which are sold to or held by third party investors (Floaters), and inverse floating residual interests, which are purchased by the Funds (Residuals). The Floaters have first priority on the cash flow from the bonds held by the TOB Trust and a Fund (as holder of the Residuals) is paid the residual cash flow from the bonds held by the TOB Trust. Like most other fixed-income securities, the value of inverse floating rate obligations will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floating rate obligation typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floating rate obligation while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floating rate obligation. Some inverse floating rate obligations may also increase or decrease substantially because of changes in the rate of prepayments. Inverse floating rate obligations tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate obligations have varying degrees of liquidity.
The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with a Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause a Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (liquidity shortfall). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by a Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties
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may be performed by a third-party service provider. A Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not a Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, a Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the Risk Retention Rules). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. As applicable, the Funds have adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Funds' ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to a Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
Certificates of participation (or Participation certificates) are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract or a conditional sales contract. These participation interests may give the purchaser an undivided interest in one or more underlying Municipal Securities. Municipal securities may not be backed by the faith, credit and taxing power of the issuer.
Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities.
Municipal Lease Obligations. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase contract or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal lease obligations are generally exempt from federal income taxes.
Municipal lease obligations are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligation. In such an event, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligation or that the payments will continue to be tax-free. Additionally, it may be difficult to dispose of the underlying capital asset in the event of non-appropriation or other default. Direct investments by the Fund in municipal lease obligations may be deemed illiquid and therefore subject to the Funds' percentage limitations for illiquid investments and the risks of holding illiquid investments.
Municipal Forward Contracts. A municipal forward contract is a Municipal Security which is purchased on a when-issued basis with longer-than-standard settlement dates, in some cases taking place up to five years from the date of purchase. The buyer, in this case a Fund, will execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash to meet that forward
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commitment. Municipal forward contracts typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period and failure of the issuer to complete various steps required to issue the bonds.
Municipal Securities also include the following securities:
•
Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.
•
Revenue Anticipation Debt Securities, including bonds, notes, and certificates, are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the securities. In general, they also constitute general obligations of the issuer.
•
Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.
•
Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.
•
Tax-Exempt Mandatory Paydown Securities (TEMPS) are fixed rate term bonds carrying a short-term maturity, usually three to four years beyond the expected redemption. TEMPS are structured as bullet repayments, with required optional redemptions as entrance fees are collected.
•
Zero Coupon and Pay-in-Kind Securities do not immediately produce cash income. These securities are issued at an original issue discount, with the full value, including accrued interest, paid at maturity. Interest income may be reportable annually, even though no annual payments are made. Market prices of zero-coupon bonds tend to be more volatile than bonds that pay interest regularly. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
•
Capital Appreciation Bonds are municipal securities in which the investment return on the initial principal payment is reinvested at a compounded rate until the bond matures. The principal and interest are due on maturity. Thus, like zero coupon securities, investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks.
•
Payments in lieu of taxes (also known as PILOTs) are voluntary payments by, for instance the U.S. Government or nonprofits, to local governments that help offset losses in or otherwise serve as a substitute for property taxes.
•
Converted Auction Rate Securities (CARS) are a structure that combines the debt service deferral feature of Capital Appreciation Bonds (CABS) with Auction Rate Securities. The CARS pay no debt service until a specific date, then they incrementally convert to conventional Auction Rate Securities. At each conversion date the issuer has the ability to call and pay down any amount of the CARS.
After purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. (Moody's) or S&P Global Ratings Services (S&P), or another nationally recognized statistical
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rating organization (NRSRO), or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund. Neither event would require a Fund to dispose of the security. To the extent that the ratings applied by Moody’s, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable credit quality rating as standards for its investments in Municipal Securities.
The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Because many Municipal Securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the Municipal Securities held by a Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase. The ratings of S&P and Moody’s represent their opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields while municipal securities of the same maturity and coupon with different ratings may have the same yield.
Certain of the municipal securities in which the Funds may invest represent relatively recent innovations in the municipal securities markets and the markets for such securities may be less developed than the market for conventional fixed rate municipal securities.
Under normal market conditions, longer-term municipal securities generally provide a higher yield than shorter-term municipal securities. The Funds have no limitation as to the maturity of municipal securities in which it may invest. The Adviser may adjust the average maturity of a Fund’s portfolio from time to time depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates.
The net asset value of a Fund will change with changes in the value of its portfolio securities. For the Funds that invest primarily in fixed income municipal securities, the net asset value of each Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. The prices of longer term municipal securities generally are more volatile with respect to changes in interest rates than the prices of shorter term municipal securities. Volatility may be greater during periods of general economic uncertainty.
Municipal Securities, like other debt obligations, are subject to the credit risk of nonpayment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such nonpayment would result in a reduction of income to a Fund, and could result in a reduction in the value of the municipal securities experiencing nonpayment and a potential decrease in the net asset value of the Fund. In addition, a Fund may incur expenses to work out or restructure a distressed or defaulted security.
The Funds may invest in Municipal Securities with credit enhancements such as letters of credit and municipal bond insurance. The Funds may invest in Municipal Securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, a Fund may invest more than 25% of its assets in securities insured by the same insurance company. If a Fund invests in Municipal Securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect share price. Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. These credit enhancements do not guarantee payments or
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repayments on the Municipal Securities and a downgrade in the credit enhancer could affect the value of the Municipal Security.
If the IRS determines that an issuer of a Municipal Security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on Municipal Securities or otherwise adversely affect the current federal or state tax status of Municipal Securities. For example, 2017 legislation commonly known as the Tax Cuts and Jobs Act repeals the exclusion from gross income for interest on pre-funded municipal securities effective for such bonds issued after December 31, 2017.
A Fund may invest in taxable municipal securities, including taxable municipal bonds. Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.
Municipal Market Data Rate Locks. A Municipal Market Data Rate Lock (MMD Rate Lock) permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. An MMD Rate Lock is an agreement between two parties, a Fund and an MMD Rate Lock provider, pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract.
MMD Rate Locks involve the risk that municipal yields will move in the direction opposite than the direction anticipated by a Fund. The risk of loss with respect to MMD Rate Locks is limited to the amount of payments a Fund is contractually obligated to make. If the other party to an MMD Rate Lock defaults, a Fund's risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction, but they could be difficult to enforce.
Investment Grade Debt Obligations. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers or debt obligations of foreign issuers denominated in foreign currencies. Debt obligations include, among others, bonds, notes, debentures and variable rate demand notes.
The Adviser considers investment grade securities to include: (i) securities rated BBB- or higher by S&P or Baa3 or higher by Moody’s or an equivalent rating by another NRSRO, (ii) comparably rated short term securities, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. Descriptions of debt securities ratings are found in Appendix A.
In choosing corporate debt securities on behalf of a Fund, portfolio managers may consider:
i.
general economic and financial conditions;
ii.
the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country; and,
iii.
other considerations deemed appropriate.
Debt securities are subject to a variety of risks, such as interest rate risk, income risk, prepayment risk, inflation risk, credit risk, currency risk and default risk.
Non-Investment Grade Debt Obligations (Junk Bonds). Each Fund, other than Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Emerging Markets Select Equity Fund and Invesco Macro Allocation Strategy Fund, may invest in lower-rated or non-rated debt securities commonly known as junk bonds. Invesco Developing Markets Fund, Invesco Endeavor Fund, Invesco Health
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Care Fund and Invesco Select Companies Fund may invest up to 5% of their total assets in junk bonds, including junk bonds of companies located in developing countries.
Bonds rated below or determined to be below investment grade (as defined above in “Investment Grade Debt Obligations”) are commonly referred to as “junk bonds.” Analysis of the creditworthiness of junk bond issuers is more complex than that of investment-grade issuers and the success of a Fund’s adviser in managing these decisions is more dependent upon its own credit analysis than is the case with investment-grade bonds.
The capacity of junk bonds to pay interest and repay principal is considered speculative. While junk bonds may provide an opportunity for greater income and gains, they are subject to greater risks than higher-rated debt securities. The prices of and yields on junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. Issuers of junk bonds are often smaller, less-seasoned companies or companies that are highly leveraged with more traditional methods of financing unavailable to them. Junk bonds are generally at a higher risk of default because such issues are often unsecured or otherwise subordinated to claims of the issuer’s other creditors. If a junk bond issuer defaults, a Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and a Fund may have difficulty selling certain junk bonds at the desired time and price. Less liquidity in secondary trading markets could adversely affect the price at which a Fund could sell a particular junk bond, and could cause large fluctuations in the net asset value of that Fund’s shares. The lack of a liquid secondary market may also make it more difficult for a Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.
Interest Rate Benchmarks for Floating Rate Loans. Interest rates on floating rate loans adjust periodically based on a benchmark rate plus a premium or spread over the benchmark rate. The benchmark rate usually is the Prime Rate, LIBOR, the Federal Reserve federal funds rate, or other base lending rates used by commercial lenders (each as defined in the applicable loan agreement).
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The Prime Rate quoted by a major U.S. bank is generally the interest rate at which that bank is willing to lend U.S. dollars to its most creditworthy borrowers, although it may not be the bank’s lowest available rate.
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LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on deposits in a particular currency. For U.S. dollar-denominated senior loans, any applicable LIBOR rate for senior loans would be in respect of U.S. dollar deposits. The market views changes in short-term LIBOR rates as closely related to changes in the Federal Reserve federal funds rate, although the two are not officially related.
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The Federal Reserve federal funds rate is the rate that the Federal Reserve Bank charges member banks for borrowing money.
The interest rate on Prime Rate-based loans floats daily as the Prime Rate changes, while the interest rate on LIBOR based loans is reset periodically, typically between 30 days and one year. Quarterly interest periods are most common for floating rate loans in which a Fund invests. Certain floating or variable rate loans may permit the borrower to select an interest rate reset period of up to one year (although interest periods longer than six months will often require lender consent). Investing in loans with longer interest rate reset periods or fixed interest rates may increase fluctuations in a Fund’s net asset value as a result of changes in market interest rates: falling short-term floating interest rates tend to decrease the income payable to a Fund on its floating rate loan investments, and rising short-term floating interest rates tend to increase that income. However, a Fund may attempt to hedge its fixed rate loans against interest rate fluctuations by entering into interest rate swaps or total return swap transactions. Nevertheless, changes in interest rates can affect the value of a Fund’s floating rate loans, especially if rates change sharply in a short period, because
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the resets of the interest rates on the underlying portfolio of floating rate loans occur periodically and will not all happen simultaneously with changes in prevailing rates.
Floating rate loans are generally structured so that borrowers pay higher margins when they elect LIBOR-based borrower options. This permits lenders to obtain generally consistent yields on floating rate loans, regardless of whether borrowers select the LIBOR-based options or the Prime-based option. In market conditions where the differential between the lower LIBOR base rates and the higher Prime Rate base rates prevailing in the commercial bank markets has widened to the point that the higher margins paid by borrowers for LIBOR based pricing options do not compensate for the differential between the Prime Rate and the LIBOR base rates, borrowers may select the LIBOR-based pricing option, resulting in a yield on floating rate loans that is consistently lower than the yield available from the Prime Rate-based pricing option. In sustained periods of such market conditions, this tendency will significantly limit the ability of a Fund to achieve a net return to shareholders that consistently approximates the average published Prime Rate of leading U.S. banks. The Sub-Adviser cannot predict the occurrence of these conditions nor their duration in the event they do occur.
In addition, in market conditions where short term interest rates are particularly low, certain floating rate loans may be issued with a feature that prevents the relevant benchmark rate from adjusting below a specified minimum level. This is achieved by defining a “floor” to the benchmark rate, so that if downward market movements of the benchmark rate would, absent this feature, cause the benchmark rate to fall below the floor, with this feature, the benchmark rates of these floating rate loans become fixed at the applicable minimum floor level until short term interest rates (and therefore the benchmark rate) rise above that level. Although this feature is intended to result in these floating rate loans yielding more than they otherwise would when short term interest rates are low, the feature might also result in the secondary market prices of these floating rate loans becoming more sensitive to changes in interest rates should short term interest rates rise.
A Fund may invest in loans having a fixed rate of interest, however it is unlikely to do so given fixed rate loans are uncommon in the loan market generally.
Prepayment Risk and Loans. Loans typically have mandatory and optional prepayment provisions. Because of prepayments, the actual remaining maturity of a loan may be considerably less than its stated maturity. The reinvestment by a Fund of the proceeds of prepaid loans could result in a reduction of income to a Fund in falling interest rate environments. Prepayment penalty fees that may be assessed in some cases may help offset the loss of income to a Fund in those cases.
Subordination. Senior loans generally hold the most senior position in a borrower’s capital structure. Borrowers generally are required contractually to pay the holders of senior loans before they pay the holders of corporate bonds or subordinated debt and preferred or common stockholders. Lenders obtain priority liens that typically provide the first right to cash flows or proceeds from the sale of a borrower’s collateral, if any, if the borrower becomes insolvent. That right is subject to the limitations of bankruptcy law, which may provide higher priority to certain other claims such as, for example, employee salaries, employee pensions and taxes. Senior loans are subject to the risk that a court could subordinate a senior loan to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.
Lien Position. Loans that are collateralized may have multiple lenders or other creditors that take different lien positions. This means that if the borrower defaults on its obligations under the loan and the loan creditors enforce their security interest or if the borrower becomes bankrupt, the secured claims of the creditors in the first lien position will be satisfied prior to the secured claims of the creditors in the second lien position. If the cash flow and assets of the borrower are insufficient to satisfy both the first lien loans and the second lien loans in full, the creditors in the second lien position may not be satisfied in full. Intercreditor arrangements that are often present where a loan has first and second lien positions typically include ‘standstill’ provisions whereby the enforcement rights of second lien creditors are restricted in favor of the first lien creditors’ rights and give the first lien creditors the right to accept or reject any restructuring plans in the event of the default or insolvency of the borrower. If a loan has first and second lien positions, typically a Fund
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will invest in the first lien position; however, it may invest in the second lien position. Second lien positions generally pay a higher margin than first lien positions to compensate second lien creditors for the greater risk they assume.
Collateral. Loans, like other debt obligations, are subject to the risk of the borrower’s non-payment of scheduled interest and/or principal. While certain of a Fund’s investments in loans may be secured by collateral that the investment adviser believes to be equal to or in excess of the principal amount of the loan at the time of investment, there can be no assurance that the liquidation of such collateral, if any, would satisfy the borrower’s obligations in the event of non-payment of scheduled interest or principal payments, or that the collateral could be readily liquidated. In the event of a borrower’s bankruptcy, a Fund could experience delays or limitations in its ability to realize the benefits of collateral securing a loan.
For the loans in which a Fund invests that are secured by collateral, that collateral may include the borrower’s tangible assets, such as cash, accounts receivable, inventory, real estate, buildings and equipment, common and/or preferred stock of subsidiaries, and intangible assets including trademarks, copyrights, patent rights and franchise value. A Fund may also receive guarantees or other credit support as a form of security. A loan agreement may or may not require the borrower to pledge additional collateral to secure a loan if the value of the initial collateral declines, or if additional assets are acquired by the borrower. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of those assets would satisfy in full a borrower’s obligations under a loan. If the collateral consists of stock of the borrower or its subsidiaries or affiliates, the stock may lose all of its value in the event of a bankruptcy, which would leave a Fund exposed to greater potential loss.
Generally, the Agent for a particular loan is responsible for monitoring collateral and for exercising remedies available to the Lenders such as foreclosure upon collateral in the event of the borrower’s default. However, the Agent will usually only be liable for its gross negligence or willful misconduct, and not for ordinary negligence. In certain circumstances, the loan agreement may authorize the Agent to liquidate the collateral and to distribute the liquidation proceeds pro rata among the lenders. A Fund may also invest in loans that are not secured by collateral. Unsecured loans involve additional risk because the lenders are general unsecured creditors of the borrower and any secured creditors may have prior rights of recourse to the assets of the borrower, and the assets of the borrower may be insufficient to satisfy in full all obligations owed to its creditors.
Loans, Loan Participations and Assignments. Loans and loan participations are interests in amounts owed by a corporate, governmental or other borrowers to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. In addition, the Fund's rights to consent to modifications of the loan are limited and it is dependent upon the participating lender to enforce the Fund's rights upon a default. As a result, the Fund will be subject to the credit risk of the borrower, the lender, and the agent who is responsible for collection of principal and interest and fee payments from the borrower and apportioning those payments to all lenders who are parties to the loan agreement. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. Credit risks relating to the agent may include delay in receiving payments of principal and interest paid by the borrower to the agent. In the event of the borrower's bankruptcy, the borrower's obligation to repay the loan may be subject to defenses that the borrower can assert as a result of improper conduct by the agent.
When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an assignment may
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differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, a Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.
Investments in loans, loan participations and assignments present the possibility that a Fund could be held liable as a co-lender under emerging legal theories of lender liability. The Fund anticipates that loans, loan participations and assignments could be sold only to a limited number of institutional investors. If there is no active secondary market for a loan, it may be more difficult to sell the interests in such a loan at a price that is acceptable or to even obtain pricing information. In addition, some loans, loan participations and assignments may not be rated by major rating agencies. Loans held by a Fund might not be considered securities for purposes of the Securities Act of 1933 as amended (the 1933 Act), or the Exchange Act and therefore a risk exists that purchasers, such as the Fund, may not be entitled to rely on the anti-fraud provisions of those Acts.
Floating Rate Corporate Loans and Corporate Debt Securities. Floating rate loans consist generally of obligations of companies and other entities (collectively, borrowers) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Floating rate loans are often obligations of borrowers who have incurred a significant percentage of debt compared to equity issued and thus are highly leveraged.
Floating rate loans may include both term loans, which are generally fully funded at the time of a Fund’s investment, and revolving loans, which may require a Fund to make additional investments in the loans as required under the terms of the loan agreement. A revolving credit loan agreement may require a Fund to increase its investment in a loan at a time when a Fund might not otherwise have done so, even if the borrower’s condition makes it unlikely that the loan will be repaid.
A floating rate loan is generally offered as part of a lending syndicate to banks and other financial institutions and is administered in accordance with the terms of the loan agreement by an agent bank who is responsible for collection of principal and interest and fee payments from the borrower and apportioning those payments to all lenders who are parties to the agreement. Typically, the agent is given broad discretion to enforce the loan agreement and is compensated by the borrower for its services.
Floating rate loans may be acquired by direct investment as a lender at the inception of the loan or by assignment of a portion of a floating rate loan previously made to a different lender or by purchase of a participation interest. If a Fund makes a direct investment in a loan as one of the lenders, it generally acquires the loan at par. This means a Fund receives a return at the full interest rate for the loan. If a Fund acquires its interest in loans in the secondary market or acquires a participation interest, the loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate of the loan. At times, a Fund may be able to invest in floating rate loans only through assignments or participations.
A participation interest represents a fractional interest in a floating rate loan held by the lender selling a Fund the participation interest. In the case of participations, a Fund will not have any direct contractual relationship with the borrower, a Fund’s rights to consent to modifications of the loan are limited and it is dependent upon the participating lender to enforce each Fund’s rights upon a default.
A Fund may be subject to the credit of both the agent and the lender from whom the Fund acquires a participation interest. These credit risks may include delay in receiving payments of principal and interest paid by the borrower to the agent or, in the case of a participation, offsets by the lender's regulator against payments received from the borrower. In the event of the borrower's bankruptcy, the borrower's obligation to repay the floating rate loan may be subject to defenses that the borrower can assert as a result of improper conduct by the agent.
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Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan has been historically less extensive than if the floating rate loan were registered or exchange traded.
    Although loan investments are generally subject to certain restrictive covenants in favor of the investor, certain of the loans in which a Fund may invest may be issued or offered as “covenant lite” loans, which have few or no financial maintenance covenants. “Financial maintenance covenants” are those that require a borrower to maintain certain financial metrics during the life of the loan, such as maintaining certain levels of cash flow or limiting leverage. These covenants are included to permit the lender to monitor the borrower’s performance and declare an event of default if breached, allowing the lender to renegotiate the terms of the loan or take other actions intended to help mitigate losses. Accordingly, a Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans or securities with financial maintenance covenants, which may result in losses to the Fund, especially during a downturn in the credit cycle. Although covenant lite loans contain few or no financial maintenance covenants, information necessary to monitor a borrower’s financial performance may be available without covenants to lenders and the public alike, and can be used to detect such early warning signs as deterioration of a borrower’s financial condition or results. When such information is available, the Adviser will seek to take appropriate action without the help of covenants in the loans.
Floating rate debt securities are typically in the form of notes or bonds issued in public or private placements in the securities markets. Floating rate debt securities will typically have substantially similar terms to floating rate loans, but will not be in the form of participations or assignments.
The floating rate loans and debt securities in which a Fund invests will, in most instances, be secured and senior to other indebtedness of the borrower. Each floating rate loan and debt security will generally be secured by collateral such as accounts receivable, inventory, equipment, real estate, intangible assets such as trademarks, copyrights and patents, and securities of subsidiaries or affiliates. The value of the collateral generally will be determined by reference to financial statements of the borrower, by an independent appraisal, by obtaining the market value of such collateral, in the case of cash or securities if readily ascertainable, or by other customary valuation techniques considered appropriate by Invesco and/or the Sub-Advisers. The value of collateral may decline after a Fund’s investment, and collateral may be difficult to sell in the event of default. Consequently, the Fund may not receive all the payments to which it is entitled. A Fund’s assets may be invested in unsecured floating rate loans and debt securities or subordinated floating rate loans and debt securities, which may or may not be secured. If the borrower defaults on an unsecured loan or security, there is no specific collateral on which the lender can foreclose. If the borrower defaults on a subordinated loan or security, the collateral may not be sufficient to cover both the senior and subordinated loans and securities.
Most borrowers pay their debts from cash flow generated by their businesses. If a borrower’s cash flow is insufficient to pay its debts, it may attempt to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in a bankruptcy proceeding, access to collateral may be limited by bankruptcy and other laws. If a court decides that access to collateral is limited or voidable, a Fund may not recover the full amount of principal and interest that is due.
A borrower must comply with certain restrictive covenants contained in the loan agreement or indenture (in the case of floating rate debt securities). In addition to requiring the scheduled payment of principal and interest, these covenants may include restrictions on the payment of dividends and other distributions to the borrower’s shareholders, provisions requiring compliance with specific financial ratios, and limits on total indebtedness. The agreement may also require the prepayment of the floating rate loans or debt securities from excess cash flow. A breach of a covenant that is not waived by the agent (or lenders directly) is normally an event of default, which provides the agent and lenders the right to call for repayment of the outstanding floating rate loan or debt security.
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Purchasers of floating rate loans may receive and/or pay certain fees. These fees are in addition to interest payments and may include commitment fees, facility fees, and prepayment penalty fees. When a Fund buys a floating rate loan, it may receive a facility fee, and when it sells a floating rate loan, it may pay an assignment fee.
It is expected that the majority of floating rate loans and debt securities will have stated maturities of three to ten years. However, because floating rate loans and debt securities are frequently prepaid, it is expected that the average maturity will be three to five years. The degree to which borrowers prepay floating rate loans and debt securities, whether as a contractual requirement or at the borrower’s election, may be affected by general business conditions, the borrower’s financial condition and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments may result in a Fund’s investing in floating rate loans and debt securities with lower yields.
Investments in loans, loan participations and assignments present the possibility that a Fund could be held liable as a co-lender under emerging legal theories of lender liability. Each Fund anticipates that loans, loan participations and assignments could be sold only to a limited number of institutional investors. If there is no active secondary market for a loan, it may be more difficult to sell the interests in such a loan at a price that is acceptable or to even obtain pricing information. In addition, some loans, loan participations and assignments may not be rated by major rating agencies.  Loans held by the Funds might not be considered securities for the purposes of the Securities Act of 1933, as amended (the 1933 Act) or the Securities Exchange Act of 1934, as amended (the Exchange Act), and therefore a risk exists that purchasers, such as the Funds may not be entitled to rely on the anti-fraud provisions of those Acts.
Public Bank Loans. Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public loans are made by banks or other financial institutions, and may be rated investment grade (as defined above in “Investment Grade Debt Obligations”) or below investment grade. However, public bank loans are not registered under the 1933 Act and are not publicly traded. They usually are second lien loans normally lower in priority of payment to senior loans, but have seniority in a company’s capital structure to other claims, such as subordinated corporate bonds or publicly-issued equity so that in the event of bankruptcy or liquidation, the company is required to pay down these second lien loans prior to such other lower-ranked claims on their assets. Bank loans normally pay floating rates that reset frequently, and as a result, protect investors from increases in interest rates.
Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, a Fund becomes a member of a syndicate of lenders. Certain bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to a Fund’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to a Fund, a reduction in the value of the loan, and a potential decrease in the Fund’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. As discussed above, however, because bank loans reside higher in the capital structure than high yield bonds, default losses have been historically lower in the bank loan market. Bank loans that are rated below investment grade share the same risks of other below investment grade securities.
Highly Leveraged Transactions and Insolvent Borrowers. Loans made in connection with highly leveraged transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit risks than other loans.
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Highly leveraged loans and loans in default also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
The Fund can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to the Fund. For example:
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Other creditors might convince the court to set aside a loan or the collateralization of the loan as a “fraudulent conveyance” or “preferential transfer.” In that event, the court could recover from the Fund the interest and principal payments that the borrower made before becoming insolvent. There can be no assurance that the Fund would be able to prevent that recapture.
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A bankruptcy court may restructure the payment obligations under the loan so as to reduce the amount to which the Fund would be entitled.
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The court might discharge the amount of the loan that exceeds the value of the collateral or assets to which the lenders have recourse.
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The court could subordinate the Fund’s rights to the rights of other creditors of the borrower under applicable law.
Borrower Covenants and Lender Rights. Loan agreements generally have contractual terms designed to protect Lenders. Loan agreements often include restrictive covenants that limit the activities of the borrower. A restrictive covenant is a promise by the borrower not to take certain actions that might impair the rights of Lenders. Those covenants typically require the scheduled payment of interest and principal and may include restrictions on dividend payments and other distributions to the borrower’s shareholders, provisions requiring the borrower to maintain specific financial ratios or relationships and limits on the borrower’s total debt. In addition, a covenant may require the borrower to prepay the loan or debt obligation with any excess cash flow, proceeds of asset sales or casualty insurance, or other available cash. Excess cash flow generally includes net cash flow after scheduled debt service payments and permitted capital expenditures, among other things, as well as the proceeds from asset dispositions or sales of securities. A breach of a covenant (after the expiration of any cure period) in a loan agreement that is not waived by the Agent and the Lenders normally is an event of default, permitting acceleration of the loan. This means that the Agent has the right to demand immediate repayment in full of the outstanding loan. If a loan is not paid when due, or if upon acceleration of a loan, the borrower fails to repay principal and accrued (but unpaid) interest in full, this failure may result in a reduction in value of the loan (and possibly the Fund’s net asset value).
Lenders typically have certain voting and consent rights under a loan agreement. Action subject to a Lender vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of a loan. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a loan, or releasing collateral for the loan, frequently requires the unanimous vote or consent of all Lenders affected.
If the Fund is not a direct lender under the loan because it has invested via a participation, derivative or other indirect means, the Fund may not be entitled to exercise some or all of the Lender rights described in this section.
Delayed Draw Loans. There may be obligations under a loan agreement to make disbursements of loans after the initial disbursement in certain circumstances, for example if the loan was partially “unfunded” at the time the Fund invested or if there otherwise is an ongoing commitment from the lenders to disburse further loans. The Fund intends to establish a reserve against such contingent obligations by identifying on its books cash or other liquid assets. The Fund will not purchase a loan that would require the Fund to make additional
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loans if as a result of that purchase all of the Fund’s additional loan commitments in the aggregate would cause the Fund to fail to meet any applicable asset segregation requirements.
Delayed Settlement. Compared to securities and to certain other types of financial assets, purchases and sales of loans, including via participation, take relatively longer to settle. This is partly due to the nature of loans, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, dealers frequently insist on matching their purchases and sales, which can lead to delays in the Fund’s settlement of a purchase or sale in circumstances where the dealer’s corresponding transaction with another party is delayed. Dealers will also sometimes sell loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase.
This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences.
The Loan Syndications and Trading Association (the “LSTA”) has promulgated a “delay compensation” provision in its standard loan documentation that mitigates the direct risk of permanently losing interest payments as a result of delayed settlement by causing interest to begin to accrue for the buyer’s account after the seventh business day following the trade date (for distressed trades, the twentieth business day). However, this does not mitigate the other risks of delayed settlement. In addition, the mechanism itself can result in opportunistic behavior: A seller, having locked in its trade, might delay closing for seven business days in order to maximize its interest collections, even if it could have closed earlier, while a buyer may no longer feel any pressure to close at all, since interest is accruing for its benefit, and may choose to use its cash elsewhere. The LSTA has further attempted to put an outer limit on long, unjustified settlement delays by promulgating “buy-in/sell-out” provisions that allow a party to enter into a “cover” trade if the other party refuses to close. However, these provisions are complicated, time-consuming, and little-used, and are in any event not triggered until the fifteenth business day after the trade date (for distressed trades, the fiftieth business day).
To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.
Investment in Pooled Investment Entities that Invest in Loans. A Fund can buy interests in trusts and other pooled entities (including other investment companies) that invest primarily or exclusively in loan obligations, including entities sponsored or advised by the Adviser or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated investment-grade or below, or may be unrated. These investments are subject to risks applicable to loan investments, including the risk of default by the borrower, interest rate and prepayment risk. The Fund will be subject to the pooled entity’s credit risks as well as the credit risks of the underlying loans. There is a risk that a borrower of the underlying loan may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund’s income may be reduced and the value of the investment in the pooled entity might also decline.
Structured Notes and Indexed Securities. A Fund Structured notes are derivative debt instruments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices or other financial indicators (reference instruments). Indexed securities may include structured notes and other securities wherein the interest rate or principal is determined by a reference instrument.
Most structured notes and indexed securities are fixed income securities that have maturities of three years or less. The interest rate or the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared
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with a fixed interest rate. The reference instrument need not be related to the terms of the indexed security. Structured notes and indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates), and may have return characteristics similar to direct investments in the underlying reference instrument or to one or more options on the underlying reference instrument.
Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. In addition to the credit risk of the structured note or indexed security’s issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Further, in the case of certain structured notes or indexed securities in which the interest rate, or exchange rate in the case of currency, is linked to a reference instrument, the rate may be increased or decreased or the terms may provide that, under certain circumstances, the principal amount payable on maturity may be reduced to zero resulting in a loss to the Fund.
Qualifying Hybrid Instruments. “Qualifying hybrid instruments” are commodity-linked notes that are excluded from regulation under the Commodity Exchange Act and the rules thereunder.
Distressed Debt Securities. A Fund may invest in securities, including loans purchased in the secondary market, that are the subject of bankruptcy proceedings or otherwise in default or in risk of being in default as to the repayment of principal and/or interest at the time of acquisition by a Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are in the judgment of the Adviser or Sub-Adviser of equivalent quality (“Distressed Securities”). Investment in Distressed Securities is speculative and involves significant risks.
A Fund will generally make such investments only when the Adviser or Sub-Adviser believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which a Fund will receive new securities in return for the Distressed Securities. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. Additionally, a significant period of time may pass between the time at which a Fund makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that a Fund would receive any interest payments on the Distressed Securities, a Fund will be subject to significant uncertainty as to whether or not the exchange offer or plan of reorganization will be completed and a Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, a Fund’s ability to achieve current income for its shareholders may be diminished. Each Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by a Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or no value. Moreover, any securities received by a Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if a Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, a Fund may be restricted from disposing of such securities. To the extent that a Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. Each Fund, however, will not make investments for the purpose of exercising day-to-day management of any issuer’s affairs.
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U.S. Corporate Debt Obligations. Corporate debt obligations in which the Funds may invest are debt obligations issued or guaranteed by corporations that are denominated in U.S. dollars. Such investments may include, among others, commercial paper, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on a Fund’s demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and a Fund covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to the Funds' percentage limitation for investments in illiquid securities.
Investments in Wholly-Owned Subsidiary. Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Targeted Returns Fund and Invesco Macro Allocation Strategy Fund may invest up to 25% of their total assets, each, in their respective wholly-owned and controlled Subsidiary which is expected to invest primarily in commodity swaps and futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for each Subsidiary’s derivative positions. As a result, the Funds may be considered to be investing indirectly in these investments through their respective Subsidiary.
Each of Invesco Fundamental Alternatives Fund and Invesco Global Allocation Fund may invest up to 25% of their total assets in their respective wholly-owned and controlled Subsidiary which is expected to invest commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and Gold ETFs, as well as fixed income securities and other investments intended to serve as margin or collateral for each Subsidiary’s derivative positions. As a result, the Fund may be considered to be investing indirectly in these investments through their respective Subsidiary.
The Subsidiaries will not be registered under the 1940 Act, and except otherwise noted in the Funds’ prospectuses, are not subject to the investor protections of that 1940 Act. The Funds, as sole shareholders of their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since the Funds wholly-own and control their respective Subsidiary, and the Fund and their respective Subsidiaries are managed by the Adviser, it is unlikely that the Subsidiaries will take action contrary to the interests of the Funds or their shareholders. The Funds’ Trustees have oversight responsibility for the investment activities of the Funds, including its investments in their respective Subsidiary, and the Funds’ role as sole shareholder of their respective Subsidiary. Also, in managing their respective Subsidiary’s portfolio, the Adviser will be subject to the same operational guidelines that apply to the management of the Funds.
Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and their respective Subsidiaries are organized, could result in the inability of the Funds or their respective Subsidiary to operate as described in this SAI and could negatively affect the Funds and their shareholders. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, the Funds’ shareholders would likely suffer decreased investment returns.
Regulation S Securities. Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the 1933 Act. Offerings of
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Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than that originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Other Investments
Real Estate Investment Trusts (REITs). The Funds may invest in equity and/or debt obligations issued by REITs. Invesco Emerging Markets All Cap Fund, Invesco Emerging Markets Select Equity Fund, Invesco Endeavor Fund, Invesco Health Care Fund and Invesco Select Companies Fund may invest up to 15% of their total assets in equity and/or debt obligations issued by REITs. Invesco Greater China Fund may invest up to 20% of its total assets in equity and/or debt securities issued by REITs. REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interest therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States or both. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.
Investments in REITs may be subject to many of the same risks as direct investments in real estate. These risks include difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, heavy cash flow dependency and increases in interest rates. To the extent that a Fund invests in REITs, the Fund could conceivably own real estate directly as a result of a default on the REIT interests or obligations it owns.
In addition to the risks of direct real estate investment described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to the following risks: they are dependent upon management skill and on cash flows; are not diversified; are subject to defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act; and are subject to interest rate risk. A Fund that invests in REITs will bear a proportionate share of the expenses of the REITs.
Furthermore, for tax reasons, a REIT may impose limits on how much of its securities any one investor may own. These ownership limitations (also called “excess share provisions”) may be based on ownership of securities by multiple funds and accounts managed by the same investment adviser and typically result in adverse consequences (such as automatic divesture of voting and dividend rights for shares that exceed the excess share provision) to investors who exceed the limit. A REIT’s excess share provision may result in a Fund being unable to purchase (or otherwise obtain economic exposure to) the desired amounts of certain REITs. In some circumstances, a Fund may seek and obtain a waiver from a REIT to exceed the REIT’s ownership limitations without being subject to the adverse consequences of exceeding such limit were a waiver not obtained, provided that the Fund complies with the provisions of the waiver.
Master Limited Partnerships (MLPs). MLPs generally are limited partnerships (or limited liability companies), the common units of which are listed and traded on a national securities exchange or over-the-counter. MLPs generally have two classes of partners, the general partner and the limited partners. The general partner normally controls the MLP through an equity interest plus units that are subordinated to the common (publicly traded) units for an initial period and then only converting to common if certain financial tests are met. The general partner also generally receives a larger portion of the net income as incentive. As
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cash flow grows, the general partner receives a greater interest in the incremental income compared to the interest of limited partners.
MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company’s success through distributions and/or capital appreciation. Unlike shareholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement. MLPs are required by their partnership agreements to distribute a large percentage of their current operating earnings. Common unit holders generally have first right to a minimum quarterly distribution (MQD) prior to distributions to the convertible subordinated unit holders or the general partner (including incentive distributions). Common unit holders typically have arrearage rights if the MQD is not met. In the event of liquidation, MLP common unit holders have first right to the partnership’s remaining assets after bondholders, other debt holders, and preferred unit holders have been paid in full.
The general partner or managing member interest in an MLP is typically retained by the original sponsors of an MLP, such as its founders, corporate partners and entities that sell assets to the MLP. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member. General partner or managing member interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP. General partner or managing member interests can be privately held or owned by publicly traded entities. General partner or managing member interests receive cash distributions, typically in an amount of up to 2% of available cash, which is contractually defined in the partnership or limited liability company agreement. In addition, holders of general partner or managing member interests typically receive incentive distribution rights (IDRs), which provide them with an increasing share of the entity’s aggregate cash distributions upon the payment of per common unit distributions that exceed specified threshold levels above the MQD. Incentive distributions to a general partner are designed to encourage the general partner, who controls and operates the partnership, to maximize the partnership’s cash flow and increase distributions to the limited partners. Due to the IDRs, general partners of MLPs have higher distribution growth prospects than their underlying MLPs, but quarterly incentive distribution payments would also decline at a greater rate than the decline rate in quarterly distributions to common and subordinated unit holders in the event of a reduction in the MLP’s quarterly distribution. The ability of the limited partners or members to remove the general partner or managing member without cause is typically very limited. In addition, some MLPs permit the holder of IDRs to reset, under specified circumstances, the incentive distribution levels and receive compensation in exchange for the distribution rights given up in the reset.
Some companies in which the Funds may invest have been organized as limited liability companies (MLP LLCs). Such MLP LLCs generally are treated in the same manner as MLPs for federal income tax purposes (i.e., generally taxed as partnerships). MLP LLC common units trade on a national securities exchange or OTC. In contrast to MLPs, MLP LLCs have no general partner and there are generally no incentives that entitle management or other unitholders to increased percentages of cash distributions as distributions reach higher target levels. In addition, MLP LLC common unitholders typically have voting rights with respect to the MLP LLC, whereas MLP common units have limited voting rights.
Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
There are also certain tax risks undertaken by the Fund when it invests in MLPs. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax
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at the partnership level, subject to the application of certain partnership audit rules. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund. Also, to the extent a distribution received by a Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.
MLP Debt Securities. Debt securities issued by MLPs may include those rated below investment grade or that are unrated but judged to be below investment grade by the investment adviser at the time of purchase. A debt security of an MLP will be considered to be investment grade if it is rated as such by one of the rating organizations or, if unrated, are judged to be investment grade by the investment adviser at the time of purchase. Investments in such securities may not offer the tax characteristics of equity securities of MLPs.
MLP Affiliates. The Fund may invest in the equity and debt securities issued by affiliates of MLPs, including the general partners or managing members of MLPs and companies that own MLP general partner interests and are energy infrastructure companies. Such issuers may be organized and/or taxed as corporations and therefore may not offer the advantageous tax characteristics of MLP units. The Fund may purchase such other MLP equity securities through market transactions, but may also do so through direct placements.
I-Shares. I-Shares represent an indirect ownership interest in an MLP and are issued by an MLP affiliate. The MLP affiliate uses the proceeds from the sale of I-Shares to purchase limited partnership interests in the MLP in the form of I-units. Thus, I-Shares represent an indirect interest in an MLP limited partnership interest. I-units have similar features as MLP common units in terms of voting rights, liquidation preference and distribution. I-Shares themselves have limited voting rights and are similar that respect to MLP common units. I-Shares differ from MLP common units primarily in that instead of receiving cash distributions, holders of I-Shares will receive distributions of additional I-Shares in an amount equal to the cash distributions received by common unit holders. I-Shares are traded on the NYSE. Issuers of MLP I-Shares are treated as corporations and not partnerships for tax purposes. MLP affiliates also include publicly traded limited liability companies that own, directly or indirectly, general partner interests of MLPs.
Infrastructure-Related Companies. Invesco Global Infrastructure Fund may invest in the equity and debt securities of infrastructure-related companies. Infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations, including costs associated with environmental, governmental and other regulations, high interest costs in connection with capital construction programs, high leverage, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies, and other factors. Infrastructure-related companies are also affected by difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, and general changes in market sentiment towards infrastructure assets. Some infrastructure-related companies’ assets are not movable, which creates the risk that an event may occur in the region of the company’s asset that may impair the performance of that assets and the performance of the issuer. Natural disasters, such as earthquakes, flood, lightning, hurricanes and wind or other mand-made disasters, environmental damage, terrorist attacks or political activities could result in substantial damage to the facilities of companies located in the affected areas, and volatility in the products or services of infrastructure-related could adversely impact the prices of infrastructure-related companies’ securities. Any destruction or loss of an infrastructure asset may have a major impact on the infrastructure-related company. Failure by the infrastructure-related company to carry adequate insurance or to operate the asset appropriately could lead to significant losses and damages. Additionally, to the extent that a Fund invests in infrastructure-related companies, the Fund could conceivably own infrastructure assets directly as a result of a default on the infrastructure-related company interests or obligations it owns.
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Income Trusts. An income trust is an investment trust which holds income producing assets, typically in the form of an operating business that has been put into a trust, and passes the income on to its security holders. Because income trusts pay out the bulk of their free cash flow to unit holders, they have an ability to generate constant cash flows. Despite the potential for attractive regular payments, income trusts are equity investments, not fixed-income securities, and they share many of the risks inherent in stock ownership. In addition, an income trust may lack diversification and potential growth may be sacrificed because revenue is passed on to the security holders rather than reinvested in the business. Income trusts do not guarantee minimum distributions or even return of capital; therefore, if the business loses money, the trust can reduce or even eliminate distributions. The value of income trust units may decline significantly if they are unable to meet distribution targets.
Investments in income trusts can have varying degrees of risk depending on the sector and the underlying assets. Risks related to the underlying operating companies controlled by such trusts include dependence upon specialized management skills and the risk that such management may lack or have limited operating histories. Income trusts are also subject generally to the risks associated with business cycles, commodity prices, interest rates or other economic factors.
While income trusts are regarded as equity investments, they also have fixed-income attributes that subject them to credit risk, interest rate risk and dividend risk. Income trusts may potentially achieve higher yields than cash investments in periods of low interest rates and lower yields in periods of increasing interest rates. They may also experience losses during periods of both low and high interest rates. To the extent that claims against an income trust are not satisfied by the trust, investors in the income trust (including a fund) could be held responsible for such obligations. Income trusts generally are structured to avoid taxes at the entity level. In a traditional corporate tax structure, net income is taxed at the corporate level and again when distributed as dividends to its shareholders. An income trust’s flow-through structure means that the distributions to its investors are generally higher than dividends from an equivalent corporate entity. Income trusts also are subject to the risks that regulatory changes or a challenge to their tax structure under existing laws could reduce or eliminate any tax benefits and adversely affect the value of such securities.
Greenfield Projects. Greenfield projects are energy-related projects built by private joint ventures formed by energy infrastructure companies. Greenfield projects may include the creation of a new pipeline, processing plant or storage facility or other energy infrastructure asset that is integrated with the company’s existing assets. The primary risk involved with the greenfield projects is execution risk or construction risk. Changing project requirements, elevated costs for labor and materials, and unexpected construction hurdles all can increase construction costs. Financing risk exists should changes in construction costs or financial markets occur. Regulatory risk exists should changes in regulation occur during construction or the necessary permits are not secured prior to beginning construction.
Private Investments in Public Equity. Private investments in public equity (PIPES) are equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class. Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.
Limited Partnerships. A limited partnership interest entitles the Fund to participate in the investment return of the partnership’s assets as defined by the agreement among the partners. As a limited partner, the Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner’s liability generally is limited to the amount of its commitment to the partnership.
Initial Public Offerings. Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains
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in their initial trading. Attractive IPOs are often oversubscribed and may not be available to a Fund, or only in very limited quantities. Thus, when a Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. There can be no assurance that a Fund will have favorable IPO investment opportunities.
Other Investment Companies. Unless otherwise indicated in this SAI or in a Fund’s prospectus, each Fund may purchase shares of other investment companies. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies, including ETFs: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. The 1940 Act and related rules provide certain exemptions from these restrictions. For example, under certain conditions, a Fund may acquire an unlimited amount of shares of mutual funds that are part of the same group of investment companies as the acquiring fund. In addition, these restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have Invesco or an affiliate of Invesco as an investment adviser (the Affiliated Money Market Funds).
When a Fund purchases shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.
In October 2020, the SEC adopted rules related to investments in other investment vehicles that, when effective in 2022, could require certain Funds to adjust their investments accordingly. These adjustments may have an impact on a Fund’s investment performance, strategy and process as well as those of the underlying investment vehicles.
Private (Unregistered) Investment Companies. Invesco Global Allocation Fund may invest in the securities of private investment companies, including “hedge funds” and private equity funds. Private investment companies are not registered with the SEC and may not be registered with any other regulatory authority. Accordingly, they are not subject to certain oversight and regulatory requirements to which registered issuers are subject, including requirements of a certain degree of liquidity, limiting how much can be invested in a single investment, requiring that fund shares be redeemable, protecting against conflicts of interest, assuring fairness in pricing of fund shares, and limiting the use of leverage. They are typically not required to provide investors with information about their underlying holdings, fees and expenses and there may be very little public information available about their investments and performance. Additionally, because sales of shares of private investment companies are generally restricted to certain qualified purchasers, such shares may be illiquid and it could be difficult for the fund to sell its shares at an advantageous price and time. Registered fund units may not be redeemable at the investor’s option and there may not be a secondary market for the sale of unregistered fund units. The Fund may not be able to get the money invested in an unregistered fund back. Moreover, unlike registered mutual funds, because shares of private investment companies are not publicly traded there typically are no specific rules on fund pricing, and a fair value for the fund’s investment typically will have to be determined under policies approved by the Board. As with investments in publicly-registered investment companies, if the Fund invests in a private investment company, the Fund will be subject to its proportionate share of the advisory fees, including incentive compensation and other operating expenses. These fees can be substantial and would be in addition to the advisory fees and other operating expenses incurred by the Fund.
Investments in the securities of private investment companies are subject to the Fund’s limitations on investment in illiquid securities.
Risks of Concentrating Investments in Mining Securities, Metal Investments and Gold ETFs. Investments in Mining Securities, Metal Investments and Gold ETFs involve additional risks and considerations not typically associated with other types of investments: (1) the risk of substantial price
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fluctuations of gold and precious metals; (2) the concentration of gold supply is mainly in five territories (South Africa, Australia, the Commonwealth of Independent States (the former Soviet Union), Canada and the United States), and the prevailing economic and political conditions of these countries may have a direct effect on the production and marketing of gold and sales of central bank gold holdings; (3) unpredictable international monetary policies, economic and political conditions; (4) possible U.S. governmental regulation of Metal Investments, as well as foreign regulation of such investments; and (5) possible adverse tax consequences for the Fund in making Metal Investments, if, as a result, it fails to qualify as a “regulated investment company” under the Internal Revenue Code. Because the Fund concentrates its investments in Mining Securities and Metal Investments, an adverse change with respect to any of these risk factors could have a significant negative effect on the Fund’s net asset value per share. These risks are discussed in greater detail below.
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Risk of Price Fluctuations. The prices of precious and strategic metals are affected by various factors such as economic conditions, political events, governmental monetary and regulatory policies and market events. The prices of Mining Securities and Metal Investments held by the Fund may fluctuate sharply, which will affect the value of the Fund’s shares.
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Concentration of Source of Gold Supply and Control of Gold Sales. Currently, the five largest producers of gold are the Republic of South Africa, Australia, the Commonwealth of Independent States (which includes Russia and certain other countries that were part of the former Soviet Union), Canada and the United States. Economic and political conditions in those countries may have a direct effect on the production and marketing of gold and on sales of central bank gold holdings. In South Africa, the activities of companies engaged in gold mining are subject to the policies adopted by the Ministry of Mines. The Reserve Bank of South Africa, as the sole authorized sales agent for South African gold, has an influence on the price and timing of sales of South African gold. Political and social conditions in South Africa are still somewhat unsettled and may pose certain risks to the Fund (in addition to the risks described under the caption “Foreign Securities”), because the Fund may hold a portion of its assets in securities of South African issuers.
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Unpredictable International Monetary Policies, Economic and Political Conditions. There is the possibility that unusual international monetary or political conditions may make the Fund’s portfolio assets less liquid, or that the value of the Fund’s assets might be more volatile, than would be the case with other investments. In particular, the price of gold is affected by its direct and indirect use to settle net balance of payments deficits and surpluses between nations. Because the prices of precious or strategic metals may be affected by unpredictable international monetary policies and economic conditions, there may be greater likelihood of a more dramatic fluctuation of the market prices of the Fund’s investments than of other investments.
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Commodities Regulations. The trading of Metal Investments in the United States could become subject to the rules that govern the trading of agricultural and certain other commodities and commodity futures. In the opinion of the Fund’s counsel, at present the Fund’s permitted Metal Investments are either not subject to regulation by the Commodity Futures Trading Commission or an exemption from regulation is available. The absence of regulation may adversely affect the continued development of an orderly market in Metal Investments trading in the United States. The development of a regulated futures market in Metal Investments trading may affect the development of a market in, and the price of, Metal Investments in the United States.
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Effect on the Fund’s Tax Status. By making Metal Investments, the Fund risks failing to qualify as a regulated investment company under the Internal Revenue Code. If the Fund should fail to qualify and certain cure provisions do not apply, it would lose the beneficial tax treatment accorded to regulated investment companies under Subchapter M of the Code. Failure to qualify would occur if in any fiscal year the Fund either (a) derived more than 10% of its gross income (as defined in the Internal Revenue Code, which disregards losses for this purpose) from sales or other dispositions of Metal Investments and/or Gold ETFs, or (b) held more than 50% of its net assets in the form of Metal Investments and/or Gold ETFs or in securities not meeting certain tests under the Internal
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Revenue Code or (c) held more than 25% of its total assets in the form of a single Metal Investment either directly through Gold ETFs or by derivative contract (see “Dividends, Distributions and Tax Matters”). Accordingly, the Fund will endeavor to manage its portfolio within the limitations described above, and the Fund has adopted an investment strategy limiting the amount of its total assets that can be invested in Metal Investments and/or Gold ETFs. There can be no assurance that the Fund will qualify in every fiscal year. Furthermore, to comply with the limitations described above, the Fund may be required to make investment decisions the Adviser would otherwise not make, foregoing the opportunity to realize gains, if necessary, to permit the Fund to qualify.
Defaulted Securities. Defaulted securities are debt securities on which the issuer is not currently making interest payments. In order to enforce its rights in defaulted securities, a Fund may be required to participate in legal proceedings or take possession of and manage assets securing the issuer’s obligations on the defaulted securities. This could increase operating expenses and adversely affect net asset value. Risks of defaulted securities may be considerably higher as they are generally unsecured and subordinated to other creditors of the issuer. Investments in defaulted securities generally will also be considered illiquid investments subject to the limitations described herein, except as otherwise may be determined under the Trust’s applicable policies and procedures.
Variable or Floating Rate Instruments. Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. The interest rates for securities with variable interest rates are readjusted on set dates (such as the last day of the month or calendar quarter) and the interest rates for securities with floating rates are reset whenever a specified interest rate change occurs. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates have a demand feature allowing the Fund to demand payment of principal and accrued interest prior to its maturity. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable rating standards of the Funds. A Fund’s Adviser, or Sub-Adviser, as applicable, may determine that an unrated floating rate or variable rate demand obligation meets the Fund’s rating standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those rating standards.
The secondary market for certain floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (in some cases, longer than seven days).  Certain floating rate loans held by a Fund might not be considered securities for purposes of the Exchange Act and therefore a risk exists that purchasers, such as the Funds, may not be entitled to rely on the antifraud provisions of those Acts.
Zero Coupon and Pay-in-Kind Securities. Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that traditionally provide periodic payments of interest (referred to as a coupon payment). Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and lower liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents “original issue discount” on the security.
Premium Securities. Premium securities are securities bearing coupon rates higher than the then prevailing market rates.
Premium securities are typically purchased at a “premium,” in other words, at a price greater than the principal amount payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of premium securities provides
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the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. However, the yield on these securities would remain at the current market rate. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss of principal if it holds such securities to maturity.
Stripped Income Securities. Stripped Income Securities are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities, or other assets. Stripped income securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped, where one class will receive all of the interest (the interest-only class or the IO class), while the other class will receive all of the principal (the principal-only class or the PO class).
The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities. In the case of mortgage-backed stripped income securities, the yields to maturity of IOs and POs may be very sensitive to principal repayments (including prepayments) on the underlying mortgages resulting in a Fund being unable to recoup its initial investment or resulting in a less than anticipated yield. The market for stripped income securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.
Privatizations. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs to sell part or all of their interests in government owned or controlled companies or enterprises (privatizations). A Fund’s investments in such privatizations may include: (i) privately negotiated investments in a government owned or controlled company or enterprise; (ii) investments in the initial offering of equity securities of a government owned or controlled company or enterprise; and (iii) investments in the securities of a government owned or controlled company or enterprise following its initial equity offering.
In certain foreign countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies and enterprises currently owned or controlled by them, that privatization programs will be successful, or that foreign governments will not re-nationalize companies or enterprises that have been privatized. If large blocks of these enterprises are held by a small group of stockholders the sale of all or some portion of these blocks could have an adverse effect on the price.
Participation Notes. Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a country. Participation notes are generally traded OTC. The performance results of participation notes will not replicate exactly the performance of the foreign company or foreign securities market that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities market that they seek to replicate. In addition, participation notes are subject to counterparty risk, currency risk and reinvestment risk. Counterparty risk is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participation note against the issuer of the underlying assets. Additionally, there is a currency risk since the dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and (a) the currencies in which the notes are denominated, such as euro denominated participation notes, and (b) the currency of the country in which the foreign company sits. Also, there is a reinvestment risk because the amounts from the note may be reinvested in a less valuable investment when the note matures.
Senior Secured Floating Rate Securities. The Funds may invest in senior secured floating rate loans and senior secured floating rate debt instruments made to or issued by borrowers (which may include U.S. and non-U.S. companies) that (i) have variable rates which adjust to a base rate, such as London Interbank
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Offered Rate (LIBOR), on set dates, typically every 30 days but not to exceed one year; and/or (ii) have interest rates that float at a margin above a generally recognized base lending rate such as the Prime Rate of a designated U.S. bank.
Investment Techniques
Forward Commitments, When-Issued and Delayed Delivery Securities. Each Fund may purchase and sell securities on a when-issued and delayed delivery basis whereby the Fund buys or sells a security with payment and delivery taking place in the future. Each Fund may purchase or sell securities on a forward commitment, when-issued or delayed delivery basis. Securities purchased or sold on a forward commitment, when-issued or delayed delivery basis involve delivery and payment that take place in the future after the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered. Forward commitments also include “to be announced” (TBA) dollar roll transactions, which are contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date, whereby the specific mortgage-backed securities that will be delivered to fulfill the trade obligation or terms of the contract are not specifically identified at the time of the trade.  A Fund may also enter into buy/sell back transactions (a form of delayed delivery agreement).  In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date. Although a Fund generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed delivery basis, a Fund may sell these securities or its commitment before the settlement date if deemed advisable. No specific limitation exists as to the percentage of the Fund’s assets which may be used to acquire securities on a when-issued and delayed delivery basis.
When purchasing a security on a forward commitment, when-issued or delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuation, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose a Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.
Many forward commitments, when-issued and delayed delivery transactions, including TBAs, are also subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments or fulfilling obligations to a Fund. A Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. With respect to forward settling TBA transactions involving U.S. Government agency mortgage-backed securities, the counterparty risk may be mitigated by the exchange of variation margin between the counterparties on a regular basis as the market value of the deliverable security fluctuates. Additionally, new regulatory rules anticipated to be effective in October 2021 will require the exchange of initial and/or variation margin between counterparties of forward settling. TBA transactions involving U.S. Government agency and GSE-sponsored mortgage-backed securities.
Investment in these types of securities may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the forward commitment, when-issued or delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional forward, when-issued or delayed delivery commitments will be made by a Fund if, as a result, more than 25% of the Fund’s total assets would become so committed.  The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be
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subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. TBA transactions and transactions in other forward-settling mortgage-backed securities are effected pursuant to a collateral agreement with the seller. A Fund provides to the seller collateral consisting of cash or liquid securities in an amount as specified by the agreement upon initiation of the transaction. A Fund will make payments throughout the term of the transaction as collateral values fluctuate to maintain full collateralization for the term of the transaction. Collateral will be marked-to-market every business day. If the seller defaults on the transaction or declares bankruptcy or insolvency, a Fund might incur expenses in enforcing its rights, or the Fund might experience delay and costs in recovering collateral or may suffer a loss of principal and interest if the value of the collateral declines. In these situations, a Fund will be subject to greater risk that the value of the collateral will decline before it is recovered or, in some circumstances, the Fund may not be able to recover the collateral, and the Fund will experience a loss.
Short Sales. Each Fund may engage in short sales.
A short sale involves the sale of a security which a Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security from a broker. A Fund normally closes a short sale by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. A short sale is typically effected when the Fund’s Adviser believes that the price of a particular security will decline. Open short positions using options, futures, swaps or forward foreign currency contracts are not deemed to constitute selling securities short.
To secure its obligation to deliver the securities sold short to the broker, a Fund will be required to deposit cash or liquid securities with the broker. In addition, a Fund may have to pay a premium to borrow the securities, and while the loan of the security sold short is outstanding, the Fund is required to pay to the broker the amount of any dividends paid on shares sold short. In addition to maintaining collateral with the broker, a Fund will earmark or segregate an amount of cash or liquid securities equal to the difference, if any, between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker-dealer in connection with the short sale. The collateral will be marked to market daily. The amounts deposited with the broker or segregated with the custodian do not have the effect of limiting the amount of money that a Fund may lose on a short sale. Short sale transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on senior securities and borrowings.
Short positions create a risk that the Fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what the Fund originally paid for the security together with any transaction costs. A Fund may not always be able to borrow a security a Fund seeks to sell short at a particular time or at an acceptable price. It is possible that the market value of the securities the Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility. Because a Fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the Fund resulting from the short sale will be decreased, and the amount of any ultimate gain or loss will be decreased or increased, respectively, by the amount of such expenses.
The Funds may enter into short sales against the box. Short sales against the box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
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Short sales against the box result in a “constructive sale” and require a Fund to recognize any taxable gain unless an exception to the constructive sale applies. See “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Options, futures, forward contracts, swap agreements and hedging transactions.”
Margin Transactions. The Funds will not purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures, swaps or related options transactions and the use of a reverse repurchase agreement to finance the purchase of a security will not be considered the purchase of a security on margin.
Interfund Loans. The SEC has issued an exemptive order permitting the Invesco Funds to borrow money from and lend money to each other for temporary or emergency purposes. The Invesco Funds’ interfund lending program is subject to a number of conditions, including the requirements that: (1) an interfund loan generally will occur only if the interest rate on the loan is more favorable to the borrowing fund than the interest rate typically available from a bank for a comparable transaction and the rate is more favorable to the lending fund than the rate available on overnight repurchase transactions; (2) an Invesco Fund may not lend more than 15% of its net assets through the program (measured at the time of the last loan); and (3) an Invesco Fund may not lend more than 5% of its net assets to another Invesco Fund through the program (measured at the time of the loan). A Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objective and investment policies. Interfund loans have a maximum duration of seven days. Loans may be called with one day’s notice and may be repaid on any day.
Borrowing. The Funds may borrow money to the extent permitted under the 1940 Act Laws, Interpretations and Exemptions (defined below) and Fund Policies. Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or, (iii) for cash management purposes. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time.
If there are unusually heavy redemptions, a Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. Invesco and the Sub-Advisers believe that, in the event of abnormally heavy redemption requests, a Fund’s borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.
The ability of Invesco World Bond Factor Fund to borrow money to purchase additional securities gives these Funds greater flexibility to purchase securities for investment or tax reasons and not to be dependent on cash flows. To the extent borrowing costs exceed the return on the additional investments, the return realized by the Fund' shareholders will be adversely affected. The Funds' borrowing to purchase additional securities creates an opportunity for a greater total return to the Funds, but, at the same time, increases exposure to losses. The Funds' willingness to borrow money for investment purposes, and the amount it borrows depends upon many factors, including investment outlook, market conditions and interest rates. Successful use of borrowed money to purchase additional investments depends on Invesco's or the Sub-Adviser's ability to predict correctly interest rates and market movements; such a strategy may not be successful during any period in which it is employed.
The Funds may borrow from a bank, broker-dealer, or another Invesco Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of a Fund’s total assets or when any borrowings from an Invesco Fund are outstanding.
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Lending Portfolio Securities. Each Fund may lend its portfolio securities (principally to broker-dealers) to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that Invesco has determined are in good standing and when, in Invesco’s judgment, the income earned would justify the risks.
A Fund will not have the right to vote securities while they are on loan, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.
If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.
Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in short-term money market instruments, affiliated unregistered investment companies that are compliant with Rule 2a-7 or Affiliated Money Market Funds. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. The Fund will bear any loss on the investment of cash collateral.
For a discussion of tax considerations relating to lending portfolio securities, see “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Securities lending.”
Repurchase Agreements. Each Fund may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund’s holding period. A Fund may enter into a “continuing contract” or “open” repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements may be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase.
In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities. The Funds may engage in repurchase agreements collateralized by securities that are rated investment grade and below investment grade by the requisite NRSROs or unrated securities of comparable quality, loan participations, and equities.
If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, although the Bankruptcy Code and other insolvency laws may provide certain protections for some types of repurchase agreements, if the seller of a repurchase agreement should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the value of the underlying security declines.
The Funds may enter into repurchase agreements that involve securities that may be subject to a court- ordered or other “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent a Fund from selling the securities it holds under a repurchase agreement until permitted by a court or other authority. In
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these situations a Fund may be subject to greater risk that the value of the securities may decline before they are sold, and that a Fund may experience a loss.
The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Custody of the securities will be maintained by a Fund’s custodian or sub-custodian for the duration of the agreement.
The Funds may invest their cash balances in joint accounts with other Invesco Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements may be considered loans by a Fund under the 1940 Act.
Each of Invesco Developing Markets Fund, Invesco Discovery Mid Cap Growth Fund and Invesco Emerging Markets Innovators Fund will not enter into a purchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days.
Restricted and Illiquid Investments. The Funds may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its total assets in illiquid investments that are assets.

        For purposes of the above 15% limitation, illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the 1940 Act and applicable rules and regulations thereunder.  Illiquid investments may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or that provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the 1933 Act; and (7) securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act or otherwise restricted under the federal securities laws, including private placement securities sold pursuant to Regulation S.
Limitations on the resale of restricted investments may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. A Fund’s difficulty valuing and selling restricted securities or illiquid investments may result in a loss or be costly to the Fund.
If a substantial market develops for a restricted security or illiquid investment held by a Fund, it may be treated as a liquid investment, in accordance with procedures and guidelines adopted by the Board on behalf of the Funds.
Rule 144A Securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Pursuant to Rule 22e-4 under the 1940 Act, a Fund will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund’s restriction on investment in illiquid investments. The determination of whether a Rule 144A security is liquid or illiquid will take into account relevant market trading, and investment-specific considerations consistent with applicable SEC guidance. Additional factors that may be considered include the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could increase the amount of a Fund’s investments in illiquid investments if qualified institutional buyers are unwilling to purchase such securities.
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Reverse Repurchase Agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.
Reverse repurchase agreements are a form of leverage and involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Leverage may make the Fund’s returns more volatile and increase the risk of loss. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price, if specified, or the value of proceeds received on any sale subject to the repurchase plus accrued interest. This practice of segregating assets is referred to as "cover." Reverse repurchase agreements “covered” in this manner are not treated as senior securities for purposes of a Fund's fundamental investment limitation on senior securities and borrowings. The liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund's otherwise liquid assets is used as cover or pledged to the counterparty as collateral. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
Mortgage Dollar Rolls. A dollar roll is a type of transaction that involves the sale by a Fund of a mortgage-backed security to a financial institution such as a bank or broker dealer, with an agreement that the Fund will repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest or principal payments on the securities sold but is compensated for the difference between the current sales price and the forward price for the future purchase. A Fund typically enters into a dollar roll transaction to enhance the Fund’s return either on an income or total return basis or to manage pre-payment risk.
Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. At the time a Fund enters into a dollar roll transaction, a sufficient amount of assets held by the Fund will be segregated to meet the forward commitment. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund's fundamental investment limitation on senior securities and borrowings.
Unless the benefits of the sale exceed the income, capital appreciation or gains on the securities sold as part of the dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of dollar rolls. The benefits of dollar rolls may depend upon the Adviser or Sub-Adviser’s ability to predict mortgage repayments and interest rates. There is no assurance that dollar rolls can be successfully employed.
Standby Commitments. Under a standby commitment a bank or dealer would agree to purchase, at the Fund’s option, specified securities at a specified price. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments depend upon the
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issuer’s ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used for this purpose, Invesco reviews the creditworthiness of the banks and other municipal securities dealers from which the Funds obtain standby commitments in order to evaluate those risks.
Derivatives
A derivative is a financial instrument whose value is dependent upon the value of other assets, rates or indices, referred to as “underlying reference assets.” These underlying reference assets may include, among others commodities, stocks, bonds, interest rates, currency exchange rates or related indices. Derivatives include, among others, swaps, options, futures and forward foreign currency contracts. Some derivatives, such as futures and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as many types of swap agreements, are privately negotiated and entered into in the OTC market. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) and implementing rules require certain types of swaps to be traded on public facilities and centrally cleared.
Derivatives may be used for “hedging,” which means that they may be used when the portfolio managers seek to protect the Fund’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors. Derivatives may also be used when the portfolio managers seek to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the characteristics of the Fund’s portfolio investments, for example, duration, and/or to enhance return. However derivatives are used, their successful use is not assured and will depend upon, among other factors, the portfolio managers’ ability to predict and understand relevant market movements.
Because certain derivatives involve leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and the Fund could lose more than it invested, federal securities laws, regulations and guidance may require the Fund to earmark assets, to reduce the risks associated with derivatives, or to otherwise hold instruments that offset the Fund’s current obligations under the derivatives instrument. This process is known as “cover.” A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, the Fund will earmark cash or liquid assets with a value at least sufficient to cover its current obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of the Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in the Fund’s net asset value being more sensitive to changes in the value of the related investment.
For swaps, forwards, options and futures that are contractually required to "cash-settle," the Funds are permitted to set aside liquid assets in an amount equal to these Funds’ respective daily mark-to-market (net) obligations, if any (i.e., the Funds’ respective daily net liabilities, if any), rather than such contracts’ full notional value.  By setting aside assets equal to only its net obligations under cash-settled swaps, forwards, options and futures contracts, the Funds will have the ability to employ leverage to a greater extent than if the Funds were required to segregate assets equal to the full notional value of such contracts.  Instruments that do not cash settle may be treated as cash settled for purposes of setting aside assets when a Fund has entered into a contractual arrangement with a third party futures commission merchant (FCM) or other counterparty to off-set the Fund’s exposure under the contract and, failing that, to assign its delivery obligation under the contract to the counterparty. The Funds reserve the right to modify their asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC. The Subsidiary, as applicable, will comply with these asset segregation requirements to the same extent as its Fund.
Commodity Exchange Act (CEA) Regulation and Exclusions:
For Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Targeted Returns Fund, Invesco Global Allocation Fund,
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Invesco Global Strategic Income Fund, Invesco International Bond Fund, Invesco Macro Allocation Strategy Fund and Invesco Multi-Asset Income Fund:
The Adviser is registered as a commodity pool operator (CPO) under the CEA and the rules of the CFTC and is subject to CFTC regulation with respect to the Funds. The CFTC has recently adopted rules regarding the disclosure, reporting and recordkeeping requirements that will apply with respect to the Funds as a result of Invesco’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on Invesco’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to Invesco as the Funds’ CPO, Invesco’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill Invesco’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Funds, the Funds may incur additional compliance and other expenses. The Adviser is also registered as a commodity trading advisor (CTA) but, with respect to the Funds, relies on an exemption from CTA regulation available for a CTA that also serves as a Fund’s CPO.
For Invesco Core Bond Fund, Invesco Developing Markets Fund, Invesco Emerging Markets All Cap Fund, Invesco Emerging Markets Innovators Fund, Invesco Emerging Markets Local Debt Fund, Invesco Emerging Markets Select Equity Fund, Invesco Endeavor Fund, Invesco Greater China Fund, Invesco Health Care Fund, Invesco Global Infrastructure Fund, Invesco Pacific Growth Fund, Invesco Select Companies Fund, Invesco U.S. Managed Volatility Fund and Invesco World Bond Factor Fund:
With respect to the Funds, Invesco has claimed an exclusion from the definition of CPO under the CEA and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, Invesco is relying upon a related exclusion from the definition of CTA under the CEA and the rules of the CFTC with respect to the Funds.
The terms of the CPO exclusion require each Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards, as further described below. Because Invesco and the Funds intend to comply with the terms of the CPO exclusion, the Funds may, in the future, need to adjust their investment strategies, consistent with their investment objectives, to limit their investments in these types of instruments. The Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved Invesco’s reliance on these exclusions, or the Funds, their investment strategies, their prospectuses or this SAI.
Generally, the exclusion from CPO regulation on which Invesco relies requires the Funds to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Funds’ positions in commodity interests may not exceed 5% of the liquidation value of the Funds’ portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Funds’ commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Funds’ portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Funds may not market themselves as commodity pools or otherwise as vehicles for trading the commodity futures, commodity options or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, Invesco would withdraw its notice claiming an exclusion from the definition of a CPO, and Invesco would be subject to registration and regulation as a CPO with respect to the Fund in accordance with the CFTC rules that allow for substituted compliance with CFTC disclosure and shareholder reporting requirements based on Invesco’s compliance with comparable SEC requirements. However, as a result of CFT regulation with respect to the Fund, the Fund may incur additional compliance and other expenses.
General risks associated with derivatives:
The use by the Funds of derivatives may involve certain risks, as described below.
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Counterparty Risk: The risk that a counterparty under a derivatives agreement will not live up to its obligations, including because of the counterparty’s bankruptcy or insolvency. Certain agreements may not contemplate delivery of collateral to support fully a counterparty’s contractual obligation; therefore, the Fund might need to rely on contractual remedies to satisfy the counterparty’s full obligation. As with any contractual remedy, there is no guarantee that the Fund will be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy. The agreement may allow for netting of the counterparty’s obligations with respect to a specific transaction, in which case a Fund’s obligation or right will be the net amount owed to or by the counterparty. The Fund will not enter into a derivative transaction with any counterparty that Invesco and/or the Sub-Advisers believe does not have the financial resources to honor its obligations under the transaction. Invesco monitors the financial stability of counterparties. Where the obligations of the counterparty are guaranteed, Invesco monitors the financial stability of the guarantor instead of the counterparty. If a counterparty’s creditworthiness declines, the value of the derivative would also likely decline, potentially resulting in losses to the Fund.
The Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the agreements with that counterparty would exceed 5% of the Fund’s net assets determined on the date the transaction is entered into or as otherwise permitted by law.
Leverage Risk: Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction. The Fund segregates or earmarks assets or otherwise covers transactions that may give rise to leverage. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivatives may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its initial investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate or otherwise cover investments in derivatives with economic leverage.
Liquidity Risk: The risk that a particular derivative is difficult to sell or liquidate. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to the Fund.
Pricing Risk: The risk that the value of a particular derivative does not move in tandem or as otherwise expected relative to the corresponding underlying instruments.
Risks of Potential Increased Regulation of Derivatives: The regulation of derivatives is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.
It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment objective. Invesco will continue to monitor developments in the area, particularly to the extent regulatory changes affect the Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to the Fund, may increase the cost of the Fund’s investments and cost of doing business.
Regulatory Risk: The risk that a change in laws or regulations will materially impact a security or market.
Tax Risks: For a discussion of the tax considerations relating to derivative transactions, see “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions.”
General risks of hedging strategies using derivatives:
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The use by the Funds of hedging strategies involves special considerations and risks, as described below.
Successful use of hedging transactions depends upon Invesco’s and the Sub-Advisers’ ability to predict correctly the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While Invesco and the Sub-Advisers are experienced in the use of derivatives for hedging, there can be no assurance that any particular hedging strategy will succeed.
In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument used for hedging and the price movements of the investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.
Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. Investors should bear in mind that a Fund is not obligated to actively engage in hedging. For example, a Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.
Types of derivatives:
Swaps.
Generally, swap agreements are contracts between a Fund and another party (the counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a futures commission merchant (FCM) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in returns) and /or cash flows earned or realized on a particular asset such as an equity or debt security, commodity, currency, interest rate or index, calculated with respect to a “notional amount.” The notional amount is the set amount selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular foreign currency, or a “basket” of securities representing a particular index. Swap agreements can also be based on credit and other events. In some cases, such as cross currency swaps, the swap agreement may require delivery (exchange) of the entire notional value of one designated currency for another designated currency.
It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, ISDA master agreements include credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
Comprehensive swaps regulation. The Dodd-Frank Act and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements in swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a
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small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.
Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In the event that one party to the swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting party or the non-defaulting party, under certain circumstances, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but generally represent the amount that the “in-the-money” party would have to pay to replace the swap as of the date of its termination.
During the term of an uncleared swap, a Fund will be required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments (variation margin). Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged will not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.
Currently, the Funds do not typically provide initial margin in connection with uncleared swaps. However, rules requiring initial margin to be posted by certain market participants for uncleared swaps have been adopted and are being phased in over time. When these rules take effect with respect to the Funds, if a Fund is deemed to have material swaps exposure, it will under applicable swap regulations be required to post initial margin in addition to variation margin.
Uncleared swaps are not traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. The Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.
Cleared Swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. The Dodd-Frank Act and related regulatory developments will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common credit default index swaps and certain interest rate swaps as subject to mandatory clearing and certain public trading facilities have made these swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements.
In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty.
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When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts. If the value of the Fund’s cleared swap declines, the Fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. Conversely, if the market value of the Fund’s position increases, the FCM will post additional “variation margin” to the Fund’s account. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund.
Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.
With cleared swaps, a Fund may not be able to obtain terms as favorable as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.
Finally, a Fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the executing broker.
Commonly used swap agreements include:
Credit Default Swaps (CDS): A CDS is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay or bankruptcy of the issuer on a referenced debt obligation. CDS transactions are typically individually negotiated and structured. A Fund may enter into CDS to create long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.
A Fund may buy a CDS (buy credit protection). In this transaction the Fund makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a referenced debt obligation (the Reference Obligation). If a credit event occurs for the Reference Obligation, the Fund would cease making premium payments and it would deliver defaulted bonds to the seller. In return, the seller would pay the notional value of the Reference Obligation to the Fund. Alternatively, the two counterparties may agree to cash settlement in which the seller delivers to the Fund (buyer) the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund pays the fixed premium to the seller for the life of the contract, and no other exchange occurs.
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Alternatively, a Fund may sell a CDS (sell credit protection). In this transaction the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the Reference Obligation. If a credit event occurs for the Reference Obligation, the buyer would cease to make premium payments to the Fund and deliver the Reference Obligation to the Fund. In return, the Fund would pay the notional value of the Reference Obligation to the buyer. Alternatively, the two counterparties may agree to cash settlement in which the Fund would pay the buyer the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund receives the premium payments over the life of the contract, and no other exchange occurs.
Credit Default Index Swaps (CDX): A CDX is a swap on an index of CDS. A CDX allows an investor to manage credit risk or to take a position on a basket of credit entities (such as CDS or CMBS) in a more efficient manner than transacting in single name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. New series of CDX are issued on a regular basis. A Commercial Mortgage-Backed Index (CMBX) is a type of CDX made up of 25 tranches of commercial mortgage-backed securities (See “Debt Instruments — Mortgage-Backed and Asset-Backed Securities”) rather than CDS. Unlike other CDX contracts where credit events are intended to capture an event of default, CMBX involves a pay-as-you-go (PAUG) settlement process designed to capture non-default events that affect the cash flow of the reference obligation. PAUG involves ongoing, two-way payments over the life of a contract between the buyer and the seller of protection and is designed to closely mirror the cash flow of a portfolio of cash commercial mortgage-backed securities. A CDX index tranche provides access to customized risk, exposing each investor to losses at different levels of subordination. The lowest part of the capital structure is called the “equity tranche” as it has exposure to the first losses experienced in the basket. The mezzanine and senior tranches are higher in the capital structure but can also be exposed to loss in value. Investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps.
Foreign Exchange Swaps: A foreign exchange swap involves an agreement between two parties to exchange two different currencies on a specific date at a fixed rate, and an agreement for the reverse exchange of those two currencies at a later date and at a fixed rate. Foreign exchange swaps were exempted from the definition of “swaps” by the U.S. Treasury and are therefore not subject to many rules under the CEA that apply to swaps, including the mandatory clearing requirement. They are also not considered “commodity interests” for purposes of CEA Regulations and Exclusions, discussed above. However, foreign exchange swaps nevertheless remain subject to the CFTC’s trade reporting requirements, enhanced anti-evasion authority, and strengthened business conduct standards.
Currency Swaps: A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential between them. Currency swaps typically involve the delivery of the entire notional values of the two designated currencies. In such a situation, the full notional value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund may also enter into currency swaps on a net basis, which means the two different currency payment streams under the swap agreement are converted and netted out to a single cash payment in just one of the currencies.
Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to a Fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including swap transaction obligations. These actions could also have an adverse effect on a Fund’s swap transactions or cause a Fund’s hedging positions to be rendered useless, resulting in full currency exposure as well as incurring unnecessary transaction costs.
Interest Rate Swaps: An agreement between two parties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified principal or notional amount. In other
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words, Party A agrees to pay Party B a fixed interest rate multiplied by a notional amount and in return Party B agrees to pay Party A a variable interest rate multiplied by the same notional amount.
Index Swap Transactions. Invesco Fundamental Alternatives Fund and Invesco Global Allocation Fund may enter into a swap on an index, which involves the exchange by the Fund with another party of the respective amounts payable to a notional principal amount related to one or more securities.
Caps, floors and collars. Other types of swaps include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor,” and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Inflation Swaps: Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of a Fund against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.
Swaptions: An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
Swaptions are considered to be swaps for purposes of CFTC regulation. Although they are currently traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing and exchange trading.
Commodity Swaps: A commodity swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of a commodity-based underlying instrument (such as a specific commodity or commodity index) in return for periodic payments based on a fixed or variable interest rate or the total return from another commodity-based underlying instrument. In a total return commodity swap, a Fund receives the price appreciation of a commodity index, a portion of a commodity index or a single commodity in exchange for paying an agreed-upon fee.
Total Return Swaps: An agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains.
Volatility and Variance Swaps: A volatility swap involves an exchange between a Fund and a counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to
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volatility swaps except payments are based on the difference between the implied and measured volatility mathematically squared.
Bundled Securities. Invesco U.S. Managed Volatility Fund  may invest in bundled securities. In lieu of investing directly in securities, the Fund may from time to time invest in Targeted Returns Index Securities Trusts (TRAINS) or similar instruments representing a fractional undivided interest in an underlying pool of securities often referred to a "Bundled Securities". Bundled Securities are typically represented by certificates and the Funds will be permitted at any time to exchange such certificates for the underlying securities evidenced by such certificates and thus the certificates are generally subject to the same risks as the underlying securities held in the trust. The Fund will examine the characteristics of the underlying securities for compliance with investment criteria but will determine liquidity with reference to the certificates itself. TRAINS and other trust certificates are generally not registered under the 1933 Act or the 1940 Act and therefore must be held by qualified purchasers and resold to qualified institutional buyers pursuant to Rule 144A under the 1933 Act. Investments in certain TRAINS or other trust certificates may have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.
Options. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment purposes (e.g., as substitute for investing in securities), to speculate on future volatility levels or to decrease the volatility exposure of other investments held by the Fund. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or delivery of a cash settlement price, in the case of certain options, such as an index option and other cash-settled options). An option on a CDS or a futures contract (described below) gives the purchaser the right, but not the obligation, to enter into a CDS or assume a position in a futures contract. Option transactions present the possibility of large amounts of exposure (or leverage), which may result in a Fund’s net asset value being more sensitive to changes in the value of the option.
The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options would exceed 20% of the Fund’s total assets.  A Fund will not purchase options if, immediately after such purchase, the aggregate premiums paid for outstanding options would exceed 5% of the Fund’s total assets.
A Fund may effectively terminate its right or obligation under an option by entering into an offsetting closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.
Options may be either listed on an exchange or traded in OTC markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time; therefore the Fund may be required to treat some or all OTC options as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be
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able to close out an OTC option position at a favorable price prior to exercise or expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.
Types of Options:
Put Options on Securities. A put option gives the purchaser the right to sell, to the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency for the exercise price.
Call Options on Securities. A call option gives the purchaser the right to buy, from the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell to and deliver the underlying security, contract or foreign currency to the purchaser of the call option for the exercise price.
Index Options. Index options (or options on securities indices) give the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the multiplier), which determines the total dollar value for each point of such difference.
The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index and, as a result, bears the risk that the value of the securities held will not be perfectly correlated with the value of the index.
CDS Options. A CDS option transaction gives the buyer the right, but not the obligation, to enter into a CDS at a specified future date and under specified terms in exchange for paying a market based purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.
Non-Standard Options. In addition to the options described above, certain options used by the Fund may have non-standard payout structures or other features. These options, which are sometimes referred to as “exotic” options, include, but are not limited to: (i) digital options (otherwise known as binary options or all-or-nothing options), which are cash-settled options that provide for a pre-determined all-or-nothing payment if, at the time of the expiration of the contract, the price of a reference asset exceeds a particular threshold; and (ii) barrier or window barrier options, which come into existence (knock-in) or cease to exist (knock-out) if the price of a reference asset reaches a particular threshold before the contract’s expiration. These options are typically traded over-the-counter (OTC) and entail all of the investment risks associated with OTC options discussed herein. In addition, due to their non-standard terms, these options may have price movements that vary markedly from those of simple put or call options. Exotic options may be more difficult to value than more standard types of options, and may be subject to greater liquidity risk. While some exotic options have fairly active markets, others are mostly thinly traded instruments. Furthermore, to the extent that the Fund uses options that provide for all-or-nothing payouts (e.g., digital options) for hedging purposes, there may be a heightened risk that the payout will not fully offset the downside risk being hedged. Certain exotic options are considered swaps, and therefore are included in the definition of “commodity interests.”
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Option Techniques:
Writing Options. A Fund may write options to generate additional income and to seek to hedge its portfolio against market or exchange rate movements. As the writer of an option, the Fund may have no control over when the underlying reference asset must be sold (in the case of a call option) or purchased (in the case of a put option), if the option was structured as an American style option, because the option purchaser may notify the Fund of exercise at any time prior to the expiration of the option. In addition, if the option is cash-settled instead of deliverable, the Fund is obligated to pay the option purchaser the difference between the exercise price and the value of the underlying reference asset, instead of selling or purchasing the underlying reference asset, if the option is exercised. In general, options are rarely exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.
A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying reference asset. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying reference asset will decline below the exercise price, in which case the put option may be exercised and the Fund may suffer a loss.
In return for the premium received for writing a call option on a reference asset, the Fund foregoes the opportunity for profit from a price increase in the underlying reference asset above the exercise price so long as the option remains open, but retains the risk of loss should the price of the reference asset decline.
If an option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying reference asset, held by the Fund during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying reference asset, which will be increased or offset by the premium received. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold. However, once a Fund has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver (for a call) or purchase (for a put) the underlying reference asset at the exercise price (if deliverable) or pay the difference between the exercise price and the value of the underlying reference asset (if cash-settled). Invesco Fundamental Alternatives Fund and Invesco Global Allocation Fund can buy a put or call option only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.
Purchasing Options. A Fund may purchase a put option on an underlying reference asset owned by the Fund in order to protect against an anticipated decline in the value of the underlying reference asset held by the Fund; may purchase put options on underlying reference assets against which it has written other put options; or may speculate on the value of an underlying reference asset, index or quantitative measure. The premium paid for the put option and any transaction costs would reduce any profit realized when the underlying reference asset is delivered upon the exercise of the put option. Conversely, if the underlying reference asset does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A put option may also be purchased on an investment the Fund does not own.
A Fund may purchase a call option for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. The Fund is not required to own the underlying reference asset in order to purchase a call option. If the Fund does not own the underlying position, the purchase of a call option would enable a Fund to acquire the underlying reference asset at the exercise price of the call option plus the premium paid. So long as it holds a call option, rather than the underlying reference asset itself, the Fund is partially protected from any unexpected increase in the market price of the underlying reference asset. If the market price does not exceed the exercise price, the Fund could purchase the underlying reference asset on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.
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Options on Futures Contracts. Options on futures contracts give the holder the right to assume a position in a futures contract (to buy the futures contract if the option is a call and to sell the futures contract if the option is a put) at a specified exercise price at any time during the period of the option.
Straddles/Spreads/Collars. Each Fund for hedging purposes, or for speculative purposes, may enter into straddles, spreads or collars to adjust the risk and return characteristics of the Fund's overall position.
Spread and straddle options transactions. In “spread” transactions, a Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and/or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option.
Option Collars. A Fund also may use option “collars.” A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.
Rights and Warrants. Rights are equity securities representing a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public. A stockholder who purchases rights may be able to retain the same ownership percentage after the new stock offering. A right usually enables the stockholder to purchase common stock at a price below the initial offering price. A Fund that purchases a right takes the risk that the right might expire worthless because the market value of the common stock falls below the price fixed by the right.
Each Fund (except for Invesco World Bond Factor Fund) may purchase warrants. A warrant gives the holder the right to purchase securities from the issuer at a specific price within a certain time frame and is similar to a call option. The main difference between warrants and call options is that warrants are issued by the company that will issue the underlying security, whereas options are not issued by the company. Young, unseasoned companies often issue warrants to finance their operations.
Invesco Fundamental Alternatives Fund and Invesco Global Allocation Fund can invest up to 5% of its total assets in rights and warrants, not including rights and warrants the Fund acquires as part of the securities units or that are attached to other securities the Fund buys.
Futures Contracts.
A futures contract is a standard binding agreement to buy or sell a specified amount of a specified security, currency, commodity, interest rate or index (or delivery of a cash settlement price, in the case of certain futures such as an index future, Eurodollar Future or volatility future) for a specified price at a designated date, time and place (collectively, futures contracts). A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument or asset called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument or asset called for by the contract at a specified price on a specified date.
The Fund will only enter into futures contracts that are traded (either domestically or internationally) on futures exchanges or certain exempt markets including exempt boards of trade and electronic trading
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facilities; and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the CEA and by the CFTC. Foreign futures exchanges or exempt markets and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. In addition, futures contracts that are traded on non-U.S. exchanges or exempt markets may not be as liquid as those purchased on CFTC-designated contract markets. For a further discussion of the risks associated with investments in foreign securities, see “Foreign Investments” above.
Brokerage fees are incurred when a futures contract is bought or sold, and margin deposits must be maintained at all times when a futures contract is outstanding. “Margin” for a futures contract is the amount of funds that must be deposited by a Fund in order to initiate futures contracts trading and maintain its open positions in futures contracts. A margin deposit made when the futures contract is entered (initial margin) is intended to ensure the Fund’s performance under the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract.
Subsequent payments, called “variation margin,” received from or paid to the FCM through which a Fund enters into the futures contract will be made on a daily basis as the futures price fluctuates making the futures contract more or less valuable, a process known as marking-to-market. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund and the FCM pays the Fund any excess gain over the margin amount.
There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.
Closing out an open futures contract is effected by entering into an offsetting futures contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the futures contract.
In addition, if a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.
Pursuant to federal securities laws and regulations, a Fund's use of futures contracts may require the Fund to set aside assets to reduce the risks associated with using futures contracts. This process is described in more detail above in the section "Derivatives".
Types of Futures Contracts:
Commodity Futures: A commodity futures contract is an exchange-traded contract to buy or sell a particular commodity at a specified price at some time in the future. Commodity futures contracts are highly volatile; therefore, the prices of a Fund’s shares may be subject to greater volatility to the extent it invests in commodity futures.
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Currency Futures: A currency futures contract is a standardized, exchange-traded contract to buy or sell a particular currency at a specified price at a future date (commonly three months or more). Currency futures contracts may be highly volatile and thus result in substantial gains or losses to the Fund.
A Fund may either exchange the currencies specified at the maturity of a currency futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may also enter into currency futures contracts that do not provide for physical settlement of the two currencies but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount. Closing transactions with respect to currency futures contracts are usually effected with the counterparty to the original currency futures contract.
Index Futures: An index futures contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the date specified in the contract and the price agreed upon in the futures contract; no physical delivery of securities comprising the index is made. Index futures can be based on stock, bond or other indices. Such indices cannot be purchased or sold directly.
Interest Rate Futures: An interest rate futures contract is an exchange-traded contract in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate futures contracts are U.S. Treasury futures and Eurodollar futures contracts. The specified security for U.S. Treasury futures is a U.S. Treasury security. The specified security for Eurodollar futures is the London Interbank Offered Rate (LIBOR), which is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market.
Dividend Futures: A dividend futures contract is an exchange-traded contract to purchase or sell an amount equal to the total dividends paid by a selected security, basket of securities or index, over a period of time for a specified price that is based on the expected dividend payments from the selected security, basket of securities or index.
Security Futures: A security futures contract is an exchange-traded contract to purchase or sell, in the future, a specified quantity of a security (other than a Treasury security), or a narrow-based securities index at a certain price.
Options on Futures Contracts. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures contract margin account.
The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities. Pursuant to federal securities laws and regulations, the Fund’s use of options on futures contracts may require the Fund to set aside assets to reduce the risks associated with using options on futures contracts.  This process is described in more detail above in the section “Derivatives.”
Forward Foreign Currency Contracts. Each Fund may enter into forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. Certain Funds may also enter into forward foreign currency transactions for speculative purposes, including to seek additional income or increased returns for the Fund.
A forward foreign currency contract is an obligation to buy or sell a particular currency in exchange for another currency, which may be U.S. dollars, at a specified price at a future date. Forward foreign currency contracts are typically individually negotiated and privately traded by currency traders and their customers in
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the interbank market. A Fund may enter into forward foreign currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.
At the maturity of a forward foreign currency contract, a Fund may either exchange the currencies specified at the maturity of the contract or, prior to maturity, a Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency contracts are usually effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
The Funds will comply with guidelines established by the SEC with respect to “cover” requirements of forward foreign currency contracts (See Derivatives above). With respect to forward foreign currency contracts that are contractually required to “cash-settle” (i.e., a non-deliverable forward (NDF) or the synthetic equivalent thereof), however, the Fund may set aside liquid assets in an amount equal to the Fund’s daily mark-to-market obligation (i.e., the Fund’s daily net liabilities, if any), rather than the contract’s full notional value. By setting aside assets equal to its net obligations under forward foreign currency contracts that are cash-settled or treated as being cash-settled, the Funds will have the ability to employ leverage to a greater extent than if the Funds were required to segregate assets equal to the full notional value of such contracts. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.
Under definitions adopted by the CFTC and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information on central clearing and trading of cleared swaps, see “Swaps” and “Risks of Potential Increased Regulation of Derivatives.” Forward foreign currency contracts that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of forward foreign currency contracts, especially non-deliverable forwards, may restrict a Fund’s ability to use these instruments in the manner described above or subject Invesco to CFTC registration and regulation as a CPO.
The cost to a Fund of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.
LIBOR Transition Risk
A Fund may invest in financial instruments (including variable or floating rate loans, debt securities, and derivatives such as interest rate futures) that are tied to the London Interbank Offered Rate (“LIBOR”). LIBOR is a common benchmark interest rate index used to make adjustments to variable-rate loans and to determine interest rates for a variety of financial instruments and borrowing arrangements. A Fund’s investments may pay interest at floating rates based on LIBOR, may be subject to interest caps or floors based on LIBOR, or may otherwise reference LIBOR as a reference rate to determine payment obligations, financing terms, hedging strategies or investment value.
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On July 27, 2017, the head of the United Kingdom's Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is currently expected that LIBOR will cease to be published after that time, although there are initiatives underway for the discontinuation to be extended beyond 2021 for certain LIBOR rates. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on a Fund or the instruments in which a Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; increased difficulty in borrowing or refinancing and diminished effectiveness of any applicable hedging strategies against instruments whose terms currently include LIBOR; and/or costs incurred in connection with temporary borrowings and closing out positions and entering into new agreements. Additionally, while some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative or “fallback” rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments have such fallback provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to a Fund.
Industry initiatives are underway to identify and begin implementation of alternative reference rates; however, there are challenges to converting certain securities and transactions to a new reference rate.
In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced a replacement for LIBOR, the Secured Overnight Funding Rate (SOFR). The Federal Reserve Bank of New York began publishing the SOFR in April 2018, which is a broad measure of the cost of overnight borrowing of cash collateralized by Treasury securities. SOFR is intended to serve as a reference rate for U.S. dollar-based debt and derivatives and ultimately reduce the markets’ dependence on LIBOR. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate in the United Kingdom.
Environmental, Social and Governance (ESG) Considerations.
The ESG considerations described herein may not be used by a Fund and will vary depending on a Fund’s particular investment strategy and in accordance with what a Fund’s investment team deems relevant when making investment decisions. Further, a Fund’s prospectus may describe additional ESG strategies and risks.
ESG considerations, either quantitative or qualitative, may be utilized as a component of a Fund’s investment process to implement its investment strategy in pursuit of its investment objective. ESG factors may be incorporated to evaluate an issuer as part of risk analysis, credit analysis or in other manners. ESG factors may vary across types of investments and issuers, and not every ESG factor may be identified or evaluated. The incorporation of ESG factors may affect a Fund’s exposure to certain companies or industries and may not work as intended. A Fund may underperform other funds that do not assess an issuer’s ESG factors as part of the investment process or that use a different methodology to identify and/or incorporate ESG factors. Because ESG considerations may be used as one part of an overall investment process, a Fund may still invest in securities of issuers that are not considered ESG-focused or that may be viewed as having a high ESG risk profile. As investors can differ in their views regarding ESG factors, a Fund may invest in issuers that do not reflect the views with respect to ESG of any particular investor. Information used by a Fund to evaluate such factors, including from reliance on third-party research and/or proprietary research, may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact a Fund’s ability to accurately assess an issuer
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and therefore its performance. There is no guarantee that the evaluation of ESG considerations will be additive to a Fund’s performance.
Receipt of Issuer’s Nonpublic Information
The Adviser or Sub-Advisers (through their portfolio managers, analysts, or other representatives) may receive material nonpublic information about an issuer that may restrict the ability of the Adviser or Sub-Advisers to cause the Funds to buy or sell securities of the issuer on behalf of the Funds for substantial periods of time. This may impact the Funds' ability to realize profit or avoid loss with respect to the issuer and may adversely affect the Funds' flexibility with respect to buying or selling securities, potentially impacting Fund performance. For example, activist investors of certain issuers in which the Adviser or Sub-Advisers hold large positions may contact representatives of the Adviser or Sub-Advisers and may disclose material nonpublic information in such communication. The Adviser or Sub-Advisers would be restricted from trading on the basis of such material nonpublic information, limiting their flexibility in managing the Funds and possibly impacting Fund performance.
Business Continuity and Operational Risk
The Adviser, the Funds and the Funds’ service providers may experience disruptions or operating errors, such as processing errors or human errors, inadequate or failed internal or external processes, systems or technology failures, or other disruptive events, that could negatively impact and cause disruptions in normal business operations of the Adviser, the Funds or the Funds’ service providers. The Adviser has developed a Business Continuity Program (the “Program”) designed to minimize the disruption of normal business operations in the event of an adverse incident affecting the Funds, the Adviser and/or its affiliates. The Program is also designed to enable the Adviser to reestablish normal business operations in a timely manner during such an adverse incident; however, there are inherent limitations in such programs (including the possibility that contingencies have not been anticipated and procedures do not work as intended) and, under some circumstances (e.g. natural disasters, terrorism, public health crises, power or utility shortages and failures, system failures or malfunctions), the Adviser, its affiliates, and any service providers or vendors used by the Adviser, its affiliates, or the Fund could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances could cause disruptions and negatively impact the Funds’ service providers and the Funds’ business operations, potentially including an inability to process Fund shareholder transactions, an inability to calculate a Fund’s net asset value and price the Fund’s investments, and impediments to trading portfolio securities.
Cybersecurity Risk
The Funds, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Funds or their service providers or the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner
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and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
COVID-19. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs.  Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds' performance.
Fund Policies
Fundamental Restrictions. Except as otherwise noted below, each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.
(1) The Fund (except for Invesco Emerging Markets Local Debt Fund, Invesco Emerging Markets Select Equity Fund, Invesco Global Infrastructure Fund, Invesco Global Strategic Income Fund and Invesco International Bond Fund) is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.
(2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.
(3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.
(4) The Fund (except for Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Infrastructure Fund and Invesco Health Care Fund) will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.
Invesco Health Care Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign issuers in the health care industry.
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Invesco Balanced-Risk Commodity Strategy Fund will concentrate (as much term may be defined or interpreted by the 1940 Act Law, Interpretations and Exemptions) its investments in order to obtain exposure to commodities markets.
Invesco Global Infrastructure Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the infrastructure industry.
(5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
(6) The Fund (except for Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Emerging Markets All Cap Fund, Invesco Endeavor Fund, Invesco Macro Allocation Strategy Fund and Invesco U.S. Managed Volatility Fund) may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities. This restriction also does not prevent Invesco Global Targeted Returns Fund from investing up to 25% of its total assets in its Subsidiary, thereby gaining exposure to the investment returns of commodities markets within the limitations of the federal tax requirements and investing outside of the Subsidiary in other commodity-linked instruments such as commodity-linked notes, ETFs, futures and swaps.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Emerging Markets All Cap Fund, Invesco Endeavor Fund, Invesco Macro Allocation Strategy Fund and Invesco U.S. Managed Volatility Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund.
(7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.
(8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.
The Invesco Developing Markets Fund’s investment objective is to seek capital appreciation. The Invesco Developing Markets Fund’s investment objective is fundamental and may not be changed without shareholder approval.
The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which Invesco and, when applicable, the Sub-Advisers must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.
Explanatory Note
For purposes of the Fund’s fundamental restriction related to industry concentration above, investments in tax-exempt municipal securities where the payment of principal and interest for such securities is derived solely from a specific project associated with an issuer that is not a governmental entity or a political subdivision of a government are subject to a Fund’s industry concentration policy. In addition, with respect to Invesco Multi-Asset Income Fund’s fundamental restriction related to industry concentration above, the Fund’s
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investment adviser may analyze the characteristics of a particular issuer and/or instrument and may assign an industry or sector classification consistent with those characteristics.
For purposes of the Fund’s fundamental restriction related to physical commodities above, the Fund is currently permitted to invest in futures, swaps, and other instruments on physical commodities to the extent disclosed in the Fund’s prospectus or SAI.
Non-Fundamental Restrictions. Non-fundamental restrictions may be changed for any Fund without shareholder approval. The non-fundamental investment restrictions listed below apply to each of the Funds unless otherwise indicated.
(1) In complying with the fundamental restriction regarding issuer diversification, the Fund (except for Invesco Emerging Markets Select Equity Fund, Invesco Global Infrastructure Fund, Invesco Macro Allocation Strategy Fund, Invesco Emerging Markets Local Debt Fund and Invesco International Bond Fund) will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.
In complying with the fundamental restriction regarding issuer diversification, any Fund that invests in municipal securities will regard each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member as a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.
(2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3 % of its total assets (including the amount borrowed) less liabilities (other than borrowings).
(3) In complying with the fundamental restriction regarding industry concentration, the Fund (except for Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Infrastructure Fund and Invesco Health Care Fund) may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.
For purposes of Invesco Health Care Fund’s fundamental restriction regarding industry concentration, an issuer will be considered to be engaged in health care-related industries if (1) at least 50% of its gross income or its net sales are derived from activities in the health care industry; (2) at least 50% of its assets are devoted to producing revenues from the health care industry; or (3) based on other available information, the Fund’s portfolio manager(s) determines that its primary business is within the health care industry.
For purposes of Invesco Balanced-Risk Commodity Strategy Fund’s fundamental investment restriction regarding concentration of its exposure in the commodities markets, an investment will be considered to provide exposure to commodities markets if (1) it is linked to the performance of the commodities
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markets; or (2) based on other available information, the Fund’s portfolio manager(s) determines that it provides exposure to the commodities market.
(4) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund (except Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Developing Markets Fund, Invesco Endeavor Fund, Invesco Macro Allocation Strategy Fund and Invesco U.S. Managed Volatility Fund) currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.
The Funds do not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which included, for example, oil, precious metals and grains). Accordingly, the Funds will interpret the fundamental restriction and the related non-fundamental restriction to permit the Funds, subject to each Fund’s investment objectives and general investment policies (as stated in the Funds’ prospectuses and herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, forward foreign currency contracts, foreign currency options, currency, commodity and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Funds will interpret the fundamental restriction to permit the Funds to invest in ETFs, registered investment companies, subject to the limits described in the Fund’s prospectuses and herein.
(5) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an Invesco Fund, on such terms and conditions as the SEC may require in an exemptive order.
(6) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.
(7) The Fund (except for Invesco Global Allocation Fund and Invesco Discovery Mid Cap Growth Fund) may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
(8) The following apply:
(a) Invesco Greater China Fund invests, under normal market conditions, at least 80% of its assets in equity or equity-related instruments issued by companies located or operating in Greater China. For this purpose, Greater China currently includes mainland China, Hong Kong, Macau and Taiwan.
(b) Invesco Emerging Markets All Cap Fund invests, under normal circumstances, at least 80% of its assets in securities of issuers in developing countries, i.e., those that are in the initial stages of their industrial cycle.
(c) Invesco Emerging Markets Select Equity Fund invests, under normal circumstances, at least 80% of its assets in securities of issuers in emerging markets countries, i.e. those that are generally in the early stages of their industrial cycles.
(d) Invesco Health Care Fund invests, under normal circumstances, at least 80% of its assets in securities of issuers engaged primarily in health care-related industries.
(e) Invesco Global Infrastructure Fund invests, under normal circumstances, at least 80% of its assets in equity securities of U.S. issuers.
(f) Invesco Developing Markets Fund invests, under normal circumstances, at least 80% of its assets in equity securities of issuers whose principal activities are in a developing market, i.e. are in a developing market or are economically tied to a developing market country.
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(g) Invesco Emerging Markets Innovators Fund invests, under normal circumstances, at least 80% of its assets in equity securities of issuers that are economically tied to an emerging market country.
(h) Invesco Emerging Markets Local Debt Fund invests, under normal circumstances, at least 80% of its assets in debt securities that are economically tied to emerging market countries and denominated in local (non-U.S) currencies.
(i) Invesco International Bond Fund invests, under normal circumstances, at least 80% of its assets in debt securities.
(j) Invesco Core Bond Fund invests, under normal circumstances, at least 80% of its assets in investment-grade debt securities (generally referred to as “bond”).
(k) Invesco Pacific Growth Fund invests, under normal circumstances, at least 80% of its assets in the securities of issuers in the Pacific region, excluding Japan.
(l) Invesco World Bond Factor Fund invests, under normal circumstances, at least 80% of its assets in fixed income securities.
(m) Invesco U.S. Managed Volatility Fund invests, under normal circumstances, at least 80% of its assets in securities of U.S. issuers.
For purposes of the foregoing, "assets" means net assets, plus the amount of any borrowings for investment purposes. Derivatives and other instruments that have economic characteristics similar to the securities in a Fund’s 80% policy described above for a Fund may also be counted toward that Fund's 80% policy. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.
If a percentage restriction on the investment or use of assets set forth in each Fund’s Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation. It is the intention of each Fund, unless otherwise indicated, that with respect to the Fund's policies that are a result of application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future, or changes to such laws.
Portfolio Turnover
Each Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. The following Funds experienced significant variation in portfolio turnover during the two most recently completed fiscal years ended October 2019 and October 2020.

Fund	2020	2019
Invesco Balanced-Risk Allocation Fund[1]	81%	11%
Invesco Balanced-Risk Commodity Strategy Fund[1]	186	9
Invesco Core Bond Fund[2]	397	86
Invesco Developing Markets Fund[1]	30	7
Invesco Discovery Mid Cap Growth Fund[1]	131	84
Invesco Emerging Markets All Cap Fund[3]	33	7
Invesco Emerging Markets Innovators Fund[1]	67	20
Invesco Endeavor Fund[4]	81	19
Invesco Global Allocation Fund[3]	82	52
Invesco Global Infrastructure Fund[2]	244	106
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Fund	2020	2019
Invesco Global Strategic Income Fund[1]	273	25
Invesco Global Targeted Returns Fund[1]	145	77
Invesco International Bond Fund[1]	162	7
Invesco Macro Allocation Strategy Fund[1]	120	0
Invesco Multi-Asset Income Fund[1]	117	76
Invesco Select Companies Fund[4]	102	26

1. The variation in portfolio turnover was due to changing asset levels.
2. The variation in portfolio turnover was due to a fluctuating volume of shareholder purchase and redemption orders, market conditions and changes in Invesco’s investment outlook.
3. The variation in portfolio turnover was due to market conditions.
4. The variation in portfolio turnover was due to portfolio management changes related to re-positioning.

Policies and Procedures for Disclosure of Fund Holdings
The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the Holdings Disclosure Policy). Invesco and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of Invesco and its affiliates may release information about portfolio securities in certain contexts are provided below. As used in the Holdings Disclosure Policy and throughout the SAI, the term “portfolio holdings information” includes information with respect to the portfolio holdings of a Fund, including holdings that are derivatives and holdings held as short positions. Information generally excluded from “portfolio holdings information” includes, without limitation, (i) descriptions of allocations among asset classes, regions, countries, industries or sectors; (ii) aggregated data such as average or median ratios, market capitalization, credit quality or duration; (iii) performance attributions by asset class, country, industry or sector; (iv) aggregated risk statistics, analysis and simulations, such as stress testing, with the exception of risk-based allocation of Invesco Global Targeted Returns Fund; (v) the characteristics of the stock and bond components of a Fund’s portfolio holdings and other investment positions; (vi) the volatility characteristics of a Fund; (vii) information on how various weightings and factors contributed to Fund performance; (viii) various financial characteristics of a Fund or its underlying portfolio investments; and (ix) other information where, in the reasonable belief of the Funds' Chief Compliance Officer (or a designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the applicable Fund.
Public release of portfolio holdings. The Funds disclose the following portfolio holdings information at www.invesco.com/us. 1
Information	Approximate Date of Website Posting	Information Remains Available on Website
Select portfolio holdings information, such as top ten holdings as of the month-end	15 days after month-end	Until replaced with the following month’s top ten holdings

Select holdings included in the Fund’s Quarterly Performance Update	29 days after calendar quarter-end	Until replaced with the following quarter’s Quarterly Performance Update

Complete portfolio holdings as of calendar quarter-end	30 days after calendar quarter-end	For one year

Complete portfolio holdings as of fiscal quarter-end	60-70 days after fiscal quarter-end	For one year
1
To locate each Fund’s portfolio holdings information go to www.invesco.com/us, select “Financial Professional” or “Individual
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Investor,” if applicable. Hover over the “Products” tab, then click on “Mutual Funds.” On the “Mutual Funds” page click on “Fund Materials.” Links to each Fund’s portfolio holdings are located under the “Holdings” column.
You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.
Selective disclosure of portfolio holdings information pursuant to Non-Disclosure Agreement. Employees of Invesco and its affiliates may disclose non-public full portfolio holdings information on a selective basis only if Invesco approves the parties to whom disclosure of non-public full portfolio holdings information will be made. Invesco must determine that the proposed selective disclosure will be made for business purposes of the applicable Fund and is in the best interest of the applicable Fund’s shareholders. In making such determination, Invesco will address any perceived conflicts of interest between shareholders of such Fund and Invesco or its affiliates as part of granting its approval.
The Board exercises continuing oversight of the disclosure of Fund portfolio holdings information by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the Invesco Funds’ Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco and the Invesco Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended (Advisers Act)) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board receives reports on the specific types of situations in which Invesco proposes to provide such selective disclosure and the situations where providing selective disclosure raises perceived conflicts of interest between shareholders of the applicable Fund and Invesco or its affiliates. In any specific situation where Invesco addresses a perceived conflict, Invesco will report to the Board on the persons to whom such disclosures are to be made and the treatment of such conflict before agreeing to provide selective disclosure.
Invesco discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the funds advised by Invesco (the Invesco Funds):
•
Attorneys and accountants;
•
Securities lending agents;
•
Lenders to the Invesco Funds;
•
Rating and rankings agencies;
•
Persons assisting in the voting of proxies;
•
Invesco Funds’ custodians;
•
The Invesco Funds’ transfer agent(s) (in the event of a redemption in kind);
•
Pricing services, market makers, or other fund accounting software providers (to determine the price of investments held by an Invesco Fund);
•
Brokers identified by the Invesco Funds’ portfolio management team who provide execution and research services to the team; and
•
Analysts hired to perform research and analysis for the Invesco Funds’ portfolio management team.
In many cases, Invesco will disclose current portfolio holdings information on a daily basis to these persons. In these situations, Invesco has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings information will maintain the confidentiality of such portfolio holdings information and will not trade on such information (Non-disclosure Agreements). Please refer to Appendix B for a list of examples of persons to whom Invesco provides non-public portfolio holdings information on an ongoing basis.
Invesco will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco and its
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affiliates or the Invesco Funds, and where there is no other way to transact the Funds' business without disclosure of such portfolio holdings information.
The Holdings Disclosure Policy provides that the Funds, Invesco or any other party in connection with the disclosure of portfolio holdings information will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by Invesco or one of its affiliates) for the selective disclosure of portfolio holdings information.
Disclosure of certain portfolio holdings information without Non-Disclosure Agreement. Invesco and its affiliates that provide services to the Funds, the Sub-Advisers and each of their employees may receive or have access to portfolio holdings information as part of the day to day operations of the Funds.
From time to time, employees of Invesco and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio investments or may state that a Fund has recently purchased or sold, or continues to own, one or more investments. The investments subject to these views and statements may be ones that were purchased or sold since the date on which portfolio holdings was made available on the Fund’s website and therefore may not be reflected on the portfolio holdings information disclosed on the website. Such views and statements may be made to various persons, including members of the press, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan and their advisers. The nature and content of the views and statements provided to each of these persons may differ.
Disclosure of portfolio holdings information to traders. Additionally, employees of Invesco and its affiliates may disclose one or more of the investments held by a Fund when purchasing and selling investments through broker-dealers, futures commissions merchants, clearing agencies and other counterparties requesting bids on investments, obtaining price quotations on investments, or in connection with litigation involving the Funds' portfolio investments. Invesco does not enter into formal Non-Disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who Invesco believed was misusing the disclosed information.
Disclosure of portfolio holdings of other Invesco-managed products. Invesco and its affiliates manage products sponsored by companies other than Invesco, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain Invesco Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by Invesco and its affiliates may disclose the portfolio holdings of their products at different times than Invesco discloses portfolio holdings for the Invesco Funds.
MANAGEMENT OF THE TRUST
Board of Trustees
The Trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.
Qualifications and Experience. In addition to the information set forth in Appendix C, the following sets forth additional information about the qualifications and experiences of each of the Trustees.
Interested Trustee
Martin L. Flanagan, Trustee and Vice Chair
Martin L. Flanagan has been a member of the Board of Trustees and Vice Chair of the Invesco Funds since 2007. Mr. Flanagan is president and chief executive officer of Invesco Ltd., a position he has held since August 2005. He is also a member of the Board of Directors of Invesco Ltd.
Mr. Flanagan joined Invesco, Ltd. from Franklin Resources, Inc., where he was president and co-chief executive officer from January 2004 to July 2005. Previously he had been Franklin’s co-president from May
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2003 to January 2004, chief operating officer and chief financial officer from November 1999 to May 2003, and senior vice president and chief financial officer from 1993 until November 1999.
Mr. Flanagan served as director, executive vice president and chief operating officer of Templeton, Galbraith & Hansberger, Ltd. before its acquisition by Franklin in 1992. Before joining Templeton in 1983, he worked with Arthur Andersen & Co.
Mr. Flanagan is a chartered financial analyst and a certified public accountant. He serves as vice chairman of the Investment Company Institute and a member of the executive board at the SMU Cox School of Business.
The Board believes that Mr. Flanagan’s long experience as an executive in the investment management area benefits the Funds.
Independent Trustees
Christopher L. Wilson, Trustee and Chair
Christopher L. Wilson has been a member of the Board of Trustees of the Invesco Funds since 2017 and Chair since January 2021. He previously served as Chair Designate since March 27, 2019 and Vice Chair since June 10, 2019.
Mr. Wilson started a career in the investment management business in 1980. From 2004 to 2009, Mr. Wilson served as President and Chief Executive Officer of Columbia Funds, a mutual fund complex with over $350 billion in assets. From 2009 to 2017, Mr. Wilson served as a Managing Partner of CT2, LLC, an early stage investing and consulting firm for start-up companies.
From 2014 to 2016, Mr. Wilson served as a member of the Board of Directors of the mutual fund company managed by TDAM USA Inc., an affiliate of TD Bank, N.A.
From 2011 to 2020, Mr. Wilson served as a member of the Board of Directors of ISO New England, Inc., the company that establishes the wholesale electricity market and manages the electrical power grid in New England. Mr. Wilson served as the chair of the Audit and Finance Committee, which also oversaw cybersecurity, and was a member of the systems planning committee of ISO-NE, Inc. He also previously served as chair of the Human Resources and Compensation Committee and was a member of the Markets Committee.
Mr. Wilson currently serves as a Board member of enaible Inc., a technology company focused on providing artificial intelligence solutions.
The Board believes that Mr. Wilson’s knowledge of financial services and investment management, his experience as a director and audit committee member of other companies, including a mutual fund company, and other professional experience gained through his prior employment benefit the Funds.
Beth Ann Brown, Trustee
Beth Ann Brown has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2016 to 2019, Ms. Brown served on the boards of certain investment companies in the Oppenheimer Funds complex.
Ms. Brown has served as Director of Caron Engineering, Inc. since 2018 and as an Independent Consultant since September 2012. Since 2013, she has also served as Director, Vice President (through 2019) and President (since 2019) of Grahamtastic Connection, a non-profit organization.
Previously, Ms. Brown served in various capacities at Columbia Management Investment Advisers LLC, including Head of Intermediary Distribution, Managing Director, Strategic Relations and Managing Director, Head of National Accounts. She also served as Senior Vice President, National Account Manager from 2002-2004 and Senior Vice President, Key Account Manager from 1999 to 2002 of Liberty Funds Distributor, Inc.
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From 2014 and 2017, Ms. Brown served on the Board of Advisors of Caron Engineering Inc. and also served as President and Director of Acton Shapleigh Youth Conservation Corps, a non–profit organization, from 2012 to 2015.
The Board believes that Ms. Brown’s experience in financial services and investment management and as a director of other investment companies benefits the Funds.
Jack M. Fields, Trustee
Jack M. Fields has been a member of the Board of Trustees of the Invesco Funds since 1997.
Mr. Fields served as a member of Congress, representing the 8th Congressional District of Texas from 1980 to 1997. As a member of Congress, Mr. Fields served as Chairman of the House Telecommunications and Finance Subcommittee, which has jurisdiction and oversight of the Federal Communications Commission and the SEC. Mr. Fields co-sponsored the National Securities Markets Improvements Act of 1996, and played a leadership role in enactment of the Securities Litigation Reform Act. In addition, Mr. Fields led the effort to reform telecommunications policy which resulted in the passage of The Telecommunications Act of 1996, which was the first major reform of telecommunications policy since 1934.
Mr. Fields currently serves as Chief Executive Officer of the Twenty-First Century Group, Inc. in Washington, D.C., a bipartisan Washington consulting firm specializing in Federal government affairs. He is also a member of the Board of Directors of Baylor College of Medicine.
Mr. Fields also served as a Director of Insperity, Inc. (formerly known as Administaff), a premier professional employer organization with clients nationwide until 2015. In addition, Mr. Fields serves as a Board member of Impact(Ed), a nonprofit organization dedicated to providing educational resources to people in need around the world through the use of technology.
The Board believes that Mr. Fields’ experience in the House of Representatives, especially concerning regulation of the securities markets, benefits the Funds.
Cynthia Hostetler, Trustee
Cynthia Hostetler has been a member of the Board of Trustees of the Invesco Funds since 2017.
Ms. Hostetler is currently a member of the board of directors of the Vulcan Materials Company, a public company engaged in the production and distribution of construction materials, Trilinc Global Impact Fund LLC, a publicly registered non-traded limited liability company that invests in a diversified portfolio of private debt instruments, and Resideo Technologies, Inc., a public company that manufactures and distributes smart home security products and solutions worldwide. Ms. Hostetler also serves on the board of governors of the Investment Company Institute and is a member of the governing council of the Independent Directors Council, both of which are professional organizations in the investment management industry.
Previously, Ms. Hostetler served as a member of the board of directors/trustees of Aberdeen Investment Funds, a mutual fund complex, Edgen Group Inc., a public company that provides products and services to energy and construction companies, from 2012 to 2013, prior to its sale to Sumitomo, and Genesee & Wyoming, Inc., a public company that owns and operates railroads worldwide, from 2018 to 2019, prior to its sale to Brookfield Asset Management.
From 2001 to 2009 Ms. Hostetler served as Head of Investment Funds and Private Equity at Overseas Private Investment Corporation (“OPIC”), a government agency that supports US investment in the emerging markets. Ms. Hostetler oversaw a multi-billion dollar investment portfolio in private equity funds. Prior to joining OPIC, Ms. Hostetler served as President and member of the board of directors of First Manhattan Bancorporation, a bank holding company, from 1991 to 2007, and its largest subsidiary, First Savings Bank, from 1991 to 2006 (Board Member) and from 1996 to 2001 (President).
The Board believes that Ms. Hostetler’s knowledge of financial services and investment management, her experience as a director of other companies, including a mutual fund complex, her legal background, and other professional experience gained through her prior employment benefit the Funds.
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Dr. Eli Jones, Trustee
Dr. Eli Jones has been a member of the Board of Trustees of the Invesco Funds since 2016.
Dr. Jones is the dean of the Mays Business School at Texas A&M University and holder of the Peggy Pitman Mays Eminent Scholar Chair in Business. Prior to his current position, Dr. Jones served as a director of Insperity, Inc. from 2004 to 2016 and was chair of the Compensation Committee and a member of the Nominating and Corporate Governance Committee. From 2012-2015, Dr. Jones was the dean of the Sam M. Walton College of Business at the University of Arkansas and holder of the Sam M. Walton Leadership Chair in Business. Prior to joining the faculty at the University of Arkansas, he was dean of the E. J. Ourso College of Business and Ourso Distinguished Professor of Business at Louisiana State University from 2008 to 2012; professor of marketing and associate dean at the C.T. Bauer College of Business at the University of Houston from 2007 to 2008; an associate professor of marketing from 2002 to 2007; and an assistant professor from 1997 until 2002. He taught at Texas A&M University for several years before joining the faculty of the University of Houston.
Dr. Jones served as the executive director of the Program for Excellence in Selling and the Sales Excellence Institute at the University of Houston from 1997 to 2007. Before becoming a professor, he worked in sales and sales management for three Fortune 100 companies: Quaker Oats, Nabisco, and Frito-Lay. Dr. Jones is a past director of Arvest Bank. He received his Bachelor of Science degree in journalism in 1982, his MBA in 1986 and his Ph.D. in 1997, all from Texas A&M University.
The Board believes that Dr. Jones’ experience in academia and his experience in marketing benefits the Funds.
Elizabeth Krentzman, Trustee
Elizabeth Krentzman has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2014 to 2019, Ms. Krentzman served on the boards of certain investment companies in the Oppenheimer Funds complex.
Ms. Krentzman currently serves as a member of the Board of Trustees of the University of Florida National Board Foundation. She is a member of the Cartica Funds Board of Directors (private investment funds). Ms. Krentzman is also a member of the Board of Trustees and Audit Committee of the University of Florida Law Center Association, Inc.
Ms. Krentzman served from 1997 to 2004 and from 2007 and 2014 in various capacities at Deloitte & Touche LLP, including Principal and Chief Regulatory Advisor for Asset Management Services, U.S. Mutual Fund Leader and National Director of the Investment Management Regulatory Consulting Practice. She served as General Counsel of the Investment Company Institute from 2004 to 2007.
From 1996 to 1997, Ms. Krentzman served as an Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission. She also served from 1991 to 1996 in various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission and from 1987 to 1991 as an Associate at Ropes & Gray LLP.
The Board believes that Ms. Krentzman’s legal background, experience in financial services and accounting and as a director of other investment companies benefits the Funds.
Anthony J. LaCava, Jr., Trustee
Anthony J. LaCava, Jr. has been a member of the Board of Trustees of the Invesco Funds since 2019.
Previously, Mr. LaCava served as a member of the board of directors and as a member of the audit committee of Blue Hills Bank, a publicly traded financial institution.
Mr. LaCava retired after a 37-year career with KPMG LLP (“KPMG”) where he served as senior partner for a wide range of firm clients across the retail, financial services, consumer markets, real estate,
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manufacturing, health care and technology industries. From 2005 to 2013, Mr. LaCava served as a member of the board of directors of KPMG and chair of the board’s audit and finance committee and nominating committee. He also previously served as Regional Managing Partner from 2009 through 2012 and Managing Partner of KPMG’s New England practice.
Mr. LaCava currently serves as Chairman of the Business Advisory Council of Bentley University and as a member of American College of Corporate Directors and Board Leaders, Inc.
The Board believes that Mr. LaCava’s experience in audit and financial services benefits the Funds.
Dr. Prema Mathai-Davis, Trustee
Dr. Prema Mathai-Davis has been a member of the Board of Trustees of the Invesco Funds since 1998.
Previously, Dr. Mathai-Davis served as co-founder and partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform) from 2017 to October 2019, when the firm was acquired by Forbes Media Holdings, LLC.
Dr. Mathai-Davis previously served as Chief Executive Officer of the YWCA of the USA from 1994 until her retirement in 2000. Prior to joining the YWCA, Dr. Mathai-Davis served as the Commissioner of the New York City Department for the Aging. She was a Commissioner and Board Member of the Metropolitan Transportation Authority of New York, the largest regional transportation network in the U.S. Dr. Mathai-Davis also serves as a Trustee of the YWCA Retirement Fund, the first and oldest pension fund for women, and on the advisory board of the Johns Hopkins Bioethics Institute. She was a member of the Board of Visitors of the University of Maryland School of Public Policy, and on the visiting Committee of The Harvard University Graduate School of Education.
Dr. Mathai-Davis was the president and chief executive officer of the Community Agency for Senior Citizens, a non-profit social service agency that she established in 1981. She also directed the Mt. Sinai School of Medicine-Hunter College Long-Term Care Gerontology Center, one of the first of its kind.
The Board believes that Dr. Mathai-Davis’ extensive experience in running public and charitable institutions benefits the Funds.
Joel W. Motley, Trustee
Joel W. Motley has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2002 to 2019, Mr. Motley served on the boards of certain investment companies in the Oppenheimer Funds complex.
Since 2016, Mr. Motley has served as an independent director of the Office of Finance of the Federal Home Loan Bank System. He has served as Managing Director of Carmona Motley, Inc., a privately-held financial advisory firm, since January 2002. He previously served as a member of the Vestry of Trinity Church Wall Street.
Mr. Motley also serves as a member of the Council on Foreign Relations and its Finance and Budget Committee. He is a member of the Investment Committee and is Chairman Emeritus of the Board of Human Rights Watch and a member of the Investment Committee and the Board of Historic Hudson Valley, a non-profit cultural organization.
Since 2011, he has served as a Board Member and Investment Committee Member of the Pulitzer Center for Crisis Reporting, a non-profit journalism organization. Mr. Motley also serves as Director and member of the Board and Investment Committee of The Greenwall Foundation, a bioethics research foundation, and as a Director of Friends of the LRC, a South Africa legal services foundation.
Previously, Mr. Motley served as Managing Director of Public Capital Advisors, LLC, a privately held financial advisory firm, from 2006 to 2017. He also served as Managing Director of Carmona Motley Hoffman Inc. a privately-held financial advisor, and served as a Director of Columbia Equity Financial Corp., a privately-held financial advisor, from 2002 to 2007.
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The Board believes that Mr. Motley’s experience in financial services and as a director of other investment companies benefits the Funds.
Teresa M. Ressel, Trustee
Teresa Ressel has been a member of the Board of Trustees of the Invesco Funds since 2017.
Ms. Ressel has previously served within the private sector and the U.S. government as well as consulting. Formerly, Ms. Ressel served at UBS AG in various capacities, including as Chief Executive Officer of UBS Securities LLC, a broker-dealer division of UBS Investment Bank, and as Group Chief Operating Officer of the Americas.
Between 2001 and 2004, Ms. Ressel served at the U.S. Treasury, initially as Deputy Assistant Secretary for Management & Budget and then as Assistant Secretary for Management and Chief Financial Officer. Ms. Ressel was confirmed by the U.S. Senate and anchored financial duties at the Department, including finance, accounting, risk, audit and performance measurement.
From 2014 to 2017, Ms. Ressel served on the board of directors at Atlantic Power Corporation, a publicly traded company with a fleet of power generation assets. From 2012 to 2020, Ms. Ressel served on the board of directors of ON Semiconductor, a publicly traded manufacturer of semiconductors.
Since 2017, Ms. Ressel has served as a director of Elucida Oncology, Inc., a biotechnology company focused on the development of therapeutics for cancer treatment. Ms. Ressel also volunteers within her community across a number of functions and serves on the board of GAVI, the Global Vaccine Alliance (non-profit) supporting children’s health.
The Board believes that Ms. Ressel’s risk management and financial experience in both the private and public sectors benefits the Funds.
Ann Barnett Stern, Trustee
Ann Barnett Stern has been a member of the Board of Trustees of the Invesco Funds since 2017.
Ms. Stern is currently the President and Chief Executive Officer of Houston Endowment Inc., a private philanthropic institution. She has served in this capacity since 2012. Formerly, Ms. Stern served in various capacities at Texas Children’s Hospital from 2003 to 2012, including General Counsel and Executive Vice President.
Previously, Ms. Stern served as a member of the Dallas Board of the Federal Reserve Bank of Dallas, from 2013 through 2018.
The Board believes that Ms. Stern’s knowledge of financial services and investment management and her experience as a director, and other professional experience gained through her prior employment benefit the Funds.
Robert C. Troccoli, Trustee
Robert C. Troccoli has been a member of the Board of Trustees of the Invesco Funds since 2016.
Mr. Troccoli retired after a 39-year career with KPMG LLP (“KPMG”), where he served as a senior Partner. From 2013 to 2017, he was an adjunct professor at the University of Denver’s Daniels College of Business.
Mr. Troccoli’s leadership roles during his career with KPMG included managing partner and partner in charge of the Denver office’s Financial Services Practice. He served regulated investment companies, investment advisors, private partnerships, private equity funds, sovereign wealth funds, and financial services companies. Toward the end of his career, Mr. Troccoli was a founding member of KPMG’s Private Equity Group in New York City, where he served private equity firms and sovereign wealth funds. Mr. Troccoli also served mutual fund clients along with several large private equity firms as Global Lead Partner of KPMG’s Private Equity Group.
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The Board believes that Mr. Troccoli’s experience as a partner in a large accounting firm and his knowledge of investment companies, investment advisors, and private equity firms benefits the Funds.
Daniel S. Vandivort, Trustee
Daniel S. Vandivort has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2014 to 2019, Mr. Vandivort served on the boards of certain investment companies in the Oppenheimer Funds complex.
Mr. Vandivort also served as Chairman and Lead Independent Director, Chairman of the Audit and Finance Committee and Director of Value Line Funds from 2008 through 2014.
Mr. Vandivort is currently a Trustee on the Board of Trustees of Huntington Disease Foundation of America. He also serves as President of Flyway Advisory Services LLC, a consulting and property management company.
The Board believes that Mr. Vandivort’s experience in financial services and investment management and as a director of other investment companies benefits the Funds.
James D. Vaughn, Trustee
James D. Vaughn has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2012 to 2019, Mr. Vaughn served on the boards of certain investment companies in the Oppenheimer Funds complex.
Prior to his retirement, Mr. Vaughn served as managing partner of the Denver office of Deloitte & Touche LLP, and held various positions in the Denver and New York offices of Deloitte & Touche LLP during his 32 year career.
Mr. Vaughn has served as a Board member and Chairman of the Audit Committee of AMG National Trust Bank since 2005. He also serves as a Trustee and member of the Investment Committee of the University of South Dakota Foundation. In addition, Mr. Vaughn has served as a Board member, Audit Committee member and past Board Chair of Junior Achievement since 1993.
Previously, Mr. Vaughn served as Trustee and Chairman of the Audit Committee of Schroder Funds from 2003 to 2012. He also previously served as a Board Member of Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network.
The Board believes that Mr. Vaughn’s experience in financial services and accounting and as a director of other investment companies benefits the Funds.
Management Information
The Trustees have the authority to take all actions that they consider necessary or appropriate in connection with oversight of the Trust, including, among other things, approving the investment objectives, investment policies and fundamental investment restrictions for the Funds. The Trust has entered into agreements with various service providers, including the Funds’ investment advisers, administrator, transfer agent, distributor and custodians, to conduct the day-to-day operations of the Funds. The Trustees are responsible for selecting these service providers, approving the terms of their contracts with the Funds, and exercising general oversight of these arrangements on an ongoing basis.
Certain Trustees and officers of the Trust are affiliated with Invesco and Invesco Ltd., the parent corporation of Invesco. All of the Trust’s executive officers hold similar offices with some or all of the other Trusts.
Leadership Structure and the Board of Trustees. The Board is currently composed of fifteen Trustees, including fourteen Trustees who are not “interested persons” of the Funds, as that term is defined in the 1940 Act (collectively, the Independent Trustees and each, an Independent Trustee). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss
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specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established four standing committees – the Audit Committee, the Compliance Committee, the Governance Committee and the Investments Committee (the Committees), to assist the Board in performing its oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chair. The Chair’s primary role is to preside at meetings of the Board and act as a liaison with the Adviser and other service providers, officers, including the Senior Officer of the Trust, attorneys, and other Trustees between meetings. The Chair also participates in the preparation of the agenda for the meetings of the Board, is active with mutual fund industry organizations, and may perform such other functions as may be requested by the Board from time to time. Except for any duties specified pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chair does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.
The Board believes that its leadership structure, including having an Independent Trustee as Chair, allows for effective communication between the Trustees and management, among the Trustees and among the Independent Trustees. The existing Board structure, including its Committee structure, provides the Independent Trustees with effective control over Board governance while also allowing them to receive and benefit from insight from the interested Trustee who is an active officer of the Funds’ investment adviser. The Board’s leadership structure promotes dialogue and debate, which the Board believes allows for the proper consideration of matters deemed important to the Funds and their shareholders and results in effective decision-making.
Risk Oversight. The Board considers risk management issues as part of its general oversight responsibilities throughout the year at its regular meetings and at regular meetings of its Committees. Invesco prepares regular reports that address certain investment, valuation and compliance matters, and the Board as a whole or the Committees also receive special written reports or presentations on a variety of risk issues at the request of the Board, a Committee or the Senior Officer.
The Board also considers liquidity risk management issues as part of its general oversight responsibilities and oversees the Trust's liquidity risk through, among other things, receiving periodic reporting and presentations by Invesco personnel that address liquidity matters. As required by Rule 22e-4 under the 1940 Act, the Board, including a majority of the Independent Trustees, has approved the Trust's Liquidity Risk Management ("LRM") Program, which is reasonably designed to assess and manage the Trust's liquidity risk, and has appointed the LRM Program Administrator that is responsible for administering the LRM Program. The Board also reviews, no less frequently than annually, a written report prepared by the LRM Program Administrator that addresses, among other items, the operation of the program and assesses its adequacy and effectiveness of implementation.
The Audit Committee is apprised by, and discusses with, management its policies on risk assessment and risk management. Such discussion includes a discussion of the guidelines governing the process by which risks are assessed and managed and an identification of each Fund’s major financial risk exposures. In addition, the Audit Committee meets regularly with representatives of Invesco Ltd.’s internal audit group to review reports on their examinations of functions and processes within Invesco that affect the Funds. The Audit Committee also oversees the valuation of the Funds’ portfolio securities and receives reports from management regarding the valuation of the Funds’ portfolio securities as consistent with the Funds’ Pricing Procedures.
The Compliance Committee receives regular compliance reports prepared by Invesco’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. The Compliance Committee has recommended and the Board has adopted compliance policies and procedures for the Funds and for the Funds’ service providers. The compliance policies and procedures are designed to detect, prevent and correct violations of the federal securities laws.
The Governance Committee monitors the composition of the Board and each of its Committees and monitors the qualifications of the Trustees to ensure adherence to certain governance undertakings applicable
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to the Funds. In addition, the Governance Committee oversees an annual self-assessment of the Board and addresses governance risks, including insurance and fidelity bond matters, for the Trust.
The Investments Committee and its sub-committees receive regular written reports describing and analyzing the investment performance of the Invesco Funds. In addition, Invesco’s Chief Investment Officers and the portfolio managers of the Funds meet regularly with the Investments Committee or its sub-committees to discuss portfolio performance, including investment risk, such as the impact on the Funds of investments in particular types of securities or instruments, such as derivatives. To the extent that a Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the Board generally is consulted in advance with respect to such change.
Committee Structure
The members of the Audit Committee are Messrs. LaCava (Chair), Troccoli, Vaughn (Vice Chair), and Wilson, Dr. Jones, and Mss. Hostetler and Stern. The Audit Committee performs a number of functions with respect to the oversight of the Funds’ accounting and financial reporting, including: (i) assisting the Board with its oversight of the qualifications, independence and performance of the independent registered public accountants; (ii) selecting independent registered public accountants for the Funds; (iii) to the extent required, pre-approving certain audit and permissible non-audit services; (iv) overseeing the financial reporting process for the Funds; (v) assisting the Board with its oversight of the integrity of the Funds’ financial statements and compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal control over financial reporting and independent audits; (vi) pre-approving engagements for non-audit services to be provided by the Funds’ independent auditors to the Funds’ investment adviser or to any of its affiliates; and (vii) overseeing the valuation of the Funds’ portfolio securities. During the fiscal year ended October 31, 2020, the Audit Committee held four meetings.
The members of the Compliance Committee are Messrs. Fields, Motley and Vandivort, and Mss. Brown, Krentzman (Chair), and Ressel (Vice Chair) and Dr. Mathai-Davis. The Compliance Committee performs a number of functions with respect to compliance matters, including: (i) reviewing and making recommendations concerning the qualifications, performance and compensation of the Funds’ Chief Compliance Officer; (ii) reviewing recommendations and reports made by the Chief Compliance Officer or Senior Officer of the Funds regarding compliance matters; (iii) overseeing compliance policies and procedures of the Funds and their service providers; (iv) overseeing potential conflicts of interest that are reported to the Compliance Committee by Invesco, the Chief Compliance Officer, or the Senior Officer; (v) reviewing reports prepared by a third party’s compliance review of Invesco; (vi) if requested by the Board, overseeing risk management with respect to the Funds, including receiving and overseeing risk management reports from Invesco that are applicable to the Funds and their service providers; and (vii) reviewing reports by Invesco on correspondence with regulators or governmental agencies with respect to the Funds and recommending to the Board what action, if any, should be taken by the Funds in light of such reports. During the fiscal year ended October 31, 2020, the Compliance Committee held four meetings.
The members of the Governance Committee are Messrs. Fields (Chair), LaCava, Vandivort and Wilson, Ms. Stern (Vice Chair) and Drs. Jones and Mathai-Davis. The Governance Committee performs a number of functions with respect to governance, including: (i) nominating persons to serve as Independent Trustees and as members of each Committee, and nominating the Chair of the Board and the Chair and Vice Chair of each Committee; (ii) reviewing and making recommendations to the full Board regarding the size and composition of the Board and the compensation payable to the Independent Trustees;(iii) overseeing the annual evaluation of the performance of the Board and its Committees; (iv) considering and overseeing the selection of independent legal counsel to the Independent Trustees; (v) reviewing and approving the compensation paid to the Senior Officer; (vi) reviewing administrative and/or logistical matters pertaining to the operations of the Board; and (vii) reviewing annually recommendations from Invesco regarding amounts and coverage of primary and excess directors and officers/errors and omissions liability insurance and allocation of premiums. During the fiscal year ended October 31, 2020, the Governance Committee held six meetings.
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The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such submitting shareholder is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust’s bylaws require that any shareholder of a Fund desiring to nominate a candidate for election at a shareholder meeting must provide certain information about itself and the candidate, and must submit to the Trust’s Secretary the nomination in writing not later than the close of business on the later of the 90th day, nor earlier than the close of business on the 120th day, prior to the first anniversary of the preceding year’s annual meeting; provided, however, that in the event that the date of the annual meeting is advanced by more than 30 days or delayed by more than 60 days from such anniversary date or if the Trust has not previously held an annual meeting, notice by the Shareholder to be timely must be so delivered not earlier than the close of business on the 120th day prior to such annual meeting and not later than the close of business on the later of the 90th day prior to such annual meeting or the tenth day following the day on which public announcement of the date of such meeting is first made by the Trust.
The members of the Investments Committee are Messrs. Fields, Flanagan, LaCava, Motley, Troccoli, Vandivort (Vice Chair), Vaughn and Wilson, Mss. Brown, Hostetler (Chair), Krentzman, Ressel (Vice Chair) and Stern (Vice Chair) and Drs. Jones and Mathai-Davis. The Investments Committee’s primary purposes are to assist the Board in its oversight of the investment management services provided by Invesco and the Sub-Advisers and to periodically review Fund performance information, information regarding the Funds’ trading practices and such other reports pertaining to portfolio securities transactions and information regarding the investment personnel and other resources devoted to the management of the Funds and make recommendations to the Board, when applicable. During the fiscal year ended October 31, 2020, the Investments Committee held five meetings.
The Investments Committee has established three Sub-Committees and delegated to the Sub-Committees responsibility for, among other matters: (i) reviewing the performance of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the Designated Funds), except to the extent the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies, performance and risks and other investment-related matters of the Designated Funds; and (iii) being generally familiar with the investment objectives and principal investment strategies of the Designated Funds.
Trustee Ownership of Fund Shares
The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the Invesco Funds complex, is set forth in Appendix C.
Compensation
Each Trustee who is not affiliated with Invesco is compensated for his or her services according to a fee schedule that recognizes the fact that such Trustee also serves as a Trustee of other Invesco Funds. Each such Trustee receives a fee, allocated among the Invesco Funds for which he or she serves as a Trustee that consists of an annual retainer component and a meeting fee component. The Chair of the Board and of each Committee and Sub-Committee receive additional compensation for their services.
Information regarding compensation paid or accrued for each Trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2020 is found in Appendix D.
Retirement Policy
The Trustees have adopted a retirement policy that permits each Trustee to serve until December 31 of the year in which the Trustee turns 75.
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Pre-Amendment Retirement Plan For Trustees
The Trustees have adopted a Retirement Plan for the Trustees who are not affiliated with the Adviser. A description of the pre-amendment Retirement Plan follows. Annual retirement benefits are available from the Funds and/or the other Invesco Funds for which a Trustee serves (each, a Covered Fund), for each Trustee who is not an employee or officer of the Adviser, who either (a) became a Trustee prior to December 1, 2008, and who has at least five years of credited service as a Trustee (including service to a predecessor fund) of a Covered Fund, or (b) was a member of the Board of Trustees of a Van Kampen Fund immediately prior to June 1, 2010 (Former Van Kampen Trustee), and has at least one year of credited service as a Trustee of a Covered Fund after June 1, 2010.
For Trustees other than Former Van Kampen Trustees, effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such Trustee’s credited years of service. If a Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary for the same length of time that the Trustee would have received the payments based on his or her service or, if the Trustee has elected, in a discounted lump sum payment. A Trustee must have attained the age of 65 (60 in the event of disability) to receive any retirement benefit. A Trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.
If the Former Van Kampen Trustee completes at least 10 years of credited service after June 1, 2010, the retirement benefit will equal 75% of the Former Van Kampen Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and such Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for 10 years beginning after the later of the Former Van Kampen Trustee’s termination of service or attainment of age 72 (or age 60 in the event of disability or immediately in the event of death). If a Former Van Kampen Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary or, if the Trustee has elected, in a discounted lump sum payment.
If the Former Van Kampen Trustee completes less than 10 years of credited service after June 1, 2010, the retirement benefit will be payable at the applicable time described in the preceding paragraph, but will be paid in two components successively. For the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the first component of the annual retirement benefit will equal 75% of the compensation amount described in the preceding paragraph. Thereafter, for the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the second component of the annual retirement benefit will equal the excess of (x) 75% of the compensation amount described in the preceding paragraph, over (y) $68,041 plus an interest factor of 4% per year compounded annually measured from June 1, 2010 through the first day of each year for which payments under this second component are to be made. In no event, however, will the retirement benefits under the two components be made for a period of time greater than 10 years. For example, if the Former Van Kampen Trustee completes 7 years of credited service after June 1, 2010, he or she will receive 7 years of payments under the first component and thereafter 3 years of payments under the second component, and if the Former Van Kampen Trustee
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completes 4 years of credited service after June 1, 2010, he or she will receive 4 years of payments under the first component and thereafter 4 years of payments under the second component.
Amendment of Retirement Plan and Conversion to Defined Contribution Plan
The Trustees approved an amendment to the Retirement Plan to convert it to a defined contribution plan for active Trustees (the Amended Plan). Under the Amended Plan, the benefit amount was amended for each active Trustee to the present value of the Trustee’s existing retirement plan benefit as of December 31, 2013 (the Existing Plan Benefit) plus the present value of retirement benefits expected to be earned under the Retirement Plan through the end of the calendar year in which the Trustee attained age 75 (the Expected Future Benefit and, together with the Existing Plan Benefit, the Accrued Benefit). On the conversion date, the Covered Funds established bookkeeping accounts in the amount of their pro rata share of the Accrued Benefit, which is deemed to be invested in one or more Invesco Funds selected by the participating Trustees. Such accounts will be adjusted from time to time to reflect deemed investment earnings and losses. Each Trustee’s Accrued Benefit is not funded and, with respect to the payments of amounts held in the accounts, the participating Trustees have the status of unsecured creditors of the Covered Funds. Trustees will be paid the adjusted account balance under the Amended Plan in quarterly installments for the same period as described above.
Deferred Compensation Agreements
Four retired Trustees, as well as Messrs. LaCava, Motley, Troccoli, Vandivort, Vaughn and Wilson, Mss. Hostetler and Stern and Drs. Jones and Mathai-Davis (for purposes of this paragraph only, the Deferring Trustees) have each executed a Deferred Compensation Agreement (collectively, the Compensation Agreements). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Funds, and such amounts are placed into a deferral account and deemed to be invested in one or more Invesco Funds selected by the Deferring Trustees.
Distributions from these deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Funds and of each other Invesco Fund from which they are deferring compensation.
Purchase of Class A Shares of the Funds at Net Asset Value
The Trustees and certain other affiliated persons of the Trust may purchase Class A shares of the Invesco Funds without paying an initial sales charge. Invesco Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Invesco Funds, see Appendix L — “Purchase, Redemption and Pricing of Shares — Purchase and Redemption of Shares — Class A Shares Sold Without an Initial Sales Charge.”
Purchases of Class Y Shares of the Funds
The Trustees and certain other affiliated persons of the Trust may purchase Class Y shares of the Invesco Funds. For a description please see “Appendix L — Purchase, Redemption and Pricing of Shares — Purchase and Redemption of Shares — Purchases of Class Y Shares.”
Code of Ethics
Invesco, the Trust, Invesco Distributors and certain of the Sub-Advisers each have adopted a Code of Ethics that applies to all Invesco Fund trustees and officers, and employees of Invesco, the Sub-Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons. Certain
97

Sub-Advisers have adopted their own Code of Ethics. Each Code of Ethics is designed to detect and prevent improper personal trading by portfolio managers and certain other employees that could compete with or take advantage of the Fund’s portfolio transactions. Unless specifically noted, to the extent a Sub-Adviser has adopted its own Code of Ethics, each Sub-Adviser’s Code of Ethics does not materially differ from Invesco’s Code of Ethics discussed below. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading in the Invesco Funds. Personal trading, including personal trading involving securities that may be purchased or held by an Invesco Fund, is permitted under the Code of Ethics subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.

Fund Name	Adviser/Sub-Adviser
Invesco Balanced-Risk Allocation Fund	Invesco Advisers, Inc.
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Advisers, Inc.
Invesco Core Bond Fund	Invesco Advisers, Inc.
Invesco Developing Markets Fund	Invesco Advisers, Inc.
Invesco Discovery Mid Cap Growth Fund	Invesco Advisers, Inc.
Invesco Emerging Markets All Cap Fund	Invesco Advisers, Inc.
Invesco Emerging Markets Innovators Fund	Invesco Advisers, Inc.
Invesco Emerging Markets Local Debt Fund	Invesco Advisers, Inc.
Invesco Emerging Markets Select Equity Fund	Invesco Hong Kong Limited
Invesco Endeavor Fund	Invesco Advisers, Inc.
Invesco Fundamental Alternatives Fund	Invesco Advisers, Inc.
Invesco Global Allocation Fund	Invesco Advisers, Inc.
Invesco Global Infrastructure Fund	Invesco Advisers, Inc.
Invesco Global Strategic Income Fund	Invesco Advisers, Inc.
Invesco Global Targeted Returns Fund	Invesco Asset Management Ltd.
Invesco Greater China Fund	Invesco Hong Kong Limited
Invesco Health Care Fund	Invesco Advisers, Inc.
Invesco International Bond Fund	Invesco Advisers, Inc.
Invesco Macro Allocation Strategy Fund	Invesco Advisers, Inc.
Invesco Multi-Asset Income Fund	Invesco Advisers, Inc.
Invesco Pacific Growth Fund	Invesco Hong Kong Limited
Invesco Select Companies Fund	Invesco Advisers, Inc.
Invesco U.S. Managed Volatility Fund	Invesco Advisers, Inc.
Invesco World Bond Factor Fund	Invesco Advisers, Inc.
Proxy Voting Policies
Invesco has adopted its own specific Proxy Voting Policies.
The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the following Adviser/Sub-Adviser(s):
Invesco (the Proxy Voting Entity) will vote such proxies in accordance with its proxy voting policies and procedures, as outlined above, which have been reviewed and approved by the Board, and which are found in Appendix E. Any material changes to the proxy voting policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund’s proxy voting record. Information regarding how the Funds voted proxies related to their portfolio securities during the twelve months ended June 30, 2020 is available without charge at our website, http://www.invesco.com/us. This information will also be available at the SEC website, http://www.sec.gov.
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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Information about the ownership of each class of each Fund’s shares by beneficial or record owners of such Fund and ownership of Fund shares by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to “control” that Fund.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
Invesco serves as the Funds' investment adviser. The Adviser manages the investment operations of the Funds as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Funds' day-to-day management. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Invesco Advisers, Inc. is an indirect, wholly-owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco are also executive officers of the Trust and their affiliations are shown under “Management Information” herein.
As investment adviser, Invesco supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement (Advisory Agreement) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to the Funds. The investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.
Pursuant to an administrative services agreement with the Funds, Invesco is also responsible for furnishing to the Funds, at Invesco’s expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, which in the judgment of the trustees, are necessary to conduct the business of the Funds effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund’s accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.
The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.
Invesco, at its own expense, furnishes to the Trust office space and facilities. Invesco furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.
Pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.

Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Invesco Balanced-Risk Allocation Fund	0.950% of first $250M
0.925% of next $250M
0.900% of next $500M
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Fund Name	Annual Rate/Net Assets Per Advisory Agreement
0.875% if next $1.5B
0.850% of next $2.5B
0.825% of next $2.5B
0.800% of next $2.5B
0.775% of amount over $10B

Invesco Balanced-Risk Commodity Strategy Fund	1.050% of first $250M
1.025% of next $250M
1.00% of next $500M
0.975% of next $1.5B
0.950% of next $2.5B
0.925% of next $2.5B
0.900% of next $2.5B
0.875% of amount over $10B

Invesco Core Bond Fund	0.40% of first $500M
0.35% of next $500M
0.33% of next $4B
0.31% of amount over $5B

Invesco Developing Markets Fund	1.05% of first $250M
0.95% of next $250M
0.90% of next $500M
0.85% of next $6B
0.80% of next $3B
0.75% of next $20B
0.74% of next $15B
0.73% of amount over $45B

Invesco Discovery Mid Cap Growth Fund	0.68% of first $500M
0.65% of next $500M
0.62% of next $4B
0.60% of amount overt $5B

Invesco Emerging Markets All Cap Fund	0.935% of first $250M
Invesco Emerging Markets Select Equity Fund	0.91% of next $250M
Invesco Greater China Fund	0.885% of next $500M
0.86% of next $1.5B
0.835% of next $2.5B
0.81% of next $2.5B
0.785% of next $2.5B
0.76% of amount over $10B

Invesco Emerging Markets Innovators Fund	1.15% of first $500M
1.10% of next $500M
1.05% of next $4B
1.00% of amount overt $5B

Invesco Emerging Markets Local Debt Fund	0.70% of first $500M
0.65% of next $500M
0.60% of next $4B
0.58% of amount overt $5B

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Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Invesco Endeavor Fund	0.745% of first $250M
Invesco Select Companies Fund	0.73% of next $250M
0.715% of next $500M
0.70% of next $1.5B
0.685% of next $2.5B
0.67% of next $2.5B
0.655% of next $2.5B
0.64% of amount over $10B

Invesco Fundamental Alternatives Fund	0.85% of first $1B
0.80% of next $500M
0.75% of next $500M
0.70% of next $500M
0.65% of next $500M
0.60% of next $500M
0.55% of next $500M
0.50% of amount over $4B

Invesco Global Allocation Fund	0.80% of first $1B
0.76% of next $2B
0.71% of next $1B
0.66% of next $1B
0.60% of next $1B
0.55% of next $1B
0.50% of next $2B
0.48% of amount over $9B

Invesco Global Infrastructure Fund	0.840% of first $1B
0.800% of next $1B
0.780% of next $3B
0.7325% of amount over $5B

Invesco Global Strategic Income Fund	0.75% of first $200M
0.72% of next $200M
0.69% of next $200M
0.66% of next $200M
0.60% of next $200M
0.50% of next $4B
0.48% of next $5B
0.46% of amount over $10B

Invesco Global Targeted Returns Fund	1.10% of first $250M
Invesco Macro Allocation Strategy Fund	1.08% of next $250M
1.05% of next $500M
1.03% of next $1.5B
1.00% of next $2.5B
0.98% of next $2.5B
0.95% of next $2.5B
0.93% of amount over $10B

Invesco Health Care Fund	0.75% of first $350M
0.65% of next $350M
0.55% of next $1.3B
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Fund Name	Annual Rate/Net Assets Per Advisory Agreement
0.45% of next $2B
0.40% of next $2B
0.375% of next $2B
0.35% of amount over $8B

Invesco International Bond Fund	0.75% of first $200M
0.72% of next $200M
0.69% of next $200M
0.66% of next $200M
0.60% of next $200M
0.50% of next $4B
0.48% of next $10B
0.45% of amount over $15B

Invesco Multi-Asset Income Fund	0.50% of first $500M
0.45% of next $500B
0.40% of next $500B
0.39% of amount over $1.5B

Invesco Pacific Growth Fund	0.87% of first $1B
0.82% of next $1B
0.77% of next $2B

Invesco U.S. Managed Volatility Fund	0.10% of All Assets

Invesco World Bond Factor Fund	0.27% of first $2B
0.25% of amount over $2B
Invesco may from time to time waive or reduce its fee.  Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors.  During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.
Invesco has contractually agreed through at least June 30, 2022, to waive advisory fees payable by each Fund in an amount equal to 100% of the net advisory fee Invesco receives from the Affiliated Money Market Funds as a result of each Fund’s investment of uninvested cash in the Affiliated Money Market Funds.  See “Description of the Funds and Their Investments and Risks – Investment Strategies and Risks – Other Investments – Other Investment Companies.” " Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Targeted Returns Fund and Invesco Macro Allocation Strategy Fund may pursue their investment objectives by investing in their respective Subsidiaries. Each Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, each Subsidiary pays the Adviser a management fee. The Adviser has contractually agreed to waive the advisory fee it receives from the Funds in an amount equal to the advisory fee and administration fee, respectively, paid to the Adviser by the Subsidiary. This waiver may not be terminated by the Adviser and will remain in effect for as long as the Adviser's contract with a Subsidiary is in place.
Invesco has contractually agreed to reimburse expenses to the extent necessary to limit the total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items including litigation expenses, and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable). The expense limitations for the Funds’ shares are:

102

Fund	Annual Rate/Net Assets Per Expense Limitation Agreement	Expiration Date
Invesco Balanced-Risk Allocation Fund
Class A Shares	2.00%	June 30, 2021
Class C Shares	2.75%	June 30, 2021
Class R Shares	2.25%	June 30, 2021
Class Y Shares	1.75%	June 30, 2021
Class R5 Shares	1.75%	June 30, 2021
Class R6 Shares	1.75%	June 30, 2021

Invesco Balanced-Risk Commodity Strategy Fund
Class A Shares	1.40% less net AFFE[1]	February 28, 2022
Class C Shares	2.15% less net AFFE[1]	February 28, 2022
Class R Shares	1.65% less net AFFE[1]	February 28, 2022
Class R5 Shares	1.15% less net AFFE[1]	February 28, 2022
Class R6 Shares	1.15% less net AFFE[1]	February 28, 2022
Class Y Shares	1.15% less net AFFE[1]	February 28, 2022

Invesco Core Bond Fund
Class A Shares	0.70%	February 28, 2022
Class C Shares	1.56%	February 28, 2022
Class R Shares	1.05%	February 28, 2022
Class R5 Shares	0.45%	February 28, 2022
Class R6 Shares	0.40%	February 28, 2022
Class Y Shares	0.45%	February 28, 2022

Invesco Developing Markets Fund
Class A Shares	1.29%	May 31, 2021
Class C Shares	2.05%	May 31, 2021
Class R Shares	1.55%	May 31, 2021
Class R5 Shares	0.92%	May 31, 2021
Class R6 Shares	0.87%	May 31, 2021
Class Y Shares	1.05%	May 31, 2021

Invesco Discovery Mid Cap Growth Fund
Class A Shares	1.12%	May 31, 2021
Class C Shares	1.86%	May 31, 2021
Class R Shares	1.37%	May 31, 2021
Class R5 Shares	0.76%	May 31, 2021
Class R6 Shares	0.71%	May 31, 2021
Class Y Shares	0.87%	May 31, 2021

Invesco Discovery Mid Cap Growth Fund
Class A Shares	2.00%	June 30, 2021
Class C Shares	2.75%	June 30, 2021
Class R Shares	2.25%	June 30, 2021
Class R5 Shares	1.75%	June 30, 2021
Class R6 Shares	1.75%	June 30, 2021
Class Y Shares	1.75%	June 30, 2021

Invesco Emerging Markets All Cap Fund
Class A Shares	2.25%	June 30, 2021
Class C Shares	3.00%	June 30, 2021
103

Fund	Annual Rate/Net Assets Per Expense Limitation Agreement	Expiration Date
Class R5 Shares	2.00%	June 30, 2021
Class R6 Shares	2.00%	June 30, 2021
Class Y Shares	2.00%	June 30, 2021

Invesco Emerging Markets Innovators Fund
Class A Shares	1.50%	February 28, 2022
Class C Shares	2.25%	February 28, 2022
Class R Shares	1.75%	February 28, 2022
Class R5 Shares	1.25%	February 28, 2022
Class R6 Shares	1.25%	February 28, 2022
Class Y Shares	1.25%	February 28, 2022

Invesco Emerging Markets Local Debt Fund
Class A Shares	1.15%	May 31, 2021
Class C Shares	2.00%	May 31, 2021
Class R Shares	1.50%	May 31, 2021
Class R5 Shares	0.90%	May 31, 2021
Class R6 Shares	0.85%	May 31, 2021
Class Y Shares	0.95%	May 31, 2021

Invesco Emerging Markets Local Debt Fund
Class A Shares	1.15%	June 30, 2021
Class C Shares	2.25%	June 30, 2021
Class R Shares	1.75%	June 30, 2021
Class R5 Shares	1.25%	June 30, 2021
Class R6 Shares	1.25%	June 30, 2021
Class Y Shares	1.25%	June 30, 2021

Invesco Emerging Markets Select Equity Fund
Class A Shares	1.33%	February 28, 2022
Class C Shares	2.08%	February 28, 2022
Class R Shares	1.58%	February 28, 2022
Class R5 Shares	1.08%	February 28, 2022
Class R6 Shares	1.08%	February 28, 2022
Class Y Shares	1.08%	February 28, 2022

Invesco Endeavor Fund
Class A Shares	2.00%	June 30, 2021
Class C Shares	2.75%	June 30, 2021
Class R Shares	2.25%	June 30, 2021
Class R5 Shares	1.75%	June 30, 2021
Class R6 Shares	1.75%	June 30, 2021
Class Y Shares	1.75%	June 30, 2021

Invesco Fundamental Alternatives Fund
Class A Shares	1.33%	May 31, 2021
Class C Shares	2.10%	May 31, 2021
Class R Shares	1.59%	May 31, 2021
Class R5 Shares	0.96%	May 31, 2021
104

Fund	Annual Rate/Net Assets Per Expense Limitation Agreement	Expiration Date
Class R6 Shares	0.91%	May 31, 2021
Class Y Shares	1.09%	May 31, 2021

Invesco Fundamental Alternatives Fund
Class A Shares	2.00%	June 30, 2021
Class C Shares	2.75%	June 30, 2021
Class R Shares	2.25%	June 30, 2021
Class R5 Shares	1.75%	June 30, 2021
Class R6 Shares	1.75%	June 30, 2021
Class Y Shares	1.75%	June 30, 2021

Invesco Global Allocation Fund
Class A Shares	1.31%	May 31, 2021
Class C Shares	2.06%	May 31, 2021
Class R Shares	1.56%	May 31, 2021
Class R5 Shares	0.94%	May 31, 2021
Class R6 Shares	0.89%	May 31, 2021
Class Y Shares	1.06%	May 31, 2021

Invesco Global Allocation Fund
Class A Shares	2.25%	June 30, 2021
Class C Shares	3.00%	June 30, 2021
Class R Shares	2.50%	June 30, 2021
Class R5 Shares	2.00%	June 30, 2021
Class R6 Shares	2.00%	June 30, 2021
Class Y Shares	2.00%	June 30, 2021

Invesco Global Infrastructure Fund
Class A Shares	1.28%	May 31, 2021
Class C Shares	2.03%	May 31, 2021
Class R Shares	1.53%	May 31, 2021
Class R5 Shares	1.03%	May 31, 2021
Class R6 Shares	1.00%	May 31, 2021
Class Y Shares	1.03%	May 31, 2021

Invesco Global Infrastructure Fund
Class A Shares	1.25%	February 28, 2022
Class C Shares	2.00%	February 28, 2022
Class R Shares	1.50%	February 28, 2022
Class R5 Shares	1.00%	February 28, 2022
Class R6 Shares	1.00%	February 28, 2022
Class Y Shares	1.00%	February 28, 2022

Invesco Global Strategic Income Fund
Class A Shares	1.04%	May 31, 2021
Class C Shares	1.79%	May 31, 2021
Class R Shares	1.29%	May 31, 2021
Class R5 Shares	0.70%	May 31, 2021
Class R6 Shares	0.65%	May 31, 2021
Class Y Shares	0.79%	May 31, 2021

Invesco Global Strategic Income Fund
105

Fund	Annual Rate/Net Assets Per Expense Limitation Agreement	Expiration Date
Class A Shares	1.50%	June 30, 2021
Class C Shares	2.25%	June 30, 2021
Class R Shares	1.75%	June 30, 2021
Class R5 Shares	1.25%	June 30, 2021
Class R6 Shares	1.25%	June 30, 2021
Class Y Shares	1.25%	June 30, 2021

Invesco Global Targeted Returns Fund
Class A Shares	1.44% less net AFFE[1]	February 28, 2022
Class C Shares	2.19% less net AFFE[1]	February 28, 2022
Class R Shares	1.69% less net AFFE[1]	February 28, 2022
Class R5 Shares	1.19% less net AFFE[1]	February 28, 2022
Class R6 Shares	1.19% less net AFFE[1]	February 28, 2022
Class Y Shares	1.19% less net AFFE[1]	February 28, 2022

Invesco Greater China Fund
Class A Shares	2.25%	June 30, 2021
Class C Shares	3.00%	June 30, 2021
Class R Shares	2.50%	June 30, 2021
Class R5 Shares	2.00%	June 30, 2021
Class R6 Shares	2.00%	June 30, 2021
Class Y Shares	2.00%	June 30, 2021

Invesco Health Care Fund
Class A Shares	2.00%	June 30, 2021
Class C Shares	2.75%	June 30, 2021
Class Y Shares	1.75%	June 30, 2021
Class R6 Shares	1.75%	June 30, 2021
Investor Class Shares	2.00%	June 30, 2021

Invesco International Bond Fund
Class A Shares	1.01%	May 31, 2021
Class C Shares	1.76%	May 31, 2021
Class R Shares	1.26%	May 31, 2021
Class R5 Shares	0.67%	May 31, 2021
Class R6 Shares	0.62%	May 31, 2021
Class Y Shares	0.76%	May 31, 2021

Invesco International Bond Fund
Class A Shares	1.01%	February 28, 2022
Class C Shares	1.76%	February 28, 2022
Class R Shares	1.26%	February 28, 2022
Class R5 Shares	0.76%	February 28, 2022
Class R6 Shares	0.76%	February 28, 2022
Class Y Shares	0.76%	February 28, 2022

Invesco Macro Allocation Strategy Fund
Class A Shares	1.44%	February 28, 2022
Class C Shares	2.19%	February 28, 2022
Class R Shares	1.69%	February 28, 2022
Class R5 Shares	1.19%	February 28, 2022
Class R6 Shares	1.19%	February 28, 2022
106

Fund	Annual Rate/Net Assets Per Expense Limitation Agreement	Expiration Date
Class Y Shares	1.19%	February 28, 2022

Invesco Multi-Asset Income Fund
Class A Shares	0.85%	February 28, 2022
Class C Shares	1.60%	February 28, 2022
Class R Shares	1.10%	February 28, 2022
Class R5 Shares	0.60%	February 28, 2022
Class R6 Shares	0.60%	February 28, 2022
Class Y Shares	0.60%	February 28, 2022

Invesco Pacific Growth Fund
Class A Shares	2.25%	June 30, 2021
Class C Shares	3.00%	June 30, 2021
Class R Shares	2.50%	June 30, 2021
Class R5 Shares	2.00%	June 30, 2021
Class R6 Shares	2.00%	June 30, 2021
Class Y Shares	2.00%	June 30, 2021

Invesco Select Companies Fund
Class A Shares	2.00%	June 30, 2021
Class C Shares	2.75%	June 30, 2021
Class R Shares	2.25%	June 30, 2021
Class R5 Shares	1.75%	June 30, 2021
Class R6 Shares	1.75%	June 30, 2021
Class Y Shares	1.75%	June 30, 2021

Invesco U.S. Managed Volatility Fund
Class R6 Shares	0.15%	February 28, 2022

Invesco World Bond Factor Fund
Class A Shares	0.54%	February 28, 2022
Class C Shares	1.29%	February 28, 2022
Class R5 Shares	0.29%	February 28, 2022
Class R6 Shares	0.29%	February 28, 2022
Class Y Shares	0.29%	February 28, 2022

*Acquired Fund Fees and Expenses (“AFFE”) will be calculated as of the Fund’s fiscal year end according to Instruction 3(f) of Item 3 of Form N-1A.
The Total Annual Fund Operating Expenses used in determining whether a Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a Fund’s prospectus fee table.  Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests.  As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.
If applicable, such contractual fee waivers or reductions are set forth in the Fee Table to the Fund’s Prospectus.  Unless Invesco continues the fee waiver agreements, they will terminate on the expiration dates disclosed above.  During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board.
107

The management fees payable by each Fund, the amounts waived by Invesco and the net fees paid by each Fund during the last three fiscal years ended October 31 are found in Appendix G.
Investment Sub-Advisers
Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to each Fund (each, a Sub-Adviser), pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisers, each of which is a registered investment adviser under the Advisers Act are:
•
Invesco Asset Management (Japan) Limited (Invesco Japan)
•
Invesco Asset Management Deutschland GmbH (Invesco Deutschland)
•
Invesco Asset Management Limited (Invesco Asset Management)
•
Invesco Canada Ltd. (Invesco Canada)
•
Invesco Hong Kong Limited (Invesco Hong Kong)
•
Invesco Senior Secured Management, Inc. (Invesco Senior Secured)
Invesco has also entered into a Sub-Advisory Agreement with another affiliate, Invesco Capital Management LLC (Invesco Capital), also a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to the following Funds: Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Core Bond Fund, Invesco Developing Markets Fund, Invesco Discovery Mid Cap Growth Fund, Invesco Emerging Markets All Cap Fund, Invesco Emerging Markets Innovators Fund, Invesco Emerging Markets Local Debt Fund, Invesco Emerging Markets Select Equity Fund, Invesco Endeavor Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Infrastructure Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco International Bond Fund, Invesco Macro Allocation Strategy Fund, Invesco Multi-Asset Income and Invesco U.S. Managed Volatility Fund.
Invesco has also entered into a Sub-Advisory Agreement with another affiliate, Invesco Asset Management (India) Private Limited (Invesco India), also a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to the following funds: Invesco has also entered into a Sub-Advisory Agreement with another affiliate, Invesco Capital Management LLC (Invesco Capital), also a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to the following Funds: Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Core Bond Fund, Invesco Developing Markets Fund, Invesco Discovery Mid Cap Growth Fund, Invesco Emerging Markets All Cap Fund, Invesco Emerging Markets Innovators Fund, Invesco Emerging Markets Local Debt Fund, Invesco Emerging Markets Select Equity Fund, Invesco Endeavor Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Infrastructure Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco International Bond Fund, Invesco Macro Allocation Strategy Fund, Invesco Multi-Asset Income and Invesco U.S. Managed Volatility Fund.
The only fees payable to the Sub-Advisers described above under the Sub-Advisory Agreements are for providing discretionary investment management services. For such services, Invesco will pay each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub-Advisory Agreement exceed
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40% of the monthly compensation that Invesco receives from the Trust pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any.
Invesco has also entered into a Sub-Advisory Agreement with another affiliate, OppenheimerFunds, Inc. also a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. Under the sub-advisory agreement, the Adviser pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of investment advisory services. The fee paid to the Sub-Adviser under the Sub-Advisory Agreement is paid by the Adviser, not by the Fund.
Invesco and each Sub-Adviser are indirect wholly-owned subsidiaries of Invesco Ltd.
Services to the Subsidiary
As with Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, I Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco International Bond Fund and Invesco Macro Allocation Strategy, Invesco is responsible for each Fund’s respective Subsidiary’s day-to-day business pursuant to an investment advisory agreement with the Subsidiary. Under this agreement, Invesco provides the Subsidiary with the same type of management and sub-advisory services, under the same terms and conditions, as are provided to the Fund. The advisory agreement of the Subsidiary provides for automatic termination upon the termination of the Advisory Agreement with respect to the Fund. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency and audit services with the same service providers that provide those services to the Fund.
The Subsidiary will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. As a result, Invesco, in managing the Subsidiary’s portfolios, is subject to the same operational guidelines that apply to the management of the Fund and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. The Fund’s CCO oversees implementation of the Subsidiary’s policies and procedures and makes periodic reports to the Fund’s Board regarding the Subsidiary’s compliance with its policies and procedures.
Service Agreements
Administrative Services Agreement. Invesco and the Trust have entered into a Master Administrative Services Agreement (Administrative Services Agreement) pursuant to which Invesco may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by Invesco under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees. Under the Administrative Services Agreement, Invesco is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation. Currently, Invesco is reimbursed for the services of the Trust’s principal financial officer and her staff and any expenses related to fund accounting services.
For Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Targeted Returns Fund, Invesco Macro Allocation Strategy Fund and Invesco Multi-Asset Income Fund and an agreement containing the same material terms and provisions was entered into between Invesco and each Subsidiary.
Administrative services fees paid to Invesco by each Fund or the last three fiscal years ended October 31 are found in Appendix I.
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Other Service Providers
Transfer Agent. Invesco Investment Services, Inc., (Invesco Investment Services), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, a wholly-owned subsidiary of Invesco, Ltd. is the Trust’s transfer agent.
The Transfer Agency and Service Agreement (the TA Agreement) between the Trust and Invesco Investment Services provides that Invesco Investment Services will perform certain services related to the servicing of shareholders of the Funds. Other such services may be delegated or sub-contracted to third party intermediaries. For servicing accounts holding Class A, A2, AX, C, CX, P, R, RX, S, Y, Invesco Cash Reserve and Investor Class shares, as applicable, the TA Agreement provides that the Trust, on behalf of the Funds, will pay Invesco Investment Services an annual fee per open shareholder account plus certain out of pocket expenses. This fee is paid monthly at the rate of 1/12 of the annual rate and is based upon the number of open shareholder accounts during each month. For servicing accounts holding Class R5 and Class R6 shares, as applicable, the TA Agreement provides that the Trust, on behalf of the Funds, will pay Invesco Investment Services a fee per trade executed, to be billed monthly, plus certain out-of-pocket expenses. In addition, all fees payable by Invesco Investment Services or its affiliates to third party intermediaries who service accounts pursuant to sub-transfer agency, omnibus account services and sub-accounting agreements are charged back to the Funds, subject to certain limitations approved by the Board of the Trust. These payments are made in consideration of services that would otherwise be provided by Invesco Investment Services if the accounts serviced by such intermediaries were serviced by Invesco Investment Services directly. For more information regarding such payments to intermediaries, see the discussion under “Sub-Accounting and Networking Support Payments” found in Appendix L.
For Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Targeted Returns Fund, Invesco Macro Allocation Strategy Fund and Invesco Multi-Asset Income Fund and an agreement containing the same material terms and provisions was entered into between Invesco and each Subsidiary.
Sub-Transfer Agent. Invesco Canada, 5140 Yonge Street, Suite 800, Toronto, Ontario, Canada M2N6X7, a wholly-owned, indirect subsidiary of Invesco Ltd., provides services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco Canada and Invesco Investment Services. The Trust does not pay a fee to Invesco Canada for these services. Rather Invesco Canada is compensated by Invesco Investment Services, as a sub-contractor.
For Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Targeted Returns Fund, Invesco Macro Allocation Strategy Fund and Invesco Multi-Asset Income Fund and an agreement containing the same material terms and provisions was entered into between Invesco and each Subsidiary.
Custodian
State Street Bank and Trust Company (the Custodian), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds.
For Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Targeted Returns Fund, Invesco Macro Allocation Strategy Fund and Invesco Multi-Asset Income Fund an agreement containing the same material terms and provisions was entered into between the Custodian and each Subsidiary.
The Custodian and sub-custodian are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.  Invesco is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities’ depositories in a country.  The Custodian is responsible for monitoring eligible foreign securities depositories.
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Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.
Independent Registered Public Accounting Firm. The Funds' independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has selected, and the Board has ratified and approved PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, Texas 77002-5021, as the independent registered public accounting firm to audit the financial statements of the Funds. In connection with the audit of the Funds' financial statements, the Funds entered into an engagement letter with PricewaterhouseCoopers LLP. The terms of the engagement letter required by PricewaterhouseCoopers LLP, and agreed to by the Funds' Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided thereunder. Financial statements for the predecessor fund for periods ending on or prior to May 24, 2019 were audited by the predecessor fund’s auditor, KPMG LLP, an independent registered public accounting firm, which is different than the Funds’ auditor.
Counsel to the Trust. Legal matters for the Trust have been passed upon by Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103-7018.
Organization and Management of the Private Fund. The Private Fund is a limited liability company organized under the laws of Delaware, whose registered office is located at Corporation Trust Center, 1209 Orange Street, Wilmington, Delaware 19801. The Private Fund’s affairs are overseen by the Managing Member, OppenheimerFunds, Inc., which also is appointed as a Sub-Adviser to the Funds, including Invesco Developing Markets Fund. The Private Fund’s business is conducted pursuant to a limited liability company operating agreement (the “Operating Agreement”). The Private Fund’s Operating Agreement provides that the Managing Member of the Private Fund shall be indemnified out of the assets of the Private Fund against any liability incurred as a result of any act or failure to act in carrying out its functions, other than such liability (if any) that may be incurred by reason of the gross negligence, willful default, fraud or dishonesty of the Managing Member in the performance of its obligations or duties under the Operating Agreement. The Operating Agreement also provides that the Managing Member shall not be liable to the Private Fund for any loss or damage in carrying out its functions unless that liability arises through the gross negligence, willful default, fraud or dishonesty of the Managing Member.
Under the Operating Agreement, the Managing Member has full and exclusive discretionary authority and responsibility to manage the day-to-day operations of the Private Fund and to invest and reinvest its assets. The Private Fund has also entered into arrangements with JP Morgan Chase Bank to serve as the Private Fund’s global custodian, and with Invesco Investment Services to serve as the Private Fund’s transfer agent.
The Managing Member does not receive advisory fees or administrative fees from the Private Fund. The Private Fund will bear the fees and expenses incurred in connection with the custody, audit, and legal services that it receives. Invesco Developing Markets Fund expects that the expenses borne by the Private Fund will not be material in relation to the value of the Fund’s assets. It is also expected that the Fund’s investment in the Private Fund will not result in the Fund’s paying duplicative fees for similar services provided to the Fund.
Securities Lending Arrangements
The Advisory Agreement describes the administrative services to be rendered by Invesco if a Fund engages in securities lending activities, as well as the compensation Invesco may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with Invesco’s instructions
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and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.
The Advisory Agreement authorizes Invesco to receive a separate fee equal to 25% of the net monthly interest or fee income retained or paid to the Funds for the administrative services that Invesco renders in connection with securities lending. Invesco has contractually agreed, however, not to charge this fee and to obtain Board approval prior to charging such a fee in the future.
The Board has approved certain Funds’ participation in a securities lending program. Under the securities lending program, Bank of New York Mellon (BNY Mellon) served as the securities lending agent for Invesco Endeavor Fund, Invesco Health Care Fund, Invesco Multi-Asset Income Fund, Invesco Select Companies Fund and Invesco U.S. Managed Volatility Fund for the Funds’ most recently completed fiscal year.
For the fiscal year ended October 31, 2020, the income earned by the Funds, as well as the fees and/or compensation paid by the Funds (in dollars) pursuant to a securities lending agency/authorization agreement between the Trust, with respect to the Funds, and BNY Mellon (the “Securities Lending Agent”), were as follows:
Fees and/or compensation for securities lending activities and related services:
	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Invesco Endeavor Fund	$23.60	$7.86	$17.00	$0	$0	$(72.07)	$0	$(47.21)	$70.81
Invesco Health Care Fund	$8,829.07	$6,738.59	$5,462.00	$0	$0	$(64,025.25)	$0	$(51,824.66)	$60,653.73
Invesco Multi-Asset Income Fund	$4,462.50	$4,707.10	$3,166.00	$0	$0	$(45,779.83)	$0	$(37,906.73)	$42,369.23
Invesco Select Companies Fund	$2,344.34	$994.86	$1,397.00	$0	$0	$(9,002.86)	$0	$(6,611.00)	$8,955.34
Invesco U.S. Managed Volatility Fund	$1.00	$0	$1.00	$0	$0	$(0.05)	$0	$0.95	$0.05
For the fiscal year ended October 31, 2020, BNY Mellon provided the following services for the Funds in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions provided by the Fund; (ii) negotiating loan terms; (iii) receiving collateral from borrowers; (iv) collecting distributions from borrowers and crediting such distributions to the custodial account; (v) collecting securities loan fees and crediting them to the collateral account; (vi) terminating loans in its reasonable discretion or as directed by the Fund; (vii) effecting currency conversion transactions; (viii) investing and reinvesting cash collateral; (ix) maintaining books and records; and (x) acting as the Fund’s agent in connection with all aspects of (including establishment, maintenance, perfection, administration, performance of and realization upon) the security interest in, and lien and charge upon, the collateral.
Portfolio Managers
Appendix H contains the following information regarding the portfolio managers identified in each Fund’s prospectus:
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The dollar range of the managers’ investments in each Fund.
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A description of the managers’ compensation structure.
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Information regarding other accounts managed and potential conflicts of interest that might arise from the management of multiple accounts.
BROKERAGE ALLOCATION AND OTHER PRACTICES
The Sub-Advisers have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. If all or a portion of a Fund’s assets are managed by one or more Sub-Advisers, the decision to buy and sell securities and broker selection will be made by the Sub-Adviser for the assets it manages. Unless specifically noted, the Sub-Advisers brokerage allocation procedures do not materially differ from Invesco Advisers, Inc.’s procedures. The same procedures also apply to each Subsidiary.
As discussed below, Invesco and the Sub-Advisers, unless prohibited by applicable law, may cause a Fund to pay a broker-dealer a commission for effecting a transaction that exceeds the amount another broker-dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker-dealer. Effective January 3, 2018, under the European Union’s Markets in Financial Instruments Directive (MiFID II), European Union investment advisers, including Invesco Deutschland and Invesco Asset Management, which may act as sub-adviser to certain Invesco Funds as described in such Funds' prospectuses, must pay for research from broker-dealers directly out of their own resources, rather than through client commissions.
Brokerage Transactions
Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more broker-dealers, including affiliated and third-party broker-dealers, to execute the trades, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk. The global equity trading desk has assigned local traders in six primary trading centers to place equity securities trades in their regions. Invesco Advisers’ Americas desk, located in Atlanta and Toronto, generally places trades of equity securities trading in North America, Canada and Latin America; the Hong Kong desk of Invesco Hong Kong (the Hong Kong Desk) generally places trades of equity securities in the Asia-Pacific markets, except Japan and China; the Japan trading desk of Invesco Japan generally places trades of equity securities in the Japanese markets; the EMEA trading desk of Invesco Asset Management Limited (the EMEA Desk) generally places trades of equity securities in European, Middle Eastern and African countries; the Australian desk, located in Sydney and Melbourne, for the execution of orders of equity securities trading in the Australian and New Zealand markets and the Taipei desk, located in Taipei, for the execution of orders of securities trading in the Chinese market. Invesco, Invesco Canada, Invesco Japan, Invesco Deutschland, Invesco Hong Kong, Invesco Capital and Invesco Asset Management use the global equity trading desk to place equity trades. Other Sub-Advisers may use the global equity trading desk in the future. The trading procedures for the global trading desks are similar in all material respects.
References in the language below to actions by Invesco or a Sub-Adviser making determinations or taking actions related to equity trading include these entities’ delegation of these determinations/actions to the Americas Desk, the Hong Kong Desk, and the EMEA Desk. Even when trading is delegated by Invesco or the Sub-Advisers to the various arms of the global equity trading desk, Invesco or the Sub-Advisers that delegate trading is responsible for oversight of this trading activity.
Invesco or the Sub-Advisers make decisions to buy and sell securities for each Fund, select broker-dealers (each, a Broker), effect the Funds' investment portfolio transactions, allocate brokerage fees in such transactions and, where applicable, negotiate commissions and spreads on transactions. Invesco’s and the Sub-Advisers’ primary consideration in effecting a security transaction is to obtain best execution, which Invesco defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage
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services provided by the Broker. While Invesco or the Sub-Advisers seek reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See “Broker Selection” below.
Some of the securities in which the Funds invest are traded in OTC markets. Portfolio transactions in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues, which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.
Historically, Invesco and the Sub-Advisers did not negotiate commission rates on stock markets outside the United States. In recent years many overseas stock markets have adopted a system of negotiated rates; however, a number of markets maintain an established schedule of minimum commission rates.
In some cases, Invesco may decide to place trades on a “blind principal bid” basis, which involves combining all trades for one or more portfolios into a single basket, and generating a description of the characteristics of the basket for provision to potential executing brokers. Based on the trade characteristics information provided by Invesco, these brokers submit bids for executing all of the required trades at a designated time for a specific commission rate. Invesco generally selects the broker with the lowest bid to execute these trades.
Commissions
The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an Invesco Fund, provided the conditions of an exemptive order received by the Invesco Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Invesco Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various Invesco Funds, including the Trust. These inter-fund transactions generally do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.
Brokerage commissions paid by each of the Funds during the last three fiscal years ended October 31 are found in Appendix J.
Broker Selection
Invesco’s or the Sub-Advisers’ primary consideration in selecting Brokers to execute portfolio transactions for a Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, Invesco or the Sub-Advisers consider the full range and quality of a Broker’s services, including the value of research and/or brokerage services provided (if permitted by applicable law or regulation), execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness. Invesco’s and the Sub-Advisers’ primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker’s ability to deliver or sell the relevant fixed income securities; however, Invesco and the Sub-Advisers will, if permitted by applicable law or regulation, also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. Invesco and the Sub-Advisers will not select Brokers based upon their promotion or sale of Fund shares.
Unless prohibited by applicable law, such as MiFID II (described herein), in choosing Brokers to execute portfolio transactions for the Funds, Invesco or the Sub-Advisers may select Brokers that provide brokerage and/or research services (Soft Dollar Products) to the Funds and/or the other accounts over which Invesco and its affiliates have investment discretion. For the avoidance of doubt, European Union investment advisers, including Invesco Deutschland and Invesco Asset Management, which may act as sub-adviser to certain Invesco Funds as described in such Funds’ prospectuses, must pay for research from broker-dealers directly out of their own resources, rather than through client commissions. Therefore, the use of the defined term
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“Sub-Advisers” throughout this section shall not be deemed to apply to those Sub-Advisers subject to the MiFID II prohibitions. Section 28(e) of the Exchange Act, provides that Invesco or the Sub-Advisers, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco or the Sub-Advisers must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [Invesco’s or the Sub-Advisers’] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion.” The services provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Advisers in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker commissions higher than those available from another Broker in recognition of the Broker’s provision of Soft Dollar Products to Invesco or the Sub-Advisers.
Invesco and the Sub-Advisers face a potential conflict of interest when they use client trades to obtain Soft Dollar Products. This conflict exists because Invesco and the Sub-Advisers are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco’s or a Sub-Adviser’s expenses to the extent that Invesco or such Sub-Adviser would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco or the Sub-Advisers to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco-managed accounts (or accounts managed by the Sub-Advisers) may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco-managed accounts (or Sub-Adviser-managed accounts), effectively cross subsidizing the other Invesco-managed accounts (or the other Sub-Adviser-managed accounts) that benefit directly from the product. Invesco or the Sub-Advisers may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.
Invesco presently engages in the following instances of cross-subsidization:
Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage certain fixed income Invesco Funds are generated entirely by equity Invesco Funds and other equity client accounts managed by Invesco. In other words, certain fixed income Invesco Funds are cross-subsidized by the equity Invesco Funds in that the fixed income Invesco Funds receive the benefit of Soft Dollar Products services for which they do not pay. Similarly, other accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products services for which they do not pay.
Invesco and the Sub-Advisers attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco or the Sub-Adviser concludes that the Broker supplying the product is capable of providing best execution.
Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco and the Sub-Adviser use soft dollars to purchase two types of Soft Dollar Products:
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proprietary research created by the Broker executing the trade, and
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other products created by third parties that are supplied to Invesco or the Sub-Advisers through the Broker executing the trade.
Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco receives from each Broker, Invesco develops an estimate of each Broker’s share of Invesco clients’ commission dollars and attempts to direct trades to these firms to meet these estimates.
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Invesco and the Sub-Advisers also use soft dollars to acquire products from third parties that are supplied to Invesco or the Sub-Advisers through Brokers executing the trades or other Brokers who “step in” to a transaction and receive a portion of the brokerage commission for the trade. Invesco or the Sub-Advisers may from time to time instruct the executing Broker to allocate or “step out” a portion of a transaction to another Broker. The Broker to which Invesco or the Sub-Advisers have “stepped out” would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been “stepped out.” Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.
Soft Dollar Products received from Brokers supplement Invesco’s and the Sub-Advisers’ own research (and the research of certain of its affiliates), and may include the following types of products and services:
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Database Services – comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).
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Quotation/Trading/News Systems – products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.
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Economic Data/Forecasting Tools – various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.
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Quantitative/Technical Analysis – software tools that assist in quantitative and technical analysis of investment data.
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Fundamental/Industry Analysis – industry specific fundamental investment research.
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Fixed Income Security Analysis – data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.
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Other Specialized Tools – other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.
If Invesco or the Sub-Advisers determine that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco or the Sub-Advisers will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco or the Sub-Advisers will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco or the Sub-Advisers determine assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.
Outside research assistance is useful to Invesco or the Sub-Advisers because the Brokers used by Invesco or the Sub-Advisers tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco’s or the Sub-Advisers’ staff follow. In addition, such services provide Invesco or the Sub-Advisers with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco’s or the Sub-Advisers’ clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco and the Sub-Advisers believe that because Broker research supplements rather than replaces Invesco’s or the Sub-Advisers’ research, the receipt of such research tends to improve the quality of Invesco’s or the Sub-Advisers’ investment advice. The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Advisers
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receive such services. To the extent the Funds' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.
Invesco or the Sub-Advisers may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. Invesco determines target levels based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund’s shares for their clients, provided that Invesco or the Sub-Advisers believe such Brokers provide best execution and such transactions are executed in compliance with Invesco’s policy against using directed brokerage to compensate Brokers for promoting or selling Invesco Fund shares. Invesco and the Sub-Advisers will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.
As noted above, under MiFID II, European Union investment advisers, including Invesco Deutschland and Invesco Asset Management, are not permitted to use Soft Dollar Products to pay for research from brokers but rather must pay for research out of their own profit and loss or have research costs paid by clients through research payment accounts that are funded by a specific client research charge or the research component of trade orders. Such payments for research must be unbundled from the payments for execution. As a result, Invesco Deutschland and Invesco Asset Management are restricted from using Soft Dollar Products in managing the Invesco Funds that they sub-advise.
Directed Brokerage (Research Services)
Directed brokerage (research services) paid by each of the Funds during the last three fiscal years ended October 31 is found in Appendix K.
Affiliated Transactions
The Adviser or Sub-Adviser may place trades with Invesco Capital Markets, Inc. (ICMI), a broker-dealer with whom it is affiliated, provided the Adviser or Sub-Adviser determines that ICMI’s trade execution abilities and costs are at least comparable to those of non-affiliated brokerage firms with which the Adviser or Sub-Adviser could otherwise place similar trades. ICMI receives brokerage commissions in connection with effecting trades for the Funds and, therefore, use of ICMI presents a conflict of interest for the Adviser or Sub-Adviser. Trades placed through ICMI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Board.
Information regarding any brokerage commissions on affiliated transactions that the Funds may have paid for the last three fiscal years ended October 31 may be found in Appendix J.
Regular Brokers
Information concerning the Funds' acquisition of securities of their brokers during the last fiscal year ended October 31 is found in Appendix K.
Allocation of Portfolio Transactions
Invesco and the Sub-Advisers manage numerous Invesco Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by multiple Invesco Funds or other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. Invesco and the Sub-Adviser will also determine the timing and amount of purchases for an account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, Invesco or the Sub-Adviser will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco to be fair and equitable. Invesco or the Sub-Adviser may combine transactions in accordance with applicable laws and regulations to
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obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund’s ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.
Allocation of Initial Public Offering (IPO) Transactions
Certain of the Invesco Funds or other accounts managed by Invesco may become interested in participating in IPOs. Purchases of IPOs by one Invesco Fund or other accounts may also be considered for purchase by one or more other Invesco Funds or accounts. Invesco combines indications of interest for IPOs for all Invesco Funds and accounts participating in purchase transactions for that IPO. When the full amount of all IPO orders for such Invesco Funds and accounts cannot be filled completely, Invesco shall allocate such transactions in accordance with the following procedures.
Invesco or the Sub-Adviser may determine the eligibility of each Invesco Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the Invesco Fund’s or account’s investment objective, policies, strategies and current holdings. Invesco will allocate securities issued in IPOs to eligible Invesco Funds and accounts on a pro rata basis based on order size.
Invesco Canada, Invesco Hong Kong and Invesco Japan allocate IPOs on a pro rata basis based on size of order or in such other manner which they believe is fair and equitable.
Invesco Asset Management allocates IPOs on a pro rata basis based on account size or in such other manner believed by Invesco Asset Management to be fair and equitable.
Invesco Deutschland and Invesco Senior Secured do not subscribe to IPOs.
PURCHASE, REDEMPTION AND PRICING OF SHARES
Please refer to Appendix L for information on Purchase, Redemption and Pricing of Shares.
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
Dividends and Distributions
The following discussion of dividends and distributions should be read in connection with the applicable sections in the Prospectus.
All dividends and distributions will be automatically reinvested in additional shares of the same class of a Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another Invesco Fund, subject to the terms and conditions set forth in the Prospectus under the caption “Purchasing Shares - Automatic Dividend and Distribution Investment.” Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.
The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes, as well as any other expenses attributable to a particular class (Class Expenses). Class Expenses, including distribution plan expenses, must be allocated to the class for which they are incurred consistent with applicable legal principles under the 1940 Act.
Tax Matters
The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
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This “Tax Matters” section is based on the Internal Revenue Code (Code) and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
This is for general information only and not tax advice.  All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.
Taxation of the Fund. The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” (sometimes referred to as a regulated investment company, RIC or fund) under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:
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Distribution Requirement – the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).
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Income Requirement – the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).
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Asset Diversification Test – the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.
In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in
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cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.
If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a fund with a high turnover rate may accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See “Taxation of Fund Distributions — Capital gain dividends” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See “Foreign Shareholders — U.S. withholding tax at the source” below.
Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.
Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions (see “Taxation of Fund Distributions — Capital gain dividends” below). A “qualified late year loss” includes:
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(i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (post-October capital losses); and
(ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.
The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (PFIC) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.
Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.
Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
Asset allocation funds. If the Fund is a fund of funds, asset allocation fund, or a feeder fund in a master-feeder structure (collectively referred to as a “fund of funds” which invests in one or more underlying funds taxable as regulated investment companies) distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. A fund of funds (other than a feeder fund in a master-feeder structure) generally will not be able currently to offset gains realized by one underlying fund in which the fund of funds invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, except with respect to a qualified fund of funds, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes and (b) is not eligible to pass-through to shareholders exempt-interest dividends from an underlying fund. A qualified fund of funds, i.e., a fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends. Also a fund of funds, whether or not it is a qualified fund of funds, is eligible to pass-through to shareholders qualified dividends earned by an underlying fund(see "Taxation of Fund Distributions ― Qualified dividend income for individuals" and "― Corporate dividends-received deduction" below). However, dividends paid to shareholders by a fund of funds from interest earned by an underlying fund on U.S. Government obligations are unlikely to be exempt from state and local income tax.
Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. The Fund
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may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund may make sufficient distributions to avoid liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.
Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Allocation Fund, Invesco Global Targeted Returns Fund, Invesco Fundamental Alternatives Fund and Invesco Macro Allocation Strategy Fund – Investments in the Subsidiary. Each of Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Targeted Returns Fund, Invesco Macro Allocation Strategy Fund and Invesco Multi-Asset Income Fund invests in derivatives, financially-linked instruments, and the stock of its own wholly-owned subsidiary (the Subsidiary) to gain exposure to the commodity markets. The Invesco Global Allocation Fund and Invesco Fundamental Alternatives Fund invest in derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals through its own wholly-owned subsidiary to gain exposure to the commodities markets. This strategy may cause the Fund to realize more ordinary income than would be the case if the Fund invested directly in commodities. Also, these commodity-linked investments and the income earned thereon must be taken into account by the Fund in complying with the Distribution and Income Requirements and the Asset Diversification Test as described below.
Distribution requirement. The Fund anticipates that the Subsidiary will distribute the “Subpart F” income earned by the Subsidiary each year, which the Fund will treat as qualifying income. The Fund intends to distribute the Subsidiary’s income ach year in satisfaction of the Fund’s Distribution Requirement. The Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (Subpart F income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Treasury Regulations also permit the Fund to treat deemed inclusions as satisfying the Income Requirement (described below) even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with such Treasury Regulations. Subpart F income will be distributed by the Fund (whether such income is received by the Fund as an actual distribution or included in the Fund’s income as a deemed inclusion), and in turn, to shareholders each year
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as ordinary income and will not be qualified dividend income eligible for taxation at long-term capital gain rates. The Subsidiary likely will also be classified as a PFIC as defined below in “Tax Treatment of Portfolio Transactions – PFIC Investments” but the CFC rules supersede the PFIC rules.
Income Requirement. As described above, the Fund must derive at least 90% of its gross income from qualifying sources to qualify as a regulated investment company. Gains from the disposition of commodities, including precious metals, are not considered qualifying income for purposes of satisfying the Income Requirement. See “Tax Treatment of Portfolio Transactions Investments in commodities – structured notes, corporate subsidiary and certain ETFs.” Also, the IRS has issued a revenue ruling with holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As a result, the Fund’s ability to directly invest in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Balanced-Risk Allocation Fund each have received a private letter ruling from the IRS confirming that income from a form of commodity-linked note is qualifying income for these purposes. In addition, Invesco Balanced-Risk Allocation Fund has received a private letter ruling from the IRS confirming that income derived from its Subsidiary will be qualifying income, even if the Subsidiary invests in commodity-linked swaps.
The IRS has issued a number of similar private letter rulings, which indicate that income from a fund’s investment in certain commodity-linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives such as the Subsidiary, constitutes qualifying income. However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position, including the rulings issued to the Invesco Balanced- Risk Commodity Strategy Fund and Invesco Balanced-Risk Allocation Fund, which, in response to a request by each Fund, the IRS agreed to revoke on a prospective basis only (A financial instrument or position that constitutes a security under Section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) Accordingly, a Fund (other than the Balanced-Risk Commodity Strategy Fund which continues to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income) may invest in certain commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through its Subsidiary. Should the Internal Revenue Service issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund's use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could, among other consequences, limit the Fund's ability to pursue its investment strategy. Treasury regulations treat “Subpart F” income (defined in Section 951 of the Code to include passive income such as income from commodity-linked derivatives) as satisfying the Income Requirement, even if a foreign corporation, such as a Subsidiary, does not make a distribution of such income. If a distribution is made, such income will be treated as a dividend by the Fund to the extent that, under applicable provisions of the Code, there is a distribution out of the earnings and profits of the foreign corporation attributable to the distribution.
Accordingly, the extent to which a Fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement, which the Fund must continue to satisfy to maintain its status as a RIC. The tax treatment of the Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under “Taxation of the Fund – Qualification as a regulated investment company.”
Asset diversification test. For purposes of the Asset Diversification Test, the Fund's investment in the Subsidiary would be considered a security of one issuer. Accordingly, the Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of the Fund's total assets in order to satisfy the Asset Diversification Test.
Taxation of the Subsidiary. On the basis of current law and practice, the Subsidiary will not be liable for income tax in the Cayman Islands. Distributions by the Subsidiary to the Fund will not be subject to withholding tax in the Cayman Islands. In addition, the Subsidiary's investment in commodity-linked derivatives and other assets held as collateral are anticipated to qualify for a safe harbor under Code Section
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864(b) so that the Subsidiary will not be treated as conducting a U.S. trade or business. Thus, the Subsidiary should not be subject to U.S. federal income tax on a net basis. However, if certain of the Subsidiary's activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.
In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business, subject to certain exemptions, including among others, exemptions for capital gains, portfolio interest and income from notional principal contracts. It is not anticipated that the Subsidiary will be subject to material amounts of U.S. withholding tax on its portfolio investments. The Subsidiary intends to properly certify its status as a non-U.S. person to each custodian and withholding agent to avoid U.S. backup withholding requirements discussed below. Additionally, the Subsidiary intends to qualify as a “participating FFI” or otherwise qualify for an exemption under Chapter 4 of the Code to avoid U.S. withholding tax under the Foreign Account Tax Compliance Act as such terms are described below under the heading, “Foreign Account Tax Compliance Act (FATCA)”.
Invesco Multi-Asset Income Fund, Invesco World Bond Factor Fund and Invesco Global Targeted Returns Fund ― Investments in Foreign Currencies. Gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the Income Requirement. It should be noted, however, that for purposes of the Income Requirement, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the principal business of the RIC of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. If such future regulations were applied to the Fund, it is possible that the amount of their qualifying income would no longer satisfy the Income Requirement and the Fund would fail to qualify as a RIC. There is a possibility such regulations would be applied retroactively, in which case the Fund might not qualify as a RIC for one or more years. In the event the Treasury Department issues such regulations, the Board may authorize a significant change in investment strategy or other action. It is also possible that the Fund's strategy of investing in foreign currencies or foreign currency instruments, such as options, futures or forward contracts, might cause the Funds to fail to satisfy the Asset Diversification Test, resulting in their failure to qualify as RICs. The IRS has not issued any guidance on how to apply the asset diversification test to foreign currencies or instrument on foreign currencies. The tax treatment of the Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under "Taxation of the Fund ― Qualification as a regulated investment company."
Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund).  The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.
Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you.  If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.
Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her
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shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund to shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals are  0%, 15%, 20%  or 25% depending on the nature of the capital gain and the individual’s taxable income.  Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income.
Qualified dividend income for individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. Qualified dividend income means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
Qualified REIT dividends. Under the Tax Cuts and Jobs Act “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). A Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided the RIC shares were held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses.
Corporate dividends-received deduction. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividends from domestic corporations will qualify for the 50% dividends-received deduction generally available to corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments  such as those classified as partnerships or equity REITs.  See “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs”.
Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares (except in a money market fund that maintains a stable net
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asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable and would be taxed as either ordinary income (some portion of which may be taxed as qualified dividend income) or capital gain unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions by utilizing its capital loss carryovers, if any.
Pass-through of foreign tax credits. If more than 50% of the value of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund of funds (i.e., a fund at least 50 percent of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to “pass-through” to the Fund’s shareholders the amount of foreign income tax paid by the Fund (the Foreign Tax Election) in lieu of deducting such amount in determining its investment company taxable income. Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass-through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See “Tax Treatment of Portfolio Transactions — Securities lending” below.
Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. (Under the Tax Cuts and Jobs Act, build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017.) Even if the Fund is eligible to pass-through tax credits to shareholders, the Fund may choose not to do so.
U.S. Government interest. Income earned on certain U.S. Government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. Government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. If the Fund is a fund of funds, see “Taxation of the Fund — Asset allocation funds.”
Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
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Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income.  In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return. Net investment income does not include exempt-interest dividends.
Sale or Redemption of Fund Shares. A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. If you owned your shares as a capital asset, any gain or loss that you realize will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.
Tax basis information. The Fund is required to report to you and the IRS annually on Form 1099 B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (referred to as covered shares) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable net asset value. When required to report cost basis, the Fund will calculate it using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.
The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than average cost for covered shares.
In addition to the Fund’s default method of average cost, other cost basis methods offered by Invesco, which you may elect to apply to covered shares, include:
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First-In, First-Out — shares acquired first in the account are the first shares depleted.
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Last-In, First-Out — shares acquired last in the account are the first shares depleted.
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High Cost — shares acquired with the highest cost per share are the first shares depleted.
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Low Cost — shares acquired with the lowest cost per share are the first shares depleted.
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Loss/Gain Utilization — depletes shares with losses before gains, consistent with the objective of minimizing taxes. For shares that yield a loss, shares owned one year or less (short-term) will be depleted ahead of shares owned more than one year (long-term). For gains, long-term shares will be depleted ahead of short-term gains.
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Specific Lot Identification — shareholder selects which lots to deplete at time of each disposition. Transaction amount must be in shares. If insufficient shares are identified at the time of disposition, then a secondary default method of first-in, first-out will be applied.
You may elect any of the available methods detailed above for your covered shares. If you do not notify the Fund of your elected cost basis method, the default method of average cost will be applied to your
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covered shares upon redemption. The cost basis for covered shares will be calculated separately from any “noncovered shares” (defined below) you may own. You may change or revoke the use of the average cost method and revert to another cost basis method if you notify the Fund by the date of the first sale, exchange, or other disposition of your covered shares. In addition, you may change to another cost basis method at any time by notifying the Fund, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.
The Fund may also provide Fund shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 (noncovered shares) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, Invesco first depletes noncovered shares in first-in, first-out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Fund.
The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However, the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or is provided by the Fund as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.
If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to the reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
Wash sale rule. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption.
Sales at a loss within six months of purchase. Any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.
Deferral of basis ― any class that bears a front-end sales load. If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another Fund by January 31 of the calendar year following the calendar year in which the disposition of the original shares occurred at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.
Conversion of shares of the Fund into other shares of the same Fund. The conversion of shares of one class of the Fund into shares of another class of the same Fund is not taxable for federal income tax
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purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder. Shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion of shares.
Exchange of shares of the Fund for shares of another Fund. The exchange of shares in one Fund for shares of another Fund is taxable for federal income tax purposes and the exchange will be reported as a taxable sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Shareholders should consult their tax advisors regarding the state and local tax consequences of an exchange of shares.
Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund. This section should be read in conjunction with the discussion under “Description of the Funds and their Investments and Risks — Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.
Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised
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and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.
The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap or similar agreement.
In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.
Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
Treasury Inflation Protected Securities. Adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by a fund may be included for tax purposes in the fund’s gross income, even though no cash attributable to such gross income has been received by the fund. In such event, the fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the fund and additional capital gain distributions to fund shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by a fund may cause amounts previously distributed in the taxable year as income to be characterized as a return of capital.
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Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.
PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains. Also see "Investment in the Subsidiary".
Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund's pro rata share of any such taxes will reduce the fund's return on its investment. A fund's investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above  in “Tax Treatment of Portfolio Transactions – PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund – Foreign income tax.” Also, the fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income.  The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess
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inclusion income)” and “Foreign Shareholders — U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITs.
Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (REMIC) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income.  There can be no assurance that a fund will not allocate to shareholders excess inclusion income.
These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to a fund that has a non-REIT strategy.
Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Fund — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
If an MLP is treated as a partnership for U.S. federal income tax purposes (whether or not a QPTP), all or portion of the dividends received by a fund from the MLP likely will be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. Further, because of these accelerated deductions, on the disposition of interests in such an MLP, a fund likely will realize taxable income in excess of economic gain with respect to those MLP interests (or if the fund does not dispose of the MLP, the fund could realize taxable income in excess of cash flow with respect to the MLP in a later period), and the fund must take such income into account in determining whether the fund
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has satisfied its Distribution Requirement. A fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of a fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income. Therefore, to the extent a fund invests in MLPs, fund shareholders might receive greater amounts of distributions from the fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.
Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs or “regular” corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a fund can invest in MLPs and will impact the amount, character, and timing of income recognized by the Fund.
Investments in commodities ― structured notes, corporate subsidiary and certain ETFs. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Taxation of the Fund — Qualification as a regulated investment company.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary (such as the Subsidiary, as applicable) that invests in commodities, may be considered qualifying income under the Code. However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS's position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) Accordingly, a fund may invest in certain commodity-linked notes relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. In addition, a RIC may gain exposure to commodities through investment in a QPTP, such as an exchange-traded fund or ETF that is classified as a partnership and which invests in commodities, or through investment in a wholly-owned foreign subsidiary that is treated as a controlled foreign corporation for federal income tax purposes. Treasury regulations treat “Subpart F” income (defined in Section 951 of the Code to include passive income such as income from commodity-linked derivatives) as qualifying income, even if a foreign corporation, such as a wholly-owned foreign subsidiary, does not make a distribution of such income. If a distribution is made, such income will be treated as a dividend by the Fund to the extent that, under applicable provisions of the Code, there is a distribution out of the earnings and profits of the foreign corporation attributable to the distribution. Accordingly, the extent to which a fund directly invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. If a fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the fund could fail to qualify as a regulated investment company. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will
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neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.
Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received may be qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles. A change in the conversion ratio or conversion price of a convertible security on account of a dividend paid to the issuer’s other shareholders may result in a deemed distribution of stock to the holders of the convertible security equal to the value of their increased interest in the equity of the issuer. Thus, an increase in the conversion ratio of a convertible security can be treated as a taxable distribution of stock to a holder of the convertible security (without a corresponding receipt of cash by the holder) before the holder has converted the security.
Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws may require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:
•
provide your correct Social Security or taxpayer identification number;
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certify that this number is correct;
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certify that you are not subject to backup withholding; and
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certify that you are a U.S. person (including a U.S. resident alien).
The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.
Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders — Tax certification and backup withholding.”
Foreign Shareholders. Shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships (foreign shareholder), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.
Taxation of a foreign shareholder depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.
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U.S. withholding tax at the source. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends reported by the Fund to shareholders as:
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exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities;
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capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year; and
•
interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.
However, the Fund does not intend to utilize the exemptions for interest-related dividends paid and short-term capital gain dividends paid. Moreover, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
Amounts reported by the Fund to shareholders as capital gain dividends (a) that are attributable to certain capital gain dividends received from a qualified investment entity (QIE) (generally defined as either (i) a U.S. REIT or (ii) a RIC classified as a “U.S. real property holding corporation” or which would be if the exceptions for holding 5% or less of a class of publicly traded shares or an interest in a domestically controlled QIE did not apply), or (b) that are realized by the Fund on the sale of a “U.S. real property interest” (including gain realized on the sale of shares in a QIE other than one that is domestically controlled), will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) if the Fund by reason of having a REIT strategy is classified as a QIE. If the Fund is so classified, foreign shareholders owning more than 5% of the Fund’s shares may be treated as realizing gain from the disposition of a U.S. real property interest, causing Fund distributions to be subject to U.S. withholding tax at the corporate income tax rate, and requiring the filing of a nonresident U.S. income tax return. In addition, if the Fund is classified as a QIE, anti-avoidance rules apply to certain wash sale transactions. Namely, if the Fund is a domestically controlled QIE and a foreign shareholder disposes of the Fund’s shares prior to the Fund paying a distribution attributable to the disposition of a U.S. real property interest and the foreign shareholder later acquires an identical stock interest in a wash sale transaction, the foreign shareholder may still be required to pay U.S. tax on the Fund’s distribution. Also, the sale of shares of the Fund, if classified as a “U.S. real property holding corporation,” could also be considered a sale of a U.S. real property interest with any resulting gain from such sale being subject to U.S. tax as income “effectively connected with a U.S. trade or business.”
Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.
Tax certification and backup withholding. Foreign shareholders may have special U.S. tax certification requirements to avoid backup withholding (at a rate of 24%) and, if applicable, to obtain the benefit of any income tax treaty between the foreign shareholder’s country of residence and the United States. To claim these tax benefits, the foreign shareholder must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption
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from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. However, non-U.S. investors must advise the Fund of any changes of circumstances that would render the information given on the form incorrect, and must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Certain payees and payments are exempt from backup withholding.
Foreign Account Tax Compliance Act (FATCA). Under FATCA, the Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions (FFI) or non-financial foreign entities (NFFE). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (IGA) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA.
An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.
An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.
Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.
U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to an estate with assets of $60,000).
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Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.
DISTRIBUTION OF SECURITIES
Distributor
The Trust has entered into a master distribution agreement, as amended, relating to the Funds (the Distribution Agreement) with Invesco Distributors, Inc. (Invesco Distributors), a registered broker-dealer and a wholly-owned subsidiary of Invesco Ltd., pursuant to which Invesco Distributors acts as the distributor of shares of the Funds. The address of Invesco Distributors is 11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173. Certain trustees and officers of the Trust are affiliated with Invesco Distributors. See “Management of the Trust.” In addition to the Funds, Invesco Distributors serves as distributor to many other mutual funds that are offered to retail investors. The following Distribution of Securities information is about all of the Invesco Funds that offer retail and/or Class R5 or Class R6 shares. Not all Invesco Funds offer all share classes.
The Distribution Agreement provides Invesco Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers and other financial intermediaries with whom Invesco Distributors has entered into selected dealer and/or similar agreements. Invesco Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.
Invesco Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class C and Class R shares of the Funds at the time of such sales.
Invesco Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the Invesco Funds at the time of such sales. A predecessor of Invesco Distributors paid sales commission to dealers and institutions who sold Class C5 shares of the Invesco Funds at the time of such sales. Payments for Class C shares generally equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, consisting of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of up to 0.25% for such shares. Invesco Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to Invesco Distributors under the Class C Plan that constitutes an asset-based sales charge (0.75%) is intended in part to permit Invesco Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, Invesco Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares that are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of up to 0.25%.
Invesco Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If Invesco Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. Invesco Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares that are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.
The Trust (on behalf of any class of any Invesco Fund) or Invesco Distributors may terminate the Distribution Agreements on 60 days’ written notice without penalty. The Distribution Agreements will terminate automatically in the event of its assignment.
Total sales charges (front end and CDSCs) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years are found in Appendix M.
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Distribution Plans
The Trust has adopted two different forms of distribution plans pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class A shares, Class C shares, Class R shares and Investor Class shares, as applicable (each, a Plan, and together, the Plans).
The following Funds, pursuant to their Plans, pay Invesco Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.
Fund	Class A	Class C	Class R	Investor Class
Invesco Balanced-Risk Allocation Fund	0.25%	1.00%	0.50%	N/A
Invesco Balanced-Risk Commodity Strategy Fund	0.25%	1.00%	0.50%	N/A
Invesco Core Bond Fund	See below	1.00%	0.50%	N/A
Invesco Developing Markets Fund	See below	1.00%	0.50%	N/A
Invesco Discovery Mid Cap Growth Fund	See below	1.00%	0.50%	N/A
Invesco Emerging Markets All Cap Fund	0.25%	1.00%	0.50%	N/A
Invesco Emerging Markets Innovators Fund	See below	1.00%	0.50%	N/A
Invesco Emerging Markets Local Debt Fund	See below	1.00%	0.50%	N/A
Invesco Emerging Markets Select Equity Fund	0.25%	1.00%	N/A	N/A
Invesco Endeavor Fund	0.25%	1.00%	0.50%	N/A
Invesco Fundamental Alternatives Fund	0.25%	1.00%	0.50%	N/A
Invesco Global Allocation Fund	0.25%	1.00%	0.50%	N/A
Invesco Global Infrastructure Fund	0.25%	1.00%	0.50%	N/A
Invesco Global Strategic Income Fund	See below	1.00%	0.50%	N/A
Invesco Global Targeted Returns Fund	0.25%	1.00%	0.50%	N/A
Invesco Greater China Fund	0.25%	1.00%	N/A	N/A
Invesco Health Care Fund	0.25%	1.00%	N/A	0.25%
Invesco International Bond Fund	See below	1.00%	0.50%	N/A
Invesco Macro Allocation Strategy Fund	0.25%	1.00%	0.50%	N/A
Invesco Multi-Asset Income Fund	0.25%	1.00%	0.50%	N/A
Invesco Select Companies Fund	0.25%	1.00%	0.50%	N/A
Invesco World Bond Factor Fund	0.25%	1.00%	N/A	N/A
The following Funds, pursuant to their Plans, reimburse Invesco Distributors in an amount up to the following annual rates, shown immediately below, of the Fund’s average daily net assets of the applicable class.
Fund	Class A	Class C	Class R
Invesco Core Bond Fund	0.25%	See above	See above
Invesco Developing Markets Fund	0.25%	See above	See above
Invesco Discovery Mid Cap Growth Fund	0.25%	See above	See above
Invesco Emerging Markets All Cap Fund	0.25%	See above	See above
Invesco Emerging Markets Innovators Fund	0.25%	See above	See above
Invesco Emerging Markets Local Debt Fund	0.25%	See above	See above
Invesco Global Strategic Income Fund	0.25%	See above	See above
Invesco International Bond Fund	0.25%	See above	See above
Invesco Pacific Growth Fund	0.25%	1.00%	0.50%
The Plans compensate or reimburse Invesco Distributors, as applicable, for expenses incurred for the purpose of financing any activity that is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.
Payments pursuant to the Plans are subject to any applicable limitations imposed by FINRA rules.
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See Appendix N for a list of the amounts paid by each class of shares of each Fund to Invesco Distributors pursuant to the Plans for the fiscal year ended October 31, 2020, and Appendix O for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the fiscal year ended October 31, 2020.
As required by Rule 12b-1, the Plans were approved by the Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the Rule 12b-1 Trustees). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.
The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.
Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.
Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.
Amounts payable by a Fund under the Compensation Plan need not be directly related to the expenses actually incurred by Invesco Distributors on behalf of each Fund. The Plan does not obligate the Funds to reimburse Invesco Distributors for the actual allocated share of expenses Invesco Distributors may incur in fulfilling its obligations under the Plan. Thus, even if Invesco Distributors’ actual allocated share of expenses exceeds the fee payable to Invesco Distributors at any given time, under the Plan, the Funds will not be obligated to pay more than that fee. If Invesco Distributors’ actual allocated share of expenses is less than the fee it receives, under the Plan, Invesco Distributors will retain the full amount of the fee.
Amounts payable under the Reimbursement Plan must be directly related to the expenses incurred by Invesco Distributors on behalf of each Fund, as the Plan obligates the Funds to reimburse Invesco Distributors for its actual allocated share of expenses incurred for the period. Reimbursement will be made through payments made at the end of each month. Reimbursement expenses for Investor Class Shares covered by the Reimbursement Plan shall be computed over a rolling twelve-month period. If Invesco Distributors’ actual allocated share of expenses incurred pursuant to the Reimbursement Plan for the period exceeds the annual cap, a Fund will not be obligated to pay more than the annual cap. If Invesco Distributors’ actual allocated share of expenses incurred pursuant to the Reimbursement Plan for the period is less than the annual cap, Invesco Distributors is entitled to be reimbursed only for its actual allocated share of expenses.
Invesco Distributors may from time to time waive or reduce any portion of its 12b-1 fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Distributors will retain its ability to be reimbursed for such fee prior to the end of the respective fiscal year in which the voluntary fee waiver or reduction was made.
The Funds may pay a service fee of up to the cap disclosed in each Fund’s Plan and in any case no greater than 0.25% of the average daily net assets of the Class A, Class C, Class R and Investor Class shares, 0.15% of the average daily net assets of Class S shares, and 0.10% of the average daily net assets
139

of Class P shares, attributable to the customers’ selected dealers and financial institutions to such dealers and financial institutions, including Invesco Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with the information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.
Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a shareholder service agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds’ shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund’s shares are held.
Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the Plans. Invesco Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of Invesco Distributors.
Because of fluctuations in net asset value, the Plan fees with respect to a particular Class C share may be greater or less than the amount of the initial commission (including carrying cost) paid by Invesco Distributors with respect to such share. In such circumstances, a shareholder of a share may be deemed to incur expenses attributable to other shareholders of such class.
If the Plans are terminated or not continued, the Fund would not be contractually obligated to pay Invesco Distributors for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.
FINANCIAL STATEMENTS
The audited financial statements for the Fund’s fiscal year ended October 31, 2020, including the notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated by reference to the annual report to shareholders for the Funds contained in the Form N-CSR filed on January 8, 2021.
The portions of such Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.
140

APPENDIX A - RATINGS OF DEBT SECURITIES
The following is a description of the factors underlying the debt ratings of Moody's, S&P, and Fitch.
Moody's Long-Term Debt Ratings
Aaa: Obligations rated 'Aaa' are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa: Obligations rated 'Aa' are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated 'A' are judged to be upper-medium grade and are subject to low credit risk.
Baa: Obligations rated 'Baa' are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba: Obligations rated 'Ba' are judged to be speculative and are subject to substantial credit risk.
B: Obligations rated 'B' are considered speculative and are subject to high credit risk.
Caa: Obligations rated 'Caa' are judged to be speculative of poor standing and are subject to very high credit risk.
Ca: Obligations rated 'Ca' are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated 'C' are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms*.
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Moody's Short-Term Prime Rating System
P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP (Not Prime): Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Moody's MIG/VMIG US Short-Term Ratings
Short-Term Obligation Ratings
We use the global short-term Prime rating scale for commercial paper issued by US municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.
For other short-term municipal obligations, we use one of two other short-term rating scales, the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below.
We use the MIG scale for US municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, we use the MIG scale for bond anticipation notes with maturities of up to five years.
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. Please see our methodology that discusses demand obligations with conditional liquidity support.
We typically assign the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.
VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
Standard & Poor's Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:
•
The likelihood of payment--the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•
The nature and provisions of the financial obligation, and the promise we impute; and
•
The protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
Issue ratings are an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
AAA: An obligation rated 'AAA' has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.
AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.
A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.
BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
BB, B, CCC, CC and C: Obligations rated 'BB', 'B', 'CCC' 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.
B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.
CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D: An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.
Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.
Standard & Poor's Short-Term Issue Credit Ratings
A-1: An obligor rated 'A-1' has strong capacity to meet its financial commitments. It is rated in the highest category by S&P Global Ratings. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.
A-2: An obligor rated 'A-2' has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.
A-3: An obligor rated 'A-3' has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor's capacity to meet its financial commitments.
B: An obligor rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.
C: An obligor rated 'C' is currently vulnerable to nonpayment that would result in an 'D' issuer rating and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.
D: A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed debt restructuring.
Standard & Poor's Municipal Short-Term Note Ratings Definitions
An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:
•
Amortization schedule -- the larger final maturity relative to other maturities, the more likely it will be treated as a note; and

•
Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3: Speculative capacity to pay principal and interest.
D: ‘D’ is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
Standard & Poor's Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, 'AAA/A-1+' or 'A-1+/A-1'). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, 'SP-1+/A-1+').
Fitch Credit Rating Scales
Fitch Ratings publishes opinions on a variety of scales. The most common of these are credit ratings, but the agency also publishes ratings, scores and other relative opinions relating to financial or operational strength. For example, Fitch also provides specialized ratings of servicers of residential and commercial mortgages, asset managers and funds. In each case, users should refer to the definitions of each individual scale for guidance on the dimensions of risk covered in each assessment.
Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation (please see section Specific Limitations Relating to Credit Rating Scales for details). Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency's credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms investment grade and speculative grade are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories either signal a higher level of credit risk or that a default has already occurred.
For the convenience of investors, Fitch may also include issues relating to a rated issuer that are not and have not been rated on its web page. Such issues are also denoted as ‘NR’.
Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss. For information about the historical performance of ratings please refer to Fitch’s Ratings Transition and Default studies which detail the historical default rates and their meaning. The European Securities and Markets Authority also maintains a central repository of historical default rates.
Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).
In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation).
The primary credit rating scales can be used to provide a rating of privately issued obligations or certain note issuance programs or for private ratings. In this case the rating is not published, but only provided to the issuer or its agents in the form of a rating letter.
The primary credit rating scales may also be used to provide ratings for a more narrow scope, including interest strips and return of principal or in other forms of opinions such as Credit Opinions or Rating Assessment Services. Credit Opinions are either a notch- or category-specific view using the primary rating scale and omit one or more characteristics of a full rating or meet them to a different standard. Credit Opinions will be indicated using a lower case letter symbol combined with either an '*' (e.g. 'bbb+*') or (cat) suffix to denote the opinion status. Credit Opinions will be point-in-time typically but may be monitored if the analytical group believes information will be sufficiently available. Rating Assessment Services are a notch-specific view using the primary rating scale of how an existing or potential rating may be changed by a given set of hypothetical circumstances. Rating Assessments are point-in-time opinions. Rating Assessments are not monitored; they are not placed on Watch or assigned an Outlook and are not published.
Fitch Long-Term Rating Scales
Issuer Default Ratings
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities in global infrastructure and project finance. IDRs opine on an entity's relative vulnerability to default on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.
AAA: Highest credit quality.
'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality.
'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.
'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good credit quality.
'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB: Speculative.
'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.
B: Highly speculative.
'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC: Substantial credit risk.
Default is a real possibility.
CC: Very high levels of credit risk.
Default of some kind appears probable.
C: Near default
A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a 'C' category rating for an issuer include:
a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c. the formal announcement by the issuer or their agent of a distressed debt exchange;
d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent
RD: Restricted default.
‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:
a. an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but
b. has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and
c. has not otherwise ceased operating.
This would include:

i. the selective payment default on a specific class or currency of debt;
ii. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
iii. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.
D: Default.
'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.
Notes
The modifiers + or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term IDR category, or to Long-Term IDR categories below 'B'.
Fitch Short-Term Ratings Assigned to Issuers and Obligations
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.
F1: Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.
F3: Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B: Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C: High Short-Term Default Risk. Default is a real possibility.
RD: Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B - PERSONS TO WHOM INVESCO PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
(as of January 31, 2021)
Service Provider	Disclosure Category
ABN AMRO Financial Services, Inc.	Broker (for certain Invesco Funds)
Absolute Color	Financial Printer
Anglemyer & Co.	Analyst (for certain Invesco Funds)
AXA	Other
Ballard Spahr Andrews & Ingersoll, LLP	Special Insurance Counsel
Barclays Capital, Inc.	Broker (for certain Invesco Funds)
Blaylock Robert Van LLC	Broker (for certain Invesco Funds)
BB&T Capital Markets	Broker (for certain Invesco Funds)
Bear Stearns Pricing Direct, Inc.	Pricing Vendor (for certain Invesco Funds)
BLNS Securities Ltd.	Broker (for certain Invesco Funds)
BOSC, Inc.	Broker (for certain Invesco Funds)
Brown Brothers Harriman & Co.	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
Cabrera Capital Markets	Broker (for certain Invesco Funds)
Charles River Systems, Inc.	System Provider
Chas. P. Young Co.	Financial Printer
Cirrus Research, LLC	Trading System
Citibank, N.A.	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
Citigroup Global Markets, Inc.	Broker (for certain Invesco Funds)
Commerce Capital Markets	Broker (for certain Invesco Funds)
Crane Data, LLC	Analyst (for certain Invesco Funds)
Credit Suisse International / Credit Suisse Securities (Europe) Ltd.	Service Provider
Crews & Associates	Broker (for certain Invesco Funds)
D.A. Davidson & Co.	Broker (for certain Invesco Funds)
Dechert LLP	Legal Counsel
DEPFA First Albany	Broker (for certain Invesco Funds)
Deutsche Bank Trust Company Americas	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
E.K. Riley Investments LLC	Broker (for certain Invesco Funds)
Empirical Research Partners	Analyst (for certain Invesco Funds)
Finacorp Securities	Broker (for certain Invesco Funds)
First Miami Securities	Broker (for certain Invesco Funds)
First Southwest Co.	Broker (for certain Invesco Funds)
First Tryon Securities	Broker (for certain Invesco Funds)
Fitch, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
FT Interactive Data Corporation	Pricing Vendor
FTN Financial Group	Broker (for certain Invesco Funds)
GainsKeeper	Software Provider (for certain Invesco Funds)
GCom2 Solutions	Software Provider (for certain Invesco Funds)
George K. Baum & Company	Broker (for certain Invesco Funds)
Glass, Lewis & Co.	System Provider (for certain Invesco Funds)
Global Trading Analytics, LLC	Software Provider
Global Trend Alert	Analyst (for certain Invesco Funds)
Hattier, Sanford & Reynoir	Broker (for certain Invesco Funds)
Hutchinson, Shockey, Erley & Co.	Broker (for certain Invesco Funds)
ICI (Investment Company Institute)	Analyst (for certain Invesco Funds)
ICRA Online Ltd.	Rating & Ranking Agency (for certain Invesco Funds)

Service Provider	Disclosure Category
Lincoln Investment Advisors Corporation	Other
iMoneyNet, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Initram Data, Inc.	Pricing Vendor
Institutional Shareholder Services, Inc.	Proxy Voting Service (for certain Invesco Funds)
Invesco Investment Services, Inc.	Transfer Agent
Invesco Senior Secured Management, Inc.	System Provider (for certain Invesco Funds)
Investment Company Institute	Analyst (for certain Invesco Funds)
Investortools, Inc.	Broker (for certain Invesco Funds)
ITG, Inc.	Pricing Vendor (for certain Invesco Funds)
J.P. Morgan Chase Bank	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
J.P. Morgan Securities, Inc.	Analyst (for certain Invesco Funds)
J.P. Morgan Securities Inc.\Citigroup Global Markets Inc.\JPMorgan Chase Bank, N.A.	Lender (for certain Invesco Funds)
J.P. Morgan Securities	Broker (for certain Invesco Funds)
Janney Montgomery Scott LLC	Broker (for certain Invesco Funds)
John Hancock Investment Management Services, LLC	Sub-advisor (for certain sub-advised accounts)
Jorden Burt LLP	Special Insurance Counsel
KeyBanc Capital Markets, Inc.	Broker (for certain Invesco Funds)
Kramer Levin Naftalis & Frankel LLP	Legal Counsel
Lebenthal & Co. LLC	Broker (for certain Invesco Funds)
Lipper, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Loan Pricing Corporation	Pricing Service (for certain Invesco Funds)
Loop Capital Markets	Broker (for certain Invesco Funds)
M.R. Beal	Broker (for certain Invesco Funds)
MarkIt Group Limited	Pricing Vendor (for certain Invesco Funds)
Merrill Communications LLC	Financial Printer
Mesirow Financial, Inc.	Broker (for certain Invesco Funds)
Middle Office Solutions	Software Provider
Moody's Investors Service	Rating & Ranking Agency (for certain Invesco Funds)
Morgan Keegan & Company, Inc.	Broker (for certain Invesco Funds)
Morrison Foerster LLP	Legal Counsel
MS Securities Services, Inc. and Morgan Stanley & Co. Incorporated	Securities Lender (for certain Invesco Funds)
Muzea Insider Consulting Services, LLC	Analyst (for certain Invesco Funds)
Ness USA Inc.	System provider
Noah Financial, LLC	Analyst (for certain Invesco Funds)
Omgeo LLC	Trading System
Piper Jaffray	Analyst (for certain Invesco Funds)
Prager, Sealy & Co.	Broker (for certain Invesco Funds)
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm (for all Invesco Funds)
Protective Securities	Broker (for certain Invesco Funds)
Ramirez & Co., Inc.	Broker (for certain Invesco Funds)
Raymond James & Associates, Inc.	Broker (for certain Invesco Funds)
RBC Capital Markets	Analyst (for certain Invesco Funds)
RBC Dain Rauscher Incorporated	Broker (for certain Invesco Funds)
Reuters America LLC	Pricing Service (for certain Invesco Funds)
Rice Financial Products	Broker (for certain Invesco Funds)
Robert W. Baird & Co. Incorporated	Broker (for certain Invesco Funds)
RR Donnelley Financial	Financial Printer
Ryan Beck & Co.	Broker (for certain Invesco Funds)
SAMCO Capital Markets, Inc.	Broker (for certain Invesco Funds)
Seattle-Northwest Securities Corporation	Broker (for certain Invesco Funds)

Service Provider	Disclosure Category
Siebert Brandford Shank & Co., L.L.C.	Broker (for certain Invesco Funds)
Simon Printing Company	Financial Printer
Southwest Precision Printers, Inc.	Financial Printer
Southwest Securities	Broker (for certain Invesco Funds)
Standard and Poor's/Standard and Poor's Securities Evaluations, Inc.	Pricing Service and Rating and Ranking Agency (each, respectively, for certain Invesco Funds)
StarCompliance, Inc.	System Provider
State Street Bank and Trust Company	Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain Invesco Funds)
Sterne, Agee & Leach, Inc.	Broker (for certain Invesco Funds)
Stifel, Nicolaus & Company, Incorporated	Broker (for certain Invesco Funds)
Stradley Ronon Stevens & Young, LLP	Legal Counsel
The Bank of New York	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
The MacGregor Group, Inc.	Software Provider
The Savader Group LLC	Broker (for certain Invesco Funds)
Thomson Information Services Incorporated	Software Provider
TradingHub Group Ltd.	Analyst (for certain Invesco Funds)
UBS Financial Services, Inc.	Broker (for certain Invesco Funds)
UMB Bank, N.A.	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
VCI Group Inc.	Financial Printer
Vining Sparks IBG	Broker (for Certain Invesco Funds)
W.H Mell Associates, Inc.	Broker (for certain Invesco Funds)
Wachovia National Bank, N.A.	Broker (for certain Invesco Funds)
Western Lithograph	Financial Printer
Wiley Bros. Aintree Capital L.L.C.	Broker (for certain Invesco Funds)
William Blair & Co.	Broker (for certain Invesco Funds)
XSP, LLC\Solutions Plus, Inc.	Software Provider

APPENDIX C - TRUSTEES AND OFFICERS
As of January 31, 2021
The address of each trustee and officer is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.
Interested Trustee
Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Martin L. Flanagan[1] - 1960	Trustee and Vice Chair	2007
Executive Director, Chief
Executive Officer and
President, Invesco Ltd.
(ultimate parent of Invesco
and a global investment
management firm);
Trustee and Vice Chair,
The Invesco Funds; Vice
Chair, Investment
Company Institute; and
Member of Executive
Board, SMU Cox School
of Business

Formerly: Advisor to the
Board, Invesco Advisers,
Inc. (formerly known as
Invesco Institutional
(N.A.), Inc.); Chairman
and Chief Executive
Officer, Invesco Advisers,
Inc. (registered investment
adviser); Director,
Chairman, Chief Executive
Officer and President,
Invesco Holding Company
(US), Inc. (formerly IVZ
Inc.) (holding company),
Invesco Group Services,
Inc. (service provider) and
Invesco North American
Holdings, Inc. (holding
company); Director, Chief
Executive Officer and
President, Invesco Holding
Company Limited (parent
of Invesco and a global
investment management
firm); Director, Invesco
Ltd.; Chairman,
Investment Company
Institute and President,
Co-Chief Executive
Officer, Co-President,
Chief Operating Officer
				196	None

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)
1.
Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.
Independent Trustees
Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Christopher L. Wilson – 1957	Trustee and Chair	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	196	enaible, Inc. (artificial intelligence technology); ISO New England, Inc. (non- profit organization managing regional electricity market)
Beth Ann Brown – 1968	Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	196
Director, Board of
Directors of Caron
Engineering Inc.;
Advisor, Board of
Advisors of Caron
Engineering Inc.;
President and Director,
Acton Shapleigh Youth
Conservation Corps
(non -profit); and
President and Director
of Grahamtastic
Connection (non-profit)

Jack M. Fields – 1952	Trustee	2001	Chief Executive Officer,	196	Member, Board of

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years

Twenty First Century
Group, Inc. (government
affairs company); and
Board Member Impact(Ed)
(non-profit)

Formerly: Owner and
Chief Executive Officer,
Dos Angeles Ranch L.P.
(cattle, hunting, corporate
entertainment); Director,
Insperity, Inc. (formerly
known as Administaff)
(human resources
provider); Chief Executive
Officer, Texana Timber LP
(sustainable forestry
company); Director of
Cross Timbers Quail
Research Ranch (non-
profit); and member of the
U.S. House of
Representatives
					Directors of Baylor College of Medicine
Cynthia Hostetler —1962	Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	196
Resideo Technologies,
Inc. (Technology);
Vulcan Materials
Company (construction
materials company);
Trilinc Global Impact
Fund; Genesee &
Wyoming, Inc.
(railroads); Investment
Company Institute
(professional
organization);
Independent Directors
Council (professional
organization)

Eli Jones – 1961	Trustee	2016	Professor and Dean, Mays Business School - Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	196	Insperity, Inc. (formerly known as Administaff) (human resources provider)

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Elizabeth Krentzman – 1959	Trustee	2019
Formerly: Principal and
Chief Regulatory Advisor
for Asset Management
Services and U.S. Mutual
Fund Leader of Deloitte &
Touche LLP; General
Counsel of the Investment
Company Institute (trade
association); National
Director of the Investment
Management Regulatory
Consulting Practice,
Principal, Director and
Senior Manager of
Deloitte & Touche LLP;
Assistant Director of the
Division of Investment
Management - Office of
Disclosure and Investment
Adviser Regulation of the
U.S. Securities and
Exchange Commission
and various positions with
the Division of Investment
Management – Office of
Regulatory Policy of the
U.S. Securities and
Exchange Commission;
Associate at Ropes &
Gray LLP; and Trustee of
certain Oppenheimer
Funds
				196
Trustee of the
University of Florida
National Board
Foundation; Member of
the Cartica Funds
Board of Directors
(private investment
funds); Member of the
University of Florida
Law Center
Association, Inc. Board
of Trustees and Audit
Committee Member

Anthony J. LaCava, Jr.– 1956	Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	196	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950	Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns	196	None

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
			Hopkins Bioethics Institute
Joel W. Motley – 1952	Trustee	2019
Director of Office of
Finance, Federal Home
Loan Bank System;
Managing Director of
Carmona Motley Inc.
(privately held financial
advisor); Member of the
Council on Foreign
Relations and its Finance
and Budget Committee;
Chairman Emeritus of
Board of Human Rights
Watch and Member of its
Investment Committee;
and Member of
Investment Committee
and Board of Historic
Hudson Valley (non-profit
cultural organization)

Formerly: Managing
Director of Public Capital
Advisors, LLC (privately
held financial advisor);
Managing Director of
Carmona Motley Hoffman,
Inc. (privately held
financial advisor); Trustee
of certain Oppenheimer
Funds; Director of
Columbia Equity Financial
Corp. (privately held
financial advisor); and
Member of the Vestry of
Trinity Church Wall Street
				196
Member of Board of
Greenwall Foundation
(bioethics research
foundation) and its
Investment Committee;
Member of Board of
Friends of the LRC
(non-profit legal
advocacy); Board
Member and
Investment Committee
Member of Pulitzer
Center for Crisis
Reporting (non-profit
journalism)

Teresa M. Ressel — 1962	Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S.	196	Elucida Oncology (nanotechnology & medical particles company); Atlantic Power Corporation (power generation company); ON Semiconductor Corporation (semiconductor manufacturing)

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
			Department of Treasury
Ann Barnett Stern – 1957	Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP; Federal Reserve Bank of Dallas	196	None
Robert C. Troccoli – 1949	Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	196	None
Daniel S. Vandivort –1954	Trustee	2019	Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds; and Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America	196	None
James D. Vaughn – 1945	Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network	196
Board member and
Chairman of Audit
Committee of AMG
National Trust Bank;
Trustee and
Investment Committee
member, University of
South Dakota
Foundation; Board
member, Audit
Committee Member
and past Board Chair,
Junior Achievement
(non-profit)

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
(economic development corporation); and Trustee of certain Oppenheimer Funds
Officers
Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years
Sheri Morris – 1964	President and Principal Executive Officer	1999
Head of Global Fund Services, Invesco Ltd.; President and
Principal Executive Officer, The Invesco Funds; Senior Vice
President, Invesco Advisers, Inc. (formerly known as Invesco
Institutional (N.A.), Inc.) (registered investment adviser); and Vice
President, Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-Traded Commodity
Fund Trust and Invesco Exchange-Traded Self-Indexed Fund
Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial
Officer, The Invesco Funds; Vice President, Invesco AIM Advisers,
Inc., Invesco AIM Capital Management, Inc. and Invesco AIM
Private Asset Management, Inc.; Assistant Vice President and
Assistant Treasurer, The Invesco Funds; Vice President and
Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice
President, Invesco AIM Capital Management, Inc. and Invesco
AIM Private Asset Management, Inc.; and Treasurer, Invesco
Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund
Trust II, Invesco India Exchange-Traded Fund Trust and Invesco
Actively Managed Exchange-Traded Fund Trust

Russell C. Burk – 1958	Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds
Jeffrey H. Kupor – 1968	Senior Vice President, Chief Legal Officer and Secretary	2018
Head of Legal of the Americas, Invesco Ltd.; Senior Vice
President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as
Invesco AIM Distributors, Inc.); Vice President and Secretary,
Invesco Investment Services, Inc. (formerly known as Invesco
AIM Investment Services, Inc.) Senior Vice President, Chief Legal
Officer and Secretary, The Invesco Funds; Secretary and General
Counsel, Invesco Investment Advisers LLC (formerly known as
Van Kampen Asset Management); Secretary and General
Counsel, Invesco Capital Markets, Inc. (formerly known as Van
Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-
Traded Fund Trust, Invesco Exchange-Traded Fund Trust II,
Invesco India Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco
Indexing LLC; Secretary, W.L. Ross & Co., LLC; Secretary and
Vice President, Harbourview Asset Management Corporation;
Secretary and Vice President, OppenheimerFunds, Inc. and
Invesco Managed Accounts, LLC; Secretary and Senior Vice
President, OFI Global Institutional, Inc.; Secretary and Vice

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years

President, OFI SteelPath, Inc.; Secretary and Vice President,
Oppenheimer Acquisition Corp.; Secretary and Vice President,
Shareholder Services, Inc.; Secretary and Vice President, Trinity
Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.;
Secretary and Vice President, Jemstep, Inc.; Head of Legal,
Worldwide Institutional, Invesco Ltd.; Secretary and General
Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice
President, Secretary and General Counsel, Invesco Management
Group, Inc. (formerly known as Invesco AIM Management Group,
Inc.); Assistant Secretary, INVESCO Asset Management
(Bermuda) Ltd.; Secretary and General Counsel, Invesco Private
Capital, Inc.; Assistant Secretary and General Counsel, INVESCO
Realty, Inc.; Secretary and General Counsel, Invesco Senior
Secured Management, Inc.; and Secretary, Sovereign G./P.
Holdings Inc.

Andrew R. Schlossberg – 1974	Senior Vice President	2019
Head of the Americas and Senior Managing Director, Invesco
Ltd.; Director and Senior Vice President, Invesco Advisers, Inc.
(formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment
Services, Inc. (formerly known as Invesco AIM Investment
Services, Inc.) (registered transfer agent); Senior Vice President,
The Invesco Funds; Director, Invesco Investment Advisers LLC
(formerly known as Van Kampen Asset Management); Director,
President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief
Executive, Invesco Asset Management Limited and Invesco Fund
Managers Limited; Assistant Vice President, The Invesco Funds;
Senior Vice President, Invesco Advisers, Inc. (formerly known as
Invesco Institutional (N.A.), Inc.) (registered investment adviser);
Director and Chief Executive, Invesco Administration Services
Limited and Invesco Global Investment Funds Limited; Director,
Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President,
Invesco Actively Managed Exchange-Traded Commodity Fund
Trust, Invesco Actively Managed Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded
Fund Trust II and Invesco India Exchange-Traded Fund Trust;
Managing Director and Principal Executive Officer, Invesco
Capital Management LLC

John M. Zerr – 1962	Senior Vice President	2006
Chief Operating Officer of the Americas; Senior Vice President,
Invesco Advisers, Inc. (formerly known as Invesco Institutional
(N.A.), Inc.) (registered investment adviser); Senior Vice
President, Invesco Distributors, Inc. (formerly known as Invesco
AIM Distributors, Inc.); Director and Vice President, Invesco
Investment Services, Inc. (formerly known as Invesco AIM
Investment Services, Inc.) Senior Vice President, The Invesco
Funds; Managing Director, Invesco Capital Management LLC;
Director, Invesco Investment Advisers LLC (formerly known as
Van Kampen Asset Management); Senior Vice President, Invesco
Capital Markets, Inc. (formerly known as Van Kampen Funds
Inc.); Manager, Invesco Indexing LLC; Manager, Invesco
Specialized Products, LLC; Director and Senior Vice President,
Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds
Advisory Board; Director, President and Chief Executive Officer,
Invesco Corporate Class Inc. (corporate mutual fund company);
and Director, Chairman, President and Chief Executive Officer,
Invesco Canada Ltd. (formerly known as Invesco Trimark

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years

Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President,
Invesco Global Direct Real Estate Feeder GP Ltd.; President,
Invesco IP Holdings (Canada) Ltd; President, Invesco Global
Direct Real Estate GP Ltd.; President, Invesco Financial Services
Ltd. / Services Financiers Invesco Ltée; and President, Trimark
Investments Ltd./Placements Trimark Ltée

Formerly: Director and Senior Vice President, Invesco
Management Group, Inc. (formerly known as Invesco AIM
Management Group, Inc.); Secretary and General Counsel,
Invesco Management Group, Inc. (formerly known as Invesco AIM
Management Group, Inc.); Secretary, Invesco Investment
Services, Inc. (formerly known as Invesco AIM Investment
Services, Inc.); Chief Legal Officer and Secretary, The Invesco
Funds; Secretary and General Counsel, Invesco Investment
Advisers LLC (formerly known as Van Kampen Asset
Management); Secretary and General Counsel, Invesco Capital
Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief
Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-Traded Commodity
Fund Trust and Invesco Exchange-Traded Self-Indexed Fund
Trust; Secretary, Invesco Indexing LLC; Director, Secretary,
General Counsel and Senior Vice President, Van Kampen
Exchange Corp.; Director, Vice President and Secretary, IVZ
Distributors, Inc. (formerly known as INVESCO Distributors, Inc.);
Director and Vice President, INVESCO Funds Group, Inc.;
Director and Vice President, Van Kampen Advisors Inc.; Director,
Vice President, Secretary and General Counsel, Van Kampen
Investor Services Inc.; Director and Secretary, Invesco
Distributors, Inc. (formerly known as Invesco AIM Distributors,
Inc.); Director, Senior Vice President, General Counsel and
Secretary, Invesco AIM Advisers, Inc. and Van Kampen
Investments Inc.; Director, Vice President and Secretary, Fund
Management Company; Director, Senior Vice President,
Secretary, General Counsel and Vice President, Invesco AIM
Capital Management, Inc.; Chief Operating Officer and General
Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

Gregory G. McGreevey – 1962	Senior Vice President	2012
Senior Managing Director, Invesco Ltd.; Director, Chairman,
President, and Chief Executive Officer, Invesco Advisers, Inc.
(formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and
Invesco Senior Secured Management, Inc.; and Senior Vice
President, The Invesco Funds; and President, SNW Asset
Management Corporation and Invesco Managed Accounts, LLC;
Chairman and Director, Invesco Private Capital, Inc.; Chairman
and Director, INVESCO Private Capital Investments, Inc;. and
Chairman and Director, INVESCO Realty, Inc.

Formerly: Senior Vice President, Invesco Management Group,
Inc. and Invesco Advisers, Inc.; Assistant Vice President, The
Invesco Funds

Adrien Deberghes – 1967	Principal Financial Officer, Treasurer and Vice President	2020
Head of the Fund Office of the CFO and Fund Administration;
Principal Financial Officer, Treasurer and Vice President, The
Invesco Funds; Vice President, Invesco Exchange-Traded Fund
Trust, Invesco Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively Managed

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years

Exchange-Traded Fund Trust, Invesco Actively Managed
Exchange-Traded Commodity Fund Trust and Invesco Exchange-
Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity
Investments

Crissie M. Wisdom – 1969	Anti-Money Laundering Compliance Officer	2013
Anti-Money Laundering and OFAC Compliance Officer for Invesco
U.S. entities including: Invesco Advisers, Inc. and its affiliates,
Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco
Investment Services, Inc., The Invesco Funds, Invesco Capital
Management, LLC, Invesco Trust Company; OppenheimerFunds
Distributor, Inc., and Fraud Prevention Manager for Invesco
Investment Services, Inc.

Todd F. Kuehl – 1969	Chief Compliance Officer and Senior Vice President	2020
Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior
Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg
Mason (Mutual Funds); Chief Compliance Officer, Legg Mason
Private Portfolio Group (registered investment adviser)

Michael McMaster – 1962	Chief Tax Officer, Vice President and Assistant Treasurer	2020
Head of Global Fund Services Tax; Chief Tax Officer, Vice
President and Assistant Treasurer, The Invesco Funds; Assistant
Treasurer, Invesco Capital Management LLC, Assistant Treasurer
and Chief Tax Officer, Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-
Traded Fund Trust, Invesco Actively Managed Exchange-Traded
Fund Trust, Invesco Actively Managed Exchange-Traded
Commodity Fund Trust and Invesco Exchange-Traded Self-
Indexed Fund Trust; Assistant Treasurer, Invesco Specialized
Products, LLC

Formerly: Senior Vice President – Managing Director of Tax
Services, U.S. Bank Global Fund Services (GFS)

Trustee Ownership of Fund Shares as of December 31, 2020

Name of Trustee	Dollar Range of Equity Securities Per Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Invesco Funds
Interested Person
Martin L. Flanagan	Invesco Developing Markets Fund	Over $100,000
(Over $100,000)
Invesco Discovery Mid Cap Growth Fund
(Over $100,000)
Invesco Emerging Markets All Cap Fund
(Over $100,000)
Invesco Global Targeted Returns Fund
(Over $100,000)
Independent Trustees
Beth A. Brown	Invesco Fundamental Alternatives Fund	Over $100,000
(Over $100,000)
Jack M. Fields	Invesco Emerging Markets All Cap Fund	Over $100,000
($1 - $10,000)
Invesco Greater China Fund
($1 - $10,000)
Cynthia Hostetler	None	Over $100,000[2]

Eli Jones	Invesco Core Bond Fund	Over $100,000[2]
($10,001- $50,000)
Invesco Discovery Mid Cap Growth Fund
($50,001 - $100,000)
Elizabeth Krentzman	Invesco Emerging Markets Innovators Fund	Over $100,000
($10,001 - $50,000)
Invesco Global Infrastructure Fund
($10,001 - $50,000)
Anthony J. LaCava, Jr.	None	None[2]
Prema Mathai-Davis	None	Over $100,000[2]
Joel W. Motley	None	Over $100,000[2]
Teresa M. Ressel	Invesco Health Care Fund	Over $100,000
($50,001 - $100,000)
Ann Barnett Stern	None	Over $100,000[2]
Robert C. Troccoli	Invesco Balanced-Risk Allocation Fund	Over $100,000[2]
(Over $100,000)
Invesco Discovery Mid Cap Growth Fund
(Over $100,000)
Invesco Multi-Asst Income Fund
($50,001 - $100,000)
Daniel S. Vandivort	Invesco Balanced-Risk Commodity Strategy Fund	Over $100,000[2]
($10,001 - $50,000)

Name of Trustee	Dollar Range of Equity Securities Per Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Invesco Funds
Invesco Fundamental Alternatives Fund
(Over $100,000)
James D. Vaughn	Invesco Discovery Mid Cap Growth Fund	Over $100,000[2]
(Over $100,000)
Christopher L. Wilson	Invesco Balanced-Risk Allocation Fund	Over $100,000[2]
($10,001 - $50,000)
Invesco Core Bond Fund
($1 - $10,000)
Invesco Discovery Mid Cap Growth Fund
(Over $100,000)
Invesco Emerging Markets Innovators
(Over $100,000)
Invesco Global Infrastructure Fund
(Over $50,001 - $100,000)
2.
Includes total amount of compensation deferred by the trustees at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Invesco Funds.

APPENDIX D - TRUSTEE COMPENSATION TABLE
Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2020, unless otherwise noted. The information below also provides information regarding compensation paid to Russell Burk, the Fund's Senior Vice President and Senior Officer, and Robert Leveille, the Fund's Chief Compliance Officer, during the year ended December 31, 2020:

Trustee	Aggregate Compensation From the Trust(1)	Retirement Benefits Accrued by All Invesco Funds	Estimated Annual Benefits Upon Retirement(2)	Total Compensation From All Invesco Funds Paid to the Trustees(3)
Independent Trustees (4,5)
Beth A. Brown	$54,528	-	-	$401,978
Jack M. Fields	58,744	-	205,000	426,970
Cynthia Hostetler	58,792	-	-	436,324
Eli Jones	54,610	-	-	396,978
Elizabeth Krentzman	57,309	-	-	424,478
Anthony J. LaCava, Jr.	63,196	-	-	474,776
Prema Mathai-Davis	58,744	-	205,000	426,970
Joel W. Motley	53,405	-	-	391,978
Teresa M. Ressel	56,538	-	-	421,328
Ann Barnett Stern	57,743	-	-	414,178
Robert C. Troccoli	56,692	-	-	425,228
Daniel S. Vandivort	55,946	-	-	405,578
James D. Vaughn	56,820	-	-	412,728
Christopher L. Wilson	70,174	-	-	500,578

Officers
Russell Burk	146,871	-	-	N/A
Robert Leveille(6)	81,283	-	-	N/A
(1)
Amounts shown are based on the fiscal year ended October 31, 2020. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended October 31, 2020, including earnings, was $243,013. The table also provides the compensation paid by the Trust to certain Officers for the fiscal year ended October 31, 2020.
(2)
These amounts represent the estimated annual benefits payable by the Invesco Funds upon the trustees’ retirement and assumes each trustee serves until his or her normal retirement date. These amounts are not adjusted to reflect deemed investment appreciation or depreciation.
(3)
These amounts represent the compensation paid from all Invesco Funds to the individuals who serve as trustees. All trustees currently serve as trustee of 32 registered investment companies advised by Invesco.
(4)
On December 31, 2019, Mr. Raymond Sticker, Jr. retired. During the fiscal year ended October 31, 2020, compensation from the Trust for Mr. Stickel was $13,848.
(5)
On December 31, 2020, Mr. David Arch and Mr. Bruce Crockett retired. During the fiscal year ended October 31, 2020, compensation from the Trust for both Mr. Arch and Mr. Crockett was $155,082.
(6)
Mr. Todd Kuehl replaced Mr. Leveille as Chief Compliance Officer of the Trust effective May 1, 2020.
D-1

APPENDIX E - PROXY POLICY AND PROCEDURES
Invesco’s Policy Statement on Global Corporate Governance and Proxy Voting
The Adviser and each sub-adviser rely on this policy. In addition, Invesco Asset Management (Japan) Limited and Invesco Asset Management (India) Pvt. Ltd. have also adopted operating guidelines and procedures for proxy voting particular to each regional investment center. Such guidelines and procedures are attached hereto.

Invesco’s Policy Statement on Global
Corporate Governance and
Proxy Voting
Effective January 2021

I.
INTRODUCTION
Invesco Ltd. and its affiliated investment advisers (collectively, “Invesco”, the “Company”, “our” or “we”) has adopted and implemented this Policy Statement on Global Corporate Governance and Proxy Voting (“Policy”) which it believes describes policies and procedures reasonably designed to ensure that proxies are voted in the best interests of its clients. This Policy is intended to help Invesco’s clients understand our commitment to responsible investing and proxy voting, as well as the good governance principles that inform our approach to engagement and voting at shareholder meetings.
A. Our Commitment to Environmental, Social and Governance Investment Stewardship and Proxy Voting
Our commitment to environmental, social and governance (ESG) principles is a core element of our ambition to be the most client centric asset manager. We aspire to incorporate ESG considerations into all of our investment capabilities in the context of financial materiality and in the best interest of our clients. Our Global ESG team functions as a center of excellence, providing specialist insights on research, engagement, voting, integration, tools, and client and product solutions with investment teams implementing ESG approaches appropriate to asset class and investment style. Much of our work is rooted in fundamental research and frequent dialogue with companies.
Invesco views proxy voting as an integral part of its investment management responsibilities. The proxy voting process at Invesco focuses on protecting clients’ rights and promoting governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders. The voting decision lies with our portfolio managers and analysts with input and support from our Global ESG team and Proxy Operations functions. Our proprietary proxy voting platform (“PROXYintel”) facilitates implementation of voting decisions and rationales across global investment teams. Our good governance principles, governance structure and processes are designed to ensure that proxy votes are cast in accordance with clients’ best interests.
As a large active investor, Invesco is well placed to use our ESG expertise and beliefs to engage with portfolio companies in ways which drive corporate change that we believe will enhance shareholder value. We take our responsibility as active owners very seriously and see engagement as an opportunity to encourage continual improvement and ensure that our clients’ interests are represented and protected. Dialogue with portfolio companies is a core part of the investment process. Invesco may engage with investee companies to discuss environmental, social and governance issues throughout the year or on specific ballot items to be voted on.
Our passive strategies and certain other client accounts managed in accordance with fixed income, money market and index strategies (including exchange traded funds) will typically vote in line with the majority holder of the active-equity shares held by Invesco outside of those strategies. Invesco refers to this approach as “Majority Voting”. This process of Majority Voting ensures that our passive strategies benefit from the engagement and deep dialogue of our active investors, which Invesco believes benefits shareholders in passively-managed accounts. In the absence of overlap between the active and passive holders, the passive holders vote in line with our internally developed voting guidelines (as defined below). Portfolio managers and analysts for accounts employing Majority Voting retain full discretion to override Majority Voting and to vote the shares as they determine to be in the best interest of those accounts, absent certain types of conflicts of interest, which are discussed elsewhere in this Policy.
B. Applicability of Policy
Invesco may be granted by its clients the authority to vote the proxies of securities held in client portfolios. Invesco’s investment teams vote proxies on behalf of Invesco-sponsored funds and both fund and non-fund advisory clients that have explicitly granted Invesco authority in writing to vote proxies on their behalf. In the case of institutional or sub-advised clients, Invesco will vote the proxies in accordance with this Policy unless the client agreement specifies that the client retains the right to vote or has designated a named fiduciary to direct voting.

This Policy applies to all entities in Exhibit A. Due to regional or asset class specific considerations, there may be certain entities that have local proxy voting guidelines or policies and procedures that differ from this Policy. In the event that local policies and the Global Policy differ, the local policy will apply. These entities are also listed in Exhibit A and include proxy voting guidelines specific to; Invesco Asset Management (Japan) Limited, Invesco Asset Management (India) Pvt. Ltd, Invesco Taiwan Ltd and Invesco Capital Markets, Inc. for Invesco Unit Investment Trusts. In Europe, we comply with the Shareholder Rights Directive and publish our disclosures and voting practices in this regard.
II.
GLOBAL PROXY VOTING OPERATIONAL PROCEDURES
Invesco’s global proxy voting operational procedures are in place to implement the provisions of this Policy (the “Procedures”). At Invesco, proxy voting is conducted by our investment teams through PROXYintel. Our investment teams globally are supported by Invesco’s centralized team of ESG professionals and proxy voting specialists. Invesco’s Global ESG team oversees the proxy policy, operational procedures, inputs to analysis and research and leads the Global Invesco Proxy Advisory Committee (“Global IPAC”). Invesco’s global proxy administration team is responsible for operational implementation including vote execution oversight.
Invesco aims to vote all proxies where we have been granted voting authority in accordance with this Policy as implemented by the Procedures. Our portfolio managers and analysts review voting items based on their individual merits and retain full discretion on vote execution conducted through our proprietary proxy voting platform. Invesco may supplement its internal research with information from independent third-parties, such as proxy advisory firms.
A. Proprietary Proxy Voting Platform
Invesco’s proprietary proxy voting platform is supported by a dedicated team of internal proxy specialists. PROXYintel streamlines the proxy voting process by providing our investment teams globally with direct access to meeting information and proxies, external proxy research and ESG ratings, as well as related functions, such as management of conflicts of interest issues, significant votes, global reporting and record-keeping capabilities. Managing these processes internally, as opposed to relying on third parties, is designed to provide Invesco greater quality control, oversight and independence in the proxy administration process.
Historical proxy voting information is stored to build institutional knowledge across the Invesco complex with respect to individual companies and proxy issues. Certain investment teams also use PROXYintel to access third-party proxy research and ESG ratings.
Our proprietary systems facilitate internal control and oversight of the voting process. Invesco may choose to leverage this capability to automatically vote proxies based on its internally developed voting guidelines and in circumstances where Majority Voting applies.
B. Oversight of Voting Operations
Invesco’s Proxy Governance and Voting Manager provides oversight of the proxy voting verification processes facilitated by a dedicated proxy administration team which include; (i) the monthly global vote audit review of votes cast containing documented rationales of conflicts of interest votes, market and operational limitations; (ii) the quarterly sampling of proxy votes cast to determine that (a) Invesco is voting consistently with this Policy and (b) third-party proxy advisory firms’ methodologies in formulating the vote recommendation are consistent with their publicly disclosed guidelines; and (iii) quarterly review of rationales with the Global IPAC of occasions where a portfolio manager may take a position that may not be in accordance with Invesco’s good governance principles and our internally developed voting guidelines.
To the extent material errors are identified in the proxy voting process, such errors are reviewed and reported to, as appropriate, the Global Head of ESG, Global Proxy Governance and Voting Manager, legal and compliance, the Global IPAC and relevant boards and clients, where applicable. Invesco’s

Global Head of ESG and Proxy Governance and Voting Manager provide proxy voting updates and reporting to the Global IPAC, various boards and clients. Invesco’s proxy voting administration and operations are subject to periodic review by Internal Audit and Compliance groups.
C. Disclosures and Record Keeping
Unless otherwise required by local or regional requirements, Invesco maintains voting records in either electronic format or hard copy for at least 6 years. Invesco makes available its proxy voting records publicly in compliance with regulatory requirements and industry best practices in the regions below:
•
In accordance with the US Securities and Exchange Commission regulations, Invesco will file a record of all proxy voting activity for the prior 12 months ending June 30th for each U.S. registered fund. That filing is made on or before August 31st of each year. Each year, the proxy voting records are made available on Invesco’s website here. Moreover, and to the extent applicable, the U.S. Employee Retirement Income Security Act of 1974, as amended (“ERISA”), including Department of Labor regulations and guidance thereunder, provide that the named fiduciary generally should be able to review not only the investment manager's voting procedure with respect to plan-owned stock, but also to review the actions taken in individual proxy voting situations. In the case of institutional and sub-advised Clients, Clients may contact their client service representative to request information about how Invesco voted proxies on their behalf. Absent specific contractual guidelines, such requests may be made on a semi-annual basis.
•
In the UK and Europe, Invesco publicly discloses our proxy votes monthly in compliance with the UK Stewardship Code and for the European Shareholder Rights Directive annually here.
•
In Canada, Invesco publicly discloses our annual proxy votes each year here by August 31st, covering the 12-month period ending June 30th in compliance with the National Instrument 81-106 Investment Fund Continuous Disclosure.
•
In Japan, Invesco publicly discloses our proxy votes annually in compliance with the Japan Stewardship Code.
•
In India, Invesco publicly discloses our proxy votes quarterly in compliance with The Securities and Exchange Board of India (“SEBI”) Circular on stewardship code for all mutual funds and all categories of Alternative Investment Funds in relation to their investment in listed equities. SEBI has implemented principles on voting for Mutual Funds through circulars dated March 15, 2010 and March 24, 2014, which prescribed detailed mandatory requirements for Mutual Funds in India to disclose their voting policies and actual voting by Mutual Funds on different resolutions of investee companies.
•
In Hong Kong, Invesco Hong Kong Limited will provide proxy voting records upon request in compliance with the Securities and Futures Commission (“SFC”) Principles of Responsible Ownership.
•
In Taiwan, Invesco publicly discloses our proxy voting policy and proxy votes annually in compliance with Taiwan’s Stewardship Principles for Institutional Investors.
D. Global Invesco Proxy Advisory Committee
Guided by its philosophy that investment teams should manage proxy voting, Invesco has created the Global IPAC. The Global IPAC is an investments-driven committee comprised of representatives from various investment management teams globally, Invesco’s Global Head of ESG and chaired by its Global Proxy Governance and Voting Manager. The Global IPAC provides a forum for investment teams to monitor, understand and discuss key proxy issues and voting trends within the Invesco complex, to assist Invesco in meeting regulatory obligations, to review votes not aligned with our good governance principles and to consider conflicts of interest in the proxy voting process, all in accordance with this Policy.

In fulfilling its responsibilities, the Global IPAC meets as necessary, but no less than semi- annually, and has the following responsibilities and functions: (i) acts as a key liaison between the Global ESG team and local proxy voting practices to ensure compliance with this Policy; (ii) provides insight on market trends as it relates to stewardship practices; (iii) monitors proxy votes that present potential conflicts of interest; (iv) the Conflict of Interest sub-committee will make voting decisions on submissions made by portfolio managers on conflict of interest issues to override the Policy; and (v) reviews and provides input, at least annually, on this Policy and related internal procedures and recommends any changes to the Policy based on, but not limited to, Invesco’s experience, evolving industry practices, or developments in applicable laws or regulations.
In addition to the Global IPAC, for some clients, third parties (e.g., U.S. fund boards) provide oversight of the proxy voting process.
E. Market and Operational Limitations
In the great majority of instances, Invesco will vote proxies. However, in certain circumstances, Invesco may refrain from voting where the economic or other opportunity costs of voting exceeds any benefit to clients. Moreover, ERISA fiduciaries, in voting proxies or exercising other shareholder rights, must not subordinate the economic interests of plan participants and beneficiaries to unrelated objectives. These matters are left to the discretion of the relevant portfolio manager. Such circumstances could include, for example:
•
In some countries the exercise of voting rights imposes temporary transfer restrictions on the related securities (“share blocking”). Invesco generally refrains from voting proxies in share blocking countries unless Invesco determines that the benefit to the client(s) of voting a specific proxy outweighs the client’s temporary inability to sell the security.
•
Some companies require a representative to attend meetings in person to vote a proxy, additional documentation or the disclosure of beneficial owner details to vote. Invesco may determine that the costs of sending a representative, signing a power-of-attorney or submitting additional disclosures outweigh the benefit of voting a particular proxy.
•
Invesco may not receive proxy materials from the relevant fund or client custodian with sufficient time and information to make an informed independent voting decision.
•
Invesco held shares on the record date but has sold them prior to the meeting date.
In some non-U.S. jurisdictions, although Invesco uses reasonable efforts to vote a proxy, proxies may not be accepted or rejected due to changes in the agenda for a shareholder meeting for which Invesco does not have sufficient notice, a proxy voting service may not be offered by the custodian in the local market or due to operational issues experienced by third-parties involved in the process or by the issuer or sub-custodian. In addition, despite the best efforts of Invesco and its proxy voting agent, there may be instances where our votes may not be received or properly tabulated by an issuer or the issuer’s agent.
F. Securities Lending
Invesco’s funds may occasionally participate in a securities lending program. In circumstances where shares are on loan, the voting rights of those shares are transferred to the borrower. If the security in question is on loan as part of a securities lending program, Invesco may determine that the benefit to the client of voting a particular proxy outweighs the benefits of securities lending. In those instances, Invesco may determine to recall securities that are on loan prior to the meeting record date, so that we will be entitled to vote those shares. There may be instances where Invesco may be unable to recall shares or may choose not to recall shares. The relevant portfolio manager will make these determinations.
G. Conflicts of Interest

There may be occasions where voting proxies may present a perceived or actual conflict of interest between Invesco, as investment manager, and one or more of Invesco’s clients or vendors.
Firm-Level Conflicts of interest
A conflict of interest may exist if Invesco has a material business relationship with either the company soliciting a proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Such relationships may include, among others, a client relationship, serving as a vendor whose products / services are material or significant to Invesco, serving as a distributor of Invesco’s products, a significant research provider or broker to Invesco.
Invesco identifies potential conflicts of interest based on a variety of factors, including but not limited to the materiality of the relationship between the issuer or its affiliates to Invesco.
Invesco’s proxy administration team maintains a list of all such issuers for which a conflict of interest exists (“Global Conflicts List”). Material firm-level conflicts of interests are identified by individuals and groups within Invesco globally based on criteria established by the proxy administration team. The Global Conflicts List is updated periodically by the proxy administration team so as to seek to ensure an updated view is available when conducting conflicts checks.
Operating procedures and associated governance are designed to seek to ensure conflicts of interest are appropriately considered ahead of voting proxies. The Global IPAC Conflict of Interest Sub-committee maintains oversight of the process. Companies on the Global Conflicts List will be voted in line with the principles below as implemented by Invesco’s internally developed voting guidelines. To the extent a portfolio manager disagrees with the Policy, our processes and procedures seek to ensure justification and rationales are fully documented and presented to the Global IPAC Sub-committee for a majority vote of its members.
As an additional safeguard, persons from Invesco’s marketing, distribution and other customer- facing functions may not serve on the Global IPAC. For the avoidance of doubt, Invesco may not consider Invesco Ltd.’s pecuniary interest when voting proxies on behalf of clients. To avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by Invesco Ltd. that may be held in client accounts.
Personal Conflicts of Interest
A conflict also may exist where an Invesco employee has a known personal or business relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships. Under Invesco’s Global Code of Conduct, Invesco entities and individuals must act in the best interests of clients and must avoid any situation that gives rise to an actual or perceived conflict of interest.
All Invesco personnel with proxy voting responsibilities are required to report any known personal or business conflicts of interest regarding proxy issues with which they are involved. In such instances, the individual(s) with the conflict will be excluded from the decision-making process relating to such issues.
Voting Fund of Funds
There may be conflicts that can arise from Invesco voting on matters when shares of Invesco- sponsored funds are held by other Invesco funds or entities. The scenarios below set out how Invesco votes in these instances.
•
In the United States, as required by law, proportional voting applies.
•
Shares of an Invesco-sponsored fund held by other Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund, where required by law.
•
Shares of an unaffiliated registered fund held by one or more Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund where the thresholds are met as required by federal securities law or any exemption therefrom.
•
To the extent proportional voting is required by law, but not operationally possible, Invesco will not vote the shares.
•
For US fund of funds where proportional voting is not required by law, Invesco will still apply proportional voting. In the event this is not operationally possible, Invesco will vote in line with our internally developed voting guidelines (as defined below).
•
For non-US fund of funds Invesco will vote in line with our above-mentioned firm-level conflicts of interest process unless we have local policies in place as per Exhibit A.
H. Use of Third-Party Proxy Advisory Services
Invesco may supplement its internal research with information from independent third-parties, such as proxy advisory firms. Globally, Invesco leverages research from Institutional Shareholder Services Inc. (“ISS”) and Glass Lewis (“GL”). Invesco generally retains full and independent discretion with respect to proxy voting decisions.
ISS and GL both provide research reports, including vote recommendations, to Invesco and its portfolio managers and analysts. Invesco retains ISS to provide recommendations based on Invesco’s internally developed custom guidelines. Updates to previously issued proxy research reports may be provided to incorporate newly available information or additional disclosure provided by the issuer regarding a matter to be voted on, or to correct factual errors which may result in the issuance of revised proxy vote recommendations. Invesco’s proxy administration team may periodically monitor for these research alerts issued by ISS and GL that are shared with our investment teams. There may be instances where these updates may not be provided in a timely manner ahead of the vote deadline.
Invesco also retains ISS to assist with services that include receipt of proxy ballots, vote execution through PROXYintel and vote disclosure in Canada, the UK and Europe to meet regulatory reporting obligations.
As part of its fiduciary obligation to clients, Invesco performs extensive initial and ongoing due diligence on the proxy advisory firms it engages globally. This includes reviews of information regarding the capabilities of their research staff, methodologies for formulating voting recommendations, the adequacy and quality of personnel and technology, as applicable, and internal controls, policies and procedures, including those relating to possible conflicts of interest.
The proxy advisory firms Invesco engages globally complete an annual due diligence questionnaire submitted by Invesco, and Invesco conducts annual due diligence meetings in part to discuss their responses to the questionnaire. In addition, Invesco monitors and communicates with these firms and monitors their compliance with Invesco’s performance and policy standards. ISS and GL disclose conflicts to Invesco through a review of their policies, procedures and practices regarding potential conflicts of interests (including inherent internal conflicts) as well as disclosure of the work ISS and GL perform for corporate issuers and the payments they receive from such issuers. Invesco conducts semi-annual roundtables with external proxy and governance experts and our Global IPAC to ensure transparency, dialogue and engagement with the firms. These meetings provide Invesco with an opportunity to assess the firms’ capabilities, conflicts of interest and service levels, as well as provide investment professionals with direct insight into the advisory firms’ stances on key governance and proxy topics and their policy framework/methodologies.
Invesco’s compliance function completes a review of the System and Organizational Controls (“SOC”) Reports for each proxy advisory firm to ensure the related controls operated effectively to provide reasonable assurance.

In addition to ISS and GL, Invesco may use regional third-party research providers to access regionally specific research.
I. Review of Policy
The Global IPAC and Invesco’s Global ESG team, proxy administration team, compliance and legal teams annually communicate and review this Policy and our internally developed voting guidelines to seek to ensure that they remain consistent with clients’ best interests, regulatory requirements, governance trends and industry best practices. At least annually, this Policy and our internally developed voting guidelines are reviewed by various groups within Invesco to ensure that they remain consistent with Invesco’s views on best practice in corporate governance and long-term investment stewardship.
III.
OUR GOOD GOVERNANCE PRINCIPLES
Invesco’s good governance principles outline our views on best practice in corporate governance and long-term investment stewardship. These principles have been developed by our global investment teams in collaboration with the Global ESG team. The broad philosophy and guiding principles in this section inform our approach to investment stewardship and proxy voting. These principles are not intended to be exhaustive or prescriptive.
Our portfolio managers and analysts retain full discretion on vote execution except where otherwise specified in this Policy. The final voting decisions may incorporate the unique circumstances affecting companies, regional best practices and any dialogue we have had with company management. To the extent a portfolio manager chooses to vote a proxy in a way that is not aligned with the principles below, such manager’s rationales are fully documented.
The following guiding principles apply to operating companies. We apply a separate approach to investment companies and unit investment trusts. Where appropriate, these guidelines are supplemented by additional internal guidance that considers regional variations in best practices, disclosure and region-specific voting items.
The following are high-level governance principles that Invesco endorses:
A. Transparency
Investors require accurate, timely and complete information in order to make informed investment decisions and effectively carry out their stewardship obligations. Invesco supports the highest standards in corporate transparency, including but not limited to the following areas:
Financial reporting: Company accounts and reporting must accurately reflect the underlying economic position of a company. Arrangements that may constitute an actual or perceived conflict with this objective should be avoided.
•
We will generally vote against the incumbent audit committee chair, or nearest equivalent, where the non-audit fees paid to the independent auditor exceed audit fees for two consecutive years or other problematic accounting practices are identified such as fraud, misapplication of audit standards or persistent material weaknesses/deficiencies in internal controls over financial reporting.
•
We will generally not support the ratification of the independent auditor and/or ratification of their fees payable if non-audit fees exceed audit and audit related fees or there are significant auditing controversies or questions regarding the independence of the external auditor. We will consider an auditor’s length of service as a company’s independent auditor in applying this policy.
B. Accountability
Robust shareholder rights and strong board oversight help ensure that management adhere to the highest standards of ethical conduct, are held to account for poor performance and responsibly deliver value creation for stakeholders over the long-term. We therefore encourage companies to adopt governance features that ensure board and management accountability. In particular, we consider the following as key mechanisms for enhancing accountability to investors:
One share one vote: Voting rights are an important tool for investors to hold boards and management teams accountable. Unequal voting rights may limit the ability of investors to exercise their stewardship obligations.
•
We generally do not support proposals that establish or perpetuate dual classes of voting shares, double voting rights or other means of differentiated voting or disproportionate board nomination rights.
•
We generally support proposals to decommission differentiated voting rights.
•
Where unequal voting rights are established, we expect these to be accompanied by reasonable safeguards to protect minority shareholders’ interests.
Anti-takeover devices: Mechanisms designed to prevent or unduly delay takeover attempts may unduly limit the accountability of boards and management teams to shareholders.
•
We generally will not support proposals to adopt antitakeover devices such as poison pills. Exceptions may be warranted at entities without significant operations and to preserve the value of net operating losses carried forward or where the applicability of the pill is limited in scope and duration.
•
In addition, we will generally not support capital authorizations or amendments to corporate articles or bylaws at operating companies that may be utilized for antitakeover purposes, for example, the authorization of classes of shares of preferred stock with unspecified voting, dividend, conversion or other rights (“blank check” authorizations).
Shareholder rights: We support the rights of shareholders to hold boards and management teams accountable for company performance. We generally support best practice aligned proposals to enhance shareholder rights, including but not limited to the following:
•
Adoption of proxy access rights
•
Rights to call special meetings
•
Rights to act by written consent
•
Reduce supermajority vote requirements
•
Remove antitakeover provisions
•
Requirement that directors are elected by a majority vote
In addition, we oppose practices that limit shareholders’ ability to express their views at a general meeting such as bundling unrelated proposals or several significant article or bylaw amendments into a single voting item. We will generally vote against these proposals unless we are satisfied that all the underlying components are aligned with our views on best practice.
Director Indemnification: Invesco recognizes that individuals may be reluctant to serve as corporate directors if they are personally liable for all related lawsuits and legal costs. As a result, reasonable limitations on directors’ liability can benefit a company and its shareholders by helping to attract and retain qualified directors while preserving recourse for shareholders in the event of misconduct by directors. Accordingly, unless there is insufficient information to make a decision about the nature of the proposal, Invesco will generally support proposals to limit directors’ liability and provide indemnification and/or exculpation, provided that the arrangements are reasonably limited in scope to directors acting in good faith and, in relation to criminal matters, limited in scope to directors having reasonable grounds for believing the conduct was lawful.

Responsiveness: Boards should respond to investor concerns in a timely fashion, including reasonable requests to engage with company representatives regarding such concerns, and address matters that receive significant voting dissent at general meetings of shareholders.
•
We will generally vote against the lead independent director and/or the incumbent chair of the governance committee, or nearest equivalent, in cases where the board has not adequately responded to items receiving significant voting opposition from shareholders at an annual or extraordinary general meeting.
•
We will generally vote against the lead independent director and/or incumbent chair of the governance committee, or nearest equivalent, where the board has not adequately responded to a shareholder proposal which has received significant support from shareholders.
•
We will generally vote against the incumbent chair of the compensation committee if there are significant ongoing concerns with a company’s compensation practices that have not been addressed by the committee or egregious concerns with the company’s compensation practices for two years consecutively.
•
In addition, we will generally vote against the incumbent compensation committee chair where there are ongoing concerns with a company’s compensation practices and there is no opportunity to express dissatisfaction by voting against an advisory vote on executive compensation, remuneration report (or policy) or nearest equivalent.
C. Board Composition
Annual director elections: Board members should generally stand for election annually and individually.
•
We will generally support proposals requesting that directors stand for election annually.
•
We will generally vote against the incumbent governance committee chair or lead independent director if a company has a declassified board structure that is not being phased out. This policy will not apply in regions where market practice is for directors to stand for election on a staggered basis or for boards that do not oversee significant commercial operations.
•
When a board is presented for election as a slate (i.e., shareholders are unable to vote against individual nominees and must vote for or against the entire nominated slate of directors) and this approach is not aligned with local market practice, we will generally vote against the slate in cases where we otherwise would vote against an individual nominee.
•
Where market practice is to elect directors as a slate we will generally support the nominated slate unless there are governance concerns with several of the individuals included on the slate or we have broad concerns with the composition of the board such as a lack independence.
Board size: We will generally defer to the board with respect to determining the optimal number of board members, provided that the proposed board size is sufficiently large to represent shareholder interests and sufficiently limited to remain effective.
Definition of independence: Invesco considers local market definitions of director independence but applies a proprietary standard for assessing director independence considering a director’s status as a current or former employee of the business, any commercial or consulting relationships with the company, the level of shares beneficially owned or represented and familial relationships, among others.
Board and committee independence: The board of directors, board committees and regional equivalents should be sufficiently independent from management, substantial shareholders and conflicts of interest. We consider local market practices in this regard and in general we look for a balance across the board of directors. Above all, we like to see signs of robust challenge and discussion in the boardroom.
•
We will generally vote against one or more non-independent directors when a board is less than majority independent, but we will take into account local market practice with regards to board independence in limited circumstances where this standard is not appropriate.
•
We will generally vote against non-independent directors serving on the audit committee.
•
We will generally vote against non-independent directors serving on the compensation committee.
•
We will generally vote against non-independent directors serving on the nominating committee.
•
In relation to the board, compensation committee and nominating committee we will consider the appropriateness of significant shareholder representation in applying this policy. This exception will generally not apply to the audit committee.
Separation of Chair and CEO roles: We believe that independent board leadership generally enhances management accountability to investors. Companies deviating from this best practice should provide a strong justification and establish safeguards to ensure that there is independent oversight of a board’s activities (e.g., by appointing a lead or senior independent director with clearly defined powers and responsibilities).
•
We will generally vote against the incumbent nominating committee chair where the board chair is not independent unless a lead independent or senior director is appointed.
•
We will generally support shareholder proposals requesting that the board chair be an independent director.
•
We will generally not vote against a CEO or executive serving as board chair solely on the basis of this issue, however, we may do so in instances where we have significant concerns regarding a company’s corporate governance, capital allocation decisions and/or compensation practices.
Attendance and over boarding: Directors serving on the board should attend at least 75% of their board and committee meetings, where applicable. In addition, directors should not have excessive external board or managerial commitments that may interfere with their ability to execute the duties of a director.
•
We will generally vote against directors who do not attend 75% of their meetings unless there are extenuating circumstances such as health matters or family emergencies.
•
We will generally vote against directors who have more than four total mandates at public operating companies. We apply a lower threshold for directors with significant commitments such as executive positions and chairmanships.
Diversity: We encourage companies to continue to evolve diversity and inclusion practices. Boards should be comprised of directors with a variety of relevant skills and industry expertise together with a diverse profile of individuals of different genders, ethnicities, skills, tenures and backgrounds in order to provide robust challenge and debate. We consider diversity at the board level, within the executive management team and in the succession pipeline.
•
We will generally vote against the incumbent nominating committee chair of a board where women constitute less than two board members or 25% of the board, whichever is lower, for two or more consecutive years, unless incremental improvements are being made to diversity practices.
•
In addition, we will consider a company’s performance on broader types of diversity which may include diversity of skills, non-executive director tenure, ethnicity or other factors where appropriate and reasonably determinable. We will generally vote against the incumbent nominating committee chair if there are multiple concerns on diversity issues.
•
We generally believe that an individual board’s nominating committee is best positioned to determine whether director term limits would be an appropriate measure to help achieve these goals and, if so, the nature of such limits. Invesco generally opposes proposals to limit the tenure of outside directors through mandatory retirement ages.
D. Long Term Stewardship of Capital
Capital allocation: Invesco expects companies to responsibly raise and deploy capital towards the long-term, sustainable success of the business. In addition, we expect capital allocation authorizations and decisions to be made with due regard to shareholder dilution, rights of shareholders to ratify significant corporate actions and pre-emptive rights, where applicable.
Share issuance and repurchase authorizations: We generally support authorizations to issue shares up to 20% of a company’s issued share capital for general corporate purposes. Shares should not be issued at a substantial discount to the market price or be repurchased at a substantial premium to the market price.
Stock splits: We generally support management proposals to implement a forward or reverse stock split, provided that a reverse stock split is not being used to take a company private. In addition, we will generally support requests to increase a company’s common stock authorization if requested in order to facilitate a stock split.
Increases in authorized share capital: We will generally support proposals to increase a company’s number of authorized common and/or preferred shares, provided we have not identified concerns regarding a company’s historical share issuance activity or the potential to use these authorizations for antitakeover purposes. We will consider the amount of the request in relation to the company’s current authorized share capital, any proposed corporate transactions contingent on approval of these requests and the cumulative impact on a company’s authorized share capital, for example, if a reverse stock split is concurrently submitted for shareholder consideration.
Mergers, acquisitions, proxy contests, disposals and other corporate transactions: Invesco’s investment teams will review proposed corporate transactions including mergers, acquisitions, reorganizations, proxy contests, private placements, dissolutions and divestitures based on a proposal’s individual investment merits. In addition, we broadly approach voting on other corporate transactions as follows:
•
We will generally support proposals to approve different types of restructurings that provide the necessary financing to save the company from involuntary bankruptcy.
•
We will generally support proposals to enact corporate name changes and other proposals related to corporate transactions that we believe are in shareholders’ best interests.
•
We will generally support reincorporation proposals, provided that management have provided a compelling rationale for the change in legal jurisdiction and provided further that the proposal will not significantly adversely impact shareholders’ rights.
•
With respect to contested director elections, we consider the following factors, among others, when evaluating the merits of each list of nominees: the long term performance of the company relative to its industry, management’s track record, any relevant background information related to the contest, the qualifications of the respective lists of director nominees, the strategic merits of the approaches proposed by both sides including the likelihood that the proposed goals can be met, positions of stock ownership in the company.
E. Environmental, Social and Governance Risk Oversight
Director responsibility for risk oversight: The board of directors are ultimately responsible for overseeing management and ensuring that proper governance, oversight and control mechanisms are in place at the companies they oversee. Invesco may take voting action against director nominees in response to material governance or risk oversight failures that adversely affect shareholder value.

Invesco considers the adequacy of a company's response to material oversight failures when determining whether any voting action is warranted. In addition, Invesco will consider the responsibilities delegated to board subcommittees when determining if it is appropriate to hold certain director nominees accountable for these material failures.
Material governance or risk oversight failures at a company may include, without limitation:
i. significant bribery, corruption or ethics violations;
ii. events causing significant environmental degradation;
iii. significant health and safety incidents; or
iv. failure to ensure the protection of human rights.
Reporting of financially material ESG information: Companies should report on their environmental, social and governance opportunities and risks where material to their business operations.
•
Where Invesco finds significant gaps in terms of management and disclosure of environmental, social and governance risk policies, we will generally vote against the annual reporting and accounts or an equivalent resolution.
Shareholder proposals addressing environmental and social risks: Invesco may support shareholder resolutions requesting that specific actions be taken to address environmental and social issues or mitigate exposure to material environmental and social risks, including reputational risk, related to these issues. When considering such proposals, we will consider a company's track record managing these risks, the efficacy of the proposal's request and whether the requested action is unduly burdensome.
•
We generally do not support resolutions where insufficient information has been provided in advance of the vote or a lack of disclosure inhibits our ability to make fully informed voting decisions.
•
We will generally support shareholder resolutions requesting that companies provide additional information on material environmental, social and governance risks facing their businesses, provided that such requests are not unduly burdensome or duplicative with a company’s existing reporting. These may include but are not limited to the following: gender pay gap reporting requests, political contributions and lobbying disclosure, information on data security, privacy, and internet practices, and reporting on climate change risks.
Ratification of board and/or management acts: We will generally support proposals to ratify the actions of the board of directors, supervisory board and/or executive decision-making bodies, provided there are no material oversight failures as described above. When such oversight concerns are identified, we will consider a company’s response to any issues raised and may vote against ratification proposals instead of, or in addition to, director nominees.
F. Executive Compensation and Alignment
Invesco supports compensation polices and equity incentive plans that promote alignment between management incentives and shareholders’ long-term interests. We pay close attention to local market practice and may apply stricter or modified criteria where appropriate.
Advisory votes on executive compensation, remuneration policy and remuneration reports: We will generally not support compensation related proposals where more than one of the following is present:
i. there is an unmitigated misalignment between executive pay and company performance for at least two consecutive years;
ii. there are problematic compensation practices which may include among others incentivizing excessive risk taking or circumventing alignment between management and shareholders’ interests via repricing of underwater options;

iii. vesting periods for long term incentive awards are less than three years;
iv. the company “front loads” equity awards;
v. there are inadequate risk mitigating features in the program such as clawback provisions;
vi. excessive, discretionary one-time equity grants are awarded to executives;
vii. less than half of variable pay is linked to performance targets, except where prohibited by law.
Invesco will consider company reporting on pay ratios as part of our evaluation of compensation proposals, where relevant.
Equity plans: Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features which may include provisions to reprice options without shareholder approval, plans that include evergreen provisions or plans that provide for automatic accelerated vesting upon a change in control.
Employee stock purchase plans: We generally support employee stock purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock represents a reasonable discount from the market price.
Severance Arrangements: Invesco considers proposed severance arrangements (sometimes known as “golden parachute” arrangements) on a case-by-case basis due to the wide variety among their terms. Invesco acknowledges that in some cases such arrangements, if reasonable, may be in shareholders’ best interests as a method of attracting and retaining high quality executive talent. We generally vote in favor of proposals requiring shareholder ratification of senior executives’ severance agreements where the proposed terms and disclosure align with good market practice.

Exhibit A
Invesco Advisers, Inc.
Invesco Asset Management (India) Pvt. Ltd*1
Invesco Asset Management (Japan) Limited*1
Invesco Asset Management (Schweiz) AG
Invesco Asset Management Deutschland GmbH
Invesco Asset Management Limited1
Invesco Asset Management Singapore Ltd
Invesco Asset Management Spain
Invesco Australia Ltd
Invesco Canada Ltd.1
Invesco Capital Management LLC
Invesco Capital Markets, Inc.*1
Invesco Hong Kong Limited
Invesco Investment Advisers LLC
Invesco Investment Management (Shanghai) Limited
Invesco Investment Management Limited
Invesco Managed Accounts, LLC
Invesco Management S.A
Invesco Overseas Investment Fund Management (Shanghai) Limited
Invesco Pensions Limited
Invesco Private Capital, Inc.
Invesco Real Estate Management S.a.r.l1
Invesco Senior Secured Management, Inc.
Invesco Taiwan Ltd*1
Invesco Trust Company
Oppenheimer Funds, Inc.
WL Ross & Co. LLC
* Invesco entities with specific proxy voting guidelines
1 Invesco entities with specific conflicts of interest policies

Proxy Voting Guidelines
for
Invesco Asset Management (Japan) Limited

Basic Policy on Proxy Voting
We vote proxies for the purpose of seeking to maximize the interests of our clients (investors) and beneficiaries over time, acknowledging the importance of corporate governance, based on fiduciary duties to our clients (investors) and beneficiaries. We do not vote proxies for the interests of ourselves and any third party other than clients (investors) and beneficiaries. The interests of clients (investors) and beneficiaries is to expand the corporate value or the economic interest of shareholders or the preventing of damage thereto.　. Proxy voting is an integral part of our stewardship activities and we make voting decisions considering whether or not the proposal would contribute to the corporate value expansion and sustainable growth.
In order to vote proxies adequately we have established the Responsible Investment Committee and developed these Proxy Voting Guidelines to oversee control of the decision making process concerning proxy voting. While we may seek advice from an external service provider based on our own guidelines, our investment professionals make voting decisions in principle, based on our proxy voting guidelines, taking into account whether or not they contribute to shareholder value enhancement of the subject company.
Responsible proxy voting and constructive dialogue with investee companies are important components of stewardship activities. While the proxy voting guidelines are principles for our making voting decisions, depending on the proposals, we may make special decisions to maximize the interests of clients (investors) and beneficiaries, through the establishment of constructive dialogue with the investee companies. In such case, approval of the Responsible Investment Committee shall be obtained.
The Responsible Investment Committee is consisted of members including Director in charge of the Investment Division as the chair, Head of Compliance, Responsible Investment Officer, investment professionals nominated by the chair and persons in charge at the Client Reporting Department.
We have developed the Conflict of Interest Control Policy and, even in the situation where any conflict of interest is likely to arise, we work to control conflict of interest to protect the interests of clients (investors) and beneficiaries. The Compliance Department is responsible for overseeing company-wide control of conflict of interest. The Compliance Department is independent from investment and marketing divisions, and shall not receive any command or order with respect to the matters concerning compliance with the laws and regulations including the matters concerning conflict of interest from investment and marketing divisions.
Proxy Voting Guidelines
1. Profit Allocation and Dividends
We decide how to vote on the proposals seeking approval for profit allocation and dividends, taking into account the financial conditions and business performance of the subject company, and the economic interest of shareholders, etc.
•
Taking into account the status of capital adequacy and business strategies, etc. of the subject company, if the total payout ratio including dividends and share buybacks is significantly low, we consider to vote against the proposals, unless reasonable explanation is given by the company.
With respect to the company where profit allocation is determined by the board of directors, taking into account the status of capital adequacy and business strategies, etc. of the subject company, if the total payout ratio including dividends and share buybacks is significantly low, we consider to vote against reelection of directors, unless reasonable explanation is given by the company.
•
Taking into account the status of capital adequacy and business strategies, etc. of the subject company, if the total payout ratio including dividends and share buybacks is significantly low, we consider to vote for the shareholder proposals that require more payout to shareholders.
2. Election of Directors
We decide how to vote on the proposals concerning election of directors, taking into account independence, competence and existence of anti-social acts of director candidates, etc. We decide how to vote on reelection of director candidates, taking into account their approach to corporate governance and accountability during their tenure, business performance of the company and existence of anti-social acts of the company, etc. in addition to the above factors.
Directors should make efforts to continuously gain knowledge and skills from time to time to fulfill the important role and responsibilities in governance of the subject company. Companies are also required to provide sufficient opportunities of such training.
Independent outside directors are expected to play a significant role such as to secure the interest of minority shareholders through activities based on their insights to increase the corporate value of the subject company. It is desirable to enhance the board's governance function with independent outside directors accounting for the majority of the board. However, given the challenge to secure competent candidates, we also recognize that, under the current conditions, it is difficult for all the companies, irrespective of their size, to deploy a majority of the board with independent outside directors.
(1)
Independence
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We generally vote for election of outside directors; provided, however, that we generally vote against the candidate who is not regarded as independent from the subject company. With respect to independence, it is desirable that the subject company discloses numerical standard which should support our decision.
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We view following candidates for outside directors are not enough independent;
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Candidates who have been working for following companies during the last 10 years or relatives of those people.
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The subject company
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Subsidiary of the subject company
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Parent of the subject company
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Candidates who have been working for following companies during the last five years or relatives of those people.
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Shareholders who own more than 10% of the subject company
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Principal loan lender
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Principal securities broker
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Major business relationship
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Auditor of the subject company
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Audit companies, consulting companies or any related service providers which have any consulting contracts with the subject company
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Any other counterparts which have any interests in the subject company
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We further scrutinize the independence of candidates who are regarded as not independent enough, even though those are not categorized the case listed above.
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We carefully consider the independence of the candidates who are regarded as being in the cross-share-holding relationship, or the relationship in which companies are sending outside directors each other. We expect that the company should disclose the detail information related to the independence of those candidates reasonably, to enable investors to understand those relationships enough, both in terms of the disclosure timing and method.
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We judge independence based on the independence criteria stipulated by the stock exchange, with focus on whether independence is substantially secured. We consider each company’s business surroundings and make best effort to have constructive dialogue with the subject company to understand the independence of the candidates.
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We regard the outside director with significantly long tenure as non-independent, and vote against reelection of such outside director. We generally consider voting against the candidate whose tenure is longer than 10 years.
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In the case where the subject company is the company with a board with audit committee structure, we judge independence of outside director candidates who become members of the audit committee based on the same independence criteria for election of statutory auditors in principle.
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In the case where the subject company is the company with a three committee board structure or the company with a board with audit committee structure, we generally consider to vote against the director candidates who are top executives of the subject company, if independent outside directors of the subject company account for less than 1/3 of the board after the shareholders meeting.
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In the case where the subject company is the company with a statutory auditor structure, we generally vote against the director candidates who are top executives, unless there are at least two outside directors who are independent from the subject company after the shareholders meeting.
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In the case where the subject company has a parent company, we generally consider voting against the director candidates who are top executives of the subject company, if outside directors who are independent from the subject company account for less than half of the board after the shareholders meeting.
(2)
Attendance rate and concurrent duties
•
All members are expected to attend the board meetings and each committee in principle, and companies are generally obligated to facilitate all members to attend meetings. We generally vote against reelection of the director candidate who attended less than 75% of the board meetings or the respective committee.
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We take into account not only the number of attendance but reasons for nomination and substantial contribution, if disclosed.
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We carefully consider the quality of the candidates who have many concurrent duties as outside directors or outside auditors of listed companies, given that outside directors/auditors are expected to make an important contribution to the board discussion. The company which nominates the candidates who have many concurrent duties should explain the reasonable background and eligibility for such nomination and make best effort to enable investors to understand them enough, both in terms of the disclosure timing and method.
(3)
Business performance of the company
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We consider voting against reelection of director candidates, if the subject company made a loss for the three-consecutive year during their tenure.
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We consider voting against reelection of director candidates, if it is judged that the business performance of the subject company is significantly behind peers in the same industry during their tenure.
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We consider voting against the directors who are top executives, if business strategies that enable the corporate value enhancement and sustainable growth are not demonstrated and no constructive dialogue is conducted, with respect to capital efficiency including return on capital.
(4)
Anti-social acts of the company
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If it is judged that there has been any corporate scandal that has significant social effects and has impaired, or is likely to impair, the shareholder value during the tenure, we shall conduct sufficient dialogue with the subject company on the background and subsequent resolutions of the scandal. Based on the dialogue and taking into account impact on the shareholder value, we decide how to vote on reelection of the director candidates who are top executives, directors in charge of those cases and members of the audit committee or the similar committee.
•
With respect to domestic scandals, if the company has received administrative disposition on cartel or bid-rigging, we consider voting against reelection of the director candidates who are top executives, directors in charge and members of the audit committee or the similar committee, at the time when the disposition is determined by the Fair Trade Commission, etc. If the final disposition is subsequently determined on appeal or complaint, we do not vote against reelection again at such time. We decide case-by-case with respect to an order for compensation in a civil case or disposition by the Consumer Affairs Agency and administrative disposition imposed overseas.
•
With respect to administrative disposition imposed on a subsidiary or affiliate, if the subsidiary or affiliate is unlisted, we consider voting against reelection of the director candidates who are top executives, directors in charge and members of the audit committee or the similar committee of the holding company or the parent company. If the subsidiary or affiliate is listed, we consider to vote against reelection of the director candidates who are top executives, directors in charge and members of the audit committee or the similar committee of the subsidiary or affiliate and the parent company; provided, however, that we decide case-by-case depending on importance of the disposition on the subsidiary or affiliate, its impact on business performance of the holding company or parent company.
•
With respect to a scandal of an individual employee, if such scandal has impaired, or is likely to impair the shareholder value, and it is judged that the subject company should assume responsibility as a manager, we consider to vote against reelection of the director candidates who are top executives, directors in charge and members of the audit committee or the similar committee.
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We consider voting against reelection of director candidates, if the subject company has committed window-dressing and inadequate accounting activities during their tenure.
(5)
Acts against the interest of shareholders
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If the company has increased capital through a third-party allotment that is excessively dilutive without resolution by the shareholders meeting, we consider to vote against reelection of director candidates, particularly the director candidates who are top executives.
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If the company has increased capital through a large-scale public offering without reasonable explanation, we consider voting against reelection of director candidates, particularly the director candidates who are top executives.
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If the shareholder proposal that is judged desirable for minority shareholders has received the majority support, but the company does not implement such proposal or make the similar proposal as the company proposal at the shareholders meeting in the following year, we consider voting against the director candidates who are top executives.
(6)
Other
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If information of a director candidate is not fully disclosed, we generally vote against such director candidate.
3. Composition of Board of Directors, etc.
Depending on the size of companies, etc., we believe that a three-committee board structure is desirable to achieve better governance as a listed company. Even for a company with a statutory auditor structure or a company with a board with audit committee, it is also desirable to voluntarily deploy the nomination committee, compensation committee and other necessary committees. It is also desirable that the chair of the board of directors is an independent outside director. We believe that composition of the highly transparent board of directors secures transparency of the management and contributes to a persistent increase in the enterprise value. It is also desirable that the third-party assessment of the board of directors is disclosed.
We are concerned about the retired director assuming a consulting, advisory or other similar position which is likely to have negative impact on greater transparency and decision making of the board of directors. If such position or a person assuming such position exists, it is desirable that its existence, expected role and effects or compensation and other treatment for such position are fully disclosed.
(1)
Number of members and change in constituents of the board of directors
•
We decide how to vote on the proposals concerning the number of members and change in constituents of the board of directors, by comparing with the current structure and taking into account impact on the subject company and the economic interest of shareholders.
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Number of the board member should be well optimized to make the right management decision at the right timing. We may take into consideration each company’s business situation and business scale; however we generally consider to vote against the director candidates who are top executives, in the case that the number of board member exceeds 20 and is not decreased from the previous shareholder’s meeting and also the reason for such case is not enough disclosed and reasonably explained.
•
We generally vote against the director candidates who are top executives in the case that the percentage of outside directors declines substantially through the decrease of outside directors or the increase of internal directors.
(2)
Procedures for election of directors, scope of responsibilities of directors, etc.
•
We decide how to vote on the proposals concerning a change in procedures for election of directors, by comparing with the current procedures and taking into account reasonableness of such change, etc.
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We generally vote against the proposals that reduce responsibility of directors for monetary damages due to their breach of duty of care of a prudent manager.
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Responsibilities of the board of directors include proper supervision over the succession plan for top executives. The nomination committee at the company with a three-committee board structure, or the nomination committee that should be voluntarily deployed by the company with a different structure, should provide proper supervision over fostering and election of successors with secured transparency. It is desirable that an independent outside director serves as the chair of the nomination committee. If the process is judged to significantly lack transparency and reasonableness, we consider to vote against the director candidates who are top executives.
4. Election of Statutory Auditors
We decide how to vote on the proposals concerning election of statutory auditors, taking into account independence, competence and existence of anti-social acts of auditor candidates, etc. We decide how to vote on reelection of statutory auditor candidates, taking into account their approach to corporate governance and accountability during their tenure, existence of anti-social acts of the company, etc. in addition to the above factors.
Statutory auditors and directors who are members of the audit committee or the similar committee are required to have deep specialized knowledge of accounting and laws and regulations, and should make efforts to continuously gain knowledge and skills from time to time to fulfill the important role and responsibilities in governance of the subject company. Companies are also required to provide sufficient opportunities of such training.

(1)
Independence
•
We generally vote against non-independent outside statutory auditors.
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The person who has no relationship with the subject company other than being elected as a statutory auditor is regarded as independent.
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We regard the outside statutory auditor with significantly long tenure as non-independent, and vote against reelection of such outside statutory auditor. We generally consider to vote against the candidate whose tenure is longer than 10 years.
(2)
Attendance rate and concurrent duties
•
All statutory auditors are expected to attend meetings of the board of directors or the board of statutory auditors in principle, and companies are generally obligated to facilitate all statutory auditors to attend meetings. We generally vote against reelection of the statutory auditor candidate who attended less than 75% of meetings of the board of directors or the board of statutory auditors.
•
We take into account not only the number of attendance but reasons for nomination and substantial contribution, if disclosed.
•
We carefully consider the quality of the candidates who have many concurrent duties as outside directors or outside auditors of listed companies, given that outside directors/auditors are expected to make an important contribution to the board discussion. The company which nominate the candidates who have many concurrent duties should explain the reasonable background and eligibility for such nomination and make best effort to enable investors to understand them enough, both in terms of the disclosure timing and method.
(3)
Accountability
•
If there are material concerns about the provided auditor report or auditing procedures, or if the matters to be disclosed are not fully disclosed, we vote against reelection of statutory auditor candidates.
(4)
Anti-social acts of the company
•
If it is judged that there has been any corporate scandal that has significant social effects and has impaired, or is likely to impair, the shareholder value during the tenure, we shall conduct sufficient engagement with the subject company on the background and subsequent resolutions of the scandal. Based on the engagement and taking into account impact on the shareholder value, we decide how to vote on reelection of statutory auditor candidates.
•
With respect to domestic scandals, if the company has received administrative disposition on cartel or bid-rigging, we consider to vote against reelection of statutory auditor candidates, at the time when the disposition is determined by the Fair Trade Commission, etc. If the final disposition is subsequently determined on appeal or complaint, we do not vote against reelection again at such time. We decide case-by-case with respect to an order for compensation in a civil case or disposition by the Consumer Affairs Agency and administrative disposition imposed overseas.
•
With respect to administrative disposition imposed on a subsidiary or affiliate, if the subsidiary or affiliate is unlisted, we consider to vote against reelection of statutory auditor candidates of the holding company or the parent company. If the subsidiary or affiliate is listed, we consider to vote against reelection of statutory auditor candidates of the subsidiary or affiliate and the holding company; provided, however, that we decide case-by-case depending on importance of the disposition on the subsidiary or affiliate, its impact on business performance of the holding company or parent company.
•
With respect to a scandal of an individual employee, if such scandal has impaired, or is likely to impair the shareholder value, and it is judged that the subject company should assume responsibility as a manager, we consider to vote against reelection of statutory auditor candidates.
•
We consider voting against reelection of statutory auditor candidates, if the subject company has committed window-dressing and inadequate accounting activities during their tenure.
5. Composition of Board of Statutory Auditors
We decide how to vote on the proposals concerning the number of members and change in constituents of the board of statutory auditors, by comparing with the current structure and taking into account impact on the subject company and the economic interest of shareholders.
•
We favorably consider an increase in the number of statutory auditors, but in the case of a decrease in the number of statutory auditors, unless reasons are clearly and reasonably stated, we consider to vote against reelection of the director candidates who are top executives.
6. Election and Removal of Accounting Auditors
•
We decide how to vote on the proposals concerning election and removal of accounting auditors, taking into account competence of candidates and the level of costs for the accounting audit, etc.
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If it is judged that there are following problems with the accounting audit services in the subject company, and the accounting auditor in question is not removed but reelected, we generally vote against reelection of the statutory auditor candidates and the director candidates who are members of the audit committee or the similar committee:
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It is judged that the accounting auditor has expressed incorrect opinions on financial conditions;
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In the case where there are concerns on the financial statements, the matters to be disclosed are not fully disclosed;
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In the case where the accounting auditor has a contract of non-accounting audit services with the subject company, it is judged that such non-accounting audit services are recognized to have conflict of interest with accounting audit services;
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In the case where excessive accounting audit costs are paid;
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It is judged that gross fraudulence or negligence of the accounting auditor is recognized.
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If it is judged that there are problems with accounting audit services in another company, and the accounting auditor in question becomes a candidate for election or is not removed but reelected, we decide how to vote, giving full consideration to impact on the enterprise value of the subject company.
•
We generally vote against the proposals concerning a change in accounting auditors, if difference in views about the accounting principles between the previous accounting auditor and the subject company is judged to be the reason for such change.
7. Compensation and Bonuses for Directors, Statutory Auditors and Employees
(1)
Compensation and bonuses for Directors
•
In determining compensation and bonuses for directors, it is desirable to increase the proportion of stocks in compensation and bonuses, taking into account whether the performance-based compensation structure is developed, whether transparency is fully secured such as disclosure of an index or formula as a basis for calculation, and impact on shareholders such as dilution. The compensation committee at the company with a three-committee board structure, or the compensation committee that should be voluntarily deployed by the company with a different structure, should ensure the compensation structure with secured transparency. It is desirable that an independent outside director serves as the chair of the compensation committee.
•
We consider to vote against the proposals seeking approval for compensation and bonuses in the following cases:
•
where negative correlation is seen between the business performance of the subject company and compensation and bonuses;
•
where there exist problematic system and practices;
•
where the aggregate amount of compensation and bonuses is not disclosed;
•
where mismanagement is clear as shown by share price erosion or and significant deterioration in profit;
•
where the person who is judged to be responsible for acts against the interest of shareholders is among recipients of compensation and bonuses.
•
We generally vote for the proposals requesting disclosure of compensation and bonuses of individual directors.
•
If any measures are implemented to secure transparency of the system other than individual disclosure, such measures are taken into account.
•
If there is no proposal seeking approval for compensation and bonuses and the system is not clear, we consider to vote against election of the director candidates who are top executives,
•
We generally vote against bonuses for statutory auditors and the directors who become members of the audit committee under the audit committee system
•
As directors who become members of the audit committee at the company with a three committee structure, directors who become members of the audit committee at the company with a board with audit committee structure and outside directors are required to perform duties as director, we consider their compensation and bonuses differently from statutory auditors at the company with a statutory auditor structure.
(2)
Stock compensation
•
We decide how to vote on the proposals concerning stock compensation including stock option plans and restricted stock units, taking into account impact on the shareholder value and rights of shareholders, the level of compensation, the recipients of stock compensation, and reasonableness, etc.
•
We generally vote against the proposals seeking to lower the strike price of stock options.
•
We generally vote for the proposals seeking to require approval of shareholders for change in the strike price of stock options.
•
We generally vote against the stock compensation, if terms of exercise including the percentage of dilution are unclear. We generally consider to vote against the proposal in which there is a 10% or more dilution potentiality.
•
Stock compensation should be a long-term incentive and its plan should be aligned with a long-term corporate value growth. Considering that, we generally vote against the proposal which enables the beneficiaries to exercise whole rights vested in the subject year within two years. However, the beneficiary who retires during the subject year is the exception for this clause. We will carefully review its validity if the restricted period is regarded as too long.
•
We generally vote against the stock compensation granted to statutory auditors and the directors who become members of the audit committee under the audit committee system.

•
As directors who become members of the audit committee at the company with a three committee structure are required to perform duties as director, we consider the stock compensation for them differently from statutory auditors and the directors who become members of the audit committee under the audit committee system at the company with a statutory auditor structure.
•
We generally vote against the stock compensation granted to any third parties other than employees.
•
We generally vote against the stock compensation if it is judged likely to be used as a tool for takeover defense.
(3)
Stock purchase plan
•
We decide how to vote on the proposals concerning stock purchase plan, taking into account impact on the shareholder value and rights of shareholders, the recipients of stock compensation and reasonableness, etc.
(4)
Retirement benefits for directors
•
We decide how to vote on the proposals concerning grant of retirement benefits, taking into account the scope of recipients, existence of anti-social acts of recipients, business performance of the company and anti-social acts of the company, etc.
•
We generally vote for the proposals granting retirement benefits, if all of the following criteria are met:
•
The granted amount is disclosed;
•
Outside directors, statutory auditors and the directors who become members of the audit committee under the audit committee system are not included in recipients;
•
There has been no serious scandal involving recipients during their tenure;
•
The subject company has not suffered from loss for the three consecutive year, or its business performance is not judged to significantly lag relative to peers in the same industry;
•
There has been no corporate scandal that has significant social effects on the subject company and has impaired, or likely to impair, the shareholder value during the tenure of recipients;
•
The subject company has not committed window-dressing and inadequate accounting activities during the tenure of recipients.
8. Cross-shareholdings
If the company holds shares for relationship purpose, we believe that the company is required to explain about medium- to long-term business and financial strategies and disclose criteria for proxy voting decisions and voting results, etc. If no reasonable views are indicated and no constructive dialogue is conducted, we consider to vote against the director candidates who are top executives. It is important that the company does not prevent companies who have its shares as a “policy-share-holding” from selling/reducing them.
9. Capital Policy
As the capital policy of listed companies is likely to have important impact on the shareholder value and the interest of shareholders of the subject company, the subject company should implement the reasonable capital policy and explain basic policies of the capital policy to shareholders. We consider voting against the proposals concerning the capital policy that is judged to impair the shareholder value. If there exists the capital policy that is not part of proposals at the shareholders meeting but is judged to impair the shareholder value, we consider voting against reelection of director candidates.

•
The company may not intend to keep/increase “so-called loyal shareholders” for the company management to hinder minority shareholders right through the third party allotment, transfer of the treasury stocks or transfer of the stocks which are held by the company management to the foundations which have a close relationship with the subject company.
(1)
Change in authorized capital
•
We decide how to vote on the proposals seeking to increase authorized capital, taking into account impact of the change in authorized capital on the shareholder value and rights of shareholders, reasonableness of the change in authorized capital and impact on share listing or sustainability of the company, etc.
•
We generally vote for the proposals seeking to increase authorized capital, if it is judged that not increasing authorized capital is likely to cause delisting of the subject company or have significant impact on sustainability of the company.
•
We generally vote against the proposals seeking to increase authorized capital after emergence of acquirer.
(2)
Issuance of new shares
•
We decide how to vote on issuance of new shares, taking into account reasons for issuance of new shares, issuing terms, impact of dilution on the shareholder value and rights of shareholders, and impact on share listing or sustainability of the company, etc.
(3)
Share buybacks, reissuance of shares
•
We decide how to vote on the proposals concerning share buybacks or reissuance of shares, taking into account their reasonableness, etc.
(4)
Share split
•
We generally vote for the proposals seeking to split shares.
(5)
Consolidation of shares (reverse share split)
•
We decide how to vote on the proposals seeking consolidation of shares, taking into account its reasonableness, etc.
(6)
Preferred shares
•
We generally vote against the proposals seeking to create, or increase authorized capital of, carte blanche preferred shares that are issued without specifying the voting right, dividends, conversion and other rights.
•
We generally vote for the proposals seeking to create, or increase authorized capital of, preferred shares where the voting right, dividends, conversion and other rights are specified and those rights are judged reasonable.
•
We generally vote for the proposals requiring approval of shareholders for issuance of preferred shares.
(7)
Issuance of bonds with share options
•
We decide how to vote on the proposals seeking to issue bonds with share options, taking into account the number of new shares and the redemption period of bonds, etc.
(8)
Issuance of straight bonds, expansion of credit facility
•
We decide how to vote on the proposals concerning issuance of straight bonds or expansion of credit facility, taking into account the financial conditions, etc. of the subject company.

(9)
Capitalization of debt
•
We decide how to vote on the proposals seeking to change authorized capital or issue shares in connection with restructuring of debt, taking into account the terms of change in authorized capital or issuance of shares, impact on the shareholder value and rights of shareholders, their reasonableness and impact on share listing or sustainability of the company, etc.
(10)
Capital reduction
•
We decide how to vote on the proposals concerning reduction in capital, taking into account impact of capital reduction on the shareholder value and rights of shareholders, reasonableness of capital reduction and impact on share listing or sustainability of the company, etc.
•
We generally vote for the proposals seeking to reduce capital as typical accounting procedures.
(11)
Financing plan
•
We decide how to vote on the proposals concerning financing plan, taking into account impact on the shareholder value and rights of shareholders, its reasonableness and impact on share listing or sustainability of the company, etc.
(12)
Capitalization of reserves
•
We decide how to vote on the proposals seeking capitalization of reserves, taking into account its reasonableness, etc.
10. Amendment to the Articles of Incorporation, etc.
(1)
Change in accounting period
•
We generally vote for the proposals seeking to change the accounting period, unless it is judged to aim to delay the shareholders meeting.
(2)
Amendments of articles of incorporation
•
We decide how to vote on the proposals concerning article amendments, taking into account impact of article amendments on the shareholder value and rights of shareholders, necessity and reasonableness of article amendments, etc.
•
We generally vote for the proposals seeking article amendments, if such amendments are required by the laws.
•
We generally vote against the proposals seeking article amendments, if such amendments are judged to be likely to infringe on rights of shareholders or impair the shareholder value.
•
We generally vote for transition to the company with a three committee board structure.
•
We decide how to vote on the proposals seeking to ease or eliminate requirements for special resolutions, taking into account its reasonableness.
•
We are concerned about the retired director assuming a consulting, advisory or other similar position which is likely to have negative impact on greater transparency and decision making of the board of directors. We generally vote against the proposals seeking to create such position.
(3)
Change in quorum for the shareholders meeting
•
We decide how to vote on the proposals concerning change in quorum for the shareholders meeting, taking into account impact on the shareholder value and rights of shareholders, etc.

11. Change in company organization, etc
(1)
Change in trade name and registered address
•
We decide how to vote on the proposals seeking to change the trade name, taking into account impact on the shareholder value, etc.
•
We generally vote for the proposals seeking to change the registered address.
(2)
Company reorganization
•
We decide how to vote on the proposals concerning the following company reorganization, taking into account their respective impact on the shareholder value and rights of shareholders, impact on financial conditions and business performance of the subject company, and impact on share listing or sustainability of the company, etc.
•
Mergers and acquisitions
•
Transfer of business
•
Spin-off
•
Sale of assets
•
Sale of company
•
Liquidation
12. Proxy Fight
(1)
Proxy fight
•
We decide how to vote on the proposals concerning election of directors among rival candidates, taking into account independence, competence, existence of anti-social acts, approach to corporate governance and accountability of director candidates, business performance of the company, existence of anti-social acts of the company, as well as the background of the proxy fight, etc.
(2)
Proxy fight defense measures
•
Classified board structure
•
We generally vote against the proposals seeking to introduce the classified board structure.
•
We generally vote for the proposals seeking to set a director's term of one year.
•
Right to remove directors
•
We generally vote against the proposals seeking to tighten requirements for shareholders to remove directors.
•
Cumulative voting system
•
We decide how to vote on the proposals seeking to introduce the cumulative voting system for election of directors, taking into account its background, etc.
•
We decide how to vote on the proposals seeking to eliminate the cumulative voting system for election of directors, taking into account its background, etc.
13. Takeover Defense
We believe that the interests of the management and shareholders do not always align with each other, and generally vote against new establishment, amendment and update of takeover defense measures that are judged to decrease the shareholder value or interfere with rights of shareholders. We generally vote against reelection of director candidates, if there exist takeover defense measures that are not part of proposals at the shareholders meeting but are judged to decrease the shareholder value or interfere with rights of shareholders.
•
Relaxation of requirements for amendment to the articles of incorporation and company regulations
•
We decide how to vote on the proposals seeking to relax the requirements for amendment to the articles of incorporation or company regulations, taking into account impact on the shareholder value and rights of shareholders, etc.
•
Relaxation of requirements for approval of mergers
•
We decide how to vote on the proposals seeking to relax the requirements for approval of mergers, taking into account impact on the shareholder value and rights of shareholders.
14. ESG
We support the United Nations Principles for Responsible Investment and acknowledge that how companies address to ESG is an important factor in making investment decisions. Thus, we consider voting against reelection of the director candidates who are top executives and directors in charge, if it is judged that any event that is likely to significantly impair the enterprise value has occurred. We consider to vote for the related proposal, if it is judged to contribute to protection from impairment of, or enhancement of, the enterprise value, and if not, vote against such proposal.
15. Disclosure
Disclosure of information and constructive dialogue based thereon are important in making proxy voting decisions and investment decisions.
•
We generally vote against the proposals where sufficient information to make proxy voting decision is not disclosed.
•
We generally vote for the proposals seeking to enhance disclosure of information, if such information is beneficial to shareholders.
•
If disclosure of information about financial and non-financial information of the subject company is significantly poor, and if the level of investor relations activities by the management or persons in charge is significantly low, we consider to vote against reelection of the director candidates who are top executives and directors in charge.
16. Conflict of Interest
We abstain from voting proxies of the following companies that are likely to have conflict of interest.
We also abstain from voting proxies with respect to the following investment trusts, etc. that are managed by us or Invesco Group companies, as conflict of interest is likely to arise.
•
Companies and investment trusts, etc. that we abstain from voting proxies:
•
Invesco Ltd.
•
Investment corporations managed by Invesco Global Real Estate Asia Pacific, Inc.
Our proxy voting and stewardship activities are to be reported to Responsible Investment Committee and approved by the Committee. Further, the Compliance Department reviews appropriateness of proxy voting activities from a conflict of interest viewpoint and then reports to Conflict of Interest Committee. Those results are reported to Tokyo’s Executive Committee and global Proxy Advisory Committee.
We have developed the Conflict of Interest Control Policy. If any conflict of interest may arise, we work to control conflict of interest so as to protect the interests of clients (investors) and beneficiaries. The Compliance Department is responsible for overseeing company-wide control of conflict of interest. The Compliance Department is independent from investment, sales and marketing department, and shall not receive any command or order from investment, sales and marketing department with respect to the matters concerning compliance with the laws and regulations including the matters concerning conflict of interest.
17. Shareholder Proposals
We vote case-by-case on the shareholder proposals in accordance with the Guidelines along with the company proposals in principle.
DISCLAIMER: The English version is a translation of the original in Japanese for information purposes only. In case of a discrepancy, the Japanese original will prevail.　 You can download the Japanese version from our website: http://www.invesco.co.jp/footer/proxy.html .
C2019-08-021

Proxy Voting Guidelines
for
Invesco Asset Management (India) Pvt. Ltd.
Voting Policy

Invesco Asset Management (India) Pvt. Ltd.
Voting Policy
Draft	:	Final
Version	:	8
Effective Date	:	May 25, 2020

A.
Preamble
SEBI vide its circular reference no. SEBI/IMD/Cir No.18/198647/2010 dated March 15, 2010 has stated that mutual fund should play an active role in ensuring better corporate governance of listed companies. The said circular stated that the AMCs should disclose their general policies and procedures for exercising the voting rights in respect of shares held by them.
Subsequently, SEBI vide its circular ref. no. CIR/IMD/DF/05/2014 dated March 24, 2014, SEBI/HO/IMD/DF2/CIR/P/2016/68 dated August 10, 2016 and SEBI vide its circular ref. no. CIR/CFD/CMD1/ 168 /2019 dated December 24, 2019 have amended certain provisions of above mentioned circular specifying additional compliance / disclosure requirements with respect to exercise of voting rights by mutual funds.
This policy is drafted in pursuance of SEBI circular dated March 15, 2010 read with March 24, 2014, August 10, 2016 and December 24, 2019 and provides general philosophy, broad guidelines, procedures and principles for exercising voting rights.
Invesco Asset Management (India) Private Limited (“IAMI”) is an Investment Manager to the scheme(s) of Invesco Mutual Fund (“the Fund”). As an investment manager, IAMI has fiduciary responsibility to act in the best interest of unit-holders of the Fund. This responsibility includes exercising voting rights attached to the securities of the companies in which the schemes of the Fund invest. It will be IAMI’s endeavor to participate in the voting process (i.e. exercise voting rights) based on the philosophy enunciated in this policy.
B.
Philosophy of Voting Policy
Good corporate governance ensures that a corporation is managed keeping in mind the long-term interest of shareholders. Promoting good corporate governance standards forms an integral part of corporate ownership responsibilities.
With this in the forefront, IAMI expects all corporations, in which it invests in, to comply with high corporate governance standards. Accordingly, as the decision to invest is generally an endorsement of sound management practices, IAMI may generally vote with the management of these corporations. However, when IAMI is of the view that the unit holders will be prejudiced by any such proposal, then it may vote against such proposal to protect the interest of unit holders. Also in case of resolutions moved by the shareholders of the company, IAMI will exercise its voting rights in the best interest of its unit holders. In certain circumstances, IAMI may also decide to refrain from voting where it has insufficient information or there is conflict of interest or it does not have a clear stance on the proposal under consideration.
IAMI, as an investment manager, will generally vote in accordance with the Voting Policy. However, it may deviate from the policy if there are particular facts and/or circumstances that warrant for such deviation to protect the interests of unit-holders of the Fund.
C.
Conflict of Interest in Exercising Voting Rights
IAMI, under schemes, may invest in the securities of associate/group companies (to the extent permitted under SEBI (Mutual Funds) Regulations, 1996 as amended from time to time). Further, IAMI is an Indian subsidiary of global organization consisting of many affiliates. Moreover, schemes under IAMI may invest in securities of companies which have invested in schemes of Invesco Mutual Fund. Such scenarios may lead to a situation creating conflict of interest. Potential Conflict of interest may also arise if IAMI and the investee company are associates or are part of the same group; or the investee company holds a material ownership interest in IAMI; a nominee of IAMI has been appointed as a director of the investee company or having cross-directorships, the Investee Company is an entity participating in the distribution of investment products advised or administered by the Investment Manager and/or any of its affiliate; the Investee Company is a client of Investment Manager and/or its affiliates.
IAMI will attempt to avoid conflict of interest and will exercise its voting rights in the best interest of the unit-holders. Voting decisions in such cases will be based on merits without any bias and the same parameters will be applied for taking voting decisions as are applied for other companies.

In cases where there is a potential conflict of interest, IAMI will vote exactly as per recommendations of the proxy voting advisory entity with no modifications whatsoever. In case there is need for a clearer direction, the matter may be referred to the Investment committee for its guidance. Rationale for decision taken/ voting on the issue shall be recorded.
D.
Voting Policy Guidelines
The matters regarding, but not limited to, which the IAMI may exercise the voting rights in the Annual General Meeting (AGMs) /Extra Ordinary General Meeting (EGMs)/ Through Postal Ballots/Electronic voting of the investee companies are as follows:
•
Corporate governance matters, including changes in the state of incorporation, merger and other corporate restructuring and anti- takeover provisions.
•
Changes to capital structure, including increase and decrease of capital and preferred stock issuances.
•
Stock option plans and other management compensation issues.
•
Social and corporate responsibility issues.
•
Appointment and Removal of Directors.
•
Any other issue that may affect the interest of the shareholders in general and interest of the unit-holders in particular.
IAMI will exercise voting rights keeping in mind the need to improve economic value of the companies and importance of protecting the interests of unit holders of its schemes but subject to importance of the matter and cost/time implications. The analysts in equity team will make recommendations on key voting issues and same will be approved by the Head of Equity or Fund Manager. In case of conflicts or need for a clearer direction, the matter may be referred to the Voting Committee for its guidance.
E.
Voting Committee
As a guiding principle, IAMI shall exercise voting rights solely in the interest of unit holders of the Fund. IAMI has constituted a Voting Committee (VC). The Committee is empowered to provide guidance on the voting matters referred to it, establish voting guidelines and procedures as it may consider necessary and is responsible to ensure that these guidelines and procedures are adhered to and also make changes in the Policy as may be required from time to time. The members of this Committee are as follows:
•
CEO / COO/Head - Operations (any one)
•
Head of Compliance or Member of compliance team
•
Head of Equity or Fund Manager (equity)
•
Head of Fixed Income and/ or Fund Managers (fixed income)
•
Any other representative as the Committee may co-opt from time to time
Broad Guidelines for functioning of Voting Committee are:
1. Voting Committee may record its decisions by circulation including decisions/guidance on voting matters that have been referred to it.
2. Voting Committee may consult with outside experts and other investors on issues as it may deem fit
3. Decisions of Voting Committee should be maintained by compliance
4. Details of voting decisions taken by the Fund Management team will be presented to the Voting Committee/Investment Committee.

5. Voting Committee may review this policy from time to time.
F.
Steps (Procedure) in Exercising Voting Rights
The following points outline the key steps in exercising Voting rights:
1) Notification of company AGMs / EGMs and relevant voting items to Fund Management Team.
2) The IAMI shall endeavor to vote for all holdings of the Fund, aggregated for all its schemes, but subject to the importance of the matter and the cost/time implications. The voting will cover all equity holding across all schemes of Invesco Mutual Fund. (except for companies which are held only in arbitrage fund)
3) Custodian will send ballots and or other relevant papers (notice of meeting, proxy form, attendance slips etc.) to IAMI relating to AGM/EGM as soon as it receives.
4) The fund management team is authorized to decide on voting decisions but may refer decisions to the Voting Committee for its guidance/direction.
5) Based on internal discussion within the fund management team, a decision would be arrived at as to whether IAMI should vote on the proposed resolution. Routine matters and ordinary resolutions like adoption of financials (unless there are significant auditor qualifications), dividend declaration, general updating/corrective amendments to the Articles of Association would also be considered for voting purpose. However IAMI may on a case to case basis, not vote on such resolutions, if it deems fit to do so.
6) Proposed resolutions would be discussed within the fund management team and decision would be taken on whether to vote (“for”/ “against”) or “abstain” from voting. IAMI may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value and/or matters for which disclosure is inadequate. For the remaining proposals, IAMI would vote either “for” or “against” based on overall merits and demerits of the proposed resolution. IAMI will generally support and vote “for” proposals which are likely to result in maximizing long-term investment returns for unit holders. IAMI would not support and will vote “against” proposals that appear to be detrimental to the company financials / interest of the minority shareholders or which would adversely impact shareholders’ value.
7) IAMI may exercise its voting rights by authorizing its own executives/authorized representative to attend the AGM/EGM or may instruct the Custodian to exercise voting rights in accordance with the instructions of IAMI.
8) IAMI may exercise its voting rights through Postal Ballot or may use Electronic voting mechanism, wherever available, either through its own executives or by authorizing the Custodian. The records of voting exercised through Postal Ballot will be maintained by IAMI.
9) IAMI may utilize the services of third party professional agencies for getting in-depth analyses of proposals and vote recommendations. However, the recommendations of the third party agencies will be non-binding in nature. IAMI will perform due diligence on proxy voting advisory firms at the time of initial selection as well as at the time of renewal of services of the proxy voting. The due diligence will be carried out on parameters viz. resource strength, Companies under coverage, extent of institutional ownership, depth of analysis, quality of advice / recommendations, analyst access & support, timely availability of reports, composition of board of directors, advisory board and top management, web-based interface platform and clientele.
10) The rationale supporting each voting decision (For, Against and Abstain) will be recorded and such records will be retained for number of years (currently 8 years) as may be required under the SEBI (Mutual Funds) Regulations, 1996 from time to time.

G.
Details of Service Provider
IIAS (Institutional Investor advisory Services) has been appointed as our proxy voting advisor. The scope of the agreement with IIAS includes: IIAS shall provide non-binding Voting Recommendations for each Voting Event for Investee companies, access to their research portal and analysts for any discussion, access to their online voting management systems etc. The details of the service provider (currently IIAS) are provided in the “Rationale for continuation of Proxy Voting advisory report” which is prepared once in 2 years. IIAS has standardized voting policies and has a committee-based voting decision making system. Their analysis to arrive at the recommendations are detailed in nature and recommendations are fairly objective. However, the recommendations of IIAS are non-binding in nature, and IAMI, reserves the right to vote differently based on their own judgement on the matter involved.
H.
Disclosures
The disclosures of voting rights exercised are as follows:
•
Details of votes cast by the schemes of the Fund will be uploaded on the website of IAMI (www.invescomutualfund.com) on a quarterly basis in the prescribed format within the stipulated timelines as prescribed by SEBI from time to time.
•
Details of votes cast by the schemes of the Fund will be uploaded on the website of IAMI (www.invescomutualfund.com) on an annual basis in the prescribed format and the same will also be disclosed in Annual Report of the schemes of the Fund.
•
Summary on actual exercise of votes cast and its break-up in terms of total number of votes cast in favor, against or abstained will also be uploaded on the website of IAMI (www.invescomutualfund.com) on an annual basis.
I.
Certification/Confirmation
•
On an annual basis, IAMI will obtain a certification from scrutinizer (in terms of Rule 20 (3) (ix) of Companies (Management and Administration) Rules, 2014) on voting reports and the same will be placed before the Boards of AMC and Trustee. The scrutinizer’s certificate will form part of Annual Report and will also be uploaded on the website of IAMI (www.invescomutualfund.com).
•
A confirmation shall also be submitted by Trustees in its half yearly report to SEBI that IAMI have voted on important decisions affecting interests of unitholders.
J.
Review
The Board of Directors of IAMI and Trustees shall review and ensure that IAMI have voted on important decisions affecting interests of unitholders and the rationale recorded for vote decision is prudent and adequate.

References of SEBI Circular:
Sr. #	Circular Number	Date
1.	SEBI/IMD/CIR No 18 / 198647 /2010	March 15, 2010
2.	E-mail from SEBI	June 23, 2011
3.	CIR/IMD/DF/05/2014	March 24, 2014
4.	SEBI/HO/IMD/DF2/CIR/P/2016/68	August 10, 2016
5.	CIR/CFD/CMD1/168/2019	December 24, 2019
The Voting Policy will be available on the website of the fund (www.invescomutualfund.com) and link will be provided on the home page.
Date of Review: May 25, 2020
Next Date of Review: On or before May 31, 2021

Noted for Implementation:
Taher Badshah Head – Equity	Sujoy Das Head - Fixed Income	Suresh Jakhotiya Head - Compliance & Risk

Neelesh Dhamnaskar Fund Manager	Kavita Bhanej Vice President - Operations
Noted:
Saurabh Nanavati Chief Executive Officer	Ketan Ugrankar COO & CFO
Version History:
Version	Date	Description	Initiator	Approved by
1.0	September 2, 2010	Initial Adoption of Voting Policy	Suresh Jakhotiya	Board of Religare Invesco AMC and Trustees at board meetings held on September 16, 2010.
2.0	June 28, 2011	Policy amended pursuant to SEBI e-mail dated June 23, 2011	Suresh Jakhotiya	Board of Religare Invesco AMC and Trustees at board meetings held on July 13, 2011.
3.0	May 23, 2014	Policy amended pursuant to SEBI circular dated March 24, 2014	Suresh Jakhotiya	Board of Religare Invesco AMC and Trustees at board meetings held on May 22, 2014 and May 23, 2014 respectively.
3.1	July 5, 2016	Names of AMC and Trustee Company were changed to reflect new names and logo was changed	Suresh Jakhotiya	N.A.
4	November 18, 2016	Amended Policy pursuant to SEBI circular dated August 10, 2016 and for the purpose of IAMI’s application to SEC for registration as an advisor.	Suresh Jakhotiya	Board of IAMI & ITPL at their meetings held on November 18, 2016 and November 25, 2016, respectively.
5	May 5, 2017	Reviewed and no changes to be made	Suresh Jakhotiya	N.A.
6	May 31, 2018	Changes in the voting policy guidelines.	Suresh Jakhotiya	Board of IAMI & ITPL at their meetings held on July 13, 2018 respectively.
7	May 9, 2019	Reviewed and changes made w.r.t voting for holdings in arbitrage fund	Suresh Jakhotiya	Will be placed before the Board of IAMI and ITC for noting at their forthcoming meetings.
8	May 25, 2020	Reviewed and changes made pursuant to Stewardship code introduced by SEBI vide SEBI Circular dated December 24, 2019	Suresh Jakhotiya	Will be placed before the Board of IAMI and ITC for noting at their forthcoming meetings.

APPENDIX F - CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust’s equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.
All information listed below is as of February 1, 2021.
Invesco Balanced-Risk Allocation Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
American Enterprise Investment Svc. 707 2nd Ave. S. Minneapolis, MN 55402-2405	9.90%	13.01%	_	11.12%	_	_
BNY Mellon Investment Servicing Inc. FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212	9.74%	_	_	_	_	_
Charles Schwab & Co. Inc. Special Custody Acct. FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	_	_	_	13.64%	9.29%	_
Invesco Balanced-Risk Retirement 2020 Fund Omnibus Account KGC6 11 Greenway Plaza, Ste. 2500 Houston, TX 77046-1188	_	_	_	_	_	14.67%
Invesco Balanced-Risk Retirement 2030 KGC7 11 Greenway Plaza, Ste. 2500 Houston, TX 77046-1188	_	_	_	_	_	28.34%
Invesco Balanced Risk Retirement 2040 KGC8 11 Greenway Plaza, Ste. 2500 Houston, TX 77046-1188	_	_	_	_		17.04%
Invesco Balanced Risk Retirement 2050 Fund Omnibus Account KGC9 c/o Invesco Advisers 11 E Greenway Plaza, Ste. 2500 Houston, TX 77046-1188	_	_	_	_	_	6.12%
Invesco Balanced-Risk Retirement Now Fund Omnibus Account KGC4 11 Greenway Plaza, Ste. 2500 Houston, TX 77046-1188	_	_	_	_	_	6.16%
Invesco Group Services Inc. 1555 Peachtree St. NE Atlanta, GA 30309-2460	_	_	_	_	21.11%	_
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr. San Diego, CA 92121-3091	_	8.59%	_	_	_	_
Massachusetts Mutual Life Insurance Co. MIP M200-INVST 1295 State St. Springfield, MA 01111-0001	_	_	5.55%	_	_	_

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Merrill Lynch Pierce Fenner & Smith FBO The Sole Benefit of CustomersAttn: Fund Administration 4800 Deer Lake Dr. East, 2nd Floor Jacksonville, FL 32246-6484	5.89%	_	_	13.70%	7.23%	_
Morgan Stanley Smith Barney LLC For Exclusive Benefit of Customers 1 New York Plaza, Fl. 12 New York, NY 10004-1932	8.74%	_	5.84%	9.40%	_	_
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd., Fl. 5 Fl. 4 Jersey City, NJ 07310-2010	6.12%	7.27%	_	16.58%	42.60%	9.58%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	6.80%	14.68%	_	6.86%	_	_
Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy. St. Petersburg, FL 33716-1102	_	6.73%	_	5.62%	_	_
Wells Fargo Clearing Services LLC Special Custody Acct. for the Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	5.65%	10.35%	_	5.59%	_	_
Invesco Balanced-Risk Commodity Strategy Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
American Enterprise Investment Svc. 707 2nd Ave. S. Minneapolis, MN 55402-2405	_	_	_	36.13%	_	_
Ascensus Trust Co. FBO Corelation Inc 401K P.O. Box 10758 Fargo, ND 58106-0758	_	_	17.58%	_	_	_
Ascensus Trust Co. FBO Modern Glass, Paint & Tile Company P.O. Box 10758 Fargo, ND 58106-0768	_	_	8.25%	_	_	_
Ascensus Trust Co. FBO Rankin & Rankin, Inc. 401(k) Plan P.O. Box 10758 Fargo, ND 58106-0758	_	_	10.16%	_	_	_
JP Morgan Securities LLC For the Exclusive Benefit of Our Customers 4 Chase Metrotech Ctr. Brooklyn, NY 11245-0001	_	_	_	_	_	5.35%
Matrix Trust Company Cust. FBO Miscor Group. 401 (K) Plan & Trust 717 17th St., Ste. 1300 Denver, CO 80202-3304	_	_	12.87%	_	_	_
Matrix Trust Company Cust. FBO Spokane Guilds School & Neuromus 717 17th St., Ste. 1300 Denver, CO 80202-3304	_	_	5.28%	_	_	_

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Merrill Lynch Pierce Fenner & Smith Inc. FBO the Sole Benefit of its Customers 4800 Deer Lake Dr E. Jacksonville, FL 32246-6484	5.37%	5.28%	_	7.49%	_	_
Morgan Stanley Smith Barney LLC For Exclusive Benefit of Customers 1 New York Plaza, Fl. 12 New York, NY 10004-1932	28.20%	5.01%	_	_	_	_
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd., Fl. 5 Fl. 4 Jersey City, NJ 07310-2010	6.70%	11.39%	_	_	_	_
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	6.86%	13.56%	_	29.17%	_	_
Stifel Nicolaus & Co. Inc. Exclusive Benefit of Customers 501 N. Broadway Saint Louis, MO 63102-2137	_	7.62%	_	_	_	_
Talcott Resolution Life Insurance Co. P. O. Box 5051 Hartford, CT 06102-5051	_	_	12.46%	_	_	_
VALIC Separate Account A 2929 Allen Parkway, A6-20 Houston, TX 77019-7100	_	_	_	_	97.03%	_
Wells Fargo Bank NA FBO Omnibus Acct. P.O. Box 1533 Minneapolis, MN 55480-1533	_	_	_	_	_	83.84%
Wells Fargo Clearing Services LLC Special Custody Acct. for the Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	17.50%	45.09%	_	13.50%	_	_

Invesco Core Bond Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
American Enterprise Investment Svc. 707 2nd Ave. S. Minneapolis, MN 55402-2405	5.17%	8.11%	_	18.55%	_	_
Edward D. Jones & Co. FBO Customers 12555 Manchester Rd. St. Louis, MO 63131-3710	9.10%	_	_	_	_	22.50%
Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499	_	_	_	_	59.40%	_
LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-3091	_	5.17%	_	5.48%	_	_

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Merrill Lynch Pierce Fenner & Smith for the Sole Benefit of Its Customers Attn: Fund Admin. 4800 Deer Lake Drive E., Fl. 3 Jacksonville, FL 32246-6484	6.55%	_	_	9.09%	_	9.07%
Morgan Stanley Smith Barney LLC For the Exclusive FBO Its Customers 1 New York Plaza, Fl. 12 New York, NY 10004-1901	_	_	_	10.07%	_	_
Muir & Co. c/o Frost Bank Trust Dept. P.O. Box 2950 San Antonio, TX 78299-2950	_	_	_	_	_	15.28%
National Financial Services LLC For Exclusive Benefit of Customers 200 Liberty Street One World Financial Center Attention: Mutual Funds, 5th Floor New York, NY 10281-1003	7.48%	6.20%	_	12.09%	_	12.76%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	_	6.72%	_	7.00%	40.60%	_

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Sammons Financial Network 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266-5911	_	_	13.98%	_	_	_
State Street Bank & Trust As Tr. & Cust. FBO ADP Access 1 Lincoln St. Boston, MA 02111-2900	8.40%	_	7.41%	_	_	_
TD Ameritrade Inc. FBO Our Customers PO Box 2226 Omaha, NE 68103-2226	_	_	_	7.72%	_	_
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive FBO Customer 2801 Market St. St Louis, MO 63103-2523	_	6.89%	_	9.99%	_	_
Invesco Developing Markets Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Charles Schwab & Co. Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105- 1905	12.09%	_	_	6.83%	_	_
Charles Schwab & Co. Inc. Special Custody Account FBO Customers (RPS) Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4151	_	_	_	_	_	7.69%
DCGT as TTEE and/or Cust. FBO PLIC Various Ret. Plan Omnibus ATTN: NPIO Trade Desk 711 High Street Des Moines, IA 50392-0001	_	_	8.93%	_	_	_
Hartford Life Insurance Co. Separate Account Attn: UIT Operations PO Box 2999 Hartford, CT 06104-2999	_	_	18.51%	_	_	_
LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-3091	_	_	_	8.97%	_	_
Merrill Lynch Pierce Fenner & Smith FBO The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E. Fl. 3 Jacksonville, FL 32246-6484	6.78%	_	_	7.51%	_	_
Morgan Stanley Smith Barney LLC For Exclusive FBO Its Customers 1 New York Plaza, Fl. 12 New York, NY 10004-1932	5.94%	9.56%	_	7.48%	_	_

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
National Financial Services LLC For Exclusive Benefit of Customers Mutual Funds 200 Liberty Street One World Financial Center 5th Floor New York, NY 10281-1003	10.92%	8.59%	_	13.38%	_	31.74%
National Financial Services LLC For Exclusive Benefit of Customers Mutual Funds 499 Washington Blvd. Fl. 5 Jersey City, NJ 07310-2010	_	_	_	_	97.69%	_
Oppenheimer International Diversified Fund 6801 S. Tucson Way, Ste. 100 Centennial, CO 80112-4132	_	_	_	_	_	5.39%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	_	6.66%	_	7.80%	_	_
Raymond James Omnibus for Mutual Funds House A/C Attn: Courtney Waller 880 Carillon Pkwy. St. Petersburg, FL 33716-1102	_	5.62%	_	_	_	_
State Street Bank & Trust As Tr. & Cust. FBO ADP Access 1 Lincoln Street Boston, MA 02111-2900	_	_	7.06%	_	_	_
Spec Cdy A/C EBOC UBSFSI Omni Account M/F Attn: Department Manager 1000 Harbor Blvd. Weehawken, NJ 07086-6761	_	9.08%	_	6.56%	_	_
Voya Institutional Trust Co. 1 Attn: Fund Operations 1 Orange Way Windsor, CT 06095-4773	_	_	28.92%	_	_	_
Voya Institutional Trust Co. 2 Attn: Fund Operations 1 Orange Way Windsor, CT 06095-4773	_	_	8.18%	_	_	_
Voya Retirement Insurance & Annuity Co. Attn: Fund Operations 1 Orange Way Windsor, CT 06095-4773	6.80%	_	_	_	_	_
Wells Fargo Bank NA FBO Omnibus A/C P.O. Box 1533 Minneapolis, MN 55480-1533	_	_	_	_	_	8.43%
Wells Fargo Clearing Services LLC Special Custody A/C for the Exclusive FBO Customer 2801 Market St. Saint Louis, MO 63103-2523	_	11.16%	_	16.71%	_	_
Invesco Discovery Mid Cap Growth Fund
Name and Address of Principal Holder		Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
American Enterprise Investment Service 707 2nd Ave. S. Minneapolis, MN 55402-2405	_	_	_	10.51%	_	_

Name and Address of Principal Holder		Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
BNY Mellon Investment Servicing Inc. FBO Primerica Financial Services 760 Moore Rd. King of Prussia, PA 19406-1212	15.56%	_	_	_	_	_
Edward D. Jones & Co. For the Benefit of Customers 12555 Manchester Rd. Saint Louis, MO 63131-3710	13.48%	_	_	_	_	13.96%
Hartford Life Insurance Co. Attn: UIT Operations P.O. Bo 2999 Hartford, CT 06104-2999	_	_	5.61%	_	_	_
Invesco Group Services Inc. 1555 Peachtree St. NE 4th Floor General Ledger Accounting Atlanta, GA 30309-2460r	_	_	_	_	5.15%	_
Invesco Growth Allocation Fund Fund Omnibus Account KGHL 11 Greenway Plaza Ste. 2500 Houston, TX 77046-1188	_	_	_	_	_	6.65%
J.P. Morgan Securities LLC For the Exclusive Benefit of Customer 3 Chase Metrotech Center 3rd Floor Mutual Fund Dept. Brooklyn, NY 11245-0001	_	_	_	_	_	9.90%
LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Dr. San Diego, CA 92121-3091	_	_	_	5.39%	_	_
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of Customers 1 New York Plaza, FL 12 New York, NY 10004-1932	_	_	_	6.69%	_	_
National Financial Services LLC For Exclusive Benefit of Customers 200 Liberty Street One World Financial Center Attn: Mutual Funds, 5th Floor New York, NY 10281-1003	5.48%	_	_	18.02%	_	10.18%
National Financial Services LLC For Exclusive Benefit of Customers Mutual Funds 499 Washington Blvd. Fl. 5 Jersey, City, NJ 07310-2010	_	_	_	_	12.26%	_
Nationwide Trust Co. c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	_	_	_	_	5.40%	_
Oppenheimer Portfolio Series Active Allocation Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924	_	_	_	_	_	15.53%
Oppenheimer Portfolio Series Growth Investor Fund Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924	_	_	_	_	_	7.41%

Name and Address of Principal Holder		Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Oppenheimer Portfolio Series Moderate Investor Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924	_	_	_	_	_	14.78%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	_	7.56%	_	9.83%	_	_
Raymond James Omnibus for Mutual Funds House A/C Attn: Courtney Waller 880 Carillon Pkwy. St. Petersburg, FL 33716-1102	_	_	_	5.59%	_	_
Sammons Financial Network 4546 Corporate Dr., Ste. 100 West Des Moines, IA 50266-5911	_	_	7.94%	_	_	_
State Street Bank & Trust as Trust & Customer FBO ADP Access 1 Lincoln St. Boston, MA 02111-2900	_	_	6.52%	_	_	_
VRSCO Custodian Trustee for Benefit of Retirement Plans 2929 Allen Parkway A6-20 Houston, TX 77019-7100	_	_	_	_	19.69%	_
Wells Fargo Clearing Services LLC Special Custody Acct. for the Exclusive Benefit of Customer 2801 Market St. St. Louis, MO 63103-2523	_	_	_	8.66%	_	_
Wells Fargo Bank For Benefit of Various Retirement Plans 1525 West WT Harris Blvd. Charlotte, NC 28262-8522	_	_	_	_	41.98%	_
Invesco Emerging Markets All Cap Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
American Enterprise Investment Service 707 2nd Ave. S. Minneapolis, MN 55402-2405	_	8.82%	_	5.07%	_	_
Charles Schwab & Co. Inc. Special Custody Acct. for the Exclusive Benefit of Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	_	_	_	_	_	9.13%
Edward D. Jones & Co. For the Benefit of Customers 12555 Manchester Rd. Saint Louis, MO 63131-3710	13.11%	_	_	_	_	33.18%
John Hancock Trust Company LLC 690 Canton St., Ste. 100 Westwood, MA 02090-2324	_	_	_	_	8.78%_	_
Morgan Stanley Smith Barney LLC For Exclusive Benefit of Customers 1 New York Plaza, Fl. 12 New York, NY 10004-1932	7.16%	21.33%	_	43.49%	_	_

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Mori & Co. 922 Walnut St. Mailstop TBTS 2 Kansas City, MO 64106-1802	_	_	_	_	_	9.09%
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd., Fl. 5 Fl. 4 Jersey City, NJ 07310-2010	10.80%	9.79%	_	17.50%	53.13%	16.61%
Oppenheimer Portfolio Series Active Allocation Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924	_	_	_	_	_	9.43%
Oppenheimer Portfolio Series Moderate Investor Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924	_	_	_	_	_	5.98%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	_	_	_	8.08%	_	_
PIMS/Prudential Retirement As Nominee for the TTEE/Cust. Pl. Fresenius Kabi USA, LLC Savings Three Corporate Drive Lake Zurich, IL 60047-8930	_	_	_	_	12.08%	_
UBS WM USA OMNI Account M/F Attn: Department Manager Spec. Cdy. A/C Excl. Ben. Cust.1000 Harbor Blvd. Weehawken, NJ 07086-6761	_	_	_	5.04%	_	_
Wells Fargo Clearing Services LLC Special Custody Acct. for the Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	_	7.26%	_	_	_	_
Invesco Emerging Markets Innovators Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Charles Schwab & Co Inc Special Custody Account FBO Customers (RPS) Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	_	_	_	_	_	21.92%
Invesco Advisers Inc Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499	_	_	_	_	100.00%*	_
LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-3091	7.28%	9.76%	_	5.51%	_	_
Morgan Stanley Smith Barney LLC For Exclusive Benefit of Its Customers 1 New York Plaza, 12th Floor New York, NY 10004-1932	_	_	_	29.36%	_	_

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
National Financial Services LLC For Exclusive Benefit of Customers 200 Liberty Street One World Financial Center Attn: Mutual Funds 5th Floor New York, NY 10281-1003	8.25%	_	_	12.56%	_	58.84%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07339-0001	6.03%	9.49%	_	8.49%	_	_
Spec. Cdy. A/C EBOC UBSFSI Omni Account M/F Attn: Department Manager 1000 Harbor Blvd. Weehawken, NJ 07086-6761	_	_	_	12.23%	_	_
TD Ameritrade Inc. FBO Our Customers PO Box 2226 Omaha, NE 68103-2226	_	_	_	_	_	10.99%
Wells Fargo Clearing Services LLC Special Custody A/C FEBO Customer 2801 Market Street Saint Louis, MO 63103-2523	6.52%	14.61%	_	16.02%	_	_
*Owned of record and beneficially
Invesco Emerging Markets Local Debt Fund
Name and Address of Principal Holder		Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
American Enterprise Investment Svc. 707 2nd Ave. S Minneapolis, MN 55402-2405	_	_	_	16.70%	_	_
Capital Bank & Trust Co. FBO Jose A. Capellan MD PA PSPco Fascore Greenwood Village, CO	_	_	8.69%	_	_	_
Edward D. Jones & Co. FBO Customers 12555 Manchester Rd. St. Louis, MO 63131-3710	_	_	_	_	_	88.04%
Great West Trust Co. LLC FBO Employee Benefits Client 401k 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	_	_	_	_	_	6.89%
Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree St. NE, Ste. 1800 Atlanta, GA 30309-2499	_	_	_	_	100.00%*	_
Ludlow Funeral Home Kelli M. McKenney Ludlow, MA	_	_	8.34%	_	_	_
LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Dr. San Diego, CA 92121-3091	6.86%	_	_	_	_	_
Morgan Stanley Smith Barney LLC For the Exclusive FBO Its Customers 1 New York Plaza, Fl. 12 New York, NY 10004-1932	6.01%	13.08%	_	30.81%	_	_

Name and Address of Principal Holder		Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
National Financial Services LLC For Exclusive Benefit of Customers 200 Liberty Street One World Financial Center Attn: Mutual Funds, 5th Floor New York, NY 10281-1003	9.47%	14.01%	_	_	_	_
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	5.90%	6.94%	_	5.64%	_	_
Spec. Custody Account EBOC UBS FSI Omni Account M/F Attn: Department Manager 1000 Harbor Blvd. Weehawken, NJ 07086-6761	_	7.04%	_	7.25%	_	_
Wells Fargo Clearing Services LLC Special Custody Acct. for the Exclusive FBO Customer 2801 Market St. Saint Louis, MO 63103-2523	11.05%	18.19%	_	18.87%	_	_
*Owned of record and beneficially
Invesco Emerging Markets Select Equity Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Ascensus Trustco FBO Brian W. Dossett M. D. Ltd. Profit Sharing P.O. Box 10758 Fargo, ND	_	_	5.01%	_	_	_
Edward D. Jones & Co. For the Benefit of Customers 12555 Manchester Rd. Saint Louis, MO 63131-3710	18.97%	_	_	9.83%	_	_
First State Trust Co. Delaware Corporate Center I 1 Righter Pkwy. Ste. 120 Wilmington, DE 19803-1533	_	_	_	22.91%	_	_
Great-West Trust Company LLC FBO Employee Benefits Clients 401K 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	_	_	_	_	_	21.99%
ICMA Retirement Corp. 777 North Capitol Street NE Washington, DC 20002-4240	_	_	_	7.67%	_	_
Invesco Group Services Inc. 1555 Peachtree St. NE Atlanta, GA 30309-2460	_	_	_	_	98.66%	_
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr. San Diego, CA 92121-3091	_	_	_	12.21%	_	_
Maureen K. Wolfson, TTEE Equitable Life for Separate Acct. On Behalf of Various 401K Expeditor Ken Butka-Equitable Secaucus, NJ	_	_	21.43%	_	_	19.45%

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd. FL 5 FL 4 Jersey City, NJ 07310-2010	14.18%	12.18%	_	17.38%	_	47.85%
Natixis c/o Fund Solutions Dept. 47 Quai D’Austerlitz Paris FRANCE 75013	_	_	_	5.68%	_	_
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	5.25%	15.29%	_	_	_	_
Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy. St. Petersburg, FL 33716-1102	_	6.90%	_	5.38%	_	_
Reliance Trust Co. TTEE FBO ADP Access Large Market 401K P.O. Box 78446 Atlanta, GA 30357-2446	_	_	_	_	_	8.50%
UBS WM USA OMNI Account M/F Attn: Department Manager Spec Cdy A/C Excl. Ben. Cust. UBSFSI 1000 Harbor Blvd. Weehawken, NJ 07086-6761	_	5.54%	_	9.36%	_	_
Invesco Endeavor Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Investor Class Shares	Class R5 Shares	Class R6 Shares
American Enterprise Investment Service 707 2nd Avenue S. Minneapolis, MN 55402-2405	5.27%	8.68%	_	30.85%	_	_	_
BNY Mellon Investment Servicing Inc. FBO Primerica Financial Services 760 Moore Rd. King of Prussia, PA 19406- 1212	15.79%	_	_	_	_	_	_
Edward D. Jones & Co. For the Benefit of Customers 12555 Manchester Rd. Saint Louis, MO 63131-3710	_	_	_	_	_	_	23.99%
Great-West Trust Company LLC Trust/Retirement Plans 8515 E. Orchard Rd. 2T2 Greenwood Village, CO 80111-5002	_	_	_	_	_	34.37%	_
Massachusetts Mutual Life Insurance Co. MIP M200-INVST 1295 State Street Springfield, MA 01111-0001	_	_	5.01%	_	_	_	_

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Investor Class Shares	Class R5 Shares	Class R6 Shares
Mid Atlantic Trustco. FBO Synthesis Health Systems 401K Pro 1251 Waterfront Place Suite 525 Pittsburgh, PA 15222-4228	_	_	_	_	_	_	7.31%
Morgan Stanley Smith Barney LLC For Exclusive Benefit of Customers 1 New York Plz. Fl. 12 New York, NY 10004-1932	_	_	_	5.43%	_	_	_
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd., Fl. 5 Fl. 4 Jersey City, NJ 07310-2010	9.18%	19.02%	_	14.32%	_	5.81%	7.79%
Nationwide Trustco FSB c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	_	_	_	_	_	56.82%	_
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	7.71%	7.05%	_	_	_	_	_
Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy. St. Petersburg, FL 33716- 1102	_	_	_	10.53%	_	_	_
State Street Bank & Trust As Cust. FBO ADP Access Product 1 Lincoln Stotech Ctr., Fl. 6 Boston, MA 02111	_	_	14.52%	_	_	_	50.66%
Stifel Nicolaus & Co. Inc. Exclusive Benefit of Customers 501 N. Broadway Saint Louis, MO 63102-2137	_	5.77%	_	_	_	_	_
Voya Ret. Insurance & Annuity Co. One Orange Way B3N Windsor, CT 06095-4773	_	_	10.60%	_	_	_	_
Wells Fargo Clearing Services LLC Special Custody Acct. for the Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	_	6.89%	_	_	_	_	_
Invesco Fundamental Alternatives Fund
Name and Address of Principal Holder			Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
American Enterprise Investment Svc. 707 2nd Ave. S. Minneapolis, MN 55402-2405	_	_	_	20.92%	_	_

Name and Address of Principal Holder			Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree St. NE, Ste. 1800 Atlanta, GA 30309-2499	_	_	_	_	100.00%*	_
Invesco Growth Allocation Fund Fund Omnibus Account KGHL 11 Greenway Plz. Ste. 2500 Houston, TX 77046-1188	_	_	_	_	_	13.71%
LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-3091	_	9.46%	_	_	_	_
Morgan Stanley Smith Barney LLC For the Exclusive FBO Its Customers 1 New York Plaza, Fl. 12 New York, NY 10004-1901	_	_	_	7.19%	_	_
National Financial Services LLC For Exclusive Benefit of Customers 200 Liberty Street One World Financial Center Attention: Mutual Funds, 5th Floor New York, NY 10281-1003	6.31%	6.08%	_	13.86%	_	_
Oppenheimer Portfolio Series Active Allocation Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924	_	_	_	_	_	28.96%
Oppenheimer Portfolio Series Conservative Investor Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924	_	_	_	_	_	7.30%
Oppenheimer Portfolio Series Growth Investor Fund Attn: Fund Treasury 6803 S. Tucson WayCentennial, CO 80112-3924	_	_	_	_	_	11.40%
Oppenheimer Portfolio Series Moderate Investor Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924	_	_	_	_	_	29.48%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	5.36%	_	_	6.45%	_	_
Wells Fargo Clearing Services LLC Special Custody Acct. for the Exclusive FBO Customer 2801 Market St. St. Louis, MO 63103-2523	_	_	_	25.19%	_	_
*Owned of record and beneficially
Invesco Global Allocation Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
American Enterprise Investment Service 707 2nd Avenue S. Minneapolis, MN 55402-2405	_	_	_	8.75%	_	_

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Charles Schwab & Co. Inc. Special Custody Acct. FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	_	_	_	7.63%	_	_
Edward D. Jones & Co. For the Benefit of Customers 12555 Manchester Rd. Saint Louis, MO 63131-3710	--	_	_	_	_	6.15%
Hartford Life Insurance Co. Separate Account 401K Attn: UIT Operations P. O. Box 2999 Hartford, CT 06104-2999	_	_	_	_		8.46%
Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree Street NE, Suite 1800 Atlanta, GA 30309-2499	_	_	_	_	100.00%*	_
Mass Mutual Life Insurance Co. Separate Investment A/C 1295 State Street Springfield, MA 01111-0001	_	_	_	8.72%	_	_
Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of its Customers Attn: Fund Admin. 4800 Deer Lake Dr. E, Fl. 3 Jacksonville, FL 32246-6484	_	_	_	7.33%	_	_
Morgan Stanley Smith Barney LLC For the Exclusive FBO Its Customers 1 New York Plaza, Fl. 12 New York, NY 10004-1932	_	_	_	20.20%	_	_
National Financial Services LLC For Exclusive Benefit of Customers Attn: Mutual Funds, 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-1995	_	_	_	_	_	6.13%
National Financial Services LLC For Exclusive Benefit of Customers Attn: Mutual Funds, 5th Floor 200 Liberty Street One World Financial Center New York, NY 10281-1003	6.69%	_	_	8.70%	_	_
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	7.13%	_	_	6.29%	_	_
Reliance Trust Co. FBO MassMutual Registered Product P.O. Box 78446 Atlanta, GA 30357-2446	_	_	_	_	_	62.23%
*Owned of record and beneficially
Invesco Global Infrastructure Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Edward D. Jones & Co. For the Benefit of Customers 12555 Manchester Rd. Saint Louis, MO 63131-3710	7.35%	_	_	_	_	_

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
IFB Retirement Plan Pen. Pl. dated 12/31/2013 FBO Bruce Crockett Attn: Sheri Morris P.O. Box 4333 Houston, TX 77210-4333	_	_	_	5.32%	_	_
Invesco Advisers, Inc. Attn: Corporate Controller 1555 Peachtree St. NE Suite 1800 Atlanta, GA 30309-2499	_	_	_	_	100.00%*	_
Invesco Conservative Allocation Fund Omnibus Account KGHO 11 Greenway Plz. Ste. 2500 Houston, TX 77046-1188	_	_	_	_	_	5.25%
Invesco Growth Allocation Fund Fund Omnibus Account KGHL 11 Greenway Plz. Ste. 2500 Houston, TX 77046-1188	_	_	_	_	_	16.15%
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr. San Diego, CA 92121-3091	5.46%	20.60%	_	7.45%	_	_
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd., FL 5 FL 4 Jersey City, NJ 07310-2010	7.55%	6.46%	_	53.25%	_	_
Natixis c/o Fund Solutions Dept. 47 Quai D’Austerlitz Paris, France 75013	_	_	_	11.93%	_	_
Oppenheimer Portfolio Series Active Allocation Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924	_	_	_	_	_	23.62%
Oppenheimer Portfolio Series Conservative Investor Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924	_	_	_	_	_	6.30%
Oppenheimer Portfolio Series Growth Investor Fund Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924	_	_	_	_	_	13.32%
Oppenheimer Portfolio Series Moderate Investor Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924	_	_	_	_	_	35.28%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	14.18%	19.90%	_	9.92%	_	_
*Owned of record and beneficially

Invesco Global Strategic Income Fund
Name and Address of Principal Holder			Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
American Enterprise Investment Svc. 707 2nd Ave. South Minneapolis, MN 55402-2405	_	_	_	15.57%	_	_
Edward D. Jones & Co. For the Benefit of Customers 12555 Manchester Rd. Saint Louis, MO 63131-3710	_	_	_	_	_	7.77%
Great-West Trust Co. LLC TTE Recordkeeping for Large Benefit 8525 E. Orchard Rd. Greenwood Village, CO 80111-5002	_	_	_	_	_	9.70%
Hartford Life Insurance Co. Separate Account Attn UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	_	_	_	_	_	5.35%
Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree St. NE, Ste. 1800 Atlanta, GA 30309-2499	_	_	_	_	100.00%*	_
Mass Mutual Life Insurance Co. - 1 Separate Investment A/C 1295 State St. MIP C105 Springfield, MA 01111-0001	_	_	_	6.24%	_	_
Mass Mutual Life Insurance Co. - 2 Separate Investment A/C 1295 State St. MIP C105 Springfield, MA 01111-0001	_	_	_	6.28%	_	_
Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of its Customers Attn: Fund Admin. 4800 Deer Lake Dr E Fl. 3 Jacksonville, FL 32246-6484	_	_	_	5.56%	_	_
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plaza Fl. 12 New York, NY 10004-1932	_	_	_	5.85%	_	_
National Financial Services LLC For Exclusive Benefit of Customers 200 Liberty Street One World Financial Center Attn: Mutual Funds, 5th Floor New York, NY 10281-1003	6.98%	5.50%	_	12.47%	_	10.72%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	7.15%	7.03%	_	9.93%	_	_
Raymond James Omnibus for Mutual Funds House A/C Firm Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102	_	_	_	7.33%	_	_
Reliance Trust Co. FBO MassMutual Registered Product P.O. Box 78446 Atlanta, GA 30357-2446	_	_	_	_	_	18.74%
Reliance Trust Co. FBO MM RPC Inc. 3365 FOF P.O. 78446 Atlanta, GA 30357-2446	_	_	_	_	_	13.18%

Name and Address of Principal Holder			Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Special Custody A/C EBOC UBSFSI Omni Account M/F Attn: Department Manager 1000 Harbor Blvd. Weehawken, NJ 07086-6761	_	_	_	7.15%	_	_
State Street Bank & Trust As Tr. & Cus. FBO ADP Access 1 Lincoln St. Boston, MA 02111-2900	_	_	5.46%	_	_	_
TD Ameritrade, Inc. FBO Our Customers P.O. Box 2226 Omaha, NE 68103-2226	_	_	_	_	_	5.77%
*Owned of record and beneficially
Invesco Global Targeted Returns Fund
Name and Address of Principal Holder		Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
5940 StyleAnn-Sofi Maycher Brielle, NJ	_	_	16.32%	_	_	_
American Enterprise Investment Service 707 2nd Avenue S. Minneapolis, MN 55402-2405	_	_	_	16.95%
Ascensus Trustco FBO P West Co Inc. dba Custom Building P.O. Box 10758 Fargo, ND 58106-0758	_	_	_	_	_	12.93%
Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	80.57%	_	_	17.74%	_	_
Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree St. NE, Ste. 1800 Atlanta, GA 30309-2499	_	_	16.27%	_	100.00%*	_
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr. San Diego, CA 92121-3091	_	69.89%	_	5.22%	_	_
Marcmon Realty Group Inc. Reggie Ray Chattahoochee Hills, GA 30268-1844	_	_	15.46%	_	_	_
Martin L. Flanagan and Jennifer D. Flanagan TTEES Atlanta, GA	_	_	_	7.46%	_	_
Morgan Stanley Smith Barney LLC For Exclusive Benefit of Customers 1 New York Plaza, Fl. 12 New York, NY 10004-1932	_	15.11%	_	_	_	_
Mountain Stream Consulting Inc. Craig S. Tanikawa Sacramento, CA	_	_	36.16%	_	_	_

Name and Address of Principal Holder		Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd., FL 5 Jersey City, NJ 07310-2010	_	_	_	28.27%	_	86.29%
Patty Mendoza Hairstylist Parastou Mendoza Rancho Santa Margarita, CA	_	_	10.94%	_	_	_
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	5.14%	_	_	_	_	_
Wells Fargo Bank NA FBO Melville Charitable Trust Inc MF P.O. Box 1533 Minneapolis, MN 55480-1533				13.49%
*Owned of record and beneficially
Invesco Greater China Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Ascensus Trustco FBO Gastroenterology Spec of SW FL PA 401K P.O. Box 10758 Fargo, ND 58106-0758	_	_	_	_	36.98%
BNY Mellon Investment Servicing Inc. FBO Primerica Financial Services 760 Moore Rd. King of Prussia, PA 19406-1212	10.17%	_	_	_	_
Charles Schwab & Co. Inc. Special Custody Acct. FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	_	5.14%	_	_	_
Edward D. Jones & Co. For the Benefit of Customers 12555 Manchester Rd. Saint Louis, MO 63131-3710	_	_	_	_	54.77%
Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree St. NE, Ste. 1800 Atlanta, GA 30309-2499	_	_	_	19.62%	_
ITC Cust. SEP IRA Joseph C. Bradley FBO Joseph C. Bradley Ft. Myers Beach, FL	_	6.31%	_	_	_
Juliet S. Ellis Houston, TX	_	_	5.74%	_	_
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr. San Diego, CA 92121-3091	_	8.60%	_	_	_
Mid Atlantic Trustco FBO Spectral Evolution 401K PL 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	_	_	_	80.32%	_
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd., FL 5 FL 4 Jersey City, NJ 07310-2010	9.02%	10.27%	18.92%	_	_

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Natixis c/o Fund Solutions Dept. 47 Quai D’Austerlitz Paris, FRANCE 75013	_	_	11.32%	_	_
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	7.77%	9.85%	5.94%	_	_
Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy. St. Petersburg, FL 33716-1102	_	6.25%	8.55%	_	_
UBS WM USA OMNI Account M/F Attn: Department Manager Spec, Cdy. A/C Excl. Ben. Customer UBSFSI 1000 Harbor Blvd. Weehawken, NJ 07086-6761	_	_	6.02%	_	_
Wells Fargo Clearing Services LLC Special Custody Acct. for the Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	6.11%	_	16.59%	_	_
Invesco Health Care Fund
Name and Address of Principal Holder			Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Investor Class	Class R6 Shares
BNY Mellon Investment Servicing Inc. FBO Primerica Financial Services 760 Moore Rd. King of Prussia, PA 19406-1212	5.94%	_	_	_	_	_
Charles Schwab & Co. Inc. 1 Special Custody Acct. FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	_	_	_	6.89%	11.61%	_
Charles Schwab & Co. Inc. 2 Special Custody Acct. FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	_	_	_	7.39%	_	_
J.P. Morgan Securities LLC For the Exclusive Benefit of Our Customers 4 Chase Metrotech Center Brooklyn, NY 11245-0001	_	_	_	_	_	6.57%
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	_	_	_	5.11%	_	_
Matrix Trust Company as Agent for Advisor Trust, Inc. 717 17th St. Ste. 1300 Denver, CO 80202-3304	_	_	_	_	_	11.64%

Name and Address of Principal Holder			Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Investor Class	Class R6 Shares
Morgan Stanley Smith Barney LLC For Exclusive Benefit of Customers 1 New York Plaza, Fl. 12 New York, NY 10004-1932	13.67%	_	_	12.48%	_	_
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd FL 5 FL 4 Jersey City, NJ 07310-2010	6.53%	5.15%	_	10.52%	6.91%	75.60%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	5.56%	15.53%		11.15%
Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102	_	_	_	9.30%	_	_
UBS WM USA Omni Account M/F Attn: Department Manager Spec Cdy A/C Excl Ben Cust UBSFSI 1000 Harbor Blvd. Weehawken, NJ 07086-6761	_	_	_	5.19%	_	_
Wells Fargo Clearing Services LLC Special Custody A/C for the Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	5.32%	_	_	5.91%	_	_
Invesco International Bond Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
American Enterprise Investment Service 707 2nd Avenue South Minneapolis, MN 55402-2405	_	_	_	6.90%	_	_
Charles Schwab & Co. Inc. Special Custody Acct. FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	_	_	_	_	_	5.19%
Hartford Life Insurance Co. Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	_	_	27.62%	_	_	_
Invesco Advisers, Inc. Attn: Corporate Controller 1555 Peachtree St. NE Ste. 1800 Atlanta, GA 30309-2499	_	_	_	_	100.00%*	_
Invesco Conservative Allocation Fund Omnibus Account KGHO 11 Greenway Plz. Ste. 2500 Houston, TX 77046-1188	_	_	_	_	_	5.44%
Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Customers Attn: Fund Admin. 4800 Deer Lake Drive E., FL 3 Jacksonville, FL 32246-6484	6.80%	_	_	6.73%	_	_

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Morgan Stanley Smith Barney LLC For the Exclusive FBO Its Customers 1 New York Plaza, Fl. 12 New York, NY 10004-1932	5.77%	_	_	10.06%	_	_
National Financial Services LLC For Exclusive Benefit of Customers 200 Liberty Street One World Financial Center Attn: Mutual Funds, 5th Floor New York, NY 10281-1003	9.46%	6.96%	_	15.30%	_	11.03%
Oppenheimer Portfolio Series Conservative Investor Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924	_	_	_	_	_	12.43%
Oppenheimer Portfolio Series Moderate Investor Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924	_	_	_	_	_	13.41%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	6.87%	7.73%	_	9.64%	_	_
Special Custody A/C EBOC UBSFSI Omni Account M/F Attn: Department Manager 1000 Harbor Blvd. Weehawken, NJ 07086-6761	_	6.10%	_	12.14%	_	_
Voya Institutional Trust Co. Attn: Fund Operations 1 Orange Way Windsor, CT 06095-4773	_	_	12.01%	_	_	_
Wells Fargo Bank NA FBO Omnibus Account Reinvest/Reinves P.O. Box 1533 Minneapolis, MN 55480-1533	_	_	_	_	_	13.55%
Wells Fargo Clearing Services LLC Special Custody Acct. for the Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	5.54%	13.70%	_	11.56%	_	_
*Owned of record and beneficially
Invesco Macro Allocation Strategy Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
American Enterprise Investment Service 707 2nd Ave. S. Minneapolis, MN 55402-2405	18.33%	6.84%	_	_	_	_
Charles Schwab & Co. Inc. Special Custody Acct. FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	5.66%	_	_	_	_	_
Dorothy R. Miller John K. Miller Silver Spring, MD	_	_	5.78%	_	_	_
Elm Consulting Elaine Muise South Dartmouth, MA	_	_	11.91%	_	_	_

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Friendsight LLC Carrie G. Friend Monroe, CT	_	_	34.36%	_	_	_
Friendsight LLC Joshua Friend Monroe CT	_	_	32.54%	_	_	_
Invesco Advisers, Inc. Attn: Corporate Controller 1555 Peachtree St. NE Suite 1800 Atlanta, GA 30309-2499	_	_	7.79%	_	100.00%*	_
Invesco Growth Allocation Fund Fund Omnibus Account 11 Greenway Plz. Ste. 2500 Houston, TX 77046-1188	_	_	_	_	_	14.06%
ITC Cust SEP IRA FBO Joseph Cosenza West Seneca, NY	_	15.92%	_	_	_	_
ITC Cust IRA R/O FBO James D. Grace N. Tonawanda, NY	_	5.19%	_	_	_	_
Jay L. Epstein Advisor West Seneca, NY	_	_	5.74%	_	_	_
Merrill Lynch Pierce Fenner & Smith FBO the Sole Benefit of Its Customers Attn: Fund Admin. 4800 Deer Lake Drive E, Floor 2 Jacksonville, FL 32246-6484	_	6.77%	_	_	_	_
Morgan Stanley Smith Barney LLC For the Exclusive FBO Its Customers 1 New York Plaza, Fl. 12 New York, NY 10004-1932	33.83%	16.42%	_	19.47%	_	_
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd FL 5 FL 4 Jersey City, NJ 07310-2010	6.00%	_	_	5.23%	_	_
Natixis c/o Fund Solutions Dept. 47 Quai D’Austerlitz Paris FRANCE 75013	_	_	_	43.91%	_	_
Oppenheimer Portfolio Series Active Allocation Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924	_	_	_	_	_	30.98%
Oppenheimer Portfolio Series Conservative Investor Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924	_	_	_	_	_	7.70%
Oppenheimer Portfolio Series Growth Investor Fund Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924	_	_	_	_	_	11.69%
Oppenheimer Portfolio Series Moderate Investor Attn: Fund Treasury 6803 S. Tucson Way Centennial, CO 80112-3924	_	_	_	_	_	30.24%

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	_	9.47%	_	_	_	_
Scott Edwin Wolle & Victoria Callaway Wolle Atlanta, GA	_	_	_	16.24%	_	_
UBS WM USA Omni Account M/F Attn: Department Manager Spec Cdy A/C EBOC UBSFSI 1000 Harbor Blvd. Weehawken, NJ 07086-6761	_	7.22%	_	_	_	_
*Owned of record and beneficially
Invesco Multi-Asset Income Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
American Enterprise Investment Service 707 2nd Ave. S. Minneapolis, MN 55402-2405	_	12.10%	_	15.01%		_
Ascensus Trust Company FBO Food Solutions Inc. P.O. Box 10758 Fargo, ND 58106-0758	_	_	_	_	_	_
BNY Mellon Investment Servicing, Inc. FBO Primerica Financial Services 760 Moore Rd. King of Prussia, PA 19406-1212	_	_	_	_	_	_
Charles Schwab & Co. Inc. Special Custody Acct. FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	_	_	_	13.30%	_	_
Hartford Life Insurance Co. Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	_	_	33.66%	_	_	_
Invesco Advisers, Inc. Attn: Corporate Controller 1555 Peachtree St. NE Ste. 1800 Atlanta, GA 30309-2499	_	_	_	_	30.44%	_
Invesco Income Allocation Fund Omnibus Account KGHS 11 Greenway Plaza, Ste. 2500 Houston, TX 77046-1188	_	_	_	_	_	77.88%
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr. San Diego, CA 92121-3091	_	5.86%	_	6.78%	_	_
Mass Mutual Life Insurance Co. Separate Investment A/C 1295 State St MIP M200-INVST Springfield, MA 01111-0001	_	_	6.72%	_	_	_

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Matrix Trustco TTEE TRP RPS Recordkeeper FBO Office of Chapter 13 401K 405 S. Main St., Ste. 600 Salt Lake City, UT 84111-3408	_	_	_	_	69.56%	_
Merrill Lynch Pierce Fenner & Smith Inc. 4800 Deer Lake Dr E. Fl. 3 Jacksonville FL 32246-6484	_	_	_	7.52%	_	_
Morgan Stanley Smith Barney LLC For Exclusive Benefit of Customers 1 New York Plaza, Fl. 12 New York, NY 10004-1932	_	5.71%	_	13.75%	_	_
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd., Fl. 5 Fl. 4 Jersey City, NJ 07310-2010	6.69%	6.92%	_	7.54%	_	6.38%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	5.50%	10.97%	_	9.65%	_	_
Reliance Trust Co. Cust. FBO MassMutual Omnibus PLL/SMF P.O. Box 78446 Atlanta, GA 30357-2446	_	_	6.15%	_	_	_
UBS WM USA OMNI Account M/F Attn: Department Manager Spec. Cdy. A/C Excl. Ben. Customer 1000 Harbor Blvd. Weehawken, NJ 07086-6761	_	_	_	5.23%	_	_
Wells Fargo Clearing Services LLC Special Custody Acct. for the Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	_	14.60%	_	5.91%	_	_

Invesco Pacific Growth Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Ascensus Trust Company FBO Lawrence Duffy DMD PA 401(K) PS PLA P.O. Box 10758Fargo, ND	_	_	5.14%	_		_
Ascensus Trust Company FBO UIDC 401(K) Plan P.O. Box 10758 Fargo, ND 58106-0758	_	_	11.25%	_	_	_
Edward D. Jones & Co. For the Benefit of Customers 12555 Manchester Rd. Saint Louis, MO 63131-3710	_	_	_	_	_	94.31%
Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree St. NE, Ste. 1800 Atlanta, GA 30309-2499	_	_	_	_	100.00%*	_
Koch-Alger & Associates David Wayne Habeck Arnold, MD	_	_	6.51%	_	_	_

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr. San Diego, CA 92121-3091	_	6.25%	_	_	_	_
Morgan Stanley Smith Barney LLC For Exclusive Benefit of Customers 1 New York Plaza, Fl. 12 New York, NY 10004-1932	61.69%	8.91%	_	40.24%	_	_
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd., FL 5 Jersey City, NJ 07310-2010	_	_	_	27.88%	_	_
Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy. St. Petersburg, FL 33716-1102	_	9.00%	_	_	_	_
RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn: Mutual Fund Ops. Manager 510 Marquette Ave. S. Minneapolis, MN 55402-1110	_	_	_	5.95%	_	_
Wells Fargo Clearing Services LLC Special Custody Acct. for the Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	_	52.75%	_	_	_	_
*Owned of record and beneficially
Invesco Select Companies Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
BNY Mellon Investment Servicing, Inc. FBO Primerica Financial Services 760 Moore Rd. King of Prussia, PA 19406-1212	12.47%	_	_	_	_	_
Capital Bank & Trustco TTEE F. Davis & Davis Acct. & Heating Inc. PSP 8515 E. Orchard Rd. 2T2 Greenwood Village, CO 80111-5002	_	_	5.09%	_	_	_
DCGT Trustee & or Custodian FBO PLIC Various Retirement Plans Omnibus Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50391-0001	_	_	_	_	5.54%	_
Edward D. Jones & Co. For the Benefit of Customers 12555 Manchester Rd. Saint Louis, MO 63131-3710	_	_	_	_	_	86.91%
FIIOC FBO West Herr Employees’ Retirement Plan 100 Magellan Way (KW1C) Covington, KY 41015-1987	_	_	_	_	25.18%	_
Great-West Trust Company LLC FBO Employee Benefits Clients 401K 8515 E. Orchard Rd. 2T2 Greenwood Village, CO 80111-5002	_	_	8.20%	_	_	_

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
J.P. Morgan Securities LLC For the Exclusive Benefit of Our Customers 4 Chase Metrotech Center Brooklyn, NY 11245-0001	_	_	_	_	_	6.79%
John Hancock Trust Company LLC 690 Canton St., Ste. 100 Westwood, MA 02090-2324	_	_	_	_	6.48%	_
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr. San Diego, CA 92121-3091	_	_	_	10.79%	_	_
Matrix Trust Company Trustee FBO Eplan Svcs. Group Trust P.O. Box 52129 Phoenix, AZ 85072-2129	_	_	_	_	5.21%	_
Merrill Lynch Pierce Fenner & Smith FBO The Sole Benefit of Customers Attn: Fund Administration 4800 Deer Lake Dr. East 2nd Floor Jacksonville, FL 32246-6484	_	_	5.26%	_	_	_
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd., FL 5 Jersey City, NJ 07310-2010	7.08%	23.21%	_	37.86%	50.42%	_
PAI Trustco Inc. Campbell Shatley PLLC 401K PS P 1300 Enterprise Drive De Pere, WI 54115-4934	_	_	_	_	_	5.39%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	5.39%	9.18%	_	8.09%	_	_
Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy. St. Petersburg, FL 33716-1102	_	5.16%	_	5.31%	_	_
RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn: Mutual Fund OPS Manager 510 Marquette Avenue S Minneapolis, MN 55402-1110	_	_	_	_		_
Reliance Trust Co. Cust. FBO MassMutual Registered Product P.O. Box 78446 Atlanta, GA 30357-2446	5.41%	_	_	_		_
State Street Bank and Trust as Cust. FBO ADP Access Product 1 Lincoln Stotech Ctr., Fl. 6 Boston, MA 02111	_	_	6.27%	_	_	_
UBS WM USA OMNI Account M/F Attn: Department Manager Spec Cdy A/C Excl Ben Cust UBSFSI 1000 Harbor Blvd. Weehawken, NJ 07086-6761	_	_	_	6.25%	_	_
Wells Fargo Clearing Services LLC Special Custody Acct. for the Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	_	5.88%	_	_	_	_

Invesco U.S. Managed Volatility Fund
Name and Address of Principal Holder	Percentage Owned of Record
Class R6 Shares
Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree St., NE Ste. 1800 Atlanta, GA 30309-2499	29.91%
Invesco Peak Retirement 2025 c/o Invesco JLAF 11 Greenway Plaza, Floor 16 Houston, TX 77046-1100	10.66%
Invesco Peak Retirement 2030 c/o Invesco JLAG 11 Greenway Plaza, Floor 16 Houston, TX 77046-1100	18.75%
Invesco Peak Retirement 2035 Fund c/o Invesco JLAH 11 Greenway Plaza, Floor 16 Houston, TX 77046-1100	9.57%
Invesco Peak Retirement 2040 Fund c/o Invesco JLAI 11 Greenway Plaza, Floor 16 Houston, TX 77046-1100	10.99%
Invesco Peak Retirement 2045 Fund c/o Invesco JLAJ 11 Greenway Plaza, Floor 16 Houston, TX 77046-1100	5.30%
Invesco Peak Retirement 2050 Fund c/o Invesco JLAL 11 Greenway Plaza, Floor 16 Houston, TX 77046-1100	6.15%
Invesco World Bond Factor Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
American Enterprise Investment Service 707 2nd Avenue S. Minneapolis, MN 55402-2405	_	5.75%	_	29.34%	_	_
BNY Mellon Investment Servicing, Inc. FBO Primerica Financial Services 760 Moore Rd. King of Prussia, PA 19406-1212	7.57%	_	_	_	_	_
Edward D. Jones & Co. For the Benefit of Customers 12555 Manchester Rd. Saint Louis, MO 63131-3710	9.17%	_	_	_	_	_
FIIOC 401k FBO SPRI Ltd. 100 Magellan Way Covington, KY 41015-1987	_	_	_	_	_	8.29%
Great-West Trust Company LLC FBO Employee Benefits Clients 401K 8515 E. Orchard Rd. 2T2 Greenwood Village, CO 80111-5002	_	_	_	_	_	41.95%
Invesco Advisers Inc. Attn: Corporate Controller 1555 Peachtree St., NE Ste. 1800 Atlanta, GA 30309-2499	_	_	_	_	100.00%*	_

Name and Address of Principal Holder	Percentage Owned of Record
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr. San Diego, CA 92121-3091	_	19.79%	_	14.27%	_	_
Maureen K. Wolfson, TTEE Equitable Life for Separate Acct. on Behalf of Various 401K ExpeditorKen Butka – EquitableSecaucus, NJ	_	_	_	_	_	47.69%
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd., FL 5 FL 4 Jersey City, NJ 07310-2010	7.49%	_	_	16.36%	_	_
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	7.39%	14.83%	_	21.11%	_	_
TD Ameritrade Inc. FBO Our Customers P.O. Box 2226 Omaha, NE 68103-2226	5.36%	_	_	_	_	_
Wells Fargo Clearing Services LLC Special Custody Acct. for the Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	_	18.60%	_	8.92%	_	_
*Owned of record and beneficially
Management Ownership
As of February 1, 2021, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund, except the trustees and officers as a group owned 7.46% of the outstanding Class Y shares of Invesco Global Targeted Returns Fund and 3.10% of outstanding Class Y shares of Invesco Pacific Growth Fund.

APPENDIX G - MANAGEMENT FEES
For the last three fiscal years ended October 31, the management fees payable by each Fund, the amounts waived by Invesco and the net fees paid by each Fund were as follows:

	October 31, 2020			October 31, 2019			October 31, 2018
	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid
Invesco Balanced-Risk Allocation Fund	$24,697,556	$(1,569,336)	$23,128,220	$ 30,401,995	$(1,848,239)	$28,553,756	$40,453,781	$ (2,807,668)	$37,646,113
Invesco Balanced-Risk Commodity Strategy Fund	7,912,530	(2,673,070	5,239,460	13,670,807	(3,405,397)	10,265,410	11,172,844	(955,810)	10,217,034
Invesco Discovery Mid Cap Growth Fund	21,748,552	(42,494)	21,706,058	9,313,254	N/A	N/A	7,699,695	N/A	N/A
Invesco Emerging Markets All Cap Fund	18,781,874	(174,649)	18,607,225	19,216,323	(121,653)	19,094,670	26,890,493	(368,990)	26,521,503
Invesco Emerging Markets Select Equity Fund	731,457	(300,337)	431,120	601,579	(354,524)	247,055	572,218	(421,766)	150,452
Invesco Endeavor Fund	922,042	(3,917)	918,125	1,279,421	(11,541)	1,267,880	1,748,150	(39,573)	1,708,577
Invesco Fundamental Alternatives Fund	7,083,653	(331,279)	6,752,374	9,133,454	N/A	N/A	10,597,108	N/A	N/A
Invesco Global Allocation Fund	9,850,055	(1,468,667)	8,381,388	11,013,104	N/A	N/A	12,952,620	N/A	N/A
Invesco Global Infrastructure Fund	537,841	(141,232)	396,609	164,107	(164,107)	0	184,004	(184,004)	0
Invesco Global Targeted Returns Fund	627,029	(627,029)	0	814,998	(814,998)	0	1,461,340	(1,461,340)	0
Invesco Greater China Fund	720,804	(4,488)	716,316	753,899	(2,070)	751,829	907,678	(1,508)	906,170
Invesco Health Care Fund	8,928,825	(44,976)	8,883,849	8,398,173	(40,246)	8,357,927	8,620,247	(54,601)	8,565,646
Invesco Macro Allocation Strategy Fund	700,615	(289,645)	410,970	408,695	(278,105)	130,590	479,907	(332,611)	147,296
Invesco Multi-Asset Income Fund	6,608,964	(1,452,012)	5,156,952	3,058,241	(722,782)	2,335,459	3,081,040	(872,035)	2,209,005
Invesco Pacific Growth Fund	676,220	(2,323)	673,897	719,295	(1,081)	718,214	1,008,958	(2,620)	1,006,338
Invesco Select Companies Fund	2,311,887	(6,010)	2,305,877	2,768,415	(17,879)	2,750,536	3,405,418	(41,184)	3,364,234
Invesco U.S. Managed Volatility Fund	10,750	(10,750)	0	6,543	(6,543)	0	5,099	(5,099)	0
Invesco World Bond Factor Fund	109,835	(109,835)	0	163,044	(163,044)	0	192,045	(192,045)	0
For the last three fiscal years or periods indicated below, the management fees paid by the Funds, or the predecessor funds, as applicable, were as follows:
	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid	Management Fees Paid
	October 31, 2020			10 Month Ended October 31, 2019	December 31, 2018	December 31, 2017
Invesco Core Bond Fund*	$6,608,748	$(1,091,438)	$5,517,310	$5,915,853	$7,263,095	$6,641,022
*Prior to October 31, 2019, the fiscal year end of the Fund was December 31.
G-1

	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid	Management Fees Paid
	October 31, 2020			2 Month Ended October 31, 2019	August 31, 2019	August 31, 2018	August 31, 2017
Invesco Developing Markets Fund**	$301,999,959	$(997,005)	$301,002,954	$51,784,757	$298,769,275	$304,907,031	$246,686,894
Invesco Emerging Markets Innovators Fund**	6,134,786	(49,154)	6,085,632	1,150,829	6,794,792	5,276,579	2,943,483
**Prior to October 31, 2019, the fiscal year end of the Fund was August 31.
	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid	Management Fees Paid
	October 31, 2020			5 Month Ended October 31, 2019	May 31, 2019	May 31, 2018	May 31, 2017
Invesco Emerging Markets Local Debt Fund***	$1,366,697	$(205,828)	$1,160,869	$659,340	$1,560,861	$1,456,349	$1,560,861
***Prior to July 31, 2019, the fiscal year end of the Fund was May31.
	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid	Management Fees Paid
	October 31, 2020			One Month Ended October 31, 2019	September 30, 2019	September 30, 2018	September 30, 2017
Invesco Global Strategic Income Fund****	$16,230,331	$(396,612)	$15,833,719	$1,586,287	$19,409,801	$22,827,399	$25,530,576
Invesco International Bond Fund****	17,017,424	(838,072)	16,179,352	1,715,049	25,410,396	30,384,364	29,296,072
**** Prior to October 31, 2019, the fiscal year end of the Fund was September 30.
G-2

APPENDIX H - PORTFOLIO MANAGERS
Portfolio Manager Fund Holdings and Information on Other Managed Accounts
Invesco’s portfolio managers develop investment models which are used in connection with the management of certain Invesco Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The ‘Investments’ chart reflects the portfolio managers' investments in the Fund(s) that they manage and includes investments in the Fund’s shares beneficially owned by a portfolio manager, as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household). The ‘Assets Managed’ chart reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities.  Accounts are grouped into three categories: (i) other registered investment companies; (ii) other pooled investment vehicles; and (iii) other accounts.  To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically noted.  In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.
Investments
The following information is as of October 31, 2020 (unless otherwise noted):

Fund	Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Balanced-Risk Allocation Fund
	Mark Ahnrud	Over $1,000,000
	Chris Devine	$500,001 - $1,000,000
	Scott Hixon	Over $1,000,000
	Christian Ulrich	$500,001 - $1,000,000
	Scott Wolle	Over $1,000,000

Invesco Balanced-Risk Commodity Strategy Fund
	Mark Ahnrud	$100,001 - $500,000
	Chris Devine	$100,001 - $500,000
	Scott Hixon	$100,001 - $500,000
	Christian Ulrich	$100,001 - $500,000
	Scott Wolle	$500,001 - $1,000,000

Invesco Core Bond Fund
	Michael Hyman	None
	Matthew Brill	None
	Todd Schomberg	None

Invesco Developing Markets Fund
	Justin Leverenz	Over $1,000,000

Invesco Discovery Mid Cap Growth Fund
	Ronald Zibelli, Jr.	Over $1,000,000
	Justin Livengood	$500,001 - $1,000,000

Invesco Emerging Markets All Cap Fund
	Steve Cao	Over $1,000,000

Fund	Portfolio Managers	Dollar Range of Investments in the Fund
	Borge Endresen	Over $1,000,000
	Brent Bates	Over $1,000,000
	Mark Jason	$100,001 - $500,000

Invesco Emerging Markets Innovators Fund
	Justin Leverenz	Over $1,000,000

Invesco Emerging Markets Local Debt Fund
	Hemant Baijal	$100,001 - $500,000
	Wim Vandenhoeck	$100,001 - $500,000

Invesco Emerging Markets Select Equity Fund
	Jeff Feng[1]	$100,001 - $500,000

Invesco Endeavor Fund
	Belinda Cavazos	None

Invesco Fundamental Alternatives Fund
	Chris Devine	None
	Tarun Gupta	None
	Scott Hixon	None
	Jay Raol	None
	Scott Wolle	None

Invesco Global Allocation Fund
	Alessio de Longis	$100,001 - $500,000
	Duy Nguyen	None

Invesco Global Infrastructure Fund
	Mark Blackburn	$100,001 - $500,000
	James Cowen[1]	None
	Paul Curbo[2]	$10,001 - $50,000
	Grant Jackson	$1 - $10,000
	Joe Rodriguez, Jr.	$100,001 - $500,000
	Darin Turner	$50,001 - $100,000
	Ping-Ying Wang	$1 - $10,000

Invesco Global Strategic Income Fund
	Hemant Baijal	$100,001 - $500,000
	Christopher (Chris) Kelly	$100,001 - $500,000

Invesco Global Targeted Returns Fund
	Richard Batty[1]	None
	Sebastian Mackay[1]	None
	David Millar[1]	None
	Gwilym Satchell[1]	None
	Danielle Singer	$100,001 - $500,000

Invesco Greater China Fund
	Mike Shaio[1]	None

Fund	Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Health Care Fund
	Justin Livengood[3]	None
	Henry Wu	$100,001 - $500,000

Invesco International Bond Fund
	Hemant Baijal	$500,001 - $1,000,000
	Christopher (Chris) Kelly	$100,001 - $500,000
	Wim Vandenhoeck	$100,001 - $500,000

Invesco Macro Allocation Strategy Fund
	Mark Ahnrud	$100,001 - $500,000
	Chris Devine	$100,001 - $500,000
	Scott Hixon	$500,001 - $1,000,000
	Christian Ulrich	$100,001 - $500,000
	Scott Wolle	Over $1,000,000

Invesco Multi-Asset Income Fund
	Mark Ahnrud	$100,001 - $500,000
	John Burrello	$100,001 - $500,000
	Chris Devine	$100,001 - $500,000
	Scott Hixon	$500,001 - $1,000,000
	Peter Hubbard	None
	Christian Ulrich	$100,001 - $500,000
	Scott Wolle	Over $1,000,000

Invesco Pacific Growth Fund
	Mike Shaio[1]	None

Invesco Select Companies Fund
	Joy Budzinski	None
	Magnus Krantz	None
	Kristin Ketner Pak	None
	Adam Weiner	None
	Raman Vardharaj	None
	Matthew P. Ziehl	None

Invesco U.S. Managed Volatility Fund
	Jacob Borbidge	None
	Alessio de Longis[4]	None
	David Hemming	None
	Duy Nguyen	None
	Ted Samulowitz	None

Invesco World Bond Factor Fund
	Noelle Corum	$1 - $10,000
	James Ong	$10,001 - $50,000
	Jay Raol	$10,001 - $50,000
	Sash Sarangi	$1 - $10,000

Fund	Portfolio Managers	Dollar Range of Investments in the Fund
1. The Portfolio Manager is not domiciled in the United States. Accordingly, the portfolio manager may not invest in the Fund.
Assets Managed
The following information is as of October 31, 2020 (unless otherwise noted):

Portfolio Manager(s)	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Balanced Risk Allocation Fund
Mark Ahnrud	12	$5,107.3	16	$2,011.0	None	None
Chris Devine	13	$5,874.3	16	$2,011.0	None	None
Scott Hixon	13	$5,874.3	16	$2,011.0	None	None
Christian Ulrich	12	$5,107.3	16	$2,011.0	None	None
Scott Wolle	13	$5,874.3	21	$5,328.3	None	None

Invesco Balanced-Risk Commodity Strategy Fund
Mark Ahnrud	12	$6,893.2	16	$2,011.0	None	None
Chris Devine	13	$7,660.2	16	$2,011.0	None	None
Scott Hixon	13	$7,660.2	16	$2,011.0	None	None
Christian Ulrich	12	$6,893.2	16	$2,011.0	None	None
Scott Wolle	13	$7,660.2	21	$5,328.3	None	None

Invesco Core Bond Fund
Michael Hyman	8	$12,061.5	18	$5,042.3	None	None
Matthew Brill	7	$11,874.6	17	$5,449.9	None	None
Todd Schomberg	8	$11,237.2	15	$4,840.0	None	None

Invesco Developing Markets Fund
Justin Leverenz	5	$2,231.1	10	$6,763.3	2	$325.9

Invesco Discovery Mid Cap Growth Fund
Ronald Zibelli, Jr.	5	$4,895.3	2	$130.2	None	None
Justin Livengood	1	$1,016.2	1	$50.6	None	None

Invesco Emerging Markets All Cap Fund
Steve Cao	2	$934.4	3	$631.3	None	None
Borge Endresen	3	$1,367.5	1	$42.0	None	None
Brent Bates	6	$6,705.5	3	$1,934.0	4,637[5]	$2,140.0[5]
Mark Jason	7	$7,517.8	4	$2,008.2	4,637[5]	$2,140.0[5]

Invesco Emerging Markets Innovators Fund
Justin Leverenz	5	$42,127.8	10	$6,763.4	2	$325.9

Invesco Emerging Markets Local Debt Fund
Hemant Baijal	3	$6,302.8	4	$996.6	None	None
Wim Vandenhoeck	1	$2,648.9	2	$725.0	None	None

Invesco Emerging Markets Select Equity Fund
Jeff Feng	1	$213.1	14	$7,508.5	10[5]	$1.4[5]

Invesco Endeavor Fund
Belinda Cavazos	3	$5,144.8	None	None	53[5]	$12.9[5]

Portfolio Manager(s)	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Invesco Fundamental Alternatives Fund
Chris Devine	13	$7,498.5	16	$2,011.0	None	None
Tarun Gupta	3	$243.3	None	None	None	None
Scott Hixon	13	$7,498.5	16	$2,011.0	None	None
Jay Raol	3	$274.2	None	None	None	None
Scott Wolle	13	$7,498.5	21	$5,328.3	None	None
Chris Devine	13	$7,498.5	16	$2,011.0	None	None

Invesco Global Allocation Fund
Alessio de Longis	1	$2,117.2	1	$11.3	None	None
Duy Nguyen	27	$9,048.2	8	$390.7	8,592[5]	$556.4[5]

Invesco Global Infrastructure Fund
Mark Blackburn	10	$4,388.7	3	$961.9	27	$6,596.4
James Cowen	9	$4,310.4	3	$961.9	27	$6,596.4
Paul Curbo[2]	10	$4,388.7	3	$961.9	27	$6,596.4
Grant Jackson	10	$4,388.7	3	$961.9	27	$6,596.4
Joe Rodriguez, Jr.	10	$4,388.7	3	$961.9	27	$6,596.4
Darin Turner	10	$4,388.7	3	$961.9	27	$6,596.4
Ping-Ying Wang	10	$4,388.7	3	$961.9	27	$6,596.4

Invesco Global Strategic Income Fund
Hemant Baijal	3	$3,777.6	4	$995.6	None	None
Christopher (Chris) Kelly	2	$3,633.6	1	$114.3	None	None

Invesco Global Targeted Returns Fund
Richard Batty	None	None	10	$12,293.5	1	$3,154.6
Sebastian Mackay	None	None	5	$12,260.8	1	$3,154.6
David Millar	None	None	5	$12,260.8	1	$3,154.6
Gwilym Satchell	None	None	5	$12,260.8	1	$3,154.6
Danielle Singer	2	$607.2	None	None	None	None

Invesco Greater China Fund
Mike Shiao	1	$81.0	5	$3,637.0	4	$1,455.0

Invesco Health Care Fund
Justin Livengood[3]	3	$7,878.1	2	$437.1	None	None
Henry Wu	1	$205.9	2	$671.9	None	None

Invesco International Bond Fund
Hemant Baijal	3	$3,797.8	3	$995.6	None	None
Christopher (Chris) Kelly	2	$3,653.8	1	$114.3	None	None
Wim Vandenhoeck	1	$144.0	2	$725.0	None	None

Invesco Macro Allocation Fund
Mark Ahnrud	12	$7,313.8	16	$2,011.0	None	None
Chris Devine	13	$8,080.8	16	$2,011.0	None	None
Scott Hixon	13	$8,080.8	16	$2,011.0	None	None
Christian Ulrich	12	$7,313.8	16	$2,011.0	None	None
Scott Wolle	13	$8,080.8	21	$5,328.3	None	None

Invesco Multi-Asset Income Fund
Mark Ahnrud	12	$5,605.9	16	$2,011.0	None	None
John Burrello	1	$17.5	None	None	None	None

Portfolio Manager(s)	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Chris Devine	13	$6,372.9	16	$2,011.0	None	None
Scott Hixon	13	$6,372.9	16	$2,011.0	None	None
Peter Hubbard	206	$113,877.4	81	$168,978.6	1	$552.3
Christian Ulrich	12	$5,605.9	16	$2,011.0	None	None
Scott Wolle	13	$6,372.9	21	$5,328.3	None	None

Invesco Pacific Growth Fund
Mike Shiao	1	$90.0	5	$3,637	4	$1,455

Invesco Select Companies Fund
Joy Budzinski	7	$5,619.3	1	$93.7	54	$49.9
Kristin Ketner Pak	6	$4,519.2	1	$93.7	54	$49.9
Magnus Krantz	8	$5,807.2	1	$93.7	54	$49.9
Raman Vardharaj	7	$7,081.9	1	$93.7	54	$49.9
Adam Weiner	6	$4,519.2	1	$93.7	54	$49.9
Matthew Ziehl	6	$4,519.2	1	$93.7	54	$49.9

Invesco U.S. Managed Volatility Fund
Jacob Borbidge	27	$10,494.6	None	None	8,592[5]	$556.4[5]
Alessio de Longis[4]	2	$3,782.3	1	$8.6	None	None
David Hemming	3	$2,743.2	11	$2,980.1	None	None
Duy Nguyen	27	$10,255.8	8	$390.7	8,592[5]	$556.4[5]
Ted Samulowitz	3	$2,743.2	11	$2,980.1	None	None

Invesco World Bond Factor Fund
Noelle Corum	3	$677.6	None	None	None	None
James Ong	2	$233.7	None	None	None	None
Jay Raol	3	$1,000.6	None	None	None	None
Sash Sarangi	2	$233.7	None	None	None	None

2 Effective on or about April 1, 2021, the Portfolio Manager will no longer serve on the Fund.
3 Began serving on the Fund effective December 18, 2020. Investments and Assets Managed information is as of December 31, 2020.
4 Began serving on the Fund effective February 22, 2021. Investments and Assets Managed information is as of December 31, 2020.
5 These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.
Potential Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:
•
The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.
•
If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.
•
The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.
•
Finally, the appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities. None of the Invesco Fund accounts managed have a performance fee.
The Adviser, each Sub-Adviser, and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Description of Compensation Structure
For the Adviser and each Sub-Adviser
The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive cash bonus opportunity and a deferred compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following three elements:
Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.
Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the firm-wide bonus pool based upon progress against strategic objectives and annual operating plan, including investment performance and financial results. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager's compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in Table 1 below.

Sub-Adviser	Performance time period[6]
Invesco[7]	One-, Three- and Five-year performance against Fund peer group
Invesco Deutschland
Invesco Hong Kong[7]
Invesco Asset Management
Invesco India
Invesco Listed Real Assets Division[7]
Invesco Senior Secured[7,8]	Not applicable
Invesco Capital[7,9]
Invesco Canada[7]	One-year performance against Fund peer group and three- and five-year performance against entire universe of Canadian funds
Invesco Japan[10]	One-, Three- and Five-year performance

6 Rolling time periods based on calendar year-end.
7 Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four-year period.
8 Invesco Senior Secured’s bonus is based on annual measures of equity return and standard tests of collateralization performance.
9 Portfolio Managers for Invesco Capital base their bonus on Invesco results as well as overall performance of Invesco Capital.
10 Portfolio Managers for Invesco Pacific Growth Fund’s compensation is based on the one-, three- and five-year performance against the appropriate Micropol benchmark.
High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.
With respect to Invesco Capital, there is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.
Deferred / Long Term Compensation. Portfolio managers may be granted a deferred compensation award based on a firm-wide bonus pool approved by the Compensation Committee of Invesco Ltd. Deferred compensation awards may take the form of annual deferral awards or long-term equity awards. Annual deferral awards may be granted as an annual stock deferral award or an annual fund deferral award. Annual stock deferral awards are settled in Invesco Ltd. common shares. Annual fund deferral awards are notionally invested in certain Invesco Funds selected by the Portfolio Manager and are settled in cash. Long-term equity awards are settled in Invesco Ltd. common shares. Both annual deferral awards and long-term equity awards have a four-year ratable vesting schedule. The vesting period aligns the interests of the Portfolio Managers with the long-term interests of clients and shareholders and encourages retention.
Retirement and health and welfare arrangements. Portfolio managers are eligible to participate in retirement and health and welfare plans and programs that are available generally to all employees.

APPENDIX I - ADMINISTRATIVE SERVICES FEES
The Funds paid Invesco the following amounts for administrative services for the last three fiscal years ended October 31.

Fund Name	2020	2019	2018
Invesco Balanced-Risk Allocation Fund	$ 412,676	$ 496,863	$ 615,220
Invesco Balanced-Risk Commodity Strategy Fund	124,476	217,628	279,436
Invesco Discovery Mid Cap Growth Fund	512,984	9,313,254	7,699,695
Invesco Emerging Markets All Cap Fund	300,877	332,980	563,987
Invesco Emerging Markets Select Equity Fund	10,945	16,135	50,000
Invesco Endeavor Fund	18,304	28,376	80,162
Invesco Fundamental Alternatives Fund	122,522	59,979	N/A
Invesco Global Allocation Fund	183,321	82,825	N/A
Invesco Global Infrastructure Fund	8,242	10,667	50,000
Invesco Global Targeted Returns Fund	9,392	16,699	50,000
Invesco Greater China Fund	10,935	17,917	50,000
Invesco Health Care Fund	199,807	211,969	337,766
Invesco Macro Allocation Strategy Fund	3,178	12,626	50,000
Invesco Multi-Asset Income Fund	218,436	100,487	169,698
Invesco Pacific Growth Fund	10,774	17,979	50,000
Invesco Select Companies Fund	45,540	62,676	132,304
Invesco U.S. Managed Volatility Fund	1,480	9,144	43,562
Invesco World Bond Factor Fund	3,961	11,326	50,000
The Funds paid Invesco the following amounts for administrative services for the most recent fiscal year or period shown below, unless otherwise indicated:
Fund Name	October 31, 2020	Ten-Months Ended October 31, 2019
Invesco Core Bond Fund*	$282,207	$130,134
*Prior to October 31, 2019, the fiscal year end of the Fund was December 31.

Fund Name	October 31, 2020	Two-Months Ended October 31, 2019	August 31, 2019
Invesco Developing Markets Fund**	$5,763,133	$985,173	$1,517,342
Invesco Emerging Markets Innovators Fund**	78,143	14,687	7,190
*Prior to October 31, 2019, the fiscal year end of the Fund was August 31.

Fund Name	October 31, 2020	Five-Month Ended October 31, 2019	May 31, 2019
Invesco Emerging Markets Local Debt Fund**	$28,799	$13,649	$322
*Prior to October 31, 2019, the fiscal year end of the Fund was May 31.

Fund Name	October 31, 2020	One Month Ended October 31, 2019	September 30, 2019
Invesco Global Strategic Income Fund**	$428,554	$40,330	$168,022
Invesco International Bond Fund**	451,830	44,934	208,988
*Prior to October 31, 2019, the fiscal year end of the Fund was September 30.
No administrative services fees were paid by the predecessor funds of Invesco Emerging Markets Local Debt Fund for the fiscal year ended May 31, 2018; Invesco Developing Markets Fund and Invesco Emerging Markets Innovators Funds for the fiscal year ended August 31, 2018; Invesco Global Strategic Income Fund and Invesco International Bond Fund for the fiscal year September 30, 2018; Invesco Fundamental Alternatives Fund and Invesco Global Allocation Fund for the fiscal year ended October 31, 2018, and Invesco Core Bond Fund for the fiscal years ended December 31, 2018. The predecessor fund’s advisory agreement required the predecessor fund’s investment adviser, at its expense, to provide the predecessor fund with adequate office space, facilities and equipment. It also required the predecessor fund’s investment adviser to
I-1

provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the predecessor fund. Those responsibilities included the compilation and maintenance of records with respect to the predecessor fund’s operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for the continuous public sale of shares of the predecessor fund. The management fees paid to the predecessor fund’s investment adviser are found in Appendix G.
I-2

APPENDIX J - BROKERAGE COMMISSIONS AND COMMISSIONS ON AFFILIATED TRANSACTIONS
Set forth below are brokerage commissions paid by the Funds during the last three fiscal years or period ended October 31. Unless otherwise indicated, the amount of the brokerage commissions paid by a Fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

	Total $ Amount of Brokerage Commissions Paid[1]			Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers			% of Total Brokerage Commissions Paid to the Affiliated Brokers	% of Total Transaction Dollars Effected Through Affiliated Brokers
	2020	2019	2018	2020	2019	2018	2020	2020
Invesco Balanced-Risk Allocation Fund	$429,809	$1,045,216	$1,304,827	$429,809	$0	$0	0%	0%
Invesco Balanced-Risk Commodity Strategy Fund	0	3,650	2,200	0	0	0	0%	0%
Invesco Discovery Mid Cap Growth Fund	1,403,051	765,475	887,793	6,665	0	0	0.48%	0.57%
Invesco Emerging Markets All Cap Fund	2,223,374	1,411,107	3,038,481	0	0	4	0%	0%
Invesco Emerging Markets Select Equity Fund	85,644	88,429	220,252	0	0	0	0%	0%
Invesco Endeavor Fund	106,432	59,665	139,221	233	14	34	0.22%	0.54%
Invesco Fundamental Alternatives Fund	1,539,131	2,476,987	1,608,292	3,787	0	0	0.25%	0.12%
Invesco Global Allocation Fund	674,237	844,871	1,634,435	381	0	0	0.06%	0.02%
Invesco Global Infrastructure Fund	0	14,215	16,577	0	0	0	0%	0%
Invesco Global Targeted Returns Fund	13,109	53,786	38,369	0	0	0	0%	0%
Invesco Greater China Fund	62,253	128,384	111,062	0	0	0	0%	0%
Invesco Health Care Fund	359,270	300,708	755,841	0	3,801	13,359	0%	0%
Invesco Macro Allocation Strategy Fund	26,671	17,403	14,349	0	0	0	0%	0%
Invesco Multi-Asset Income Fund	121,495	230,544	274,806	0	0	0	0%	0%
Invesco Pacific Growth Fund	0	153,089	143,362	0	0	0	0%	0%
Invesco Select Companies Fund	385,582	206,339	140,844	1,705	148	13	0.45%	0.40%
Invesco U.S. Managed Volatility Fund	1,928	744	1,035	19	57	N/A	1.00%	0.20%
Invesco World Bond Factor Fund	7,984	0	4,159	0	0	0	0%	0%
							0%	0%
[1] Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

	Total $ Amount of Brokerage Commissions Paid*			Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers	% of Total Brokerage Commissions Paid to the Affiliated Brokers	% of Total Transaction Dollars Effected Through Affiliated Brokers
	October 31, 2020	11-Month Period Ended October 31, 2020	December 31, 2018	October 31, 2020	2020	2020
Invesco Core Bond Fund**	$113,113	$155,006	$177,176	$0	0%	0%

**Prior to October 31, 2019, the fiscal year end of the Fund was December 31.

	Total $ Amount of Brokerage Commissions Paid*				Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers	% of Total Brokerage Commissions Paid to the Affiliated Brokers	% of Total Transaction Dollars Effected Through Affiliated Brokers
	October 31, 2020	2 Months Ended October 31, 2019	August 31, 2019	August 31, 2018	October 31, 2020	2020	2020
Invesco Developing Markets Fund***	$27,189,982	$6,244,656	$26,315,260	$33,972,827	$0	0%	0%
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	Total $ Amount of Brokerage Commissions Paid*				Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers	% of Total Brokerage Commissions Paid to the Affiliated Brokers	% of Total Transaction Dollars Effected Through Affiliated Brokers
	October 31, 2020	2 Months Ended October 31, 2019	August 31, 2019	August 31, 2018	October 31, 2020	2020	2020
Invesco Emerging Markets Innovators Fund	953,698	297,890	600,623	487,071	$0	0%	0.01%

***Prior to October 31, 2019, the fiscal year end of the Fund was August 31.

	Total $ Amount of Brokerage Commissions Paid*				Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers	% of Total Brokerage Commissions Paid to the Affiliated Brokers	% of Total Transaction Dollars Effected Through Affiliated Brokers
	October 31, 2020	5 Months Ended October 31, 2019	May 31, 2019	May 31, 2018	2020	2020	2020
Invesco Emerging Markets Local Debt Fund****	$180	$258	$0	$0	$0	0%	0%
**** Prior to October 31, 2019, the fiscal year end of the Fund was May 31.

	Total $ Amount of Brokerage Commissions Paid*				Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers	% of Total Brokerage Commissions Paid to the Affiliated Brokers	% of Total Transaction Dollars Effected Through Affiliated Brokers
	October 31, 2020	1- Month Period Ended October 31, 2019†	September 30, 2019	September 30 2018	October 31, 2020	2020	2020
Invesco Global Strategic Income Fund*****	$347,482	$0	$244,426	$418,911	$0	0%	0%
Invesco International Bond Fund*****	$261,404	0	132,196	72,975	0	0	0
†The brokerage commissions listed were paid for the Fund’s fiscal period October 1, 2019 to October 31, 2019 and have not been annualized.
***** Prior to October 31, 2019, the fiscal year end of the Fund was September 30.
*Amounts to not include spreads or commissions on principal transactions on a net trade basis.
J-2

APPENDIX K - DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS
During the last fiscal year ended October 31, 2020, the Funds allocated the following amount of transactions to broker-dealers that provided the Adviser with certain research, statistics and other information.

Fund	Transactions	Related Brokerage Commissions[1]
Invesco Balanced-Risk Allocation Fund	$ 0	$ 0
Invesco Balanced-Risk Commodity Strategy Fund	0	0
Invesco Core Bond Fund	0	0
Invesco Developing Markets Fund	18,250,616,350	24,714,489
Invesco Discovery Mid Cap Growth Fund	5,829,924,902	1,390,721
Invesco Emerging Markets All Cap Fund	957,872,669	1,930,741
Invesco Emerging Markets Innovators Fund	574,750,464	841,024
Invesco Emerging Markets Local Debt Fund	0	0
Invesco Emerging Markets Select Equity Fund	28,502,403	67,064
Invesco Endeavor Fund	71,143,906	62,167
Invesco Fundamental Alternatives Fund	1,899,212,015	1,417,738
Invesco Global Allocation Fund	416,385,282	373,986
Invesco Global Infrastructure Fund	0	0
Invesco Global Strategic Income Fund	19,590,174	59,102
Invesco Global Targeted Returns Fund	0	0
Invesco Greater China Fund	21,576,141	36,053
Invesco Health Care Fund	453,046,912	333,364
Invesco International Bond Fund	0	0
Invesco Macro Allocation Strategy Fund	0	0
Invesco Multi-Asset Income Fund	0	0
Invesco Pacific Growth Fund	0	0
Invesco Select Companies Fund	280,657,012	241,702
Invesco U.S. Managed Volatility Fund	0	0
Invesco World Bond Factor Fund	0	0
1 Amount is inclusive of commissions paid to, and brokerage transactions placed with, certain brokers that provide execution, research and other services.
PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS
During the last fiscal year ended October 31, 2020, the following Funds purchased securities issued by the following companies, which are "regular" brokers or dealers of the Funds identified below.

Fund	Security	Market Value (as of October 31, 2020)
Invesco Multi-Asset Income Fund	Bank of America (Equity)	$24,232,666
	Morgan Stanley (Equity)	$14,017,443
	Goldman Sachs Group, Inc. (Equity)	$7,417,877
	Credit Suisse (Debt)	$2,597,837
	Goldman Sachs Group, Inc. (Debt)	$34,176,418
	Royal Bank of Canada (Debt)	$51,215,450

Invesco World Bond Factor Fund	Bank of America (Debt)	$209,630
	Goldman Sachs Group, Inc. (Debt)	$274,471
	Morgan Stanley (Debt)	$148,897
K-1

APPENDIX L - PURCHASE, REDEMPTION AND PRICING OF SHARES
All references in the following "Purchase, Redemption and Pricing of Shares" section of this SAI to Class A, C and R shares shall include Class A2 and AX (except Invesco Government Money Market Fund), Class CX, and Class RX shares, respectively, unless otherwise noted. All references in the following "Purchase, Redemption and Pricing of Shares" section of this SAI to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Transactions through Financial Intermediaries
If you are investing indirectly in an Invesco Fund through a financial intermediary such as a broker-dealer, a bank (including a bank trust department), an insurance company separate account, an investment adviser, an administrator or trustee of a Retirement and Benefit Plan or a qualified tuition plan or a sponsor of a fee-based program that maintains a master account (an omnibus account) with the Invesco Fund for trading on behalf of its customers, different guidelines, conditions and restrictions may apply than if you held your shares of the Invesco Fund directly. These differences may include, but are not limited to: (i) different eligibility standards to purchase and sell shares, different eligibility standards to invest in Funds with limited offering status and different eligibility standards to exchange shares by telephone; (ii) different minimum and maximum initial and subsequent purchase amounts; (iii) system inability to provide Letter of Intent privileges; and (iv) different annual amounts (less than 12%) subject to withdrawal under a Systematic Redemption Plan without being subject to a contingent deferred sales charge (CDSC). The financial intermediary through whom you are investing may also choose to adopt different exchange and/or transfer limit guidelines and restrictions, including different trading restrictions designed to discourage excessive or short-term trading.
If the financial intermediary is managing your account, you may also be charged a transaction or other fee by such financial intermediary, including service fees for handling redemption transactions. Consult with your financial intermediary (or, in the case of a Retirement and Benefit Plan, your plan sponsor) to determine what fees, guidelines, conditions and restrictions, including any of the above, may be applicable to you.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
•
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under Section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
•
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
•
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
•
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Purchase and Redemption of Shares
Purchases of Class A shares, Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, Class AX shares of Invesco Government Money Market Fund and Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
Initial Sales Charges. Each Invesco Fund (other than Invesco Conservative Income Fund and Invesco Short Term Municipal Fund) is grouped into one of six categories to determine the applicable initial sales charge for its Class A shares. The sales charge is used to compensate Invesco Distributors, Inc. (Invesco Distributors) and participating dealers for their expenses incurred in connection with the distribution of the Invesco Funds' shares. You may also be charged a transaction or other fee by the financial intermediary managing your account.
Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund; Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio; and Class A shares and Invesco Cash Reserve Shares of Invesco Government Money Market Fund, are sold without an initial sales charge.
Category I Funds
Invesco Advantage International Fund	Invesco International Core Equity Fund
Invesco American Franchise Fund	Invesco International Growth Fund
Invesco American Value Fund	Invesco International Select Equity Fund
Invesco Asia Pacific Growth Fund	Invesco International Small Company Fund
Invesco Balanced-Risk Allocation Fund	Invesco International Small-Mid Company Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Low Volatility Equity Yield Fund
Invesco Capital Appreciation Fund	Invesco Macro Allocation Strategy Fund
Invesco Charter Fund	Invesco Main Street All Cap Fund
Invesco Comstock Fund	Invesco Main Street Fund
Invesco Comstock Select Fund	Invesco Main Street Mid-Cap Fund
Invesco Convertible Securities Fund	Invesco Main Street Small Cap Fund
Invesco Developing Markets Fund	Invesco Multi-Asset Income Fund
Invesco Discovery Fund	Invesco MSCI World SRI Index Fund
Invesco Discovery Mid Cap Growth Fund	Invesco Oppenheimer International Growth Fund
Invesco Diversified Dividend Fund	Invesco Pacific Growth Fund
Invesco Dividend Income Fund	Invesco Peak Retirement™ 2015 Fund
Invesco Emerging Markets All Cap Fund	Invesco Peak Retirement™ 2020 Fund
Invesco Emerging Markets Innovators Fund	Invesco Peak Retirement™ 2025 Fund
Invesco Emerging Markets Select Equity Fund	Invesco Peak Retirement™ 2030 Fund
Invesco Endeavor Fund	Invesco Peak Retirement™ 2035 Fund
Invesco Energy Fund	Invesco Peak Retirement™ 2040 Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Peak Retirement™ 2045 Fund
Invesco Equity and Income Fund	Invesco Peak Retirement™ 2050 Fund
Invesco European Growth Fund	Invesco Peak Retirement™ 2055 Fund
Invesco European Small Company Fund	Invesco Peak Retirement™ 2060 Fund
Invesco Fundamental Alternatives Fund	Invesco Peak Retirement™ 2065 Fund
Invesco Global Allocation Fund	Invesco Peak Retirement™ Now Fund
Invesco Global Core Equity Fund	Invesco Real Estate Fund
Invesco Global Focus Fund	Invesco Rising Dividends Fund
Invesco Global Fund	Invesco S&P 500 Index Fund
Invesco Global Growth Fund	Invesco Select Companies Fund
Invesco Global Infrastructure Fund	Invesco Small Cap Equity Fund
Invesco Global Low Volatility Equity Yield Fund	Invesco Small Cap Growth Fund
Invesco Global Real Estate Fund	Invesco Small Cap Value Fund
Invesco Global Real Estate Income Fund	Invesco SteelPath MLP Alpha Fund
Invesco Global Targeted Returns Fund	Invesco Steelpath MLP Alpha Plus Fund
Invesco Gold & Special Minerals Fund	Invesco SteelPath MLP Income Fund
Invesco Greater China Fund	Invesco SteelPath MLP Select 40 Fund
Invesco Growth and Income Fund	Invesco Summit Fund
Invesco Health Care Fund	Invesco Technology Fund
Invesco International Diversified Fund	Invesco Value Opportunities Fund
Invesco International Equity Fund

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $50,000	5.50%	5.82%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00% I
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%

Category II Funds
Invesco AMT-Free Municipal Income Fund	Invesco Income Fund
Invesco California Municipal Fund	Invesco Intermediate Bond Factor Fund
Invesco Core Bond Fund	Invesco International Bond Fund
Invesco Core Plus Bond Fund	Invesco Municipal Income Fund
Invesco Corporate Bond Fund	Invesco New Jersey Municipal Fund
Invesco Emerging Markets Local Debt Fund	Invesco Pennsylvania Municipal Fund
Invesco Environmental Focus Municipal Fund	Invesco Quality Income Fund
Invesco Global Strategic Income Fund	Invesco Rochester AMT-Free New York Municipal Fund
Invesco High Yield Bond Factor Fund	Invesco Rochester Municipal Opportunities Fund
Invesco High Yield Fund	Invesco Rochester New York Municipals Fund
Invesco High Yield Municipal Fund	Invesco World Bond Factor Fund

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $100,000	4.25%	4.44%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.25%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%

Category III Funds
Invesco Short Duration Inflation Protected Fund (Class A2 shares)
Invesco Limited Term Municipal Income Fund (Class A2 shares)

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $100,000	1.00%	1.01%	0.75%
$100,000 but less than $250,000	0.75%	0.76%	0.50%
$250,000 but less than $1,000,000	0.50%	0.50%	0.40%
As of the close of business on October 30, 2002, Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.
Category IV Funds
Invesco Floating Rate ESG Fund	Invesco Rochester Limited Term New York Municipal Fund
Invesco Intermediate Term Municipal Income Fund	Invesco Short Duration High Yield Municipal Fund
Invesco Limited Term California Municipal Fund	Invesco Short Duration Inflation Protected Fund (Class A shares)
Invesco Limited Term Municipal Income Fund (Class A shares)	Invesco Short Term Bond Fund

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $100,000	2.50%	2.56%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%

Category V Funds
Invesco Senior Floating Rate Fund
Invesco Senior Floating Rate Plus Fund

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $100,000	3.25%	3.36%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.50%
$250,000 but less than $500,000	1.75%	1.78%	1.50%
$500,000 but less than $1,000,000	1.25%	1.27%	1.25%

Category VI Funds
Invesco Active Allocation Fund	Invesco Select Risk: Growth Investor Fund
Invesco Income Allocation Fund	Invesco Select Risk: High Growth Investor Fund
Invesco Select Risk: Conservative Investor Fund	Invesco Select Risk: Moderate Investor Fund
Invesco Select Risk: Moderately Conservative Investor Fund

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $50,000	5.50%	5.82%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
Large Purchases of Class A Shares. Investors who purchase $1,000,000 or more of Class A shares of Category I, II or V Funds do not pay an initial sales charge. Investors who purchase $250,000 or more of Class A shares of Category IV or VI Funds do not pay an initial sales charge. In addition, investors who own Class A shares of Category I, II or V Funds and make additional purchases that result in account balances of $1,000,000 or more and investors who own Class A shares of Category IV or VI Funds and make additional purchases that result in account balances of $250,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of Class A shares of $1,000,000 or more (for Category I, II and V) or $250,000 or more (for Category IV or VI Funds), are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I, II, IV, V or VI Fund, each share will generally be subject to a 1.00% CDSC if the investor redeems those shares within 18 months after purchase.
Invesco Distributors may pay a dealer concession and/or advance a service fee on Large Purchases of Class A shares, as set forth below. Exchanges between the Invesco Funds may affect total compensation paid.
Payments for Purchases of Class A Shares by Investors Other than Employer Sponsored Retirement and Benefit Plans. Invesco Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I, II, IV, V or VI Funds by investors other than Employer Sponsored Retirement and Benefit Plans:
Percent of Purchases – Categories I, II, IV, V and VI
•
1% (0.50% for Invesco Short Duration Inflation Protected Fund and 0.75% for Invesco Limited Term Municipal Income Fund and Invesco Short Term Bond Fund) of the first $4 million
•
plus 0.50% of the next $46 million
•
plus 0.25% of amounts in excess of $50 million
If (i) the amount of any single purchase order plus (ii) the public offering price of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, with respect to Categories I or II Funds, or $250,000 with respect to Category IV or VI Funds, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, Invesco Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).
If an investor made a Large Purchase of Class A shares of Invesco Short Duration Inflation Protected Fund or Invesco Limited Term Municipal Income Fund on or after October 31, 2002, and prior to February 1, 2010, and exchanges those shares for Class A shares of a Category I, II, IV, V or VI Fund, Invesco Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I, II, IV, V or VI Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.
Payments for Purchases of Class A Shares at NAV by Employer Sponsored Retirement and Benefit Plans. Invesco Distributors may make the following payments to dealers of record for purchases of Class A shares at net asset value (NAV) of Category I, II, IV, V or VI Funds by Employer Sponsored Retirement and Benefit Plans provided that the applicable dealer of record is able to establish that the plan's purchase of such Class A shares is a new investment (as defined below):
Percent of Purchases
•
0.50% of the first $20 million
•
plus 0.25% of amounts in excess of $20 million
A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of Invesco Fund shares, (ii) an exchange of Invesco Fund shares, (iii) the repayment of one or more Employer Sponsored Retirement and Benefit Plan loans that were funded through the redemption of Invesco Fund shares, or (iv) money returned from another fund family. If Invesco Distributors pays a dealer concession in connection with an Employer Sponsored Retirement and Benefit Plan's or SIMPLE IRA Plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan first invests in Class A shares of an Invesco Fund. If the applicable dealer of record is unable to establish that an Employer Sponsored Retirement and Benefit Plan's or SIMPLE IRA Plan's purchase of Class A shares at NAV is a new investment, Invesco Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.
With regard to any individual jumbo accumulation purchase, Invesco Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).
Fund Reorganizations. Class A Shares issued in connection with a Fund's merger, consolidation, or acquisition of the assets of another Fund will not be charged an initial sales charge.
Purchasers Qualifying For Reductions in Initial Sales Charges. As shown in the tables above, the applicable initial sales charge for the new purchase may be reduced and will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. These reductions are available to purchasers that meet the qualifications listed in the prospectus under "Qualifying for Reduced Sales Charges and Sales Charge Exceptions."
How to Qualify For Reductions in Initial Sales Charges under Rights of Accumulation (ROAs) or Letters of Intent (LOIs). The following sections discuss different ways that a purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the Invesco Funds.
Letters of Intent
A purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a LOI; and (ii) subsequently fulfilling the conditions of that LOI.
Purchases of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund; Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio; and Class A, Class AX or

Invesco Cash Reserve Shares of Invesco Government Money Market Fund, as applicable, or Class IB, IC, Y, Investor Class and Class RX shares of any Invesco Fund, will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges since they cannot be tied to a LOI.
The LOI confirms the total investment in shares of the Invesco Funds that the purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:
Calculating the Initial Sales Charge
•
Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).
•
It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.
•
The offering price may be further reduced as described below under "Rights of Accumulation" if Invesco Investment Services, Inc., the Invesco Funds' transfer agent (Transfer Agent) is advised of all other accounts at the time of the investment.
•
Reinvestment of dividends and capital gains distributions acquired during the 13-month LOI period will not be applied to the LOI.
Calculating the Number of Shares to be Purchased
•
Purchases made and shares acquired through reinvestment of dividends and capital gains distributions prior to the LOI effective date will be applied toward the completion of the LOI based on the value of the shares calculated at the public offering price on the effective date of the LOI.
•
If a purchaser wishes to revise the LOI investment amount upward, he, she or it may submit a written and signed request at any time prior to the completion of the original LOI. This revision will not change the original expiration date.
•
The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.
Fulfilling the Intended Investment
•
By signing a LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser generally will have to pay the increased amount of sales charge.
•
To assure compliance with the provisions of the 1940 Act, the Transfer Agent will reserve, in escrow or similar arrangement, in the form of shares, an appropriate dollar amount computed to the nearest full share out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those reserved, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the reserved shares will be promptly released, and additional purchases will be subject to the appropriate breakpoint sales charge based on the account's current ROA value.
•
If the intended investment is not completed, the purchaser generally will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the total amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, the Transfer Agent will surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

•
Accounts linked under the LOI revert back to ROA once a LOI is met, regardless of expiration date.
Canceling the LOI
•
If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to Invesco Distributors or its designee.
•
If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his or her total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of reserved shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.
Other Persons Eligible for the LOI Privilege
The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.
LOIs and Contingent Deferred Sales Charges
All LOIs to purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds are subject to an 18-month, 1% CDSC.
Rights of Accumulation
A purchaser may also qualify for reduced initial sales charges under Invesco’s ROA policy. To determine whether or not a reduced initial sales charge applies to a proposed purchase, Invesco Distributors takes into account not only the money that is invested upon such proposed purchase, but also the value of all shares of the Invesco Funds owned by such purchaser, calculated at their then current public offering price.
If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any Invesco Fund with a value of $30,000 and wishes to invest an additional $30,000 in a Fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 4.50% will apply to the full $30,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint.
To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.
ROAs are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.
If an investor's new purchase of Class A shares of a Category I, II, IV, V or VI Fund is at net asset value, the newly purchased shares may be subject to a 1% CDSC if the investor redeems them prior to the end of the 18 month holding period.
Other Requirements For Reductions in Initial Sales Charges. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. Invesco Distributors reserves the right to determine whether any purchaser is entitled to a reduced sales charge based upon the qualifications set forth in the prospectus under "Qualifying for Reduced Sales Charges and Sales Charge Exceptions."
Class A Shares Sold Without an Initial Sales Charge. Invesco Distributors permits certain other investors to invest in Class A shares without paying an initial sales charge, generally as a result of the investor's current or former relationship with the Invesco Funds. It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through an account without a designated intermediary in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.
•
Any current, former or retired trustee, director, officer or employee (or any immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. This includes any foundation, trust or employee benefit plan maintained by any such persons;
•
Any current or retired officer, director, or employee (and members of his or her immediate family) of DST Systems, Inc.;
•
Shareholders who received Class A shares of an Invesco Fund on June 1, 2010 in connection with the reorganization of a predecessor fund in which such shareholder owned Class H, Class L, Class P, and/or Class W shares, who purchase additional Class A shares of the Invesco Fund;
•
Shareholders of record holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares and who purchase additional shares of Invesco Constellation Fund or Invesco Charter Fund, respectively;
•
Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of Invesco Constellation Fund in an account established without a designated intermediary; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of Invesco Constellation Fund is effected within 30 days of the redemption or repurchase;
•
Shareholders of the former GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds who purchase additional Class A shares;
•
Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time, who purchase additional Class A shares;
•
Shareholders of record of Advisor Class shares of an Invesco Fund on February 11, 2000 who have continuously owned shares of that Invesco Fund, who purchase additional shares of that Invesco Fund;
•
Shareholders of record of Class K shares on October 21, 2005 whose Class K shares were converted to Class A shares and who since that date have continuously held Class A shares, who purchase additional Class A shares;
•
Shareholders of record of Class B shares of Invesco Global Dividend Growth Securities Fund who received Class A shares of the Invesco Global Core Equity Fund in connection with a reorganization on May 20, 2011 and who since that date have continuously owned Class A shares, who purchase additional Class A shares of Invesco Global Core Equity Fund;
•
Shareholders of record of Class B shares of Invesco Van Kampen Global Equity Allocation Fund who received Class A shares of the Invesco Global Core Equity Fund in connection with a reorganization on May 20, 2011 and who since that date have continuously owned Class A shares, who purchase additional Class A shares of Invesco Global Core Equity Fund; and
•
Unitholders of Invesco unit investment trusts who enrolled prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Invesco Funds, who receive Class A shares of an Invesco Fund pursuant to such reinvestment program in an account established without a designated intermediary. The Invesco Funds reserve the right to modify or terminate this program at any time.
Payments to Dealers. Invesco Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with Invesco Distributors or its designee during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.
The financial intermediary through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In this context, "financial intermediaries" include any broker, dealer, bank (including bank trust departments), insurance company separate account, transfer agent, registered investment adviser, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with Invesco Distributors or one or more of its corporate affiliates (collectively, the Invesco Distributors Affiliates). In addition to those payments, Invesco Distributors Affiliates may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Invesco Funds. Invesco Distributors Affiliates make these payments from their own resources, from Invesco Distributors' retention of underwriting concessions and from payments to Invesco Distributors under Rule 12b-1 plans. In the case of sub-accounting payments, discussed below, Invesco Distributors Affiliates will be reimbursed directly by the Invesco Funds for such payments. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial intermediary, or one or more of its affiliates, may receive payments under more than one or all categories. Most financial intermediaries that sell shares of the Invesco Funds receive one or more types of these cash payments. Financial intermediaries negotiate the cash payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial intermediary to another. Invesco Distributors Affiliates do not make an independent assessment of the cost of providing such services.
Certain financial intermediaries listed below received one or more types of the following payments during the prior calendar year. This list is not necessarily current and will change over time. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to financial intermediaries not listed below. Accordingly, please contact your financial intermediary to determine whether they currently may be receiving such payments and to obtain further information regarding any such payments.
Financial Support Payments. Invesco Distributors Affiliates make financial support payments as incentives to certain financial intermediaries to promote and sell shares of Invesco Funds. The benefits Invesco Distributors Affiliates receive when they make these payments include, among other things, placing Invesco Funds on the financial intermediary's funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary's sales force or to the financial intermediary's management. Financial support payments are sometimes referred to as "shelf space" payments because the payments compensate the financial intermediary for including Invesco Funds in its Fund sales system (on its sales shelf). Invesco Distributors Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to Retirement and Benefit Plans, qualified tuition programs, or fee based adviser programs – some of which may generate certain other payments described below).
The financial support payments Invesco Distributors Affiliates make may be calculated on sales of shares of Invesco Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all such shares sold by the financial intermediary during the particular period. Such payments also may be calculated on the average daily net assets of the applicable Invesco Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of Invesco Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of Invesco Funds in investor accounts. Invesco Distributors Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Sub-Accounting and Networking Support Payments. The Transfer Agent, an Invesco Distributors Affiliate, acts as the transfer agent for the Invesco Funds, registering the transfer, issuance and redemption of

Invesco Fund shares, and disbursing dividends and other distributions to Invesco Funds shareholders. However, many Invesco Fund shares are owned or held by financial intermediaries, as that term is defined above, for the benefit of their customers. In those cases, the Invesco Funds often do not maintain an account for the shareholder. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediary. In these situations, Invesco Distributors Affiliates may make payments to financial intermediaries that sell Invesco Fund shares for certain transfer agency services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% (for non-Class R5 shares) or 0.10% (for Class R5 shares) of average annual assets of such share classes or $19 per annum per shareholder account (for non-Class R5 shares only). No Sub-Accounting or Networking Support payments will be made with respect to Invesco Funds' Class R6 shares or Institutional Class shares. Invesco Distributors Affiliates also may make payments to certain financial intermediaries that sell Invesco Fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that Invesco Distributors Affiliates may make under this category include, among others, payment of networking fees of up to $10 per shareholder account maintained on certain mutual fund trading systems.
All fees payable by Invesco Distributors Affiliates pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement are charged back to the Invesco Funds, subject to certain limitations approved by the Board of the Trust.
Other Cash Payments. From time to time, Invesco Distributors Affiliates, at their expense and out of their own resources, may provide additional compensation to financial intermediaries which sell or arrange for the sale of shares of a Fund. Such compensation provided by Invesco Distributors Affiliates may include payment of ticket charges per purchase or exchange order placed by a financial intermediary, one-time payments for ancillary services such as setting up funds on a financial intermediary's mutual fund trading systems, financial assistance to financial intermediaries that enable Invesco Distributors Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA) (formerly, NASD, Inc.). Invesco Distributors Affiliates make payments for entertainment events they deem appropriate, subject to Invesco Distributors Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.
Invesco Distributors Affiliates are motivated to make the payments described above because they promote the sale of Invesco Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of Invesco Funds or retain shares of Invesco Funds in their clients' accounts, Invesco Distributors Affiliates benefit from the incremental management and other fees paid to Invesco Distributors Affiliates by the Invesco Funds with respect to those assets.
In certain cases these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in the prospectus. You can ask your financial intermediary about any payments it receives from Invesco Distributors Affiliates or the Invesco Funds, as well as about fees and/or commissions it charges. You should consult disclosures made by your financial intermediary at the time of purchase.
Certain Financial Intermediaries That Received One or More Types of Payments
Admin Partners LLC
ADP Broker Dealer Inc
Advisor Group
Advisory Services
AIG Capital Services Inc
Alight Financial Solutions LLC
Allianz Life
Allstate
Alta Montclair
American Enterprise Investment
American Fidelity Assurance Company
American General
American Portfolios Financial
American United Life Insurance Company
Ascensus College Savings Recordkeeping Services LLC
Ascensus LLC
Avantax Investment Services Inc
AXA Advisors LLC
AXA Equitable
Bank of America NA

Bank of New York Mellon
Bank of Oklahoma – Nabank & Co
Bay Bridge Administrators LLC
BB&T Capital Markets
BB&T Capital Partners
Benefit Consultants Group
Benefit Plans Administrators
Benefit Trust Company
BMO Harris Bank NA
BOSC Inc
Branch Banking & Trust Co
Brighthouse Life Insurance Co
Brighthouse Services LLC
Broadway National Bank
Brown Brothers Harriman & Co
Cadaret Grant and Co Inc
Cambridge Investment Research Inc
Cantella & Company
Cetera Financial Group Inc
Cetera Investment Services LLC
Charles Schwab and Company Inc
Citibank NA
Citigroup Global Markets
Citistreet
City Bank Trust
CLS Investments
CoBank
Comerica Bank
Commonwealth Annuity and Life Insurance Company
Commonwealth Financial Network
CUSO Financial Services LP
Delaware Life Insurance Company
Digital Retirement Solutions
Donnelley Financials LLC
E Trade Financial
Educators Benefit Consultants LLC
Edward Jones & Co
EKON Benefits
Empire Fidelity Investments
Envestnet Asset Management Inc
Envoy Plan Services Inc
Equitable Advisors LLC
Equitable Life
Farmers Financial Solutions LLC
Fidelity Brokerage Services
Fidelity Institutional
Fidelity Investments
Fifth Third
Financial Data Services Inc
First Command
Foley and Lardner LLP
Forethought Life Insurance Company
Forrest T Jones & Company
Frost Brokerage Services Inc
Frost National Bank
FSC Securities Cororation
Genworth Financial
Genworth Life and Annuity Insurance Company
Global Atlantic Distributors LLC
Goldman Sachs & Co
Great West
Guardian
Guardian Insurance & Annuity Co Inc
GWFS Equites Inc
GWN Marketing
Hantz Financial Services Inc
Hare and Company
Hartford Life
Hartford Life Insurance Co Inc
Hilltop Securities Inc
ING Life Insurance Annuity Company
Institutional Cash Distributors LLC
Janney Montgomery Scott LLC
Jefferson National Life Insurance Company
Jefferson National Life Insurance Company of New York
JNT Resource Partners, LP
John Hancock
JP Morgan Chase Bank
JP Morgan Clearing Corp
JP Morgan Securities LLC
Kestra Investment Services LLC
Key Bank National Association
Ladenburg Thalmann Financial Services Inc
Legend Group Adserv
Lincoln Benefit Life Company
Lincoln Financial
Lincoln Financial Securities Corp
Lincoln Investment Planning
Lincoln National Life Insurance
LPL Financial LLC
M&T Bank
Mass Mutual
Merrill Lynch
Merrill Lynch Pierce Fenner and Smith Inc
Metropolitan Life Insurance Company
Mid Atlantic Capital Corporation
Minnesota Life
MML Investors Services LLC
Moreton Asset Management
Moreton Capital Markets LLC
Morgan Stanley
MSCS Financial Services Inc
Mutual Securities Inc
Nassau Companies of New York
National Benefit Services LLC
National Financial Services Corporation
National Financial Services LLC
National Plan Administrators Inc
Nationwide
New Mexico
New York Life
New York Life Insurance and Annuity Corporation
Newport Retirement Plan Services Inc
Next Financial Group Inc
Northwestern Mutual Investment Services
Oppenheimer & Co Inc
ORANJ
Pacific Life Fund Advisors LLC
Pacific Life Insurance Company
Penserv Plan Services Inc
Pershing
Pershing LLC
PFS Investments
PFS Shareholder Services
Plains Capital Bank
Plan Administrators Inc
PNC Bank NA
PNC Capital Markets LLC
PNC Investments LLC
Principal Life Insurance Company
Princor Financial Services Corporation
Protective Life
Pruco Life Insurance Company
Pruco Life Insurance Company of New Jersey
Pruco Securities LLC
Prudential
Raymond James
RBC Capital Markets LLC
RBC Wealth Management
Reliance Trust Company
Research Affiliates LLC
Rhode Island
Riversource Life Insurance Company
Robert W Baird and Co Inc
Russell Investment Management LLC
Sammons Financial Network LLC
Santander Bank NA
SB Business Services LLC
Schools First Plan Administration
Security Benefit Life
Security Distributors Inc
Security Financial Resources
SEI Private Trust Company
Siracusa Benefits Programs, Inc
Sorrento Pacific Financial LLC
Standard Insurance Company
State Street Corporation
Stifel Nicolaus & Co Inc
Stifel Trust Company Delaware NA
Sungard
SunTrust Bank
T Rowe Price Associates Inc
Talcott Resolution Life Insurance Company
TD Ameritrade
TD Bank NA
TDS Group Inc
Texas Capital Bank
The OMNI Group
TIAA-CREF
Toppan Merrill LLC
Transamerica Financial Life Insurance Company
Transamerica Life Insurance Company
Transamerica Premier Life Insurance Co
Treasury Curve
Trust Management Network LLC
TSA Consulting Group Inc
Tuition Plan Consortium LLC
UBS Financial Services Inc
Ultimas Asset Services LLC
UMB Bank
Union Bank
US Bancorp Investments Inc
US Bank
VALIC Financial
Vanguard Brokerage Services
Vanguard Group Inc
Variable Annuity Life Insurance Co
Variable Life Insurance Co

VOYA Financial Advisors Inc
VOYA Institutional Plan Services LLC
VOYA Insurance and Annuity Company
VOYA Retirement Insurance and Annuity Company
VOYA Services Company
VRSCO-American General Distributors
Wachovia Bank NA
Waddell & Reed
Wedbush Securities Inc
Wells Fargo
Wells Fargo Bank NA
Wells Fargo Securities LLC
Woodforest National Bank
Zions First National Bank
Zurich American Life Insurance Company
Purchases of Class C Shares
Class C shares are sold at net asset value, and are not subject to an initial sales charge. Investors in Class C shares may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of Invesco Short Term Bond Fund unless you exchange shares of another Invesco Fund that are subject to a CDSC into Invesco Short Term Bond Fund). See the prospectus for additional information regarding this CDSC. Invesco Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the Invesco Funds (except for Class C shares of Invesco Short Term Bond Fund) at the time of such sales. Payments with respect to Invesco Funds other than Invesco Floating Rate ESG Fund will generally equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. Payments with respect to Invesco Floating Rate ESG Fund will equal 0.75% of the purchase price and will consist of a sales commission of 0.50% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Invesco Funds on or after May 1, 1995, and in circumstances where Invesco Distributors grants an exemption on particular transactions.
Payments with Regard to Converted Class K Shares
For Class A shares acquired by a former Class K shareholder (i) as a result of a fund merger; or (ii) as a result of the conversion of Class K shares into Class A shares on October 21, 2005, Invesco Distributors will pay financial intermediaries 0.45% on such Class A shares as follows: (i) 0.25% from the Class A shares' Rule 12b-1 plan fees; and (ii) 0.20% from Invesco Distributors' own resources provided that, on an annualized basis for 2005 as of October 21, 2005, the 0.20% exceeds $2,000 per year.
Purchase and Redemption of Class P Shares
Certain former investors in the AIM Summit Plans I and II may acquire Class P shares at net asset value. Please see Invesco Summit Fund's prospectus for details.
Purchases of Class R Shares
Class R shares are sold at net asset value and are not subject to an initial sales charge. Invesco Distributors may pay dealers of record an annual distribution and/or service fee of up to 0.50% of average daily net assets and such payments will commence immediately. For any Class R shares sold on or before January 17, 2020 that received an upfront dealer concession, Invesco Distributors may pay dealers of record an annual distribution and/or service fee of up to 0.50% of average daily net assets and such payments will commence in the 13th month from the date of purchase.
Purchases of Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor's systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option. Class S shares have a 12b-1 fee of 0.15%.
Purchases of Class Y Shares
Class Y shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Please refer to the prospectus for more information.
Purchases of Investor Class Shares
Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Invesco Distributors may pay dealers and institutions an annual service fee of 0.25% of average daily net assets and such payments will commence immediately. The Investor Class is closed to new investors.
Purchases of Class R5 and R6 Shares
Class R5 and R6 shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Please refer to the Class R5 and R6 prospectus for more information.
Exchanges
Terms and Conditions of Exchanges. Normally, shares of an Invesco Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received. If a shareholder is exchanging into a Fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.
Redemptions
General. Shares of the Invesco Funds may be redeemed directly through the Transfer Agent or through any dealer who has entered into an agreement with Invesco Distributors. A redemption is effected at the net asset value per share of the applicable Fund next determined after the redemption request is received in good order. To be in good order, the investor, either directly or through his financial intermediary must give the Funds’ transfer agent all required information and documentation. Payments from a redemption generally constitute taxable events. Because such payments are funded by the redemption shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income.
An investor or a financial intermediary may submit a written request to the Funds’ transfer agent for correction of transactions involving Fund shares. If the Funds’ transfer agent agrees to correct a transaction, and the correction requires a dividend adjustment, the investor or the intermediary must agree in writing to reimburse the Funds for any resulting loss.
Payment for redeemed institutional shares is normally made by Federal Reserve wire to the bank account designated in the investor’s account application, while payment for redeemed retail shares is normally made by check, but may be sent electronically by either Federal Reserve wire or ACH at the investor’s request. Any changes to bank instructions must be submitted to the Funds’ transfer agent in writing. The Funds’ transfer agent may request additional documentation. For funds that allow checkwriting, if you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
The Funds’ transfer agent may request that an intermediary maintain separate master accounts in the Funds for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and sub-accounts to satisfy the minimum investment requirement.
With regard to Money Market Funds that do not qualify as Government Money Market Funds, if a Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if a Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund. For Funds that do not qualify as Government Money Market Funds, when a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of the Fund and its shareholders. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect.
The Board may, in its discretion, permanently suspend redemptions and liquidate if, among other things, a Money Market Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. The Board of the Retail and Government Money Market Funds may suspend redemptions and liquidate if the Board determines that the deviation between its amortized cost price per share and its market-based NAV per share may result in material dilution or other unfair results to investors or existing shareholders.
Systematic Redemption Plan. A Systematic Redemption Plan permits a shareholder of an Invesco Fund to withdraw on a regular basis at least $50 per withdrawal. At the time the withdrawal plan is established, the total account value must be $5,000 or more. Under a Systematic Redemption Plan, all shares are to be held by the Transfer Agent. To provide funds for payments made under the Systematic Redemption Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.
Payments under a Systematic Redemption Plan generally constitute taxable events. Because such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Also because sales charges are imposed on additional purchases of Class A shares, it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.
Each Invesco Fund bears its share of the cost of operating the Systematic Redemption Plan.
Contingent Deferred Sales Charges Imposed upon Redemption of Shares
A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I, II, IV, V and VI Funds, upon the redemption of Class C shares (no CDSC applies to Class C shares of Invesco Short Term Bond Fund unless you exchange shares of another Invesco Fund that are subject to a CDSC into or Invesco Short Term Bond Fund). (In addition, no CDSC applies to Class A2 shares.) See the prospectus for additional information regarding CDSCs.
Contingent Deferred Sales Charge Exceptions for Large Purchases of Class A Shares. An investor who has made a Large Purchase of Class A shares of a Category I, II, IV, V or VI Fund, will not be subject to a CDSC upon the redemption of those shares in the following situations:
•
Redemptions of shares held by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan in cases where (i) the plan has remained invested in Class A shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class A shares held by the plan;
•
Redemptions of shares by the investor where the investor's financial intermediary has elected to waive the amounts otherwise payable to it by Invesco Distributors and notifies Invesco Distributors prior to the time of investment;
•
Minimum required distributions made in connection with a Retirement and Benefit Plan following attainment of age 70½ , or older, and only with respect to that portion of such distribution that does not exceed 12% annually of the participant's beneficiary account value in a particular Fund;
•
Redemptions following the death or post-purchase disability of a registered shareholder or beneficial owner of an account. Subsequent purchases into such account are not eligible for the CDSC waiver; and
•
Amounts from a monthly, quarterly or annual Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, provided; the investor reinvests his dividends.
Contingent Deferred Sales Charge Exceptions for Class C Shares. CDSCs will not apply to the following redemptions of Class C shares, as applicable:
•
Redemptions following the death or post-purchase disability of a registered shareholder or beneficial owner of an account. Subsequent purchases into such account are not eligible for the CDSC waiver;
•
Distributions from Retirement and Benefit Plans where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70½ or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another Retirement and Benefit Plan invested in Class C shares of one or more of the Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;
•
Amounts from a monthly or quarterly Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis provided the investor reinvests his dividends;
•
Liquidation initiated by the Fund when the account value falls below the minimum required account size of $500; and
•
Investment account(s) of Invesco and its affiliates.
In addition to the foregoing, CDSCs will not apply to the following redemptions of Class C shares:
•
Redemption of shares held by Employer Sponsored Retirement and Benefit Plans or Employer Sponsored IRAs in cases where (i) the plan has remained invested in Class C shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class C shares held by the plan; or
•
A total or partial redemption of shares where the investor's financial intermediary has elected to waive amounts otherwise payable to it by Invesco Distributors and notifies Invesco Distributors prior to the time of investment.
It is possible that a financial intermediary may not be able to offer one or more of the waiver categories described in this section. If this situation occurs, it is possible that the investor would need to invest directly through an account without a designated intermediary in order to take advantage of these waivers. Investors should ask their financial intermediary whether they offer the above CDSCs. The Funds may terminate or amend the terms of these CDSCs at any time.
General Information Regarding Purchases, Exchanges and Redemptions
Good Order. Purchase, exchange and redemption orders must be received in good order in accordance with the Transfer Agent's policies and procedures and U.S. regulations. The Transfer Agent reserves the right to refuse transactions. Transactions not in good order will not be processed and once brought into good order, will receive the current price. To be in good order, an investor or financial intermediary must supply the Transfer Agent with all required information and documentation, including signature guarantees and notary public stamps as required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to the Transfer Agent in its sole discretion. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss.
Authorized Agents. The Transfer Agent and Invesco Distributors may authorize agents to accept purchase and redemption orders that are in good order on behalf of the Invesco Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. The Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund's authorized agent or its designee. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Signature Guarantees. Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. While a notary public stamp may be accepted in certain limited situations, it is not an acceptable replacement for a signature guarantee. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the total transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution" and to determine how to fulfill a signature guarantee requirement, an investor should contact the Client Services Department of the Transfer Agent.
Transactions by Telephone. By signing an account application form, an investor agrees that the Transfer Agent may surrender for redemption any and all shares held by the Transfer Agent in the designated account(s), or in any other account with any of the Invesco Funds, present or future, which has the identical registration as the designated account(s). The Transfer Agent is thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the Invesco Funds, provided that such Fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.
Internet Transactions. An investor may effect transactions in his account through the Internet by establishing a Personal Identification Number (PIN). By establishing a PIN the investor acknowledges and agrees that neither the Transfer Agent nor Invesco Distributors will be liable for any loss, expense or cost arising out of any Internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of Internet transactions include requests for confirmation of the shareholder's PIN and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect Internet transactions may be terminated at any time by the Invesco Funds. Policies for processing transactions via the Internet may differ from policies for transactions via telephone due to system settings.

Abandoned Property. It is the responsibility of the investor to ensure that the Transfer Agent maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to the Transfer Agent. Upon receiving returned mail, the Transfer Agent will attempt to locate the investor or rightful owner of the account. If the Transfer Agent is unable to locate the investor, then it will determine whether the investor's account has legally been abandoned. The Transfer Agent is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.
Retirement and Benefit Plans Sponsored by Invesco Distributors. Invesco Distributors acts as the prototype sponsor for certain types of Retirement and Benefit Plan documents. These Retirement and Benefit Plan documents are generally available to anyone wishing to invest Retirement and Benefit Plan assets in the Funds. These documents are provided subject to terms, conditions and fees that vary by plan type. Contact your financial intermediary for details.
Miscellaneous Fees. In certain circumstances, the intermediary maintaining the shareholder account through which your Fund shares are held may assess various fees related to the maintenance of that account, such as:
•
an annual custodial fee on accounts where Invesco Distributors acts as the prototype sponsor;
•
expedited mailing fees in response to overnight redemption requests; and
•
copying and mailing charges in response to requests for duplicate statements.
Please consult with your intermediary for further details concerning any applicable fees.
Offering Price
The following formula may be used to determine the public offering price per Class A share of an investor’s investment:
Net Asset Value / (1 – Sales Charge as % of Offering Price) = Offering Price. For example, at the close of business on October 30, 2020, a Fund – Class A shares had a net asset value per share of $10.83. The offering price, assuming an initial sales charge of 5.50%, therefore was $11.46.
Class R5 and R6 shares of the Invesco Funds are offered at net asset value.
The offering price of each money market fund's shares is the Fund's net asset value per share. The Invesco U.S. Government Money Portfolio and Invesco Government Money Market Fund value their portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Calculation of Net Asset Value
Each Invesco Fund, except for Invesco Government Money Market Fund, generally determines its net asset value per share once daily on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day.  Invesco Government Money Market Fund will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. The Invesco Funds determine net asset value per share by dividing the value of an Invesco Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of an Invesco Fund's net asset value per share is made in accordance with generally accepted accounting principles. Generally, the portfolio securities for non-money market funds are recorded in the NAV no later than trade date plus one, except on fiscal quarter ends, such securities are recorded on trade date. For money market funds, portfolio securities are recorded in the NAV on trade date, as described below. Under normal circumstances, market valuation and fair valuation, as described below, are not used to determine share price for money market funds that seek to maintain a constant NAV because shares of money market funds are valued at amortized cost, as described below. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value.
With respect to non-money market funds, the net asset value for shareholder transactions may be different than the net asset value reported in the Invesco Fund's financial statement due to adjustments required by generally accepted accounting principles made to the net asset value of the Invesco Fund at period end.
Futures contracts may be valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. A security listed or traded on an exchange (excluding convertible bonds) held by an Invesco Fund is valued at its last sales price or official closing price on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Each equity security traded in the over-the-counter market is valued on the basis of prices furnished by independent pricing services vendors or market makers. Debt securities (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations the mean between the last bid and ask prices. Senior secured floating rate loans, corporate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.
Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of an Invesco Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If the Adviser believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.
Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Invesco Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value in good faith using procedures approved by the Board. Adjustments to closing prices to reflect fair value may also be based on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE.

For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts, domestic and foreign index futures, and exchange-traded funds.
Invesco Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Invesco Fund. Because the net asset value per share of each Invesco Fund is determined only on business days of the Invesco Fund, the value of the portfolio securities of an Invesco Fund that invests in foreign securities may change on days when an investor cannot exchange or redeem shares of the Invesco Fund.
Securities for which market quotations are not available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
Calculation of Net Asset Value (Certain Invesco Money Market Funds)
The Board has established procedures, in accordance with Rule 2a-7 under the 1940 Act, designed to stabilize each Fund’s net asset value per share at $1.00, to the extent reasonably possible. Such procedures include daily calculation of the extent of the deviation, if any, of the current net asset value per share using available market quotations from the fund’s amortized cost price per share, and the periodic review by the Trustees of the amount of such deviation. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available market quotations are used to establish the market-based net asset value, the net asset value could possibly be more or less than $1.00 per share. The Funds intend to comply with any amendments made to Rule 2a-7 promulgated under the 1940 Act which may require corresponding changes in the Funds’ procedures which are designed to stabilize each Fund’s price per share at $1.00.
Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Funds’ investments is high or lower than the price that would be received if the investments were sold.
Redemptions in Kind
Although the Invesco Funds generally intend to pay redemption proceeds solely in cash, the Invesco Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, an Invesco Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Invesco Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Invesco Funds, made an election under Rule 18f-1 under the 1940 Act (a Rule 18f-1 Election) and therefore, the Trust, on behalf of an Invesco Fund, is obligated to redeem for cash all shares presented to such Invesco Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Invesco

Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.
Backup Withholding
Accounts submitted without a correct, certified taxpayer identification number (TIN) or, alternatively, a correctly completed and currently effective IRS Form W-8 (for non-resident aliens) or Form W-9 (for U.S. persons including resident aliens) accompanying the registration, information generally will be subject to backup withholding.
Each Invesco Fund, and other payers, generally must withhold 24% of reportable dividends (whether paid in cash or reinvested in additional Invesco Fund shares), including exempt-interest dividends, in the case of any shareholder who fails to provide the Invesco Funds with a TIN and a certification that he is not subject to backup withholding.
An investor is subject to backup withholding if:
1. The investor fails to furnish a correct TIN to the Invesco Fund;
2. the IRS notifies the Invesco Fund that the investor furnished an incorrect TIN;
3. the investor or the Invesco Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor’s tax return (for reportable interest and dividends only);
4. the investor fails to certify to the Invesco Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or
5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.
Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds are subject to backup withholding only if (1), (2) or (5) above applies.
Certain payees and payments are exempt from backup withholding and information reporting. Invesco or the Transfer Agent will not provide Form 1099 to those payees.
Investors should contact the IRS if they have any questions concerning withholding.
IRS Penalties. Investors who do not supply the Invesco Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.
Nonresident Aliens. Nonresident alien individuals and foreign entities with a valid Form W-8 are not subject to the backup withholding previously discussed. The Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption. Nonresident alien individuals and some foreign entities failing to provide a valid Form W-8 may be subject to backup withholding and Form 1099 reporting.

APPENDIX M - TOTAL SALES CHARGES
The following chart reflects the total sales charges paid in connection with the sale of applicable classes of shares of the Funds and the amount retained by Invesco Distributors for the last three fiscal years ended October 31.

Fund Name	2020		2019		2018
	Sales Charges	Amount Retained	Sales Charges	Amount Retained	Sales Charges	Amount Retained
Invesco Balanced-Risk Allocation Fund	$847,266	$100,103	$931,767	$108,927	$1,393,098	$165,811
Invesco Balanced-Risk Commodity Strategy Fund	19,026	2,278	27,892	3,043	239,239	28,253
Invesco Discovery Mid Cap Growth Fund	3,394,677	488,252	1,382,175	275,913	1,360,873	319,420
Invesco Emerging Markets All Cap Fund	318,591	43,406	275,372	38,633	194,911	28,547
Invesco Emerging Markets Select Equity Fund	100,872	13,156	76,562	10,291	195,492	26,674
Invesco Endeavor Fund	106,256	12,284	139,351	15,241	217,945	26,647
Invesco Global Infrastructure Fund	44,556	6,336	40,340	5,021	15,994	2,266
Invesco Global Targeted Returns Fund	3,895	515	1,187	184	5,894	875
Invesco Greater China Fund	71,547	9,398	120,353	13,737	214,382	31,808
Invesco Health Care Fund	584,406	76,351	434,772	53,675	431,625	58809
Invesco Macro Allocation Strategy Fund	1,515	341	2,625	694	8,059	1,304
Invesco Multi-Asset Income Fund	907,709	142,937	947,295	126,007	785,278	86,326
Invesco Pacific Growth Fund	13,592	2,249	13,219	1,867	70,834	22,676
Invesco Select Companies Fund	201,397	25,841	264,929	32,877	218,530	29,247
Invesco U.S. Managed Volatility Fund	0	0	0	0	0	0
Invesco World Bond Factor Fund	21,772	4,283	9,390	1,331	25,007	2,119
The following chart reflects the contingent deferred sales charges paid by Class A, Class C, and Class R shareholders and retained by Invesco Distributors for the last three fiscal years ended October 31:
Fund Name	2020	2019	2018
Invesco Balanced-Risk Allocation Fund	$9,954	$25,077	$58,377
Invesco Balanced-Risk Commodity Strategy Fund	5,049	5,194	1,260
Invesco Emerging Markets All Cap Fund	6,825	5,746	8,743
Invesco Emerging Markets Select Equity Fund	1,164	2,358	2,214
Invesco Endeavor Fund	410	3,111	1,906
Invesco Global Infrastructure Fund	50	4	205
Invesco Global Targeted Returns Fund	421	35	9,788
Invesco Greater China Fund	1,370	2,588	1,916
Invesco Health Care Fund	969	2,314	2,219
Invesco Macro Allocation Strategy Fund	11	193	738
Invesco Multi-Asset Income Fund	37,177	19,905	28,118
Invesco Pacific Growth Fund	1,504	4,458	1,601
Invesco Select Companies Fund	918	3,867	733
Invesco U.S. Managed Volatility Fund	N/A	N/A	N/A
Invesco World Bond Factor Fund	775	639	521

The contingent deferred sales charges paid by certain shareholders of the Funds and retained by Invesco Distributors for the last three fiscal years ended October 31 is reflected below:
The sales charges paid to, or retained by, Invesco Distributors (or the predecessor funds’ distributor, as applicable) from the sale of shares and the contingent deferred sales charges ("CDSCs") retained by Invesco Distributors (or the predecessor funds’ distributor, as applicable) on the redemption of shares during the Funds’ or predecessor funds’ three most recent fiscal years, or periods indicated, are shown in the tables below.

Class A Front-End Sales Charges
Fund Name	Aggregate Front-End Sales Charges on Class A Shares				Class A Front-End Sales Charges Retained by Distributor*
	October 31, 2020	10-Month Period Ended October 31, 2019	December 31, 2018	December 31, 2017	October 31, 2020	10-Month Period Ended October 31, 2019	December 31, 2018	December 31, 2018
Invesco Core Bond Fund*	$835,924	$450,184	$387,727	$588,769	$90,784	$77,505	$100,883	$170,439
**Prior to October 31, 2019, the fiscal year end of the Fund was December 31.
Fund Name	Aggregate Front-End Sales Charges on Class A Shares				Class A Front-End Sales Charges Retained by Distributor*
	October 31, 2020	2-Months Ended October 31, 2019	August 31, 2019	August 31, 2018	October 31, 2020	2- Months Ended October 31, 2019	August 31, 2019	August 31, 2018
Invesco Developing Markets Fund***	$413,236	$64,196	$413,007	$732,656	$69,041	$11,878	$87,603	$150,050
Invesco Emerging Markets Innovators Fund***	$140,518	$24,035	$208,277	$579,214	$28,821	$5,771	$45,021	$109,123
***Prior to October 31, 2019, the fiscal year end of the Fund was August 31.
Fund Name	Aggregate Front-End Sales Charges on Class A Shares				Class A Front-End Sales Charges Retained by Distributor*
	October 31, 2020	5-Months Ended October 31, 2019	May 30, 2019	May 30, 2018	October 31, 2020	5 Months Ended October 31, 2019	May 30, 2019	May 30, 2018
Invesco Emerging Markets Local Debt Fund****	$37,073	$26,027	$124,289	$295,380	$5,675	$3,268	$36,311	$72,455
****Prior to October 31, 2019, the fiscal year end of the Fund was May 31.
Fund Name	Aggregate Front-End Sales Charges on Class A Shares				Class A Front-End Sales Charges Retained by Distributor*
	October 31, 2020	1-Month Ended October 31, 2019	September 30, 2019	September 30, 2018	October 31, 2020	1- Month Ended October 31, 2019	September 30, 2019	September 30, 2018
Invesco Global Strategic Income Fund*****	$780,708	$81,055	$1,132,969	$1,302,920	$88,473	$81,055	$1,132,969	$1,302,920
Invesco International Bond Fund*****	$206,138	$28,551	$287,473	$701,663	$26,479	$28,551	$287,743	$701,663
*****Prior to October 31, 2019, the fiscal year end of the Fund was September 30.
*Includes amounts retained by a broker-dealer that is an affiliate or a parent of the predecessor fund’s distributor.

Contingent Deferred Sales Charges
Fund Name	Class A Contingent Deferred Sales Charges Retained by Distributor				Class C Contingent Deferred Sales Charges Retained by Distributor
	October 31, 2020	10-Month Period Ended October 31, 2019	December 31, 2018	December 31, 2017	10-Month Period Ended October 31, 2019	December 31, 2018	December 31, 2017
Invesco Core Bond Fund**	$10,550	$7,021	$5,304	$9,621	$4,079	$5,731	$9,142
**Prior to October 31, 2019, the fiscal year end of the Fund was December 31.
Fund Name	Class A Contingent Deferred Sales Charges Retained by Distributor				Class C Contingent Deferred Sales Charges Retained by Distributor			Class R Contingent Deferred Sales Charges Retained by Distributor
	October 31, 2020	2 Months Ended October 31, 2019	August 31, 2019	August 31, 2018	2 Months Ended October 31, 2019	August 31, 2019	August 31, 2018	2 Months Ended October 31, 2019	August 31, 2019	August 31, 2018
Invesco Developing Markets Fund***	$11,560	$0	$11,759	$0	$1,584	$8,569	$7,832	$0	$0	$0
Invesco Emerging Markets Innovators Fund***	$979	$1,852	$12,768	$8,241	$239	$8,576	$4,862	$0	$0	$0
***Prior to October 31, 2019, the fiscal year end of the Fund was August 31.
Fund Name	Class A Contingent Deferred Sales Charges Retained by Distributor				Class C Contingent Deferred Sales Charges Retained by Distributor
	October 31, 2020	5- Months Ended October 31, 2019	May 31, 2019	May 31, 2018	5- Months Ended October 31, 2019	May 31, 2019	May 31, 2018
Invesco Emerging Markets Local Debt Fund****	$1,616	$0	$0	$2,437	$118	$4,479	$7,876
****Prior to October 31, 2019, the fiscal year end of the Fund was May 31.
Fund Name	Class A Contingent Deferred Sales Charges Retained by Distributor				Class C Contingent Deferred Sales Charges Retained by Distributor
	October 31, 2020	1- Month Ended October 31, 2019	September 30, 2019	September 30, 2018	1- Month Ended October 31, 2019	September 30, 2019	September 30, 2018
Invesco Global Strategic Income Fund*****	$9,226	$172	$2,803	$6,131	$1,354	$16,159	$21,640
Invesco International Bond Fund*****	$5,062	$610	$7,996	$7,772	$127	$11,172	$13,161
*****Prior to October 31, 2019, the fiscal year end the Fund was September 30.

APPENDIX N - AMOUNTS PAID TO INVESCO DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS
A list of amounts paid by each class of shares to Invesco Distributors pursuant to the Plan for the fiscal year ended October 31, 2020 is as follows:

Fund	A	C	R	Y	Investor Class Shares
Invesco Balanced-Risk Allocation Fund	$2,179,250	$4,363,865	$80,665	N/A	N/A
Invesco Balanced-Risk Commodity Strategy Fund	48,604	45,902	6,455	N/A	N/A
Invesco Core Bond Fund	1,586,760	841,323	333,251	N/A	N/A
Invesco Developing Markets Fund	10,791,578	3,132,378	2,075,209	N/A	N/A
Invesco Discovery Mid Cap Growth Fund	5,161,557	1,661,071	486,784	N/A	N/A
Invesco Emerging Markets All Cap Fund	1,365,878	198,227	0	N/A	N/A
Invesco Emerging Markets Innovators Fund	183,471	229,423	39,622	N/A	N/A
Invesco Emerging Markets Local Debt Fund	105,042	135,451	11,478	N/A	N/A
Invesco Emerging Markets Select Equity Fund	90,309	66,853	14,618	N/A	N/A
Invesco Endeavor Fund	223,213	99,450	30,056	N/A	N/A
Invesco Fundamental Alternatives Fund	1,029,641	326,236	75,221	N/A	N/A
Invesco Global Allocation Fund	2,599,966	853,452	180,076	N/A	N/A
Invesco Global Infrastructure Fund	30,263	18,178	10,918	N/A	N/A
Invesco Global Strategic Income Fund	5,655,495	1,832,879	429,025	N/A	N/A
Invesco Global Targeted Returns Fund	29,410	38,069	215	N/A	N/A
Invesco Greater China Fund	161,586	40,539	0	N/A	N/A
Invesco Health Care Fund	1,846,355	265,370	0	N/A	1,560,143
Invesco International Bond Fund	2,296,502	848,371	428,545	N/A	N/A
Invesco Macro Allocation Strategy Fund	7,673	18,707	540	N/A	N/A
Invesco Multi-Asset Income Fund	1,783,061	1,836,695	166,564	N/A	N/A
Invesco Pacific Growth Fund	157,667	26,788	2,999	N/A	N/A
Invesco Select Companies Fund	447,924	128,343	52,869
Invesco U.S. Managed Volatility Fund	N/A	N/A	N/A	N/A	N/A
Invesco World Bond Factor Fund	53,700	20,682	0	N/A	N/A
For the fiscal year ended October 31, 2020, there were unreimbursed distribution-related expenses with respect to the following Funds:
Fund	Class A Shares
Invesco Developing Markets Fund	$200,610
Invesco Discovery Mid Cap Growth Fund	144,062
Invesco Emerging Markets Innovators Fund	9,977
N-1

APPENDIX O - ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS
An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the fiscal year ended October 31, follows:

	Advertising	Printing & Mailing	Seminars	Underwriters Compensation	Dealers Compensation	Personnel	Travel Relating to Marketing
Invesco Balanced-Risk Allocation Fund	$0	$0	$0	$0	2,179,250	$0	$0
Invesco Balanced-Risk Commodity Strategy Fund	0	0	0	0	48,604	0	0
Invesco Core Bond Fund	0	0	0	0	1,586,760	0	0
Invesco Developing Markets Fund	0	0	0	0	10,791,578	0	0
Invesco Discovery Mid Cap Growth Fund	0	0	0	0	5,161,557	0	0
Invesco Emerging Markets All Cap Fund	0	0	0	0	1,365,878	0	0
Invesco Emerging Markets Innovators Fund	0	0	0	0	183,471	0	0
Invesco Emerging Markets Local Debt Fund	0	0	0	0	105,042	0	0
Invesco Emerging Markets Select Equity Fund	0	0	0	0	90,309	0	0
Invesco Endeavor Fund	0	0	0	0	223,213	0	0
Invesco Fundamental Alternatives Fund	0	0	0	0	1,029,641	0	0
Invesco Global Allocation Fund	0	0	0	0	2,599,966	0	0
Invesco Global Infrastructure Fund	0	0	0	0	30,263	0	0
Invesco Greater China Fund	0	0	0	0	161,586	0	0
Invesco Global Strategic Income Fund	0	0	0	0	5,655,495	0	0
Invesco Global Targeted Returns Fund	0	0	0	0	29,410	0	0
Invesco Greater China Fund	0	0	0	0	161,586	0	0
Invesco Health Care Fund	0	0	0	0	1,846,355	0	0
Invesco International Bond Fund	0	0	0	0	2,296,502	0	0
Invesco Macro Allocation Strategy Fund	0	0	0	0	7,673	0	0
Invesco Multi-Asset Income Fund	0	0	0	0	1,783,061	0	0
Invesco Pacific Growth Fund	0	0	0	0	157,667	0	0
Invesco Select Companies Fund	0	0	0	0	447,924	0	0
Invesco World Bond Factor Fund	0	0	0	0	53,700	0	0
An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended October 31, 2020, follows:
	Advertising	Printing & Mailing	Seminars	Underwriters Compensation	Dealers Compensation	Personnel	Travel Relating to Marketing
Invesco Balanced-Risk Allocation Fund	$978	$722	$215	$93,008	$4,257,230	$11,679	$33
Invesco Balanced-Risk Commodity Strategy Fund	40	30	9	3,811	41,532	479	1
Invesco Core Bond Fund	1,009	745	221	95,911	731,360	12,043	34
Invesco Developing Markets Fund	914	675	201	86,923	3,032,719	10,915	31
Invesco Discovery Mid Cap Growth Fund	1,618	1,195	355	153,819	1,484,716	19,314	54
Invesco Emerging Markets All Cap Fund	205	151	45	19,498	175,873	2,448	7
Invesco Emerging Markets Innovators Fund	162	120	36	15,407	211,758	1,935	5
Invesco Emerging Markets Local Debt Fund	128	95	28	12,163	121,506	1,527	4
Invesco Emerging Markets Select Equity Fund	91	67	20	8,689	56,892	1,091	3
Invesco Endeavor Fund	115	85	25	10,939	86,908	1,374	4
Invesco Fundamental Alternatives Fund	181	134	40	17,237	306,474	2,164	6
Invesco Global Allocation Fund	613	453	135	58,335	786,570	7,325	21
Invesco Global Infrastructure Fund	23	17	5	2,234	15,617	281	1
Invesco Global Strategic Income Fund	881	651	193	83,774	1,736,831	10,519	30
Invesco Global Targeted Returns Fund	3	3	1	321	37,701	40	0
Invesco Greater China Fund	35	26	8	3,316	36,737	416	1
Invesco Health Care Fund	232	171	51	22,060	240,078	2,770	8
Invesco International Bond Fund	421	311	92	39,989	802,523	5,021	14
Invesco Macro Allocation Strategy Fund	8	6	2	771	17,823	97	0
Invesco Multi-Asset Income Fund	1,676	1,238	368	159,342	1,654,007	20,008	56
Invesco Pacific Growth Fund	105	78	23	8,503	16,824	1,251	4
O-1

	Advertising	Printing & Mailing	Seminars	Underwriters Compensation	Dealers Compensation	Personnel	Travel Relating to Marketing
Invesco Select Companies Fund	80	59	18	7,595	119,634	954	3
Invesco World Bond Factor Fund	20	15	4	1,876	18,531	235	1
An estimate by category of the allocation of actual fees paid by Class R Shares of the Funds during the fiscal year ended August 31, 2020 follows:
	Advertising	Printing & Mailing	Seminars	Underwriters Compensation	Dealers Compensation	Personnel	Travel Relating to Marketing
Invesco Balanced-Risk Allocation Fund	$59	$43	$13	$1,864	$77,982	$702	$2
Invesco Balanced-Risk Commodity Strategy Fund	4	3	1	142	6,251	54	0
Invesco Core Bond Fund	342	252	75	10,831	317,660	4,080	11
Invesco Developing Markets Fund	1,146	846	251	36,316	2,022,931	13,680	39
Invesco Discovery Mid Cap Growth Fund	371	274	81	11,757	469,860	4,429	12
Invesco Emerging Markets Innovators Fund	25	19	6	802	38,467	302	1
Invesco Emerging Markets Local Debt Fund	13	10	3	418	10,877	157	0
Invesco Emerging Markets Select Equity Fund	0	1,156	0	1,156	12,306	0	0
Invesco Endeavor Fund	38	28	8	1,201	28,328	452	1
Invesco Fundamental Alternatives Fund	185	136	41	5,858	66,788	2,207	6
Invesco Global Allocation Fund	456	337	100	14,467	159,251	5,450	15
Invesco Global Infrastructure Fund	3	3	1	111	10,758	42	0
Invesco Global Strategic Income Fund	901	666	198	28,567	387,902	10,761	30
Invesco Global Targeted Returns Fund	1	1	0	28	175	10	0
Invesco International Bond Fund	366	270	80	11,594	411,856	4,367	12
Invesco Macro Allocation Strategy Fund	1	1	0	29	498	11	0
Invesco Multi-Asset Income Fund	84	62	18	2,654	162,743	1,000	3
Invesco Pacific Growth Fund	3	3	1	108	2,843	41	0
Invesco Select Companies Fund	100	74	22	3,183	48,288	1,199	3
An estimate by category of the allocation of actual fees paid by Investor Class shares of the Funds for the fiscal year ended October 31, 2020 follows:
	Advertising	Printing & Mailing	Seminars	Underwriters Compensation	Dealers Compensation	Personnel	Travel Relating to Marketing
Invesco Health Care Fund	$33,202	$24,518	$7,287	$0	$1,097,575	$396,444	$1,117
O-2

PART C. OTHER INFORMATION
Item 28. Exhibits.
Exhibit Number			Description
a	-	(a)	Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective April 11, 2017. (79)
a	-	(b)	Amendment No. 1, dated August 3, 2017, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (80)
a	-	(c)	Amendment No. 2, dated January 26, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (82)
a	-	(d)	Amendment No. 3, dated April 30, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (85)
a	-	(e)	Amendment No. 4, dated November 1, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (85)
a	-	(f)	Amendment No. 5, dated January 16, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (88)
a	-	(g)	Amendment No. 6, dated March 27, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (88)
a	-	(h)	Amendment No. 7, dated October 30, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (92)
a	-	(i)	Amendment No. 8, dated November 18, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (92)
a	-	(j)	Amendment No. 9, dated February 28, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (96)
a	-	(k)	Amendment No. 10, dated April 17, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (*)
a	-	(l)	Amendment No. 11, dated August 5, 2020 and September 30, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (*)
a	-	(m)	Amendment No. 12, dated December 22, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (*)
a	-	(n)	Amendment No. 13, dated January 22, 2021, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017. (*)
b	-		Second Amended and Restated Bylaws, adopted effective October 26, 2016. (77)
c	-
Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Second Amended and Restated Bylaws define rights of holders of shares.

d	(1)	(a)	Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. (5)
d	(1)	(b)	Amendment No. 1, dated September 1, 2001, to Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. (6)
d	(1)	(c)	Amendment No. 2, dated December 28, 2001, to Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. (8)

Exhibit Number			Description
d	(1)	(d)	Amendment No. 3, dated July 1, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. (8)
d	(1)	(e)	Amendment No. 4, dated September 23, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. (9)
d	(1)	(f)	Amendment No. 5, dated November 1, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. (9)
d	(1)	(g)	Amendment No. 6, dated February 28, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. (9)
d	(1)	(h)	Amendment No. 7, dated June 23, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. (10)
d	(1)	(i)	Amendment No. 8, dated November 3, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. (12)
d	(1)	(j)	Amendment No. 9, dated November 24, 2003, to Master Investment Advisory Agreement. dated September 11, 2000, between Registrant and A I M Advisors, Inc. (13)
d	(1)	(k)	Amendment No. 10, dated July 18, 2005, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. (18)
d	(1)	(l)	Amendment No. 11, dated March 31, 2006, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. (23)
d	(1)	(m)	Amendment No. 12, dated February 28, 2007, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. (25)
d	(1)	(n)	Amendment No. 13, dated July 1, 2007, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. (25)
d	(1)	(o)	Amendment No. 14, dated May 29, 2009, to Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc. (30)
d	(1)	(p)
Amendment No. 15, dated January 1, 2010, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. (34)

d	(1)	(q)	Amendment No. 16, dated February 12, 2010, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (35)
d	(1)	(r)	Amendment No. 17, dated April 30, 2010, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (39)
d	(1)	(s)	Amendment No. 18, dated June 14, 2010, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (39)
d	(1)	(t)	Amendment No. 19, dated June 16, 2010, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (40)
d	(1)	(u)	Amendment No. 20, dated September 15, 2010, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (46)
d	(1)	(v)	Amendment No. 21, dated November 29, 2010, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (46)
d	(1)	(w)	Amendment No. 22, dated May 31, 2011, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (53)
d	(1)	(x)	Amendment No. 23, dated December 14, 2011, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (57)

Exhibit Number			Description
d	(1)	(y)	Amendment No. 24, dated December 19, 2011, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (57)
d	(1)	(z)	Amendment No. 25, dated September 25, 2012, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (61)
d	(1)	(aa)	Amendment No. 26, dated September 28, 2013, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (64)
d	(1)	(bb)	Amendment No. 27, dated December 16, 2013, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (64)
d	(1)	(cc)	Amendment No. 28, dated April 22, 2014, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (69)
d	(1)	(dd)	Amendment No. 29, dated October 14, 2014, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (70)
d	(1)	(ee)	Amendment No. 30, dated June 15, 2015, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (71)
d	(1)	(ff)	Amendment No. 31, dated February 26, 2016, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (75)
d	(1)	(gg)	Amendment No. 32, dated July 27, 2016, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (75)
d	(1)	(hh)	Amendment No. 33, dated October 28, 2016, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (76)
d	(1)	(ii)	Amendment No. 34, dated December 1, 2016, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (77)
d	(1)	(jj)	Amendment No. 35, dated January 1, 2017, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (77)
d	(1)	(kk)	Amendment No. 36, dated February 27, 2017, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (78)
d	(1)	(ll)	Amendment No. 37, dated December 18, 2017, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (81)
d	(1)	(mm)	Amendment No. 38, dated April 30, 2018, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (84)
d	(1)	(nn)	Amendment No. 39, dated November 1, 2018, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (84)
d	(1)	(oo)	Amendment No. 40, dated May 24, 2019, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (86)
d	(1)	(pp)	Amendment No. 41, dated October 30, 2019, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (92)
d	(1)	(qq)	Amendment No. 42, dated November 18, 2019, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (92)
d	(1)	(rr)	Amendment No. 43, dated February 28, 2020, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (96)
d	(1)	(ss)	Amendment No. 44, dated April 17, 2020, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (*)
d	(2)	(a)	Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (*)

Exhibit Number			Description
d	(2)	(b)	Amendment No. 1, dated August 5, 2020, to Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (*)
d	(2)	(c)	Amendment No. 2, dated September 30, 2020, to Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (*)
d	(2)	(d)	Amendment No. 3, dated December 22, 2020, to Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (*)
d	(3)	(a)
Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd.,
Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.),
Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and
AIM Funds Management Inc.(27)

d	(3)	(b)
Amendment No. 1, dated May 29, 2009, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1,
2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia
Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.),
Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (34)

d	(3)	(c)
Amendment No. 2, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated
May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of
Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco
Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc.,
Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco
Trimark Ltd. (34)

d	(3)	(d)
Amendment No. 3, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated
May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia
Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (35)

d	(3)	(e)
Amendment No. 4, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1,
2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland
GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited,
Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (39)

d	(3)	(f)
Amendment No. 5, dated June 14, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1,
2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland
GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited,
Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(40)

d	(3)	(g)
Amendment No. 6, dated October 29, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated
May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia
Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (49)

d	(3)	(h)
Amendment No. 7, dated November 29, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated
May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia
Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(49)

d	(3)	(i)
Amendment No. 8, dated May 31, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1,
2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland
GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited,
Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (53)

Exhibit Number			Description
d	(3)	(j)
Amendment No. 9, dated December 14, 2011, to the Master Intergroup Sub-Advisory Contract for Mutual Funds,
dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia
Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd (previously known as Invesco Trimark Ltd. (57)

d	(3)	(k)
Amendment No. 10, dated December 19, 2011, to the Master Intergroup Sub-Advisory Contract for Mutual Funds,
dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia
Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd (previously known as Invesco Trimark Ltd. (57)

d	(3)	(l)
Amendment No. 11, dated September 25, 2012, to the Master Intergroup Sub-Advisory Contract for Mutual Funds,
dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia
Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (62)

d	(3)	(m)
Amendment No. 12, dated September 28, 2012, to the Master Intergroup Sub-Advisory Contract for Mutual Funds,
dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia
Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (62)

d	(3)	(n)
Amendment No. 13, dated December 16, 2013, to the Master Intergroup Sub-Advisory Contract for Mutual Funds,
dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia
Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (64)

d	(3)	(o)
Amendment No. 14, dated April 22, 2014, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated
May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia
Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(69)

d	(3)	(p)
Amendment No. 15, dated October 14, 2014, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated
May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia
Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (70)

d	(3)	(q)	Termination Agreement, dated January 16, 2015, between Invesco Advisers, Inc. and Invesco Australia Limited. (70)
d	(3)	(r)
Amendment No. 16, dated June 15, 2015, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated
May 1, 2008 between Invesco Advisers, Inc. (as successor by merger to Invesco Aim Advisors, Inc.), on behalf of
Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset
Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Australia Limited, Invesco Hong Kong
Limited and Invesco Senior Secured Management, Inc.(71)

d	(3)	(s)
Amendment No. 17, dated February 26, 2016, to the Master Intergroup Sub-Advisory Contract for Mutual Funds,
dated May 1, 2008 between Invesco Advisers, Inc. (as successor by merger to Invesco Aim Advisors, Inc.), on behalf of
Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset
Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Australia Limited, Invesco Hong Kong
Limited and Invesco Senior Secured Management, Inc.(75)

d	(3)	(t)
Amendment No. 18, dated July 27, 2016, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated
May 1, 2008 between Invesco Advisers, Inc. (as successor by merger to Invesco Aim Advisors, Inc.), on behalf of
Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset
Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior
Secured Management, Inc. (75)

Exhibit Number			Description
d	(3)	(u)
Amendment No. 19, dated October 28, 2016, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated
May 1, 2008 between Invesco Advisers, Inc. (as successor by merger to Invesco Aim Advisors, Inc.), on behalf of
Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset
Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior
Secured Management, Inc.(76)

d	(3)	(v)
Amendment No. 20, dated December 1, 2016, to the Master Intergroup Sub-Advisory Contract for Mutual Funds,
dated May 1, 2008 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada Ltd., Invesco
Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd.,
Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(77)

d	(3)	(w)
Amendment No. 21, dated February 27, 2017, to the Master Intergroup Sub-Advisory Contract for Mutual Funds,
dated May 1, 2008 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada Ltd., Invesco
Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd.,
Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(79)

d	(3)	(x)
Amendment No. 22, dated December 18, 2017, to the Master Intergroup Sub-Advisory Contract for Mutual Funds,
dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong
Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (82)

d	(3)	(y)
Amendment No. 23, dated April 30,2018, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated
May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong
Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(85)

d	(3)	(z)
Amendment No. 24, dated November 1, 2018, to the Master Intergroup Sub-Advisory Contract for Mutual Funds,
dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong
Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (88)

d	(3)	(aa)
Amendment No. 25, dated May 24, 2019, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated
May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong
Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (88)

d	(3)	(bb)
Amendment No. 26, dated October 30, 2019, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated
May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong
Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (92)

d	(3)	(cc)
Amendment No. 27, dated November 18, 2019, to the Master Intergroup Sub-Advisory Contract for Mutual Funds,
dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong
Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (*)

d	(3)	(dd)
Amendment No. 28, dated February 28, 2020, to the Master Intergroup Sub-Advisory Contract for Mutual Funds,
dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong
Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (*)

d	(3)	(ee)
Amendment No. 29, dated April 17, 2020, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated
May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong
Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (*)

d	(4)	(a)
Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between
Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong
Kong Limited, and Invesco Senior Secured Management, Inc.(*)

Exhibit Number			Description
d	(4)	(b)
Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for
Mutual Funds, dated July 1, 2020 between Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco Canada
Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management
(Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.(*)

d	(4)	(c)
Amendment No. 2, dated September 30, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract
for Mutual Funds, dated July 1, 2020 between Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco
Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset
Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.(*)

d	(4)	(d)
Amendment No. 3, dated December 22, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract
for Mutual Funds, dated July 1, 2020 between Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco
Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset
Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.(*)

d	(5)	(a)	Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (57)
d	(5)	(b)	Amendment No. 1, dated July 30, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (60)
d	(5)	(c)	Amendment No. 2, dated September 25, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (61)
d	(5)	(d)	Amendment No. 3, dated February 25, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (66)
d	(5)	(e)	Amendment No. 4, dated December 16, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (66)
d	(5)	(f)	Amendment No. 5, dated April 22, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (69)
d	(5)	(g)	Amendment No. 6, dated June 26, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (69)
d	(5)	(h)	Amendment No. 7, dated October 14, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (70)
d	(5)	(i)	Amendment No. 8, dated September 30, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (71)
d	(5)	(j)	Amendment No. 9, dated December 21, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (74)
d	(5)	(k)	Amendment No. 10, dated June 30, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (75)
d	(5)	(l)	Amendment No. 11, dated July 1, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (75)
d	(5)	(m)	Amendment No. 12, dated July 27, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (75)
d	(5)	(n)	Amendment No. 13, dated October 28, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (76)
d	(5)	(o)	Amendment No. 14, dated February 27, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (78)
d	(5)	(p)	Amendment No. 15, dated April 11, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (80)
d	(5)	(q)	Amendment No. 16, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (81)

Exhibit Number			Description
d	(5)	(r)	Amendment No. 17, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (81)
d	(5)	(s)	Amendment No. 18, dated April 30, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (85)
d	(5)	(t)	Amendment No. 19, dated November 1, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011. (85)
d	(5)	(u)	Amendment No. 20, dated May 24, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011. (88)
d	(5)	(v)	Amendment No. 21, dated August 15, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011. (89)
d	(5)	(w)	Amendment No. 22, dated October 30, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011. (89)
d	(5)	(x)	Amendment No. 23, dated November 18, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011. (89)
d	(5)	(y)	Amendment No. 24, dated February 28, 2020, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011. (94)
d	(5)	(z)	Amendment No. 25, dated April 17, 2020, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011. (98)
d	(5)	(aa)	Amendment No. 26, dated June 5, 2020, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011. (99)
d	(6)	(a)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (99)
d	(6)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (100)
d	(6)	(c)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (100)
d	(6)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (100)
d	(7)	(a)	Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (85)
d	(7)	(b)	Amendment No. 1, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (85)
d	(7)	(c)	Amendment No. 2, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (85)
d	(7)	(d)	Amendment No. 3, dated April 30, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (85)
d	(7)	(e)	Amendment No. 4, dated November 1, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (85)
d	(7)	(f)	Amendment No. 5, dated May 24, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (88)
d	(7)	(g)	Amendment No. 6, dated August 15, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (87)
d	(7)	(h)	Amendment No. 7, dated October 30, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (89)

Exhibit Number			Description
d	(7)	(i)	Amendment No. 8, dated November 18, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (89)
d	(7)	(j)	Amendment No. 9, dated February 28, 2020, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (97)
d	(7)	(k)	Amendment No. 10, dated April 17, 2020, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (98)
d	(7)	(l)	Amendment No. 11, dated June 5, 2020, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (101)
d	(8)	(a)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (100)
d	(8)	(a)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (100)
d	(8)	(b)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (100)
d	(8)	(c)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (100)
d	(9)	(a)	Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated May 24, 2019. (87)
d	(9)	(b)	Amendment No. 1, dated August 15, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated May 24, 2019. (87)
d	(9)	(c)	Amendment No. 2, dated October 30, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated October 30, 2019. (90)
d	(9)	(d)	Amendment No. 3, dated November 18, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated November 18, 2019. (91)
d	(9)	(e)	Amendment No. 4, dated February 28, 2020, to the Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated November 18, 2019. (102)
d	(9)	(f)	Amendment No. 5, dated April 17, 2020, to the Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated November 18, 2019. (98)
d	(9)	(g)	Amendment No. 6, dated June 5, 2020, to the Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated November 18, 2019. (103)
d	(9)	(h)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (99)
e	(1)	(a)	Master Distribution Agreement, dated July 1, 2014 between the Registrant and Invesco Distributors, Inc. (69)
e	(1)	(b)	Amendment No. 1, dated October 14, 2014, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (70)
e	(1)	(c)	Amendment No. 2, dated January 30, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (70)
e	(1)	(d)	Amendment No. 3, dated April 30, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (71)
e	(1)	(e)	Amendment No. 4, dated June 15, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (71)
e	(1)	(f)	Amendment No. 5, dated September 30, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (71)
e	(1)	(g)	Amendment No. 6, dated December 21, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (74)

Exhibit Number			Description
e	(1)	(h)	Amendment No. 7, dated February 26, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (75)
e	(1)	(i)	Amendment No. 8, dated April 29, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (75)
e	(1)	(j)	Amendment No. 9, dated June 20, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (75)
e	(1)	(k)	Amendment No. 10, dated June 28, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (75)
e	(1)	(l)	Amendment No. 11, dated July 1, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (75)
e	(1)	(m)	Amendment No. 12, dated July 27, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (75)
e	(1)	(n)	Amendment No. 13, dated October 28, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (76)
e	(1)	(o)	Amendment No. 14, dated December 1, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (77)
e	(1)	(p)	Amendment No. 15, dated February 27, 2017, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (78)
e	(1)	(q)	Amendment No. 16, dated December 15, 2017, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (81)
e	(1)	(r)	Amendment No. 17, dated December 18, 2017, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (81)
e	(1)	(s)	Amendment No. 18, dated April 30, 2018, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (85)
e	(1)	(t)	Amendment No. 19, dated July 26, 2018, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (85)
e	(1)	(u)	Amendment No. 20, dated November 1, 2018, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (85)
e	(1)	(v)	Amendment No. 21, dated May 24, 2019, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (87)
e	(1)	(w)	Amendment No. 22, dated August 15, 2019, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (87)
e	(1)	(x)	Amendment No. 23, dated October 30, 2019, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (90)
e	(1)	(y)	Amendment No. 24, dated November 18, 2019, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (90)
e	(1)	(z)	Amendment No. 25, dated February 28, 2020, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (94)
e	(1)	(aa)	Amendment No. 26, dated April 17, 2020, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (104)
e	(1)	(bb)	Amendment No. 27, dated June 5, 2020, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (99)
e	(2)	(a)	Amended and Restated Master Distribution Agreement, dated July 1, 2020 between the Registrant and Invesco Distributors, Inc. (99)

Exhibit Number			Description
e	(2)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (100)
e	(2)	(c)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (100)
e	(2)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (100)
e	(2)	(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (*)
e	(3)		Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers. (28)
e	(4)		Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks. (28)
f	(1)		Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013. (66)
f	(2)	(a)	Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board/Trustees on December 31, 2011. (70)
f	(2)	(b)	Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement. (73)
g	(1)		Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated June 1, 2018. (85)
g	(2)		Subcustodian Agreement, dated January 20, 1993, between State Street Bank and Trust Company and The Bank of New York. (7)
h	(1)		Fifth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Services, Inc. (*)
h	(2)	(a)	Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc. (23)
h	(2)	(b)	Amendment No. 1, dated February 28, 2007, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and A I M Advisors, Inc. (25)
h	(2)	(c)	Amendment No. 2, dated May 29, 2009, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc. (30)
h	(2)	(d)
Amendment No. 3, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services
Agreement, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. (34)

h	(2)	(e)
Amendment No. 4, dated February 12, 2010, to the Second Amended and Restated Master Administrative Services
Agreement, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. (35)

h	(2)	(f)	Amendment No. 5, dated April 30, 2010, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (39)
h	(2)	(g)	Amendment No. 6, dated June 14, 2010, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (39)
h	(2)	(h)	Amendment No. 7, dated October 29, 2010, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (46)
h	(2)	(i)	Amendment No. 8, dated November 29, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006 between Invesco Advisers, Inc. and Registrant. (47)
h	(2)	(j)	Amendment No. 9, dated May 31, 2011, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006 between Invesco Advisers, Inc. and Registrant. (53)
h	(2)	(k)	Amendment No. 10, dated December 14, 2011, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006 between Invesco Advisers, Inc. and Registrant. (57)

Exhibit Number			Description
h	(2)	(l)	Amendment No. 11, dated December 19, 2011, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006 between Invesco Advisers, Inc. and Registrant. (57)
h	(2)	(m)	Amendment No. 12, dated July 1, 2012, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (60)
h	(2)	(n)	Amendment No. 13, dated September 25, 2012, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (61)
h	(2)	(o)	Amendment No. 14, dated September 28, 2012, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (64)
h	(2)	(p)	Amendment No. 15, dated December 16, 2013, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (64)
h	(2)	(q)	Amendment No. 16, dated April 22, 2014, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (69)
h	(2)	(r)	Amendment No. 17, dated October 14, 2014, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (70)
h	(2)	(s)	Amendment No. 18, dated June 15, 2015, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (71)
h	(2)	(t)	Amendment No. 19, dated February 26, 2016, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (75)
h	(2)	(u)	Amendment No. 20, dated July 27, 2016, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (75)
h	(2)	(v)	Amendment No. 21, dated October 28, 2016, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (76)
h	(2)	(w)	Amendment No. 22, dated December 1, 2016, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (77)
h	(2)	(x)	Amendment No. 23, dated February 27, 2017, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (78)
h	(2)	(y)	Amendment No. 24, dated December 18, 2017, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (81)
h	(2)	(z)	Amendment No. 25, dated April 30, 2018, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (85)
h	(2)	(aa)	Amendment No. 26, dated November 1, 2018, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (85)
h	(2)	(bb)	Amendment No. 27, dated January 1, 2019, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (85)
h	(2)	(cc)	Amendment No. 28, dated May 24, 2019, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (88)
h	(2)	(dd)	Amendment No. 29, dated October 30, 2019, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (92)
h	(2)	(ee)	Amendment No. 30, dated November 18, 2019, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc (92)
h	(2)	(ff)	Amendment No. 31, dated February 28, 2020, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (96)
h	(2)	(gg)	Amendment No. 32, dated April 17, 2020, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (*)

Exhibit Number		Description
h	(3)	Eighth Amended and Restated Memorandum of Agreement, dated July 1, 2014, regarding securities lending waiver, between Registrant (on behalf of all Funds) and Invesco Advisers, Inc. (69)
h	(4)	Memorandum of Agreement, dated January 22, 2020, regarding expense limitations between Registrant (on behalf of certain Funds) and Invesco Advisers, Inc. (*)
h	(5)	Memorandum of Agreement, dated December 3, 2020, regarding advisory fee waivers and affiliated money market fund waivers, between Registrant and Invesco Advisers, Inc. (105)
h	(6)	Interfund Lending Agreement dated December 12, 2016, between Registrant and Invesco Advisors, Inc. (77)
h	(7)	Expense Reimbursement Agreement, dated June 30, 2003, between Registrant and A I M Fund Services, Inc. (now known as AIM Investment Services, Inc.). (13)
i	-	Legal Opinion of Stradley Ronan Stevens & Young, LLP. (*)
j	(1)	Consent of PricewaterhouseCoopers LLP. (*)
j	(2)	Consent of Cohen & Company, Ltd. (97)
k	-	Omitted Financial Statements – Not Applicable.
l	(1)	Agreement Concerning Initial Capitalization of Registrant’s AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund dated November 3, 2003. (12)
l	(2)	Agreement Concerning Initial Capitalization of Registrant’s AIM China Fund, AIM Enhanced Short Bond Fund, AIM International Bond Fund and AIM Japan Fund dated March 31, 2006. (23)
l	(3)	Agreement Concerning Initial Capitalization of Registrant’s AIM Balanced-Risk Allocation Fund dated May 29, 2009. (30)
l	(4)
Initial Capitalization Agreement, dated October 2, 2008, for Class Y shares of AIM Balanced-Risk Allocation Fund,
AIM China Fund, AIM Developing Markets Fund, AIM Global Healthcare Fund, AIM International Total Return Fund,
AIM Japan Fund, AIM LIBOR Alpha Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small
Companies Fund. (35)

l	(5)
Agreement concerning Initial Capital Investment in Portfolios of the Registrant dated June 1, 2010, for Institutional
Class Shares of Invesco Alternative Opportunities Fund, Institutional Class Shares of Invesco Commodities Strategy
Fund, Institutional Class Shares of Invesco FX Alpha Plus Strategy Fund, Institutional Class Shares of Invesco FX
Alpha Strategy Fund, Class B Shares and Class C Shares of Invesco International Growth Equity Fund, Institutional
Class Shares of Invesco Van Kampen Emerging Markets Fund, Class Y Shares of Invesco Van Kampen Global Equity
Allocation Fund, Institutional Class Shares of Invesco Van Kampen Global Tactical Asset Allocation Fund, Institutional
Class Shares of Invesco Van Kampen International Growth Fund. (40)

l	(6)	Agreement concerning Initial Capital Investment of Registrant’s Invesco Emerging Market Local Currency Debt Fund dated June 11, 2010. (40)
l	(7)	Agreement concerning Initial Capital Investment of Registrant’s Invesco Balanced-Risk Commodity Strategy Fund dated November 26, 2010. (47)
l	(8)	Agreement concerning Initial Capital Investment of Registrant’s Invesco Emerging Markets Equity Fund dated May 26, 2011. (53)
l	(9)	Agreement concerning Initial Capital Investment of Registrant’s Invesco Premium Income Fund dated December 12, 2011. (57)
l	(10)	Agreement concerning Initial Capital Investment of Registrant’s Invesco Global Markets Strategy Fund dated September 24, 2012. (61)
l	(11)	Plan of Recapitalization of Invesco Global Markets Strategy Fund (now known as Invesco Macro Allocation Strategy Fund), a series of the Registrant. (79)

Exhibit Number			Description
l	(12)
Agreement concerning Initial Capital Investment of Registrant’s Invesco All Cap Market Neutral Fund, Invesco Global
Market Neutral Fund, Invesco Global Targeted Returns Fund, Invesco Long/Short Equity Fund, Invesco Low Volatility
Emerging Markets Fund, Invesco Macro International Equity Fund and Invesco Macro Long/Short Fund dated
December 13, 2013. (64)

l	(13)		Agreement concerning Initial Capital Investment of Registrant’s Invesco Unconstrained Bond Fund dated October 7, 2014. (69)
l	(14)		Agreement concerning Initial Capital Investment of Registrant’s Invesco U.S. Managed Volatility Fund dated December 14, 2017. (82)
m	(1)	(a)
Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (75)

m	(1)	(b)
Amendment No. 1, dated July 1, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor
Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust
(Compensation) effective July 1, 2016. (75)

m	(1)	(c)
Amendment No. 2, dated July 27, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor
Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust
(Compensation) effective July 1, 2016. (75)

m	(1)	(d)
Amendment No. 3, dated September 1, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C,
Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust
(Compensation) effective July 1, 2016. (79)

m	(1)	(e)
Amendment No. 4, dated October 28, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C,
Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust
(Compensation) effective July 1, 2016. (79)

m	(1)	(f)
Amendment No. 5, dated December 1, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C,
Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust
(Compensation) effective July 1, 2016. (79)

m	(1)	(g)
Amendment No. 6, dated February 27, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C,
Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust
(Compensation) effective July 1, 2016. (82)

m	(1)	(h)
Amendment No. 7, dated June 9, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor
Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust
(Compensation) effective July 1, 2016. (81)

m	(1)	(i)
Amendment No. 8, dated December 15, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C,
Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust
(Compensation) effective July 1, 2016. (81)

m	(1)	(j)
Amendment No. 9, dated December 18, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C,
Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust
(Compensation) effective July 1, 2016 .(81)

m	(1)	(k)
Amendment No. 10, dated April 2, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C,
Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust
(Compensation) effective July 1, 2016. (85)

m	(1)	(l)
Amendment No. 11, dated April 30, 2018, to the Third Amended and Restated Distribution Plan—Class A, A2, C,
Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust
(Compensation), effective as of July 1, 2016. (85)

m	(1)	(m)
Amendment No. 12, dated July 26, 2018, to the Third Amended and Restated Distribution Plan—Class A, A2, C,
Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust
(Compensation), effective as of July 1, 2016. (85)

Exhibit Number			Description
m	(1)	(n)
Amendment No. 13, dated November 1, 2018, to the Third Amended and Restated Distribution Plan—Class A, A2, C,
Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust
(Compensation), effective as of July 1, 2016. (85)

m	(1)	(o)
Amendment No. 14, dated May 24, 2019, to the Third Amended and Restated Distribution Plan—Class A, A2, C,
Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust
(Compensation), effective as of July 1, 2016. (87)

m	(1)	(p)
Amendment No. 15, dated September 17, 2019, to the Third Amended and Restated Distribution Plan—Class A, A2,
C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments
Trust (Compensation), effective as of July 1, 2016. (90)

m	(1)	(q)
Amendment No. 16, dated October 30, 2019, to the Third Amended and Restated Distribution Plan—Class A, A2, C,
Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust
(Compensation), effective as of July 1, 2016. (90)

m	(1)	(r)
Amendment No. 17, dated February 28, 2020, to the Third Amended and Restated Distribution Plan—Class A, A2, C,
Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust
(Compensation), effective as of July 1, 2016.(94)

m	(1)	(s)
Amendment No. 18, dated April 17, 2020, to the Third Amended and Restated Distribution Plan—Class A, A2, C,
Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust
(Compensation), effective as of July 1, 2016.(104)

m	(1)	(t)
Amendment No. 19, dated June 29, 2020, to the Third Amended and Restated Distribution Plan—Class A, A2, C,
Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust
(Compensation), effective as of July 1, 2016.(101)

m	(1)	(u)
Amendment No. 20, dated August 5, 2020, to the Third Amended and Restated Distribution Plan—Class A, A2, C,
Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust
(Compensation), effective as of July 1, 2016.(101)

m	(1)	(v)
Amendment No. 21, dated September 30, 2020, to the Third Amended and Restated Distribution Plan—Class A, A2,
C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments
Trust (Compensation), effective as of July 1, 2016.(105)

m	(1)	(w)
Amendment No. 22, dated October 9, 2020, to the Third Amended and Restated Distribution Plan—Class A, A2, C,
Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust
(Compensation), effective as of July 1, 2016.(105)

m	(1)	(x)
Amendment No. 23, dated December 22, 2020, to the Third Amended and Restated Distribution Plan—Class A, A2, C,
Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust
(Compensation), effective as of July 1, 2016.(*)

m	(2)	(a)	Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015, as subsequently amended. (71)
m	(2)	(b)
Amendment No. 1, dated June 20, 2016, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX,
Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015, as subsequently amended. (75)

m	(2)	(c)
Amendment No. 2, dated June 28, 2018, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX,
Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015, as subsequently amended. (75)

m	(2)	(d)
Amendment No. 3, dated July 26, 2018, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX,
Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015, as subsequently amended. (85)

m	(2)	(e)
Amendment No. 4, dated May 15, 2020, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX,
Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015, as subsequently amended. (98)

m	(3)	(a)	Distribution and Service Plan (Class A, C and R Shares of Invesco Oppenheimer Funds) (Compensation). (87)
m	(3)	(b)	Amendment No. 1, dated October 30, 2019, Distribution and Service Plan (Compensation) (Class A, C and R Shares of Invesco Oppenheimer Funds). (92)

Exhibit Number			Description
m	(3)	(c)	Amendment No. 2, dated November 18, 2019, Distribution and Service Plan (Compensation) (Class A, C and R Shares of Invesco Oppenheimer Funds). (92)
m	(3)	(d)	Amendment No. 3, dated April 17, 2020, Distribution and Service Plan (Compensation) (Class A, C and R Shares of Invesco Oppenheimer Funds). (*)
m	(3)	(e)	Amendment No. 4, dated September 30, 2020, Distribution and Service Plan (Compensation) (Class A, C and R Shares of Invesco Oppenheimer Funds). (*)
m	(4)	(a)	Service Plan (Class A Shares of Invesco Oppenheimer Funds) (Reimbursement). (87)
m	(4)	(b)	Amendment No. 1, dated October 30, 2019, Service Plan (Reimbursement), dated May 24, 2019. (97)
m	(4)	(c)	Amendment No. 2, dated November 18, 2019, Service Plan (Reimbursement), dated May 24, 2019. (96)
m	(4)	(d)	Amendment No. 3, dated April 17, 2020, Service Plan (Reimbursement), dated May 24, 2019. (*)
m	(4)	(e)	Amendment No. 4, dated September 30, 2020, Service Plan (Reimbursement), dated May 24, 2019. (*)
m	(5)		Service Plan (Compensation) Class A Shares of Invesco Oppenheimer Funds, dated May 24, 2019. (92)
n	(1)		Multiple Class Plan of the Invesco Funds effective January 22, 2021. (*)
n	(2)		Multiple Class Plan of The Invesco Oppenheimer Funds effective May 24, 2019. (87)
p	(1)		Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Advisers, Inc. (*)
p	(2)		Code of Ethics and Personal Trading Policy for EMEA dated January 2021, relating to Invesco Asset Management Limited. (*)
p	(3)		Code of Ethics and Personal Trading Policy for APAC, dated January 2021, relating to Invesco Asset Management (Japan) Limited. (*)
p	(4)		Code of Ethics and Personal Trading Policy for APAC, dated January 2021, relating to Invesco Hong Kong Limited. (*)
p	(5)		Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Canada Ltd. (*)
p	(6)		Code of Ethics and Personal Trading Policy for EMEA dated January 2021, relating to Invesco Asset Management Deutschland (GmbH. (*)
p	(7)		Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Senior Secured Management. (*)
p	(8)		Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Capital Management, LLC. (*)
p	(9)
Code of Ethics and Personal Trading Policy for APAC, dated January 2021, and Invesco Asset Management (India)
Pvt. Ltd Personal Trading Policy, dated May 25, 2020, relating to Invesco Asset Management (India) PVT. LTD. (*)

q	(1)		Powers of Attorney for Fields, Flanagan, Hostetler, Jones, Mathai-Davis, Ressel, Stern, Troccoli and Wilson, dated March 28, 2018. (85)
q	(2)		Power of Attorney for LaCava dated March 1, 2019. (86)
q	(3)		Powers of Attorney for Brown, Krentzman, Motley, Vaughn and Vandivort dated June 10, 2019. (88)
(1)
Incorporated by reference to PEA No. 55, filed on August 26, 1998.
(2)
Incorporated by reference to PEA No. 56, filed on December 30, 1998.
(3)
Incorporated by reference to PEA No. 57, filed on February 22, 1999.
(4)
Incorporated by reference to PEA No. 58, filed on February 24, 2000.
(5)
Incorporated by reference to PEA No. 59, filed on February 28, 2001.
(6)
Incorporated by reference to PEA No. 60, filed on October 15, 2001.
(7)
Incorporated by reference to PEA No. 61, filed on January 30, 2002.
(8)
Incorporated by reference to PEA No. 62, filed on August 14, 2002.

(9)
Incorporated by reference to PEA No. 63, filed on February 20, 2003.
(10)
Incorporated by reference to PEA No. 64, filed on August 20, 2003.
(11)
Incorporated by reference to PEA No. 65, filed on October 10, 2003.
(12)
Incorporated by reference to PEA No. 66, filed on February 20, 2004.
(13)
Incorporated by reference to PEA No. 67, filed on August 31, 2004.
(14)
Incorporated by reference to PEA No. 70, filed on December 23, 2004.
(15)
Incorporated by reference to PEA No. 71, filed on February 23, 2005.
(16)
Incorporated by reference to PEA No. 72, filed on March 1, 2005.
(17)
Incorporated by reference to PEA No. 73, filed on March 30, 2005.
(18)
Incorporated by reference to PEA No. 74, filed on August 24, 2005.
(19)
Incorporated by reference to PEA No. 75, filed on December 15, 2005.
(20)
Incorporated by reference to PEA No. 76, filed on January 13, 2006.
(21)
Incorporated by reference to PEA No. 77, filed on February 23, 2006.
(22)
Incorporated by reference to PEA No. 78, filed on March 24, 2006.
(23)
Incorporated by reference to PEA No. 79, filed on December 20, 2006.
(24)
Incorporated by reference to PEA No. 80, filed on February 23, 2007.
(25)
Incorporated by reference to PEA No. 81, filed on February 8, 2008.
(26)
Incorporated by reference to PEA No. 82, filed on February 19, 2008.
(27)
Incorporated by reference to PEA No. 83, filed on September 22, 2008.
(28)
Incorporated by reference to PEA No. 84, filed on February 25, 2009.
(29)
Incorporated by reference to PEA No. 85, filed on March 10, 2009.
(30)
Incorporated by reference to PEA No. 86, filed on May 29, 2009.
(31)
Incorporated by reference to PEA No. 87, filed on November 25, 2009.
(32)
Incorporated by reference to PEA No. 88, filed on December 22, 2009.
(33)
Incorporated by reference to PEA No. 89, filed on February 5, 2010.
(34)
Incorporated by reference to PEA No. 90, filed on February 12, 2010.
(35)
Incorporated by reference to PEA No. 92, filed on February 26, 2010.
(36)
Incorporated by reference to PEA No. 93, filed on March 10, 2010.
(37)
Incorporated by reference to PEA No. 94, filed on March 24, 2010.
(38)
Incorporated by reference to PEA No. 95, filed on May 27, 2010.
(39)
Incorporated by reference to PEA No. 96, filed on June 11, 2010.
(40)
Incorporated by reference to PEA No. 97, filed on July 16, 2010.
(41)
Incorporated by reference to PEA No. 98, filed on July 26, 2010.
(42)
Incorporated by reference to PEA No. 99, filed on September 24, 2010.
(43)
Incorporated by reference to PEA No. 101, filed on October 21, 2010.
(44)
Incorporated by reference to PEA No. 102, filed on October 28, 2010.
(45)
Incorporated by reference to PEA No. 104, filed on November 8, 2010.
(46)
Incorporated by reference to PEA No. 105, filed on November 24, 2010.
(47)
Incorporated by referenced to PEA No. 106, filed on December 21, 2010.
(48)
Incorporated by reference to PEA No. 108, filed on December 23, 2010.
(49)
Incorporated by reference to PEA No. 109, filed on February 7, 2011.
(50)
Incorporated by reference to PEA No. 110, filed on February 24, 2011.
(51)
Incorporated by reference to PEA No. 112, filed on April 21, 2011.
(52)
Incorporated by reference to PEA No. 114, filed on May 20, 2011.
(53)
Incorporated by reference to PEA No. 116, filed on September 23, 2011.
(54)
Incorporated by reference to PEA No. 117, filed on September 28, 2011.
(55)
Incorporated herein by reference to PEA No. 119, filed on November 17, 2011.
(56)
Incorporated herein by reference to PEA No. 121, filed on December 9, 2011.
(57)
Incorporated by reference to PEA No. 123, filed on February 24, 2012.
(58)
Incorporated by reference to PEA No. 125, filed on July 12, 2012.
(59)
Incorporated by reference to PEA No. 126, filed on September 21, 2012.
(60)
Incorporated by reference to PEA No. 127, filed on September 24, 2012.
(61)
Incorporated by reference to PEA No. 130, filed on February 26, 2013.
(62)
Incorporated by reference to PEA No. 132, filed on August 8, 2013.
(63)
Incorporated by reference to PEA No. 134, filed on September 30, 2013.
(64)
Incorporated by reference to PEA No. 135, filed on December 13, 2013.
(65)
Incorporated by reference to PEA No. 137, filed on January 29, 2014.
(66)
Incorporated by reference to PEA No. 138, filed on February 26, 2014.
(67)
Incorporated by reference to PEA No. 141, filed on April 22, 2014.
(68)
Incorporated by reference to PEA No. 143, filed on July 16, 2014.

(69)
Incorporated by reference to PEA No. 144, filed on September 26, 2014.
(70)
Incorporated by reference to PEA No. 146, filed on February 25, 2015.
(71)
Incorporated by reference to PEA No. 148, filed on October 23, 2015.
(72)
Incorporated by reference to PEA No. 149, filed on December 9, 2015.
(73)
Incorporated by reference to PEA No. 151, filed on December 28, 2015.
(74)
Incorporated by reference to PEA No. 153, filed on February 24, 2016.
(75)
Incorporated by reference to PEA No. 155, filed on September 26, 2016.
(76)
Incorporated by reference to PEA No. 156, filed on November 30, 2016.
(77)
Incorporated by reference to PEA No. 158, filed on February 24, 2017.
(78)
Incorporated by reference to PEA No. 160, filed on March 31, 2017.
(79)
Incorporated by reference to PEA No. 162, filed on June 5, 2017.
(80)
Incorporated by reference to PEA No. 164, filed on October 4, 2017.
(81)
Incorporated by reference to PEA No. 165, filed on December 15, 2017.
(82)
Incorporated by reference to PEA No. 168, filed on February 27, 2018.
(83)
Incorporated by reference to PEA No. 170, filed on November 2, 2018.
(84)
Incorporated by reference to PEA No. 172, filed on January 23, 2019.
(85)
Incorporated by reference to PEA No. 175, filed on February 27, 2019.
(86)
Incorporated by reference to PEA No. 176, filed on May 23, 2019.
(87)
Incorporated by reference to Post-Effective Amendment No. 91 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on September 26, 2019.
(88)
Incorporated herein by reference to PEA No. 178, filed on September 26, 2019.
(89)
Incorporated by reference to Post-Effective Amendment No. 70 to AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Registration Statement on Form N-1A, filed on December 19, 2019.
(90)
Incorporated by reference to Post-Effective Amendment No. 135 to AIM Equity Funds (Invesco Equity Funds) Registration Statement on Form N-1A, filed on November 21, 2019.
(91)
Incorporated by reference to Post-Effective Amendment No. 154 to AIM Growth Series (Invesco Growth Series) Registration Statement on Form N-1A, filed on December 9, 2019.
(92)
Incorporated by reference to Post-Effective Amendment No. 180, filed on December 27, 2019.
(93)
Incorporated by reference to Post-Effective Amendment No. 130 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on February 11, 2020.
(94)
Incorporated by reference to Post-Effective Amendment No. 116 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A, filed on February 27, 2020.
(95)
Incorporated by reference to Post-Effective Amendment No. 99 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on January 27, 2020.
(96)
Incorporated herein by reference to Post-Effective Amendment No. 187 filed on February 28, 2020.
(97)
Incorporated herein by reference to Post-Effective Amendment No. 189 filed on March 30, 2020.
(98)
Incorporated by reference to Post-Effective Amendment No. 102 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on June 29, 2020.
(99)
Incorporated by reference to Post-Effective Amendment No. 137 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on August 21, 2020.
(100)
Incorporated by reference to Post-Effective Amendment No. 139 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on October 9, 2020.
(101)
Incorporated by reference to Post-Effective Amendment No. 118 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A, filed on January 27, 2020.
(102)
Incorporated by reference to Post-Effective Amendment No. 189 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on March 30, 2020.
(103)
Incorporated by reference to Post-Effective Amendment No. 91 to AIM Tax-Exempt Funds (Invesco Tax-Exmpt Funds) Registration Statement on Form N-1A, filed on June 29, 2020.
(104)
Incorporated by reference to Post-Effective Amendment No. 132 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on June 5, 2020.
(105)
Incorporated by reference to Post-Effective Amendment No. 143 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on December 18, 2020.
(*)
Filed herewith electronically.
Item 29. Persons Controlled by or Under Common Control with the Fund.
None.
Item 30. Indemnification.
Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, as amended and Article VIII of its Second Amended and Restated

Bylaws and are hereby incorporated by reference. See Items 28(a) and (b) above. Under the Fourth Amended and Restated Agreement and Declaration of Trust, effective as of April 11, 2017, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Second Amended and Restated Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Second Amended and Restated Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).
The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and an additional $50,000,000 of excess coverage (plus an additional $30,000,000 limit that applies to independent directors/trustees only).
Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.
Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Canada Ltd, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc., and separate Sub-Advisory Agreements with each of Invesco Capital Management, LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of the Investment Adviser.
The only employment of a substantial nature of Invesco’s directors and officers is with Invesco and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Canada Ltd., Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Capital Management, LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (each a Sub-Adviser, collectively the Sub-Advisers) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Adviser herein incorporated by reference. Reference is also made to the caption “Fund Management – The Advisers” of the Prospectuses which comprises Part A of this Registration Statement, and to the discussion under the caption “Investment Advisory and Other Services” of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 32(b) of this Part C.

Item 32. Principal Underwriters.
(a) Invesco Distributors, Inc., the Registrant’s principal underwriter, also acts as a principal underwriter to the following investment companies:
AIM Counselor Series Trust (Invesco Counselor Series Trust)
AIM Equity Funds (Invesco Equity Funds)
AIM Funds Group (Invesco Funds Group)
AIM Growth Series (Invesco Growth Series)
AIM International Mutual Funds (Invesco International Mutual Funds)
AIM Investment Funds (Invesco Investment Funds)
AIM Investment Securities Funds (Invesco Investment Securities Funds)
AIM Sector Funds (Invesco Sector Funds)
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Senior Loan Fund
Invesco Management Trust
Short-Term Investments Trust
Invesco Actively Managed Exchange-Traded Fund Trust
Invesco Actively Managed Exchange-Traded Commodity Fund Trust
Invesco Exchange-Traded Fund Trust
Invesco Exchange-Traded Fund Trust II
Invesco India Exchange-Traded Fund Trust
Invesco Exchange-Traded Self-Indexed Fund Trust
(b) The following are the Officers and Managers of Invesco Distributors, Inc., the Registrant’s underwriter.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Rocco Benedetto	None	Senior Vice President
Paul Blease	None	Senior Vice President
David Borrelli	None	Senior Vice President
Ken Brodsky	None	Senior Vice President
George Fahey	None	Senior Vice President
Jay Fortuna	None	Senior Vice President
Mark W. Gregson	None	Chief Financial Officer, Financial & Operations Principal
Trisha B. Hancock	None	Chief Compliance Officer & Senior Vice President
Clint Harris	None	President
John Hoffman	None	Senior Vice President
Eliot Honaker	None	Senior Vice President

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Brian Kiley	None	Senior Vice President
Jeffrey H. Kupor	Secretary, Senior Vice President & Chief Legal Officer	Secretary
Annette J. Lege	None	Treasurer
Brian Levitt	None	Senior Vice President
John McDonough	None	Director & Chief Executive Officer
Kevin Neznek	None	Senior Vice President
Tony Oh	None	Senior Vice President
Adam Rochlin	None	Senior Vice President
Benjamin Stewart	None	Senior Vice President
Paul E. Temple	None	Senior Vice President
Ben Utt	None	Executive Vice President
Rohit Vohra	None	Senior Vice President
Gary K. Wendler	Assistant Vice President	Senior Vice President, Director, Marketing Research & Analysis
Donna White	None	Senior Vice President
Crissie Wisdom	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer
John M. Zerr	Senior Vice President	Senior Vice President
*
The principal business address for all directors and executive officers is Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.
(c) Not applicable.
Item 33. Location of Accounts and Records.
Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, maintains physical possession of each such account, book or other document of the Registrant at the Registrant’s principal executive offices, 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, except for those maintained at its Atlanta offices at the address listed above or at its Louisville, Kentucky offices, 400 West Market Street, Suite 3300, Louisville, Kentucky 40202 and except for those relating to certain transactions in portfolio securities that are maintained by the Registrant’s Custodian, State Street Bank and Trust Company, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant’s Transfer Agent and Dividend Paying Agent, Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, Missouri 64121-9078.
Records may also be maintained at the offices of:

Invesco Asset Management Deutschland GmbH An der Welle 5, 1st Floor Frankfurt, Germany 60322

Invesco Asset Management Ltd. Perpetual Park Perpetual Park Drive Henley-on-Thames Oxfordshire, RG91HH United Kingdom

Invesco Asset Management (Japan) Limited Roppongi Hills Mori Tower 14F 6-10-1 Roppongi Minato-ku, Tokyo 106-6114 Japan

Invesco Hong Kong Limited 41/F, Champion Tower Three Garden Road, Central Hong Kong

Invesco Senior Secured Management, Inc. 225 Liberty Street New York, NY 10281

Invesco Canada Ltd. 5140 Yonge Street Suite 800 Toronto, Ontario Canada M2N 6X7

Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

Invesco Asset Management (India) Private Limited 3rd Floor, GYS Infinity, Subhash Road Paranjpe B Scheme, Ville Parle (East) Mumbai – 400 057, India

OppenheimerFunds, Inc. 225 Liberty Street New York, NY 10281
Item 34. Management Services.
None.
Item 35. Undertakings.
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, Texas, on the 22nd day of February, 2020.
AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
By:	/s/ Sheri Morris
Sheri Morris
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Sheri Morris	President	February 22, 2021
(Sheri Morris)	(Principal Executive Officer)
/s/ Beth Ann Brown***	Trustee	February 22, 2021
(Beth Ann Brown)
/s/ Jack M. Fields*	Trustee	February 22, 2021
(Jack M. Fields)
/s/ Martin L. Flanagan*	Vice Chair and Trustee	February 22, 2021
(Martin L. Flanagan)
/s/ Cynthia Hostetler*	Trustee	February 22, 2021
(Cynthia Hostetler)
/s/ Eli Jones*	Trustee	February 22, 2021
(Eli Jones)
/s/ Elizabeth Krentzman***	Trustee	February 22, 2021
(Elizabeth Krentzman)
/s/ Anthony J. LaCava, Jr.**	Trustee	February 22, 2021
(Anthony J. LaCava, Jr.)
/s/ Prema Mathai-Davis*	Trustee	February 22, 2021
(Prema Mathai-Davis)
/s/ Joel W. Motley***	Trustee	February 22, 2021
(Joel W. Motley)
/s/ Teresa M. Ressel*	Trustee	February 22, 2021
(Teresa M. Ressel)
/s/ Ann Barnett Stern*	Trustee	February 22, 2021
(Ann Barnett Stern)
/s/ Robert C. Troccoli*	Trustee	February 22, 2021
(Robert C. Troccoli)
/s/ Daniel S. Vandivort***	Trustee	February 22, 2021
(Daniel S. Vandivort)
/s/ James D. Vaughn***	Trustee	February 22, 2021
(James D. Vaughn)

SIGNATURE	TITLE	DATE

/s/ Christopher L. Wilson*	Chair and Trustee	February 22, 2021
(Christopher L. Wilson)
/s/ Adrien Deberghes	Vice President &	February 22, 2021
Adrien Deberghes	Treasurer (Principal Financial Officer)
/s/ Sheri Morris		February 22, 2021
Sheri Morris
Attorney-In-Fact
* Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s post-Effective Amendment No. 82 on February 27, 2019.
** Sheri Morris, pursuant to power of attorney dated March 1, 2019, filed in the Registrant’s Post-Effective Amendment No. 84 on May 23, 2019.
*** Sheri Morris, pursuant to powers of attorney dated June 10, 2019, filed in the Registrant’s Post-Effective Amendment No. 86 on August 27, 2019.

Exhibit Index
a(k)	Amendment No. 10, dated April 17, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017.
a(l)	Amendment No. 11, dated August 5, 2020 and September 30, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017.
a(m)	Amendment No. 12, dated December 22, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017.
a(n)	Amendment No. 13, dated January 22, 2021, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017.
d(1)(ss)	Amendment No. 44, dated April 17, 2020, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.
d(2)(a)	Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc.
d(2)(b)	Amendment No. 1, dated August 5, 2020, to Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc.
d(2)(c)	Amendment No. 2, dated September 30, 2020, to Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc.
d(2)(d)	Amendment No. 3, dated December 22, 2020, to Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc.
d(3)(cc)
Amendment No. 27, dated November 18, 2019, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated
May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland
GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited,
Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.

d(3)(dd)
Amendment No. 28, dated February 28, 2020, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated
May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland
GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited,
Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.

d(3)(ee)
Amendment No. 29, dated April 17, 2020, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated
May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland
GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited,
Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.

d(4)(a)
Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco
Advisors, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH,
Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco
Senior Secured Management, Inc.

d(4)(b)
Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for
Mutual Funds, dated July 1, 2020 between Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco Canada
Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management
(Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.

d(4)(c)
Amendment No. 2, dated September 30, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for
Mutual Funds, dated July 1, 2020 between Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco Canada
Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management
(Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.

d(4)(d)
Amendment No. 3, dated December 22, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for
Mutual Funds, dated July 1, 2020 between Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco Canada
Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management
(Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.

e(2)(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.

h(1)	Fifth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Services, Inc.
h(2)(gg)	Amendment No. 32, dated April 17, 2020, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.
h(4)	Memorandum of Agreement, dated January 22, 2020, regarding expense limitations between Registrant (on behalf of certain Funds) and Invesco Advisers, Inc.
(i)	Legal Opinion of Stradley Ronan Stevens & Young, LLP.
(j) (1)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
m(1)(x)
Amendment No. 23, dated December 22, 2020, to the Third Amended and Restated Distribution Plan—Class A, A2, C,
Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust
(Compensation), effective as of July 1, 2016.

m(3)(d)	Amendment No. 3, dated April 17, 2020, Distribution and Service Plan (Compensation) (Class A, C and R Shares of Invesco Oppenheimer Funds).
m(3)(e)	Amendment No. 4, dated September 30, 2020, Distribution and Service Plan (Compensation) (Class A, C and R Shares of Invesco Oppenheimer Funds).
m(4)(d)	Amendment No. 3, dated April 17, 2020, Service Plan (Reimbursement), dated May 24, 2019.
m(4)(e)	Amendment No. 4, dated September 30, 2020, Service Plan (Reimbursement), dated May 24, 2019.
n(1)	Multiple Class Plan of the Invesco Funds effective January 22, 2021.
p(1)	Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Advisers, Inc.
p(2)	Code of Ethics and Personal Trading Policy for EMEA dated January 2021, relating to Invesco Asset Management Limited.
p(3)	Code of Ethics and Personal Trading Policy for APAC, dated January 2021, relating to Invesco Asset Management (Japan) Limited.
p(4)	Code of Ethics and Personal Trading Policy for APAC, dated January 2021, relating to Invesco Hong Kong Limited.
p(5)	Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Canada Ltd.
p(6)	Code of Ethics and Personal Trading Policy for EMEA dated January 2021, relating to Invesco Asset Management Deutschland GmbH.
p(7)	Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Senior Secured Management.
p(8)	Code of Ethics and Personal Trading Policy for North America, dated January 2021, relating to Invesco Capital Management, LLC.
p(9)
Code of Ethics and Personal Trading Policy for APAC, dated January 2021, and Invesco Asset Management (India) Pvt.
Ltd Personal Trading Policy, dated May 25, 2020, relating to Invesco Asset Management (India) PVT. LTD.